UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-2652

Name of Registrant: Vanguard Index Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2011 – June 30, 2011

Item 1: Reports to Shareholders

Vanguard 500 Index Fund
Semiannual Report

June 30, 2011

> Vanguard 500 Index Fund closely tracked the 6.02% return of the S&P 500 Index for the six months ended June 30, 2011.

> Despite a barrage of grim headlines, the stock market delivered solid gains, buoyed by strength in corporate earnings.

> Health care and energy stocks were among the bright spots. Financial stocks struggled.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	6
Performance Summary.	8
Financial Statements.	9
About Your Fund’s Expenses.	26
Trustees Approve Advisory Arrangement.	28
Glossary.	29

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.

Cover photograph: Jean Maher.

Your Fund’s Total Returns

Six Months Ended June 30, 2011

Total
Returns
Vanguard 500 Index Fund
Investor Shares	5.95%
Admiral™ Shares	6.01
Signal® Shares	6.00
ETF Shares
Market Price	5.95
Net Asset Value	6.02
S&P 500 Index	6.02
Large-Cap Core Funds Average	5.25
Large-Cap Core Funds Average: Derived from data provided by Lipper Inc.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Signal Shares are available to certain institutional shareholders who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Your Fund’s Performance at a Glance
December 31, 2010 , Through June 30, 2011

			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard 500 Index Fund
Investor Shares	$115.82	$121.65	$1.041	$0.000
Admiral Shares	115.83	121.65	1.113	0.000
Signal Shares	95.68	100.48	0.920	0.000
ETF Shares	57.47	60.36	0.553	0.000

1

Chairman’s Letter

Dear Shareholder,

Stock prices scampered higher in the face of uncertainty about the strength of the global recovery. For the six months ended June 30, Vanguard 500 Index Fund followed the market’s gains and retreats, performing in line with the 6.02% return of the S&P 500 Index. The fund topped the average return of its peer group, large-capitalization core funds.

All but one of the fund’s ten sectors posted positive returns for the period. The double-digit returns delivered by health care and energy stocks were notable bright spots. Weakness in the information technology sector, the single largest component of the S&P 500 Index, and a decline in the financial sector held back the six-month returns.

For most stock markets, a ragged six-month gain
Like the U.S. market, global stock markets climbed unsteadily as investor attitudes swung from optimism about the strength of corporate earnings to fears that the slow, grinding recovery was losing momentum. Stock prices rallied through the first four months of 2011, pulled back as economic news turned gloomier, then bounced up again at the end of the period.

2

The broad U.S. stock market returned about 6% for the six months. International stock markets finished a few steps behind, restrained by sovereign-debt dramas in Europe and the economic aftershocks of the Japanese natural and nuclear disaster. Gains were modest in emerging markets, too, as big economies such as China and Brazil grappled with inflationary pressures.

Low yields, solid returns in the U.S. bond market
Bonds delivered solid six-month returns even as interest rates hovered near generational lows. Bond prices rallied in the spring as economic anxiety prompted a search for safer havens in fixed income. The broad taxable bond market returned almost 3%. The municipal market performed even better. Municipal securities were hammered early in the year as unsettling (and in our opinion, overstated) headlines raised doubts about their safety. Toward the end, investors’ worries began to recede and prices rose.

The yields on money market instruments remained nearly invisible, consistent with the Federal Reserve Board’s target for short-term interest rates, which since December 2008 has been anchored between 0% and 0.25%.

Strength in health care and energy carried the fund’s stocks higher
The 500 Index Fund produced a solid half-year return despite the anxiety and pronounced volatility triggered by unsettling events on the global stage. The market’s— and corporate America’s—resilience was

Market Barometer

			Total Returns
		Periods Ended June 30, 2011
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	6.37%	31.93%	3.30%
Russell 2000 Index (Small-caps)	6.21	37.41	4.08
Dow Jones U.S. Total Stock Market Index	6.01	32.26	3.66
MSCI All Country World Index ex USA (International)	3.80	29.73	3.67

Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	2.72%	3.90%	6.52%
Barclays Capital Municipal Bond Index (Broad
tax-exempt market)	4.42	3.48	4.93
Citigroup Three-Month U.S. Treasury Bill Index	0.06	0.14	1.86

CPI
Consumer Price Index	2.99%	3.56%	2.15%

3

notable. Nine of the S&P 500 Index’s ten sectors produced gains, and corporate earnings continued to rebound powerfully from their recessionary depths.

Health care stocks contributed the most to the fund’s performance, returning nearly 14% for the period and accounting for almost 1.5 percentage points of the overall gain. The sector’s rise was driven in part by strong returns for large pharmaceutical companies. Stocks of these firms returned to favor as investors grew more comfortable with how their managements are handling patent expirations of valuable products and a challenging regulatory environment. The energy sector was another highlight as integrated oil and gas companies benefited from the prospect that energy prices will stay high.

Financial stocks, which make up the second-largest sector in the index, declined overall during the period. Large diversified financial services firms saw a drop in revenues from trading and investments, while the big banks continued to wrestle with bad loans and other legacies of the deep recession.

Information technology stocks, the index’s largest sector, also lagged the broader market. The sector showed signs of strength in late 2010 as investors reacted to prospects for increased business spending and to consumers’ enthusiasm for new devices such as tablet computers. Some of that enthusiasm dissipated in the past six months, however, as the economic recovery appeared to stall while competition intensified among industry bellwethers.

Expense Ratios
Your Fund Compared With Its Peer Group

	Investor	Admiral	Signal	ETF	Peer Group
	Shares	Shares	Shares	Shares	Average
500 Index Fund	0.17%	0.06%	0.06%	0.06%	1.26%

The fund expense ratios shown are from the prospectus dated April 29, 2011, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2011, the fund’s annualized expense ratios were 0.17% for Investor Shares, 0.05% for Admiral Shares, 0.05% for Signal Shares, and 0.05% for ETF Shares. The peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2010.

Peer group: Large-Cap Core Funds.

4

Some age-old counsel for an unsettled era
Over the decades, our counsel to clients has remained consistent, even boring: Build a broadly diversified, low-cost portfolio that includes a mix of stock and bond funds and short-term investments consistent with your goals and circumstances. With its low costs and broad diversification, Vanguard 500 Index Fund, the world’s first index mutual fund for individual investors, can be an important component of such a plan.

Since the financial crisis, of course, a series of once-hard-to-imagine developments has reverberated through the global stock and bond markets. Is our simple, straightforward counsel still relevant? In a word, yes.

Impulsive portfolio changes can do damage to sensible long-term investment plans. A commitment to those plans, by contrast, has proven a reliable strategy for enhancing wealth. A recent Vanguard study of defined contribution plans found that, despite significant market shocks, participants, on average, had higher account balances in 2010 than in 2007, the eve of the financial crisis. The increase reflected the benefits of regular contributions, diversification, and the global stock markets’ rebound from crisis lows.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
July 14, 2011

5

500 Index Fund

Fund Profile
As of June 30, 2011

Share-Class Characteristics
	Investor	Admiral	Signal	ETF
	Shares	Shares	Shares	Shares
Ticker Symbol	VFINX	VFIAX	VIFSX	VOO
Expense Ratio[1]	0.17%	0.06%	0.06%	0.06%
30-Day SEC Yield	1.84%	1.96%	1.96%	1.96%

Portfolio Characteristics
			DJ
			U.S. Total
		S&P 500	Market
	Fund	Index	Index
Number of Stocks	502	500	3,745
Median Market Cap	$50.1B	$50.1B	$30.8B
Price/Earnings Ratio	15.9x	15.9x	17.1x
Price/Book Ratio	2.2x	2.2x	2.2x
Return on Equity	20.3%	20.3%	19.1%
Earnings Growth Rate	5.6%	5.6%	5.8%
Dividend Yield	2.0%	2.0%	1.8%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	4%	—	—
Short-Term Reserves	0.0%	—	—

Volatility Measures
		DJ
	U.S. Total
	S&P 500	Market
	Index	Index
R-Squared	1.00	1.00
Beta	1.00	0.97
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Exxon Mobil Corp.	Integrated Oil &
	Gas	3.3%
Apple Inc.	Computer
	Hardware	2.6
International Business	IT Consulting &
Machines Corp.	Other Services	1.7
Chevron Corp.	Integrated Oil &
	Gas	1.7
General Electric Co.	Industrial
	Conglomerates	1.7
Microsoft Corp.	Systems Software	1.6
AT&T Inc.	Integrated
	Telecommunication
	Services	1.5
Johnson & Johnson	Pharmaceuticals	1.5
Procter & Gamble Co.	Household
	Products	1.5
Pfizer Inc.	Pharmaceuticals	1.4
Top Ten		18.5%
The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 29, 2011, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2011, the fund’s annualized expense ratios were 0.17% for Investor Shares, 0.05% for Admiral Shares, 0.05% for Signal Shares, and 0.05% for ETF Shares.

6

500 Index Fund

Fund Profile
As of June 30, 2011

Share-Class Characteristics
	Investor	Admiral	Signal	ETF
	Shares	Shares	Shares	Shares
Ticker Symbol	VFINX	VFIAX	VIFSX	VOO
Expense Ratio[1]	0.17%	0.06%	0.06%	0.06%
30-Day SEC Yield	1.84%	1.96%	1.96%	1.96%

Portfolio Characteristics
			DJ
			U.S. Total
		S&P 500	Market
	Fund	Index	Index
Number of Stocks	502	500	3,745
Median Market Cap	$50.1B	$50.1B	$30.8B
Price/Earnings Ratio	15.9x	15.9x	17.1x
Price/Book Ratio	2.2x	2.2x	2.2x
Return on Equity	20.3%	20.3%	19.1%
Earnings Growth Rate	5.6%	5.6%	5.8%
Dividend Yield	2.0%	2.0%	1.8%
Turnover Rate
(Annualized)	4%	—	—
Short-Term Reserves	0.0%	—	—

Volatility Measures
		DJ
	U.S. Total
	S&P 500	Market
	Index	Index
R-Squared	1.00	1.00
Beta	1.00	0.97
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Exxon Mobil Corp.	Integrated Oil &
	Gas	3.3%
Apple Inc.	Computer
	Hardware	2.6
International Business	IT Consulting &
Machines Corp.	Other Services	1.7
Chevron Corp.	Integrated Oil &
	Gas	1.7
General Electric Co.	Industrial
	Conglomerates	1.7
Microsoft Corp.	Systems Software	1.6
AT&T Inc.	Integrated
	Telecommunication
	Services	1.5
Johnson & Johnson	Pharmaceuticals	1.5
Procter & Gamble Co.	Household
	Products	1.5
Pfizer Inc.	Pharmaceuticals	1.4
Top Ten		18.5%
The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 29, 2011, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2011, the fund’s annualized expense ratios were 0.17% for Investor Shares, 0.05% for Admiral Shares, 0.05% for Signal Shares, and 0.05% for ETF Shares.

6

500 Index Fund

Sector Diversification (% of equity exposure)
			DJ
			U.S. Total
		S&P 500	Market
	Fund	Index	Index
Consumer
Discretionary	10.6%	10.6%	12.2%
Consumer Staples	10.6	10.6	9.7
Energy	12.7	12.7	11.2
Financials	15.1	15.1	15.4
Health Care	11.7	11.7	11.3
Industrials	11.3	11.3	11.6
Information
Technology	17.8	17.8	18.4
Materials	3.7	3.7	4.4
Telecommunication
Services	3.1	3.1	2.6
Utilities	3.4	3.4	3.2

Investment Focus

7

500 Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2000, Through June 30, 2011

Note: For 2011, performance data reflect the six months ended June 30, 2011.

Average Annual Total Returns: Periods Ended June 30, 2011

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	8/31/1976	30.51%	2.86%	2.62%
Admiral Shares	11/13/2000	30.66	2.96	2.71
Signal Shares	9/29/2006	30.66	—	1.93[1]
ETF Shares	9/7/2010
Market Price		—	—	22.86[1]
Net Asset Value		—	—	22.87[1]
1 Return since inception.

See Financial Highlights for dividend and capital gains information.

8

500 Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2011

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (99.8%)[1]
Consumer Discretionary (10.6%)
	McDonald’s Corp.	9,312,180	785,203
	Walt Disney Co.	16,963,935	662,272
*	Amazon.com Inc.	3,205,009	655,392
	Comcast Corp. Class A	23,521,589	596,037
	Home Depot Inc.	14,290,203	517,591
*	Ford Motor Co.	34,088,184	470,076
	News Corp. Class A	20,508,846	363,007
*	DIRECTV Class A	6,890,672	350,184
	Time Warner Inc.	9,610,390	349,530
	NIKE Inc. Class B	3,404,098	306,301
	Target Corp.	6,184,814	290,130
	Lowe’s Cos. Inc.	11,685,676	272,393
	Viacom Inc. Class B	5,251,174	267,810
	Starbucks Corp.	6,727,382	265,664
	Johnson Controls Inc.	6,088,799	253,659
	Time Warner Cable Inc.	3,019,071	235,608
	Yum! Brands Inc.	4,178,262	230,807
*	priceline.com Inc.	445,558	228,095
	TJX Cos. Inc.	3,465,118	182,023
	CBS Corp. Class B	6,001,961	170,996
	Coach Inc.	2,634,846	168,446
	Carnival Corp.	3,875,800	145,846
*	Bed Bath & Beyond Inc.	2,235,745	130,500
	Kohl’s Corp.	2,522,505	126,151
	Omnicom Group Inc.	2,522,838	121,500
	McGraw-Hill Cos. Inc.	2,734,416	114,599
	Macy’s Inc.	3,829,844	111,985
*	Netflix Inc.	390,981	102,707
*	Discovery
	Communications Inc.
	Class A	2,499,854	102,394
	Staples Inc.	6,404,106	101,185
	Starwood Hotels &
	Resorts Worldwide Inc.	1,751,850	98,174
	Wynn Resorts Ltd.	683,374	98,092
	Best Buy Co. Inc.	2,897,210	91,001

			Market
			Value
		Shares	($000)
	Marriott International Inc.
	Class A	2,549,393	90,478
	Tiffany & Co.	1,146,858	90,051
	Fortune Brands Inc.	1,384,360	88,281
	Limited Brands Inc.	2,264,831	87,083
	Harley-Davidson Inc.	2,121,596	86,922
*	Chipotle Mexican Grill Inc.
	Class A	279,442	86,121
	Mattel Inc.	3,119,204	85,747
	VF Corp.	785,852	85,312
	Ross Stores Inc.	1,050,242	84,145
*	O’Reilly Automotive Inc.	1,238,008	81,102
	Genuine Parts Co.	1,412,283	76,828
	Polo Ralph Lauren Corp.
	Class A	577,046	76,522
	Cablevision Systems Corp.
	Class A	2,065,433	74,789
	Nordstrom Inc.	1,505,675	70,676
*	CarMax Inc.	2,026,691	67,023
*	AutoZone Inc.	226,848	66,886
	JC Penney Co. Inc.	1,913,187	66,082
	Gap Inc.	3,506,857	63,474
	Darden Restaurants Inc.	1,224,159	60,914
	Family Dollar Stores Inc.	1,097,384	57,679
	Whirlpool Corp.	683,953	55,619
	Interpublic Group of
	Cos. Inc.	4,384,854	54,811
	Hasbro Inc.	1,222,442	53,702
	Abercrombie & Fitch Co.	786,655	52,643
	Expedia Inc.	1,790,598	51,909
	Wyndham Worldwide
	Corp.	1,525,198	51,323
*	Apollo Group Inc. Class A	1,092,704	47,729
	International Game
	Technology	2,690,913	47,306
	H&R Block Inc.	2,737,056	43,902
	Newell Rubbermaid Inc.	2,612,770	41,230
	Scripps Networks
	Interactive Inc. Class A	814,532	39,814

9

500 Index Fund

			Market
			Value
		Shares	($000)
*	Goodyear Tire &
	Rubber Co.	2,194,341	36,799
*	GameStop Corp. Class A	1,271,248	33,904
	DeVry Inc.	550,198	32,533
	Comcast Corp. Class A
	Special Shares	1,304,720	31,613
*	Urban Outfitters Inc.	1,119,471	31,513
	Leggett & Platt Inc.	1,284,291	31,311
	Gannett Co. Inc.	2,160,931	30,945
	DR Horton Inc.	2,521,799	29,051
	Harman International
	Industries Inc.	628,243	28,629
*,^	Sears Holdings Corp.	387,107	27,655
	Lennar Corp. Class A	1,440,276	26,141
*	Pulte Group Inc.	3,014,679	23,092
*	Big Lots Inc.	674,265	22,352
*,^	AutoNation Inc.	571,506	20,923
	Washington Post Co.
	Class B	46,327	19,409
			11,477,331
Consumer Staples (10.6%)
	Procter & Gamble Co.	25,051,888	1,592,548
	Coca-Cola Co.	20,546,046	1,382,543
	Philip Morris
	International Inc.	15,961,119	1,065,724
	PepsiCo Inc.	14,186,252	999,138
	Wal-Mart Stores Inc.	17,141,284	910,888
	Kraft Foods Inc.	15,776,728	555,814
	Altria Group Inc.	18,787,840	496,187
	CVS Caremark Corp.	12,169,344	457,324
	Colgate-Palmolive Co.	4,387,687	383,528
	Walgreen Co.	8,216,021	348,852
	Costco Wholesale Corp.	3,920,671	318,515
	Kimberly-Clark Corp.	3,525,930	234,686
	General Mills Inc.	5,729,398	213,248
	Archer-Daniels-Midland Co.	6,121,015	184,549
	Sysco Corp.	5,236,369	163,270
	HJ Heinz Co.	2,888,087	153,877
	Lorillard Inc.	1,289,654	140,405
	Kroger Co.	5,442,684	134,979
	Kellogg Co.	2,246,966	124,302
	Mead Johnson
	Nutrition Co.	1,833,773	123,871
	Reynolds American Inc.	3,033,909	112,406
	Avon Products Inc.	3,860,556	108,096
	Estee Lauder Cos. Inc.
	Class A	1,023,769	107,690
	Sara Lee Corp.	5,254,207	99,777
	ConAgra Foods Inc.	3,671,827	94,770
	Coca-Cola Enterprises Inc.	2,918,661	85,167
	Whole Foods Market Inc.	1,341,159	85,097
	Dr Pepper Snapple
	Group Inc.	1,987,791	83,348
	Clorox Co.	1,196,502	80,692
	JM Smucker Co.	1,040,764	79,556

			Market
			Value
		Shares	($000)
	Hershey Co.	1,376,023	78,227
	Safeway Inc.	3,177,596	74,260
	Brown-Forman Corp.
	Class B	925,548	69,129
	Molson Coors Brewing
	Co. Class B	1,425,917	63,795
	McCormick & Co. Inc.	1,189,719	58,974
	Campbell Soup Co.	1,637,822	56,587
	Tyson Foods Inc. Class A	2,690,252	52,245
	Hormel Foods Corp.	1,248,025	37,204
*	Constellation Brands Inc.
	Class A	1,608,240	33,484
*	Dean Foods Co.	1,642,970	20,159
	SUPERVALU Inc.	1,904,892	17,925
			11,482,836
Energy (12.6%)
	Exxon Mobil Corp.	44,211,853	3,597,961
	Chevron Corp.	18,042,120	1,855,452
	Schlumberger Ltd.	12,178,447	1,052,218
	ConocoPhillips	12,686,096	953,868
	Occidental Petroleum
	Corp.	7,295,501	759,024
	Apache Corp.	3,441,294	424,621
	Halliburton Co.	8,212,053	418,815
	Anadarko Petroleum Corp.	4,465,050	342,737
	Marathon Oil Corp.	6,390,818	336,668
	Devon Energy Corp.	3,796,297	299,186
	National Oilwell Varco Inc.	3,796,916	296,957
	Baker Hughes Inc.	3,900,685	283,034
	EOG Resources Inc.	2,409,024	251,864
	Hess Corp.	2,713,684	202,875
	Chesapeake Energy Corp.	5,902,175	175,236
	Spectra Energy Corp.	5,833,337	159,892
	Williams Cos. Inc.	5,278,293	159,668
	Peabody Energy Corp.	2,429,670	143,132
	Noble Energy Inc.	1,583,635	141,941
	El Paso Corp.	6,900,980	139,400
*	Southwestern Energy Co.	3,122,153	133,878
	Valero Energy Corp.	5,117,577	130,856
	Murphy Oil Corp.	1,735,837	113,975
*	Cameron International
	Corp.	2,200,279	110,652
	Consol Energy Inc.	2,035,208	98,667
*	FMC Technologies Inc.	2,158,096	96,661
	Pioneer Natural
	Resources Co.	1,048,468	93,911
*	Alpha Natural
	Resources Inc.	2,034,317	92,439
	Noble Corp.	2,264,381	89,239
*	Newfield Exploration Co.	1,187,434	80,769
	Range Resources Corp.	1,442,500	80,059
*	Denbury Resources Inc.	3,564,919	71,298
	EQT Corp.	1,340,865	70,422
	QEP Resources Inc.	1,586,102	66,347
*	Nabors Industries Ltd.	2,578,667	63,538

10

500 Index Fund

			Market
			Value
		Shares	($000)
	Helmerich & Payne Inc.	959,801	63,462
	Cabot Oil & Gas Corp.	937,355	62,156
	Sunoco Inc.	1,086,587	45,322
*	Rowan Cos. Inc.	1,143,621	44,384
	Diamond Offshore
	Drilling Inc.	623,660	43,912
*	Tesoro Corp.	1,292,205	29,604
			13,676,100
Financials (15.1%)
	JPMorgan Chase & Co.	35,663,832	1,460,077
	Wells Fargo & Co.	47,469,668	1,331,999
	Citigroup Inc.	26,212,676	1,091,496
*	Berkshire Hathaway Inc.
	Class B	14,009,483	1,084,194
	Bank of America Corp.	90,943,036	996,736
	Goldman Sachs
	Group Inc.	4,646,565	618,411
	American Express Co.	9,386,531	485,284
	US Bancorp	17,291,344	441,102
	MetLife Inc.	9,486,674	416,180
	Morgan Stanley	13,862,852	318,984
	Simon Property
	Group Inc.	2,632,266	305,948
	Bank of New York
	Mellon Corp.	11,144,061	285,511
	PNC Financial Services
	Group Inc.	4,723,240	281,552
	Prudential Financial Inc.	4,379,593	278,498
	Travelers Cos. Inc.	3,759,217	219,463
	Capital One
	Financial Corp.	4,120,286	212,895
	State Street Corp.	4,523,472	203,963
	ACE Ltd.	3,028,022	199,304
	Aflac Inc.	4,197,362	195,933
	CME Group Inc.	601,844	175,492
	Franklin Resources Inc.	1,294,215	169,917
	BB&T Corp.	6,250,345	167,759
	BlackRock Inc.	862,605	165,456
	Chubb Corp.	2,625,415	164,377
	Equity Residential	2,644,276	158,657
	Marsh & McLennan
	Cos. Inc.	4,915,683	153,320
	AON Corp.	2,966,399	152,176
	Charles Schwab Corp.	8,988,633	147,863
	ProLogis Inc.	4,076,731	146,110
	Allstate Corp.	4,693,209	143,284
	Public Storage	1,255,616	143,153
	T Rowe Price Group Inc.	2,330,993	140,652
	Boston Properties Inc.	1,306,536	138,702
	Vornado Realty Trust	1,471,548	137,119
	HCP Inc.	3,643,768	133,690
	Discover Financial
	Services	4,895,283	130,949
	Progressive Corp.	5,866,483	125,425
	Ameriprise Financial Inc.	2,174,296	125,413

			Market
			Value
		Shares	($000)
	SunTrust Banks Inc.	4,818,191	124,309
*	Berkshire Hathaway Inc.
	Class A	1,019	118,311
	Loews Corp.	2,788,318	117,360
	American International
	Group Inc.	3,915,009	114,788
	Weyerhaeuser Co.	4,833,282	105,656
	Hartford Financial
	Services Group Inc.	3,995,905	105,372
	Fifth Third Bancorp	8,244,708	105,120
	Host Hotels &
	Resorts Inc.	6,157,751	104,374
	AvalonBay
	Communities Inc.	784,060	100,673
	Northern Trust Corp.	2,171,354	99,795
	M&T Bank Corp.	1,126,879	99,109
	Invesco Ltd.	4,149,401	97,096
	Principal Financial
	Group Inc.	2,885,339	87,772
	Health Care REIT Inc.	1,587,183	83,216
*	IntercontinentalExchange
	Inc.	660,217	82,336
	NYSE Euronext	2,350,863	80,564
	Lincoln National Corp.	2,814,818	80,194
	SLM Corp.	4,736,097	79,614
	Ventas Inc.	1,467,723	77,364
	KeyCorp	8,532,253	71,074
	Unum Group	2,762,031	70,377
	Regions Financial Corp.	11,275,148	69,906
	Moody’s Corp.	1,778,376	68,201
	Kimco Realty Corp.	3,651,643	68,067
*	CB Richard Ellis Group
	Inc. Class A	2,619,191	65,768
	XL Group plc Class A	2,776,462	61,027
	Leucadia National Corp.	1,777,489	60,612
	Plum Creek Timber
	Co. Inc.	1,453,062	58,907
	Comerica Inc.	1,586,139	54,833
	Huntington Bancshares
	Inc.	7,747,310	50,822
	People’s United Financial
	Inc.	3,379,648	45,422
*	Genworth Financial Inc.
	Class A	4,401,731	45,250
	Torchmark Corp.	682,422	43,771
	Legg Mason Inc.	1,334,889	43,731
	Cincinnati Financial Corp.	1,462,534	42,677
	Zions Bancorporation	1,650,837	39,637
	Hudson City Bancorp Inc.	4,722,823	38,680
	Marshall & Ilsley Corp.	4,752,267	37,876
*	NASDAQ OMX Group Inc.	1,349,734	34,148
	Assurant Inc.	867,356	31,459
*	E*Trade Financial Corp.	2,256,500	31,140
	Apartment Investment &
	Management Co.	1,074,198	27,424

11

500 Index Fund

			Market
			Value
		Shares	($000)
	First Horizon National
	Corp.	2,360,494	22,519
^	Federated Investors Inc.
	Class B	836,832	19,950
	Janus Capital Group Inc.	1,669,565	15,761
			16,329,106
Health Care (11.7%)
	Johnson & Johnson	24,601,755	1,636,509
	Pfizer Inc.	70,912,649	1,460,801
	Merck & Co. Inc.	27,701,996	977,603
	Abbott Laboratories	13,949,591	734,027
	UnitedHealth Group Inc.	9,723,701	501,549
*	Amgen Inc.	8,344,190	486,883
	Bristol-Myers Squibb Co.	15,310,995	443,406
	Medtronic Inc.	9,597,371	369,787
	Eli Lilly & Co.	9,143,005	343,137
	Baxter International Inc.	5,118,983	305,552
*	Gilead Sciences Inc.	7,063,588	292,503
	WellPoint Inc.	3,295,088	259,554
*	Express Scripts Inc.	4,751,607	256,492
*	Celgene Corp.	4,153,425	250,535
	Covidien plc	4,448,956	236,818
*	Biogen Idec Inc.	2,168,533	231,860
	Allergan Inc.	2,735,274	227,712
*	Thermo Fisher
	Scientific Inc.	3,439,590	221,475
*	Medco Health
	Solutions Inc.	3,587,946	202,791
	McKesson Corp.	2,262,648	189,271
	Stryker Corp.	2,994,621	175,754
	Becton Dickinson and Co.	1,963,135	169,163
*	Agilent Technologies Inc.	3,123,469	159,641
	Aetna Inc.	3,405,723	150,158
	Cardinal Health Inc.	3,146,268	142,904
	St. Jude Medical Inc.	2,951,142	140,710
*	Intuitive Surgical Inc.	352,579	131,198
	CIGNA Corp.	2,428,087	124,877
	Humana Inc.	1,511,155	121,708
*	Zimmer Holdings Inc.	1,722,656	108,872
	AmerisourceBergen Corp.
	Class A	2,460,151	101,850
*	Forest Laboratories Inc.	2,567,972	101,024
*	Mylan Inc.	3,944,387	97,308
*	Boston Scientific Corp.	13,723,384	94,829
*	Edwards Lifesciences
	Corp.	1,029,690	89,768
*	Laboratory Corp. of
	America Holdings	899,788	87,090
*	Hospira Inc.	1,506,569	85,362
	CR Bard Inc.	769,090	84,492
*	Life Technologies Corp.	1,605,282	83,587
	Quest Diagnostics Inc.	1,412,964	83,506
*	Cerner Corp.	1,298,902	79,376
*	Waters Corp.	822,816	78,776

			Market
			Value
		Shares	($000)
*	Watson Pharmaceuticals
	Inc.	1,135,669	78,055
*	DaVita Inc.	856,937	74,219
*	Varian Medical
	Systems Inc.	1,051,600	73,633
*	Cephalon Inc.	690,167	55,144
*	CareFusion Corp.	2,004,893	54,473
*	Coventry Health Care Inc.	1,329,985	48,505
	DENTSPLY
	International Inc.	1,263,180	48,102
	Patterson Cos. Inc.	861,404	28,332
*	Tenet Healthcare Corp.	4,399,911	27,455
	PerkinElmer Inc.	1,013,397	27,271
			12,635,407
Industrials (11.2%)
	General Electric Co.	95,184,062	1,795,171
	United Technologies Corp.	8,214,326	727,050
	United Parcel Service Inc.
	Class B	8,851,189	645,517
	Caterpillar Inc.	5,783,838	615,747
	3M Co.	6,377,291	604,886
	Boeing Co.	6,625,917	489,854
	Union Pacific Corp.	4,402,357	459,606
	Honeywell
	International Inc.	7,063,192	420,896
	Emerson Electric Co.	6,746,106	379,468
	Deere & Co.	3,766,738	310,568
	FedEx Corp.	2,832,898	268,700
	CSX Corp.	9,896,960	259,498
	Danaher Corp.	4,886,875	258,956
	Illinois Tool Works Inc.	4,487,702	253,510
	General Dynamics Corp.	3,338,550	248,789
	Norfolk Southern Corp.	3,170,002	237,528
	Precision Castparts Corp.	1,291,211	212,598
	Tyco International Ltd.	4,208,509	208,027
	Lockheed Martin Corp.	2,555,833	206,946
	Cummins Inc.	1,761,126	182,259
	Northrop Grumman Corp.	2,627,007	182,183
	PACCAR Inc.	3,279,827	167,566
	Raytheon Co.	3,196,482	159,345
	Waste Management Inc.	4,255,668	158,609
	Eaton Corp.	3,062,029	157,541
	Ingersoll-Rand plc	2,972,861	134,998
	Parker Hannifin Corp.	1,455,403	130,608
	CH Robinson
	Worldwide Inc.	1,462,545	115,307
	Dover Corp.	1,674,328	113,519
	Rockwell Automation Inc.	1,295,814	112,425
	Stanley Black &
	Decker Inc.	1,508,615	108,696
	Goodrich Corp.	1,121,270	107,081
	Fluor Corp.	1,564,981	101,192
	Expeditors International
	of Washington Inc.	1,907,047	97,622
	ITT Corp.	1,653,223	97,424

12

500 Index Fund

			Market
			Value
		Shares	($000)
	Fastenal Co.	2,647,809	95,295
	Joy Global Inc.	943,247	89,835
	Rockwell Collins Inc.	1,383,368	85,340
	Republic Services Inc.
	Class A	2,724,418	84,048
	L-3 Communications
	Holdings Inc.	952,939	83,335
	Southwest Airlines Co.	7,109,207	81,187
	WW Grainger Inc.	522,569	80,293
	Roper Industries Inc.	860,519	71,681
*	Stericycle Inc.	770,300	68,649
	Iron Mountain Inc.	1,800,824	61,390
	Pall Corp.	1,041,925	58,587
	Textron Inc.	2,478,070	58,507
	Flowserve Corp.	500,898	55,044
*	Jacobs Engineering
	Group Inc.	1,137,838	49,212
	Pitney Bowes Inc.	1,829,091	42,051
*	Quanta Services Inc.	1,942,084	39,230
	Masco Corp.	3,210,355	38,621
	Equifax Inc.	1,106,141	38,405
	Cintas Corp.	1,133,195	37,429
	Avery Dennison Corp.	949,566	36,682
	Robert Half
	International Inc.	1,319,751	35,673
	Dun & Bradstreet Corp.	444,008	33,540
	RR Donnelley & Sons Co.	1,685,771	33,058
	Snap-On Inc.	523,115	32,684
	Ryder System Inc.	459,692	26,133
			12,145,599
Information Technology (17.8%)
*	Apple Inc.	8,299,714	2,785,965
	International Business
	Machines Corp.	10,870,524	1,864,838
	Microsoft Corp.	66,602,071	1,731,654
	Oracle Corp.	34,971,867	1,150,924
*	Google Inc. Class A	2,255,921	1,142,353
	Intel Corp.	47,585,349	1,054,491
	Qualcomm Inc.	14,983,980	850,940
	Cisco Systems Inc.	49,363,839	770,570
	Hewlett-Packard Co.	18,615,313	677,597
*	EMC Corp.	18,466,380	508,749
	Visa Inc. Class A	4,298,737	362,212
	Texas Instruments Inc.	10,421,219	342,129
*	eBay Inc.	10,250,461	330,782
	Corning Inc.	14,089,369	255,722
	Mastercard Inc. Class A	845,031	254,642
*	Dell Inc.	14,734,961	245,632
	Automatic Data
	Processing Inc.	4,484,669	236,252
*	Cognizant Technology
	Solutions Corp. Class A	2,730,495	200,255
*	Yahoo! Inc.	11,693,238	175,866
*	NetApp Inc.	3,301,458	174,251

			Market
			Value
		Shares	($000)
	Applied Materials Inc.	11,830,532	153,915
*	Juniper Networks Inc.	4,783,900	150,693
	Broadcom Corp. Class A	4,281,901	144,043
*	Adobe Systems Inc.	4,527,119	142,378
*	Motorola Solutions Inc.	3,047,061	140,287
*	Citrix Systems Inc.	1,687,076	134,966
	Altera Corp.	2,891,707	134,031
*	Symantec Corp.	6,780,397	133,709
	Xerox Corp.	12,574,635	130,902
*	Intuit Inc.	2,455,321	127,333
	Western Union Co.	5,674,009	113,650
	Analog Devices Inc.	2,688,947	105,245
*	Teradata Corp.	1,515,739	91,247
	Paychex Inc.	2,891,911	88,840
*	SanDisk Corp.	2,140,502	88,831
	Xilinx Inc.	2,385,278	86,991
*	BMC Software Inc.	1,588,155	86,872
*	NVIDIA Corp.	5,390,533	85,898
	Amphenol Corp. Class A	1,581,814	85,402
*	Fiserv Inc.	1,288,658	80,709
*	F5 Networks Inc.	728,321	80,297
*	Autodesk Inc.	2,073,906	80,053
*	Red Hat Inc.	1,733,303	79,559
	CA Inc.	3,408,518	77,851
*	Western Digital Corp.	2,086,910	75,922
	Fidelity National
	Information Services Inc.	2,416,391	74,401
*	Electronic Arts Inc.	2,983,240	70,404
	Linear Technology Corp.	2,043,531	67,477
	Microchip Technology Inc.	1,709,245	64,797
*,^	First Solar Inc.	487,078	64,426
	KLA-Tencor Corp.	1,506,592	60,987
*	Motorola Mobility
	Holdings Inc.	2,647,027	58,340
*	Micron Technology Inc.	7,728,667	57,810
	National Semiconductor
	Corp.	2,163,810	53,251
	Computer Sciences Corp.	1,391,616	52,826
*	Akamai Technologies Inc.	1,676,382	52,756
	Harris Corp.	1,141,319	51,428
	VeriSign Inc.	1,511,697	50,581
	FLIR Systems Inc.	1,432,745	48,298
*	SAIC Inc.	2,503,615	42,111
*	LSI Corp.	5,443,279	38,756
*	Advanced Micro
	Devices Inc.	5,190,714	36,283
	Jabil Circuit Inc.	1,767,614	35,706
*	JDS Uniphase Corp.	2,040,027	33,987
	Molex Inc.	1,245,667	32,101
*	Novellus Systems Inc.	802,651	29,008
	Total System Services Inc.	1,451,733	26,973
*	Teradyne Inc.	1,663,417	24,619
*	Lexmark International Inc.
	Class A	712,112	20,836
*	Compuware Corp.	1,963,417	19,163

13

500 Index Fund

			Market
			Value
		Shares	($000)
*	MEMC Electronic
	Materials Inc.	2,068,293	17,643
*	Monster Worldwide Inc.	1,160,639	17,015
	Tellabs Inc.	3,249,132	14,979
	Molex Inc. Class A	4,051	87
			19,193,611
Materials (3.7%)
	EI du Pont de
	Nemours & Co.	8,334,914	450,502
	Freeport-McMoRan
	Copper & Gold Inc.	8,501,956	449,754
	Dow Chemical Co.	10,550,618	379,822
	Monsanto Co.	4,810,254	348,936
	Praxair Inc.	2,728,882	295,784
	Newmont Mining Corp.	4,430,682	239,124
	Air Products &
	Chemicals Inc.	1,901,625	181,757
	Alcoa Inc.	9,546,184	151,403
	PPG Industries Inc.	1,419,243	128,853
	Cliffs Natural
	Resources Inc.	1,298,046	120,004
	Ecolab Inc.	2,081,959	117,381
	International Paper Co.	3,923,983	117,013
	Nucor Corp.	2,836,399	116,916
	CF Industries Holdings Inc.	641,861	90,932
	Sigma-Aldrich Corp.	1,093,713	80,257
	Sherwin-Williams Co.	792,896	66,500
	Eastman Chemical Co.	637,452	65,065
	Allegheny
	Technologies Inc.	952,254	60,440
	United States Steel Corp.	1,289,986	59,391
	Ball Corp.	1,507,128	57,964
	FMC Corp.	643,703	55,371
	MeadWestvaco Corp.	1,522,591	50,718
	International Flavors &
	Fragrances Inc.	721,257	46,334
	Vulcan Materials Co.	1,158,433	44,634
	Airgas Inc.	626,841	43,904
*	Owens-Illinois Inc.	1,474,090	38,046
	Sealed Air Corp.	1,439,478	34,245
	Bemis Co. Inc.	946,649	31,978
	AK Steel Holding Corp.	986,895	15,553
	Titanium Metals Corp.	808,485	14,811
			3,953,392
Telecommunication Services (3.1%)
	AT&T Inc.	53,150,002	1,669,442
	Verizon Communications
	Inc.	25,390,873	945,302
	CenturyLink Inc.	5,389,663	217,904
*	American Tower Corp.
	Class A	3,559,546	186,271
*	Sprint Nextel Corp.	26,848,577	144,714
	Frontier Communications
	Corp.	8,930,818	72,072

			Market
			Value
		Shares	($000)
	Windstream Corp.	4,576,193	59,307
*	MetroPCS
	Communications Inc.	2,382,066	40,995
			3,336,007
Utilities (3.4%)
	Southern Co.	7,620,631	307,721
	Exelon Corp.	5,944,677	254,670
	Dominion Resources Inc.	5,167,553	249,438
	Duke Energy Corp.	11,948,208	224,985
	NextEra Energy Inc.	3,786,858	217,593
	FirstEnergy Corp.	3,753,243	165,706
	American Electric
	Power Co. Inc.	4,323,754	162,919
	PG&E Corp.	3,571,371	150,105
	Public Service Enterprise
	Group Inc.	4,540,127	148,190
	PPL Corp.	5,179,516	144,146
	Consolidated Edison Inc.	2,625,614	139,788
	Progress Energy Inc.	2,643,126	126,897
	Sempra Energy	2,148,824	113,630
	Edison International	2,923,836	113,299
	Entergy Corp.	1,597,063	109,047
	Xcel Energy Inc.	4,345,034	105,584
	DTE Energy Co.	1,520,627	76,062
*	AES Corp.	5,894,690	75,098
	CenterPoint Energy Inc.	3,817,452	73,868
	Oneok Inc.	961,839	71,186
	Constellation Energy
	Group Inc.	1,800,973	68,365
	Wisconsin Energy Corp.	2,097,524	65,757
	Ameren Corp.	2,163,880	62,406
	Northeast Utilities	1,586,247	55,788
*	NRG Energy Inc.	2,163,280	53,173
	NiSource Inc.	2,508,667	50,801
	CMS Energy Corp.	2,264,247	44,583
	Pinnacle West Capital
	Corp.	978,181	43,607
	SCANA Corp.	1,025,513	40,374
	Pepco Holdings Inc.	2,025,744	39,765
	TECO Energy Inc.	1,927,338	36,407
	Integrys Energy Group Inc.	699,357	36,255
	Nicor Inc.	408,682	22,371
			3,649,584
Total Common Stocks
(Cost $75,501,259)			107,878,973
Temporary Cash Investments (0.4%)[1]
Money Market Fund (0.3%)
2	Vanguard Market
	Liquidity Fund,
	0.140%	331,912,000	331,912

14

	500 Index Fund

		Face	Market
		Amount	Value
		($000)	($000)
U.S. Government and Agency Obligations (0.1%)
[3,4]	Federal Home Loan
	Bank Discount Notes,
	0.080%, 8/24/11	2,000	2,000
[3,4]	Federal Home Loan
	Bank Discount Notes,
	0.070%, 9/16/11	6,000	5,999
4	Federal Home Loan
	Bank Discount Notes,
	0.050%, 9/23/11	10,000	9,997
[3,4]	Freddie Mac
	Discount Notes,
	0.095%, 9/27/11	10,500	10,497
			28,493
Total Temporary Cash Investments
	(Cost $360,408)		360,405
	Total Investments (100.2%)
	(Cost $75,861,667)		108,239,378
Other Assets and Liabilities (-0.2%)
	Other Assets		244,142
	Liabilities[5]		(421,000)
			(176,858)
	Net Assets (100%)		108,062,520

At June 30, 2011, net assets consisted of:
Amount
($000)
Paid-in Capital	78,363,574
Overdistributed Net Investment Income	(111,279)
Accumulated Net Realized Losses	(2,573,447)
Unrealized Appreciation (Depreciation)
Investment Securities	32,377,711
Futures Contracts	5,961
Net Assets	108,062,520

Investor Shares—Net Assets
Applicable to 250,411,263 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	30,461,649
Net Asset Value Per Share—
Investor Shares	$121.65

Admiral Shares—Net Assets
Applicable to 445,434,463 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	54,186,110
Net Asset Value Per Share—
Admiral Shares	$121.65

Signal Shares—Net Assets
Applicable to 219,667,111 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	22,073,153
Net Asset Value Per Share—
Signal Shares	$100.48

ETF Shares—Net Assets
Applicable to 22,225,951 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,341,608
Net Asset Value Per Share—
ETF Shares	$60.36

See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $112,745,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Securities with a value of $13,297,000 have been segregated as initial margin for open futures contracts.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
5 Includes $114,089,000 of collateral received for securities on loan.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

15

500 Index Fund

Statement of Operations

Six Months Ended
June 30, 2011
($000)
Investment Income
Income
Dividends	1,043,746
Interest[1]	350
Security Lending	4,916
Total Income	1,049,012
Expenses
The Vanguard Group—Note B
Investment Advisory Services	4,113
Management and Administrative—Investor Shares	20,733
Management and Administrative—Admiral Shares	7,724
Management and Administrative—Signal Shares	2,045
Management and Administrative—ETF Shares	138
Marketing and Distribution—Investor Shares	4,815
Marketing and Distribution—Admiral Shares	4,276
Marketing and Distribution—Signal Shares	2,668
Marketing and Distribution—ETF Shares	82
Custodian Fees	659
Shareholders’ Reports—Investor Shares	134
Shareholders’ Reports—Admiral Shares	258
Shareholders’ Reports—Signal Shares	53
Shareholders’ Reports—ETF Shares	—
Trustees’ Fees and Expenses	59
Total Expenses	47,757
Net Investment Income	1,001,255
Realized Net Gain (Loss)
Investment Securities Sold	649,175
Futures Contracts	18,472
Realized Net Gain (Loss)	667,647
Change in Unrealized Appreciation (Depreciation)
Investment Securities	4,472,075
Futures Contracts	2,971
Change in Unrealized Appreciation (Depreciation)	4,475,046
Net Increase (Decrease) in Net Assets Resulting from Operations	6,143,948
1 Interest income from an affiliated company of the fund was $311,000.

See accompanying Notes, which are an integral part of the Financial Statements.

16

500 Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,001,255	1,886,227
Realized Net Gain (Loss)	667,647	1,296,258
Change in Unrealized Appreciation (Depreciation)	4,475,046	10,286,138
Net Increase (Decrease) in Net Assets Resulting from Operations	6,143,948	13,468,623
Distributions
Net Investment Income
Investor Shares	(270,801)	(821,569)
Admiral Shares	(494,795)	(666,060)
Signal Shares	(196,926)	(332,468)
ETF Shares	(11,168)	(1,184)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
ETF Shares	—	—
Total Distributions	(973,690)	(1,821,281)
Capital Share Transactions
Investor Shares	(3,031,915)	(21,636,466)
Admiral Shares	150,068	18,712,213
Signal Shares	2,138,516	325,876
ETF Shares	1,055,177	248,592
Net Increase (Decrease) from Capital Share Transactions	311,846	(2,349,785)
Total Increase (Decrease)	5,482,104	9,297,557
Net Assets
Beginning of Period	102,580,416	93,282,859
End of Period[1]	108,062,520	102,580,416
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($111,279,000) and ($138,844,000).

See accompanying Notes, which are an integral part of the Financial Statements.

17

500 Index Fund

Financial Highlights

Investor Shares

Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$115.82	$102.67	$83.09	$135.15	$130.59	$114.92
Investment Operations
Net Investment Income	1.074	2.020	2.131	2.443	2.470	2.110
Net Realized and Unrealized Gain (Loss)
on Investments	5.797	13.096	19.553	(51.998)	4.580	15.700
Total from Investment Operations	6.871	15.116	21.684	(49.555)	7.050	17.810
Distributions
Dividends from Net Investment Income	(1.041)	(1.966)	(2.104)	(2.505)	(2.490)	(2.140)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.041)	(1.966)	(2.104)	(2.505)	(2.490)	(2.140)
Net Asset Value, End of Period	$121.65	$115.82	$102.67	$83.09	$135.15	$130.59

Total Return[1]	5.95%	14.91%	26.49%	-37.02%	5.39%	15.64%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$30,462	$31,904	$48,313	$38,778	$63,327	$72,013
Ratio of Total Expenses to
Average Net Assets	0.17%	0.17%	0.18%	0.16%	0.15%	0.18%
Ratio of Net Investment Income to
Average Net Assets	1.79%	1.94%	2.42%	2.16%	1.81%	1.74%
Portfolio Turnover Rate[2]	4%	5%	12%	6%	5%	5%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

18

500 Index Fund

Financial Highlights

Admiral Shares

Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$115.83	$102.67	$83.09	$135.15	$130.59	$114.92
Investment Operations
Net Investment Income	1.144	2.152	2.227	2.534	2.583	2.222
Net Realized and Unrealized Gain (Loss)
on Investments	5.789	13.092	19.556	(52.000)	4.576	15.700
Total from Investment Operations	6.933	15.244	21.783	(49.466)	7.159	17.922
Distributions
Dividends from Net Investment Income	(1.113)	(2.084)	(2.203)	(2.594)	(2.599)	(2.252)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.113)	(2.084)	(2.203)	(2.594)	(2.599)	(2.252)
Net Asset Value, End of Period	$121.65	$115.83	$102.67	$83.09	$135.15	$130.59

Total Return	6.01%	15.05%	26.62%	-36.97%	5.47%	15.75%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$54,186	$51,438	$28,380	$23,009	$37,113	$46,467
Ratio of Total Expenses to
Average Net Assets	0.05%	0.06%	0.07%	0.08%	0.07%	0.09%
Ratio of Net Investment Income to
Average Net Assets	1.91%	2.05%	2.53%	2.24%	1.89%	1.83%
Portfolio Turnover Rate[1]	4%	5%	12%	6%	5%	5%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

19

500 Index Fund

Financial Highlights

Signal Shares

	Six Months					Sept. 29,
	Ended					2006[1] to
For a Share Outstanding	June 30,			Year Ended December 31,		Dec. 31,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$95.68	$84.81	$68.64	$111.64	$107.86	$101.61
Investment Operations
Net Investment Income	.946	1.780	1.839	2.092	2.119	.502
Net Realized and Unrealized Gain (Loss)
on Investments	4.774	10.813	16.151	(42.952)	3.794	6.287
Total from Investment Operations	5.720	12.593	17.990	(40.860)	5.913	6.789
Distributions
Dividends from Net Investment Income	(.920)	(1.723)	(1.820)	(2.140)	(2.133)	(.539)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.920)	(1.723)	(1.820)	(2.140)	(2.133)	(.539)
Net Asset Value, End of Period	$100.48	$95.68	$84.81	$68.64	$111.64	$107.86

Total Return	6.00%	15.05%	26.61%	-36.97%	5.47%	6.68%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$22,073	$18,977	$16,590	$13,099	$21,433	$713
Ratio of Total Expenses to
Average Net Assets	0.05%	0.06%	0.07%	0.08%	0.07%	0.09%[2]
Ratio of Net Investment Income to
Average Net Assets	1.91%	2.05%	2.53%	2.24%	1.89%	1.83%[2]
Portfolio Turnover Rate[3]	4%	5%	12%	6%	5%	5%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

20

500 Index Fund

Financial Highlights

ETF Shares

	Six Months	Sept. 7,
	Ended	2010[1] to
	June 30,	Dec. 31,
For a Share Outstanding Throughout Each Period	2011	2010
Net Asset Value, Beginning of Period	$57.47	$50.08
Investment Operations
Net Investment Income	.563	.363
Net Realized and Unrealized Gain (Loss)
on Investments	2.880	7.569
Total from Investment Operations	3.443	7.932
Distributions
Dividends from Net Investment Income	(.553)	(.542)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.553)	(.542)
Net Asset Value, End of Period	$60.36	$57.47

Total Return	6.02%	15.89%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,342	$261
Ratio of Total Expenses to
Average Net Assets	0.05%	0.06%[2]
Ratio of Net Investment Income to
Average Net Assets	1.91%	2.05%[2]
Portfolio Turnover Rate[3]	4%	5%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

21

500 Index Fund

Notes to Financial Statements

Vanguard 500 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, Admiral Shares, Signal Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares and Signal Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2007–2010), and for the period ended June 30, 2011, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

22

500 Index Fund

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2011, the fund had contributed capital of $17,419,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 6.97% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of June 30, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	107,878,973	—	—
Temporary Cash Investments	331,912	28,493	—
Futures Contracts—Assets[1]	1,840	—	—
Total	108,212,725	28,493	—
1 Represents variation margin on the last day of the reporting period.

23

500 Index Fund

D. At June 30, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	June 2011	547	179,895	4,668
E-mini S&P 500 Index	June 2011	550	36,176	1,293

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2011, the fund realized $717,930,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2010, the fund had available capital loss carryforwards totaling $2,057,911,000 to offset future net capital gains of $293,941,000 through December 31, 2014, and $1,763,970,000 through December 31, 2016. In addition, the fund realized losses of $317,773,000 during the period from November 1, 2010, through December 31,2010, which are deferred and will be treated as realized for tax purposes in fiscal 2011. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 2011; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2011, the cost of investment securities for tax purposes was $75,861,667,000. Net unrealized appreciation of investment securities for tax purposes was $32,377,711,000, consisting of unrealized gains of $41,412,119,000 on securities that had risen in value since their purchase and $9,034,408,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2011, the fund purchased $3,534,653,000 of investment securities and sold $3,087,965,000 of investment securities, other than temporary cash investments.

24

500 Index Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		June 30, 2011	December 31, 2010
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	2,564,193	21,242	6,152,449	58,515
Issued in Lieu of Cash Distributions	262,775	2,201	796,796	7,579
Redeemed	(5,858,883)	(48,491)	(28,585,711)	(261,206)
Net Increase (Decrease)—Investor Shares	(3,031,915)	(25,048)	(21,636,466)	(195,112)
Admiral Shares
Issued	2,503,977	20,762	21,802,511	197,021
Issued in Lieu of Cash Distributions	450,999	3,779	591,430	5,509
Redeemed	(2,804,908)	(23,201)	(3,681,728)	(34,849)
Net Increase (Decrease)—Admiral Shares	150,068	1,340	18,712,213	167,681
Signal Shares
Issued	4,884,533	48,821	4,491,022	50,934
Issued in Lieu of Cash Distributions	179,132	1,817	301,194	3,437
Redeemed	(2,925,149)	(29,322)	(4,466,340)	(51,633)
Net Increase (Decrease)—Signal Shares	2,138,516	21,316	325,876	2,738
ETF Shares[1]
Issued	1,091,690	18,280	251,293	4,596
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(36,513)	(600)	(2,701)	(50)
Net Increase (Decrease)—ETF Shares	1,055,177	17,680	248,592	4,546
1 Inception was September 7, 2010, for ETF Shares.

H. In preparing the financial statements as of June 30, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

25

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

26

Six Months Ended June 30, 2011

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
500 Index Fund	12/31/2010	6/30/2011	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,059.52	$0.87
Admiral Shares	1,000.00	1,060.06	0.26
Signal Shares	1,000.00	1,059.99	0.26
ETF Shares	1,000.00	1,060.16	0.26
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.95	$0.85
Admiral Shares	1,000.00	1,024.55	0.25
Signal Shares	1,000.00	1,024.55	0.25
ETF Shares	1,000.00	1,024.55	0.25

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.17% for Investor Shares, 0.05% for Admiral Shares, 0.05% for Signal Shares, and 0.05% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

27

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard 500 Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Quantitative Equity Group—serves as the investment advisor for the fund. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the fund’s investment management over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance of its target index and peer group. The board concluded that the fund has performed in line with expectations, and that its results have been consistent with its investment strategies. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost
The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also well below its peer-group average. Information about the fund’s expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the fund’s low-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

28

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

29

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 178 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	and President (2006–2008) of Rohm and Haas Co.
(chemicals); Director of Tyco International, Ltd.
F. William McNabb III	(diversified manufacturing and services) and Hewlett-
Born 1957. Trustee Since July 2009. Chairman of the	Packard Co. (electronic computer manufacturing);
Board. Principal Occupation(s) During the Past Five	Senior Advisor at New Mountain Capital; Trustee
Years: Chairman of the Board of The Vanguard Group,	of The Conference Board; Member of the Board of
Inc., and of each of the investment companies served	Managers of Delphi Automotive LLP (automotive
by The Vanguard Group, since January 2010; Director	components).
of The Vanguard Group since 2008; Chief Executive
Officer and President of The Vanguard Group and of	Amy Gutmann
each of the investment companies served by The	Born 1949. Trustee Since June 2006. Principal
Vanguard Group since 2008; Director of Vanguard	Occupation(s) During the Past Five Years: President
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Christopher H.
Vanguard Group (1995–2008).	Browne Distinguished Professor of Political Science
in the School of Arts and Sciences with secondary
appointments at the Annenberg School for Commu-
Independent Trustees	nication and the Graduate School of Education
of the University of Pennsylvania; Director of
Emerson U. Fullwood	Carnegie Corporation of New York, Schuylkill River
Born 1948. Trustee Since January 2008. Principal	Development Corporation, and Greater Philadelphia
Occupation(s) During the Past Five Years: Executive	Chamber of Commerce; Trustee of the National
Chief Staff and Marketing Officer for North America	Constitution Center; Chair of the Presidential
and Corporate Vice President (retired 2008) of Xerox	Commission for the Study of Bioethical Issues.
Corporation (document management products and
services); Executive in Residence and 2010	JoAnn Heffernan Heisen
Distinguished Minett Professor at the Rochester	Born 1950. Trustee Since July 1998. Principal
Institute of Technology; Director of SPX Corporation	Occupation(s) During the Past Five Years: Corporate
(multi-industry manufacturing), the United Way of	Vice President and Chief Global Diversity Officer
Rochester, Amerigroup Corporation (managed health	(retired 2008) and Member of the Executive
care), the University of Rochester Medical Center,	Committee (1997–2008) of Johnson & Johnson
Monroe Community College Foundation, and North	(pharmaceuticals/consumer products); Director of
Carolina A&T University.	Skytop Lodge Corporation (hotels), the University
Medical Center at Princeton, the Robert Wood
Rajiv L. Gupta	Johnson Foundation, and the Center for Work Life
Born 1945. Trustee Since December 2001.[2]	Policy; Member of the Advisory Board of the
Principal Occupation(s) During the Past Five Years:	Maxwell School of Citizenship and Public Affairs
Chairman and Chief Executive Officer (retired 2009)	at Syracuse University.

F. Joseph Loughrey	Thomas J. Higgins
Born 1949. Trustee Since October 2009. Principal	Born 1957. Chief Financial Officer Since September
Occupation(s) During the Past Five Years: President	2008. Principal Occupation(s) During the Past Five
and Chief Operating Officer (retired 2009) and Vice	Years: Principal of The Vanguard Group, Inc.; Chief
Chairman of the Board (2008–2009) of Cummins Inc.	Financial Officer of each of the investment companies
(industrial machinery); Director of SKF AB (industrial	served by The Vanguard Group since 2008; Treasurer
machinery), Hillenbrand, Inc. (specialized consumer	of each of the investment companies served by The
services), the Lumina Foundation for Education, and	Vanguard Group (1998–2008).
Oxfam America; Chairman of the Advisory Council
for the College of Arts and Letters and Member	Kathryn J. Hyatt
of the Advisory Board to the Kellogg Institute for	Born 1955. Treasurer Since November 2008. Principal
International Studies at the University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Treasurer of each of
André F. Perold	the investment companies served by The Vanguard
Born 1952. Trustee Since December 2004. Principal	Group since 2008; Assistant Treasurer of each of the
Occupation(s) During the Past Five Years: George	investment companies served by The Vanguard Group
Gund Professor of Finance and Banking at the Harvard	(1988–2008).
Business School; Chair of the Investment Committee
of HighVista Strategies LLC (private investment firm).	Heidi Stam
Born 1956. Secretary Since July 2005. Principal
Alfred M. Rankin, Jr.	Occupation(s) During the Past Five Years: Managing
Born 1941. Trustee Since January 1993. Principal	Director of The Vanguard Group, Inc., since 2006;
Occupation(s) During the Past Five Years: Chairman,	General Counsel of The Vanguard Group since 2005;
President, and Chief Executive Officer of NACCO	Secretary of The Vanguard Group and of each of the
Industries, Inc. (forklift trucks/housewares/lignite);	investment companies served by The Vanguard Group
Director of Goodrich Corporation (industrial products/	since 2005; Director and Senior Vice President of
aircraft systems and services) and the National	Vanguard Marketing Corporation since 2005;
Association of Manufacturers; Chairman of the	Principal of The Vanguard Group (1997–2006).
Federal Reserve Bank of Cleveland; Vice Chairman
of University Hospitals of Cleveland; President of
the Board of The Cleveland Museum of Art.	Vanguard Senior Management Team

Peter F. Volanakis	R. Gregory Barton	Michael S. Miller
Born 1955. Trustee Since July 2009. Principal	Mortimer J. Buckley	James M. Norris
Occupation(s) During the Past Five Years: President	Kathleen C. Gubanich	Glenn W. Reed
and Chief Operating Officer (retired 2010) of Corning	Paul A. Heller	George U. Sauter
Incorporated (communications equipment); Director of	Martha G. King
Corning Incorporated (2000–2010) and Dow Corning
(2001–2010); Overseer of the Amos Tuck School of
Business Administration at Dartmouth College.	Chairman Emeritus and Senior Advisor

John J. Brennan
Executive Officers	Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008
Glenn Booraem
Born 1967. Controller Since July 2010. Principal
Occupation(s) During the Past Five Years: Principal	Founder
of The Vanguard Group, Inc.; Controller of each of
the investment companies served by The Vanguard	John C. Bogle
Group since 2010; Assistant Controller of each of	Chairman and Chief Executive Officer, 1974–1996
the investment companies served by The Vanguard
Group (2001–2010).

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

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With Hearing Impairment > 800-749-7273	The Vanguard ETFs are not sponsored, endorsed, sold,
or promoted by S&P or its Affiliates, and S&P and its
Affiliates make no representation, warranty, or
This material may be used in conjunction	condition regarding the advisability of buying, selling,
with the offering of shares of any Vanguard	or holding units/shares in the ETFs.
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2011 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q402 082011

Vanguard U.S. Stock Index Funds
Small-Capitalization Portfolios
Semiannual Report

June 30, 2011

Vanguard Small-Cap Index Fund
Vanguard Small-Cap Growth Index Fund
Vanguard Small-Cap Value Index Fund

> For the six-months ended June 30, 2011, small-capitalization stocks outperformed the broad U.S. stock market.

> Small-cap growth stocks were the best performers, rallying on strength in health care and technology. Small-cap value stocks were the worst, restrained by weakness in the large financial sector.

> All three funds succeeded in capturing the returns of their target indexes.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	4
Small-Cap Index Fund.	9
Small-Cap Growth Index Fund.	28
Small-Cap Value Index Fund.	43
About Your Fund’s Expenses.	58
Trustees Approve Advisory Arrangement.	61
Glossary.	62

Small-Cap Index Fund
Small-Cap Growth Index Fund
Small-Cap Value Index Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.

Cover photograph: Jean Maher.

Your Fund’s Total Returns

Six Months Ended June 30, 2011

Total
Returns
Vanguard Small-Cap Index Fund
Investor Shares	7.55%
Admiral™ Shares	7.60
Signal® Shares	7.64
Institutional Shares	7.63
Institutional Plus Shares	7.63
ETF Shares
Market Price	7.48
Net Asset Value	7.61
MSCI US Small Cap 1750 Index	7.56
Small-Cap Core Funds Average	6.41
Small-Cap Core Funds Average: Derived from data provided by Lipper Inc.
Vanguard Small-Cap Growth Index Fund
Investor Shares	10.09%
Institutional Shares	10.16
ETF Shares
Market Price	10.05
Net Asset Value	10.18
MSCI US Small Cap Growth Index	10.14
Small-Cap Growth Funds Average	9.67
Small-Cap Growth Funds Average: Derived from data provided by Lipper Inc.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Signal Shares, Institutional Shares, and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138.

1

Your Fund’s Total Returns

Six Months Ended June 30, 2011

Total
Returns
Vanguard Small-Cap Value Index Fund
Investor Shares	4.88%
Institutional Shares	5.00
ETF Shares
Market Price	4.81
Net Asset Value	4.98
MSCI US Small Cap Value Index	4.95
Small-Cap Value Funds Average	4.23
Small-Cap Value Funds Average: Derived from data provided by Lipper Inc.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Signal Shares, Institutional Shares, and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

2

Your Fund’s Performance at a Glance

December 31, 2010 , Through June 30, 2011

			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Small-Cap Index Fund
Investor Shares	$34.75	$37.37	$0.002	$0.000
Admiral Shares	34.78	37.42	0.003	0.000
Signal Shares	31.33	33.72	0.003	0.000
Institutional Shares	34.77	37.42	0.003	0.000
Institutional Plus Shares	100.38	108.03	0.012	0.000
ETF Shares	72.58	78.10	0.006	0.000
Vanguard Small-Cap Growth Index Fund
Investor Shares	$21.92	$24.13	$0.002	$0.000
Institutional Shares	21.96	24.19	0.002	0.000
ETF Shares	77.98	85.91	0.006	0.000
Vanguard Small-Cap Value Index Fund
Investor Shares	$16.01	$16.79	$0.002	$0.000
Institutional Shares	16.04	16.84	0.002	0.000
ETF Shares	66.80	70.12	0.008	0.000

3

Chairman’s Letter

Dear Shareholder,

After a strong 2010, small-capitalization stocks remained a few steps ahead of the broader market through the first half of 2011. Vanguard Small-Cap Growth Index Fund was the top performer, returning about 10%. Vanguard Small-Cap Value Index Fund was the weakest, returning about 5%. The return of Vanguard Small-Cap Index Fund, a blend of growth and value stocks, was in the middle.

The returns of all three funds were in line with those of their benchmark indexes and superior to the average returns of their peer groups.

After the close of the period, we announced that in late September, the Small-Cap Growth and Value Index Funds will introduce low-cost Admiral Shares, part of Vanguard’s ongoing efforts to reduce the cost of investing. Admiral Shares are available to clients with a fund balance of $10,000 or more. (The Small-Cap Index Fund already offers Admiral Shares.) We expect the expense ratio for the growth fund’s Admiral Shares to be 0.10%; the value fund’s Admiral Shares are expected to have an expense ratio of 0.21%.

For stock markets, a ragged six-month gain
Global stock markets climbed unsteadily as investor attitudes swung from optimism about the strength of corporate earnings to fears that the slow, grinding recovery was losing momentum. Stock prices rallied through the first four months of 2011,

4

pulled back as economic news turned gloomier, then bounced back at the end of the period.

The broad U.S. stock market returned about 6% for the six months. International stock markets finished a few steps behind, restrained by sovereign-debt dramas in Europe and the economic aftershocks of the Japanese natural and nuclear disaster. Gains were modest in emerging markets, too, as big economies such as China and Brazil grappled with inflationary pressures.

Low yields, solid returns in the bond market
Bonds delivered solid six-month returns even as interest rates hovered near generational lows. Bond prices rallied in the spring as economic anxiety prompted a search for safer havens in fixed income. The broad taxable bond market returned almost 3%. The municipal market performed even better. Municipal securities were hammered early in the year as unsettling headlines raised doubts about their safety. Toward the end, investors’ worries began to recede and prices rose.

The yields on money market instruments remained nearly invisible, consistent with the Federal Reserve Board’s target for short-term interest rates, which since December 2008 has been anchored between 0% and 0.25%.

Market Barometer

			Total Returns
		Periods Ended June 30, 2011
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	6.37%	31.93%	3.30%
Russell 2000 Index (Small-caps)	6.21	37.41	4.08
Dow Jones U.S. Total Stock Market Index	6.01	32.26	3.66
MSCI All Country World Index ex USA (International)	3.80	29.73	3.67

Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	2.72%	3.90%	6.52%
Barclays Capital Municipal Bond Index (Broad
tax-exempt market)	4.42	3.48	4.93
Citigroup Three-Month U.S. Treasury Bill Index	0.06	0.14	1.86

CPI
Consumer Price Index	2.99%	3.56%	2.15%

5

Small-cap strength was broad and deep
Despite the anxiety and pronounced volatility triggered by unsettling events on the global stage, the U.S. market’s small stocks produced strong six-month returns. The market’s—and corporate America’s— resilience was notable. With the exception of the financial stocks in Vanguard Small- Cap Value Index Fund, every sector of the small-cap market registered gains as corporate earnings continued to rebound from their recessionary depths.

The health care sector was a bright spot. Biotechnology stocks rallied on encouraging developments in companies’ product pipelines, while health care providers, which had languished through most of 2010, found renewed favor with investors. Small-cap information technology companies posted robust returns, spurred higher by a growing appetite for takeover activity among the technology industry’s cash-rich giants. Both sectors have relatively heavy weightings in Vanguard Small-Cap Growth Index Fund, which leaped past the Small-Cap and Small-Cap Value Index Funds for the period.

Energy stocks made big contributions to all three funds. Growing energy demand along with the prospect of higher energy prices was a key contributor to the double-digit returns in that sector.

Expense Ratios
Your Fund Compared With Its Peer Group

							Peer
	Investor	Admiral	Signal	Institutional	Institutional	ETF	Group
	Shares	Shares	Shares	Shares	Plus Shares	Shares	Average
Small-Cap Index Fund	0.31%	0.17%	0.17%	0.13%	0.11%	0.17%	1.38%
Small-Cap Growth Index Fund	0.26	—	—	0.08	—	0.12	1.61
Small-Cap Value Index Fund	0.37	—	—	0.19	—	0.23	1.53

The fund expense ratios shown are from the prospectus dated April 29, 2011, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2011, the funds’ annualized expense ratios were: for the Small-Cap Index Fund, 0.25% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.08% for Institutional Shares, 0.06% for Institutional Plus Shares, and 0.11% for ETF Shares; for the Small-Cap Growth Index Fund, 0.24% for Investor Shares, 0.08% for Institutional Shares, and 0.10% for ETF Shares; and for the Small-Cap Value Index Fund, 0.24% for Investor Shares, 0.08% for Institutional Shares, and 0.10% for ETF Shares. The peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2010.

Peer groups: For the Small-Cap Index Fund, Small-Cap Core Funds; for the Small-Cap Growth Index Fund, Small-Cap Growth Funds; for the Small-Cap Value Index Fund, Small-Cap Value Funds.

6

Although weak spots were few, they were most visible in Vanguard Small-Cap Value Index Fund, which produced the lowest six-month return. Like its index, the fund held more than one-third of its assets in financial stocks. These holdings produced a slightly negative return as banks wrestled with bad loans, new regulatory developments, and other legacies of the deep recession.

All three funds captured the returns of their target indexes, a tribute to the funds’ advisor, Vanguard Quantitative Equity Group, whose skilled portfolio managers and traders have long distinguished themselves as the indexing experts in almost every segment of the public stock markets.

Some age-old counsel for an unsettled era
Over the decades, our counsel to clients has remained consistent, even boring: Build a broadly diversified, low- cost portfolio that includes a mix of stock and bond funds and short-term investments consistent with your goals and circumstances. With their low costs and broad diversification across the small-cap market, the Vanguard Small-Cap Index Funds can be important components of such a plan.

Since the financial crisis, of course, a series of once-hard-to-imagine developments has reverberated through the global stock and bond markets. Is our simple, straightforward counsel still relevant? In a word, yes.

A note on expense ratios
The Expense Ratios table in each report’s Chairman’s Letter displays fund expense ratios from the most recent prospectus. These figures include the funds’ actual operating expenses. For some funds, the figures also include “acquired fund fees and expenses,” which result from the funds’ holdings in business development companies (BDCs).

Although the Securities and Exchange Commission requires that BDC costs be included in a fund’s expense ratio, these fees are not incurred by the fund. They have no impact on a fund’s total return or on its tracking error relative to an index.
A footnote to the Expense Ratios table reports an annualized calculation of the fund’s actual expenses for the period, a more accurate tally of the operating costs incurred by shareholders.

7

Impulsive portfolio changes can do damage to sensible long-term investment plans. Remaining committed to those plans, by contrast, has proven to be a reliable strategy for enhancing wealth. A recent Vanguard study of defined contribution plans found that, despite significant market shocks, participants, on average, had higher account balances in 2010 than in 2007, on the eve of the financial crisis. The increase reflected the benefits of regular contributions, diversification, and the global stock markets’ rebound from crisis lows.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
July 25, 2011

8

Small-Cap Index Fund

Fund Profile
As of June 30, 2011

Share-Class Characteristics
	Investor	Admiral	Signal	Institutional	Institutional	ETF
	Shares	Shares	Shares	Shares	Plus Shares	Shares
Ticker Symbol	NAESX	VSMAX	VSISX	VSCIX	VSCPX	VB
Expense Ratio[1]	0.31%	0.17%	0.17%	0.13%	0.11%	0.17%
30-Day SEC Yield	0.99%	1.13%	1.13%	1.15%	1.17%	1.13%

Portfolio Characteristics
			DJ
		MSCI US	U.S. Total
		Small Cap	Market
	Fund	1750 Index	Index
Number of Stocks	1,735	1,728	3,745
Median Market Cap	$1.8B	$1.8B	$30.8B
Price/Earnings Ratio	25.2x	25.1x	17.1x
Price/Book Ratio	2.0x	2.0x	2.2x
Return on Equity	9.9%	10.0%	19.1%
Earnings Growth Rate	4.0%	3.8%	5.8%
Dividend Yield	1.3%	1.2%	1.8%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	18%	—	—
Short-Term Reserves	0.0%	—	—

Volatility Measures
			DJ
	MSCI US		U.S. Total
	Small Cap		Market
	1750 Index		Index
R-Squared		1.00	0.94
Beta		1.00	1.24
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Polycom Inc.	Communications
	Equipment	0.3%
American Capital Agency
Corp.	Mortgage REITs	0.3
Tempur-Pedic
International Inc.	Home Furnishings	0.3
Varian Semiconductor
Equipment Associates	Semiconductor
Inc.	Equipment	0.3
WABCO Holdings Inc.	Construction &
	Farm Machinery &
	Heavy Trucks	0.3
Camden Property Trust	Residential REITs	0.3
Gardner Denver Inc.	Industrial
	Machinery	0.3
Essex Property Trust Inc.	Residential REITs	0.3
Gentex Corp.	Auto Parts &
	Equipment	0.3
TransDigm Group Inc.	Aerospace &
	Defense	0.3
Top Ten		3.0%
The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 29, 2011, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2011, the annualized expense ratios were 0.25% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.08% for Institutional Shares, 0.06% for Institutional Plus Shares, and 0.11% for ETF Shares.

9

Small-Cap Index Fund

Sector Diversification (% of equity exposure)
			DJ
		MSCI US	U.S. Total
		Small Cap	Market
	Fund	1750 Index	Index
Consumer
Discretionary	13.8%	13.7%	12.2%
Consumer Staples	3.0	3.0	9.7
Energy	6.0	6.4	11.2
Financials	20.4	20.4	15.4
Health Care	11.6	11.5	11.3
Industrials	16.2	16.1	11.6
Information
Technology	17.8	17.8	18.4
Materials	6.5	6.4	4.4
Telecommunication
Services	1.1	1.1	2.6
Utilities	3.6	3.6	3.2

Investment Focus

10

Small-Cap Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2000, Through June 30, 2011

Note: For 2011, performance data reflect the six months ended June 30, 2011.

Average Annual Total Returns: Periods Ended June 30, 2011

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	10/3/1960	39.26%	5.52%	7.23%
Admiral Shares	11/13/2000	39.46	5.65	7.34
Signal Shares	12/15/2006	39.50	—	4.21[1]
Institutional Shares	7/7/1997	39.51	5.69	7.40
Institutional Plus Shares	12/17/2010	—	—	8.52[1]
ETF Shares	1/26/2004
Market Price		39.41	5.72	7.35[1]
Net Asset Value		39.48	5.65	7.36[1]
1 Return since inception.

See Financial Highlights for dividend and capital gains information.

11

Small-Cap Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of June 30, 2011

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Consumer Discretionary
* Tempur-Pedic International Inc.	1,047,025	71,009	0.3%
Gentex Corp.	2,168,644	65,558	0.3%
* Signet Jewelers Ltd.	1,305,307	61,101	0.2%
* Panera Bread Co. Class A	457,587	57,500	0.2%
Foot Locker Inc.	2,355,070	55,956	0.2%
Polaris Industries Inc.	489,779	54,449	0.2%
* Deckers Outdoor Corp.	586,764	51,717	0.2%
Consumer Discretionary—Other †		3,177,542	12.1%
		3,594,832	13.7%
Consumer Staples
Corn Products International Inc.	1,159,748	64,111	0.3%
Consumer Staples—Other †		711,393	2.7%
		775,504	3.0%
Energy
* Oil States International Inc.	774,204	61,867	0.2%
* Brigham Exploration Co.	1,779,188	53,251	0.2%
CARBO Ceramics Inc.	299,652	48,828	0.2%
Energy—Other †		1,411,647	5.4%
		1,575,593	6.0%
Financials
American Capital Agency Corp.	2,617,974	76,209	0.3%
Camden Property Trust	1,062,267	67,581	0.3%
Essex Property Trust Inc.	489,672	66,248	0.3%
First Niagara Financial Group Inc.	4,699,210	62,030	0.2%
BRE Properties Inc.	1,117,724	55,752	0.2%
Senior Housing Properties Trust	2,310,466	54,088	0.2%
* E*Trade Financial Corp.	3,823,377	52,763	0.2%
* American Capital Ltd.	5,211,907	51,754	0.2%
Taubman Centers Inc.	849,275	50,277	0.2%

12

Small-Cap Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Ares Capital Corp.	3,111,580	50,003	0.2%
Financials—Other †		4,747,730	18.1%
		5,334,435	20.4%
Health Care
* Pharmasset Inc.	563,585	63,234	0.2%
Cooper Cos. Inc.	706,652	55,995	0.2%
* AMERIGROUP Corp.	753,499	53,099	0.2%
* Mednax Inc.	730,322	52,722	0.2%
Health Care—Other †		2,788,125	10.7%
		3,013,175	11.5%
Industrials
* WABCO Holdings Inc.	1,013,424	69,987	0.3%
Gardner Denver Inc.	794,243	66,756	0.3%
* TransDigm Group Inc.	717,884	65,464	0.2%
* BE Aerospace Inc.	1,556,561	63,523	0.2%
IDEX Corp.	1,254,579	57,522	0.2%
Kennametal Inc.	1,249,891	52,758	0.2%
Snap-On Inc.	842,624	52,647	0.2%
Waste Connections Inc.	1,647,353	52,271	0.2%
Nordson Corp.	882,641	48,413	0.2%
Industrials—Other †		3,691,124	14.1%
		4,220,465	16.1%
Information Technology
* Polycom Inc.	1,334,612	85,816	0.3%
* Varian Semiconductor Equipment Associates Inc.	1,143,319	70,246	0.3%
Solera Holdings Inc.	1,072,427	63,445	0.3%
* MICROS Systems Inc.	1,230,159	61,151	0.2%
* JDS Uniphase Corp.	3,412,336	56,850	0.2%
Cypress Semiconductor Corp.	2,510,737	53,077	0.2%
* Gartner Inc.	1,315,060	52,984	0.2%
* Novellus Systems Inc.	1,372,340	49,596	0.2%
* Ariba Inc.	1,421,106	48,986	0.2%
Information Technology—Other †		4,107,729	15.7%
		4,649,880	17.8%
Materials
Domtar Corp.	625,725	59,269	0.2%
* Rockwood Holdings Inc.	985,110	54,467	0.2%
Aptargroup Inc.	1,019,970	53,385	0.2%
* WR Grace & Co.	1,113,263	50,798	0.2%
Temple-Inland Inc.	1,646,942	48,980	0.2%
Materials—Other †		1,424,092	5.4%
		1,690,991	6.4%
Telecommunication Services
* Level 3 Communications Inc.	25,468,813	62,144	0.2%
Telecommunication Services—Other †		227,050	0.9%
		289,194	1.1%
Utilities
ITC Holdings Corp.	772,822	55,465	0.2%
Utilities—Other †		877,166	3.4%
		932,631	3.6%
Total Common Stocks (Cost $22,293,517)		26,076,700	99.6%[1]

13

Small-Cap Index Fund

			Market	Percentage
			Value	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[2,3] Vanguard Market Liquidity Fund	0.140%	391,474,790	391,475	1.5%

4U.S. Government and Agency Obligations †			7,998	0.0%
Total Temporary Cash Investments (Cost $399,473)			399,473	1.5%[1]
[5]Total Investments (Cost $22,692,990)			26,476,173	101.1%
Other Assets and Liabilities
Other Assets			57,014	0.2%
Liabilities[3]			(357,987)	(1.3%)
			(300,973)	(1.1%)
Net Assets			26,175,200	100.0%

14

Small-Cap Index Fund

At June 30, 2011, net assets consisted of:
Amount
($000)
Paid-in Capital	23,951,781
Undistributed Net Investment Income	103,628
Accumulated Net Realized Losses	(1,668,702)
Unrealized Appreciation (Depreciation)
Investment Securities	3,783,183
Futures Contracts	5,310
Net Assets	26,175,200

Investor Shares—Net Assets
Applicable to 134,859,627 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	5,039,252
Net Asset Value Per Share—Investor Shares	$37.37

Admiral Shares—Net Assets
Applicable to 163,756,512 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	6,128,192
Net Asset Value Per Share—Admiral Shares	$37.42

Signal Shares—Net Assets
Applicable to 97,061,541 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,272,731
Net Asset Value Per Share—Signal Shares	$33.72

Institutional Shares—Net Assets
Applicable to 157,000,970 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	5,875,316
Net Asset Value Per Share—Institutional Shares	$37.42

Institutional Plus Shares—Net Assets
Applicable to 12,530,584 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,353,719
Net Asset Value Per Share—Institutional Plus Shares	$108.03

ETF Shares—Net Assets
Applicable to 57,696,868 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	4,505,990
Net Asset Value Per Share—ETF Shares	$78.10

See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 1.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $297,086,000 of collateral received for securities on loan.
4 Securities with a value of $6,998,000 have been segregated as initial margin for open futures contracts.
5 The total value of securities on loan is $278,062,000.
See accompanying Notes, which are an integral part of the Financial Statements.

15

Small-Cap Index Fund

Statement of Operations

Six Months Ended
June 30, 2011
($000)
Investment Income
Income
Dividends	138,775
Interest[1]	149
Security Lending	12,079
Total Income	151,003
Expenses
The Vanguard Group—Note B
Investment Advisory Services	952
Management and Administrative—Investor Shares	5,345
Management and Administrative—Admiral Shares	2,298
Management and Administrative—Signal Shares	922
Management and Administrative—Institutional Shares	1,097
Management and Administrative—Institutional Plus Shares	208
Management and Administrative—ETF Shares	1,479
Marketing and Distribution—Investor Shares	852
Marketing and Distribution—Admiral Shares	456
Marketing and Distribution—Signal Shares	387
Marketing and Distribution—Institutional Shares	877
Marketing and Distribution—Institutional Plus Shares	50
Marketing and Distribution—ETF Shares	759
Custodian Fees	385
Shareholders’ Reports—Investor Shares	2
Shareholders’ Reports—Admiral Shares	38
Shareholders’ Reports—Signal Shares	6
Shareholders’ Reports—Institutional Shares	32
Shareholders’ Reports—Institutional Plus Shares	—
Shareholders’ Reports—ETF Shares	26
Trustees’ Fees and Expenses	13
Total Expenses	16,184
Net Investment Income	134,819
Realized Net Gain (Loss)
Investment Securities Sold	2,272,288
Futures Contracts	(1,523)
Realized Net Gain (Loss)	2,270,765
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(537,430)
Futures Contracts	5,754
Change in Unrealized Appreciation (Depreciation)	(531,676)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,873,908
1 Interest income from an affiliated company of the fund was $140,000.

See accompanying Notes, which are an integral part of the Financial Statements.

16

Small-Cap Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	134,819	262,861
Realized Net Gain (Loss)	2,270,765	942,499
Change in Unrealized Appreciation (Depreciation)	(531,676)	3,699,566
Net Increase (Decrease) in Net Assets Resulting from Operations	1,873,908	4,904,926
Distributions
Net Investment Income
Investor Shares	(293)	(54,888)
Admiral Shares	(490)	(60,927)
Signal Shares	(247)	(26,640)
Institutional Shares	(477)	(66,672)
Institutional Plus Shares	(121)	(3,937)
ETF Shares	(367)	(56,141)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
ETF Shares	—	—
Total Distributions	(1,995)	(269,205)
Capital Share Transactions
Investor Shares	(622,277)	(2,074,399)
Admiral Shares	144,041	2,843,790
Signal Shares	788,799	72,423
Institutional Shares	(269,208)	387,352
Institutional Plus Shares	956,337	342,580
ETF Shares	(713,108)	520,315
Net Increase (Decrease) from Capital Share Transactions	284,584	2,092,061
Total Increase (Decrease)	2,156,497	6,727,782
Net Assets
Beginning of Period	24,018,703	17,290,921
End of Period[1]	26,175,200	24,018,703
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $103,628,000 and ($29,196,000).

See accompanying Notes, which are an integral part of the Financial Statements.

17

Small-Cap Index Fund

Financial Highlights

Investor Shares

Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$34.75	$27.49	$20.40	$32.58	$32.62	$28.52
Investment Operations
Net Investment Income	.169	.355	.272	.398	.413	.357
Net Realized and Unrealized Gain (Loss)
on Investments	2.453	7.266	7.094	(12.174)	(.041)	4.101
Total from Investment Operations	2.622	7.621	7.366	(11.776)	.372	4.458
Distributions
Dividends from Net Investment Income	(.002)	(.361)	(.276)	(.404)	(.412)	(.358)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.002)	(.361)	(.276)	(.404)	(.412)	(.358)
Net Asset Value, End of Period	$37.37	$34.75	$27.49	$20.40	$32.58	$32.62

Total Return[1]	7.55%	27.72%	36.12%	-36.07%	1.16%	15.64%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,039	$5,270	$5,913	$4,050	$6,214	$6,808
Ratio of Total Expenses to
Average Net Assets	0.25%	0.26%	0.28%	0.23%	0.22%	0.23%
Ratio of Net Investment Income to
Average Net Assets	0.93%	1.24%	1.30%	1.49%	1.23%	1.18%
Portfolio Turnover Rate[2]	18%	12%	14%	14%	16%	13%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Small-Cap Index Fund

Financial Highlights

Admiral Shares

Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$34.78	$27.50	$20.40	$32.59	$32.64	$28.53
Investment Operations
Net Investment Income	.197	.384	.303	.426	.440	.395
Net Realized and Unrealized Gain (Loss)
on Investments	2.446	7.286	7.105	(12.185)	(.040)	4.101
Total from Investment Operations	2.643	7.670	7.408	(11.759)	.400	4.496
Distributions
Dividends from Net Investment Income	(.003)	(.390)	(.308)	(.431)	(.450)	(.386)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.003)	(.390)	(.308)	(.431)	(.450)	(.386)
Net Asset Value, End of Period	$37.42	$34.78	$27.50	$20.40	$32.59	$32.64

Total Return	7.60%	27.89%	36.33%	-36.00%	1.24%	15.77%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,128	$5,554	$1,992	$1,444	$2,325	$3,078
Ratio of Total Expenses to
Average Net Assets	0.10%	0.12%	0.14%	0.12%	0.11%	0.13%
Ratio of Net Investment Income to
Average Net Assets	1.08%	1.38%	1.44%	1.60%	1.34%	1.28%
Portfolio Turnover Rate[1]	18%	12%	14%	14%	16%	13%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Small-Cap Index Fund

Financial Highlights

Signal Shares

Six Months						Dec. 15,
	Ended					2006[1] to
For a Share Outstanding	June 30,			Year Ended December 31,		Dec. 31,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$31.33	$24.79	$18.39	$29.38	$29.42	$29.98
Investment Operations
Net Investment Income	.179	.359	.274	.385	.406	.004
Net Realized and Unrealized Gain (Loss)
on Investments	2.214	6.545	6.405	(10.985)	(.042)	(.251)
Total from Investment Operations	2.393	6.904	6.679	(10.600)	.364	(.247)
Distributions
Dividends from Net Investment Income	(.003)	(.364)	(.279)	(.390)	(.404)	(.313)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.003)	(.364)	(.279)	(.390)	(.404)	(.313)
Net Asset Value, End of Period	$33.72	$31.33	$24.79	$18.39	$29.38	$29.42

Total Return	7.64%	27.85%	36.34%	-36.00%	1.25%	-0.82%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,273	$2,300	$1,763	$1,172	$1,625	$157
Ratio of Total Expenses to
Average Net Assets	0.10%	0.12%	0.14%	0.12%	0.11%	0.13%[2]
Ratio of Net Investment Income to
Average Net Assets	1.08%	1.38%	1.44%	1.60%	1.34%	1.28%[2]
Portfolio Turnover Rate[3]	18%	12%	14%	14%	16%	13%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Small-Cap Index Fund

Financial Highlights

Institutional Shares

Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$34.77	$27.50	$20.40	$32.60	$32.65	$28.54
Investment Operations
Net Investment Income	.202	.410	.316	.441	.457	.411
Net Realized and Unrealized Gain (Loss)
on Investments	2.451	7.276	7.106	(12.196)	(.041)	4.101
Total from Investment Operations	2.653	7.686	7.422	(11.755)	.416	4.512
Distributions
Dividends from Net Investment Income	(.003)	(.416)	(.322)	(.445)	(.466)	(.402)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.003)	(.416)	(.322)	(.445)	(.466)	(.402)
Net Asset Value, End of Period	$37.42	$34.77	$27.50	$20.40	$32.60	$32.65

Total Return	7.63%	27.95%	36.40%	-35.98%	1.29%	15.82%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,875	$5,711	$4,162	$2,545	$3,585	$3,107
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.08%	0.07%	0.07%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.10%	1.42%	1.50%	1.65%	1.38%	1.33%
Portfolio Turnover Rate[1]	18%	12%	14%	14%	16%	13%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Small-Cap Index Fund

Financial Highlights

Institutional Plus Shares

	Six Months	Dec. 17,
	Ended	2010[1] to
	June 30,	Dec. 31,
For a Share Outstanding Throughout Each Period	2011	2010
Net Asset Value, Beginning of Period	$100.38	$100.73
Investment Operations
Net Investment Income	.594	.064[2]
Net Realized and Unrealized Gain (Loss) on Investments	7.068	.767
Total from Investment Operations	7.662	.831
Distributions
Dividends from Net Investment Income	(.012)	(1.181)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.012)	(1.181)
Net Asset Value, End of Period	$108.03	$100.38

Total Return	7.63%	0.82%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,354	$341
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%[3]
Ratio of Net Investment Income to Average Net Assets	1.12%	1.44%[3]
Portfolio Turnover Rate[4]	18%	12%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Small-Cap Index Fund

Financial Highlights

ETF Shares

Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$72.58	$57.41	$42.60	$68.07	$68.16	$59.59
Investment Operations
Net Investment Income	.409	.833	.646	.910	.959	.836
Net Realized and Unrealized Gain (Loss)
on Investments	5.117	15.183	14.822	(25.462)	(.093)	8.569
Total from Investment Operations	5.526	16.016	15.468	(24.552)	.866	9.405
Distributions
Dividends from Net Investment Income	(.006)	(.846)	(.658)	(.918)	(.956)	(.835)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.006)	(.846)	(.658)	(.918)	(.956)	(.835)
Net Asset Value, End of Period	$78.10	$72.58	$57.41	$42.60	$68.07	$68.16

Total Return	7.61%	27.89%	36.31%	-35.99%	1.27%	15.79%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,506	$4,843	$3,460	$1,224	$1,121	$670
Ratio of Total Expenses to
Average Net Assets	0.11%	0.12%	0.14%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	1.07%	1.38%	1.44%	1.62%	1.35%	1.31%
Portfolio Turnover Rate[1]	18%	12%	14%	14%	16%	13%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

23

Small-Cap Index Fund

Notes to Financial Statements

Vanguard Small-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers six classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, Institutional Plus Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Signal Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2007–2010), and for the period ended June 30, 2011, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market

24

Small-Cap Index Fund

Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2011, the fund had contributed capital of $4,229,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 1.69% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of June 30, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	26,075,917	—	783
Temporary Cash Investments	391,475	7,998	—
Futures Contracts—Assets[1]	732	—	—
Total	26,468,124	7,998	783
1 Represents variation margin on the last day of the reporting period.

25

Small-Cap Index Fund

The following table summarizes changes in investments valued based on Level 3 inputs during the six months ended June 30, 2011.

Investments in
Common Stocks
Amount Valued Based on Level 3 Inputs	($000)
Balance as of December 31, 2010	—
Transfers into Level 3	783
Balance as of June 30, 2011	783

D. At June 30, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	September 2011	1,126	92,940	5,310

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2011, the fund realized $1,282,574,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2010, the fund had available capital loss carryforwards totaling $2,405,922,000 to offset future net capital gains of $326,341,000 through December 31, 2011, $23,049,000 through December 31, 2015, $481,807,000 through December 31, 2016, $970,576,000 through December 31, 2017, and $604,149,000 through December 31, 2018. In addition, the fund realized losses of $104,033,000 during the period from November 1, 2010, through December 31, 2010, which are deferred and will be treated as realized for tax purposes in fiscal 2011. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2011; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2011, the cost of investment securities for tax purposes was $22,692,990,000. Net unrealized appreciation of investment securities for tax purposes was $3,783,183,000, consisting of unrealized gains of $5,643,160,000 on securities that had risen in value since their purchase and $1,859,977,000 in unrealized losses on securities that had fallen in value since their purchase.

26

Small-Cap Index Fund

F. During the six months ended June 30, 2011, the fund purchased $5,226,389,000 of investment securities and sold $4,831,613,000 of investment securities, other than temporary cash investments.

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		June 30, 2011	December 31, 2010
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	786,309	21,617	1,807,733	59,832
Issued in Lieu of Cash Distributions	286	8	53,356	1,533
Redeemed	(1,408,872)	(38,418)	(3,935,488)	(124,812)
Net Increase (Decrease)—Investor Shares	(622,277)	(16,793)	(2,074,399)	(63,447)
Admiral Shares
Issued	564,264	15,547	3,132,693	97,007
Issued in Lieu of Cash Distributions	449	12	55,406	1,588
Redeemed	(420,672)	(11,493)	(344,309)	(11,363)
Net Increase (Decrease)—Admiral Shares	144,041	4,066	2,843,790	87,232
Signal Shares
Issued	1,184,467	35,684	800,486	28,955
Issued in Lieu of Cash Distributions	217	7	23,162	738
Redeemed	(395,885)	(12,019)	(751,225)	(27,451)
Net Increase (Decrease)—Signal Shares	788,799	23,672	72,423	2,242
Institutional Shares
Issued	1,146,509	31,622	1,689,975	55,195
Issued in Lieu of Cash Distributions	445	12	63,621	1,826
Redeemed	(1,416,162)	(38,886)	(1,366,244)	(44,082)
Net Increase (Decrease)—Institutional Shares	(269,208)	(7,252)	387,352	12,939
Institutional Plus Shares[1]
Issued	1,145,541	10,918	349,865	3,473
Issued in Lieu of Cash Distributions	121	1	3,937	39
Redeemed	(189,325)	(1,789)	(11,222)	(111)
Net Increase (Decrease)—Institutional Plus Shares	956,337	9,130	342,580	3,401
ETF Shares
Issued	1,766,667	22,965	3,323,756	52,160
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(2,479,775)	(32,000)	(2,803,441)	(45,700)
Net Increase (Decrease)—ETF Shares	(713,108)	(9,035)	520,315	6,460
1 Inception was December 17, 2010, for Institutional Plus Shares.

H. In preparing the financial statements as of June 30, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

27

Small-Cap Growth Index Fund

Fund Profile
As of June 30, 2011

Share-Class Characteristics

Investor		Institutional	ETF
	Shares	Shares	Shares
Ticker Symbol	VISGX	VSGIX	VBK
Expense Ratio[1]	0.26%	0.08%	0.12%
30-Day SEC Yield	0.10%	0.26%	0.24%

Portfolio Characteristics
		MSCI US	DJ
		Small Cap	U.S. Total
		Growth	Market
	Fund	Index	Index
Number of Stocks	963	959	3,745
Median Market Cap	$1.8B	$1.8B	$30.8B
Price/Earnings Ratio	31.3x	31.2x	17.1x
Price/Book Ratio	3.2x	3.2x	2.2x
Return on Equity	11.6%	11.7%	19.1%
Earnings Growth Rate	9.1%	8.9%	5.8%
Dividend Yield	0.3%	0.3%	1.8%
Turnover Rate
(Annualized)	38%	—	—
Short-Term Reserves	0.2%	—	—

Sector Diversification (% of equity exposure)
		MSCI US	DJ
		Small Cap	U.S. Total
		Growth	Market
	Fund	Index	Index
Consumer
Discretionary	16.6%	16.5%	12.2%
Consumer Staples	2.2	2.2	9.7
Energy	7.2	7.6	11.2
Financials	5.8	5.8	15.4
Health Care	16.9	16.8	11.3
Industrials	17.9	17.8	11.6
Information
Technology	26.0	25.9	18.4
Materials	5.0	5.0	4.4
Telecommunication
Services	1.8	1.8	2.6
Utilities	0.6	0.6	3.2

Volatility Measures
	MSCI US	DJ
	Small Cap	U.S. Total
	Growth	Market
	Index	Index
R-Squared	1.00	0.93
Beta	1.00	1.24
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Polycom Inc.	Communications
	Equipment	0.7%
Tempur-Pedic
International Inc.	Home Furnishings	0.5
Varian Semiconductor
Equipment Associates	Semiconductor
Inc.	Equipment	0.5
Gardner Denver Inc.	Industrial
	Machinery	0.5
Gentex Corp.	Auto Parts &
	Equipment	0.5
TransDigm Group Inc.	Aerospace &
	Defense	0.5
Solera Holdings Inc.	Application
	Software	0.5
Level 3 Communications
Inc.	Alternative Carriers	0.5
MICROS Systems Inc.	Systems Software	0.5
Signet Jewelers Ltd.	Specialty Stores	0.5
Top Ten		5.2%
The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated April 29, 2011, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2011, the annualized expense ratios were 0.24% for Investor Shares, 0.08% for Institutional Shares, and 0.10% for ETF Shares.

28

Small-Cap Growth Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2000, Through June 30, 2011

Note: For 2011, performance data reflect the six months ended June 30, 2011.

Average Annual Total Returns: Periods Ended June 30, 2011

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	5/21/1998	46.40%	7.30%	8.55%
Institutional Shares	5/24/2000	46.62	7.48	8.74
ETF Shares	1/26/2004
Market Price		46.63	7.52	7.84[1]
Net Asset Value		46.61	7.43	7.84[1]
1 Return since inception.

See Financial Highlights for dividend and capital gains information.

29

Small-Cap Growth Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of June 30, 2011

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Consumer Discretionary
* Tempur-Pedic International Inc.	744,464	50,490	0.6%
Gentex Corp.	1,542,251	46,622	0.5%
* Signet Jewelers Ltd.	928,220	43,450	0.5%
* Panera Bread Co. Class A	325,510	40,904	0.4%
Polaris Industries Inc.	348,453	38,738	0.4%
* Deckers Outdoor Corp.	417,175	36,770	0.4%
Sotheby’s	729,223	31,721	0.4%
* Ulta Salon Cosmetics & Fragrance Inc.	482,690	31,172	0.3%
* Under Armour Inc. Class A	397,689	30,745	0.3%
Chico’s FAS Inc.	1,922,524	29,280	0.3%
* Tenneco Inc.	652,296	28,747	0.3%
Consumer Discretionary—Other †		1,126,356	12.2%
		1,534,995	16.6%

Consumer Staples †		204,937	2.2%

Energy
* Brigham Exploration Co.	1,265,245	37,869	0.4%
CARBO Ceramics Inc.	213,013	34,711	0.4%
* Superior Energy Services Inc.	854,023	31,718	0.4%
* Rosetta Resources Inc.	572,391	29,501	0.3%
Energy—Other †		529,851	5.7%
		663,650	7.2%
Financials
Taubman Centers Inc.	603,832	35,747	0.4%
Financials—Other †		495,819	5.3%
		531,566	5.7%
Health Care
* AMERIGROUP Corp.	535,799	37,758	0.4%
* Tenet Healthcare Corp.	5,260,421	32,825	0.4%
* BioMarin Pharmaceutical Inc.	1,198,524	32,612	0.4%
* Sirona Dental Systems Inc.	607,236	32,244	0.4%

30

Small-Cap Growth Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Techne Corp.	381,720	31,824	0.3%
* United Therapeutics Corp.	562,603	30,999	0.3%
Health Care—Other †		1,366,538	14.7%
		1,564,800	16.9%
Industrials
Gardner Denver Inc.	564,913	47,481	0.5%
* TransDigm Group Inc.	510,566	46,559	0.5%
IDEX Corp.	892,431	40,918	0.4%
Waste Connections Inc.	1,171,821	37,182	0.4%
Nordson Corp.	627,626	34,425	0.4%
Wabtec Corp.	519,090	34,115	0.4%
Graco Inc.	650,642	32,962	0.3%
* Kirby Corp.	522,822	29,628	0.3%
* Thomas & Betts Corp.	537,095	28,923	0.3%
Industrials—Other †		1,323,022	14.3%
		1,655,215	17.8%
Information Technology
* Polycom Inc.	949,121	61,028	0.7%
* Varian Semiconductor Equipment Associates Inc.	813,036	49,953	0.6%
Solera Holdings Inc.	762,588	45,115	0.5%
* MICROS Systems Inc.	875,057	43,499	0.5%
* JDS Uniphase Corp.	2,427,224	40,438	0.4%
* Gartner Inc.	935,181	37,678	0.4%
* Ariba Inc.	1,010,595	34,835	0.4%
* Cadence Design Systems Inc.	2,906,375	30,691	0.3%
National Instruments Corp.	1,015,838	30,160	0.3%
* Parametric Technology Corp.	1,278,607	29,318	0.3%
* Teradyne Inc.	1,963,663	29,062	0.3%
* WebMD Health Corp.	615,938	28,074	0.3%
Information Technology—Other †		1,947,077	21.0%
		2,406,928	26.0%
Materials
* Rockwood Holdings Inc.	700,416	38,726	0.4%
* WR Grace & Co.	791,690	36,125	0.4%
* Allied Nevada Gold Corp.	915,201	32,371	0.4%
* Solutia Inc.	1,319,509	30,151	0.3%
Materials—Other †		328,935	3.5%
		466,308	5.0%
Telecommunication Services
* Level 3 Communications Inc.	18,117,901	44,208	0.5%
* tw telecom inc Class A	1,548,176	31,784	0.3%
Telecommunication Services—Other †		90,714	1.0%
		166,706	1.8%
Utilities
ITC Holdings Corp.	549,497	39,437	0.4%
Utilities—Other †		13,545	0.2%
		52,982	0.6%
Total Common Stocks (Cost $7,601,823)		9,248,087	99.8%[1]

31

Small-Cap Growth Index Fund

			Market	Percentage
			Value	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[2,3] Vanguard Market Liquidity Fund	0.140%	172,740,963	172,741	1.8%

4U.S. Government and Agency Obligations †			5,998	0.1%
Total Temporary Cash Investments (Cost $178,739)			178,739	1.9%[1]
[5]Total Investments (Cost $7,780,562)			9,426,826	101.7%
Other Assets and Liabilities
Other Assets			72,695	0.8%
Liabilities[3]			(229,432)	(2.5%)
			(156,737)	(1.7%)
Net Assets			9,270,089	100.0%

32

Small-Cap Growth Index Fund

At June 30, 2011, net assets consisted of:

Amount
($000)
Paid-in Capital	8,651,033
Undistributed Net Investment Income	9,183
Accumulated Net Realized Losses	(1,037,347)
Unrealized Appreciation (Depreciation)
Investment Securities	1,646,264
Futures Contracts	956
Net Assets	9,270,089

Investor Shares—Net Assets
Applicable to 212,566,830 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	5,129,869
Net Asset Value Per Share—Investor Shares	$24.13

Institutional Shares—Net Assets
Applicable to 76,100,415 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,841,129
Net Asset Value Per Share—Institutional Shares	$24.19

ETF Shares—Net Assets
Applicable to 26,761,404 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,299,091
Net Asset Value Per Share—ETF Shares	$85.91

See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 1.7%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $138,993,000 of collateral received for securities on loan.
4 Securities with a value of $4,999,000 have been segregated as initial margin for open futures contracts.
5 The total value of securities on loan is $131,463,000.
See accompanying Notes, which are an integral part of the Financial Statements.

33

Small-Cap Growth Index Fund

Statement of Operations

Six Months Ended
June 30, 2011
($000)
Investment Income
Income
Dividends	19,434
Interest[1]	47
Security Lending	6,054
Total Income	25,535
Expenses
The Vanguard Group—Note B
Investment Advisory Services	347
Management and Administrative—Investor Shares	4,855
Management and Administrative—Institutional Shares	303
Management and Administrative—ETF Shares	660
Marketing and Distribution—Investor Shares	617
Marketing and Distribution—Institutional Shares	255
Marketing and Distribution—ETF Shares	303
Custodian Fees	356
Shareholders’ Reports—Investor Shares	28
Shareholders’ Reports—Institutional Shares	15
Shareholders’ Reports—ETF Shares	19
Trustees’ Fees and Expenses	5
Total Expenses	7,763
Net Investment Income	17,772
Realized Net Gain (Loss)
Investment Securities Sold	972,963
Futures Contracts	1,653
Realized Net Gain (Loss)	974,616
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(165,454)
Futures Contracts	764
Change in Unrealized Appreciation (Depreciation)	(164,690)
Net Increase (Decrease) in Net Assets Resulting from Operations	827,698
1 Interest income from an affiliated company of the fund was $43,000.

See accompanying Notes, which are an integral part of the Financial Statements.

34

Small-Cap Growth Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	17,772	29,384
Realized Net Gain (Loss)	974,616	262,977
Change in Unrealized Appreciation (Depreciation)	(164,690)	1,350,865
Net Increase (Decrease) in Net Assets Resulting from Operations	827,698	1,643,226
Distributions
Net Investment Income
Investor Shares	(412)	(14,448)
Institutional Shares	(153)	(7,444)
ETF Shares	(159)	(8,490)
Realized Capital Gain
Investor Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(724)	(30,382)
Capital Share Transactions
Investor Shares	453,742	300,801
Institutional Shares	148,585	252,182
ETF Shares	242,437	292,799
Net Increase (Decrease) from Capital Share Transactions	844,764	845,782
Total Increase (Decrease)	1,671,738	2,458,626
Net Assets
Beginning of Period	7,598,351	5,139,725
End of Period[1]	9,270,089	7,598,351
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $9,183,000 and ($7,865,000).

See accompanying Notes, which are an integral part of the Financial Statements.

35

Small-Cap Growth Index Fund

Financial Highlights

Investor Shares

Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$21.92	$16.83	$11.90	$20.01	$18.34	$16.43
Investment Operations
Net Investment Income	.041	.075	.046	.096	.095	.051
Net Realized and Unrealized Gain (Loss)
on Investments	2.171	5.091	4.933	(8.105)	1.669	1.911
Total from Investment Operations	2.212	5.166	4.979	(8.009)	1.764	1.962
Distributions
Dividends from Net Investment Income	(.002)	(.076)	(.049)	(.101)	(.094)	(.052)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.002)	(.076)	(.049)	(.101)	(.094)	(.052)
Net Asset Value, End of Period	$24.13	$21.92	$16.83	$11.90	$20.01	$18.34

Total Return[1]	10.09%	30.69%	41.85%	-40.00%	9.63%	11.94%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,130	$4,229	$3,018	$1,871	$2,825	$2,208
Ratio of Total Expenses to
Average Net Assets	0.24%	0.26%	0.28%	0.23%	0.22%	0.23%
Ratio of Net Investment Income to
Average Net Assets	0.34%	0.43%	0.33%	0.60%	0.52%	0.30%
Portfolio Turnover Rate[2]	38%	34%	38%	38%	32%	40%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

36

Small-Cap Growth Index Fund

Financial Highlights

Institutional Shares

Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$21.96	$16.85	$11.91	$20.04	$18.37	$16.46
Investment Operations
Net Investment Income	.060	.107	.072	.121	.125	.080
Net Realized and Unrealized Gain (Loss)
on Investments	2.172	5.111	4.944	(8.126)	1.669	1.910
Total from Investment Operations	2.232	5.218	5.016	(8.005)	1.794	1.990
Distributions
Dividends from Net Investment Income	(.002)	(.108)	(.076)	(.125)	(.124)	(.080)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.002)	(.108)	(.076)	(.125)	(.124)	(.080)
Net Asset Value, End of Period	$24.19	$21.96	$16.85	$11.91	$20.04	$18.37

Total Return	10.16%	30.96%	42.13%	-39.91%	9.78%	12.09%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,841	$1,527	$945	$511	$703	$257
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.08%	0.07%	0.07%	0.08%
Ratio of Net Investment Income to
Average Net Assets	0.50%	0.61%	0.53%	0.76%	0.67%	0.45%
Portfolio Turnover Rate[1]	38%	34%	38%	38%	32%	40%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

37

Small-Cap Growth Index Fund

Financial Highlights

ETF Shares

Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$77.98	$59.86	$42.32	$71.18	$65.24	$58.47
Investment Operations
Net Investment Income	.202	.360	.225	.411	.415	.262
Net Realized and Unrealized Gain (Loss)
on Investments	7.734	18.121	17.555	(28.846)	5.940	6.773
Total from Investment Operations	7.936	18.481	17.780	(28.435)	6.355	7.035
Distributions
Dividends from Net Investment Income	(.006)	(.361)	(.240)	(.425)	(.415)	(.265)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.006)	(.361)	(.240)	(.425)	(.415)	(.265)
Net Asset Value, End of Period	$85.91	$77.98	$59.86	$42.32	$71.18	$65.24

Total Return	10.18%	30.87%	42.02%	-39.92%	9.74%	12.03%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,299	$1,842	$1,177	$680	$858	$518
Ratio of Total Expenses to
Average Net Assets	0.10%	0.12%	0.14%	0.11%	0.11%	0.12%
Ratio of Net Investment Income to
Average Net Assets	0.48%	0.57%	0.47%	0.72%	0.63%	0.41%
Portfolio Turnover Rate[1]	38%	34%	38%	38%	32%	40%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

38

Small-Cap Growth Index Fund

Notes to Financial Statements

Vanguard Small-Cap Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2007–2010), and for the period ended June 30, 2011, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market

39

Small-Cap Growth Index Fund

Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2011, the fund had contributed capital of $1,513,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.61% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of June 30, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	9,247,735	—	352
Temporary Cash Investments	172,741	5,998	—
Futures Contracts—Assets[1]	178	—	—
Total	9,420,654	5,998	352
1 Represents variation margin on the last day of the reporting period.

40

Small-Cap Growth Index Fund

The following table summarizes changes in investments valued based on Level 3 inputs during the six months ended June 30, 2011:

Investments in
Common Stocks
Amount Valued Based on Level 3 Inputs	($000)
Balance as of December 31, 2010	—
Transfers into Level 3	352
Balance as of June 30, 2011	352

D. At June 30, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	September 2011	274	22,616	956

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2011, the fund realized $470,709,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2010, the fund had available capital loss carryforwards totaling $1,428,308,000 to offset future net capital gains of $13,814,000 through December 31, 2011, $15,893,000 through December 31, 2014, $12,561,000 through December 31, 2015, $302,440,000 through December 31, 2016, $822,482,000 through December 31, 2017, and $261,118,000 through December 31, 2018. In addition, the fund realized losses of $59,809,000 during the period from November 1, 2010, through December 31, 2010, which are deferred and will be treated as realized for tax purposes in fiscal 2011. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2011; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

41

Small-Cap Growth Index Fund

At June 30, 2011, the cost of investment securities for tax purposes was $7,780,562,000. Net unrealized appreciation of investment securities for tax purposes was $1,646,264,000, consisting of unrealized gains of $1,950,239,000 on securities that had risen in value since their purchase and $303,975,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2011, the fund purchased $3,690,398,000 of investment securities and sold $2,810,727,000 of investment securities, other than temporary cash investments.

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		June 30, 2011	December 31, 2010
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	1,053,916	45,383	1,126,064	59,493
Issued in Lieu of Cash Distributions	384	17	13,472	611
Redeemed	(600,558)	(25,771)	(838,735)	(46,469)
Net Increase (Decrease)—Investor Shares	453,742	19,629	300,801	13,635
Institutional Shares
Issued	386,483	16,587	454,233	24,423
Issued in Lieu of Cash Distributions	146	6	7,155	324
Redeemed	(238,044)	(10,054)	(209,206)	(11,241)
Net Increase (Decrease)—Institutional Shares	148,585	6,539	252,182	13,506
ETF Shares
Issued	1,389,099	16,440	1,352,428	20,055
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,146,662)	(13,300)	(1,059,629)	(16,100)
Net Increase (Decrease)—ETF Shares	242,437	3,140	292,799	3,955

H. In preparing the financial statements as of June 30, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

42

Small-Cap Value Index Fund

Fund Profile
As of June 30, 2011

Share-Class Characteristics

Investor		Institutional	ETF
	Shares	Shares	Shares
Ticker Symbol	VISVX	VSIIX	VBR
Expense Ratio[1]	0.37%	0.19%	0.23%
30-Day SEC Yield	1.93%	2.08%	2.07%

Portfolio Characteristics
		MSCI US	DJ
		Small Cap	U.S. Total
		Value	Market
	Fund	Index	Index
Number of Stocks	1,019	1,014	3,745
Median Market Cap	$1.8B	$1.8B	$30.8B
Price/Earnings Ratio	21.0x	20.9x	17.1x
Price/Book Ratio	1.5x	1.5x	2.2x
Return on Equity	8.5%	8.6%	19.1%
Earnings Growth Rate	-0.3%	-0.6%	5.8%
Dividend Yield	2.2%	2.2%	1.8%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	35%	—	—
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)
		MSCI US	DJ
		Small Cap	U.S. Total
		Value	Market
	Fund	Index	Index
Consumer
Discretionary	11.0%	10.9%	12.2%
Consumer Staples	3.7	3.7	9.7
Energy	4.9	5.3	11.2
Financials	35.1	35.0	15.4
Health Care	6.2	6.2	11.3
Industrials	14.5	14.4	11.6
Information
Technology	9.7	9.7	18.4
Materials	7.9	7.9	4.4
Telecommunication
Services	0.4	0.4	2.6
Utilities	6.6	6.5	3.2

Volatility Measures
	MSCI US	DJ
	Small Cap	U.S. Total
	Value	Market
	Index	Index
R-Squared	1.00	0.91
Beta	1.00	1.24
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
American Capital Agency
Corp.	Mortgage REITs	0.6%
Camden Property Trust	Residential REITs	0.5
Essex Property Trust Inc.	Residential REITs	0.5
Corn Products	Agricultural
International Inc.	Products	0.5
BE Aerospace Inc.	Aerospace &
	Defense	0.5
First Niagara Financial	Thrifts & Mortgage
Group Inc.	Finance	0.5
Domtar Corp.	Paper Products	0.5
Cooper Cos Inc.	Health Care
	Supplies	0.4
Foot Locker Inc.	Apparel Retail	0.4
BRE Properties Inc.	Residential REITs	0.4
Top Ten		4.8%
The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated April 29, 2011, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2011, the annualized expense ratios were 0.24% for Investor Shares, 0.08% for Institutional Shares, and 0.10% for ETF Shares.

43

Small-Cap Value Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2000, Through June 30, 2011

Note: For 2011, performance data reflect the six months ended June 30, 2011.

Average Annual Total Returns: Periods Ended June 30, 2011

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	5/21/1998	32.28%	3.53%	7.21%
Institutional Shares	12/7/1999	32.57	3.70	7.39
ETF Shares	1/26/2004
Market Price		32.40	3.68	6.63[1]
Net Asset Value		32.52	3.65	6.64[1]
1 Return since inception.

See Financial Highlights for dividend and capital gains information.

44

Small-Cap Value Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of June 30, 2011

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Consumer Discretionary
Foot Locker Inc.	1,321,378	31,396	0.4%
Jarden Corp.	748,645	25,836	0.4%
Service Corp. International	2,050,760	23,953	0.3%
* Penn National Gaming Inc.	570,096	22,998	0.3%
* Dana Holding Corp.	1,237,428	22,645	0.3%
Consumer Discretionary—Other †		678,969	9.3%
		805,797	11.0%
Consumer Staples
Corn Products International Inc.	650,649	35,968	0.5%
Flowers Foods Inc.	988,388	21,784	0.3%
Consumer Staples—Other †		215,756	2.9%
		273,508	3.7%
Energy
Tidewater Inc.	439,296	23,638	0.3%
* Oil States International Inc.	282,372	22,564	0.3%
Energy—Other †		314,509	4.3%
		360,711	4.9%
Financials
American Capital Agency Corp.	1,469,283	42,771	0.6%
Camden Property Trust	595,922	37,913	0.5%
Essex Property Trust Inc.	274,664	37,159	0.5%
First Niagara Financial Group Inc.	2,637,467	34,815	0.5%
BRE Properties Inc.	627,145	31,282	0.4%
Senior Housing Properties Trust	1,296,299	30,346	0.4%
* American Capital Ltd.	2,924,256	29,038	0.4%
Ares Capital Corp.	1,745,821	28,055	0.4%
Waddell & Reed Financial Inc. Class A	733,643	26,668	0.4%
Arthur J Gallagher & Co.	927,448	26,469	0.4%
East West Bancorp Inc.	1,268,970	25,646	0.4%
Mack-Cali Realty Corp.	733,478	24,161	0.3%

45

Small-Cap Value Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
* Popular Inc.	8,734,378	24,107	0.3%
MFA Financial Inc.	2,957,510	23,778	0.3%
CBL & Associates Properties Inc.	1,200,109	21,758	0.3%
Financials—Other †		2,129,782	29.0%
		2,573,748	35.1%
Health Care
Cooper Cos. Inc.	396,676	31,433	0.4%
* Mednax Inc.	409,801	29,584	0.4%
PerkinElmer Inc.	968,231	26,055	0.4%
* Health Net Inc.	796,948	25,574	0.3%
* Health Management Associates Inc. Class A	2,150,164	23,179	0.3%
Health Care—Other †		320,508	4.4%
		456,333	6.2%
Industrials
* BE Aerospace Inc.	873,392	35,643	0.5%
Snap-On Inc.	472,896	29,547	0.4%
Carlisle Cos. Inc.	521,216	25,659	0.4%
* WABCO Holdings Inc.	369,506	25,518	0.4%
Lincoln Electric Holdings Inc.	683,382	24,499	0.3%
Trinity Industries Inc.	681,121	23,758	0.3%
Regal-Beloit Corp.	329,636	22,010	0.3%
Industrials—Other †		875,359	11.9%
		1,061,993	14.5%
Information Technology
* Novellus Systems Inc.	770,115	27,832	0.4%
* NCR Corp.	1,367,263	25,828	0.3%
Information Technology—Other †		656,528	9.0%
		710,188	9.7%
Materials
Domtar Corp.	351,000	33,247	0.5%
Aptargroup Inc.	572,405	29,960	0.4%
Temple-Inland Inc.	923,972	27,479	0.4%
RPM International Inc.	1,110,440	25,562	0.3%
Packaging Corp. of America	874,051	24,465	0.3%
Compass Minerals International Inc.	280,463	24,139	0.3%
Cytec Industries Inc.	401,116	22,940	0.3%
Cabot Corp.	559,041	22,289	0.3%
Materials—Other †		370,620	5.1%
		580,701	7.9%

Telecommunication Services †		30,807	0.4%

Utilities
Questar Corp.	1,509,750	26,738	0.4%
Westar Energy Inc.	969,866	26,099	0.4%
Atmos Energy Corp.	774,107	25,739	0.3%
Great Plains Energy Inc.	1,158,769	24,021	0.3%
Utilities—Other †		378,820	5.2%
		481,417	6.6%
Total Common Stocks (Cost $6,650,001)		7,335,203	100.0%

46

Small-Cap Value Index Fund

			Market	Percentage
			Value	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[1,2] Vanguard Market Liquidity Fund	0.140%	27,494,822	27,495	0.4%

U.S. Government and Agency Obligations †			850	0.0%
Total Temporary Cash Investments (Cost $28,345)			28,345	0.4%
[3]Total Investments (Cost $6,678,346)			7,363,548	100.4%
Other Assets and Liabilities
Other Assets			20,765	0.3%
Liabilities[2]			(51,539)	(0.7%)
			(30,774)	(0.4%)
Net Assets			7,332,774	100.0%

47

Small-Cap Value Index Fund

At June 30, 2011, net assets consisted of:
Amount
($000)
Paid-in Capital	7,902,386
Undistributed Net Investment Income	47,478
Accumulated Net Realized Losses	(1,302,292)
Unrealized Appreciation (Depreciation)	685,202
Net Assets	7,332,774

Investor Shares—Net Assets
Applicable to 266,398,550 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	4,473,551
Net Asset Value Per Share—Investor Shares	$16.79

Institutional Shares—Net Assets
Applicable to 49,149,775 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	827,793
Net Asset Value Per Share—Institutional Shares	$16.84

ETF Shares—Net Assets
Applicable to 28,969,786 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,031,430
Net Asset Value Per Share—ETF Shares	$70.12

See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $26,376,000 of collateral received for securities on loan.
3 The total value of securities on loan is $24,704,000.
See accompanying Notes, which are an integral part of the Financial Statements.

48

Small-Cap Value Index Fund

Statement of Operations

Six Months Ended
June 30, 2011
($000)
Investment Income
Income
Dividends	63,766
Interest[1]	21
Security Lending	1,603
Total Income	65,390
Expenses
The Vanguard Group—Note B
Investment Advisory Services	335
Management and Administrative—Investor Shares	4,579
Management and Administrative—Institutional Shares	146
Management and Administrative—ETF Shares	608
Marketing and Distribution—Investor Shares	567
Marketing and Distribution—Institutional Shares	142
Marketing and Distribution—ETF Shares	301
Custodian Fees	177
Shareholders’ Reports—Investor Shares	15
Shareholders’ Reports—Institutional Shares	7
Shareholders’ Reports—ETF Shares	11
Trustees’ Fees and Expenses	4
Total Expenses	6,892
Net Investment Income	58,498
Realized Net Gain (Loss)
Investment Securities Sold	807,363
Futures Contracts	(123)
Realized Net Gain (Loss)	807,240
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(500,616)
Futures Contracts	37
Change in Unrealized Appreciation (Depreciation)	(500,579)
Net Increase (Decrease) in Net Assets Resulting from Operations	365,159
1 Interest income from an affiliated company of the fund was $19,000.

See accompanying Notes, which are an integral part of the Financial Statements.

49

Small-Cap Value Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	58,498	126,149
Realized Net Gain (Loss)	807,240	113,050
Change in Unrealized Appreciation (Depreciation)	(500,579)	1,097,267
Net Increase (Decrease) in Net Assets Resulting from Operations	365,159	1,336,466
Distributions
Net Investment Income
Investor Shares	(544)	(77,203)
Institutional Shares	(109)	(16,898)
ETF Shares	(235)	(35,797)
Realized Capital Gain
Investor Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(888)	(129,898)
Capital Share Transactions
Investor Shares	(59,879)	286,817
Institutional Shares	(86,537)	178,789
ETF Shares	76,364	233,708
Net Increase (Decrease) from Capital Share Transactions	(70,052)	699,314
Total Increase (Decrease)	294,219	1,905,882
Net Assets
Beginning of Period	7,038,555	5,132,673
End of Period[1]	7,332,774	7,038,555
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $47,478,000 and ($10,132,000).

See accompanying Notes, which are an integral part of the Financial Statements.

50

Small-Cap Value Index Fund

Financial Highlights

Investor Shares

Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$16.01	$13.06	$10.21	$15.49	$17.05	$14.56
Investment Operations
Net Investment Income	.129	.285	.241	.293	.344	.311
Net Realized and Unrealized Gain (Loss)
on Investments	.653	2.956	2.854	(5.277)	(1.551)	2.488
Total from Investment Operations	.782	3.241	3.095	(4.984)	(1.207)	2.799
Distributions
Dividends from Net Investment Income	(.002)	(.291)	(.245)	(.296)	(.353)	(.309)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.002)	(.291)	(.245)	(.296)	(.353)	(.309)
Net Asset Value, End of Period	$16.79	$16.01	$13.06	$10.21	$15.49	$17.05

Total Return[1]	4.88%	24.82%	30.34%	-32.05%	-7.07%	19.24%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,474	$4,316	$3,279	$2,435	$3,678	$4,314
Ratio of Total Expenses to
Average Net Assets	0.24%	0.26%	0.28%	0.23%	0.22%	0.23%
Ratio of Net Investment Income to
Average Net Assets	1.53%	2.03%	2.26%	2.33%	1.95%	2.06%
Portfolio Turnover Rate[2]	35%	25%	33%	30%	34%	25%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

51

Small-Cap Value Index Fund

Financial Highlights

Institutional Shares

Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$16.04	$13.09	$10.22	$15.53	$17.09	$14.59
Investment Operations
Net Investment Income	.143	.311	.262	.315	.372	.345
Net Realized and Unrealized Gain (Loss)
on Investments	.659	2.957	2.874	(5.307)	(1.551)	2.488
Total from Investment Operations	.802	3.268	3.136	(4.992)	(1.179)	2.833
Distributions
Dividends from Net Investment Income	(.002)	(.318)	(.266)	(.318)	(.381)	(.333)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.002)	(.318)	(.266)	(.318)	(.381)	(.333)
Net Asset Value, End of Period	$16.84	$16.04	$13.09	$10.22	$15.53	$17.09

Total Return	5.00%	24.97%	30.71%	-32.02%	-6.89%	19.44%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$828	$871	$543	$383	$430	$310
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.08%	0.07%	0.07%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.69%	2.21%	2.46%	2.49%	2.10%	2.21%
Portfolio Turnover Rate[1]	35%	25%	33%	30%	34%	25%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

52

Small-Cap Value Index Fund

Financial Highlights

ETF Shares

Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$66.80	$54.49	$42.58	$64.65	$71.16	$60.76
Investment Operations
Net Investment Income	.587	1.269	1.071	1.296	1.531	1.380
Net Realized and Unrealized Gain (Loss)
on Investments	2.741	12.340	11.923	(22.053)	(6.474)	10.391
Total from Investment Operations	3.328	13.609	12.994	(20.757)	(4.943)	11.771
Distributions
Dividends from Net Investment Income	(.008)	(1.299)	(1.084)	(1.313)	(1.567)	(1.371)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.008)	(1.299)	(1.084)	(1.313)	(1.567)	(1.371)
Net Asset Value, End of Period	$70.12	$66.80	$54.49	$42.58	$64.65	$71.16

Total Return	4.98%	24.97%	30.52%	-31.99%	-6.96%	19.40%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,031	$1,851	$1,310	$894	$819	$510
Ratio of Total Expenses to
Average Net Assets	0.10%	0.12%	0.14%	0.11%	0.11%	0.12%
Ratio of Net Investment Income to
Average Net Assets	1.67%	2.17%	2.40%	2.45%	2.06%	2.17%
Portfolio Turnover Rate[1]	35%	25%	33%	30%	34%	25%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

53

Small-Cap Value Index Fund

Notes to Financial Statements

Vanguard Small-Cap Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2007–2010), and for the period ended June 30, 2011, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market

54

Small-Cap Value Index Fund

Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2011, the fund had contributed capital of $1,194,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.48% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of June 30, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	7,335,041	—	162
Temporary Cash Investments	27,495	850	—
Total	7,362,536	850	162

55

Small-Cap Value Index Fund

The following table summarizes changes in investments valued based on Level 3 inputs during the six months ended June 30, 2011:

Investments in
Common Stocks
Amount Valued Based on Level 3 Inputs	($000)
Balance as of December 31, 2010	—
Transfers into Level 3	162
Balance as of June 30, 2011	162

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2011, the fund realized $349,171,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2010, the fund had available capital loss carryforwards totaling $1,638,969,000 to offset future net capital gains of $67,032,000 through December 31, 2011, $86,085,000 through December 31, 2015, $318,931,000 through December 31, 2016, $778,148,000 through December 31, 2017, and $388,773,000 through December 31, 2018. In addition, the fund realized losses of $105,048,000 during the period from November 1, 2010, through December 31, 2010, which are deferred and will be treated as realized for tax purposes in fiscal 2011. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2011; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2011, the cost of investment securities for tax purposes was $6,678,346,000. Net unrealized appreciation of investment securities for tax purposes was $685,202,000, consisting of unrealized gains of $1,106,722,000 on securities that had risen in value since their purchase and $421,520,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended June 30, 2011, the fund purchased $2,151,732,000 of investment securities and sold $2,142,079,000 of investment securities, other than temporary cash investments.

56

Small-Cap Value Index Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		June 30, 2011	December 31, 2010
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	453,488	27,598	1,084,315	75,426
Issued in Lieu of Cash Distributions	505	31	71,353	4,458
Redeemed	(513,872)	(30,841)	(868,851)	(61,333)
Net Increase (Decrease)—Investor Shares	(59,879)	(3,212)	286,817	18,551
Institutional Shares
Issued	89,857	5,448	361,078	25,363
Issued in Lieu of Cash Distributions	98	6	15,127	943
Redeemed	(176,492)	(10,627)	(197,416)	(13,503)
Net Increase (Decrease)—Institutional Shares	(86,537)	(5,173)	178,789	12,803
ETF Shares
Issued	842,061	12,056	1,281,986	21,271
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(765,697)	(10,800)	(1,048,278)	(17,600)
Net Increase (Decrease)—ETF Shares	76,364	1,256	233,708	3,671

G. In preparing the financial statements as of June 30, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

57

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

58

Six Months Ended June 30, 2011

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	12/31/2010	6/30/2011	Period
Based on Actual Fund Return
Small-Cap Index Fund
Investor Shares	$1,000.00	$1,075.45	$1.29
Admiral Shares	1,000.00	1,075.99	0.51
Signal Shares	1,000.00	1,076.38	0.51
Institutional Shares	1,000.00	1,076.30	0.41
Institutional Plus Shares	1,000.00	1,076.33	0.31
ETF Shares	1,000.00	1,076.14	0.57
Small-Cap Growth Index Fund
Investor Shares	$1,000.00	$1,100.92	$1.25
Institutional Shares	1,000.00	1,101.64	0.42
ETF Shares	1,000.00	1,101.77	0.52
Small-Cap Value Index Fund
Investor Shares	$1,000.00	$1,048.85	$1.22
Institutional Shares	1,000.00	1,050.00	0.41
ETF Shares	1,000.00	1,049.82	0.51

59

Six Months Ended June 30, 2011

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	12/31/2010	6/30/2011	Period
Based on Hypothetical 5% Yearly Return
Small-Cap Index Fund
Investor Shares	$1,000.00	$1,023.55	$1.25
Admiral Shares	1,000.00	1,024.30	0.50
Signal Shares	1,000.00	1,024.30	0.50
Institutional Shares	1,000.00	1,024.40	0.40
Institutional Plus Shares	1,000.00	1,024.50	0.30
ETF Shares	1,000.00	1,024.25	0.55
Small-Cap Growth Index Fund
Investor Shares	$1,000.00	$1,023.60	$1.20
Institutional Shares	1,000.00	1,024.40	0.40
ETF Shares	1,000.00	1,024.30	0.50
Small-Cap Value Index Fund
Investor Shares	$1,000.00	$1,023.60	$1.20
Institutional Shares	1,000.00	1,024.40	0.40
ETF Shares	1,000.00	1,024.30	0.50

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Small-Cap Index Fund, 0.25% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.08% for Institutional Shares, 0.06% for Institutional Plus Shares, and 0.11% for ETF Shares; for the Small-Cap Growth Index Fund, 0.24% for Investor Shares, 0.08% for Institutional Shares, and 0.10% for ETF Shares; and for the Small-Cap Value Index Fund, 0.24% for Investor Shares, 0.08% for Institutional Shares, and 0.10% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

60

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Small-Cap Index Fund, Small-Cap Growth Index Fund, and Small-Cap Value Index Fund has renewed the funds’ investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Quantitative Equity Group—serves as the investment advisor for the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the funds’ investment management over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance
The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance of their target indexes and peer groups. The board concluded that the funds have performed in line with expectations, and that their results have been consistent with their investment strategies. Information about the funds’ most recent performance can be found on the Performance Summary pages of this report.

Cost
The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group, and that the funds’ advisory fee rates were also well below their peer-group averages. Information about the funds’ expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the funds’ low-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

61

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

62

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

63

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 178 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	and President (2006–2008) of Rohm and Haas Co.
(chemicals); Director of Tyco International, Ltd.
F. William McNabb III	(diversified manufacturing and services) and Hewlett-
Born 1957. Trustee Since July 2009. Chairman of the	Packard Co. (electronic computer manufacturing);
Board. Principal Occupation(s) During the Past Five	Senior Advisor at New Mountain Capital; Trustee
Years: Chairman of the Board of The Vanguard Group,	of The Conference Board; Member of the Board of
Inc., and of each of the investment companies served	Managers of Delphi Automotive LLP (automotive
by The Vanguard Group, since January 2010; Director	components).
of The Vanguard Group since 2008; Chief Executive
Officer and President of The Vanguard Group and of	Amy Gutmann
each of the investment companies served by The	Born 1949. Trustee Since June 2006. Principal
Vanguard Group since 2008; Director of Vanguard	Occupation(s) During the Past Five Years: President
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Christopher H.
Vanguard Group (1995–2008).	Browne Distinguished Professor of Political Science
in the School of Arts and Sciences with secondary
appointments at the Annenberg School for Commu-
Independent Trustees	nication and the Graduate School of Education
of the University of Pennsylvania; Director of
Emerson U. Fullwood	Carnegie Corporation of New York, Schuylkill River
Born 1948. Trustee Since January 2008. Principal	Development Corporation, and Greater Philadelphia
Occupation(s) During the Past Five Years: Executive	Chamber of Commerce; Trustee of the National
Chief Staff and Marketing Officer for North America	Constitution Center; Chair of the Presidential
and Corporate Vice President (retired 2008) of Xerox	Commission for the Study of Bioethical Issues.
Corporation (document management products and
services); Executive in Residence and 2010	JoAnn Heffernan Heisen
Distinguished Minett Professor at the Rochester	Born 1950. Trustee Since July 1998. Principal
Institute of Technology; Director of SPX Corporation	Occupation(s) During the Past Five Years: Corporate
(multi-industry manufacturing), the United Way of	Vice President and Chief Global Diversity Officer
Rochester, Amerigroup Corporation (managed health	(retired 2008) and Member of the Executive
care), the University of Rochester Medical Center,	Committee (1997–2008) of Johnson & Johnson
Monroe Community College Foundation, and North	(pharmaceuticals/consumer products); Director of
Carolina A&T University.	Skytop Lodge Corporation (hotels), the University
Medical Center at Princeton, the Robert Wood
Rajiv L. Gupta	Johnson Foundation, and the Center for Work Life
Born 1945. Trustee Since December 2001.[2]	Policy; Member of the Advisory Board of the
Principal Occupation(s) During the Past Five Years:	Maxwell School of Citizenship and Public Affairs
Chairman and Chief Executive Officer (retired 2009)	at Syracuse University.

F. Joseph Loughrey	Thomas J. Higgins
Born 1949. Trustee Since October 2009. Principal	Born 1957. Chief Financial Officer Since September
Occupation(s) During the Past Five Years: President	2008. Principal Occupation(s) During the Past Five
and Chief Operating Officer (retired 2009) and Vice	Years: Principal of The Vanguard Group, Inc.; Chief
Chairman of the Board (2008–2009) of Cummins Inc.	Financial Officer of each of the investment companies
(industrial machinery); Director of SKF AB (industrial	served by The Vanguard Group since 2008; Treasurer
machinery), Hillenbrand, Inc. (specialized consumer	of each of the investment companies served by The
services), the Lumina Foundation for Education, and	Vanguard Group (1998–2008).
Oxfam America; Chairman of the Advisory Council
for the College of Arts and Letters and Member	Kathryn J. Hyatt
of the Advisory Board to the Kellogg Institute for	Born 1955. Treasurer Since November 2008. Principal
International Studies at the University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Treasurer of each of
André F. Perold	the investment companies served by The Vanguard
Born 1952. Trustee Since December 2004. Principal	Group since 2008; Assistant Treasurer of each of the
Occupation(s) During the Past Five Years: George	investment companies served by The Vanguard Group
Gund Professor of Finance and Banking at the Harvard	(1988–2008).
Business School; Chair of the Investment Committee
of HighVista Strategies LLC (private investment firm).	Heidi Stam
Born 1956. Secretary Since July 2005. Principal
Alfred M. Rankin, Jr.	Occupation(s) During the Past Five Years: Managing
Born 1941. Trustee Since January 1993. Principal	Director of The Vanguard Group, Inc., since 2006;
Occupation(s) During the Past Five Years: Chairman,	General Counsel of The Vanguard Group since 2005;
President, and Chief Executive Officer of NACCO	Secretary of The Vanguard Group and of each of the
Industries, Inc. (forklift trucks/housewares/lignite);	investment companies served by The Vanguard Group
Director of Goodrich Corporation (industrial products/	since 2005; Director and Senior Vice President of
aircraft systems and services) and the National	Vanguard Marketing Corporation since 2005;
Association of Manufacturers; Chairman of the	Principal of The Vanguard Group (1997–2006).
Federal Reserve Bank of Cleveland; Vice Chairman
of University Hospitals of Cleveland; President of
the Board of The Cleveland Museum of Art.	Vanguard Senior Management Team

Peter F. Volanakis	R. Gregory Barton	Michael S. Miller
Born 1955. Trustee Since July 2009. Principal	Mortimer J. Buckley	James M. Norris
Occupation(s) During the Past Five Years: President	Kathleen C. Gubanich	Glenn W. Reed
and Chief Operating Officer (retired 2010) of Corning	Paul A. Heller	George U. Sauter
Incorporated (communications equipment); Director of	Martha G. King
Corning Incorporated (2000–2010) and Dow Corning
(2001–2010); Overseer of the Amos Tuck School of
Business Administration at Dartmouth College.	Chairman Emeritus and Senior Advisor

John J. Brennan
Executive Officers	Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008
Glenn Booraem
Born 1967. Controller Since July 2010. Principal
Occupation(s) During the Past Five Years: Principal	Founder
of The Vanguard Group, Inc.; Controller of each of
the investment companies served by The Vanguard	John C. Bogle
Group since 2010; Assistant Controller of each of	Chairman and Chief Executive Officer, 1974–1996
the investment companies served by The Vanguard
Group (2001–2010).

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

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All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q482 082011

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
Common Stocks (99.6%)[1]
Consumer Discretionary (13.7%)
*	Tempur-Pedic International Inc.	1,047,025	71,009
	Gentex Corp.	2,168,644	65,558
*	Signet Jewelers Ltd.	1,305,307	61,101
*	Panera Bread Co. Class A	457,587	57,500
	Foot Locker Inc.	2,355,070	55,956
	Polaris Industries Inc.	489,779	54,449
*	Deckers Outdoor Corp.	586,764	51,717
	Jarden Corp.	1,334,280	46,046
	Sotheby's	1,025,514	44,610
*	Ulta Salon Cosmetics & Fragrance Inc.	678,891	43,843
*	Under Armour Inc. Class A	559,288	43,239
	Service Corp. International	3,653,505	42,673
*	Hanesbrands Inc.	1,466,922	41,881
	Chico's FAS Inc.	2,703,067	41,168
*	Penn National Gaming Inc.	1,015,837	40,979
*	Tenneco Inc.	917,430	40,431
*	Dana Holding Corp.	2,205,844	40,367
*	Big Lots Inc.	1,148,731	38,080
	John Wiley & Sons Inc. Class A	701,241	36,472
*	Warnaco Group Inc.	665,407	34,768
*	CROCS Inc.	1,350,108	34,765
*	Ascena Retail Group Inc.	1,019,365	34,709
	Dillard's Inc. Class A	639,410	33,339
	Brinker International Inc.	1,358,976	33,241
	Aaron's Inc.	1,158,780	32,747
	Wolverine World Wide Inc.	743,390	31,037
	Rent-A-Center Inc.	967,027	29,552
*	Cheesecake Factory Inc.	866,727	27,189
	Cinemark Holdings Inc.	1,303,383	26,993
*	WMS Industries Inc.	876,967	26,940
*	Carter's Inc.	874,947	26,913
*	Iconix Brand Group Inc.	1,108,317	26,821
*	Bally Technologies Inc.	654,228	26,614
	Brunswick Corp.	1,286,287	26,240
*	Sally Beauty Holdings Inc.	1,533,947	26,230
*	Timberland Co. Class A	608,213	26,135
	Wendy's/Arby's Group Inc. Class A	5,102,690	25,871
	Men's Wearhouse Inc.	763,907	25,744
^	Strayer Education Inc.	202,101	25,544
^	Six Flags Entertainment Corp.	678,338	25,404
*	Live Nation Entertainment Inc.	2,211,425	25,365
	Vail Resorts Inc.	547,761	25,318
*,^	Coinstar Inc.	460,388	25,110
*	Career Education Corp.	1,177,682	24,908
*	Shutterfly Inc.	432,974	24,861
*	Madison Square Garden Co. Class A	853,053	23,485
*	Aeropostale Inc.	1,338,710	23,427
	Morningstar Inc.	380,266	23,113
*	ANN Inc.	882,364	23,030
*	Life Time Fitness Inc.	574,924	22,945
*	Valassis Communications Inc.	755,922	22,904
*,^	Tesla Motors Inc.	783,359	22,819
	Pool Corp.	756,525	22,552
	Hillenbrand Inc.	953,288	22,545
*	Steven Madden Ltd.	575,654	21,593
	RadioShack Corp.	1,609,641	21,424
*	DreamWorks Animation SKG Inc. Class A	1,064,932	21,405
*	JOS A Bank Clothiers Inc.	420,601	21,034
*	DSW Inc. Class A	407,322	20,615
*	HSN Inc.	618,380	20,357
	Thor Industries Inc.	679,790	19,605

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
*	BJ's Restaurants Inc.	373,043	19,533
*	Saks Inc.	1,714,534	19,151
*	Genesco Inc.	359,564	18,733
*	Pier 1 Imports Inc.	1,606,856	18,591
*	Domino's Pizza Inc.	730,419	18,436
*	Buffalo Wild Wings Inc.	277,460	18,398
*	Cabela's Inc.	676,730	18,373
	Buckle Inc.	426,897	18,228
	Matthews International Corp. Class A	450,346	18,081
*	Vitamin Shoppe Inc.	392,047	17,940
*	Office Depot Inc.	4,218,524	17,802
	Express Inc.	810,453	17,668
	Cooper Tire & Rubber Co.	892,656	17,666
*	Childrens Place Retail Stores Inc.	395,420	17,592
^	Meredith Corp.	560,458	17,447
	Cracker Barrel Old Country Store Inc.	353,178	17,415
	Texas Roadhouse Inc. Class A	992,844	17,410
*	Hibbett Sports Inc.	425,546	17,324
	Arbitron Inc.	411,971	17,027
	Finish Line Inc. Class A	784,685	16,792
*	Orient-Express Hotels Ltd. Class A	1,559,963	16,770
*	Gaylord Entertainment Co.	549,811	16,494
*	New York Times Co. Class A	1,890,813	16,488
	Monro Muffler Brake Inc.	439,420	16,386
	Bob Evans Farms Inc.	461,673	16,145
	Penske Automotive Group Inc.	704,604	16,023
	Regal Entertainment Group Class A	1,294,784	15,991
*	Jack in the Box Inc.	695,659	15,847
*	Helen of Troy Ltd.	444,072	15,334
	Choice Hotels International Inc.	453,597	15,132
*	99 Cents Only Stores	747,064	15,121
	Group 1 Automotive Inc.	362,457	14,926
*,^	Eastman Kodak Co.	4,092,238	14,650
	Jones Group Inc.	1,343,450	14,576
	MDC Holdings Inc.	574,428	14,154
	National CineMedia Inc.	836,756	14,150
*	Pinnacle Entertainment Inc.	942,573	14,044
	PF Chang's China Bistro Inc.	347,627	13,989
*	Collective Brands Inc.	949,675	13,951
*	Select Comfort Corp.	758,471	13,637
	American Greetings Corp. Class A	567,006	13,631
	Regis Corp.	877,230	13,439
*	American Public Education Inc.	283,362	12,612
*	iRobot Corp.	356,856	12,593
*	K12 Inc.	379,648	12,582
	CEC Entertainment Inc.	308,932	12,391
*,^	Education Management Corp.	513,975	12,305
	Cato Corp. Class A	423,006	12,183
*	DineEquity Inc.	232,933	12,175
	International Speedway Corp. Class A	421,395	11,972
	Ameristar Casinos Inc.	490,577	11,632
*	Peet's Coffee & Tea Inc.	198,611	11,460
*	American Axle & Manufacturing Holdings Inc.	1,003,023	11,414
	Columbia Sportswear Co.	179,297	11,367
	Scholastic Corp.	421,512	11,212
	Ryland Group Inc.	673,571	11,134
*	True Religion Apparel Inc.	366,315	10,652
*	Vera Bradley Inc.	277,597	10,604
*	Belo Corp. Class A	1,399,976	10,542
*	Papa John's International Inc.	312,673	10,400
	KB Home	1,054,818	10,316
*	OfficeMax Inc.	1,294,423	10,161
*	Scientific Games Corp. Class A	976,018	10,092
*	Meritage Homes Corp.	442,692	9,987

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
*	Capella Education Co.	235,354	9,850
*	Ascent Media Corp. Class A	185,774	9,840
*	Maidenform Brands Inc.	355,539	9,834
*	Steiner Leisure Ltd.	214,069	9,779
*,^	Blue Nile Inc.	221,385	9,737
*	Lumber Liquidators Holdings Inc.	378,444	9,612
*	Ruby Tuesday Inc.	889,657	9,590
*	Sonic Corp.	891,132	9,473
	Stage Stores Inc.	557,508	9,366
	Stewart Enterprises Inc. Class A	1,269,272	9,266
*	Modine Manufacturing Co.	602,324	9,258
*	Quiksilver Inc.	1,878,805	8,830
*	Krispy Kreme Doughnuts Inc.	925,452	8,801
	PEP Boys-Manny Moe & Jack	799,612	8,740
*	G-III Apparel Group Ltd.	249,801	8,613
*	Federal-Mogul Corp.	376,623	8,598
	Sinclair Broadcast Group Inc. Class A	766,725	8,419
*	Skechers U.S.A. Inc. Class A	580,343	8,403
	Ethan Allen Interiors Inc.	393,839	8,385
*	Interval Leisure Group Inc.	608,934	8,336
*	Asbury Automotive Group Inc.	448,239	8,306
*	Red Robin Gourmet Burgers Inc.	226,180	8,228
	Fred's Inc. Class A	568,420	8,202
*	Zumiez Inc.	327,131	8,168
	Sonic Automotive Inc. Class A	556,856	8,158
*,^	Bridgepoint Education Inc.	317,067	7,927
*	La-Z-Boy Inc.	789,813	7,795
*,^	Rue21 Inc.	239,044	7,769
*	Jakks Pacific Inc.	420,951	7,750
*	Liz Claiborne Inc.	1,440,248	7,705
*	Shuffle Master Inc.	823,539	7,704
*	Biglari Holdings Inc.	19,646	7,683
*	Exide Technologies	998,502	7,629
	Superior Industries International Inc.	344,809	7,624
*	Dorman Products Inc.	189,447	7,498
	Drew Industries Inc.	300,148	7,420
*,^	Boyd Gaming Corp.	850,887	7,403
*	Grand Canyon Education Inc.	521,000	7,388
	Churchill Downs Inc.	163,542	7,372
*	Charming Shoppes Inc.	1,753,014	7,293
	Oxford Industries Inc.	213,851	7,220
*	Knology Inc.	478,671	7,108
	Brown Shoe Co. Inc.	666,079	7,094
*	Wet Seal Inc. Class A	1,520,602	6,797
*	Warner Music Group Corp.	823,483	6,769
	Universal Technical Institute Inc.	333,848	6,600
*	California Pizza Kitchen Inc.	354,452	6,547
*	Pre-Paid Legal Services Inc.	96,411	6,410
*	AFC Enterprises Inc.	388,985	6,399
*	Fuel Systems Solutions Inc.	253,373	6,322
	Sturm Ruger & Co. Inc.	284,342	6,241
	Barnes & Noble Inc.	367,375	6,091
	Callaway Golf Co.	976,941	6,077
*	Bravo Brio Restaurant Group Inc.	234,230	5,722
*	Denny's Corp.	1,438,287	5,581
*	Stoneridge Inc.	374,843	5,525
*	Standard Pacific Corp.	1,643,570	5,506
	Nutrisystem Inc.	387,294	5,445
*,^	Corinthian Colleges Inc.	1,216,659	5,183
*	Universal Electronics Inc.	203,551	5,142
	Harte-Hanks Inc.	628,952	5,107
*	Perry Ellis International Inc.	196,240	4,955
	Lincoln Educational Services Corp.	286,754	4,918
*	Libbey Inc.	299,400	4,856

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
*	Lions Gate Entertainment Corp.	729,467	4,829
*	America's Car-Mart Inc.	146,021	4,819
	HOT Topic Inc.	644,613	4,796
*	EW Scripps Co. Class A	490,313	4,741
*	Core-Mark Holding Co. Inc.	132,495	4,730
	Movado Group Inc.	275,622	4,716
*	K-Swiss Inc. Class A	416,375	4,426
*	Winnebago Industries Inc.	442,303	4,273
*	Shoe Carnival Inc.	140,779	4,244
	Standard Motor Products Inc.	275,908	4,202
	Stein Mart Inc.	430,634	4,151
	Blyth Inc.	81,577	4,107
	PetMed Express Inc.	343,066	4,065
*,^	hhgregg Inc.	302,001	4,047
^	World Wrestling Entertainment Inc. Class A	418,004	3,984
*	Beazer Homes USA Inc.	1,163,425	3,944
*	Body Central Corp.	165,415	3,892
*	Overstock.com Inc.	247,876	3,773
*,^	Talbots Inc.	1,073,605	3,586
	Bebe Stores Inc.	576,875	3,525
*	M/I Homes Inc.	284,231	3,485
*	Citi Trends Inc.	226,065	3,409
*	Systemax Inc.	223,944	3,346
*	Unifi Inc.	229,744	3,170
	Speedway Motorsports Inc.	222,607	3,157
	Christopher & Banks Corp.	543,986	3,128
	Marcus Corp.	316,496	3,127
*	Furniture Brands International Inc.	755,052	3,126
*	Kirkland's Inc.	243,153	2,923
	Haverty Furniture Cos. Inc.	253,907	2,922
*	Journal Communications Inc. Class A	559,518	2,893
*	Entercom Communications Corp. Class A	324,463	2,816
*	Isle of Capri Casinos Inc.	317,355	2,809
*	Leapfrog Enterprises Inc.	660,379	2,787
	Weyco Group Inc.	112,307	2,763
*	ReachLocal Inc.	126,477	2,635
	CSS Industries Inc.	124,756	2,611
*	Smith & Wesson Holding Corp.	864,216	2,593
*,^	McClatchy Co. Class A	904,628	2,542
	Ambassadors Group Inc.	271,625	2,398
*,^	Hovnanian Enterprises Inc. Class A	961,772	2,318
	Big 5 Sporting Goods Corp.	280,031	2,201
*	Pacific Sunwear of California Inc.	798,343	2,084
*	New York & Co. Inc.	407,805	2,019
*,^	Martha Stewart Living Omnimedia Class A	435,245	1,889
*	Sealy Corp.	738,860	1,869
*	LIN TV Corp. Class A	379,842	1,850
*	Kenneth Cole Productions Inc. Class A	146,429	1,829
*	Tower International Inc.	100,986	1,786
*	Gordmans Stores Inc.	84,875	1,476
*,^	Dex One Corp.	567,595	1,436
*	Archipelago Learning Inc.	139,408	1,375
*	Coldwater Creek Inc.	976,709	1,367
*,^	Vitacost.com Inc.	253,356	1,226
*	Marine Products Corp.	168,946	1,135
*,^	Wonder Auto Technology Inc.	288,846	783
*	Orbitz Worldwide Inc.	307,776	766
*	Krispy Kreme Doughnuts Inc. Warrants Exp. 03/02/2012	7,748	5
			3,594,832
Consumer Staples (3.0%)
	Corn Products International Inc.	1,159,748	64,111
*	BJ's Wholesale Club Inc.	831,277	41,855
	Flowers Foods Inc.	1,761,948	38,833
	Nu Skin Enterprises Inc. Class A	847,027	31,806

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
*	Darling International Inc.	1,777,219	31,457
	SUPERVALU Inc.	3,215,329	30,256
*	United Natural Foods Inc.	696,791	29,732
*	TreeHouse Foods Inc.	539,442	29,459
	Ruddick Corp.	673,394	29,320
^	Diamond Foods Inc.	334,341	25,524
	Casey's General Stores Inc.	577,333	25,403
	Lancaster Colony Corp.	294,181	17,892
*	Hain Celestial Group Inc.	523,985	17,480
*	Fresh Market Inc.	438,227	16,951
	Fresh Del Monte Produce Inc.	632,698	16,874
	B&G Foods Inc. Class A	724,923	14,948
^	Sanderson Farms Inc.	303,105	14,482
	Pricesmart Inc.	273,084	13,990
*	Rite Aid Corp.	10,149,957	13,499
	Universal Corp.	357,148	13,454
	Snyders-Lance Inc.	606,677	13,122
*	Boston Beer Co. Inc. Class A	140,910	12,626
	J&J Snack Foods Corp.	226,035	11,268
*,^	Central European Distribution Corp.	1,004,703	11,253
	Andersons Inc.	266,202	11,247
^	Vector Group Ltd.	627,820	11,169
*	Elizabeth Arden Inc.	372,040	10,800
*	Prestige Brands Holdings Inc.	765,307	9,827
	WD-40 Co.	246,824	9,636
*	Chiquita Brands International Inc.	688,097	8,959
*	Spectrum Brands Holdings Inc.	271,548	8,690
*	Heckmann Corp.	1,406,532	8,495
	Tootsie Roll Industries Inc.	286,005	8,369
*,^	Dole Food Co. Inc.	605,022	8,180
	Weis Markets Inc.	183,772	7,485
*,^	Star Scientific Inc.	1,627,868	7,325
*	Winn-Dixie Stores Inc.	847,490	7,161
^	Cal-Maine Foods Inc.	210,900	6,740
	Spartan Stores Inc.	343,789	6,714
	Nash Finch Co.	184,786	6,617
*	Pantry Inc.	348,441	6,547
*	Central Garden and Pet Co. Class A	606,928	6,160
	Inter Parfums Inc.	254,532	5,862
	Coca-Cola Bottling Co. Consolidated	76,112	5,150
*	Medifast Inc.	211,309	5,014
*	Smart Balance Inc.	912,792	4,728
*	Pilgrim's Pride Corp.	815,825	4,414
*	Alliance One International Inc.	1,260,740	4,072
*	USANA Health Sciences Inc.	121,801	3,810
	Calavo Growers Inc.	178,126	3,751
*	Primo Water Corp.	217,571	3,131
*	Revlon Inc. Class A	186,189	3,128
	Ingles Markets Inc. Class A	155,728	2,577
	National Beverage Corp.	174,220	2,552
*	Seneca Foods Corp. Class A	94,193	2,410
	Village Super Market Inc. Class A	85,069	2,357
*	Central Garden and Pet Co.	209,983	2,180
*	Susser Holdings Corp.	131,070	2,060
	Alico Inc.	55,558	1,423
	Farmer Bros Co.	110,114	1,117
*,^	American Oriental Bioengineering Inc.	46,393	52
			775,504
Energy (6.0%)
*	Oil States International Inc.	774,204	61,867
*	Brigham Exploration Co.	1,779,188	53,251
	CARBO Ceramics Inc.	299,652	48,828
*	Superior Energy Services Inc.	1,200,627	44,591
	Tidewater Inc.	783,143	42,141

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
*	Rosetta Resources Inc.	805,036	41,492
	Lufkin Industries Inc.	457,641	39,380
*	Atwood Oceanics Inc.	885,705	39,086
	World Fuel Services Corp.	1,059,085	38,053
*	Unit Corp.	620,881	37,830
	Berry Petroleum Co. Class A	704,707	37,441
*	Key Energy Services Inc.	1,953,474	35,162
*	Dril-Quip Inc.	487,678	33,079
*	Bill Barrett Corp.	713,627	33,077
*	CVR Energy Inc.	1,336,026	32,893
*	Energy XXI Bermuda Ltd.	978,709	32,513
*	Complete Production Services Inc.	957,147	31,930
	SEACOR Holdings Inc.	309,769	30,964
*	Patriot Coal Corp.	1,389,992	30,941
	Bristow Group Inc.	552,475	28,187
*	McMoRan Exploration Co.	1,446,627	26,734
*	Helix Energy Solutions Group Inc.	1,531,095	25,355
*	Gran Tierra Energy Inc.	3,665,139	24,227
*	Swift Energy Co.	640,161	23,859
*	Carrizo Oil & Gas Inc.	555,851	23,207
*	Oasis Petroleum Inc.	772,370	22,924
*	Stone Energy Corp.	665,019	20,210
*	Comstock Resources Inc.	689,930	19,863
*	Cloud Peak Energy Inc.	926,871	19,742
*,^	Northern Oil and Gas Inc.	829,824	18,381
*	Exterran Holdings Inc.	914,022	18,125
*	ION Geophysical Corp.	1,863,938	17,633
*	Gulfport Energy Corp.	573,341	17,022
	RPC Inc.	676,705	16,606
*	Gulfmark Offshore Inc.	356,709	15,763
	W&T Offshore Inc.	567,900	14,834
*	Tetra Technologies Inc.	1,159,773	14,764
*	Enbridge Energy Management LLC	470,666	14,544
*,^	Western Refining Inc.	803,309	14,516
*,^	Kodiak Oil & Gas Corp.	2,509,020	14,477
*	SemGroup Corp. Class A	559,866	14,372
*	Newpark Resources Inc.	1,374,702	12,469
^	Overseas Shipholding Group Inc.	441,099	11,883
	Targa Resources Corp.	353,955	11,843
*	Pioneer Drilling Co.	743,210	11,326
*	Cheniere Energy Inc.	1,234,992	11,312
	Contango Oil & Gas Co.	191,983	11,219
*	Basic Energy Services Inc.	349,622	11,003
*	James River Coal Co.	524,005	10,910
*,^	ATP Oil & Gas Corp.	701,598	10,741
*	Petroleum Development Corp.	356,690	10,669
*,^	Resolute Energy Corp.	627,074	10,133
*	Hornbeck Offshore Services Inc.	362,266	9,962
*	Parker Drilling Co.	1,682,937	9,845
*	Hercules Offshore Inc.	1,746,010	9,620
*	Tesco Corp.	488,574	9,483
*,^	Clean Energy Fuels Corp.	721,107	9,483
*,^	Hyperdynamics Corp.	2,182,954	9,387
	Penn Virginia Corp.	694,140	9,170
*	Global Industries Ltd.	1,582,150	8,670
*	Cal Dive International Inc.	1,434,404	8,578
*,^	Amyris Inc.	300,256	8,434
*	Goodrich Petroleum Corp.	430,726	7,930
	Crosstex Energy Inc.	642,699	7,648
*	Endeavour International Corp.	480,100	7,235
*	Clayton Williams Energy Inc.	120,009	7,207
*	Magnum Hunter Resources Corp.	1,064,063	7,193
*	Approach Resources Inc.	310,785	7,045
*	OYO Geospace Corp.	69,748	6,975

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
*	FX Energy Inc.	780,735	6,855
	Gulf Island Fabrication Inc.	207,061	6,684
*	Energy Partners Ltd.	426,217	6,312
*	Georesources Inc.	270,434	6,082
*	Petroquest Energy Inc.	864,271	6,067
*	USEC Inc.	1,751,377	5,850
*	Venoco Inc.	458,612	5,843
*,^	Harvest Natural Resources Inc.	488,302	5,386
*	Matrix Service Co.	401,872	5,377
*	Willbros Group Inc.	619,575	5,291
*	Rex Energy Corp.	504,544	5,182
^	Houston American Energy Corp.	281,916	5,111
*,^	Abraxas Petroleum Corp.	1,324,189	5,072
*	Vaalco Energy Inc.	816,117	4,913
*	Global Geophysical Services Inc.	274,116	4,879
*,^	BPZ Resources Inc.	1,407,150	4,615
*	Vantage Drilling Co.	2,420,769	4,406
*,^	TransAtlantic Petroleum Ltd.	2,552,284	4,339
*	Dawson Geophysical Co.	120,572	4,118
*	PHI Inc.	189,223	4,112
*	Warren Resources Inc.	1,029,697	3,923
*	Triangle Petroleum Corp.	601,293	3,884
*,^	Green Plains Renewable Energy Inc.	326,618	3,524
*	Rentech Inc.	2,898,765	3,073
*,^	Uranium Energy Corp.	1,003,956	3,072
*	Gastar Exploration Ltd.	855,717	2,935
	Delek US Holdings Inc.	164,305	2,580
	General Maritime Corp.	1,615,284	2,181
^	Alon USA Energy Inc.	163,585	1,844
*	Oilsands Quest Inc.	5,182,599	1,658
*	RigNet Inc.	93,158	1,584
*,^	Delta Petroleum Corp.	2,799,656	1,389
*	Atlas Energy Inc. Escrow	1,192,784	119
	Holly Corp.	726	50
	Frontier Oil Corp.	1,439	46
			1,575,593
Financials (20.4%)
	American Capital Agency Corp.	2,617,974	76,209
	Camden Property Trust	1,062,267	67,581
	Essex Property Trust Inc.	489,672	66,248
	First Niagara Financial Group Inc.	4,699,210	62,030
	BRE Properties Inc.	1,117,724	55,752
	Senior Housing Properties Trust	2,310,466	54,088
*	E*Trade Financial Corp.	3,823,377	52,763
*	American Capital Ltd.	5,211,907	51,754
	Taubman Centers Inc.	849,275	50,277
	Ares Capital Corp.	3,111,580	50,003
	Waddell & Reed Financial Inc. Class A	1,307,818	47,539
	Arthur J Gallagher & Co.	1,653,213	47,183
	Apartment Investment & Management Co.	1,797,697	45,895
	East West Bancorp Inc.	2,262,002	45,715
	Developers Diversified Realty Corp.	3,128,016	44,105
	Mack-Cali Realty Corp.	1,307,439	43,067
*	Popular Inc.	15,563,271	42,955
	MFA Financial Inc.	5,270,032	42,371
	CBL & Associates Properties Inc.	2,139,181	38,783
*	SVB Financial Group	645,619	38,550
	BioMed Realty Trust Inc.	1,998,526	38,452
	Hancock Holding Co.	1,219,003	37,765
	Mid-America Apartment Communities Inc.	543,707	36,684
	Associated Banc-Corp	2,636,141	36,642
	Highwoods Properties Inc.	1,091,482	36,161
	American Campus Communities Inc.	1,016,389	36,102
	Douglas Emmett Inc.	1,796,619	35,735

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
*	Signature Bank	618,015	35,350
	Home Properties Inc.	578,152	35,198
*	Forest City Enterprises Inc. Class A	1,860,363	34,733
	Kilroy Realty Corp.	877,828	34,665
	Equity Lifestyle Properties Inc.	551,874	34,459
	Bank of Hawaii Corp.	730,168	33,967
	Corporate Office Properties Trust	1,082,382	33,673
	Valley National Bancorp	2,453,672	33,394
	Tanger Factory Outlet Centers	1,236,742	33,108
	Entertainment Properties Trust	707,386	33,035
	Washington REIT	1,003,161	32,623
	LaSalle Hotel Properties	1,235,299	32,538
	Fulton Financial Corp.	3,030,668	32,458
	Erie Indemnity Co. Class A	454,414	32,136
	Omega Healthcare Investors Inc.	1,522,471	31,987
	Allied World Assurance Co. Holdings Ltd.	550,858	31,718
*	Alleghany Corp.	95,076	31,671
	TCF Financial Corp.	2,271,274	31,344
	National Retail Properties Inc.	1,275,022	31,251
	Hatteras Financial Corp.	1,104,312	31,175
*	ProAssurance Corp.	441,163	30,881
	Apollo Investment Corp.	2,975,972	30,385
	Post Properties Inc.	744,691	30,354
*	CNO Financial Group Inc.	3,821,026	30,224
	Protective Life Corp.	1,304,112	30,164
	CapitalSource Inc.	4,676,088	30,161
	Capitol Federal Financial Inc.	2,549,721	29,985
	Prosperity Bancshares Inc.	675,201	29,587
	StanCorp Financial Group Inc.	699,483	29,511
	Starwood Property Trust Inc.	1,418,328	29,090
	Invesco Mortgage Capital Inc.	1,375,554	29,065
	FirstMerit Corp.	1,752,409	28,932
	Extra Space Storage Inc.	1,337,926	28,538
	CommonWealth REIT	1,097,787	28,367
	Washington Federal Inc.	1,710,720	28,107
*	Stifel Financial Corp.	779,065	27,937
	Aspen Insurance Holdings Ltd.	1,074,439	27,645
	DiamondRock Hospitality Co.	2,519,333	27,032
	Endurance Specialty Holdings Ltd.	647,008	26,741
*	Howard Hughes Corp.	401,763	26,131
	Cash America International Inc.	450,503	26,071
	Hanover Insurance Group Inc.	688,860	25,977
	Alterra Capital Holdings Ltd.	1,120,745	24,993
	First American Financial Corp.	1,592,191	24,918
	Synovus Financial Corp.	11,941,221	24,838
*	Ezcorp Inc. Class A	679,090	24,159
	Brandywine Realty Trust	2,047,220	23,727
	Webster Financial Corp.	1,127,809	23,707
	Iberiabank Corp.	409,044	23,577
	Unitrin Inc.	790,268	23,447
	DuPont Fabros Technology Inc.	926,100	23,338
	Colonial Properties Trust	1,132,524	23,103
*	Portfolio Recovery Associates Inc.	260,481	22,086
	Greenhill & Co. Inc.	406,393	21,872
	Westamerica Bancorporation	441,735	21,755
	Trustmark Corp.	924,549	21,644
	Delphi Financial Group Inc.	739,456	21,599
	Potlatch Corp.	609,535	21,498
	Healthcare Realty Trust Inc.	1,023,098	21,107
	Northwest Bancshares Inc.	1,661,145	20,897
	UMB Financial Corp.	493,763	20,679
	Umpqua Holdings Corp.	1,743,787	20,176
*,^	MBIA Inc.	2,281,901	19,830
	Lexington Realty Trust	2,155,588	19,681

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
	Medical Properties Trust Inc.	1,699,422	19,543
	DCT Industrial Trust Inc.	3,734,672	19,532
*	MF Global Holdings Ltd.	2,486,814	19,248
	FNB Corp.	1,837,370	19,017
	Platinum Underwriters Holdings Ltd.	569,608	18,934
	Cathay General Bancorp	1,137,033	18,636
*	First Cash Financial Services Inc.	429,856	18,050
	Redwood Trust Inc.	1,189,724	17,989
	Equity One Inc.	960,004	17,894
	RLI Corp.	288,162	17,843
*	PHH Corp.	852,222	17,488
	EastGroup Properties Inc.	410,677	17,458
	Sovran Self Storage Inc.	421,110	17,265
	Astoria Financial Corp.	1,348,712	17,250
	Wintrust Financial Corp.	531,998	17,120
	Montpelier Re Holdings Ltd.	947,079	17,047
	Symetra Financial Corp.	1,259,296	16,912
*	Sunstone Hotel Investors Inc.	1,789,297	16,587
	PS Business Parks Inc.	300,462	16,555
^	Prospect Capital Corp.	1,636,303	16,543
	National Penn Bancshares Inc.	2,082,516	16,514
	Mercury General Corp.	417,229	16,476
*	MGIC Investment Corp.	2,746,411	16,341
	National Health Investors Inc.	358,288	15,919
	Susquehanna Bancshares Inc.	1,978,645	15,829
*	World Acceptance Corp.	241,041	15,805
*	Knight Capital Group Inc. Class A	1,418,927	15,637
	Old National Bancorp	1,442,177	15,576
^	Cypress Sharpridge Investments Inc.	1,210,320	15,504
	United Bankshares Inc.	630,966	15,446
	Pebblebrook Hotel Trust	753,054	15,204
	U-Store-It Trust	1,425,990	15,001
	MB Financial Inc.	779,691	15,001
	First Citizens BancShares Inc. Class A	80,050	14,987
	Glacier Bancorp Inc.	1,094,799	14,758
	First Financial Bancorp	883,495	14,746
*	Strategic Hotels & Resorts Inc.	2,074,210	14,685
*	Ocwen Financial Corp.	1,150,094	14,675
	Capstead Mortgage Corp.	1,092,824	14,644
	Two Harbors Investment Corp.	1,358,398	14,603
*	Texas Capital Bancshares Inc.	564,742	14,587
	Glimcher Realty Trust	1,520,106	14,441
	Franklin Street Properties Corp.	1,115,260	14,398
	Tower Group Inc.	600,616	14,307
*	First Industrial Realty Trust Inc.	1,249,187	14,303
	BancorpSouth Inc.	1,143,150	14,186
	Argo Group International Holdings Ltd.	475,527	14,133
	Anworth Mortgage Asset Corp.	1,852,108	13,909
	First Midwest Bancorp Inc.	1,127,937	13,862
	International Bancshares Corp.	824,556	13,795
	Primerica Inc.	617,602	13,569
	PrivateBancorp Inc. Class A	977,989	13,496
*	Enstar Group Ltd.	128,761	13,454
*	Dollar Financial Corp.	617,367	13,366
	Selective Insurance Group Inc.	821,154	13,360
	First Financial Bankshares Inc.	382,952	13,193
	Community Bank System Inc.	532,002	13,188
*	Credit Acceptance Corp.	154,454	13,047
	Hersha Hospitality Trust Class A	2,318,788	12,916
*	Financial Engines Inc.	492,542	12,767
	Fifth Street Finance Corp.	1,092,151	12,669
	LTC Properties Inc.	453,504	12,616
	Pennsylvania REIT	801,531	12,584
	Government Properties Income Trust	462,426	12,495

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
	Acadia Realty Trust	614,031	12,483
	Park National Corp.	187,388	12,341
	Alexander's Inc.	31,028	12,318
	Cousins Properties Inc.	1,420,679	12,133
*	Greenlight Capital Re Ltd. Class A	458,945	12,066
	Sterling Bancshares Inc.	1,475,980	12,044
	CVB Financial Corp.	1,287,909	11,913
	Solar Capital Ltd.	480,329	11,859
	Inland Real Estate Corp.	1,335,563	11,793
	CreXus Investment Corp.	1,057,622	11,750
	Provident Financial Services Inc.	819,679	11,738
	Evercore Partners Inc. Class A	351,281	11,705
	First Potomac Realty Trust	758,629	11,615
	NBT Bancorp Inc.	523,885	11,594
	Sun Communities Inc.	300,984	11,230
*	Altisource Portfolio Solutions SA	302,545	11,134
*	Investors Bancorp Inc.	772,399	10,968
	optionsXpress Holdings Inc.	656,289	10,947
	Bank of the Ozarks Inc.	207,262	10,790
	American Equity Investment Life Holding Co.	844,313	10,731
	Investors Real Estate Trust	1,207,441	10,456
	Oritani Financial Corp.	812,844	10,396
	Infinity Property & Casualty Corp.	188,986	10,330
	Columbia Banking System Inc.	598,640	10,309
	Ashford Hospitality Trust Inc.	827,964	10,308
	Associated Estates Realty Corp.	631,670	10,265
*	iStar Financial Inc.	1,265,002	10,259
	Getty Realty Corp.	401,291	10,125
	Interactive Brokers Group Inc.	643,162	10,065
	KBW Inc.	529,281	9,898
	Nelnet Inc. Class A	448,366	9,891
	Employers Holdings Inc.	585,716	9,822
	PacWest Bancorp	474,666	9,764
	Cohen & Steers Inc.	292,222	9,687
	American National Insurance Co.	122,566	9,499
	Horace Mann Educators Corp.	605,630	9,454
	Education Realty Trust Inc.	1,098,079	9,411
*	FelCor Lodging Trust Inc.	1,746,802	9,310
	Amtrust Financial Services Inc.	407,656	9,286
	BlackRock Kelso Capital Corp.	1,031,253	9,250
	First Commonwealth Financial Corp.	1,595,344	9,157
	Oriental Financial Group Inc.	705,791	9,098
*	Navigators Group Inc.	191,904	9,019
*	Pico Holdings Inc.	310,949	9,018
*	Investment Technology Group Inc.	633,111	8,876
*	Forestar Group Inc.	539,486	8,864
	MarketAxess Holdings Inc.	353,291	8,853
	Walter Investment Management Corp.	391,711	8,692
	Radian Group Inc.	2,024,849	8,565
*	Encore Capital Group Inc.	274,309	8,427
	Colony Financial Inc.	465,264	8,407
	Brookline Bancorp Inc.	900,154	8,344
	Home Bancshares Inc.	346,431	8,190
	Safety Insurance Group Inc.	194,723	8,186
*	Piper Jaffray Cos.	280,431	8,079
	Independent Bank Corp.	306,996	8,059
*	Western Alliance Bancorp	1,120,518	7,956
	S&T Bancorp Inc.	424,886	7,899
	BGC Partners Inc. Class A	1,016,511	7,858
	Chemical Financial Corp.	418,043	7,842
	City Holding Co.	236,314	7,805
	Chesapeake Lodging Trust	450,327	7,683
*	Tejon Ranch Co.	224,878	7,668
*	Pinnacle Financial Partners Inc.	492,277	7,660

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
*	National Financial Partners Corp.	663,437	7,656
	Meadowbrook Insurance Group Inc.	771,183	7,642
*,^	Sterling Financial Corp.	471,677	7,580
	WesBanco Inc.	384,484	7,559
	PennantPark Investment Corp.	673,756	7,553
	ARMOUR Residential REIT Inc.	1,021,169	7,506
	Maiden Holdings Ltd.	823,503	7,494
	Flagstone Reinsurance Holdings SA	888,137	7,487
*,^	Green Dot Corp. Class A	219,697	7,465
	Universal Health Realty Income Trust	183,034	7,318
	ViewPoint Financial Group	528,824	7,298
	FBL Financial Group Inc. Class A	226,359	7,277
	Saul Centers Inc.	182,300	7,177
	Ramco-Gershenson Properties Trust	576,893	7,142
	MCG Capital Corp.	1,161,801	7,064
*	HFF Inc. Class A	464,197	7,005
	Boston Private Financial Holdings Inc.	1,044,344	6,872
	Retail Opportunity Investments Corp.	635,567	6,839
	Trustco Bank Corp. NY	1,390,311	6,813
*	ICG Group Inc.	556,863	6,810
	Newcastle Investment Corp.	1,173,074	6,780
	Hercules Technology Growth Capital Inc.	636,389	6,695
	PennyMac Mortgage Investment Trust	400,289	6,633
	Sandy Spring Bancorp Inc.	365,068	6,568
	Dime Community Bancshares Inc.	446,684	6,495
*	AMERISAFE Inc.	279,929	6,332
	Sabra Healthcare REIT Inc.	378,513	6,325
	Resource Capital Corp.	981,862	6,205
	Campus Crest Communities Inc.	466,267	6,033
*	Safeguard Scientifics Inc.	313,758	5,924
	United Fire & Casualty Co.	338,197	5,874
	Flushing Financial Corp.	450,284	5,854
	National Western Life Insurance Co. Class A	36,464	5,815
	Harleysville Group Inc.	184,959	5,765
	NorthStar Realty Finance Corp.	1,422,646	5,733
	Simmons First National Corp. Class A	223,183	5,727
	Artio Global Investors Inc. Class A	506,165	5,720
*	Hilltop Holdings Inc.	643,778	5,691
	Parkway Properties Inc.	333,254	5,685
*	Intl. FCStone Inc.	232,902	5,639
	SCBT Financial Corp.	194,439	5,576
*	FPIC Insurance Group Inc.	132,715	5,532
	Renasant Corp.	379,776	5,503
	Community Trust Bancorp Inc.	197,459	5,474
	Berkshire Hills Bancorp Inc.	242,304	5,425
	First Busey Corp.	1,023,107	5,412
	Duff & Phelps Corp. Class A	414,226	5,315
	First Financial Corp.	160,016	5,239
	Winthrop Realty Trust	438,695	5,238
	Advance America Cash Advance Centers Inc.	757,060	5,216
	Tompkins Financial Corp.	132,481	5,199
	Lakeland Financial Corp.	231,522	5,154
	GFI Group Inc.	1,108,224	5,087
	Coresite Realty Corp.	298,989	4,903
^	TowneBank	365,254	4,887
	CapLease Inc.	978,400	4,804
	Washington Trust Bancorp Inc.	208,490	4,789
	Southside Bancshares Inc.	237,446	4,713
	Urstadt Biddle Properties Inc. Class A	259,516	4,700
*	Global Indemnity plc	208,967	4,635
	Provident New York Bancorp	552,864	4,622
	SY Bancorp Inc.	198,503	4,615
	Hudson Pacific Properties Inc.	297,127	4,614
	1st Source Corp.	221,894	4,602

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
	MVC Capital Inc.	346,906	4,590
	Kite Realty Group Trust	916,159	4,562
*	Beneficial Mutual Bancorp Inc.	555,041	4,560
	Cardinal Financial Corp.	414,977	4,544
*	eHealth Inc.	337,989	4,516
	Rockville Financial Inc.	451,378	4,469
*	Nara Bancorp Inc.	546,989	4,447
	Cogdell Spencer Inc.	735,863	4,408
	Calamos Asset Management Inc. Class A	302,986	4,399
	Cedar Shopping Centers Inc.	854,021	4,398
	Sterling Bancorp	460,647	4,372
*	Phoenix Cos. Inc.	1,767,614	4,348
	Oppenheimer Holdings Inc. Class A	151,470	4,273
	State Auto Financial Corp.	244,204	4,256
	Capital Southwest Corp.	45,713	4,218
	Northfield Bancorp Inc.	297,481	4,183
	StellarOne Corp.	345,356	4,182
*	Citizens Republic Bancorp Inc.	6,050,183	4,175
	OneBeacon Insurance Group Ltd. Class A	310,692	4,160
	Hudson Valley Holding Corp.	214,431	4,141
*	NewStar Financial Inc.	386,798	4,131
	WSFS Financial Corp.	103,924	4,121
	Bancfirst Corp.	105,347	4,066
*	Citizens Inc.	591,646	4,035
*	Flagstar Bancorp Inc.	3,367,430	4,007
	Arrow Financial Corp.	162,927	3,987
	Union First Market Bankshares Corp.	316,111	3,850
	Univest Corp. of Pennsylvania	241,095	3,768
	Kennedy-Wilson Holdings Inc.	306,762	3,758
	Epoch Holding Corp.	208,936	3,729
	GAMCO Investors Inc.	79,484	3,679
	Camden National Corp.	110,808	3,636
*	Doral Financial Corp.	1,840,615	3,608
	Lakeland Bancorp Inc.	346,661	3,460
	United Financial Bancorp Inc.	220,799	3,407
*	Netspend Holdings Inc.	339,155	3,392
*	Walker & Dunlop Inc.	251,013	3,338
	First Interstate Bancsystem Inc.	226,097	3,333
	CoBiz Financial Inc.	505,565	3,306
	Territorial Bancorp Inc.	157,789	3,269
	First Community Bancshares Inc.	231,509	3,241
	SeaBright Holdings Inc.	319,347	3,162
	Westfield Financial Inc.	388,487	3,155
	Westwood Holdings Group Inc.	82,722	3,152
	Republic Bancorp Inc. Class A	156,180	3,108
	Presidential Life Corp.	292,813	3,057
	Trico Bancshares	205,949	3,007
	Golub Capital BDC Inc.	194,491	2,904
*	United Community Banks Inc.	274,965	2,904
	Stewart Information Services Corp.	279,423	2,803
	Baldwin & Lyons Inc.	120,823	2,799
*	FBR & Co.	822,868	2,798
*	Southwest Bancorp Inc.	281,783	2,759
	Great Southern Bancorp Inc.	142,316	2,697
*	Wilshire Bancorp Inc.	904,579	2,659
	SWS Group Inc.	442,298	2,649
*	Gleacher & Co. Inc.	1,287,480	2,626
	People's United Financial Inc.	194,104	2,609
	Heartland Financial USA Inc.	173,634	2,526
	Home Federal Bancorp Inc.	227,786	2,503
*	PMI Group Inc.	2,312,186	2,474
	BankFinancial Corp.	288,352	2,442
	Bank Mutual Corp.	656,580	2,410
	Consolidated-Tomoka Land Co.	82,059	2,347

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
	National Interstate Corp.	102,219	2,341
	First Bancorp	228,335	2,338
	Kansas City Life Insurance Co.	69,216	2,156
	First Financial Holdings Inc.	237,032	2,126
*	Meridian Interstate Bancorp Inc.	152,932	2,094
	Suffolk Bancorp	146,273	2,042
	THL Credit Inc.	149,918	1,949
^	Ames National Corp.	107,233	1,947
*	Avatar Holdings Inc.	123,572	1,880
	Universal Insurance Holdings Inc.	354,968	1,658
*	First Marblehead Corp.	909,720	1,610
	Capital City Bank Group Inc.	155,065	1,591
	Donegal Group Inc. Class A	120,758	1,546
*,^	Hampton Roads Bankshares Inc.	152,341	1,508
	EMC Insurance Group Inc.	78,029	1,490
	Roma Financial Corp.	114,740	1,205
*,^	Penson Worldwide Inc.	300,353	1,072
*	Asset Acceptance Capital Corp.	255,942	1,034
	Urstadt Biddle Properties Inc.	57,942	976
	Pzena Investment Management Inc. Class A	134,910	766
^	Life Partners Holdings Inc.	138,782	477
*	CSF Holdings Inc. Contingent Litigation Rights	29,125	—
			5,334,435
Health Care (11.5%)
*	Pharmasset Inc.	563,585	63,234
	Cooper Cos. Inc.	706,652	55,995
*	AMERIGROUP Corp.	753,499	53,099
*	Mednax Inc.	730,322	52,722
	PerkinElmer Inc.	1,725,403	46,431
*	Tenet Healthcare Corp.	7,395,191	46,146
*	BioMarin Pharmaceutical Inc.	1,684,933	45,847
*	Health Net Inc.	1,420,474	45,583
*	Sirona Dental Systems Inc.	853,985	45,347
	Techne Corp.	536,828	44,755
*	Healthspring Inc.	962,550	44,383
	Hill-Rom Holdings Inc.	960,594	44,226
*	United Therapeutics Corp.	791,275	43,599
*	Health Management Associates Inc. Class A	3,832,453	41,314
*	Brookdale Senior Living Inc. Class A	1,562,718	37,896
*	Catalyst Health Solutions Inc.	675,180	37,689
*	Healthsouth Corp.	1,420,471	37,287
	Teleflex Inc.	608,988	37,185
*	Salix Pharmaceuticals Ltd.	885,481	35,269
	Medicis Pharmaceutical Corp. Class A	922,923	35,228
*	Onyx Pharmaceuticals Inc.	959,588	33,873
	Owens & Minor Inc.	966,063	33,320
*	WellCare Health Plans Inc.	647,134	33,269
*	Cubist Pharmaceuticals Inc.	904,753	32,562
*	HMS Holdings Corp.	423,046	32,520
*	Cepheid Inc.	930,656	32,238
*,^	Incyte Corp. Ltd.	1,690,173	32,012
	STERIS Corp.	903,269	31,596
*	Myriad Genetics Inc.	1,368,243	31,073
*	LifePoint Hospitals Inc.	783,643	30,625
*	Seattle Genetics Inc.	1,465,361	30,069
*	Thoratec Corp.	892,640	29,296
*	Centene Corp.	794,623	28,233
*	Magellan Health Services Inc.	503,332	27,552
*	Alkermes Inc.	1,450,956	26,988
	Quality Systems Inc.	308,885	26,966
*	Amylin Pharmaceuticals Inc.	1,997,197	26,683
*	VCA Antech Inc.	1,246,644	26,429
*	InterMune Inc.	725,037	25,993
*	Volcano Corp.	787,944	25,443

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
*	Haemonetics Corp.	386,932	24,907
	Masimo Corp.	816,028	24,220
*	PSS World Medical Inc.	842,592	23,601
*	Theravance Inc.	1,062,441	23,597
*	Bruker Corp.	1,129,239	22,991
	West Pharmaceutical Services Inc.	507,455	22,206
*	Viropharma Inc.	1,190,190	22,019
*	Ariad Pharmaceuticals Inc.	1,931,571	21,885
*	Questcor Pharmaceuticals Inc.	902,802	21,758
*	Align Technology Inc.	936,360	21,349
	Chemed Corp.	321,585	21,070
*	Parexel International Corp.	892,068	21,017
*	athenahealth Inc.	501,046	20,593
*	Impax Laboratories Inc.	937,411	20,426
*,^	NuVasive Inc.	600,610	19,748
*	Immucor Inc.	959,472	19,592
*	Acorda Therapeutics Inc.	594,753	19,216
*	Zoll Medical Corp.	329,745	18,683
*	Par Pharmaceutical Cos. Inc.	546,552	18,025
*	Kindred Healthcare Inc.	791,722	16,998
*	Exelixis Inc.	1,892,063	16,953
*	Integra LifeSciences Holdings Corp.	326,635	15,616
*	Neogen Corp.	334,131	15,106
	Meridian Bioscience Inc.	623,765	15,039
	Invacare Corp.	452,929	15,033
*	DexCom Inc.	1,020,927	14,793
*	MWI Veterinary Supply Inc.	180,957	14,616
*,^	Accretive Health Inc.	507,339	14,606
*	Insulet Corp.	648,615	14,380
*	Auxilium Pharmaceuticals Inc.	726,701	14,243
*	Immunogen Inc.	1,145,776	13,967
*	Arthrocare Corp.	414,361	13,869
*	NxStage Medical Inc.	654,808	13,633
*	Medicines Co.	812,765	13,419
*	Isis Pharmaceuticals Inc.	1,440,165	13,192
*	Air Methods Corp.	171,858	12,845
*	Nektar Therapeutics	1,727,518	12,559
	PDL BioPharma Inc.	2,124,330	12,470
*,^	MAKO Surgical Corp.	418,989	12,457
*	Amsurg Corp. Class A	476,701	12,456
*	Momenta Pharmaceuticals Inc.	635,369	12,364
*	CONMED Corp.	429,782	12,240
*	Amedisys Inc.	449,036	11,958
*	Luminex Corp.	565,299	11,815
*	IPC The Hospitalist Co. Inc.	247,689	11,480
*	Orthofix International NV	269,445	11,443
*	Sequenom Inc.	1,505,845	11,369
*	NPS Pharmaceuticals Inc.	1,196,505	11,307
*	Molina Healthcare Inc.	415,394	11,265
*	Ironwood Pharmaceuticals Inc.	707,698	11,125
*	HeartWare International Inc.	148,032	10,966
*	Hanger Orthopedic Group Inc.	444,385	10,874
*	Cyberonics Inc.	383,962	10,732
*	Medivation Inc.	500,135	10,718
*	Merit Medical Systems Inc.	594,587	10,685
	Analogic Corp.	195,003	10,255
*	Vivus Inc.	1,246,118	10,143
	Computer Programs & Systems Inc.	158,925	10,089
*	Team Health Holdings Inc.	442,053	9,951
*	Rigel Pharmaceuticals Inc.	1,044,254	9,576
*	MedAssets Inc.	712,412	9,518
*	Greatbatch Inc.	354,247	9,501
*	Abaxis Inc.	342,929	9,345
*	Jazz Pharmaceuticals Inc.	276,337	9,216

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
*	Emeritus Corp.	430,993	9,159
*	AVEO Pharmaceuticals Inc.	442,919	9,129
*	Ardea Biosciences Inc.	358,043	9,116
*	Gentiva Health Services Inc.	432,157	9,002
*	Wright Medical Group Inc.	596,670	8,950
*	Targacept Inc.	423,547	8,924
	Landauer Inc.	143,360	8,830
*	Halozyme Therapeutics Inc.	1,224,202	8,459
*	Emergent Biosolutions Inc.	370,236	8,349
*	ICU Medical Inc.	187,398	8,189
*	Enzon Pharmaceuticals Inc.	806,433	8,105
*	Affymetrix Inc.	1,021,239	8,098
*	Savient Pharmaceuticals Inc.	1,080,162	8,090
*	Bio-Reference Labs Inc.	381,830	7,980
*	ABIOMED Inc.	490,222	7,942
*	Opko Health Inc.	2,142,835	7,907
*	Geron Corp.	1,961,833	7,867
*	Healthways Inc.	518,049	7,864
*	Omnicell Inc.	502,487	7,834
*	Accuray Inc.	973,742	7,800
*	Optimer Pharmaceuticals Inc.	654,986	7,788
*	Select Medical Holdings Corp.	857,665	7,607
*	Sunrise Senior Living Inc.	771,570	7,353
*	Medidata Solutions Inc.	307,283	7,335
*	Spectrum Pharmaceuticals Inc.	786,039	7,283
*	SonoSite Inc.	204,957	7,208
*	Akorn Inc.	997,318	6,981
*	Quidel Corp.	452,652	6,858
*	Natus Medical Inc.	438,874	6,649
*	Triple-S Management Corp. Class B	305,181	6,632
*	Depomed Inc.	800,833	6,551
*	Micromet Inc.	1,104,707	6,341
*	Emdeon Inc. Class A	482,801	6,334
	Ensign Group Inc.	205,876	6,257
	National Healthcare Corp.	124,392	6,166
*	Genomic Health Inc.	219,251	6,119
*	Neurocrine Biosciences Inc.	753,436	6,065
*	AMAG Pharmaceuticals Inc.	321,089	6,036
	Cantel Medical Corp.	220,449	5,932
*	ExamWorks Group Inc.	230,477	5,852
*	PharMerica Corp.	446,693	5,700
*	OraSure Technologies Inc.	665,898	5,680
	Universal American Corp.	517,232	5,664
*	Rural/Metro Corp.	327,588	5,648
*	Endologix Inc.	602,995	5,608
*,^	AVANIR Pharmaceuticals Inc.	1,660,544	5,579
*	LHC Group Inc.	241,176	5,562
*	Angiodynamics Inc.	379,153	5,395
*,^	SIGA Technologies Inc.	545,854	5,317
*	Conceptus Inc.	448,389	5,233
*	Alnylam Pharmaceuticals Inc.	547,278	5,128
	Assisted Living Concepts Inc. Class A	303,444	5,092
*	Corvel Corp.	106,112	4,977
*	Lexicon Pharmaceuticals Inc.	2,826,969	4,975
*	Symmetry Medical Inc.	546,279	4,900
*,^	ZIOPHARM Oncology Inc.	800,328	4,898
	Atrion Corp.	24,443	4,835
*,^	MannKind Corp.	1,260,654	4,790
*	MAP Pharmaceuticals Inc.	298,707	4,770
*,^	Cadence Pharmaceuticals Inc.	517,218	4,758
*,^	Unilife Corp.	917,008	4,750
*	eResearchTechnology Inc.	745,676	4,750
*	Arqule Inc.	749,708	4,686
*,^	Protalix BioTherapeutics Inc.	743,136	4,652

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
*	Achillion Pharmaceuticals Inc.	608,101	4,524
*	Immunomedics Inc.	1,089,956	4,436
*,^	Sangamo Biosciences Inc.	752,999	4,435
*	Idenix Pharmaceuticals Inc.	851,701	4,258
*	Hi-Tech Pharmacal Co. Inc.	144,841	4,190
*,^	Neoprobe Corp.	1,203,495	3,996
*	Merge Healthcare Inc.	761,692	3,961
*	AMN Healthcare Services Inc.	474,562	3,948
*	Medcath Corp.	278,398	3,783
*	Complete Genomics Inc.	240,062	3,668
*	Almost Family Inc.	127,497	3,493
*	Progenics Pharmaceuticals Inc.	478,361	3,435
*,^	Metabolix Inc.	479,646	3,425
*,^	Cell Therapeutics Inc.	2,160,279	3,402
*	XenoPort Inc.	474,502	3,378
*	Cross Country Healthcare Inc.	427,111	3,246
*	Ligand Pharmaceuticals Inc. Class B	269,953	3,226
*	Kensey Nash Corp.	123,679	3,120
*	Palomar Medical Technologies Inc.	274,515	3,097
*	Novavax Inc.	1,525,468	3,081
*	Sun Healthcare Group Inc.	360,038	2,887
*	Skilled Healthcare Group Inc.	301,547	2,853
*	Codexis Inc.	294,605	2,837
*	Dyax Corp.	1,425,752	2,823
*,^	Pacific Biosciences of California Inc.	239,389	2,801
*	SurModics Inc.	252,215	2,800
*	Obagi Medical Products Inc.	279,042	2,631
*,^	PROLOR Biotech Inc.	525,522	2,596
*	Allos Therapeutics Inc.	1,193,185	2,553
*	MedQuist Holdings Inc.	194,560	2,514
*	Arena Pharmaceuticals Inc.	1,833,447	2,493
*	Stereotaxis Inc.	698,264	2,451
*	Nabi Biopharmaceuticals	448,724	2,414
*	Durect Corp.	1,126,416	2,287
*	CryoLife Inc.	397,382	2,225
*	Enzo Biochem Inc.	518,619	2,204
	Pain Therapeutics Inc.	555,244	2,149
*	RTI Biologics Inc.	786,758	2,132
*	Exactech Inc.	117,038	2,108
*	Osiris Therapeutics Inc.	247,524	1,916
*,^	Biotime Inc.	359,359	1,843
*	Pozen Inc.	388,946	1,634
*	BioMimetic Therapeutics Inc.	314,977	1,613
*	Albany Molecular Research Inc.	319,789	1,538
*	Biospecifics Technologies Corp.	66,328	1,486
*	Alliance HealthCare Services Inc.	358,944	1,364
*,^	Alimera Sciences Inc.	118,113	963
*,^	Orexigen Therapeutics Inc.	466,980	742
*	Sucampo Pharmaceuticals Inc. Class A	141,943	582
*	Clinical Data Inc. Contingent Value Rights Exp. 04/14/2018	297,875	283
			3,013,175
Industrials (16.1%)
*	WABCO Holdings Inc.	1,013,424	69,987
	Gardner Denver Inc.	794,243	66,756
*	TransDigm Group Inc.	717,884	65,464
*	BE Aerospace Inc.	1,556,561	63,523
	IDEX Corp.	1,254,579	57,522
	Kennametal Inc.	1,249,891	52,758
	Snap-On Inc.	842,624	52,647
	Waste Connections Inc.	1,647,353	52,271
	Nordson Corp.	882,641	48,413
	Wabtec Corp.	730,095	47,982
	Graco Inc.	915,052	46,357
	Carlisle Cos. Inc.	929,091	45,739

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
	Lincoln Electric Holdings Inc.	1,217,949	43,663
	Trinity Industries Inc.	1,214,229	42,352
*	Kirby Corp.	735,322	41,671
*	Thomas & Betts Corp.	755,355	40,676
*	Oshkosh Corp.	1,381,340	39,976
	Regal-Beloit Corp.	587,691	39,240
*	Alaska Air Group Inc.	545,514	37,346
*	Clean Harbors Inc.	361,001	37,273
	Acuity Brands Inc.	657,655	36,684
*	Corrections Corp. of America	1,661,767	35,977
*	GrafTech International Ltd.	1,770,754	35,893
*	WESCO International Inc.	655,363	35,449
*	Polypore International Inc.	521,435	35,374
*	Esterline Technologies Corp.	462,717	35,352
*	Genesee & Wyoming Inc. Class A	600,853	35,234
	Crane Co.	711,673	35,164
	CLARCOR Inc.	728,662	34,451
	Landstar System Inc.	728,720	33,871
*	General Cable Corp.	793,921	33,805
	Robbins & Myers Inc.	622,077	32,877
	Valmont Industries Inc.	340,637	32,834
	Con-way Inc.	838,430	32,539
*	Hexcel Corp.	1,484,617	32,498
*	Dollar Thrifty Automotive Group Inc.	438,189	32,312
	Manitowoc Co. Inc.	1,899,060	31,980
	Woodward Inc.	889,526	31,009
	UTi Worldwide Inc.	1,550,205	30,524
	Alexander & Baldwin Inc.	628,537	30,270
	Lennox International Inc.	695,222	29,943
*	EMCOR Group Inc.	1,015,094	29,752
	Triumph Group Inc.	295,184	29,394
	Toro Co.	483,703	29,264
	Actuant Corp. Class A	1,042,578	27,972
*	AMR Corp.	5,074,360	27,402
*	Avis Budget Group Inc.	1,577,744	26,964
*	FTI Consulting Inc.	700,601	26,581
*	Teledyne Technologies Inc.	524,907	26,434
	Watsco Inc.	385,458	26,207
*	EnerSys	761,052	26,195
*	Moog Inc. Class A	598,191	26,033
*	Middleby Corp.	266,796	25,089
	Belden Inc.	719,126	25,069
	AO Smith Corp.	584,560	24,727
*	Huntington Ingalls Industries Inc.	703,862	24,283
	Brady Corp. Class A	747,427	23,963
*	Old Dominion Freight Line Inc.	638,366	23,811
*	Chart Industries Inc.	439,641	23,732
	United Stationers Inc.	669,791	23,731
	GATX Corp.	635,575	23,593
*	Atlas Air Worldwide Holdings Inc.	394,790	23,494
*	United Rentals Inc.	923,005	23,444
*	JetBlue Airways Corp.	3,813,878	23,265
*	Acacia Research - Acacia Technologies	624,698	22,920
	Corporate Executive Board Co.	522,816	22,821
*	Geo Group Inc.	980,861	22,589
	Herman Miller Inc.	826,351	22,493
*	CoStar Group Inc.	376,382	22,312
*	US Airways Group Inc.	2,464,042	21,955
*	Meritor Inc.	1,362,773	21,859
	Mueller Industries Inc.	576,304	21,848
	Curtiss-Wright Corp.	669,653	21,677
*	Tetra Tech Inc.	948,400	21,339
	Brink's Co.	708,349	21,130
*	HUB Group Inc. Class A	560,378	21,104

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
	Applied Industrial Technologies Inc.	581,580	20,710
*	II-VI Inc.	806,370	20,643
	Mine Safety Appliances Co.	528,170	19,722
	Deluxe Corp.	782,475	19,335
	Kaydon Corp.	497,177	18,555
	Interface Inc. Class A	952,601	18,452
	Rollins Inc.	899,060	18,323
	Simpson Manufacturing Co. Inc.	610,358	18,231
	ABM Industries Inc.	765,130	17,858
	Barnes Group Inc.	703,029	17,442
^	HEICO Corp.	316,326	17,316
	Macquarie Infrastructure Co. LLC	626,396	17,289
	HNI Corp.	682,850	17,153
	Werner Enterprises Inc.	664,001	16,633
*	MasTec Inc.	833,829	16,443
	AAR Corp.	604,119	16,366
*	Swift Transportation Co.	1,207,247	16,358
	Knight Transportation Inc.	955,236	16,229
*	Beacon Roofing Supply Inc.	697,408	15,915
*,^	USG Corp.	1,096,256	15,720
	Healthcare Services Group Inc.	957,692	15,562
*	Korn/Ferry International	706,495	15,536
	Briggs & Stratton Corp.	766,348	15,220
*	EnPro Industries Inc.	313,577	15,074
	Steelcase Inc. Class A	1,320,377	15,039
	Forward Air Corp.	443,497	14,986
*	Orbital Sciences Corp.	887,616	14,956
	ESCO Technologies Inc.	404,452	14,884
	Titan International Inc.	607,502	14,738
	Watts Water Technologies Inc. Class A	412,488	14,606
	Raven Industries Inc.	261,105	14,546
	Knoll Inc.	715,236	14,355
*	DigitalGlobe Inc.	560,949	14,254
	Armstrong World Industries Inc.	309,603	14,106
	Franklin Electric Co. Inc.	300,341	14,101
*	Ceradyne Inc.	359,192	14,005
*	Advisory Board Co.	241,424	13,974
*	SYKES Enterprises Inc.	642,193	13,826
	Heartland Express Inc.	828,582	13,721
	Seaboard Corp.	5,556	13,434
	Lindsay Corp.	191,132	13,150
	Granite Construction Inc.	530,956	13,024
*	Blount International Inc.	732,927	12,804
	Unifirst Corp.	227,328	12,774
*	RBC Bearings Inc.	336,147	12,693
*	3D Systems Corp.	641,990	12,654
*	Insituform Technologies Inc. Class A	599,859	12,579
	Cubic Corp.	244,413	12,463
	Skywest Inc.	820,811	12,361
	Kaman Corp.	337,918	11,986
	Aircastle Ltd.	928,706	11,813
*	Mobile Mini Inc.	554,890	11,758
*	KAR Auction Services Inc.	615,788	11,645
*	Amerco Inc.	119,250	11,466
*	Allegiant Travel Co. Class A	231,469	11,458
*	GeoEye Inc.	303,064	11,335
	Albany International Corp.	424,829	11,211
	American Science & Engineering Inc.	138,292	11,063
*	Astec Industries Inc.	293,160	10,841
	Insperity Inc.	357,770	10,594
	TAL International Group Inc.	304,925	10,529
	Tennant Co.	261,368	10,436
*	RSC Holdings Inc.	867,731	10,378
	CIRCOR International Inc.	234,630	10,049

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
	Sun Hydraulics Corp.	207,309	9,909
	McGrath Rentcorp	350,604	9,845
*	Altra Holdings Inc.	409,122	9,815
*	Wabash National Corp.	1,039,980	9,745
*	TrueBlue Inc.	671,236	9,719
	G&K Services Inc. Class A	284,478	9,632
*	Huron Consulting Group Inc.	317,059	9,578
	Gorman-Rupp Co.	287,480	9,470
	Quanex Building Products Corp.	576,557	9,450
	Mueller Water Products Inc. Class A	2,364,738	9,412
*	Aerovironment Inc.	264,952	9,366
*	Exponent Inc.	213,723	9,299
*	Sauer-Danfoss Inc.	184,427	9,293
*	Interline Brands Inc.	505,741	9,290
*	Layne Christensen Co.	298,073	9,044
*	Colfax Corp.	363,698	9,020
*	Trimas Corp.	363,377	8,994
	Tutor Perini Corp.	466,084	8,939
*,^	Higher One Holdings Inc.	471,850	8,927
	Ameron International Corp.	134,225	8,816
*	Dycom Industries Inc.	535,185	8,745
	Arkansas Best Corp.	367,675	8,725
	AZZ Inc.	190,243	8,713
*	Consolidated Graphics Inc.	154,882	8,511
	Resources Connection Inc.	701,295	8,444
	John Bean Technologies Corp.	430,085	8,309
	HEICO Corp. Class A	208,099	8,274
*	Navigant Consulting Inc.	786,272	8,248
*	Griffon Corp.	801,031	8,074
	Badger Meter Inc.	217,868	8,059
*	Generac Holdings Inc.	411,645	7,986
*	ICF International Inc.	296,412	7,523
*	Kelly Services Inc. Class A	454,522	7,500
*,^	A123 Systems Inc.	1,402,219	7,460
	National Presto Industries Inc.	73,172	7,426
	NACCO Industries Inc. Class A	76,668	7,423
*	Rush Enterprises Inc. Class A	389,275	7,408
*	Titan Machinery Inc.	247,946	7,136
*	MYR Group Inc.	303,239	7,096
*	Greenbrier Cos. Inc.	358,729	7,088
*	SFN Group Inc.	762,919	6,935
	Ennis Inc.	393,545	6,848
	Viad Corp.	306,659	6,835
	Encore Wire Corp.	282,016	6,830
*	Accuride Corp.	538,081	6,796
*	Team Inc.	279,057	6,734
	Cascade Corp.	141,533	6,733
*	Kforce Inc.	510,578	6,678
*,^	American Superconductor Corp.	731,939	6,617
*	ACCO Brands Corp.	834,180	6,548
	Universal Forest Products Inc.	264,330	6,333
*	Global Power Equipment Group Inc.	234,753	6,226
	Tredegar Corp.	339,232	6,225
	Federal Signal Corp.	945,532	6,203
	AAON Inc.	282,419	6,168
	Comfort Systems USA Inc.	574,823	6,099
	Heidrick & Struggles International Inc.	266,453	6,032
	EnergySolutions Inc.	1,214,563	6,000
*	H&E Equipment Services Inc.	425,268	5,950
*	Kadant Inc.	185,169	5,835
	Standex International Corp.	189,901	5,824
*	Air Transport Services Group Inc.	832,476	5,702
*,^	Capstone Turbine Corp.	3,721,753	5,694
*	RailAmerica Inc.	375,021	5,625

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
*	Cenveo Inc.	858,173	5,492
	Apogee Enterprises Inc.	427,782	5,480
	Primoris Services Corp.	423,864	5,468
	Marten Transport Ltd.	250,050	5,401
*	Commercial Vehicle Group Inc.	379,055	5,379
*	Force Protection Inc.	1,066,636	5,296
*	Powell Industries Inc.	142,785	5,212
	Vicor Corp.	318,952	5,157
	LB Foster Co. Class A	155,871	5,130
*	Columbus McKinnon Corp.	277,717	4,988
*	Trex Co. Inc.	199,735	4,890
*	CBIZ Inc.	647,917	4,769
	US Ecology Inc.	277,904	4,752
	Great Lakes Dredge & Dock Corp.	848,538	4,735
*,^	EnerNOC Inc.	299,170	4,709
*	Gibraltar Industries Inc.	415,551	4,704
*	FreightCar America Inc.	181,313	4,594
*	M&F Worldwide Corp.	176,549	4,562
	Dynamic Materials Corp.	202,970	4,551
*	Celadon Group Inc.	324,504	4,530
*	CRA International Inc.	164,877	4,467
*	GenCorp Inc.	676,391	4,342
*	Taser International Inc.	954,317	4,342
	Douglas Dynamics Inc.	267,952	4,231
*	Furmanite Corp.	530,970	4,216
*	Hawaiian Holdings Inc.	726,811	4,143
	Houston Wire & Cable Co.	256,426	3,987
*	Saia Inc.	230,179	3,902
	Schawk Inc. Class A	234,325	3,880
*	Orion Marine Group Inc.	409,987	3,858
*	Metalico Inc.	648,278	3,825
*	Standard Parking Corp.	239,116	3,819
*	American Railcar Industries Inc.	162,542	3,812
*	InnerWorkings Inc.	452,194	3,771
*	Dolan Co.	441,499	3,739
*	Northwest Pipe Co.	141,761	3,694
*	Mistras Group Inc.	227,942	3,693
*	American Reprographics Co.	521,807	3,689
*	Republic Airways Holdings Inc.	672,727	3,673
*,^	Genco Shipping & Trading Ltd.	485,026	3,647
*	CAI International Inc.	176,363	3,644
*	School Specialty Inc.	244,464	3,518
*	Sterling Construction Co. Inc.	236,718	3,260
	Ducommun Inc.	152,334	3,134
*	Roadrunner Transportation Systems Inc.	207,071	3,123
*	Ameresco Inc. Class A	211,527	2,999
	Preformed Line Products Co.	41,588	2,960
	SeaCube Container Leasing Ltd.	167,322	2,875
*	Michael Baker Corp.	126,857	2,679
	CDI Corp.	201,218	2,674
	Ampco-Pittsburgh Corp.	108,344	2,541
	Kimball International Inc. Class B	391,048	2,514
*	Pacer International Inc.	527,143	2,488
*	Pike Electric Corp.	279,028	2,467
	American Woodmark Corp.	139,844	2,422
*	Keyw Holding Corp.	190,590	2,361
*,^	Eagle Bulk Shipping Inc.	940,607	2,333
*	APAC Customer Services Inc.	432,327	2,304
*	Hill International Inc.	375,387	2,162
*	Rush Enterprises Inc. Class B	124,701	2,008
*	Patriot Transportation Holding Inc.	83,846	1,876
*,^	Energy Recovery Inc.	554,813	1,814
*	Fuel Tech Inc.	273,617	1,814
*	Tecumseh Products Co. Class A	165,288	1,686

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
*	Broadwind Energy Inc.	1,131,358	1,640
*	Universal Truckload Services Inc.	95,232	1,631
	Baltic Trading Ltd.	253,327	1,454
*,^	Ener1 Inc.	1,112,051	1,223
*	Tecumseh Products Co. Class B	37,155	369
			4,220,465
Information Technology (17.8%)
*	Polycom Inc.	1,334,612	85,816
*	Varian Semiconductor Equipment Associates Inc.	1,143,319	70,246
	Solera Holdings Inc.	1,072,427	63,445
*	MICROS Systems Inc.	1,230,159	61,151
*	JDS Uniphase Corp.	3,412,336	56,850
	Cypress Semiconductor Corp.	2,510,737	53,077
*	Gartner Inc.	1,315,060	52,984
*	Novellus Systems Inc.	1,372,340	49,596
*	Ariba Inc.	1,421,106	48,986
*	NCR Corp.	2,437,105	46,037
*	Cadence Design Systems Inc.	4,086,904	43,158
	National Instruments Corp.	1,428,549	42,414
*	Parametric Technology Corp.	1,797,988	41,228
*	Teradyne Inc.	2,760,490	40,855
*	WebMD Health Corp.	866,233	39,483
*	Fortinet Inc.	1,373,972	37,496
*	Netlogic Microsystems Inc.	926,800	37,461
	Jack Henry & Associates Inc.	1,245,934	37,390
*	QLIK Technologies Inc.	1,082,537	36,871
	ADTRAN Inc.	933,427	36,133
*	Zebra Technologies Corp.	848,869	35,797
*	Concur Technologies Inc.	694,377	34,767
*	Tech Data Corp.	709,822	34,703
	MercadoLibre Inc.	436,470	34,630
*	Vishay Intertechnology Inc.	2,296,750	34,543
*	Aruba Networks Inc.	1,140,415	33,699
*	Compuware Corp.	3,328,930	32,490
*	Fairchild Semiconductor International Inc. Class A	1,923,237	32,137
*	IPG Photonics Corp.	429,125	31,202
*	VistaPrint NV	651,155	31,158
*	GT Solar International Inc.	1,901,502	30,804
*	SuccessFactors Inc.	1,040,347	30,586
*	Omnivision Technologies Inc.	864,681	30,100
*,^	Veeco Instruments Inc.	618,368	29,935
	DST Systems Inc.	563,592	29,758
*	International Rectifier Corp.	1,063,268	29,740
*	Itron Inc.	616,685	29,700
*	Cavium Inc.	680,571	29,666
	Diebold Inc.	951,371	29,502
*	NeuStar Inc. Class A	1,123,222	29,428
*	Wright Express Corp.	555,962	28,949
	Anixter International Inc.	442,155	28,890
	InterDigital Inc.	690,038	28,188
*	CommVault Systems Inc.	630,518	28,027
*	CACI International Inc. Class A	439,558	27,727
*	Monster Worldwide Inc.	1,882,244	27,594
	Plantronics Inc.	743,753	27,169
*	PMC - Sierra Inc.	3,548,954	26,866
*	Microsemi Corp.	1,305,430	26,761
*	Ciena Corp.	1,445,047	26,560
*	Hittite Microwave Corp.	428,189	26,509
*	Semtech Corp.	964,560	26,371
*	Silicon Laboratories Inc.	636,964	26,281
*	Viasat Inc.	601,415	26,023
*	RF Micro Devices Inc.	4,203,375	25,725
*	QLogic Corp.	1,603,894	25,534
*	Convergys Corp.	1,860,978	25,384

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
*	TriQuint Semiconductor Inc.	2,476,123	25,232
*	Sapient Corp.	1,668,601	25,079
*	Progress Software Corp.	1,021,522	24,649
	Intersil Corp. Class A	1,899,477	24,408
*	Netgear Inc.	553,738	24,209
*	CoreLogic Inc.	1,424,052	23,796
*	Aspen Technology Inc.	1,353,156	23,247
*	Taleo Corp. Class A	621,298	23,007
*	Blackboard Inc.	527,893	22,905
*	Quest Software Inc.	992,683	22,564
*	FEI Co.	587,138	22,423
*	Finisar Corp.	1,229,824	22,174
	MAXIMUS Inc.	261,366	21,623
*	Rambus Inc.	1,472,059	21,610
*	Cymer Inc.	436,158	21,594
*	Plexus Corp.	617,170	21,484
*	Coherent Inc.	387,062	21,393
*	Universal Display Corp.	609,095	21,373
	Cognex Corp.	596,137	21,121
*	Lawson Software Inc.	1,868,087	20,960
*	SRA International Inc. Class A	676,761	20,925
*	JDA Software Group Inc.	665,798	20,566
*	Entegris Inc.	2,028,059	20,524
*	ValueClick Inc.	1,233,758	20,480
*	Arris Group Inc.	1,755,985	20,387
*	OpenTable Inc.	245,249	20,385
*	SolarWinds Inc.	772,088	20,182
*	Ultimate Software Group Inc.	370,773	20,181
	Littelfuse Inc.	343,296	20,158
	MKS Instruments Inc.	748,212	19,768
*	MicroStrategy Inc. Class A	121,330	19,738
*	j2 Global Communications Inc.	698,504	19,719
*	Digital River Inc.	594,129	19,107
*	EchoStar Corp. Class A	515,011	18,762
*	SAVVIS Inc.	469,827	18,572
	Blackbaud Inc.	668,205	18,523
	Fair Isaac Corp.	609,946	18,420
*	Ancestry.com Inc.	444,522	18,399
*	TiVo Inc.	1,782,058	18,337
*	Mentor Graphics Corp.	1,419,190	18,180
*	Integrated Device Technology Inc.	2,297,125	18,055
*	ACI Worldwide Inc.	506,643	17,109
*	Take-Two Interactive Software Inc.	1,106,523	16,908
	Power Integrations Inc.	437,474	16,812
*	Spansion Inc. Class A	855,299	16,482
*	Cabot Microelectronics Corp.	353,939	16,448
*	Websense Inc.	617,903	16,047
*	Acxiom Corp.	1,223,638	16,042
	Mantech International Corp. Class A	353,460	15,701
*	Cirrus Logic Inc.	978,839	15,564
*	Benchmark Electronics Inc.	930,495	15,353
*	Scansource Inc.	409,300	15,341
	Syntel Inc.	254,172	15,027
*	Unisys Corp.	584,406	15,019
^	VirnetX Holding Corp.	518,141	14,995
*	Rofin-Sinar Technologies Inc.	434,388	14,834
*	Advent Software Inc.	514,520	14,494
*	Blue Coat Systems Inc.	662,265	14,477
*	DealerTrack Holdings Inc.	621,987	14,275
*	Diodes Inc.	545,629	14,241
*	Verigy Ltd.	923,673	13,827
*	RealPage Inc.	521,627	13,807
*	L-1 Identity Solutions Inc.	1,167,631	13,720
*	NetSuite Inc.	342,122	13,411

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
*	Tessera Technologies Inc.	777,388	13,324
*	Synaptics Inc.	516,081	13,284
*	Cardtronics Inc.	554,792	13,010
*,^	RealD Inc.	544,398	12,733
*	TTM Technologies Inc.	792,986	12,704
	Earthlink Inc.	1,650,309	12,699
*	Sourcefire Inc.	426,703	12,682
*	Sanmina-SCI Corp.	1,218,024	12,582
*	Insight Enterprises Inc.	706,040	12,504
*	Bottomline Technologies Inc.	504,868	12,475
*,^	Power-One Inc.	1,536,644	12,447
*	DG FastChannel Inc.	386,363	12,383
*	Harmonic Inc.	1,705,141	12,328
*	SYNNEX Corp.	387,308	12,278
*	Synchronoss Technologies Inc.	381,472	12,104
*	Electronics for Imaging Inc.	700,004	12,054
	Heartland Payment Systems Inc.	583,865	12,028
*	RightNow Technologies Inc.	368,718	11,946
*	Radiant Systems Inc.	569,804	11,909
	AVX Corp.	775,006	11,811
	Pegasystems Inc.	253,682	11,809
	NIC Inc.	873,386	11,756
	Comtech Telecommunications Corp.	418,384	11,731
*	Lattice Semiconductor Corp.	1,791,153	11,678
*	Kulicke & Soffa Industries Inc.	1,031,278	11,488
*	Manhattan Associates Inc.	332,682	11,458
*	Emulex Corp.	1,330,268	11,440
*	Ultratech Inc.	376,025	11,424
*,^	STEC Inc.	660,803	11,240
*,^	Ebix Inc.	589,435	11,229
*	BroadSoft Inc.	292,926	11,169
*	Rogers Corp.	241,119	11,140
*	OSI Systems Inc.	258,823	11,129
*	Amkor Technology Inc.	1,800,421	11,109
*	Tyler Technologies Inc.	413,845	11,083
*	Avid Technology Inc.	580,694	10,940
*	Checkpoint Systems Inc.	606,806	10,850
*	Brooks Automation Inc.	995,544	10,812
*	FARO Technologies Inc.	246,002	10,775
*	Euronet Worldwide Inc.	698,858	10,769
*	Quantum Corp.	3,256,946	10,748
*	Netscout Systems Inc.	514,190	10,741
*	Constant Contact Inc.	420,274	10,667
*	DTS Inc.	260,998	10,583
*	LogMeIn Inc.	273,296	10,541
*	Entropic Communications Inc.	1,168,749	10,390
*	Infinera Corp.	1,501,743	10,377
*	Verint Systems Inc.	279,931	10,369
*	Sonus Networks Inc.	3,154,346	10,220
*	Ceva Inc.	335,131	10,208
*	Newport Corp.	559,262	10,162
*	Volterra Semiconductor Corp.	409,249	10,092
*	Stratasys Inc.	298,846	10,071
*	comScore Inc.	382,595	9,909
*	Loral Space & Communications Inc.	142,067	9,869
*	LivePerson Inc.	696,134	9,843
*	ATMI Inc.	480,602	9,819
	MTS Systems Corp.	233,496	9,767
	Opnet Technologies Inc.	235,691	9,649
*	Kemet Corp.	672,233	9,606
*	CSG Systems International Inc.	519,295	9,597
*	Dice Holdings Inc.	709,647	9,594
*	TeleTech Holdings Inc.	450,089	9,488
*	Standard Microsystems Corp.	348,529	9,407

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
*	Kenexa Corp.	382,018	9,161
*,^	SunPower Corp. Class B	549,223	9,134
*	Advanced Energy Industries Inc.	593,684	8,781
*	Applied Micro Circuits Corp.	985,431	8,731
*	Vocus Inc.	282,570	8,649
*	Tekelec	941,838	8,599
	United Online Inc.	1,421,691	8,573
	Micrel Inc.	802,368	8,489
	Black Box Corp.	270,646	8,463
*	Brightpoint Inc.	1,035,758	8,400
	Park Electrochemical Corp.	299,188	8,362
*	SMART Modular Technologies WWH Inc.	912,644	8,360
*	Electro Scientific Industries Inc.	427,890	8,258
*	Mercury Computer Systems Inc.	427,900	7,993
*	SS&C Technologies Holdings Inc.	401,286	7,974
	Forrester Research Inc.	240,473	7,926
*	Monolithic Power Systems Inc.	507,573	7,827
*	IntraLinks Holdings Inc.	449,254	7,763
*	Silicon Image Inc.	1,192,351	7,703
*	Measurement Specialties Inc.	215,723	7,701
	iGate Corp.	471,804	7,700
*	LoopNet Inc.	416,777	7,660
*	Monotype Imaging Holdings Inc.	538,878	7,614
*	Intermec Inc.	688,649	7,603
*	Powerwave Technologies Inc.	2,573,487	7,592
*	EMS Technologies Inc.	221,608	7,306
*	Ixia	566,982	7,257
	Sycamore Networks Inc.	324,961	7,227
*	FleetCor Technologies Inc.	242,800	7,197
*	Silicon Graphics International Corp.	414,113	7,123
*	Calix Inc.	341,483	7,110
*	Interactive Intelligence Inc.	202,818	7,109
*	Hypercom Corp.	716,517	7,043
*	FormFactor Inc.	773,284	7,006
*	Photronics Inc.	821,095	6,955
*	Fabrinet	282,395	6,857
	EPIQ Systems Inc.	480,998	6,840
*	LTX-Credence Corp.	749,433	6,700
*	TNS Inc.	398,141	6,609
	Methode Electronics Inc.	559,286	6,493
*	Super Micro Computer Inc.	402,295	6,473
*	Maxwell Technologies Inc.	392,548	6,355
*	Liquidity Services Inc.	268,318	6,335
*	Accelrys Inc.	845,543	6,012
*	Zoran Corp.	708,190	5,949
*	Aeroflex Holding Corp.	320,724	5,821
	Daktronics Inc.	535,743	5,781
*	S1 Corp.	767,503	5,741
*	IXYS Corp.	380,270	5,696
*	Ciber Inc.	1,024,831	5,688
*	VASCO Data Security International Inc.	456,756	5,687
*	ExlService Holdings Inc.	245,209	5,664
*,^	Travelzoo Inc.	87,147	5,633
*	Internap Network Services Corp.	752,859	5,534
*	MIPS Technologies Inc. Class A	794,434	5,490
*,^	OCZ Technology Group Inc.	683,689	5,470
*	Oplink Communications Inc.	288,032	5,366
*	PROS Holdings Inc.	303,312	5,305
*	Move Inc.	2,409,804	5,277
*	Net 1 UEPS Technologies Inc.	589,917	5,120
*	Rudolph Technologies Inc.	477,100	5,110
*	Oclaro Inc.	758,636	5,098
*	QuinStreet Inc.	391,309	5,079
*	Infospace Inc.	549,719	5,013

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
*	Digi International Inc.	384,313	4,996
*,^	Rubicon Technology Inc.	277,891	4,685
*	ShoreTel Inc.	456,738	4,659
*	Anaren Inc.	217,613	4,624
*	Virtusa Corp.	242,603	4,597
	Cass Information Systems Inc.	121,713	4,596
*	Limelight Networks Inc.	999,954	4,560
*	RealNetworks Inc.	1,339,339	4,554
	Cohu Inc.	347,210	4,552
*	TeleNav Inc.	256,363	4,545
*	Imation Corp.	470,908	4,445
*	Kopin Corp.	938,357	4,420
*	Perficient Inc.	429,882	4,411
*	XO Group Inc.	442,164	4,400
*	Ness Technologies Inc.	579,489	4,387
	Electro Rent Corp.	254,692	4,360
*	Echelon Corp.	476,819	4,334
*	DemandTec Inc.	474,254	4,316
	CTS Corp.	444,105	4,294
*	Seachange International Inc.	385,106	4,151
*	Extreme Networks	1,252,844	4,059
*	Symmetricom Inc.	662,125	3,860
*	THQ Inc.	1,037,662	3,756
*	SciQuest Inc.	216,873	3,706
*	Exar Corp.	577,217	3,654
*	Actuate Corp.	615,802	3,602
*	Envestnet Inc.	238,793	3,546
*	Supertex Inc.	158,300	3,546
*	Intevac Inc.	346,456	3,537
*	Sigma Designs Inc.	454,663	3,474
*	TeleCommunication Systems Inc. Class A	718,618	3,471
*	Aviat Networks Inc.	876,588	3,454
*	Mediamind Technologies Inc.	155,501	3,412
*	Anadigics Inc.	1,010,142	3,243
*	Pericom Semiconductor Corp.	361,781	3,234
*	Cray Inc.	494,420	3,164
*	Multi-Fineline Electronix Inc.	146,254	3,161
*	Inphi Corp.	181,157	3,152
	ModusLink Global Solutions Inc.	667,211	2,989
*,^	Echo Global Logistics Inc.	165,772	2,942
*	Agilysys Inc.	348,079	2,903
*	Global Cash Access Holdings Inc.	881,636	2,804
	Marchex Inc. Class B	315,271	2,800
	Bel Fuse Inc. Class B	128,458	2,786
*,^	Rosetta Stone Inc.	172,251	2,780
*	Novatel Wireless Inc.	483,739	2,651
	Pulse Electronics Corp.	595,212	2,631
*	NCI Inc. Class A	115,088	2,615
*,^	Motricity Inc.	325,324	2,515
*	Deltek Inc.	311,772	2,335
*	Smith Micro Software Inc.	475,274	2,001
*	MaxLinear Inc.	227,501	1,970
*,^	Meru Networks Inc.	144,863	1,740
*	Viasystems Group Inc.	76,465	1,720
*	BigBand Networks Inc.	782,834	1,699
	Renaissance Learning Inc.	110,687	1,388
*	Mitel Networks Corp.	280,172	1,227
*	TechTarget Inc.	139,838	1,059
*,^	SunPower Corp. Class A	50,862	983
*,^	Energy Conversion Devices Inc.	799,335	943
*	Trident Microsystems Inc.	1,073,080	740
	Bel Fuse Inc. Class A	18,671	433
			4,649,880

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
Materials (6.4%)
	Domtar Corp.	625,725	59,269
*	Rockwood Holdings Inc.	985,110	54,467
	Aptargroup Inc.	1,019,970	53,385
*	WR Grace & Co.	1,113,263	50,798
	Temple-Inland Inc.	1,646,942	48,980
	Royal Gold Inc.	778,177	45,578
	RPM International Inc.	1,979,366	45,565
*	Allied Nevada Gold Corp.	1,287,079	45,524
	Packaging Corp. of America	1,558,042	43,610
	Compass Minerals International Inc.	499,999	43,035
*	Solutia Inc.	1,855,499	42,398
	Cytec Industries Inc.	715,165	40,900
	Cabot Corp.	996,619	39,735
	Carpenter Technology Corp.	669,965	38,644
*	Stillwater Mining Co.	1,555,233	34,231
*	Coeur d'Alene Mines Corp.	1,359,578	32,983
*	Hecla Mining Co.	4,249,065	32,675
	Silgan Holdings Inc.	744,634	30,508
*	AbitibiBowater Inc.	1,478,631	30,016
	NewMarket Corp.	168,924	28,837
	Olin Corp.	1,211,461	27,452
	Sensient Technologies Corp.	722,597	26,787
*	Chemtura Corp.	1,456,064	26,500
	AK Steel Holding Corp.	1,677,640	26,440
*	Intrepid Potash Inc.	800,635	26,021
	Commercial Metals Co.	1,742,596	25,006
	PolyOne Corp.	1,431,364	22,143
	Schnitzer Steel Industries Inc.	366,942	21,136
	Worthington Industries Inc.	903,586	20,873
	Globe Specialty Metals Inc.	915,486	20,525
	Balchem Corp.	438,037	19,177
*	OM Group Inc.	470,098	19,105
*	Kraton Performance Polymers Inc.	485,433	19,014
	Minerals Technologies Inc.	277,934	18,424
	HB Fuller Co.	748,285	18,273
	Eagle Materials Inc.	639,409	17,820
*	RTI International Metals Inc.	458,768	17,603
*	Louisiana-Pacific Corp.	2,011,654	16,375
	Innophos Holdings Inc.	327,143	15,965
*	Ferro Corp.	1,181,155	15,875
	Buckeye Technologies Inc.	587,932	15,862
	Westlake Chemical Corp.	302,194	15,684
	Schweitzer-Mauduit International Inc.	262,896	14,762
*	Calgon Carbon Corp.	858,572	14,596
	AMCOL International Corp.	379,012	14,463
*	Century Aluminum Co.	917,810	14,364
	Arch Chemicals Inc.	382,913	13,187
	Kaiser Aluminum Corp.	234,093	12,786
*	Georgia Gulf Corp.	517,298	12,487
	A Schulman Inc.	479,489	12,078
^	Gold Resource Corp.	481,501	12,004
*	Clearwater Paper Corp.	174,384	11,907
	Koppers Holdings Inc.	312,754	11,863
	Haynes International Inc.	185,470	11,486
	Texas Industries Inc.	275,597	11,473
*	Graphic Packaging Holding Co.	2,077,933	11,304
*	LSB Industries Inc.	256,928	11,027
	Kronos Worldwide Inc.	345,850	10,877
*	Innospec Inc.	321,863	10,818
*	Materion Corp.	291,833	10,789
	PH Glatfelter Co.	698,088	10,737
*	US Gold Corp.	1,774,455	10,700
*	KapStone Paper and Packaging Corp.	595,222	9,863

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
	Boise Inc.	1,160,661	9,041
*	Graham Packaging Co. Inc.	349,386	8,811
*	Horsehead Holding Corp.	660,968	8,804
	Stepan Co.	123,307	8,742
	Deltic Timber Corp.	161,576	8,675
	Quaker Chemical Corp.	191,899	8,254
*	TPC Group Inc.	183,347	7,191
*,^	STR Holdings Inc.	439,407	6,556
*	Noranda Aluminum Holding Corp.	355,747	5,386
	Zep Inc.	281,789	5,326
*	Mercer International Inc.	507,285	5,113
*,^	Paramount Gold and Silver Corp.	1,541,601	5,026
	Hawkins Inc.	133,413	4,832
	Neenah Paper Inc.	224,673	4,781
	Wausau Paper Corp.	709,150	4,780
*	Zoltek Cos. Inc.	443,470	4,670
*	AM Castle & Co.	261,656	4,346
	American Vanguard Corp.	334,693	4,341
*	Omnova Solutions Inc.	616,120	4,288
	Myers Industries Inc.	403,548	4,148
*,^	General Moly Inc.	897,440	4,003
	Olympic Steel Inc.	141,183	3,887
*	Golden Minerals Co.	174,801	3,108
*	Metals USA Holdings Corp.	197,965	2,950
*	Headwaters Inc.	926,931	2,901
*	Spartech Corp.	472,231	2,876
*	United States Lime & Minerals Inc.	33,803	1,386
			1,690,991
Telecommunication Services (1.1%)
*	Level 3 Communications Inc.	25,468,813	62,144
*	tw telecom inc Class A	2,177,187	44,698
	AboveNet Inc.	333,786	23,519
*	Global Crossing Ltd.	508,233	19,506
*	Leap Wireless International Inc.	957,539	15,541
*	Cogent Communications Group Inc.	662,750	11,273
	NTELOS Holdings Corp.	479,206	9,785
*	Vonage Holdings Corp.	2,193,237	9,672
*	Cincinnati Bell Inc.	2,874,044	9,542
*	PAETEC Holding Corp.	1,982,492	9,496
	Consolidated Communications Holdings Inc.	409,115	7,953
*	Neutral Tandem Inc.	448,511	7,813
	IDT Corp. Class B	239,800	6,479
*	General Communication Inc. Class A	505,378	6,100
^	Alaska Communications Systems Group Inc.	679,433	6,027
*	Premiere Global Services Inc.	754,173	6,018
*	ICO Global Communications Holdings Ltd.	2,126,167	5,890
*	Cbeyond Inc.	444,980	5,887
	Shenandoah Telecommunications Co.	342,298	5,826
	Atlantic Tele-Network Inc.	151,757	5,821
	USA Mobility Inc.	335,510	5,120
*	Iridium Communications Inc.	587,708	5,084
			289,194
Utilities (3.6%)
	ITC Holdings Corp.	772,822	55,465
	Questar Corp.	2,690,190	47,643
	Westar Energy Inc.	1,728,758	46,521
	Atmos Energy Corp.	1,379,901	45,882
*	GenOn Energy Inc.	11,734,706	45,296
	Great Plains Energy Inc.	2,065,497	42,818
	Nicor Inc.	693,104	37,940
	Hawaiian Electric Industries Inc.	1,444,098	34,745
	Vectren Corp.	1,243,176	34,635
	Piedmont Natural Gas Co. Inc.	1,102,376	33,358
	Cleco Corp.	927,854	32,336

	Vanguard® Small-Cap Index Fund
	Schedule of Investments
	June 30, 2011

					Market
					Value
				Shares	($000)
	WGL Holdings Inc.			778,368	29,959
	IDACORP Inc.			752,412	29,720
	Portland General Electric Co.			1,146,506	28,984
	New Jersey Resources Corp.			630,544	28,129
	Southwest Gas Corp.			662,191	25,567
	UIL Holdings Corp.			768,255	24,853
	South Jersey Industries Inc.			454,819	24,701
	Avista Corp.			871,685	22,394
	PNM Resources Inc.			1,253,002	20,975
	Unisource Energy Corp.			554,495	20,699
	Allete Inc.			490,613	20,135
	El Paso Electric Co.			584,058	18,865
	Northwest Natural Gas Co.			406,030	18,324
	NorthWestern Corp.			551,644	18,265
	Black Hills Corp.			567,882	17,088
	MGE Energy Inc.			351,586	14,250
	Empire District Electric Co.			634,905	12,228
	Laclede Group Inc.			323,141	12,224
	CH Energy Group Inc.			226,898	12,085
	California Water Service Group			601,631	11,257
	Otter Tail Corp.			493,286	10,408
	American States Water Co.			283,554	9,828
*	Dynegy Inc. Class A			1,474,566	9,128
	Central Vermont Public Service Corp.			189,102	6,836
^	Ormat Technologies Inc.			275,953	6,074
	Chesapeake Utilities Corp.			144,596	5,788
	SJW Corp.			211,570	5,128
	Middlesex Water Co.			235,915	4,383
	Unitil Corp.			165,518	4,353
	Connecticut Water Service Inc.			131,509	3,364
					932,631

	Total Common Stocks (Cost $22,293,517)				26,076,700

					Market
					Value
		Coupon		Shares	($000)
	Temporary Cash Investments (1.5%)[1]
	Money Market Fund (1.5%)
2,3	Vanguard Market Liquidity Fund	0.140%		391,474,790	391,475

				Face
			Maturity	Amount
			Date	($000)
	U.S. Government and Agency Obligations (0.0%)
4,5	Freddie Mac Discount Notes	0.095%	9/27/11	8,000	7,998

	Total Temporary Cash Investments (Cost $399,473)				399,473
	Total Investments (101.1%) (Cost $22,692,990)				26,476,173
	Other Assets and Liabilities—Net (-1.1%)[3]				(300,973)

	Net Assets (100%)				26,175,200

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $278,062,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2011

3 Includes $297,086,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
5 Securities with a value of $6,998,000 have been segregated as initial margin for open futures contracts.

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
Common Stocks (99.8%)[1]
Consumer Discretionary (16.6%)
*	Tempur-Pedic International Inc.	744,464	50,490
	Gentex Corp.	1,542,251	46,622
*	Signet Jewelers Ltd.	928,220	43,450
*	Panera Bread Co. Class A	325,510	40,904
	Polaris Industries Inc.	348,453	38,738
*	Deckers Outdoor Corp.	417,175	36,770
	Sotheby's	729,223	31,721
*	Ulta Salon Cosmetics & Fragrance Inc.	482,690	31,172
*	Under Armour Inc. Class A	397,689	30,745
	Chico's FAS Inc.	1,922,524	29,280
*	Tenneco Inc.	652,296	28,747
*	Big Lots Inc.	816,927	27,081
	John Wiley & Sons Inc. Class A	498,537	25,929
*	CROCS Inc.	960,078	24,722
*	Warnaco Group Inc.	473,107	24,720
	Aaron's Inc.	824,004	23,286
*	Hanesbrands Inc.	678,049	19,358
*	Cheesecake Factory Inc.	616,225	19,331
*	WMS Industries Inc.	623,609	19,157
*	Iconix Brand Group Inc.	788,173	19,074
*	Bally Technologies Inc.	465,160	18,923
*	Sally Beauty Holdings Inc.	1,090,720	18,651
*	Timberland Co. Class A	432,427	18,581
^	Six Flags Entertainment Corp.	482,244	18,060
*	Live Nation Entertainment Inc.	1,573,307	18,046
	Vail Resorts Inc.	389,422	17,999
*,^	Coinstar Inc.	327,272	17,849
*	Shutterfly Inc.	307,743	17,671
*	Madison Square Garden Co. Class A	606,443	16,695
*	Aeropostale Inc.	952,157	16,663
	Morningstar Inc.	270,440	16,437
*	ANN Inc.	627,376	16,375
*	Life Time Fitness Inc.	408,694	16,311
*	Valassis Communications Inc.	537,472	16,285
*,^	Tesla Motors Inc.	556,937	16,224
	Pool Corp.	537,955	16,036
*	Steven Madden Ltd.	409,375	15,356
*	JOS A Bank Clothiers Inc.	298,959	14,951
*	HSN Inc.	439,612	14,472
	Thor Industries Inc.	483,313	13,939
*	BJ's Restaurants Inc.	265,141	13,883
*	Pier 1 Imports Inc.	1,142,530	13,219
*	Buffalo Wild Wings Inc.	197,190	13,076
	Matthews International Corp. Class A	320,223	12,857
*	Vitamin Shoppe Inc.	278,856	12,760
	Express Inc.	576,300	12,563
	Texas Roadhouse Inc. Class A	705,698	12,374
*	Hibbett Sports Inc.	302,462	12,313
	Arbitron Inc.	292,951	12,108
	Strayer Education Inc.	93,310	11,793
*	Gaylord Entertainment Co.	390,812	11,724
	Monro Muffler Brake Inc.	312,394	11,649
*	99 Cents Only Stores	530,933	10,746
*,^	Eastman Kodak Co.	2,910,432	10,419
	PF Chang's China Bistro Inc.	247,100	9,943
*	Select Comfort Corp.	540,158	9,712
*	Carter's Inc.	310,973	9,566
	Brunswick Corp.	457,258	9,328
*	American Public Education Inc.	201,366	8,963
*	iRobot Corp.	253,602	8,950
*	K12 Inc.	269,628	8,936

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
	CEC Entertainment Inc.	220,013	8,825
*	Ascena Retail Group Inc.	253,662	8,637
*	Domino's Pizza Inc.	337,512	8,519
*	Peet's Coffee & Tea Inc.	141,298	8,153
*	True Religion Apparel Inc.	260,506	7,576
*	Vera Bradley Inc.	197,295	7,537
*	Papa John's International Inc.	222,175	7,390
*	Capella Education Co.	167,624	7,015
*	Maidenform Brands Inc.	252,776	6,992
*	Steiner Leisure Ltd.	152,186	6,952
*,^	Blue Nile Inc.	157,656	6,934
*	Lumber Liquidators Holdings Inc.	268,950	6,831
*	Sonic Corp.	633,832	6,738
*	Krispy Kreme Doughnuts Inc.	657,664	6,254
*	Childrens Place Retail Stores Inc.	140,537	6,253
	PEP Boys-Manny Moe & Jack	568,479	6,214
*	G-III Apparel Group Ltd.	177,470	6,119
	Ethan Allen Interiors Inc.	279,753	5,956
*	Interval Leisure Group Inc.	432,384	5,919
*	Zumiez Inc.	232,335	5,801
*,^	Education Management Corp.	238,276	5,704
*,^	Bridgepoint Education Inc.	226,071	5,652
*	Rue21 Inc.	171,087	5,560
*	Liz Claiborne Inc.	1,023,360	5,475
*	Shuffle Master Inc.	584,736	5,470
*	Exide Technologies	712,026	5,440
	Choice Hotels International Inc.	161,148	5,376
*	American Axle & Manufacturing Holdings Inc.	463,729	5,277
*	Grand Canyon Education Inc.	371,398	5,266
*	DSW Inc. Class A	101,278	5,126
*	Knology Inc.	341,275	5,068
	National CineMedia Inc.	297,413	5,029
*	Pinnacle Entertainment Inc.	334,936	4,991
*	Wet Seal Inc. Class A	1,083,505	4,843
*	Warner Music Group Corp.	587,107	4,826
*	Saks Inc.	426,572	4,765
	Universal Technical Institute Inc.	237,282	4,691
*	California Pizza Kitchen Inc.	252,635	4,666
*	Pre-Paid Legal Services Inc.	69,066	4,592
*	AFC Enterprises Inc.	277,111	4,559
	Buckle Inc.	106,136	4,532
*	Fuel Systems Solutions Inc.	180,484	4,503
	Sturm Ruger & Co. Inc.	202,390	4,442
*	DineEquity Inc.	82,824	4,329
*	Modine Manufacturing Co.	278,243	4,277
*	Bravo Brio Restaurant Group Inc.	166,594	4,070
	Penske Automotive Group Inc.	175,290	3,986
*	Denny's Corp.	1,024,981	3,977
*	Stoneridge Inc.	267,234	3,939
*	Asbury Automotive Group Inc.	207,722	3,849
*	Universal Electronics Inc.	144,748	3,656
*	OfficeMax Inc.	460,238	3,613
*	Libbey Inc.	212,934	3,454
	Blyth Inc.	57,844	2,912
	Ryland Group Inc.	167,421	2,768
*	Body Central Corp.	117,380	2,762
*	Overstock.com Inc.	176,064	2,680
	Bebe Stores Inc.	409,221	2,500
*	Citi Trends Inc.	160,063	2,414
*	Lions Gate Entertainment Corp.	336,560	2,228
	HOT Topic Inc.	297,652	2,215
*	Federal-Mogul Corp.	93,567	2,136
*	Kirkland's Inc.	172,207	2,070
*	K-Swiss Inc. Class A	192,279	2,044

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
*	Isle of Capri Casinos Inc.	227,386	2,012
*	Leapfrog Enterprises Inc.	473,032	1,996
*	Biglari Holdings Inc.	4,880	1,908
*	ReachLocal Inc.	90,386	1,883
*	Smith & Wesson Holding Corp.	619,213	1,858
*	Charming Shoppes Inc.	437,225	1,819
*	Winnebago Industries Inc.	157,403	1,521
*,^	hhgregg Inc.	107,344	1,438
*	Martha Stewart Living Omnimedia Class A	309,523	1,343
*	Tower International Inc.	72,314	1,279
*	America's Car-Mart Inc.	36,009	1,188
*	Furniture Brands International Inc.	267,693	1,108
*,^	Hovnanian Enterprises Inc. Class A	448,133	1,080
*	Gordmans Stores Inc.	60,439	1,051
	PetMed Express Inc.	85,208	1,010
*	Beazer Homes USA Inc.	288,981	980
*	Archipelago Learning Inc.	99,014	976
*	Coldwater Creek Inc.	697,289	976
*	New York & Co. Inc.	189,738	939
*	Vitacost.com Inc.	152,840	740
*	Sealy Corp.	263,594	667
*	Orbitz Worldwide Inc.	219,448	546
*,^	Wonder Auto Technology Inc.	129,940	352
*	Marine Products Corp.	40,614	273
*	Krispy Kreme Doughnuts Inc. Warrants Exp. 03/02/2012	2,546	2
			1,534,995
Consumer Staples (2.2%)
	Nu Skin Enterprises Inc. Class A	602,288	22,616
*	Darling International Inc.	1,263,815	22,370
*	United Natural Foods Inc.	495,526	21,144
*	BJ's Wholesale Club Inc.	384,133	19,341
^	Diamond Foods Inc.	237,759	18,151
	Casey's General Stores Inc.	410,517	18,063
	Pricesmart Inc.	194,112	9,944
*	Rite Aid Corp.	7,227,150	9,612
*	Boston Beer Co. Inc. Class A	100,314	8,988
	J&J Snack Foods Corp.	160,752	8,014
*	TreeHouse Foods Inc.	134,208	7,329
*	Hain Celestial Group Inc.	186,229	6,213
*	Heckmann Corp.	1,001,820	6,051
*	Elizabeth Arden Inc.	132,205	3,838
*	Medifast Inc.	150,125	3,562
*	Smart Balance Inc.	649,268	3,363
*	USANA Health Sciences Inc.	86,311	2,700
*,^	Star Scientific Inc.	579,304	2,607
	Coca-Cola Bottling Co. Consolidated	35,060	2,372
	Tootsie Roll Industries Inc.	71,040	2,079
	National Beverage Corp.	124,716	1,827
	Calavo Growers Inc.	63,291	1,333
*	Pilgrim's Pride Corp.	202,757	1,097
*	Alliance One International Inc.	313,110	1,011
*	Susser Holdings Corp.	60,972	958
	Alico Inc.	13,830	354
			204,937
Energy (7.2%)
*	Brigham Exploration Co.	1,265,245	37,869
	CARBO Ceramics Inc.	213,013	34,711
*	Superior Energy Services Inc.	854,023	31,718
*	Rosetta Resources Inc.	572,391	29,501
	Lufkin Industries Inc.	325,376	27,999
*	Key Energy Services Inc.	1,389,125	25,004
*	Dril-Quip Inc.	346,785	23,522
*	Complete Production Services Inc.	680,518	22,702

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
*	Patriot Coal Corp.	988,347	22,001
*	Gran Tierra Energy Inc.	2,607,185	17,234
*	Carrizo Oil & Gas Inc.	395,162	16,498
*	Oasis Petroleum Inc.	549,098	16,297
*	Oil States International Inc.	192,697	15,398
*	Comstock Resources Inc.	490,517	14,122
*	Atwood Oceanics Inc.	314,865	13,895
	World Fuel Services Corp.	376,644	13,533
	Berry Petroleum Co. Class A	250,510	13,310
*,^	Northern Oil and Gas Inc.	589,840	13,065
*	Exterran Holdings Inc.	650,141	12,892
*	McMoRan Exploration Co.	668,529	12,354
*	Gulfport Energy Corp.	407,610	12,102
	RPC Inc.	481,027	11,804
*	Bill Barrett Corp.	253,697	11,759
*	Energy XXI Bermuda Ltd.	347,912	11,558
*	Kodiak Oil & Gas Corp.	1,786,470	10,308
*	CVR Energy Inc.	332,586	8,188
*	Pioneer Drilling Co.	528,331	8,052
*	Cheniere Energy Inc.	878,421	8,046
	Contango Oil & Gas Co.	136,539	7,979
*	Basic Energy Services Inc.	247,585	7,792
*	Petroleum Development Corp.	253,945	7,596
*,^	Resolute Energy Corp.	445,293	7,196
*,^	Clean Energy Fuels Corp.	514,794	6,770
*	Tesco Corp.	348,117	6,757
*,^	Western Refining Inc.	372,713	6,735
*,^	Hyperdynamics Corp.	1,554,770	6,686
*	ION Geophysical Corp.	662,546	6,268
*	Swift Energy Co.	159,264	5,936
*	Goodrich Petroleum Corp.	305,759	5,629
	W&T Offshore Inc.	201,847	5,272
*	Endeavour International Corp.	342,087	5,155
*	Clayton Williams Energy Inc.	85,417	5,129
*	Magnum Hunter Resources Corp.	758,517	5,128
*	Approach Resources Inc.	221,388	5,019
*	OYO Geospace Corp.	49,692	4,969
*	FX Energy Inc.	556,423	4,885
*	Georesources Inc.	192,593	4,331
*	Venoco Inc.	326,675	4,162
*	Matrix Service Co.	285,901	3,825
*	Willbros Group Inc.	440,875	3,765
*	Rex Energy Corp.	359,626	3,693
*	Tetra Technologies Inc.	288,539	3,673
^	Houston American Energy Corp.	201,691	3,657
*,^	Abraxas Petroleum Corp.	941,331	3,605
*	Global Geophysical Services Inc.	195,541	3,481
*,^	BPZ Resources Inc.	999,986	3,280
*	Dawson Geophysical Co.	85,607	2,924
*	Warren Resources Inc.	731,832	2,788
*,^	ATP Oil & Gas Corp.	174,455	2,671
*,^	Uranium Energy Corp.	716,406	2,192
*	Rentech Inc.	2,041,384	2,164
*	Gastar Exploration Ltd.	607,422	2,083
*	Harvest Natural Resources Inc.	173,841	1,917
*	Petroquest Energy Inc.	215,351	1,512
	Alon USA Energy Inc.	117,208	1,321
	Holly Corp.	2,665	185
*	Atlas Energy Inc. Escrow	781,093	78
			663,650
Financials (5.7%)
	Taubman Centers Inc.	603,832	35,747
*	Signature Bank	439,378	25,132
*	E*Trade Financial Corp.	1,767,727	24,395

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
	Tanger Factory Outlet Centers	879,538	23,545
	Capitol Federal Financial Inc.	1,813,084	21,322
	Extra Space Storage Inc.	951,719	20,300
*	Ezcorp Inc. Class A	482,796	17,176
*	Forest City Enterprises Inc. Class A	860,211	16,060
*	Portfolio Recovery Associates Inc.	185,129	15,697
*	First Cash Financial Services Inc.	305,524	12,829
	Equity Lifestyle Properties Inc.	196,082	12,243
	PS Business Parks Inc.	213,633	11,771
	Apartment Investment & Management Co.	447,529	11,425
	Developers Diversified Realty Corp.	778,487	10,977
	Pebblebrook Hotel Trust	535,384	10,809
	CapitalSource Inc.	1,662,452	10,723
	U-Store-It Trust	1,013,857	10,666
*	Texas Capital Bancshares Inc.	401,742	10,377
*	SVB Financial Group	160,640	9,592
*	Dollar Financial Corp.	438,987	9,504
*	Credit Acceptance Corp.	109,969	9,289
*	Financial Engines Inc.	349,928	9,070
	Alexander's Inc.	22,103	8,775
	DuPont Fabros Technology Inc.	329,236	8,297
	Sun Communities Inc.	214,170	7,991
*	Altisource Portfolio Solutions SA	215,390	7,926
*	Investors Bancorp Inc.	549,593	7,804
	optionsXpress Holdings Inc.	466,575	7,783
	DCT Industrial Trust Inc.	1,328,122	6,946
*	Strategic Hotels & Resorts Inc.	958,664	6,787
	Cash America International Inc.	112,029	6,483
	MarketAxess Holdings Inc.	251,045	6,291
*	Encore Capital Group Inc.	194,902	5,987
*	Tejon Ranch Co.	160,298	5,466
	Evercore Partners Inc. Class A	162,589	5,418
*	Green Dot Corp. Class A	156,654	5,323
*	First Industrial Realty Trust Inc.	444,069	5,085
*	HFF Inc. Class A	330,769	4,991
*	ICG Group Inc.	396,864	4,854
	KBW Inc.	244,507	4,572
	Sabra Healthcare REIT Inc.	269,680	4,506
*	FelCor Lodging Trust Inc.	807,750	4,305
*	Safeguard Scientifics Inc.	223,386	4,218
*	Intl. FCStone Inc.	166,009	4,019
*	World Acceptance Corp.	59,975	3,933
	Duff & Phelps Corp. Class A	293,822	3,770
	Tower Group Inc.	149,341	3,557
	Coresite Realty Corp.	212,656	3,488
*	Beneficial Mutual Bancorp Inc.	394,530	3,241
*	Forestar Group Inc.	191,713	3,150
*	Greenlight Capital Re Ltd. Class A	114,324	3,006
*	Pinnacle Financial Partners Inc.	174,655	2,718
	Kennedy-Wilson Holdings Inc.	217,995	2,670
	Epoch Holding Corp.	148,375	2,649
*	Doral Financial Corp.	1,308,641	2,565
	Retail Opportunity Investments Corp.	226,146	2,433
*	Netspend Holdings Inc.	240,346	2,404
	Radian Group Inc.	503,412	2,129
*	NewStar Financial Inc.	178,259	1,904
	People's United Financial Inc.	138,861	1,866
	Saul Centers Inc.	45,423	1,788
	Cardinal Financial Corp.	147,765	1,618
*	Citizens Inc.	210,272	1,434
*	Hilltop Holdings Inc.	160,392	1,418
	GAMCO Investors Inc.	28,128	1,302
*	eHealth Inc.	84,008	1,122
*	Nara Bancorp Inc.	136,586	1,111

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
	Cogdell Spencer Inc.	182,864	1,095
*	Gleacher & Co. Inc.	459,503	937
	THL Credit Inc.	69,706	906
*	Asset Acceptance Capital Corp.	118,225	478
*	First Marblehead Corp.	224,982	398
			531,566
Health Care (16.9%)
*	AMERIGROUP Corp.	535,799	37,758
*	Tenet Healthcare Corp.	5,260,421	32,825
*	BioMarin Pharmaceutical Inc.	1,198,524	32,612
*	Sirona Dental Systems Inc.	607,236	32,244
	Techne Corp.	381,720	31,824
*	United Therapeutics Corp.	562,603	30,999
*	Brookdale Senior Living Inc. Class A	1,111,253	26,948
*	Catalyst Health Solutions Inc.	480,009	26,794
*	Healthsouth Corp.	1,010,421	26,524
*	Salix Pharmaceuticals Ltd.	629,664	25,080
	Medicis Pharmaceutical Corp. Class A	656,260	25,049
*	Onyx Pharmaceuticals Inc.	682,291	24,085
*	Cubist Pharmaceuticals Inc.	643,532	23,161
*	HMS Holdings Corp.	300,686	23,114
*	Cepheid Inc.	661,732	22,922
*	Incyte Corp. Ltd.	1,202,160	22,769
*	Pharmasset Inc.	200,325	22,476
*	Myriad Genetics Inc.	972,957	22,096
*,^	Seattle Genetics Inc.	1,042,038	21,383
*	Thoratec Corp.	634,879	20,837
*	Healthspring Inc.	444,849	20,512
*	Alkermes Inc.	1,032,003	19,195
	Quality Systems Inc.	219,565	19,168
*	Amylin Pharmaceuticals Inc.	1,420,114	18,973
*	VCA Antech Inc.	886,663	18,797
*	InterMune Inc.	515,484	18,480
*	Volcano Corp.	560,219	18,089
*	Haemonetics Corp.	275,134	17,710
	Masimo Corp.	580,163	17,219
*	PSS World Medical Inc.	599,045	16,779
*	Theravance Inc.	755,403	16,778
*	Bruker Corp.	802,965	16,348
	West Pharmaceutical Services Inc.	360,897	15,793
*	Viropharma Inc.	846,384	15,658
*	Ariad Pharmaceuticals Inc.	1,373,431	15,561
*	Questcor Pharmaceuticals Inc.	642,099	15,475
*	Align Technology Inc.	665,706	15,178
	Chemed Corp.	228,598	14,978
*	Parexel International Corp.	634,272	14,943
*	athenahealth Inc.	356,137	14,637
*	Impax Laboratories Inc.	666,562	14,524
*	NuVasive Inc.	428,870	14,101
*	Immucor Inc.	682,127	13,929
*	Acorda Therapeutics Inc.	422,938	13,665
*	Zoll Medical Corp.	234,449	13,284
*	Par Pharmaceutical Cos. Inc.	388,599	12,816
*	Exelixis Inc.	1,345,359	12,054
*	Integra LifeSciences Holdings Corp.	232,182	11,101
	Hill-Rom Holdings Inc.	238,965	11,002
*	Neogen Corp.	237,640	10,744
*	DexCom Inc.	725,976	10,519
*	MWI Veterinary Supply Inc.	128,640	10,390
*,^	Accretive Health Inc.	360,332	10,374
*	Insulet Corp.	461,150	10,224
*	Auxilium Pharmaceuticals Inc.	516,420	10,122
*	Arthrocare Corp.	294,657	9,862
*	NxStage Medical Inc.	465,418	9,690

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
*	Medicines Co.	577,847	9,540
*	Isis Pharmaceuticals Inc.	1,023,938	9,379
*	Air Methods Corp.	122,085	9,125
*	Nektar Therapeutics	1,228,684	8,933
*,^	MAKO Surgical Corp.	299,606	8,907
*	Momenta Pharmaceuticals Inc.	454,385	8,842
*	Luminex Corp.	402,423	8,411
*	IPC The Hospitalist Co. Inc.	175,926	8,154
*	Orthofix International NV	191,866	8,149
*	Sequenom Inc.	1,069,923	8,078
*	NPS Pharmaceuticals Inc.	852,092	8,052
*	Molina Healthcare Inc.	295,254	8,007
*	Ironwood Pharmaceuticals Inc.	503,911	7,921
*	HeartWare International Inc.	105,244	7,796
*	Hanger Orthopedic Group Inc.	316,380	7,742
*	Cyberonics Inc.	272,832	7,626
*	Medivation Inc.	355,441	7,617
*	Merit Medical Systems Inc.	423,348	7,608
*	Team Health Holdings Inc.	314,347	7,076
*	Centene Corp.	197,651	7,023
*	Rigel Pharmaceuticals Inc.	742,217	6,806
*	MedAssets Inc.	506,558	6,768
*	Abaxis Inc.	243,661	6,640
*	Jazz Pharmaceuticals Inc.	196,194	6,543
*	Emeritus Corp.	306,301	6,509
*	AVEO Pharmaceuticals Inc.	315,593	6,504
*	Ardea Biosciences Inc.	254,343	6,476
*	Immunogen Inc.	529,403	6,453
*	Targacept Inc.	301,006	6,342
*	Halozyme Therapeutics Inc.	869,596	6,009
*	ICU Medical Inc.	133,082	5,816
*	Bio-Reference Labs Inc.	271,204	5,668
*	ABIOMED Inc.	348,201	5,641
*	Opko Health Inc.	1,528,300	5,639
*	Omnicell Inc.	356,843	5,563
*	Accuray Inc.	694,058	5,559
*	Sunrise Senior Living Inc.	549,878	5,240
*	Medidata Solutions Inc.	218,976	5,227
*	Spectrum Pharmaceuticals Inc.	562,743	5,214
*	SonoSite Inc.	146,045	5,136
*	Akorn Inc.	710,830	4,976
*	Quidel Corp.	322,699	4,889
*	Natus Medical Inc.	312,844	4,740
*	Vivus Inc.	576,060	4,689
*	Depomed Inc.	570,793	4,669
*	Emdeon Inc. Class A	344,142	4,515
*	Genomic Health Inc.	156,105	4,357
*	Neurocrine Biosciences Inc.	534,606	4,304
*	AMAG Pharmaceuticals Inc.	228,755	4,301
	Cantel Medical Corp.	156,953	4,224
*	OraSure Technologies Inc.	475,217	4,054
*	Rural/Metro Corp.	233,393	4,024
*	Endologix Inc.	428,955	3,989
*,^	AVANIR Pharmaceuticals Inc.	1,183,181	3,975
*	LHC Group Inc.	171,731	3,960
*	Enzon Pharmaceuticals Inc.	372,383	3,742
	Meridian Bioscience Inc.	155,109	3,740
*	Savient Pharmaceuticals Inc.	498,525	3,734
*	Conceptus Inc.	319,493	3,728
*	Geron Corp.	905,887	3,633
*	Optimer Pharmaceuticals Inc.	302,545	3,597
*	Corvel Corp.	75,416	3,537
*	Symmetry Medical Inc.	388,960	3,489
*	ZIOPHARM Oncology Inc.	569,244	3,484

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
	Atrion Corp.	17,341	3,430
*,^	MannKind Corp.	898,912	3,416
*,^	Cadence Pharmaceuticals Inc.	369,076	3,395
*	MAP Pharmaceuticals Inc.	211,932	3,385
*	eResearchTechnology Inc.	530,906	3,382
*	Arqule Inc.	533,437	3,334
*,^	Protalix BioTherapeutics Inc.	528,076	3,306
*,^	Sangamo Biosciences Inc.	537,537	3,166
*	Immunomedics Inc.	774,628	3,153
*	Idenix Pharmaceuticals Inc.	605,136	3,026
*	Hi-Tech Pharmacal Co. Inc.	102,808	2,974
*	Emergent Biosolutions Inc.	131,469	2,965
*	Micromet Inc.	511,501	2,936
*,^	Neoprobe Corp.	857,699	2,848
*	AMN Healthcare Services Inc.	338,062	2,813
*	Almost Family Inc.	90,994	2,493
*,^	SIGA Technologies Inc.	252,691	2,461
*,^	Cell Therapeutics Inc.	1,541,628	2,428
*	Alnylam Pharmaceuticals Inc.	253,160	2,372
*	Greatbatch Inc.	88,139	2,364
*	Ligand Pharmaceuticals Inc. Class B	190,922	2,282
	Landauer Inc.	35,639	2,195
*,^	Unilife Corp.	423,417	2,193
*	Achillion Pharmaceuticals Inc.	280,612	2,088
*	Codexis Inc.	208,744	2,010
*	Pacific Biosciences of California Inc.	171,407	2,005
*	Obagi Medical Products Inc.	199,561	1,882
*,^	PROLOR Biotech Inc.	374,772	1,851
*	Allos Therapeutics Inc.	854,861	1,829
*	Lexicon Pharmaceuticals Inc.	1,001,648	1,763
*	Stereotaxis Inc.	500,300	1,756
*	Nabi Biopharmaceuticals	320,317	1,723
*	Durect Corp.	799,021	1,622
*	CryoLife Inc.	284,723	1,594
*	Progenics Pharmaceuticals Inc.	220,717	1,585
*	Enzo Biochem Inc.	371,554	1,579
*	XenoPort Inc.	218,805	1,558
*	Exactech Inc.	83,873	1,511
*	Palomar Medical Technologies Inc.	126,412	1,426
	Universal American Corp.	128,865	1,411
*	Merge Healthcare Inc.	270,298	1,406
*	Osiris Therapeutics Inc.	176,381	1,365
*	Dyax Corp.	657,985	1,303
*	Metabolix Inc.	169,362	1,209
*	Arena Pharmaceuticals Inc.	853,568	1,161
*	Pozen Inc.	273,308	1,148
*	Novavax Inc.	540,669	1,092
*	Biospecifics Technologies Corp.	47,501	1,064
*	RTI Biologics Inc.	366,129	992
	Pain Therapeutics Inc.	256,136	991
*,^	Biotime Inc.	165,899	851
*	Kensey Nash Corp.	30,595	772
*	BioMimetic Therapeutics Inc.	146,318	749
*	SurModics Inc.	62,841	698
*,^	Alimera Sciences Inc.	83,297	679
*	Alliance HealthCare Services Inc.	166,433	632
*,^	Orexigen Therapeutics Inc.	332,460	529
*	Sucampo Pharmaceuticals Inc. Class A	64,006	262
*	Clinical Data Inc. Contingent Value Rights Exp. 04/14/2018	132,154	126
			1,564,800
Industrials (17.8%)
	Gardner Denver Inc.	564,913	47,481
*	TransDigm Group Inc.	510,566	46,559
	IDEX Corp.	892,431	40,918

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
	Waste Connections Inc.	1,171,821	37,182
	Nordson Corp.	627,626	34,425
	Wabtec Corp.	519,090	34,115
	Graco Inc.	650,642	32,962
*	Kirby Corp.	522,822	29,628
*	Thomas & Betts Corp.	537,095	28,923
*	Clean Harbors Inc.	256,705	26,505
*	Corrections Corp. of America	1,181,737	25,585
*	Polypore International Inc.	370,689	25,148
*	Genesee & Wyoming Inc. Class A	427,144	25,048
	Landstar System Inc.	518,133	24,083
*	Dollar Thrifty Automotive Group Inc.	311,469	22,968
	Woodward Inc.	632,554	22,051
	UTi Worldwide Inc.	1,102,383	21,706
	Toro Co.	343,879	20,805
	Actuant Corp. Class A	741,493	19,894
*	Avis Budget Group Inc.	1,121,995	19,175
*	FTI Consulting Inc.	500,217	18,978
	Kennametal Inc.	444,621	18,767
*	Oshkosh Corp.	638,459	18,477
*	Middleby Corp.	189,751	17,844
*	WABCO Holdings Inc.	252,164	17,414
*	Old Dominion Freight Line Inc.	453,990	16,934
*	Chart Industries Inc.	312,647	16,877
	United Stationers Inc.	476,196	16,872
*	United Rentals Inc.	656,217	16,668
*	Acacia Research - Acacia Technologies	444,057	16,292
	Corporate Executive Board Co.	371,763	16,227
	Herman Miller Inc.	587,500	15,992
	CLARCOR Inc.	336,719	15,920
*	CoStar Group Inc.	267,586	15,863
*	Meritor Inc.	969,002	15,543
*	Tetra Tech Inc.	674,305	15,172
*	Hexcel Corp.	686,188	15,021
*	HUB Group Inc. Class A	398,525	15,008
	Applied Industrial Technologies Inc.	413,569	14,727
*	II-VI Inc.	573,298	14,676
	Acuity Brands Inc.	233,725	13,037
	Rollins Inc.	639,190	13,027
*	AMR Corp.	2,345,993	12,668
	Watsco Inc.	178,162	12,113
^	HEICO Corp.	220,195	12,053
*	MasTec Inc.	592,818	11,690
	Robbins & Myers Inc.	221,131	11,687
	Valmont Industries Inc.	121,002	11,663
	Knight Transportation Inc.	679,127	11,538
	Manitowoc Co. Inc.	675,332	11,373
*	Beacon Roofing Supply Inc.	495,794	11,314
	Healthcare Services Group Inc.	680,856	11,064
*	EnPro Industries Inc.	222,867	10,713
	Steelcase Inc. Class A	938,616	10,691
	Forward Air Corp.	315,374	10,656
*	Orbital Sciences Corp.	631,102	10,634
	ESCO Technologies Inc.	287,451	10,578
	Titan International Inc.	431,842	10,476
	Raven Industries Inc.	185,619	10,341
	Knoll Inc.	508,276	10,201
*	DigitalGlobe Inc.	398,710	10,131
	Franklin Electric Co. Inc.	213,478	10,023
*	Advisory Board Co.	171,463	9,924
*	SYKES Enterprises Inc.	456,343	9,825
	Heartland Express Inc.	588,934	9,753
	Seaboard Corp.	3,949	9,549
*	Teledyne Technologies Inc.	186,583	9,396

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
	Lindsay Corp.	135,705	9,337
*	Blount International Inc.	520,908	9,100
*	RBC Bearings Inc.	238,883	9,020
*	3D Systems Corp.	457,279	9,013
*	Insituform Technologies Inc. Class A	426,418	8,942
*	GrafTech International Ltd.	440,809	8,935
	Cubic Corp.	173,592	8,851
*	Mobile Mini Inc.	394,370	8,357
*	KAR Auction Services Inc.	440,246	8,325
*	Allegiant Travel Co. Class A	164,510	8,143
*	GeoEye Inc.	215,384	8,055
	American Science & Engineering Inc.	98,206	7,856
*	Astec Industries Inc.	208,305	7,703
	AAR Corp.	279,066	7,560
	Insperity Inc.	254,358	7,532
	Tennant Co.	185,742	7,417
*	RSC Holdings Inc.	616,845	7,377
	Sun Hydraulics Corp.	147,292	7,041
*	Altra Holdings Inc.	290,772	6,976
*	Huron Consulting Group Inc.	225,452	6,811
	Gorman-Rupp Co.	204,434	6,734
*	Aerovironment Inc.	188,939	6,679
*	Exponent Inc.	151,914	6,610
*	Sauer-Danfoss Inc.	130,954	6,599
	Interface Inc. Class A	338,530	6,557
*	Colfax Corp.	258,369	6,408
*	Trimas Corp.	258,069	6,387
*,^	Higher One Holdings Inc.	335,557	6,349
	Barnes Group Inc.	249,903	6,200
	HEICO Corp. Class A	153,014	6,084
	Resources Connection Inc.	498,519	6,002
	John Bean Technologies Corp.	305,559	5,903
	Badger Meter Inc.	154,724	5,723
*	USG Corp.	389,633	5,587
*	Korn/Ferry International	251,024	5,520
*,^	A123 Systems Inc.	1,004,184	5,342
*	ICF International Inc.	210,367	5,339
*	Rush Enterprises Inc. Class A	277,365	5,278
*	Titan Machinery Inc.	175,877	5,062
*	MYR Group Inc.	216,120	5,057
*	SFN Group Inc.	543,901	4,944
*	Kforce Inc.	363,839	4,759
	Simpson Manufacturing Co. Inc.	151,802	4,534
*	Global Power Equipment Group Inc.	167,355	4,438
	AAON Inc.	201,175	4,394
*	H&E Equipment Services Inc.	303,265	4,243
*	Kadant Inc.	131,882	4,156
	Standex International Corp.	135,155	4,145
*,^	Capstone Turbine Corp.	2,660,405	4,070
*	Cenveo Inc.	610,958	3,910
	Marten Transport Ltd.	178,093	3,847
*	Commercial Vehicle Group Inc.	270,324	3,836
*	Powell Industries Inc.	101,405	3,701
	Vicor Corp.	226,939	3,670
	LB Foster Co. Class A	110,855	3,648
*	Trex Co. Inc.	142,115	3,479
*	TrueBlue Inc.	238,632	3,455
*,^	EnerNOC Inc.	212,891	3,351
	Dynamic Materials Corp.	144,205	3,233
*	Celadon Group Inc.	230,806	3,222
*	GenCorp Inc.	480,896	3,087
*	Taser International Inc.	677,610	3,083
*,^	American Superconductor Corp.	338,723	3,062
*	Furmanite Corp.	377,692	2,999

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
	Kaman Corp.	83,991	2,979
	Albany International Corp.	105,667	2,789
*	Saia Inc.	163,463	2,771
*	Standard Parking Corp.	170,061	2,716
*	InnerWorkings Inc.	321,250	2,679
	National Presto Industries Inc.	25,969	2,636
*	American Reprographics Co.	371,185	2,624
*	Mistras Group Inc.	161,730	2,620
*	RailAmerica Inc.	173,638	2,605
*	CAI International Inc.	124,987	2,582
*	Greenbrier Cos. Inc.	127,864	2,527
*	School Specialty Inc.	173,568	2,498
	Viad Corp.	109,156	2,433
*	Wabash National Corp.	258,598	2,423
*	Team Inc.	99,317	2,397
	AZZ Inc.	47,315	2,167
*	Ameresco Inc. Class A	149,903	2,126
	Houston Wire & Cable Co.	118,182	1,838
*	Pacer International Inc.	376,833	1,779
*	Pike Electric Corp.	199,924	1,767
*	CBIZ Inc.	229,912	1,692
*	Keyw Holding Corp.	136,477	1,691
*	APAC Customer Services Inc.	308,807	1,646
*	ACCO Brands Corp.	207,904	1,632
	Tredegar Corp.	84,495	1,550
*	Rush Enterprises Inc. Class B	87,957	1,416
*	American Railcar Industries Inc.	57,598	1,351
*	Dolan Co.	156,700	1,327
*	Fuel Tech Inc.	196,362	1,302
*,^	Energy Recovery Inc.	395,281	1,293
	Great Lakes Dredge & Dock Corp.	209,803	1,171
*	Broadwind Energy Inc.	804,886	1,167
*	FreightCar America Inc.	45,123	1,143
*	M&F Worldwide Corp.	43,876	1,134
*	Hill International Inc.	173,505	999
*,^	Ener1 Inc.	795,544	875
*	Patriot Transportation Holding Inc.	39,050	874
*	Universal Truckload Services Inc.	23,843	408
			1,655,215
Information Technology (26.0%)
*	Polycom Inc.	949,121	61,028
*	Varian Semiconductor Equipment Associates Inc.	813,036	49,953
	Solera Holdings Inc.	762,588	45,115
*	MICROS Systems Inc.	875,057	43,499
*	JDS Uniphase Corp.	2,427,224	40,438
*	Gartner Inc.	935,181	37,678
*	Ariba Inc.	1,010,595	34,835
*	Cadence Design Systems Inc.	2,906,375	30,691
	National Instruments Corp.	1,015,838	30,160
*	Parametric Technology Corp.	1,278,607	29,318
*	Teradyne Inc.	1,963,663	29,062
*	WebMD Health Corp.	615,938	28,074
*	Fortinet Inc.	977,259	26,669
*	Netlogic Microsystems Inc.	659,152	26,643
	Jack Henry & Associates Inc.	885,918	26,586
*	QLIK Technologies Inc.	769,716	26,217
	ADTRAN Inc.	663,697	25,692
*	Zebra Technologies Corp.	603,581	25,453
*	Concur Technologies Inc.	493,693	24,719
	MercadoLibre Inc.	310,482	24,634
*	Aruba Networks Inc.	811,523	23,980
*	IPG Photonics Corp.	305,110	22,185
*	VistaPrint NV	463,212	22,165
*	GT Solar International Inc.	1,352,442	21,910

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
*	SuccessFactors Inc.	739,943	21,754
*,^	Veeco Instruments Inc.	439,615	21,282
*	Itron Inc.	438,489	21,118
*	Cavium Inc.	483,889	21,093
*	NeuStar Inc. Class A	798,708	20,926
*	Wright Express Corp.	395,256	20,581
	Anixter International Inc.	314,305	20,537
	InterDigital Inc.	490,617	20,042
*	CommVault Systems Inc.	448,237	19,924
*	Monster Worldwide Inc.	1,338,961	19,629
	Plantronics Inc.	529,000	19,324
*	Microsemi Corp.	928,189	19,028
*	Ciena Corp.	1,027,507	18,886
*	Hittite Microwave Corp.	304,481	18,850
*	Silicon Laboratories Inc.	452,885	18,686
*	QLogic Corp.	1,140,794	18,161
*	TriQuint Semiconductor Inc.	1,761,150	17,946
*	Sapient Corp.	1,186,528	17,834
*	Progress Software Corp.	726,323	17,526
*	Taleo Corp. Class A	441,706	16,356
*	Blackboard Inc.	375,290	16,284
*	Quest Software Inc.	705,772	16,042
*	FEI Co.	417,338	15,938
*	Finisar Corp.	874,440	15,766
	MAXIMUS Inc.	185,824	15,373
*	Rambus Inc.	1,047,164	15,372
*	Cymer Inc.	309,985	15,347
*	Universal Display Corp.	433,109	15,198
*	Lawson Software Inc.	1,328,328	14,904
*	SRA International Inc. Class A	481,208	14,879
*	ValueClick Inc.	877,310	14,563
*	OpenTable Inc.	174,389	14,495
*	SolarWinds Inc.	548,874	14,348
*	Ultimate Software Group Inc.	263,536	14,344
*	j2 Global Communications Inc.	496,615	14,019
*	MicroStrategy Inc. Class A	86,170	14,018
*	Digital River Inc.	422,419	13,585
	Cypress Semiconductor Corp.	624,924	13,211
*	SAVVIS Inc.	334,072	13,206
	Blackbaud Inc.	475,056	13,169
*	Ancestry.com Inc.	315,961	13,078
*	Semtech Corp.	445,706	12,186
*	ACI Worldwide Inc.	360,113	12,161
	Power Integrations Inc.	311,025	11,953
*	Cabot Microelectronics Corp.	251,582	11,691
*	Websense Inc.	439,580	11,416
*	Acxiom Corp.	869,648	11,401
*	Netgear Inc.	255,868	11,187
	Mantech International Corp. Class A	251,287	11,162
*	Cirrus Logic Inc.	695,864	11,064
*	Scansource Inc.	291,016	10,907
^	VirnetX Holding Corp.	370,035	10,709
	Syntel Inc.	180,621	10,678
*	Unisys Corp.	415,458	10,677
	DST Systems Inc.	200,282	10,575
*	Rofin-Sinar Technologies Inc.	308,755	10,544
*	Advent Software Inc.	365,771	10,304
*	Blue Coat Systems Inc.	470,760	10,291
*	Diodes Inc.	387,903	10,124
*	RealPage Inc.	370,759	9,814
*,^	L-1 Identity Solutions Inc.	830,879	9,763
*	NetSuite Inc.	243,672	9,552
*	Tessera Technologies Inc.	552,415	9,468
*,^	Synaptics Inc.	366,911	9,444

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
*	Viasat Inc.	213,795	9,251
*	Cardtronics Inc.	394,013	9,240
*,^	RealD Inc.	388,686	9,091
*	Sourcefire Inc.	303,115	9,009
*,^	Power-One Inc.	1,096,870	8,885
*	Bottomline Technologies Inc.	359,451	8,882
*	DG FastChannel Inc.	275,032	8,815
*	Harmonic Inc.	1,211,633	8,760
*	Synchronoss Technologies Inc.	271,087	8,602
	Heartland Payment Systems Inc.	415,808	8,566
*	RightNow Technologies Inc.	262,494	8,505
*	Radiant Systems Inc.	405,740	8,480
*	TiVo Inc.	823,552	8,474
	Pegasystems Inc.	180,334	8,395
	NIC Inc.	620,599	8,353
*	Aspen Technology Inc.	481,122	8,266
*	Manhattan Associates Inc.	236,343	8,140
*	Ultratech Inc.	267,695	8,133
*	Compuware Corp.	828,722	8,088
*,^	STEC Inc.	470,500	8,003
*,^	Ebix Inc.	418,949	7,981
*	BroadSoft Inc.	208,159	7,937
*	OSI Systems Inc.	184,417	7,930
*	Tyler Technologies Inc.	294,279	7,881
*	Checkpoint Systems Inc.	431,558	7,716
*	FARO Technologies Inc.	175,492	7,687
*	Euronet Worldwide Inc.	497,637	7,669
*	Quantum Corp.	2,317,677	7,648
*	Netscout Systems Inc.	365,653	7,638
*	Constant Contact Inc.	298,745	7,582
*	DTS Inc.	185,441	7,520
	Cognex Corp.	211,853	7,506
*	LogMeIn Inc.	194,253	7,492
*	Omnivision Technologies Inc.	215,153	7,489
*,^	Entropic Communications Inc.	831,135	7,389
*	Infinera Corp.	1,067,977	7,380
*	Verint Systems Inc.	199,041	7,372
*	Sonus Networks Inc.	2,244,349	7,272
*	Ceva Inc.	238,181	7,255
*	Volterra Semiconductor Corp.	290,812	7,171
*	Stratasys Inc.	212,358	7,156
*	comScore Inc.	272,076	7,047
*	Loral Space & Communications Inc.	100,906	7,010
*	LivePerson Inc.	494,811	6,997
	Opnet Technologies Inc.	167,538	6,859
*	Dice Holdings Inc.	504,751	6,824
*	CSG Systems International Inc.	369,259	6,824
*	TeleTech Holdings Inc.	319,885	6,743
*	PMC - Sierra Inc.	883,438	6,688
*	Standard Microsystems Corp.	247,543	6,681
*	DealerTrack Holdings Inc.	287,404	6,596
*	Kenexa Corp.	271,478	6,510
*	Integrated Device Technology Inc.	816,546	6,418
*	Applied Micro Circuits Corp.	700,790	6,209
*	Vocus Inc.	200,564	6,139
	Micrel Inc.	570,038	6,031
*	TTM Technologies Inc.	366,094	5,865
*	Mercury Computer Systems Inc.	303,837	5,676
*	SS&C Technologies Holdings Inc.	285,080	5,665
	Forrester Research Inc.	170,885	5,632
*	Monolithic Power Systems Inc.	360,535	5,559
*	IntraLinks Holdings Inc.	319,234	5,516
*	Measurement Specialties Inc.	153,761	5,489
	iGate Corp.	334,822	5,464

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
*	LoopNet Inc.	296,043	5,441
*	Monotype Imaging Holdings Inc.	384,215	5,429
*	Intermec Inc.	488,964	5,398
*	Powerwave Technologies Inc.	1,827,660	5,392
*	Ixia	402,433	5,151
*	Calix Inc.	244,479	5,090
*	Interactive Intelligence Inc.	144,554	5,067
*	Hypercom Corp.	510,701	5,020
*	Fabrinet	201,116	4,883
	EPIQ Systems Inc.	342,888	4,876
*	Super Micro Computer Inc.	286,692	4,613
*	Maxwell Technologies Inc.	279,464	4,525
*	Liquidity Services Inc.	190,986	4,509
*	Accelrys Inc.	602,611	4,285
	Daktronics Inc.	381,438	4,116
*	S1 Corp.	546,872	4,091
*	VASCO Data Security International Inc.	325,827	4,057
*	IXYS Corp.	270,527	4,052
*	ExlService Holdings Inc.	174,527	4,032
*	Travelzoo Inc.	62,272	4,025
*	Internap Network Services Corp.	534,777	3,931
*	MIPS Technologies Inc. Class A	565,507	3,908
*,^	OCZ Technology Group Inc.	486,682	3,893
*,^	SunPower Corp. Class B	228,173	3,795
*	PROS Holdings Inc.	215,643	3,772
*	Oclaro Inc.	540,450	3,632
*	QuinStreet Inc.	278,140	3,610
*	Digi International Inc.	272,648	3,544
*,^	Rubicon Technology Inc.	198,574	3,348
*	ShoreTel Inc.	324,521	3,310
*	Silicon Graphics International Corp.	191,853	3,300
*	Virtusa Corp.	172,534	3,270
	Cass Information Systems Inc.	86,365	3,261
*	Limelight Networks Inc.	714,017	3,256
*	XO Group Inc.	315,864	3,143
*	Kopin Corp.	667,232	3,143
*	Perficient Inc.	305,513	3,135
*	Insight Enterprises Inc.	175,576	3,109
*	Echelon Corp.	339,588	3,087
*	DemandTec Inc.	336,668	3,064
*	TNS Inc.	184,301	3,059
*	Seachange International Inc.	273,478	2,948
*	Lattice Semiconductor Corp.	446,293	2,910
*	Rogers Corp.	60,050	2,774
*	Silicon Image Inc.	423,112	2,733
*	Avid Technology Inc.	144,084	2,715
*	Ciber Inc.	474,213	2,632
	Sycamore Networks Inc.	115,801	2,575
*	Actuate Corp.	437,560	2,560
*	Envestnet Inc.	169,726	2,520
*	TeleCommunication Systems Inc. Class A	510,541	2,466
*	Move Inc.	1,115,169	2,442
*	Mediamind Technologies Inc.	110,240	2,419
*	Anadigics Inc.	716,218	2,299
*	Cray Inc.	350,604	2,244
*	Multi-Fineline Electronix Inc.	103,659	2,240
*	Zoran Corp.	252,156	2,118
*,^	Echo Global Logistics Inc.	118,708	2,107
*,^	Rosetta Stone Inc.	123,790	1,998
*	Novatel Wireless Inc.	342,316	1,876
*	NCI Inc. Class A	82,380	1,872
*,^	Motricity Inc.	233,011	1,801
*	FormFactor Inc.	191,977	1,739
*	TeleNav Inc.	90,935	1,612

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
*	Smith Micro Software Inc.	340,449	1,433
*	MaxLinear Inc.	162,945	1,411
*,^	Meru Networks Inc.	103,909	1,248
*	Sigma Designs Inc.	161,163	1,231
*	Anaren Inc.	53,943	1,146
*	Extreme Networks	311,508	1,009
*	Deltek Inc.	110,501	828
*	Viasystems Group Inc.	35,499	798
*	Pericom Semiconductor Corp.	88,898	795
	Pulse Electronics Corp.	147,438	652
	Renaissance Learning Inc.	39,028	489
*,^	SunPower Corp. Class A	23,736	459
*	BigBand Networks Inc.	195,536	424
*,^	Energy Conversion Devices Inc.	283,501	335
			2,406,928
Materials (5.0%)
*	Rockwood Holdings Inc.	700,416	38,726
*	WR Grace & Co.	791,690	36,125
*	Allied Nevada Gold Corp.	915,201	32,371
*	Solutia Inc.	1,319,509	30,151
*	Stillwater Mining Co.	1,105,937	24,342
	NewMarket Corp.	120,238	20,526
*	Intrepid Potash Inc.	569,187	18,499
	Royal Gold Inc.	276,585	16,200
	Schnitzer Steel Industries Inc.	260,816	15,023
	Globe Specialty Metals Inc.	650,858	14,592
	Balchem Corp.	311,362	13,631
*	Ferro Corp.	839,695	11,286
	Silgan Holdings Inc.	264,693	10,844
*	Calgon Carbon Corp.	610,506	10,379
	PolyOne Corp.	661,569	10,234
	Worthington Industries Inc.	417,546	9,645
^	Gold Resource Corp.	344,148	8,580
*	Clearwater Paper Corp.	124,152	8,477
	Koppers Holdings Inc.	222,693	8,447
*	Hecla Mining Co.	1,057,492	8,132
*	LSB Industries Inc.	182,669	7,840
*	Innospec Inc.	229,673	7,719
*	Materion Corp.	207,722	7,680
*	US Gold Corp.	1,262,200	7,611
	Buckeye Technologies Inc.	271,788	7,333
*	KapStone Paper and Packaging Corp.	423,288	7,014
	Olin Corp.	301,462	6,831
	AK Steel Holding Corp.	417,668	6,582
*	Graham Packaging Co. Inc.	248,498	6,267
*,^	STR Holdings Inc.	313,383	4,676
	Haynes International Inc.	65,878	4,080
*	Graphic Packaging Holding Co.	739,996	4,026
	Deltic Timber Corp.	74,671	4,009
	Kronos Worldwide Inc.	122,841	3,863
	Schweitzer-Mauduit International Inc.	65,378	3,671
*,^	Paramount Gold and Silver Corp.	1,096,723	3,575
	Hawkins Inc.	94,901	3,437
*	Zoltek Cos. Inc.	316,276	3,330
*	Georgia Gulf Corp.	128,599	3,104
*	Omnova Solutions Inc.	438,264	3,050
	Texas Industries Inc.	68,469	2,850
*	General Moly Inc.	637,194	2,842
*	Golden Minerals Co.	123,713	2,200
	Stepan Co.	30,618	2,171
*	Mercer International Inc.	126,421	1,274
*	Metals USA Holdings Corp.	70,023	1,043
*	Headwaters Inc.	328,540	1,028

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2011

					Market
					Value
				Shares	($000)
*	United States Lime & Minerals Inc.			24,180	992
					466,308
Telecommunication Services (1.8%)
*	Level 3 Communications Inc.			18,117,901	44,208
*	tw telecom inc Class A			1,548,176	31,784
	AboveNet Inc.			237,328	16,722
*	Global Crossing Ltd.			361,245	13,864
*	Cogent Communications Group Inc.			471,328	8,017
*	Vonage Holdings Corp.			1,559,189	6,876
*,^	Neutral Tandem Inc.			320,448	5,582
*	Leap Wireless International Inc.			340,482	5,526
*	PAETEC Holding Corp.			916,024	4,388
*	General Communication Inc. Class A			359,890	4,344
^	Alaska Communications Systems Group Inc.			484,035	4,293
*	ICO Global Communications Holdings Ltd.			1,515,061	4,197
*	Cbeyond Inc.			316,962	4,193
	Shenandoah Telecommunications Co.			243,995	4,153
*	Premiere Global Services Inc.			349,135	2,786
	NTELOS Holdings Corp.			119,177	2,434
	Atlantic Tele-Network Inc.			54,062	2,074
*	Iridium Communications Inc.			146,238	1,265
					166,706
Utilities (0.6%)
	ITC Holdings Corp.			549,497	39,437
*	GenOn Energy Inc.			2,920,620	11,274
*	Dynegy Inc. Class A			366,796	2,271

					52,982

Total Common Stocks (Cost $7,601,823)					9,248,087

		Coupon		Shares
Temporary Cash Investments (1.9%)[1]
Money Market Fund (1.8%)
2,3	Vanguard Market Liquidity Fund	0.140%		172,740,963	172,741

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
4,5	Freddie Mac Discount Notes	0.095%	9/27/11	6,000	5,998

Total Temporary Cash Investments (Cost $178,739)					178,739
Total Investments (101.7%) (Cost $7,780,562)					9,426,826
Other Assets and Liabilities—Net (-1.7%)					(156,737)
Net Assets (100%)					9,270,089

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $131,463,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.7%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $138,993,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
5 Securities with a value of $4,999,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (11.0%)
	Foot Locker Inc.	1,321,378	31,396
	Jarden Corp.	748,645	25,836
	Service Corp. International	2,050,760	23,953
*	Penn National Gaming Inc.	570,096	22,998
*	Dana Holding Corp.	1,237,428	22,645
	Dillard's Inc. Class A	358,587	18,697
	Brinker International Inc.	762,306	18,646
	Wolverine World Wide Inc.	416,966	17,408
	Rent-A-Center Inc.	542,307	16,573
	Cinemark Holdings Inc.	731,051	15,140
	Wendy's/Arby's Group Inc. Class A	2,862,238	14,512
	Men's Wearhouse Inc.	428,341	14,435
*	Career Education Corp.	660,459	13,969
*	Ascena Retail Group Inc.	371,524	12,650
	Hillenbrand Inc.	534,779	12,648
	RadioShack Corp.	903,030	12,019
*	DreamWorks Animation SKG Inc. Class A	597,366	12,007
*	Genesco Inc.	201,592	10,503
*	Cabela's Inc.	379,574	10,305
*	Office Depot Inc.	2,366,067	9,985
	Cooper Tire & Rubber Co.	500,443	9,904
^	Meredith Corp.	314,215	9,782
	Cracker Barrel Old Country Store Inc.	197,904	9,759
	Finish Line Inc. Class A	439,966	9,415
*	Orient-Express Hotels Ltd. Class A	874,621	9,402
*	New York Times Co. Class A	1,060,553	9,248
	Bob Evans Farms Inc.	258,774	9,049
	Regal Entertainment Group Class A	725,944	8,965
*	Jack in the Box Inc.	389,933	8,883
*	Helen of Troy Ltd.	248,962	8,597
	Group 1 Automotive Inc.	203,187	8,367
*	Hanesbrands Inc.	287,830	8,218
	Jones Group Inc.	753,144	8,172
	MDC Holdings Inc.	322,097	7,936
*	Collective Brands Inc.	532,364	7,820
	American Greetings Corp. Class A	317,770	7,639
*	Carter's Inc.	245,205	7,542
	Regis Corp.	491,639	7,532
*	DSW Inc. Class A	148,377	7,509
	Brunswick Corp.	360,505	7,354
*	Saks Inc.	624,707	6,978
	Cato Corp. Class A	236,854	6,821
	International Speedway Corp. Class A	236,047	6,706
	Buckle Inc.	155,499	6,640
	Ameristar Casinos Inc.	274,943	6,519
	Columbia Sportswear Co.	100,367	6,363
	Scholastic Corp.	236,528	6,292
*	Belo Corp. Class A	784,878	5,910
	Penske Automotive Group Inc.	256,579	5,835
	KB Home	590,994	5,780
*	Scientific Games Corp. Class A	547,027	5,656
*	Meritage Homes Corp.	248,042	5,596
*	Ascent Media Corp. Class A	104,006	5,509
*	Ruby Tuesday Inc.	498,667	5,376
	Stage Stores Inc.	312,298	5,247
	Stewart Enterprises Inc. Class A	711,883	5,197
	Strayer Education Inc.	39,601	5,005
*	Quiksilver Inc.	1,053,454	4,951
*	Childrens Place Retail Stores Inc.	110,766	4,928
*	Skechers U.S.A. Inc. Class A	325,963	4,720
	Sinclair Broadcast Group Inc. Class A	428,934	4,710

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
*	Red Robin Gourmet Burgers Inc.	126,527	4,603
	Fred's Inc. Class A	318,214	4,592
	Sonic Automotive Inc. Class A	312,795	4,582
*	La-Z-Boy Inc.	442,309	4,366
*	Jakks Pacific Inc.	235,522	4,336
	Superior Industries International Inc.	193,705	4,283
	Choice Hotels International Inc.	127,037	4,238
*	Dorman Products Inc.	106,418	4,212
	Drew Industries Inc.	168,557	4,167
*	Boyd Gaming Corp.	477,901	4,158
	Churchill Downs Inc.	91,854	4,141
	Oxford Industries Inc.	120,023	4,052
	Ryland Group Inc.	244,980	4,050
	Brown Shoe Co. Inc.	374,035	3,983
	National CineMedia Inc.	234,268	3,961
*	Pinnacle Entertainment Inc.	263,843	3,931
*	Domino's Pizza Inc.	143,158	3,613
*	DineEquity Inc.	65,267	3,411
	Callaway Golf Co.	548,303	3,410
	Barnes & Noble Inc.	205,404	3,406
*	Federal-Mogul Corp.	136,833	3,124
*	Standard Pacific Corp.	921,571	3,087
	Nutrisystem Inc.	216,172	3,039
*,^	Corinthian Colleges Inc.	685,425	2,920
	Harte-Hanks Inc.	352,168	2,860
*	OfficeMax Inc.	362,151	2,843
*	Biglari Holdings Inc.	7,215	2,821
*	Perry Ellis International Inc.	109,977	2,777
	Lincoln Educational Services Corp.	160,525	2,753
*	Charming Shoppes Inc.	641,437	2,668
*	EW Scripps Co. Class A	274,119	2,651
*	Core-Mark Holding Co. Inc.	74,043	2,643
	Movado Group Inc.	154,478	2,643
*,^	Education Management Corp.	100,525	2,407
*	Shoe Carnival Inc.	79,515	2,397
	Standard Motor Products Inc.	156,140	2,378
	Stein Mart Inc.	243,331	2,346
*	American Axle & Manufacturing Holdings Inc.	198,675	2,261
	World Wrestling Entertainment Inc. Class A	235,343	2,243
*,^	Talbots Inc.	606,944	2,027
*	M/I Homes Inc.	160,458	1,967
*	Systemax Inc.	126,351	1,888
*	Modine Manufacturing Co.	119,195	1,832
*	Unifi Inc.	129,590	1,788
	Speedway Motorsports Inc.	125,575	1,781
*	America's Car-Mart Inc.	53,693	1,772
	Marcus Corp.	179,133	1,770
	Christopher & Banks Corp.	307,002	1,765
	Haverty Furniture Cos. Inc.	143,292	1,649
*	Asbury Automotive Group Inc.	88,953	1,648
*	Journal Communications Inc. Class A	315,456	1,631
*	Entercom Communications Corp. Class A	185,019	1,606
	Weyco Group Inc.	63,216	1,555
	PetMed Express Inc.	126,125	1,495
	CSS Industries Inc.	71,150	1,489
*	McClatchy Co. Class A	516,082	1,450
*	Beazer Homes USA Inc.	427,407	1,449
	Ambassadors Group Inc.	154,942	1,368
	Big 5 Sporting Goods Corp.	159,690	1,255
*	Winnebago Industries Inc.	125,275	1,210
*	Pacific Sunwear of California Inc.	455,335	1,188
*	hhgregg Inc.	85,488	1,146
*	LIN TV Corp. Class A	216,561	1,055
*	Kenneth Cole Productions Inc. Class A	83,570	1,044

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
*	Lions Gate Entertainment Corp.	144,256	955
	HOT Topic Inc.	127,575	949
*	Furniture Brands International Inc.	213,092	882
*	K-Swiss Inc. Class A	82,366	876
*	Dex One Corp.	321,926	814
*	Sealy Corp.	210,704	533
*,^	Hovnanian Enterprises Inc. Class A	192,046	463
*	Marine Products Corp.	62,297	419
*	New York & Co. Inc.	81,369	403
*,^	Wonder Auto Technology Inc.	59,745	162
			805,797
Consumer Staples (3.7%)
	Corn Products International Inc.	650,649	35,968
	Flowers Foods Inc.	988,388	21,784
	SUPERVALU Inc.	1,804,847	16,984
	Ruddick Corp.	377,592	16,440
*	TreeHouse Foods Inc.	196,624	10,738
	Lancaster Colony Corp.	164,913	10,030
*,^	Fresh Market Inc.	245,755	9,506
	Fresh Del Monte Produce Inc.	354,662	9,459
	B&G Foods Inc. Class A	406,576	8,384
*	BJ's Wholesale Club Inc.	163,085	8,211
	Sanderson Farms Inc.	169,869	8,116
	Universal Corp.	200,118	7,538
	Snyders-Lance Inc.	340,144	7,357
*	Central European Distribution Corp.	562,945	6,305
	Andersons Inc.	149,094	6,299
^	Vector Group Ltd.	351,913	6,261
*	Prestige Brands Holdings Inc.	428,462	5,502
	WD-40 Co.	138,305	5,399
*	Chiquita Brands International Inc.	385,354	5,017
*	Hain Celestial Group Inc.	146,697	4,894
*	Spectrum Brands Holdings Inc.	151,939	4,862
*,^	Dole Food Co. Inc.	338,547	4,577
	Weis Markets Inc.	103,212	4,204
*	Winn-Dixie Stores Inc.	475,867	4,021
^	Cal-Maine Foods Inc.	118,785	3,796
	Spartan Stores Inc.	192,943	3,768
	Nash Finch Co.	103,740	3,715
*	Pantry Inc.	195,538	3,674
*	Central Garden and Pet Co. Class A	340,428	3,455
	Inter Parfums Inc.	143,930	3,315
	Tootsie Roll Industries Inc.	103,962	3,042
*	Elizabeth Arden Inc.	104,045	3,020
*,^	Star Scientific Inc.	459,972	2,070
*	Primo Water Corp.	124,653	1,794
*	Revlon Inc. Class A	104,990	1,764
*	Pilgrim's Pride Corp.	299,781	1,622
*	Alliance One International Inc.	463,159	1,496
	Ingles Markets Inc. Class A	88,798	1,470
*	Seneca Foods Corp. Class A	53,712	1,374
	Village Super Market Inc. Class A	48,436	1,342
*	Central Garden and Pet Co.	119,476	1,240
	Calavo Growers Inc.	50,557	1,065
	Coca-Cola Bottling Co. Consolidated	15,138	1,024
	Farmer Bros Co.	62,898	638
	Alico Inc.	20,618	528
*	Susser Holdings Corp.	26,139	411
*,^	American Oriental Bioengineering Inc.	25,937	29
			273,508
Energy (4.9%)
	Tidewater Inc.	439,296	23,638
*	Oil States International Inc.	282,372	22,564
*	Unit Corp.	348,174	21,214

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
	SEACOR Holdings Inc.	173,762	17,369
	Bristow Group Inc.	309,815	15,807
*	Helix Energy Solutions Group Inc.	859,027	14,225
*	CVR Energy Inc.	487,110	11,993
*	Stone Energy Corp.	372,871	11,332
*	Cloud Peak Energy Inc.	519,702	11,070
*	Atwood Oceanics Inc.	248,361	10,960
	World Fuel Services Corp.	297,071	10,674
	Berry Petroleum Co. Class A	197,531	10,495
*	Bill Barrett Corp.	199,981	9,269
*	Energy XXI Bermuda Ltd.	274,316	9,113
*	Gulfmark Offshore Inc.	199,925	8,835
*	Swift Energy Co.	233,244	8,693
*	Enbridge Energy Management LLC	264,080	8,160
*	SemGroup Corp. Class A	313,856	8,057
*	Newpark Resources Inc.	771,880	7,001
^	Overseas Shipholding Group Inc.	246,918	6,652
	Targa Resources Corp.	198,436	6,640
*	James River Coal Co.	293,726	6,115
*	Hornbeck Offshore Services Inc.	202,999	5,582
*	Parker Drilling Co.	943,479	5,519
*	Hercules Offshore Inc.	979,190	5,395
*	Tetra Technologies Inc.	422,434	5,378
*	McMoRan Exploration Co.	283,627	5,241
	Penn Virginia Corp.	389,003	5,139
*	ION Geophysical Corp.	522,001	4,938
*	Global Industries Ltd.	886,779	4,860
*	Cal Dive International Inc.	803,395	4,804
*,^	Amyris Inc.	168,201	4,725
	Crosstex Energy Inc.	361,081	4,297
	W&T Offshore Inc.	159,011	4,153
*,^	ATP Oil & Gas Corp.	255,372	3,910
	Gulf Island Fabrication Inc.	116,176	3,750
*	Energy Partners Ltd.	239,153	3,542
*	USEC Inc.	982,861	3,283
*,^	Western Refining Inc.	157,862	2,853
*	Vaalco Energy Inc.	461,375	2,777
*	Vantage Drilling Co.	1,368,471	2,491
*,^	TransAtlantic Petroleum Ltd.	1,426,568	2,425
*	PHI Inc.	107,269	2,331
*	Petroquest Energy Inc.	318,440	2,235
*	Triangle Petroleum Corp.	339,812	2,195
*,^	Green Plains Renewable Energy Inc.	184,884	1,995
*,^	Harvest Natural Resources Inc.	138,382	1,526
	Delek US Holdings Inc.	93,622	1,470
	General Maritime Corp.	921,129	1,244
*	Oilsands Quest Inc.	2,950,630	944
*	RigNet Inc.	53,040	902
*	Delta Petroleum Corp.	1,596,496	792
	Frontier Oil Corp.	4,300	139
			360,711
Financials (35.1%)
	American Capital Agency Corp.	1,469,283	42,771
	Camden Property Trust	595,922	37,913
	Essex Property Trust Inc.	274,664	37,159
	First Niagara Financial Group Inc.	2,637,467	34,815
	BRE Properties Inc.	627,145	31,282
	Senior Housing Properties Trust	1,296,299	30,346
*	American Capital Ltd.	2,924,256	29,038
	Ares Capital Corp.	1,745,821	28,055
	Waddell & Reed Financial Inc. Class A	733,643	26,668
	Arthur J Gallagher & Co.	927,448	26,469
	East West Bancorp Inc.	1,268,970	25,646
	Mack-Cali Realty Corp.	733,478	24,161

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
*	Popular Inc.	8,734,378	24,107
	MFA Financial Inc.	2,957,510	23,778
	CBL & Associates Properties Inc.	1,200,109	21,758
	BioMed Realty Trust Inc.	1,121,182	21,572
	Hancock Holding Co.	683,823	21,185
	Mid-America Apartment Communities Inc.	304,960	20,576
	Associated Banc-Corp	1,478,852	20,556
	Highwoods Properties Inc.	612,271	20,285
	American Campus Communities Inc.	570,064	20,249
	Douglas Emmett Inc.	1,008,171	20,053
	Home Properties Inc.	324,306	19,744
	Kilroy Realty Corp.	492,453	19,447
	Bank of Hawaii Corp.	409,540	19,052
	Corporate Office Properties Trust	607,138	18,888
	Valley National Bancorp	1,376,428	18,733
	Entertainment Properties Trust	396,892	18,535
	Washington REIT	562,639	18,297
	LaSalle Hotel Properties	692,961	18,253
	Fulton Financial Corp.	1,700,181	18,209
	Erie Indemnity Co. Class A	254,812	18,020
	Omega Healthcare Investors Inc.	854,048	17,944
	Allied World Assurance Co. Holdings Ltd.	308,920	17,788
*	Alleghany Corp.	53,323	17,762
	TCF Financial Corp.	1,274,054	17,582
	National Retail Properties Inc.	715,192	17,529
	Hatteras Financial Corp.	619,670	17,493
*	ProAssurance Corp.	247,394	17,318
	Apollo Investment Corp.	1,669,400	17,045
	Post Properties Inc.	417,581	17,021
*	CNO Financial Group Inc.	2,143,919	16,958
	Protective Life Corp.	731,526	16,920
	Apartment Investment & Management Co.	655,638	16,738
	Prosperity Bancshares Inc.	378,623	16,591
	StanCorp Financial Group Inc.	392,279	16,550
	Starwood Property Trust Inc.	795,873	16,323
	Invesco Mortgage Capital Inc.	771,822	16,309
	FirstMerit Corp.	982,953	16,229
	Developers Diversified Realty Corp.	1,140,466	16,081
	CommonWealth REIT	615,960	15,916
	Washington Federal Inc.	959,552	15,765
*	Stifel Financial Corp.	436,913	15,668
	Aspen Insurance Holdings Ltd.	602,592	15,505
	DiamondRock Hospitality Co.	1,413,697	15,169
	Endurance Specialty Holdings Ltd.	362,858	14,997
*	Howard Hughes Corp.	225,386	14,659
	Hanover Insurance Group Inc.	386,274	14,566
*	SVB Financial Group	235,352	14,053
	Alterra Capital Holdings Ltd.	628,539	14,016
	First American Financial Corp.	893,500	13,983
	Synovus Financial Corp.	6,703,799	13,944
	Brandywine Realty Trust	1,148,466	13,311
	Webster Financial Corp.	632,485	13,295
	Iberiabank Corp.	229,452	13,226
	Unitrin Inc.	443,094	13,147
	Colonial Properties Trust	635,375	12,962
	Greenhill & Co. Inc.	227,864	12,264
	Westamerica Bancorporation	247,651	12,197
	Trustmark Corp.	518,417	12,136
	Delphi Financial Group Inc.	414,661	12,112
	Potlatch Corp.	341,697	12,052
	Healthcare Realty Trust Inc.	573,728	11,836
	Northwest Bancshares Inc.	931,780	11,722
	UMB Financial Corp.	276,785	11,592
	Umpqua Holdings Corp.	978,169	11,317

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
*,^	MBIA Inc.	1,279,616	11,120
	Lexington Realty Trust	1,208,791	11,036
	Medical Properties Trust Inc.	952,955	10,959
*	MF Global Holdings Ltd.	1,394,774	10,796
	FNB Corp.	1,030,269	10,663
	Platinum Underwriters Holdings Ltd.	319,387	10,616
	Cathay General Bancorp	637,584	10,450
*	E*Trade Financial Corp.	750,675	10,359
^	Redwood Trust Inc.	666,916	10,084
	Equity One Inc.	538,221	10,032
	RLI Corp.	161,488	9,999
*	PHH Corp.	477,848	9,805
	EastGroup Properties Inc.	230,213	9,786
	Sovran Self Storage Inc.	236,104	9,680
	Astoria Financial Corp.	756,243	9,672
	Equity Lifestyle Properties Inc.	154,664	9,657
	Wintrust Financial Corp.	298,168	9,595
	Montpelier Re Holdings Ltd.	530,969	9,557
	Cash America International Inc.	164,117	9,497
	Symetra Financial Corp.	706,224	9,485
*	Sunstone Hotel Investors Inc.	1,003,412	9,302
	Prospect Capital Corp.	917,745	9,278
	National Penn Bancshares Inc.	1,167,643	9,259
	Mercury General Corp.	233,887	9,236
*	MGIC Investment Corp.	1,539,955	9,163
	National Health Investors Inc.	200,903	8,926
	Susquehanna Bancshares Inc.	1,109,397	8,875
*	Knight Capital Group Inc. Class A	795,743	8,769
	Old National Bancorp	808,808	8,735
	Cypress Sharpridge Investments Inc.	679,081	8,699
	United Bankshares Inc.	353,680	8,658
	CapitalSource Inc.	1,310,905	8,455
	MB Financial Inc.	437,495	8,417
	First Citizens BancShares Inc. Class A	44,784	8,384
	Glacier Bancorp Inc.	613,754	8,273
	First Financial Bancorp	495,402	8,268
*	Ocwen Financial Corp.	644,686	8,226
	Capstead Mortgage Corp.	612,176	8,203
	Two Harbors Investment Corp.	761,995	8,191
	Glimcher Realty Trust	852,457	8,098
	Franklin Street Properties Corp.	625,467	8,075
	BancorpSouth Inc.	641,275	7,958
	Argo Group International Holdings Ltd.	266,503	7,920
	Anworth Mortgage Asset Corp.	1,037,623	7,793
	First Midwest Bancorp Inc.	632,325	7,771
	International Bancshares Corp.	462,250	7,733
	Primerica Inc.	346,158	7,605
	PrivateBancorp Inc. Class A	547,779	7,559
*	Enstar Group Ltd.	72,106	7,534
	Selective Insurance Group Inc.	460,274	7,489
	Community Bank System Inc.	298,274	7,394
	First Financial Bankshares Inc.	214,565	7,392
	Hersha Hospitality Trust Class A	1,299,633	7,239
	Fifth Street Finance Corp.	612,406	7,104
	LTC Properties Inc.	254,655	7,085
	Pennsylvania REIT	448,843	7,047
	Government Properties Income Trust	259,176	7,003
	Acadia Realty Trust	344,041	6,994
	Park National Corp.	105,085	6,921
*	Forest City Enterprises Inc. Class A	365,142	6,817
	Cousins Properties Inc.	795,843	6,797
	Sterling Bancshares Inc.	826,656	6,746
	CVB Financial Corp.	723,032	6,688
	Solar Capital Ltd.	269,629	6,657

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
	Inland Real Estate Corp.	749,959	6,622
	Provident Financial Services Inc.	460,165	6,590
	CreXus Investment Corp.	592,696	6,585
	DuPont Fabros Technology Inc.	259,561	6,541
	First Potomac Realty Trust	425,921	6,521
	NBT Bancorp Inc.	294,134	6,509
	Bank of the Ozarks Inc.	116,394	6,059
	American Equity Investment Life Holding Co.	473,176	6,014
	Investors Real Estate Trust	677,539	5,868
	Oritani Financial Corp.	455,523	5,826
	Infinity Property & Casualty Corp.	105,783	5,782
	Ashford Hospitality Trust Inc.	464,194	5,779
	Columbia Banking System Inc.	335,605	5,779
*	World Acceptance Corp.	87,795	5,757
	Associated Estates Realty Corp.	353,904	5,751
*	iStar Financial Inc.	708,959	5,750
	Getty Realty Corp.	224,827	5,672
	Interactive Brokers Group Inc.	360,291	5,639
	Nelnet Inc. Class A	251,462	5,547
	Employers Holdings Inc.	328,112	5,502
	DCT Industrial Trust Inc.	1,046,767	5,475
	PacWest Bancorp	265,849	5,469
	Cohen & Steers Inc.	163,658	5,425
	American National Insurance Co.	68,578	5,315
	Horace Mann Educators Corp.	339,176	5,295
	Education Realty Trust Inc.	615,641	5,276
	Tower Group Inc.	218,673	5,209
	Amtrust Financial Services Inc.	228,470	5,205
^	BlackRock Kelso Capital Corp.	578,385	5,188
	First Commonwealth Financial Corp.	894,159	5,132
	Oriental Financial Group Inc.	395,310	5,096
*	Pico Holdings Inc.	174,134	5,050
*	Navigators Group Inc.	107,374	5,047
*	Investment Technology Group Inc.	354,546	4,971
	Walter Investment Management Corp.	219,712	4,875
	Colony Financial Inc.	261,304	4,722
	Brookline Bancorp Inc.	503,788	4,670
	Home Bancshares Inc.	194,053	4,587
	Safety Insurance Group Inc.	108,984	4,582
*	Piper Jaffray Cos.	157,041	4,524
	Independent Bank Corp.	171,733	4,508
*	Western Alliance Bancorp	626,846	4,451
	S&T Bancorp Inc.	238,381	4,432
	BGC Partners Inc. Class A	569,209	4,400
*	Greenlight Capital Re Ltd. Class A	167,360	4,400
	Chemical Financial Corp.	233,991	4,390
	City Holding Co.	132,161	4,365
	Chesapeake Lodging Trust	252,006	4,299
*	National Financial Partners Corp.	371,388	4,286
	Meadowbrook Insurance Group Inc.	431,257	4,274
*	Sterling Financial Corp.	264,050	4,243
	WesBanco Inc.	215,325	4,233
	PennantPark Investment Corp.	377,151	4,228
	ARMOUR Residential REIT Inc.	571,199	4,198
	Maiden Holdings Ltd.	461,155	4,197
	Flagstone Reinsurance Holdings SA	497,130	4,191
	ViewPoint Financial Group	297,053	4,099
	Universal Health Realty Income Trust	102,427	4,095
	FBL Financial Group Inc. Class A	127,052	4,085
	Ramco-Gershenson Properties Trust	323,494	4,005
*	First Industrial Realty Trust Inc.	349,661	4,004
	MCG Capital Corp.	652,626	3,968
	Boston Private Financial Holdings Inc.	586,434	3,859
	Trustco Bank Corp. NY	779,914	3,822

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
	Newcastle Investment Corp.	656,762	3,796
	Hercules Technology Growth Capital Inc.	357,405	3,760
	PennyMac Mortgage Investment Trust	224,456	3,719
	Sandy Spring Bancorp Inc.	204,991	3,688
	Dime Community Bancshares Inc.	250,675	3,645
*	AMERISAFE Inc.	157,160	3,555
	Resource Capital Corp.	550,251	3,478
	Campus Crest Communities Inc.	261,461	3,383
	United Fire & Casualty Co.	189,810	3,297
	Flushing Financial Corp.	253,008	3,289
	National Western Life Insurance Co. Class A	20,442	3,260
	NorthStar Realty Finance Corp.	806,076	3,249
	Harleysville Group Inc.	103,593	3,229
	Artio Global Investors Inc. Class A	283,836	3,207
	Simmons First National Corp. Class A	124,990	3,207
	Parkway Properties Inc.	186,719	3,185
	SCBT Financial Corp.	108,896	3,123
	Radian Group Inc.	735,994	3,113
*	FPIC Insurance Group Inc.	74,363	3,099
	Renasant Corp.	213,263	3,090
	Community Trust Bancorp Inc.	110,573	3,065
	Berkshire Hills Bancorp Inc.	135,739	3,039
	First Busey Corp.	572,753	3,030
	Winthrop Realty Trust	247,352	2,953
	First Financial Corp.	89,593	2,933
	Lakeland Financial Corp.	131,185	2,920
	Advance America Cash Advance Centers Inc.	423,728	2,919
	Tompkins Financial Corp.	74,241	2,913
*	Strategic Hotels & Resorts Inc.	406,148	2,876
	GFI Group Inc.	620,596	2,849
^	TowneBank	204,394	2,735
	CapLease Inc.	555,286	2,726
	Washington Trust Bancorp Inc.	116,969	2,687
	Southside Bancshares Inc.	132,553	2,631
	Saul Centers Inc.	66,431	2,615
	Provident New York Bancorp	310,453	2,595
	Hudson Pacific Properties Inc.	167,114	2,595
*	Global Indemnity plc	116,796	2,591
	SY Bancorp Inc.	111,076	2,583
	Kite Realty Group Trust	518,142	2,580
	1st Source Corp.	124,361	2,579
	MVC Capital Inc.	194,031	2,567
	Rockville Financial Inc.	253,879	2,513
*	Forestar Group Inc.	152,483	2,505
	Calamos Asset Management Inc. Class A	171,322	2,488
	Sterling Bancorp	261,246	2,479
	Urstadt Biddle Properties Inc. Class A	136,424	2,471
	Cedar Shopping Centers Inc.	479,098	2,467
*	Phoenix Cos. Inc.	999,751	2,459
	Oppenheimer Holdings Inc. Class A	85,597	2,415
	State Auto Financial Corp.	138,005	2,405
	Capital Southwest Corp.	25,845	2,385
	StellarOne Corp.	195,852	2,372
	Northfield Bancorp Inc.	168,687	2,372
*	Citizens Republic Bancorp Inc.	3,420,240	2,360
	OneBeacon Insurance Group Ltd. Class A	175,577	2,351
	Hudson Valley Holding Corp.	121,695	2,350
	WSFS Financial Corp.	58,685	2,327
	Evercore Partners Inc. Class A	69,695	2,322
	Bancfirst Corp.	59,511	2,297
*	Flagstar Bancorp Inc.	1,905,552	2,268
	Arrow Financial Corp.	92,009	2,251
	Union First Market Bankshares Corp.	179,164	2,182
*	Pinnacle Financial Partners Inc.	138,949	2,162

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
	Univest Corp. of Pennsylvania	136,166	2,128
*	Hilltop Holdings Inc.	237,175	2,097
	Camden National Corp.	62,571	2,053
	KBW Inc.	104,766	1,959
	Lakeland Bancorp Inc.	196,214	1,958
	Retail Opportunity Investments Corp.	180,051	1,937
	United Financial Bancorp Inc.	124,959	1,928
*	Walker & Dunlop Inc.	141,657	1,884
	First Interstate Bancsystem Inc.	127,695	1,882
	CoBiz Financial Inc.	285,719	1,869
	Territorial Bancorp Inc.	89,104	1,846
*	FelCor Lodging Trust Inc.	346,094	1,845
	First Community Bancshares Inc.	130,760	1,831
	Westwood Holdings Group Inc.	46,944	1,789
	SeaBright Holdings Inc.	180,137	1,783
	Westfield Financial Inc.	219,170	1,780
	Republic Bancorp Inc. Class A	88,197	1,755
	Presidential Life Corp.	165,488	1,728
	Trico Bancshares	116,070	1,695
*	eHealth Inc.	124,235	1,660
*	Nara Bancorp Inc.	201,923	1,642
	Golub Capital BDC Inc.	109,771	1,639
*	United Community Banks Inc.	154,909	1,636
	Cogdell Spencer Inc.	270,578	1,621
	Stewart Information Services Corp.	158,224	1,587
	Baldwin & Lyons Inc.	68,182	1,580
*	FBR & Co.	463,655	1,576
*	Southwest Bancorp Inc.	158,820	1,555
	Great Southern Bancorp Inc.	81,115	1,537
	SWS Group Inc.	252,269	1,511
*	Wilshire Bancorp Inc.	510,197	1,500
	Heartland Financial USA Inc.	98,974	1,440
	Home Federal Bancorp Inc.	129,846	1,427
*	PMI Group Inc.	1,318,534	1,411
	BankFinancial Corp.	163,188	1,382
	Bank Mutual Corp.	374,378	1,374
	Consolidated-Tomoka Land Co.	46,838	1,340
	National Interstate Corp.	58,286	1,335
	First Bancorp	130,151	1,333
	Cardinal Financial Corp.	117,674	1,289
	Kansas City Life Insurance Co.	39,435	1,228
	First Financial Holdings Inc.	135,116	1,212
*	Meridian Interstate Bancorp Inc.	87,197	1,194
	Suffolk Bancorp	83,396	1,164
*	Citizens Inc.	167,725	1,144
^	Ames National Corp.	60,852	1,105
*	Avatar Holdings Inc.	70,470	1,072
	GAMCO Investors Inc.	22,457	1,040
	Universal Insurance Holdings Inc.	202,422	945
	Capital City Bank Group Inc.	88,420	907
	Donegal Group Inc. Class A	68,856	881
*,^	Hampton Roads Bankshares Inc.	85,982	851
	EMC Insurance Group Inc.	44,507	850
*	NewStar Financial Inc.	76,504	817
*	Gleacher & Co. Inc.	366,070	747
	Urstadt Biddle Properties Inc.	41,528	700
	Roma Financial Corp.	65,472	687
*,^	Penson Worldwide Inc.	170,363	608
*	First Marblehead Corp.	337,362	597
	Pzena Investment Management Inc. Class A	76,645	435
	THL Credit Inc.	29,892	389
^	Life Partners Holdings Inc.	79,960	275
*	Asset Acceptance Capital Corp.	47,151	191
			2,573,748

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
Health Care (6.2%)
	Cooper Cos. Inc.	396,676	31,433
*	Mednax Inc.	409,801	29,584
	PerkinElmer Inc.	968,231	26,055
*	Health Net Inc.	796,948	25,574
*	Health Management Associates Inc. Class A	2,150,164	23,179
	Teleflex Inc.	341,558	20,856
	Owens & Minor Inc.	541,874	18,689
*	WellCare Health Plans Inc.	362,991	18,661
*	Pharmasset Inc.	157,996	17,727
	STERIS Corp.	506,659	17,723
*	LifePoint Hospitals Inc.	439,622	17,180
	Hill-Rom Holdings Inc.	350,197	16,123
*	Magellan Health Services Inc.	282,260	15,451
*	Centene Corp.	289,633	10,291
*	Kindred Healthcare Inc.	443,559	9,523
*	Healthspring Inc.	188,796	8,705
	Invacare Corp.	253,871	8,426
	PDL BioPharma Inc.	1,191,968	6,997
*	Amsurg Corp. Class A	267,076	6,979
*	CONMED Corp.	241,246	6,871
*	Amedisys Inc.	251,617	6,701
	Analogic Corp.	109,298	5,748
	Computer Programs & Systems Inc.	88,919	5,645
	Meridian Bioscience Inc.	227,143	5,476
*	Gentiva Health Services Inc.	242,047	5,042
*	Wright Medical Group Inc.	334,008	5,010
*	Affymetrix Inc.	571,534	4,532
*	Healthways Inc.	290,131	4,404
*	Select Medical Holdings Corp.	480,700	4,264
*	Triple-S Management Corp. Class B	171,360	3,724
	Ensign Group Inc.	115,456	3,509
	National Healthcare Corp.	69,915	3,466
*	Greatbatch Inc.	128,921	3,458
*	ExamWorks Group Inc.	129,114	3,278
	Landauer Inc.	52,076	3,207
*	PharMerica Corp.	250,217	3,193
*	Angiodynamics Inc.	212,450	3,023
	Assisted Living Concepts Inc. Class A	171,783	2,882
*	Immunogen Inc.	224,222	2,733
*	Emergent Biosolutions Inc.	103,398	2,332
*	Medcath Corp.	156,681	2,129
	Universal American Corp.	190,442	2,085
*	Complete Genomics Inc.	135,583	2,072
*	Vivus Inc.	246,821	2,009
*	Cross Country Healthcare Inc.	240,997	1,832
*	Sun Healthcare Group Inc.	203,007	1,628
*	Skilled Healthcare Group Inc.	169,979	1,608
*	Enzon Pharmaceuticals Inc.	159,560	1,604
*	Savient Pharmaceuticals Inc.	213,593	1,600
*	Geron Corp.	388,104	1,556
*	Optimer Pharmaceuticals Inc.	129,699	1,542
*	MedQuist Holdings Inc.	110,945	1,433
*	Lexicon Pharmaceuticals Inc.	799,477	1,407
*	Micromet Inc.	219,186	1,258
*	Kensey Nash Corp.	45,305	1,143
*	Merge Healthcare Inc.	215,200	1,119
*	SIGA Technologies Inc.	108,310	1,055
*	SurModics Inc.	92,998	1,032
*	Alnylam Pharmaceuticals Inc.	108,483	1,016
*	Metabolix Inc.	135,473	967
*,^	Unilife Corp.	181,183	939
*	Achillion Pharmaceuticals Inc.	120,357	895
*	Albany Molecular Research Inc.	182,412	877

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
*	Novavax Inc.	430,631	870
*	Progenics Pharmaceuticals Inc.	94,601	679
*	XenoPort Inc.	93,794	668
*	Palomar Medical Technologies Inc.	54,146	611
*	Dyax Corp.	282,060	558
*	Arena Pharmaceuticals Inc.	365,850	498
	Pain Therapeutics Inc.	110,032	426
*	RTI Biologics Inc.	157,028	426
*,^	Biotime Inc.	71,671	368
*	BioMimetic Therapeutics Inc.	62,875	322
*	Alliance HealthCare Services Inc.	71,649	272
*	Sucampo Pharmaceuticals Inc. Class A	28,315	116
*	Clinical Data Inc. Contingent Value Rights Exp. 04/14/2018	62,138	59
			456,333
Industrials (14.5%)
*	BE Aerospace Inc.	873,392	35,643
	Snap-On Inc.	472,896	29,547
	Carlisle Cos. Inc.	521,216	25,659
*	WABCO Holdings Inc.	369,506	25,518
	Lincoln Electric Holdings Inc.	683,382	24,499
	Trinity Industries Inc.	681,121	23,758
	Regal-Beloit Corp.	329,636	22,010
*	Alaska Air Group Inc.	306,002	20,949
*	WESCO International Inc.	367,559	19,881
*	Esterline Technologies Corp.	259,508	19,826
	Crane Co.	399,289	19,729
*	General Cable Corp.	445,314	18,961
	Con-way Inc.	470,317	18,253
	Alexander & Baldwin Inc.	352,662	16,984
	Lennox International Inc.	389,860	16,791
*	EMCOR Group Inc.	569,364	16,688
	Triumph Group Inc.	165,456	16,476
	Kennametal Inc.	350,660	14,801
*	EnerSys	426,743	14,689
*	Moog Inc. Class A	335,473	14,600
	Belden Inc.	403,284	14,059
	AO Smith Corp.	327,785	13,865
*	Huntington Ingalls Industries Inc.	394,700	13,617
	Brady Corp. Class A	419,259	13,441
	GATX Corp.	356,500	13,233
*	Atlas Air Worldwide Holdings Inc.	221,393	13,175
*	GrafTech International Ltd.	645,843	13,091
*	JetBlue Airways Corp.	2,139,155	13,049
*	Geo Group Inc.	550,210	12,671
*	US Airways Group Inc.	1,382,189	12,315
	Mueller Industries Inc.	323,135	12,250
	Curtiss-Wright Corp.	375,654	12,160
	Brink's Co.	397,297	11,851
	Mine Safety Appliances Co.	296,162	11,059
	Deluxe Corp.	438,917	10,846
	Kaydon Corp.	278,903	10,409
	Acuity Brands Inc.	184,317	10,281
	ABM Industries Inc.	428,944	10,012
	Macquarie Infrastructure Co. LLC	351,171	9,692
	HNI Corp.	382,709	9,614
	Werner Enterprises Inc.	372,372	9,328
	Robbins & Myers Inc.	174,364	9,215
	Valmont Industries Inc.	95,431	9,199
*	Swift Transportation Co.	677,314	9,178
	Manitowoc Co. Inc.	532,506	8,967
	Briggs & Stratton Corp.	429,631	8,532
	Watts Water Technologies Inc. Class A	231,224	8,188
	Armstrong World Industries Inc.	173,474	7,903
*	Ceradyne Inc.	201,212	7,845

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
*	Oshkosh Corp.	271,009	7,843
*	Teledyne Technologies Inc.	147,155	7,411
	Granite Construction Inc.	297,600	7,300
	Unifirst Corp.	127,309	7,154
	Skywest Inc.	460,023	6,928
	CLARCOR Inc.	142,919	6,757
	Simpson Manufacturing Co. Inc.	222,334	6,641
	Aircastle Ltd.	521,296	6,631
*	Amerco Inc.	66,893	6,432
*	Hexcel Corp.	291,254	6,376
	TAL International Group Inc.	170,764	5,897
	CIRCOR International Inc.	131,396	5,628
	McGrath Rentcorp	196,526	5,518
	G&K Services Inc. Class A	159,396	5,397
*	AMR Corp.	995,768	5,377
	Quanex Building Products Corp.	322,957	5,293
	Mueller Water Products Inc. Class A	1,325,398	5,275
*	Interline Brands Inc.	283,267	5,204
	Interface Inc. Class A	266,719	5,166
	Watsco Inc.	75,611	5,141
*	Layne Christensen Co.	166,936	5,065
	Tutor Perini Corp.	261,020	5,006
	Ameron International Corp.	75,147	4,936
*	Dycom Industries Inc.	299,635	4,896
	Arkansas Best Corp.	205,821	4,884
	Barnes Group Inc.	196,860	4,884
*	Consolidated Graphics Inc.	86,678	4,763
*	Navigant Consulting Inc.	440,066	4,616
*	Griffon Corp.	448,592	4,522
*	Generac Holdings Inc.	230,300	4,468
*	USG Corp.	307,038	4,403
	Kaman Corp.	122,879	4,359
*	Korn/Ferry International	197,793	4,349
*	Kelly Services Inc. Class A	255,169	4,210
	NACCO Industries Inc. Class A	43,256	4,188
	Albany International Corp.	154,696	4,082
	Ennis Inc.	220,983	3,845
	Encore Wire Corp.	158,282	3,834
*	Accuride Corp.	302,149	3,816
	Cascade Corp.	79,424	3,778
	Universal Forest Products Inc.	148,413	3,556
*	Wabash National Corp.	378,486	3,546
	Federal Signal Corp.	530,280	3,479
	Comfort Systems USA Inc.	322,771	3,425
	Heidrick & Struggles International Inc.	149,403	3,383
	EnergySolutions Inc.	679,913	3,359
	AAR Corp.	118,297	3,205
*	Air Transport Services Group Inc.	465,604	3,189
	AZZ Inc.	69,218	3,170
	Primoris Services Corp.	238,211	3,073
	Apogee Enterprises Inc.	239,580	3,069
*	Force Protection Inc.	600,930	2,984
*	Columbus McKinnon Corp.	155,068	2,785
*	TrueBlue Inc.	187,763	2,719
	US Ecology Inc.	155,830	2,665
*	Gibraltar Industries Inc.	232,942	2,637
*	CRA International Inc.	93,539	2,534
*	ACCO Brands Corp.	307,359	2,413
	Douglas Dynamics Inc.	151,525	2,393
*	Hawaiian Holdings Inc.	406,955	2,320
	Tredegar Corp.	124,982	2,293
	Schawk Inc. Class A	132,624	2,196
*	Orion Marine Group Inc.	231,657	2,180
*	Metalico Inc.	366,942	2,165

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
	National Presto Industries Inc.	20,685	2,099
*	Northwest Pipe Co.	79,982	2,084
*	Republic Airways Holdings Inc.	379,316	2,071
*,^	Genco Shipping & Trading Ltd.	274,265	2,062
*	Greenbrier Cos. Inc.	101,683	2,009
	Viad Corp.	86,860	1,936
*	Team Inc.	79,063	1,908
*	Sterling Construction Co. Inc.	133,746	1,842
	Ducommun Inc.	85,935	1,768
*	Roadrunner Transportation Systems Inc.	116,236	1,753
	Great Lakes Dredge & Dock Corp.	312,271	1,742
*	FreightCar America Inc.	66,748	1,691
*	M&F Worldwide Corp.	64,889	1,677
	Preformed Line Products Co.	23,385	1,665
	SeaCube Container Leasing Ltd.	95,425	1,639
	CDI Corp.	114,663	1,524
*	Michael Baker Corp.	71,487	1,510
	Ampco-Pittsburgh Corp.	61,724	1,447
	Kimball International Inc. Class B	222,945	1,434
	American Woodmark Corp.	79,774	1,382
*	CBIZ Inc.	183,283	1,349
*	Eagle Bulk Shipping Inc.	536,400	1,330
*	American Superconductor Corp.	145,177	1,312
*	RailAmerica Inc.	74,379	1,116
*	American Railcar Industries Inc.	45,983	1,078
*	Dolan Co.	124,789	1,057
*	Tecumseh Products Co. Class A	89,439	912
	Baltic Trading Ltd.	144,439	829
	Houston Wire & Cable Co.	50,786	790
*	Universal Truckload Services Inc.	35,277	604
*	Hill International Inc.	73,441	423
*	Patriot Transportation Holding Inc.	16,742	375
*	Tecumseh Products Co. Class B	25,897	257
			1,061,993
Information Technology (9.7%)
*	Novellus Systems Inc.	770,115	27,832
*	NCR Corp.	1,367,263	25,828
*	Tech Data Corp.	398,140	19,465
*	Vishay Intertechnology Inc.	1,288,696	19,382
	Cypress Semiconductor Corp.	915,659	19,357
*	Fairchild Semiconductor International Inc. Class A	1,078,783	18,026
*	International Rectifier Corp.	596,298	16,678
	Diebold Inc.	533,665	16,549
*	CACI International Inc. Class A	246,527	15,551
*	RF Micro Devices Inc.	2,357,650	14,429
*	Convergys Corp.	1,044,149	14,242
	Intersil Corp. Class A	1,065,352	13,690
*	CoreLogic Inc.	799,214	13,355
*	Plexus Corp.	345,984	12,044
*	Coherent Inc.	217,048	11,996
*	Compuware Corp.	1,213,937	11,848
*	JDA Software Group Inc.	373,597	11,540
*	Entegris Inc.	1,137,596	11,512
*	Arris Group Inc.	984,755	11,433
	Littelfuse Inc.	192,457	11,301
	MKS Instruments Inc.	419,582	11,085
*	Omnivision Technologies Inc.	315,171	10,971
*	EchoStar Corp. Class A	288,670	10,516
	Fair Isaac Corp.	341,907	10,326
*	Mentor Graphics Corp.	795,746	10,194
*	PMC - Sierra Inc.	1,294,002	9,796
*	Take-Two Interactive Software Inc.	620,527	9,482
*	Spansion Inc. Class A	479,270	9,236
*	Benchmark Electronics Inc.	521,813	8,610

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
	DST Systems Inc.	157,913	8,338
*	Verigy Ltd.	517,456	7,746
*	Viasat Inc.	168,603	7,295
	Earthlink Inc.	924,558	7,114
*	Sanmina-SCI Corp.	684,030	7,066
*	SYNNEX Corp.	216,810	6,873
*	Electronics for Imaging Inc.	392,910	6,766
	AVX Corp.	435,153	6,632
	Comtech Telecommunications Corp.	234,417	6,573
*	Aspen Technology Inc.	379,299	6,516
*	Kulicke & Soffa Industries Inc.	578,768	6,447
*	Emulex Corp.	746,786	6,422
*	Amkor Technology Inc.	1,009,490	6,229
*	Brooks Automation Inc.	558,143	6,061
	Cognex Corp.	167,034	5,918
*	Newport Corp.	313,518	5,697
*	ATMI Inc.	269,313	5,502
	MTS Systems Corp.	130,829	5,473
*	Kemet Corp.	376,617	5,382
*	Semtech Corp.	189,076	5,169
*	Integrated Device Technology Inc.	643,589	5,059
*	Advanced Energy Industries Inc.	332,526	4,918
*	Tekelec	527,276	4,814
	United Online Inc.	795,985	4,800
*	Netgear Inc.	108,569	4,747
	Black Box Corp.	151,435	4,735
*	Brightpoint Inc.	579,798	4,702
*	SMART Modular Technologies WWH Inc.	511,260	4,683
	Park Electrochemical Corp.	167,470	4,681
*	Electro Scientific Industries Inc.	240,372	4,639
*	Insight Enterprises Inc.	256,891	4,550
*	Lattice Semiconductor Corp.	653,129	4,258
*	EMS Technologies Inc.	123,973	4,087
*	Rogers Corp.	87,928	4,062
*	FleetCor Technologies Inc.	136,391	4,043
*	Avid Technology Inc.	211,285	3,981
*	Photronics Inc.	461,297	3,907
*	LTX-Credence Corp.	420,778	3,762
	Methode Electronics Inc.	313,622	3,641
*	TiVo Inc.	349,231	3,594
*	Aeroflex Holding Corp.	179,878	3,265
*	Oplink Communications Inc.	161,194	3,003
*	Net 1 UEPS Technologies Inc.	333,231	2,892
*	Rudolph Technologies Inc.	267,809	2,868
*	Infospace Inc.	310,145	2,829
*	DealerTrack Holdings Inc.	121,757	2,794
*	RealNetworks Inc.	754,446	2,565
	Cohu Inc.	194,136	2,545
*	FormFactor Inc.	280,658	2,543
*	Imation Corp.	266,488	2,516
*	TTM Technologies Inc.	156,799	2,512
	Electro Rent Corp.	144,457	2,473
*	Ness Technologies Inc.	323,518	2,449
	CTS Corp.	251,207	2,429
*	Symmetricom Inc.	374,205	2,182
*	Silicon Image Inc.	336,767	2,176
*	SunPower Corp. Class B	130,109	2,164
*	THQ Inc.	585,903	2,121
*	SciQuest Inc.	122,608	2,095
*	Exar Corp.	325,884	2,063
	Sycamore Networks Inc.	92,163	2,050
*	Supertex Inc.	89,382	2,002
*	Intevac Inc.	196,003	2,001
*	Aviat Networks Inc.	495,232	1,951

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
*	Inphi Corp.	102,110	1,777
*	Anaren Inc.	80,411	1,709
	ModusLink Global Solutions Inc.	376,492	1,687
*	Zoran Corp.	200,697	1,686
*	Agilysys Inc.	198,503	1,656
*	Global Cash Access Holdings Inc.	502,743	1,599
	Marchex Inc. Class B	177,343	1,575
	Bel Fuse Inc. Class B	68,858	1,494
*	Extreme Networks	460,646	1,493
*	Silicon Graphics International Corp.	82,160	1,413
*	TNS Inc.	78,989	1,311
*	TeleNav Inc.	72,417	1,284
*	Pericom Semiconductor Corp.	132,716	1,186
*	Ciber Inc.	203,105	1,127
*	Move Inc.	477,840	1,046
*	Sigma Designs Inc.	128,321	980
	Pulse Electronics Corp.	220,633	975
*	Mitel Networks Corp.	159,472	698
*	Deltek Inc.	88,873	666
*	BigBand Networks Inc.	290,137	630
*	TechTarget Inc.	79,664	603
*	Trident Microsystems Inc.	609,214	420
	Renaissance Learning Inc.	31,489	395
*	Viasystems Group Inc.	15,255	343
	Bel Fuse Inc. Class A	14,318	332
*,^	Energy Conversion Devices Inc.	221,510	261
*,^	SunPower Corp. Class A	10,265	198
			710,188
Materials (7.9%)
	Domtar Corp.	351,000	33,247
	Aptargroup Inc.	572,405	29,960
	Temple-Inland Inc.	923,972	27,479
	RPM International Inc.	1,110,440	25,562
	Packaging Corp. of America	874,051	24,465
	Compass Minerals International Inc.	280,463	24,139
	Cytec Industries Inc.	401,116	22,940
	Cabot Corp.	559,041	22,289
	Carpenter Technology Corp.	375,765	21,674
*	Coeur d'Alene Mines Corp.	762,668	18,502
*	AbitibiBowater Inc.	829,388	16,837
	Sensient Technologies Corp.	405,331	15,026
*	Chemtura Corp.	816,688	14,864
	Commercial Metals Co.	977,421	14,026
	Royal Gold Inc.	218,147	12,777
*	Hecla Mining Co.	1,548,996	11,912
*	OM Group Inc.	263,529	10,710
*	Kraton Performance Polymers Inc.	272,151	10,660
	Minerals Technologies Inc.	155,842	10,331
	HB Fuller Co.	419,597	10,247
	Olin Corp.	441,580	10,006
	Eagle Materials Inc.	358,442	9,990
*	RTI International Metals Inc.	257,119	9,866
	AK Steel Holding Corp.	611,689	9,640
*	Louisiana-Pacific Corp.	1,127,999	9,182
	Innophos Holdings Inc.	183,447	8,952
	Westlake Chemical Corp.	169,643	8,804
	Silgan Holdings Inc.	208,678	8,549
	AMCOL International Corp.	212,411	8,106
*	Century Aluminum Co.	514,636	8,054
	Arch Chemicals Inc.	214,544	7,389
	Kaiser Aluminum Corp.	131,162	7,164
	A Schulman Inc.	268,710	6,769
	PH Glatfelter Co.	391,242	6,017
	Schweitzer-Mauduit International Inc.	96,267	5,405

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
	Boise Inc.	650,617	5,068
*	Horsehead Holding Corp.	369,746	4,925
	Quaker Chemical Corp.	107,775	4,635
*	Georgia Gulf Corp.	188,235	4,544
	PolyOne Corp.	280,576	4,340
	Texas Industries Inc.	100,180	4,170
	Worthington Industries Inc.	176,999	4,089
*	TPC Group Inc.	102,954	4,038
	Haynes International Inc.	51,796	3,208
	Stepan Co.	44,716	3,170
*	Graphic Packaging Holding Co.	582,474	3,169
	Buckeye Technologies Inc.	115,169	3,107
	Kronos Worldwide Inc.	96,652	3,040
*	Noranda Aluminum Holding Corp.	200,007	3,028
	Zep Inc.	158,085	2,988
	Neenah Paper Inc.	125,595	2,673
	Wausau Paper Corp.	396,507	2,672
*	AM Castle & Co.	148,204	2,462
	American Vanguard Corp.	186,988	2,425
	Myers Industries Inc.	228,049	2,344
	Olympic Steel Inc.	79,743	2,195
*,^	Mercer International Inc.	186,965	1,885
	Deltic Timber Corp.	31,963	1,716
*	Spartech Corp.	266,029	1,620
*	Metals USA Holdings Corp.	55,795	831
*	Headwaters Inc.	261,536	819
			580,701
Telecommunication Services (0.4%)
*	Cincinnati Bell Inc.	1,610,820	5,348
	Consolidated Communications Holdings Inc.	228,755	4,447
*	Leap Wireless International Inc.	268,342	4,355
	IDT Corp. Class B	134,480	3,634
	NTELOS Holdings Corp.	174,398	3,561
	USA Mobility Inc.	187,962	2,868
*	PAETEC Holding Corp.	392,480	1,880
*	Iridium Communications Inc.	216,253	1,871
	Atlantic Tele-Network Inc.	42,991	1,649
*	Premiere Global Services Inc.	149,588	1,194
			30,807
Utilities (6.6%)
	Questar Corp.	1,509,750	26,738
	Westar Energy Inc.	969,866	26,099
	Atmos Energy Corp.	774,107	25,739
	Great Plains Energy Inc.	1,158,769	24,021
	Nicor Inc.	388,971	21,292
	Hawaiian Electric Industries Inc.	810,121	19,492
	Vectren Corp.	697,348	19,428
	Piedmont Natural Gas Co. Inc.	618,412	18,713
	Cleco Corp.	520,470	18,138
	WGL Holdings Inc.	436,561	16,803
	IDACORP Inc.	422,003	16,669
*	GenOn Energy Inc.	4,278,810	16,516
	Portland General Electric Co.	643,037	16,256
	New Jersey Resources Corp.	353,650	15,776
	Southwest Gas Corp.	371,333	14,337
	UIL Holdings Corp.	430,775	13,936
	South Jersey Industries Inc.	254,969	13,847
	Avista Corp.	488,948	12,561
	PNM Resources Inc.	702,895	11,767
	Unisource Energy Corp.	311,013	11,610
	Allete Inc.	275,076	11,289
	El Paso Electric Co.	327,497	10,578
	Northwest Natural Gas Co.	227,597	10,272
	NorthWestern Corp.	309,240	10,239

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2011

					Market
					Value
				Shares	($000)
	Black Hills Corp.			318,338	9,579
	MGE Energy Inc.			197,219	7,993
	Laclede Group Inc.			181,458	6,865
	Empire District Electric Co.			355,545	6,848
	CH Energy Group Inc.			127,155	6,772
	California Water Service Group			337,726	6,319
	Otter Tail Corp.			276,458	5,833
	American States Water Co.			158,796	5,504
	Central Vermont Public Service Corp.			106,156	3,838
	Ormat Technologies Inc.			154,300	3,396
*	Dynegy Inc. Class A			536,566	3,321
	Chesapeake Utilities Corp.			81,758	3,273
	SJW Corp.			119,523	2,897
	Middlesex Water Co.			133,847	2,487
	Unitil Corp.			93,958	2,471
	Connecticut Water Service Inc.			74,468	1,905

					481,417

Total Common Stocks (Cost $6,650,001)					7,335,203

		Coupon		Shares

Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
1,2	Vanguard Market Liquidity Fund	0.140%		27,494,822	27,495

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
3	Fannie Mae Discount Notes	0.140%	8/22/11	500	500
3	Federal Home Loan Bank Discount Notes	0.065%	8/10/11	100	100
3	Federal Home Loan Bank Discount Notes	0.070%	8/17/11	150	150
3	Freddie Mac Discount Notes	0.110%	8/10/11	100	100

					850

Total Temporary Cash Investments (Cost $28,345)					28,345
Total Investments (100.0%) (Cost $6,678,346)					7,363,548

Other Assets and Liabilities—Net (-0.4%)[2]					(30,774)
Net Assets (100%)					7,332,774

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $24,704,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $26,376,000 of collateral received for securities on loan.
3 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
REIT—Real Estate Investment Trust.

© 2011 The Vanguard Group. Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA 482_082011

Vanguard U.S. Stock Index Funds
Mid-Capitalization Portfolios
Semiannual Report

June 30, 2011

Vanguard Extended Market Index Fund
Vanguard Mid-Cap Index Fund
Vanguard Mid-Cap Growth Index Fund
Vanguard Mid-Cap Value Index Fund

> Mid-cap stocks delivered solid returns for the six months ended June 30, 2011, returning a bit more than the broad market.

> Growth stocks were the best performers, buoyed by strength in consumer discretionary and health-care stocks.

> The four mid-cap index funds succeeded in capturing the returns of their target indexes.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	4
Extended Market Index Fund.	8
Mid-Cap Index Fund.	27
Mid-Cap Growth Index Fund.	49
Mid-Cap Value Index Fund.	62
About Your Fund’s Expenses.	76
Trustees Approve Advisory Arrangement.	79
Glossary.	80

Mid-Cap Index Fund
Mid-Cap Growth Index Fund
Mid-Cap Value Index Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.

Cover photograph: Jean Maher.

Your Fund’s Total Returns

Six Months Ended June 30, 2011

Total
Returns
Vanguard Extended Market Index Fund
Investor Shares	7.41%
Admiral™ Shares	7.49
Signal® Shares	7.50
Institutional Shares	7.51
Institutional Plus Shares (Inception: 1/14/2011)	4.17
ETF Shares
Market Price	7.43
Net Asset Value	7.47
S&P Completion Index	7.45
Mid-Cap Core Funds Average	7.38
Mid-Cap Core Funds Average: Derived from data provided by Lipper Inc.
Vanguard Mid-Cap Index Fund
Investor Shares	7.99%
Admiral™ Shares	8.10
Signal® Shares	8.09
Institutional Shares	8.12
Institutional Plus Shares	8.12
ETF Shares
Market Price	8.00
Net Asset Value	8.10
MSCI US Mid Cap 450 Index	8.12
Mid-Cap Core Funds Average	7.38
Mid-Cap Core Funds Average: Derived from data provided by Lipper Inc.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Signal Shares, Institutional Shares, and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138.

Your Fund’s Total Returns

Six Months Ended June 30, 2011

Total
Returns
Vanguard Mid-Cap Growth Index Fund
Investor Shares	9.17%
ETF Shares
Market Price	9.23
Net Asset Value	9.25
MSCI US Mid Cap Growth Index	9.30
Mid-Cap Growth Funds Average	8.42
Mid-Cap Growth Funds Average: Derived from data provided by Lipper Inc.
Vanguard Mid-Cap Value Index Fund
Investor Shares	6.82%
ETF Shares
Market Price	6.83
Net Asset Value	6.87
MSCI US Mid Cap Value Index	6.90
Mid-Cap Value Funds Average	6.08
Mid-Cap Value Funds Average: Derived from data provided by Lipper Inc.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Signal Shares, Institutional Shares, and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Your Fund’s Performance at a Glance

December 31, 2010 , Through June 30, 2011

			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Extended Market Index Fund
Investor Shares	$41.26	$44.31	$0.009	$0.000
Admiral Shares	41.28	44.36	0.010	0.000
Signal Shares	35.46	38.11	0.009	0.000
Institutional Shares	41.27	44.36	0.011	0.000
Institutional Plus Shares	105.13	109.49	0.027	0.000
(Inception: 1/14/2011)
ETF Shares	54.42	58.47	0.015	0.000
Vanguard Mid-Cap Index Fund
Investor Shares	$20.31	$21.93	$0.002	$0.000
Admiral Shares	92.17	99.62	0.013	0.000
Signal Shares	29.09	31.44	0.004	0.000
Institutional Shares	20.36	22.01	0.003	0.000
Institutional Plus Shares	100.40	108.54	0.015	0.000
ETF Shares	74.42	80.44	0.010	0.000
Vanguard Mid-Cap Growth Index Fund
Investor Shares	$24.46	$26.70	$0.002	$0.000
ETF Shares	62.23	67.98	0.005	0.000
Vanguard Mid-Cap Value Index Fund
Investor Shares	$20.85	$22.27	$0.002	$0.000
ETF Shares	52.97	56.60	0.008	0.000

Chairman’s Letter

Dear Shareholder,

Despite market gyrations in the face of dramatic global events, Vanguard’s four U.S. mid-capitalization index funds delivered strong returns for the six months ending June 30, ranging from more than 9% for Vanguard Mid-Cap Growth Index Fund to close to 7% for Vanguard Mid-Cap Value Index Fund. Returns for Vanguard Mid-Cap Index Fund and Vanguard Extended Market Index Fund, which hold a combination of growth and value stocks, fell in the middle of the range.

All four mid-cap funds closely tracked their respective benchmark indexes. While the Extended Market Index Fund return was in line with the 7.38% return of its peer group, the other three funds bested the average returns posted by their peers.

After the close of the period, we announced that in late September, the Mid-Cap Growth and Value Index Funds will introduce low-cost Admiral Shares, part of Vanguard’s ongoing efforts to reduce the cost of investing. (The other funds in this report already offer Admiral Shares.) Admiral shares are available to clients with a fund balance of $10,000 or more. We expect the expense ratio of the new shares to be 0.10%.

For stock markets, a ragged six-month gain
Global stock markets climbed unsteadily as investor attitudes swung from giddy optimism about the strength of corporate earnings to fears that the slow, grinding recovery was losing momentum. Stock prices rallied through the first four months of 2011, pulled back as economic news turned gloomier, then bounced back at the end of the period.

Low yields, solid returns in the bond market
Bonds delivered solid six-month returns even as interest rates hovered near generational lows. Bond prices rallied in the spring as economic anxiety prompted a search for safer havens in fixed income. The broad taxable bond market returned almost 3%. The municipal market performed even better.

The yields on money market instruments remained nearly invisible, consistent with the Federal Reserve Board’s target for short-term interest rates, which since December 2008 has been anchored between 0% and 0.25%.

In a strong mid-cap market growth led value
The four mid-cap index funds finished the period a few steps ahead of the broad market. The Mid-Cap Growth Index Fund got a boost from its holdings in the consumer discretionary and health-care sectors. Consumer discretionary stocks, including media and textiles, apparel, and luxury goods holdings, posted double-digit returns as consumer spending held up in the face of higher food and energy costs. That sector also lifted the returns of the Mid-Cap Index Fund and the Extended Market Index Fund.

Market Barometer

			Total Returns
		Periods Ended June 30, 2011
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	6.37%	31.93%	3.30%
Russell 2000 Index (Small-caps)	6.21	37.41	4.08
Dow Jones U.S. Total Stock Market Index	6.01	32.26	3.66
MSCI All Country World Index ex USA (International)	3.80	29.73	3.67

Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	2.72%	3.90%	6.52%
Barclays Capital Municipal Bond Index (Broad
tax-exempt market)	4.42	3.48	4.93
Citigroup Three-Month U.S. Treasury Bill Index	0.06	0.14	1.86

CPI
Consumer Price Index	2.99%	3.56%	2.15%

Health care buoyed the return of the Mid-Cap Growth Index Fund, thanks in part to the strength of the biotechnology industry. The Extended Market Index Fund also benefited from its biotechnology stocks, while the Mid-Cap Index Fund was powered by its holdings in health-care providers and services.

The return of the Mid-Cap Growth Index Fund was dampened by its heavy weighting in information technology, its second-largest sector exposure. The fund’s—and the index’s—communications equipment holdings lagged in the face of intense competition and technology spending cuts by state and local governments. The fund also paid a price for its relatively modest exposure to utilities, which posted strong returns as their healthy dividends appealed to investors facing low yields on many fixed income investments. The Mid-Cap Index Fund and the Extended Market Index Fund were also relatively light in utilities.

The weakest performer was the Mid-Cap Value Index Fund. While the fund benefited from its heavy concentration in utilities, its largest sector weighting was in financial stocks, which fared poorly as low trading volumes and asset prices hurt capital market stocks and weak loan and revenue growth hampered the performance of commercial banks. A significant concentration in information technology also detracted.

All four funds captured the returns of their target indexes, a tribute to the skilled portfolio management and sophisticated risk-control and trading systems of the funds’ advisor, Vanguard Quantitative Equity Group. The advisor was helped in this task by the funds’ low expense ratios.

Expense Ratios
Your Fund Compared With Its Peer Group

							Peer
	Investor	Admiral	Signal	Institutional	Institutional	ETF	Group
	Shares	Shares	Shares	Shares	Plus Shares	Shares	Average
Extended Market Index Fund	0.30%	0.16%	0.16%	0.12%	0.10%	0.16%	1.36%
Mid-Cap Index Fund	0.26	0.12	0.12	0.08	0.06	0.12	1.36
Mid-Cap Growth Index Fund	0.26	—	—	—	—	0.12	1.44
Mid-Cap Value Index Fund	0.26	—	—	—	—	0.12	1.39

The fund expense ratios shown are from the prospectus dated April 29, 2011, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2011, the funds’ annualized expense ratios were: for the Extended Market Index Fund, 0.24% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.08% for Institutional Shares, 0.06% for Institutional Plus Shares (since inception, January 14, 2011), and 0.10% for ETF Shares; for the Mid-Cap Index Fund, 0.25% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.08% for Institutional Shares, 0.06% for Institutional Plus Shares, and 0.10% for ETF Shares; for the Mid-Cap Growth Index Fund, 0.24% for Investor Shares and 0.10% for ETF Shares; and for the Mid-Cap Value Index Fund, 0.24% for Investor Shares and 0.10% for ETF Shares. The peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2010.

Peer groups: For the Extended Market and Mid-Cap Index Funds, Mid-Cap Core Funds; for the Mid-Cap Growth Index Fund, Mid-Cap Growth Funds; and for the Mid-Cap Value Index Fund, Mid-Cap Value Funds.

Some age-old counsel for an unsettled time
Over the decades, our counsel to clients has remained consistent: Build a broadly diversified, low-cost portfolio that includes a mix of stock and bond funds and short-term investments consistent with your goals and circumstances.

Since the financial crisis, a series of once-hard-to-imagine developments has reverberated through the global stock and bond markets. Is our simple, straightforward counsel still relevant? In a word, yes.

Impulsive portfolio changes can damage sensible long-term investment plans. A commitment to those plans, by contrast, can help protect your assets from the markets’ inevitable ups and downs. A recent Vanguard study of defined- contribution plans found that, despite significant market shocks, participants, on average, had higher account balances in 2010 than in 2007, the eve of the financial crisis. The increase reflected the benefits of regular contributions, diversification, and the global stock markets’ rebound from crisis lows. For investors seeking exposure to midsize companies in the U.S. stock market, Vanguard’s mid-cap index funds can be a valuable component of a balanced portfolio.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
July 25, 2011

A note on expense ratios
The Expense Ratios table in each report’s Chairman’s Letter displays fund expense ratios from the most recent prospectus. These figures include the funds’ actual operating expenses. For some funds, the figures also include “acquired fund fees and expenses,” which result from the funds’ holdings in business development companies (BDCs).

Although the Securities and Exchange Commission requires that BDC costs be included in a fund’s expense ratio, these fees are not incurred by the fund. They have no impact on a fund’s total return or on its tracking error relative to an index.
A footnote to the Expense Ratios table reports an annualized calculation of the fund’s actual expenses for the period, a more accurate tally of the operating costs incurred by shareholders.

Extended Market Index Fund

Fund Profile
As of June 30, 2011

Share-Class Characteristics

	Investor	Admiral	Signal	Institutional	Institutional	ETF
	Shares	Shares	Shares	Shares	Plus Shares	Shares
Ticker Symbol	VEXMX	VEXAX	VEMSX	VIEIX	VEMPX	VXF
Expense Ratio[1]	0.30%	0.16%	0.16%	0.12%	0.10%	0.16%
30-Day SEC Yield	0.79%	0.93%	0.93%	0.94%	0.96%	0.93%

Portfolio Characteristics
			DJ
		S&P	U.S. Total
		Completion	Market
	Fund	Index	Index
Number of Stocks	3,017	3,264	3,745
Median Market Cap	$2.8B	$2.8B	$30.8B
Price/Earnings Ratio	25.1x	25.6x	17.1x
Price/Book Ratio	2.2x	2.2x	2.2x
Return on Equity	10.7%	11.0%	19.1%
Earnings Growth Rate	5.3%	5.6%	5.8%
Dividend Yield	1.0%	1.0%	1.8%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	12%	—	—
Short-Term Reserves	0.0%	—	—

Volatility Measures
			DJ
		S&P	U.S. Total
	Completion		Market
		Index	Index
R-Squared		1.00	0.96
Beta		1.00	1.18
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Mosaic Co.	Fertilizers &
	Agricultural
	Chemicals	0.6%
General Motors Co.	Automobile
	Manufacturers	0.6
Las Vegas Sands Corp.	Casinos & Gaming	0.5
General Growth
Properties Inc.	Retail REITs	0.4
Green Mountain Coffee	Packaged Foods &
Roasters Inc.	Meats	0.4
Vertex Pharmaceuticals
Inc.	Biotechnology	0.4
LyondellBasell Industries
NV Class A	Specialty Chemicals	0.4
Liberty Global Inc.	Cable & Satellite	0.4
Bunge Ltd.	Agricultural
	Products	0.4
Concho Resources Inc.	Oil & Gas
	Exploration &
	Production	0.3
Top Ten		4.4%
The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 29, 2011, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2011, the annualized expense ratios were 0.24% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.08% for Institutional Shares, 0.06% for Institutional Plus Shares (since inception, January 14, 2011), and 0.10% for ETF Shares.

Extended Market Index Fund

Sector Diversification (% of equity exposure)
			DJ
		S&P	U.S. Total
		Completion	Market
	Fund	Index	Index
Consumer
Discretionary	14.6%	14.0%	12.2%
Consumer Staples	3.6	3.7	9.7
Energy	7.5	7.7	11.2
Financials	18.8	18.7	15.4
Health Care	11.7	11.9	11.3
Industrials	15.2	15.4	11.6
Information
Technology	15.6	16.0	18.4
Materials	7.5	7.0	4.4
Telecommunication
Services	1.6	1.6	2.6
Utilities	3.9	4.0	3.2

Investment Focus

Extended Market Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2000, Through June 30, 2011

Note: For 2011, performance data reflect the six months ended June 30, 2011.

Average Annual Total Returns: Periods Ended June 30, 2011

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	12/21/1987	39.28%	5.42%	7.14%
Admiral Shares	11/13/2000	39.48	5.58	7.27
Signal Shares	9/1/2006	39.50	—	5.97[1]
Institutional Shares	7/7/1997	39.54	5.62	7.33
Institutional Plus Shares	1/14/2011	—	—	4.17[1]
ETF Shares	12/27/2001
Market Price		39.51	5.61	8.33[1]
Net Asset Value		39.47	5.59	8.33[1]
1 Return since inception.

See Financial Highlights for dividend and capital gains information.

Extended Market Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of June 30, 2011

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Consumer Discretionary
* General Motors Co.	4,249,500	129,015	0.6%
* Las Vegas Sands Corp.	2,442,650	103,104	0.5%
* BorgWarner Inc.	763,975	61,722	0.3%
* Sirius XM Radio Inc.	27,529,420	60,289	0.3%
* Dollar Tree Inc.	853,034	56,829	0.3%
* Liberty Global Inc.	1,286,320	54,926	0.3%
* Charter Communications Inc. Class A	799,200	43,365	0.2%
* DISH Network Corp. Class A	1,396,120	42,819	0.2%
* Fossil Inc.	348,387	41,012	0.2%
Consumer Discretionary—Other †		2,347,441	11.7%
		2,940,522	14.6%
Consumer Staples
* Green Mountain Coffee Roasters Inc.	871,171	77,761	0.4%
Bunge Ltd.	1,027,174	70,824	0.4%
Herbalife Ltd.	831,392	47,921	0.2%
Church & Dwight Co. Inc.	994,460	40,315	0.2%
Consumer Staples—Other †		490,397	2.4%
		727,218	3.6%
Energy
* Concho Resources Inc.	721,192	66,241	0.3%
Cimarex Energy Co.	595,859	53,580	0.3%
* Petrohawk Energy Corp.	2,119,242	52,282	0.3%
* Ultra Petroleum Corp.	1,066,872	48,863	0.3%
* Whiting Petroleum Corp.	823,945	46,891	0.2%
Energy—Other †		1,235,120	6.1%
		1,502,977	7.5%
Financials
General Growth Properties Inc.	4,925,100	82,200	0.4%
* CIT Group Inc.	1,397,900	61,871	0.3%
Macerich Co.	913,156	48,854	0.3%
SL Green Realty Corp.	578,253	47,920	0.2%

Extended Market Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
New York Community Bancorp Inc.	3,050,897	45,733	0.2%
^ Digital Realty Trust Inc.	661,208	40,849	0.2%
Financials—Other †		3,469,396	17.2%
		3,796,823	18.8%
Health Care
* Vertex Pharmaceuticals Inc.	1,433,873	74,547	0.4%
* Illumina Inc.	858,882	64,545	0.3%
* Alexion Pharmaceuticals Inc.	1,282,479	60,315	0.3%
Perrigo Co.	580,361	50,996	0.3%
* Henry Schein Inc.	642,253	45,979	0.2%
Health Care—Other †		2,057,585	10.2%
		2,353,967	11.7%
Industrials
* Delta Air Lines Inc.	5,883,975	53,956	0.3%
* United Continental Holdings Inc.	2,314,838	52,385	0.3%
Bucyrus International Inc. Class A	568,263	52,087	0.2%
AMETEK Inc.	1,121,867	50,372	0.2%
* Kansas City Southern	765,624	45,424	0.2%
Industrials—Other †		2,796,740	13.9%
		3,050,964	15.1%
Information Technology
* VMware Inc. Class A	555,206	55,648	0.3%
Maxim Integrated Products Inc.	2,060,458	52,665	0.3%
* Rovi Corp.	787,843	45,191	0.2%
* Atmel Corp.	3,191,432	44,903	0.2%
* Informatica Corp.	738,015	43,122	0.2%
* Riverbed Technology Inc.	1,070,926	42,398	0.2%
Information Technology—Other †		2,853,425	14.2%
		3,137,352	15.6%
Materials
Mosaic Co.	1,932,863	130,913	0.6%
LyondellBasell Industries NV Class A	1,905,700	73,408	0.4%
Lubrizol Corp.	448,553	60,227	0.3%
Celanese Corp. Class A	1,089,790	58,097	0.3%
Walter Energy Inc.	434,619	50,329	0.3%
Albemarle Corp.	639,672	44,265	0.2%
* Crown Holdings Inc.	1,087,891	42,232	0.2%
Materials—Other †		1,048,755	5.2%
		1,508,226	7.5%
Telecommunication Services
* Crown Castle International Corp.	1,377,686	56,196	0.3%
* NII Holdings Inc.	1,187,339	50,320	0.2%
Telecommunication Services—Other †		211,944	1.1%
		318,460	1.6%
Utilities
National Fuel Gas Co.	576,418	41,963	0.2%
Utilities—Other †		744,810	3.7%
		786,773	3.9%
Total Common Stocks (Cost $16,358,755)		20,123,282	99.9%[1]

Extended Market Index Fund

			Market	Percentage
			Value	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[2,3] Vanguard Market Liquidity Fund	0.140%	224,219,132	224,219	1.1%

4U.S. Government and Agency Obligations †			6,499	0.0%
Total Temporary Cash Investments (Cost $230,718)			230,718	1.1%[1]
Total Investments (Cost $16,589,473)			20,354,000	101.0%
Other Assets and Liabilities
Other Assets			209,774	1.0%
Liabilities[3]			(413,759)	(2.0%)
			(203,985)	(1.0%)
Net Assets			20,150,015	100.0%

At June 30, 2011, net assets consisted of:
				Amount
				($000)
Paid-in Capital				17,538,938
Undistributed Net Investment Income				55,152
Accumulated Net Realized Losses				(1,210,549)
Unrealized Appreciation (Depreciation)
Investment Securities				3,764,527
Futures Contracts				1,947
Net Assets				20,150,015

Investor Shares—Net Assets
Applicable to 78,709,159 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				3,487,499
Net Asset Value Per Share—Investor Shares				$44.31

Admiral Shares—Net Assets
Applicable to 126,806,364 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				5,624,783
Net Asset Value Per Share—Admiral Shares				$44.36

Signal Shares—Net Assets
Applicable to 63,056,582 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				2,402,938
Net Asset Value Per Share—Signal Shares				$38.11

Institutional Shares—Net Assets
Applicable to 141,688,210 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				6,284,658
Net Asset Value Per Share—Institutional Shares				$44.36

Extended Market Index Fund

Amount
($000)
Institutional Plus Shares—Net Assets
Applicable to 8,917,875 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	976,385
Net Asset Value Per Share—Institutional Plus Shares	$109.49

ETF Shares—Net Assets
Applicable to 23,494,649 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,373,752
Net Asset Value Per Share—ETF Shares	$58.47

See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $168,733,000.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.1% and 0.9%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $187,137,000 of collateral received for securities on loan.
4 Securities with a value of $3,999,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Statement of Operations

Six Months Ended
June 30, 2011
($000)
Investment Income
Income
Dividends	83,429
Interest[1]	120
Security Lending	8,100
Total Income	91,649
Expenses
The Vanguard Group—Note B
Investment Advisory Services	714
Management and Administrative—Investor Shares	3,520
Management and Administrative—Admiral Shares	2,066
Management and Administrative—Signal Shares	728
Management and Administrative—Institutional Shares	1,069
Management and Administrative—Institutional Plus Shares	92
Management and Administrative—ETF Shares	395
Marketing and Distribution—Investor Shares	525
Marketing and Distribution—Admiral Shares	423
Marketing and Distribution—Signal Shares	317
Marketing and Distribution—Institutional Shares	919
Marketing and Distribution—Institutional Plus Shares	16
Marketing and Distribution—ETF Shares	185
Custodian Fees	416
Shareholders’ Reports—Investor Shares	40
Shareholders’ Reports—Admiral Shares	47
Shareholders’ Reports—Signal Shares	27
Shareholders’ Reports—Institutional Shares	36
Shareholders’ Reports—Institutional Plus Shares	—
Shareholders’ Reports—ETF Shares	20
Trustees’ Fees and Expenses	10
Total Expenses	11,565
Net Investment Income	80,084
Realized Net Gain (Loss)
Investment Securities Sold	670,790
Futures Contracts	(1,051)
Realized Net Gain (Loss)	669,739
Change in Unrealized Appreciation (Depreciation)
Investment Securities	571,301
Futures Contracts	2,214
Change in Unrealized Appreciation (Depreciation)	573,515
Net Increase (Decrease) in Net Assets Resulting from Operations	1,323,338

1 Interest income from an affiliated company of the fund was $111,000.
See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	80,084	168,839
Realized Net Gain (Loss)	669,739	613,995
Change in Unrealized Appreciation (Depreciation)	573,515	2,900,916
Net Increase (Decrease) in Net Assets Resulting from Operations	1,323,338	3,683,750
Distributions
Net Investment Income
Investor Shares	(739)	(28,999)
Admiral Shares	(1,271)	(48,417)
Signal Shares	(558)	(18,088)
Institutional Shares	(1,500)	(62,049)
Institutional Plus Shares	(109)	—
ETF Shares	(344)	(10,835)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
ETF Shares	—	—
Total Distributions	(4,521)	(168,388)
Capital Share Transactions
Investor Shares	(164,901)	(1,889,941)
Admiral Shares	76,475	2,110,302
Signal Shares	151,279	40,804
Institutional Shares	206,830	993,622
Institutional Plus Shares	968,103	—
ETF Shares	171,971	105,383
Net Increase (Decrease) from Capital Share Transactions	1,409,757	1,360,170
Total Increase (Decrease)	2,728,574	4,875,532
Net Assets
Beginning of Period	17,421,441	12,545,909
End of Period[1]	20,150,015	17,421,441
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $55,152,000 and ($20,411,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Financial Highlights

Investor Shares

Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$41.26	$32.67	$24.01	$39.89	$38.68	$34.26
Investment Operations
Net Investment Income	.152	.360	.316	.392	.453	.447
Net Realized and Unrealized Gain (Loss)
on Investments	2.907	8.581	8.670	(15.862)	1.214	4.440
Total from Investment Operations	3.059	8.941	8.986	(15.470)	1.667	4.887
Distributions
Dividends from Net Investment Income	(.009)	(.351)	(.326)	(.410)	(.457)	(.467)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.009)	(.351)	(.326)	(.410)	(.457)	(.467)
Net Asset Value, End of Period	$44.31	$41.26	$32.67	$24.01	$39.89	$38.68

Total Return[1]	7.41%	27.37%	37.43%	-38.73%	4.33%	14.27%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,488	$3,405	$4,309	$3,080	$5,254	$6,172
Ratio of Total Expenses to
Average Net Assets	0.24%	0.26%	0.30%	0.25%	0.24%	0.25%
Ratio of Net Investment Income to
Average Net Assets	0.72%	1.07%	1.16%	1.22%	1.13%	1.22%
Portfolio Turnover Rate[2]	12%	10%	17%	13%	14%	16%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Financial Highlights

Admiral Shares

Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$41.28	$32.67	$24.01	$39.90	$38.70	$34.28
Investment Operations
Net Investment Income	.183	.399	.362	.443	.510	.503
Net Realized and Unrealized Gain (Loss)
on Investments	2.907	8.606	8.673	(15.881)	1.214	4.440
Total from Investment Operations	3.090	9.005	9.035	(15.438)	1.724	4.943
Distributions
Dividends from Net Investment Income	(.010)	(.395)	(.375)	(.452)	(.524)	(.523)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.010)	(.395)	(.375)	(.452)	(.524)	(.523)
Net Asset Value, End of Period	$44.36	$41.28	$32.67	$24.01	$39.90	$38.70

Total Return	7.49%	27.57%	37.65%	-38.63%	4.48%	14.43%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,625	$5,161	$2,300	$1,705	$2,811	$3,137
Ratio of Total Expenses to
Average Net Assets	0.10%	0.12%	0.13%	0.10%	0.09%	0.10%
Ratio of Net Investment Income to
Average Net Assets	0.86%	1.21%	1.33%	1.37%	1.28%	1.37%
Portfolio Turnover Rate[1]	12%	10%	17%	13%	14%	16%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Financial Highlights

Signal Shares

Six Months						Sept. 1,
	Ended					2006[1] to
For a Share Outstanding	June 30,			Year Ended December 31,		Dec. 31,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$35.46	$28.08	$20.64	$34.29	$33.26	$30.79
Investment Operations
Net Investment Income	.157	.355	.310	.381	.443	.173
Net Realized and Unrealized Gain (Loss)
on Investments	2.502	7.376	7.451	(13.642)	1.035	2.698
Total from Investment Operations	2.659	7.731	7.761	(13.261)	1.478	2.871
Distributions
Dividends from Net Investment Income	(.009)	(.351)	(.321)	(.389)	(.448)	(.401)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.009)	(.351)	(.321)	(.389)	(.448)	(.401)
Net Asset Value, End of Period	$38.11	$35.46	$28.08	$20.64	$34.29	$33.26

Total Return	7.50%	27.53%	37.62%	-38.61%	4.46%	9.33%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,403	$2,094	$1,661	$1,230	$2,079	$408
Ratio of Total Expenses to
Average Net Assets	0.10%	0.12%	0.13%	0.10%	0.09%	0.10%[2]
Ratio of Net Investment Income to
Average Net Assets	0.86%	1.21%	1.33%	1.37%	1.28%	1.37%[2]
Portfolio Turnover Rate[3]	12%	10%	17%	13%	14%	16%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Financial Highlights

Institutional Shares

Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$41.27	$32.68	$24.02	$39.91	$38.71	$34.29
Investment Operations
Net Investment Income	.189	.429	.374	.458	.523	.513
Net Realized and Unrealized Gain (Loss)
on Investments	2.912	8.586	8.674	(15.882)	1.214	4.440
Total from Investment Operations	3.101	9.015	9.048	(15.424)	1.737	4.953
Distributions
Dividends from Net Investment Income	(.011)	(.425)	(.388)	(.466)	(.537)	(.533)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.011)	(.425)	(.388)	(.466)	(.537)	(.533)
Net Asset Value, End of Period	$44.36	$41.27	$32.68	$24.02	$39.91	$38.71

Total Return	7.51%	27.59%	37.69%	-38.58%	4.51%	14.46%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,285	$5,648	$3,494	$2,442	$3,175	$2,621
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.08%	0.06%	0.06%	0.07%
Ratio of Net Investment Income to
Average Net Assets	0.88%	1.25%	1.38%	1.41%	1.31%	1.40%
Portfolio Turnover Rate[1]	12%	10%	17%	13%	14%	16%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Financial Highlights

ETF Shares

Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008[1]	2007[1]	2006[1]
Net Asset Value, Beginning of Period	$54.42	$43.09	$31.67	$52.62	$51.03	$45.20
Investment Operations
Net Investment Income	.242	.547	.476	.595	.695	.669
Net Realized and Unrealized Gain (Loss)
on Investments	3.823	11.324	11.438	(20.935)	1.592	5.858
Total from Investment Operations	4.065	11.871	11.914	(20.340)	2.287	6.527
Distributions
Dividends from Net Investment Income	(.015)	(.541)	(.494)	(.610)	(.697)	(.697)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.015)	(.541)	(.494)	(.610)	(.697)	(.697)
Net Asset Value, End of Period	$58.47	$54.42	$43.09	$31.67	$52.62	$51.03

Total Return	7.47%	27.55%	37.63%	-38.60%	4.49%	14.46%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,374	$1,113	$781	$484	$559	$409
Ratio of Total Expenses to
Average Net Assets	0.10%	0.12%	0.13%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	0.86%	1.21%	1.33%	1.39%	1.29%	1.39%
Portfolio Turnover Rate[2]	12%	10%	17%	13%	14%	16%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Adjusted to reflect a 2-for-1 share split as of the close of business on June 13, 2008.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Financial Highlights

Institutional Plus Shares

January 14, 2011[1] to
For a Share Outstanding Throughout the Period	June 30, 2011
Net Asset Value, Beginning of Period	$105.13
Investment Operations
Net Investment Income	.461
Net Realized and Unrealized Gain (Loss) on Investments	3.926
Total from Investment Operations	4.387
Distributions
Dividends from Net Investment Income	(.027)
Distributions from Realized Capital Gains	—
Total Distributions	(.027)
Net Asset Value, End of Period	$109.49

Total Return	4.17%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$976
Ratio of Total Expenses to Average Net Assets	0.06%
Ratio of Net Investment Income to Average Net Assets	0.90%
Portfolio Turnover Rate[2]	12%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1 Inception.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Notes to Financial Statements

Vanguard Extended Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers six classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, Institutional Plus Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Signal Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria. Institutional Plus Shares were first issued on January 14, 2011. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2007–2010), and for the period ended June 30, 2011, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

Extended Market Index Fund

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2011, the fund had contributed capital of $3,221,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 1.29% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of June 30, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	20,123,161	—	121
Temporary Cash Investments	224,219	6,499	—
Futures Contracts—Assets[1]	275	—	—
Total	20,347,655	6,499	121
1 Represents variation margin on the last day of the reporting period.

Extended Market Index Fund

The following table summarizes changes in investments valued based on Level 3 inputs during the six months ended June 30, 2011:

Investments in
Common Stocks
Amount Valued Based on Level 3 Inputs	($000)
Balance as of December 31, 2010	—
Transfers in and/or out of Level 3	242
Change in Unrealized Appreciation (Depreciation)	(121)
Balance as of June 30, 2011	121

D. At June 30, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P MidCap 400 Index	September 2011	227	22,167	924
E-mini Russell 2000 Index	September 2011	234	19,314	1,023

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2011, the fund realized $187,938,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2010, the fund had available capital loss carryforwards totaling $1,684,629,000 to offset future net capital gains of $100,407,000 through December 31, 2011, $60,375,000 through December 31, 2014, $168,517,000 through December 31, 2015, $708,199,000 through December 31, 2016, $622,547,000 through December 31, 2017, and $24,584,000 through December 31, 2018. In addition, the fund realized losses of $1,466,000 during the period from November 1, 2010, through December 31, 2010, which are deferred and will be treated as realized for tax purposes in fiscal 2011. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2011; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

Extended Market Index Fund

At June 30, 2011, the cost of investment securities for tax purposes was $16,589,473,000. Net unrealized appreciation of investment securities for tax purposes was $3,764,527,000, consisting of unrealized gains of $5,265,652,000 on securities that had risen in value since their purchase and $1,501,125,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2011, the fund purchased $3,094,129,000 of investment securities and sold $1,543,221,000 of investment securities, other than temporary cash investments.

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		June 30, 2011	December 31, 2010
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	427,768	9,840	1,048,317	29,288
Issued in Lieu of Cash Distributions	730	17	28,559	691
Redeemed	(593,399)	(13,663)	(2,966,817)	(79,368)
Net Increase (Decrease)—Investor Shares	(164,901)	(3,806)	(1,889,941)	(49,389)
Admiral Shares
Issued	416,979	9,600	2,403,983	62,989
Issued in Lieu of Cash Distributions	1,148	27	43,659	1,057
Redeemed	(341,652)	(7,859)	(337,340)	(9,418)
Net Increase (Decrease)—Admiral Shares	76,475	1,768	2,110,302	54,628
Signal Shares
Issued	510,529	13,630	746,516	23,222
Issued in Lieu of Cash Distributions	530	14	17,061	482
Redeemed	(359,780)	(9,642)	(722,773)	(23,810)
Net Increase (Decrease)—Signal Shares	151,279	4,002	40,804	(106)
Institutional Shares
Issued	1,362,200	31,386	2,504,141	70,390
Issued in Lieu of Cash Distributions	1,459	34	60,682	1,471
Redeemed	(1,156,829)	(26,576)	(1,571,201)	(41,938)
Net Increase (Decrease)—Institutional Shares	206,830	4,844	993,622	29,923
Institutional Plus Shares[1]
Issued	1,021,584	9,415	—	—
Issued in Lieu of Cash Distributions	109	1	—	—
Redeemed	(53,590)	(498)	—	—
Net Increase (Decrease)—Institutional Plus Shares	968,103	8,918	—	—
ETF Shares
Issued	641,011	11,042	860,375	17,927
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(469,040)	(8,000)	(754,992)	(15,600)
Net Increase (Decrease)—ETF Shares	171,971	3,042	105,383	2,327
1 Inception was January 14, 2011, for Institutional Plus Shares.

H. In preparing the financial statements as of June 30, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Mid-Cap Index Fund

Fund Profile
As of June 30, 2011

Share-Class Characteristics
	Investor	Admiral	Signal	Institutional	Institutional	ETF
	Shares	Shares	Shares	Shares	Plus Shares	Shares
Ticker Symbol	VIMSX	VIMAX	VMISX	VMCIX	VMCPX	VO
Expense Ratio[1]	0.26%	0.12%	0.12%	0.08%	0.06%	0.12%
30-Day SEC Yield	1.02%	1.16%	1.16%	1.18%	1.20%	1.16%

Portfolio Characteristics
		MSCI US	DJ
		Mid Cap	U.S. Total
		450	Market
	Fund	Index	Index
Number of Stocks	451	447	3,745
Median Market Cap	$6.6B	$6.6B	$30.8B
Price/Earnings Ratio	22.1x	22.2x	17.1x
Price/Book Ratio	2.3x	2.3x	2.2x
Return on Equity	14.8%	14.8%	19.1%
Earnings Growth Rate	5.6%	5.6%	5.8%
Dividend Yield	1.3%	1.3%	1.8%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	19%	—	—
Short-Term Reserves	0.3%	—	—

Volatility Measures
			DJ
	MSCI US		U.S. Total
	Mid Cap 450		Market
		Index	Index
R-Squared		1.00	0.96
Beta		1.00	1.14
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
El Paso Corp.	Oil & Gas Storage &
	Transportation	0.6%
Humana Inc.	Managed Health
	Care	0.6
Cliffs Natural Resources
Inc.	Steel	0.6
Netflix Inc.	Internet Retail	0.5
Dover Corp.	Industrial
	Machinery	0.5
Goodrich Corp.	Aerospace &
	Defense	0.5
Host Hotels & Resorts
Inc.	Specialized REITs	0.5
Green Mountain Coffee	Packaged Foods &
Roasters Inc.	Meats	0.5
AmerisourceBergen	Health Care
Corp. Class A	Distributors	0.5
AvalonBay Communities
Inc.	Residential REITs	0.5
Top Ten		5.3%
The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 29, 2011, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2011, the annualized expense ratios were 0.25% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.08% for Institutional Shares, 0.06% for Institutional Plus Shares, and 0.10% for ETF Shares.

Mid-Cap Index Fund

Sector Diversification (% of equity exposure)
		MSCI US	DJ
		Mid Cap	U.S. Total
		450	Market
	Fund	Index	Index
Consumer
Discretionary	16.8%	16.9%	12.2%
Consumer Staples	4.7	4.7	9.7
Energy	9.2	9.1	11.2
Financials	16.5	16.5	15.4
Health Care	11.4	11.4	11.3
Industrials	11.6	11.6	11.6
Information
Technology	14.9	14.9	18.4
Materials	7.7	7.7	4.4
Telecommunication
Services	1.4	1.4	2.6
Utilities	5.8	5.8	3.2

Investment Focus

Mid-Cap Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2000, Through June 30, 2011

Note: For 2011, performance data reflect the six months ended June 30, 2011.

Average Annual Total Returns: Periods Ended June 30, 2011

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	5/21/1998	38.43%	4.97%	7.49%
Admiral Shares	11/12/2001	38.67	5.10	8.94[1]
Signal Shares	3/30/2007	38.67	—	2.85[1]
Institutional Shares	5/21/1998	38.72	5.15	7.66
Institutional Plus Shares	12/15/2010	—	—	10.47[1]
ETF Shares	1/26/2004
Market Price		38.58	5.08	7.90[1]
Net Asset Value		38.66	5.09	7.90[1]
1 Return since inception.

See Financial Highlights for dividend and capital gains information.

Mid-Cap Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2011

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (99.8%)[1]
Consumer Discretionary (16.9%)
*	Netflix Inc.	610,917	160,482
	Starwood Hotels &
	Resorts Worldwide Inc.	2,336,383	130,931
	Limited Brands Inc.	3,360,694	129,219
	Harley-Davidson Inc.	2,863,527	117,319
	Mattel Inc.	4,239,392	116,541
*	Liberty Media Corp. -
	Interactive	6,939,546	116,376
*	Chipotle Mexican Grill Inc.
	Class A	377,367	116,301
	Ross Stores Inc.	1,447,817	115,999
	Tiffany & Co.	1,459,958	114,636
*	O’Reilly Automotive Inc.	1,715,899	112,409
	Virgin Media Inc.	3,719,325	111,319
*	BorgWarner Inc.	1,358,571	109,759
	Fortune Brands Inc.	1,678,841	107,060
	Genuine Parts Co.	1,916,859	104,277
*	Dollar Tree Inc.	1,522,405	101,423
	Nordstrom Inc.	2,120,421	99,533
*	Sirius XM Radio Inc.	45,439,808	99,513
	Cablevision Systems
	Corp. Class A	2,594,567	93,949
*	CarMax Inc.	2,742,351	90,690
	Autoliv Inc.	1,082,252	84,903
	Darden Restaurants Inc.	1,678,906	83,542
	Family Dollar Stores Inc.	1,536,650	80,766
	Whirlpool Corp.	924,522	75,182
*	TRW Automotive
	Holdings Corp.	1,266,402	74,756
*	Fossil Inc.	632,602	74,470
	Interpublic Group of
	Cos. Inc.	5,947,851	74,348
	Abercrombie & Fitch Co.	1,064,979	71,268
	Wyndham Worldwide
	Corp.	2,106,520	70,884
	Expedia Inc.	2,416,670	70,059

			Market
			Value
		Shares	($000)
*	Liberty Media Corp. -
	Capital	812,296	69,654
	Lear Corp.	1,279,127	68,408
*	Apollo Group Inc.
	Class A	1,561,158	68,191
*	Lululemon Athletica Inc.	604,188	67,560
	Hasbro Inc.	1,499,492	65,873
	PetSmart Inc.	1,429,776	64,869
*	Royal Caribbean
	Cruises Ltd.	1,707,491	64,270
	International Game
	Technology	3,632,845	63,865
*,^	Liberty Global Inc.
	Class A	1,377,738	62,053
	H&R Block Inc.	3,709,590	59,502
	Tractor Supply Co.	883,063	59,059
	Advance Auto Parts Inc.	996,415	58,280
	Newell Rubbermaid Inc.	3,529,440	55,695
*	Liberty Global Inc.	1,303,661	55,666
	Scripps Networks
	Interactive Inc. Class A	1,134,349	55,447
*	MGM Resorts
	International	4,157,723	54,924
	Tupperware Brands Corp.	763,589	51,504
*	Goodyear Tire &
	Rubber Co.	2,954,041	49,539
*	NVR Inc.	68,056	49,373
*	GameStop Corp. Class A	1,840,636	49,090
	Phillips-Van Heusen Corp.	733,429	48,018
	DeVry Inc.	799,706	47,287
^	Garmin Ltd.	1,417,781	46,829
*	Liberty Media Corp. -
	Starz	597,332	44,943
*	Urban Outfitters Inc.	1,595,539	44,914
*	LKQ Corp.	1,684,207	43,941
	Leggett & Platt Inc.	1,779,929	43,395
*	Dick’s Sporting Goods Inc.	1,114,335	42,846
*	Mohawk Industries Inc.	709,343	42,554
	Williams-Sonoma Inc.	1,150,075	41,966
	Gannett Co. Inc.	2,914,031	41,729

Mid-Cap Index Fund

			Market
			Value
		Shares	($000)
	DR Horton Inc.	3,494,122	40,252
	Harman International
	Industries Inc.	846,933	38,595
*	Toll Brothers Inc.	1,824,376	37,838
	Lennar Corp. Class A	1,827,625	33,171
	Guess? Inc.	784,785	33,008
*	Pulte Group Inc.	4,179,841	32,018
	Weight Watchers
	International Inc.	399,508	30,151
	American Eagle
	Outfitters Inc.	2,145,909	27,360
	Washington Post Co.
	Class B	63,185	26,471
*	ITT Educational
	Services Inc.	292,987	22,923
*	Hyatt Hotels Corp. Class A	542,398	22,141
*	Lamar Advertising Co.
	Class A	755,585	20,680
*,^	AutoNation Inc.	545,133	19,957
*	Clear Channel Outdoor
	Holdings Inc. Class A	472,747	6,004
	Lennar Corp. Class B	63,528	933
*	Krispy Kreme
	Doughnuts Inc.
	Warrants Exp. 03/02/2012	8,389	6
			4,980,666
Consumer Staples (4.6%)
*	Green Mountain Coffee
	Roasters Inc.	1,552,535	138,579
	Bunge Ltd.	1,761,597	121,462
	Coca-Cola Enterprises Inc.	4,014,298	117,137
	Dr Pepper Snapple
	Group Inc.	2,723,158	114,182
	Whole Foods Market Inc.	1,793,712	113,811
	JM Smucker Co.	1,447,480	110,645
	Herbalife Ltd.	1,435,863	82,763
*	Hansen Natural Corp.	919,536	74,436
	Tyson Foods Inc. Class A	3,738,442	72,601
	McCormick & Co. Inc.	1,463,825	72,562
	Church & Dwight Co. Inc.	1,733,763	70,287
*	Energizer Holdings Inc.	858,803	62,143
*	Ralcorp Holdings Inc.	668,444	57,874
	Hormel Foods Corp.	1,781,142	53,096
*	Constellation Brands Inc.
	Class A	2,259,292	47,038
*	Smithfield Foods Inc.	1,816,586	39,729
*	Dean Foods Co.	2,231,354	27,379
			1,375,724
Energy (9.2%)
	El Paso Corp.	8,568,817	173,090
	Consol Energy Inc.	2,750,662	133,352
*	FMC Technologies Inc.	2,921,412	130,850
	Pioneer Natural
	Resources Co.	1,274,232	114,133

			Market
			Value
		Shares	($000)
*	Newfield Exploration Co.	1,633,308	111,098
*	Concho Resources Inc.	1,189,913	109,293
	Range Resources Corp.	1,951,292	108,297
*	Denbury Resources Inc.	4,859,448	97,189
	Cimarex Energy Co.	1,039,710	93,491
*	Petrohawk Energy Corp.	3,677,449	90,723
	EQT Corp.	1,722,952	90,489
	QEP Resources Inc.	2,143,511	89,663
*	Nabors Industries Ltd.	3,469,843	85,497
	Helmerich & Payne Inc.	1,292,836	85,482
	Cabot Oil & Gas Corp.	1,267,799	84,068
*	Whiting Petroleum Corp.	1,436,035	81,725
	Arch Coal Inc.	2,563,368	68,339
*	Kinder Morgan
	Management LLC	1,023,004	67,099
*	Plains Exploration &
	Production Co.	1,703,322	64,931
	Sunoco Inc.	1,466,524	61,169
	Core Laboratories NV	547,919	61,115
*	Rowan Cos. Inc.	1,535,922	59,609
	Patterson-UTI Energy Inc.	1,874,758	59,261
	Southern Union Co.	1,439,807	57,808
	SM Energy Co.	771,218	56,669
*	McDermott
	International Inc.	2,838,242	56,225
	Oceaneering
	International Inc.	1,315,873	53,293
*	Dresser-Rand Group Inc.	978,177	52,577
	Holly Corp.	727,586	50,494
	Energen Corp.	876,034	49,496
*	SandRidge Energy Inc.	4,494,462	47,911
*	Tesoro Corp.	1,740,430	39,873
*	Continental
	Resources Inc.	545,921	35,436
*	Forest Oil Corp.	1,312,101	35,046
	EXCO Resources Inc.	1,561,808	27,566
*	Cobalt International
	Energy Inc.	1,416,150	19,302
*	Quicksilver
	Resources Inc.	1,141,788	16,853
*	Alpha Natural
	Resources Inc.	17,472	794
			2,719,306
Financials (16.4%)
	Host Hotels &
	Resorts Inc.	8,273,026	140,228
	AvalonBay
	Communities Inc.	1,046,625	134,387
*	Intercontinental-
	Exchange Inc.	892,196	111,266
	Health Care REIT Inc.	2,092,437	109,706
	Lincoln National Corp.	3,839,608	109,390
	NYSE Euronext	3,175,769	108,834
	SLM Corp.	6,406,340	107,691
	Ventas Inc.	1,980,844	104,410

Mid-Cap Index Fund

			Market
			Value
		Shares	($000)
*	CIT Group Inc.	2,312,997	102,373
	KeyCorp	11,561,133	96,304
	Moody’s Corp.	2,510,168	96,265
	Unum Group	3,765,195	95,937
	Regions Financial Corp.	15,292,298	94,812
	Kimco Realty Corp.	4,941,524	92,110
*	CB Richard Ellis
	Group Inc. Class A	3,540,788	88,909
	Leucadia National Corp.	2,525,049	86,104
	Macerich Co.	1,584,799	84,787
	XL Group plc Class A	3,781,284	83,113
	Willis Group Holdings plc	1,978,067	81,318
	Plum Creek Timber
	Co. Inc.	1,967,781	79,774
	SL Green Realty Corp.	959,645	79,526
	New York Community
	Bancorp Inc.	5,296,759	79,398
	Comerica Inc.	2,149,164	74,297
	Huntington Bancshares
	Inc.	10,496,726	68,859
	Digital Realty Trust Inc.	1,111,119	68,645
	Rayonier Inc.	985,606	64,409
	Federal Realty
	Investment Trust	748,140	63,727
	Nationwide Health
	Properties Inc.	1,537,576	63,671
*	Affiliated Managers
	Group Inc.	626,997	63,609
*	Genworth Financial Inc.
	Class A	5,956,127	61,229
	Torchmark Corp.	947,350	60,763
	People’s United
	Financial Inc.	4,404,640	59,198
	Legg Mason Inc.	1,758,345	57,603
	Alexandria Real Estate
	Equities Inc.	736,136	56,992
	Cincinnati Financial Corp.	1,882,664	54,936
*	MSCI Inc. Class A	1,455,335	54,837
	UDR Inc.	2,218,785	54,471
	Reinsurance Group of
	America Inc. Class A	892,146	54,296
	Everest Re Group Ltd.	661,663	54,091
	PartnerRe Ltd.	780,200	53,717
	Zions Bancorporation	2,222,262	53,356
*	Arch Capital Group Ltd.	1,639,133	52,321
	Marshall & Ilsley Corp.	6,427,918	51,230
	Realty Income Corp.	1,528,220	51,180
	Jones Lang LaSalle Inc.	521,048	49,135
	WR Berkley Corp.	1,457,610	47,285
	Hudson City Bancorp Inc.	5,763,414	47,202
	Liberty Property Trust	1,392,857	45,379
	RenaissanceRe
	Holdings Ltd.	642,177	44,920
*	Markel Corp.	112,250	44,542
	Assurant Inc.	1,214,962	44,067

			Market
			Value
		Shares	($000)
	HCC Insurance
	Holdings Inc.	1,396,887	44,002
	Regency Centers Corp.	995,578	43,776
	Eaton Vance Corp.	1,433,678	43,340
	Chimera Investment
	Corp.	12,486,893	43,205
	Duke Realty Corp.	3,070,070	43,012
	Piedmont Office Realty
	Trust Inc. Class A	2,099,152	42,802
	Axis Capital Holdings Ltd.	1,355,935	41,980
	Raymond James
	Financial Inc.	1,302,039	41,861
	SEI Investments Co.	1,810,217	40,748
	Fidelity National
	Financial Inc. Class A	2,584,022	40,672
	Commerce
	Bancshares Inc.	898,600	38,640
	Cullen/Frost Bankers Inc.	669,532	38,063
*	NASDAQ OMX
	Group Inc.	1,499,407	37,935
	Brown & Brown Inc.	1,475,663	37,866
	Transatlantic Holdings Inc.	757,756	37,138
	White Mountains
	Insurance Group Ltd.	87,249	36,659
	Hospitality Properties
	Trust	1,500,747	36,393
	Old Republic
	International Corp.	2,994,235	35,182
	Weingarten Realty
	Investors	1,390,721	34,991
	Jefferies Group Inc.	1,684,582	34,365
	American Financial
	Group Inc.	957,218	34,163
	Assured Guaranty Ltd.	2,014,425	32,855
	City National Corp.	571,655	31,012
	First Horizon
	National Corp.	3,208,879	30,613
^	Federated Investors Inc.
	Class B	1,140,873	27,198
	Validus Holdings Ltd.	775,953	24,016
	Janus Capital Group Inc.	2,154,601	20,339
	BOK Financial Corp.	332,871	18,231
*,^	St. Joe Co.	846,744	17,646
	CBOE Holdings Inc.	631,185	15,527
*	LPL Investment
	Holdings Inc.	331,723	11,348
*	TFS Financial Corp.	1,127,875	10,918
			4,853,105
Health Care (11.4%)
	Humana Inc.	2,049,189	165,042
	AmerisourceBergen
	Corp. Class A	3,332,561	137,968
*	Mylan Inc.	5,313,961	131,095
*	Vertex Pharmaceuticals
	Inc.	2,485,357	129,214

Mid-Cap Index Fund

			Market
			Value
		Shares	($000)
*	Edwards Lifesciences
	Corp.	1,396,398	121,738
*	Laboratory Corp. of
	America Holdings	1,236,423	119,673
*	Illumina Inc.	1,551,649	116,606
*	Hospira Inc.	2,026,101	114,799
*	Life Technologies Corp.	2,188,460	113,953
	CR Bard Inc.	1,033,943	113,589
*	Waters Corp.	1,110,291	106,299
*	Cerner Corp.	1,723,391	105,316
*	Watson Pharmaceuticals
	Inc.	1,529,866	105,148
*	Alexion Pharmaceuticals
	Inc.	2,220,290	104,420
*	Varian Medical Systems
	Inc.	1,459,568	102,199
*	DaVita Inc.	1,167,133	101,085
	Perrigo Co.	1,010,399	88,784
*	Henry Schein Inc.	1,117,292	79,987
*	CareFusion Corp.	2,712,251	73,692
*	Cephalon Inc.	920,662	73,561
*	Dendreon Corp.	1,792,625	70,701
*	Coventry Health Care Inc.	1,820,946	66,410
*	Mettler-Toledo
	International Inc.	392,933	66,276
	DENTSPLY International
	Inc.	1,728,225	65,811
*	Hologic Inc.	3,171,007	63,959
*	ResMed Inc.	1,863,949	57,689
*	Endo Pharmaceuticals
	Holdings Inc.	1,425,971	57,281
	Universal Health Services
	Inc. Class B	1,095,658	56,459
*	Human Genome Sciences
	Inc.	2,297,913	56,391
*	IDEXX Laboratories Inc.	697,082	54,066
*	Regeneron
	Pharmaceuticals Inc.	853,699	48,413
*	Kinetic Concepts Inc.	787,781	45,400
	Omnicare Inc.	1,420,992	45,316
*	Allscripts Healthcare
	Solutions Inc.	2,311,976	44,899
*	Covance Inc.	734,366	43,599
	Warner Chilcott plc
	Class A	1,695,238	40,906
*	Gen-Probe Inc.	586,935	40,587
	Patterson Cos. Inc.	1,193,920	39,268
*	Alere Inc.	979,937	35,885
	Pharmaceutical Product
	Development Inc.	1,330,550	35,712
	Lincare Holdings Inc.	1,170,326	34,256
*	Community Health
	Systems Inc.	1,130,427	29,029
*	Bio-Rad Laboratories Inc.
	Class A	234,625	28,005

			Market
			Value
		Shares	($000)
*	Charles River Laboratories
	International Inc.	585,091	23,784
			3,354,270
Industrials (11.6%)
	Dover Corp.	2,268,124	153,779
	Goodrich Corp.	1,527,186	145,846
	Fastenal Co.	3,405,755	122,573
	Joy Global Inc.	1,271,624	121,110
	Cooper Industries plc	1,998,827	119,270
	WW Grainger Inc.	717,683	110,272
	Roper Industries Inc.	1,159,094	96,553
*	United Continental
	Holdings Inc.	3,994,614	90,398
*	Stericycle Inc.	986,278	87,897
	AMETEK Inc.	1,954,804	87,771
	Bucyrus International Inc.
	Class A	935,804	85,776
	Textron Inc.	3,356,019	79,236
	Pall Corp.	1,403,856	78,939
	Iron Mountain Inc.	2,190,607	74,678
	Flowserve Corp.	677,570	74,458
*	Kansas City Southern	1,248,343	74,064
	KBR Inc.	1,838,973	69,311
*	Jacobs Engineering
	Group Inc.	1,536,588	66,457
	Pitney Bowes Inc.	2,477,617	56,960
*	AGCO Corp.	1,147,794	56,655
	JB Hunt Transport
	Services Inc.	1,180,271	55,579
*	Owens Corning	1,441,435	53,838
	Donaldson Co. Inc.	886,967	53,821
	Manpower Inc.	995,486	53,408
	Masco Corp.	4,375,635	52,639
	Cintas Corp.	1,589,930	52,515
*	Hertz Global Holdings Inc.	3,279,112	52,072
*	Quanta Services Inc.	2,567,391	51,861
	Equifax Inc.	1,492,220	51,810
*	Verisk Analytics Inc.
	Class A	1,478,846	51,198
	Timken Co.	1,011,537	50,982
	SPX Corp.	614,983	50,835
	RR Donnelley & Sons Co.	2,510,904	49,239
	Pentair Inc.	1,196,443	48,288
	Avery Dennison Corp.	1,234,414	47,685
*	Navistar
	International Corp.	832,395	46,997
*	Foster Wheeler AG	1,518,301	46,126
	Robert Half
	International Inc.	1,689,746	45,674
	Dun & Bradstreet Corp.	604,318	45,650
*	URS Corp.	980,251	43,856
	Towers Watson & Co.
	Class A	662,005	43,500
*	IHS Inc. Class A	508,242	42,398
	Hubbell Inc. Class B	649,671	42,196

Mid-Cap Index Fund

			Market
			Value
		Shares	($000)
*	Sensata Technologies
	Holding NV	1,060,224	39,917
*	Terex Corp.	1,326,398	37,736
*	Babcock & Wilcox Co.	1,348,027	37,354
	MSC Industrial Direct Co.
	Class A	559,076	37,072
*	Aecom Technology Corp.	1,299,063	35,516
	Ryder System Inc.	622,801	35,406
*	Nielsen Holdings NV	1,088,764	33,926
*	Copart Inc.	725,398	33,804
	Harsco Corp.	980,733	31,972
*	Shaw Group Inc.	1,034,084	31,240
	Alliant Techsystems Inc.	407,126	29,040
*	Spirit Aerosystems
	Holdings Inc. Class A	1,308,336	28,783
	Covanta Holding Corp.	1,635,768	26,974
			3,422,910
Information Technology (14.9%)
*	Teradata Corp.	2,036,551	122,600
*	SanDisk Corp.	2,877,845	119,431
*	BMC Software Inc.	2,171,702	118,792
	Xilinx Inc.	3,174,058	115,758
	Amphenol Corp. Class A	2,139,040	115,487
*	NVIDIA Corp.	7,064,001	112,565
*	Fiserv Inc.	1,776,002	111,231
*	F5 Networks Inc.	981,698	108,232
*	Red Hat Inc.	2,346,034	107,683
*	Autodesk Inc.	2,783,054	107,426
*	Western Digital Corp.	2,816,646	102,470
	Avago Technologies Ltd.	2,547,666	96,811
*	Electronic Arts Inc.	4,064,749	95,928
	Maxim Integrated
	Products Inc.	3,604,596	92,133
	Linear Technology Corp.	2,758,174	91,075
	Seagate Technology plc	5,507,371	88,999
	Microchip Technology Inc.	2,290,836	86,846
	KLA-Tencor Corp.	2,033,100	82,300
*	Micron Technology Inc.	10,912,800	81,628
*	Atmel Corp.	5,572,058	78,399
*	Rovi Corp.	1,356,605	77,815
*	Informatica Corp.	1,283,352	74,986
*	Motorola Mobility
	Holdings Inc.	3,401,907	74,978
	National Semiconductor
	Corp.	2,931,867	72,153
*	Akamai Technologies Inc.	2,275,364	71,606
	Computer Sciences Corp.	1,885,629	71,578
	Harris Corp.	1,555,412	70,087
*	Riverbed Technology Inc.	1,742,946	69,003
*	Lam Research Corp.	1,502,058	66,511
	VeriSign Inc.	1,986,475	66,467
	FLIR Systems Inc.	1,928,181	64,999
*	Nuance Communications
	Inc.	2,923,486	62,767
*	ANSYS Inc.	1,115,860	61,004

			Market
			Value
		Shares	($000)
*	SAIC Inc.	3,616,499	60,830
*	Flextronics International
	Ltd.	9,240,379	59,323
*	Avnet Inc.	1,856,261	59,178
*	Trimble Navigation Ltd.	1,485,371	58,880
*	TIBCO Software Inc.	2,017,386	58,545
*	Alliance Data Systems
	Corp.	621,631	58,477
*	Arrow Electronics Inc.	1,395,887	57,929
*	Equinix Inc.	561,680	56,741
*	ON Semiconductor Corp.	5,372,734	56,253
	Factset Research
	Systems Inc.	535,261	54,768
*	Rackspace Hosting Inc.	1,256,889	53,719
*	LSI Corp.	7,489,783	53,327
*	Skyworks Solutions Inc.	2,254,536	51,809
*	Advanced Micro Devices
	Inc.	7,081,426	49,499
	Global Payments Inc.	969,898	49,465
	Jabil Circuit Inc.	2,383,783	48,152
*	Acme Packet Inc.	679,781	47,673
*	VeriFone Systems Inc.	1,073,641	47,616
*	Synopsys Inc.	1,814,503	46,651
*	Cree Inc.	1,329,648	44,663
*	IAC/InterActiveCorp	1,023,393	39,063
	Total System Services
	Inc.	1,998,674	37,135
*	Brocade Communications
	Systems Inc.	5,730,942	37,022
	Broadridge Financial
	Solutions Inc.	1,523,448	36,669
*	Ingram Micro Inc.	1,906,336	34,581
*	Lexmark International Inc.
	Class A	958,083	28,034
*	Dolby Laboratories Inc.
	Class A	647,437	27,490
*	AOL Inc.	1,302,761	25,873
*	MEMC Electronic
	Materials Inc.	2,806,979	23,944
	Molex Inc.	890,076	22,937
	Lender Processing
	Services Inc.	1,052,332	22,004
	Tellabs Inc.	4,198,751	19,356
	Molex Inc. Class A	779,780	16,750
*	Freescale Semiconductor
	Holdings I Ltd.	584,759	10,754
			4,394,858
Materials (7.6%)
	Cliffs Natural Resources
	Inc.	1,758,780	162,599
	CF Industries Holdings
	Inc.	866,876	122,810
	Sigma-Aldrich Corp.	1,482,541	108,789
	Lubrizol Corp.	779,001	104,596
	Celanese Corp. Class A	1,896,367	101,095

Mid-Cap Index Fund

			Market
			Value
		Shares	($000)
	Sherwin-Williams Co.	1,108,300	92,953
	Eastman Chemical Co.	860,144	87,795
	Walter Energy Inc.	751,729	87,050
	United States Steel Corp.	1,747,849	80,471
	Ball Corp.	2,040,243	78,468
	Allegheny Technologies
	Inc.	1,225,807	77,802
	FMC Corp.	869,077	74,758
*	Crown Holdings Inc.	1,892,462	73,465
	Albemarle Corp.	1,058,336	73,237
	MeadWestvaco Corp.	2,047,001	68,186
	Airgas Inc.	972,517	68,115
	International Flavors &
	Fragrances Inc.	975,690	62,678
	Ashland Inc.	960,962	62,097
	Vulcan Materials Co.	1,569,052	60,456
	Rock-Tenn Co. Class A	842,127	55,867
*	Owens-Illinois Inc.	1,990,410	51,373
	Sealed Air Corp.	1,936,802	46,077
	Reliance Steel &
	Aluminum Co.	907,628	45,064
	Nalco Holding Co.	1,601,093	44,526
	Martin Marietta Materials
	Inc.	553,144	44,235
	Bemis Co. Inc.	1,301,355	43,960
	Huntsman Corp.	2,331,382	43,947
*	Molycorp Inc.	713,990	43,596
	Sonoco Products Co.	1,219,192	43,330
	Steel Dynamics Inc.	2,517,078	40,903
	Valspar Corp.	1,122,387	40,473
	Scotts Miracle-Gro Co.
	Class A	563,938	28,936
	Titanium Metals Corp.	1,098,000	20,115
	Greif Inc. Class A	287,205	18,677
			2,258,499
Telecommunication Services (1.4%)
	Frontier Communications
	Corp.	12,082,803	97,508
*	NII Holdings Inc.	2,063,489	87,451
	Windstream Corp.	6,131,461	79,464
*	SBA Communications
	Corp. Class A	1,397,175	53,358
*	MetroPCS
	Communications Inc.	3,035,113	52,234
	Telephone &
	Data Systems Inc. -
	Special Common Shares	591,556	15,931
	Telephone &
	Data Systems Inc.	274,425	8,529
*	United States Cellular
	Corp.	160,155	7,755
*,^	Clearwire Corp. Class A	1,636,375	6,185
			408,415

			Market
			Value
		Shares	($000)
Utilities (5.8%)
	DTE Energy Co.	2,060,079	103,045
	CenterPoint Energy Inc.	4,907,191	94,954
	Oneok Inc.	1,236,059	91,481
	Wisconsin Energy Corp.	2,842,551	89,114
	Constellation Energy
	Group Inc.	2,308,347	87,625
	Ameren Corp.	2,924,558	84,344
	Northeast Utilities	2,145,998	75,475
*	NRG Energy Inc.	3,009,611	73,976
	NiSource Inc.	3,395,693	68,763
	American Water Works
	Co. Inc.	2,130,242	62,736
	National Fuel Gas Co.	850,967	61,950
*	Calpine Corp.	3,781,644	60,998
	CMS Energy Corp.	3,065,515	60,360
	OGE Energy Corp.	1,187,052	59,732
	Pinnacle West Capital
	Corp.	1,322,525	58,958
	SCANA Corp.	1,476,918	58,146
	NSTAR	1,259,428	57,908
	Alliant Energy Corp.	1,348,025	54,811
	Pepco Holdings Inc.	2,736,554	53,719
	MDU Resources
	Group Inc.	2,294,920	51,636
	Integrys Energy
	Group Inc.	948,354	49,163
	TECO Energy Inc.	2,481,926	46,884
	NV Energy Inc.	2,864,287	43,967
	DPL Inc.	1,448,652	43,691
	UGI Corp.	1,350,858	43,079
	AGL Resources Inc.	948,244	38,603
	Aqua America Inc.	1,677,358	36,868
			1,711,986
Total Common Stocks
(Cost $24,050,610)			29,479,739
Temporary Cash Investments (0.6%)[1]
Money Market Fund (0.6%)
[2,3]	Vanguard Market
	Liquidity Fund,
	0.140%	171,397,000	171,397

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.0%)
[4,5]	Fannie Mae Discount
	Notes, 0.085%, 8/24/11	100	100
[4,5]	Federal Home Loan
	Bank Discount Notes,
	0.090%, 7/6/11	500	500

Mid-Cap Index Fund

Face		Market
Amount		Value
($000)		($000)
[4,5] Federal Home Loan
Bank Discount Notes,
0.070%, 8/17/11	100	100
[4,5] Freddie Mac Discount
Notes, 0.080%, 8/15/11	300	300
		1,000
Total Temporary Cash Investments
(Cost $172,396)		172,397
Total Investments (100.4%)
(Cost $24,223,006)		29,652,136
Other Assets and Liabilities (-0.4%)
Other Assets		137,454
Liabilities[3]		(266,832)
		(129,378)
Net Assets (100%)		29,522,758

At June 30, 2011, net assets consisted of:
		Amount
		($000)
Paid-in Capital		26,845,396
Undistributed Net Investment Income		129,970
Accumulated Net Realized Losses		(2,882,093)
Unrealized Appreciation (Depreciation)
Investment Securities		5,429,130
Futures Contracts		355
Net Assets		29,522,758

Investor Shares—Net Assets
Applicable to 239,061,465 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)		5,243,509
Net Asset Value Per Share—
Investor Shares		$21.93

Amount
($000)
Admiral Shares—Net Assets
Applicable to 67,011,758 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	6,675,477
Net Asset Value Per Share—
Admiral Shares	$99.62

Signal Shares—Net Assets
Applicable to 122,396,084 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	3,847,660
Net Asset Value Per Share—
Signal Shares	$31.44

Institutional Shares—Net Assets
Applicable to 339,857,512 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	7,479,004
Net Asset Value Per Share—
Institutional Shares	$22.01

Institutional Plus Shares—Net Assets
Applicable to 21,387,714 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	2,321,416
Net Asset Value Per Share—
Institutional Plus Shares	$108.54

ETF Shares—Net Assets
Applicable to 49,176,902 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	3,955,692
Net Asset Value Per Share—
ETF Shares	$80.44

See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $67,679,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.8% and 0.6%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $70,224,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
5 Securities with a value of $900,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Statement of Operations

Six Months Ended
June 30, 2011
($000)
Investment Income
Income
Dividends	175,762
Interest[1]	37
Security Lending	2,387
Total Income	178,186
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,050
Management and Administrative—Investor Shares	5,513
Management and Administrative—Admiral Shares	2,510
Management and Administrative—Signal Shares	1,113
Management and Administrative—Institutional Shares	1,429
Management and Administrative—Institutional Plus Shares	353
Management and Administrative—ETF Shares	1,185
Marketing and Distribution—Investor Shares	919
Marketing and Distribution—Admiral Shares	492
Marketing and Distribution—Signal Shares	471
Marketing and Distribution—Institutional Shares	1,134
Marketing and Distribution—Institutional Plus Shares	72
Marketing and Distribution—ETF Shares	530
Custodian Fees	343
Shareholders’ Reports—Investor Shares	78
Shareholders’ Reports—Admiral Shares	72
Shareholders’ Reports—Signal Shares	10
Shareholders’ Reports—Institutional Shares	47
Shareholders’ Reports—Institutional Plus Shares	—
Shareholders’ Reports—ETF Shares	50
Trustees’ Fees and Expenses	14
Total Expenses	17,385
Net Investment Income	160,801
Realized Net Gain (Loss)
Investment Securities Sold	1,689,706
Futures Contracts	(43)
Realized Net Gain (Loss)	1,689,663
Change in Unrealized Appreciation (Depreciation)
Investment Securities	315,041
Futures Contracts	306
Change in Unrealized Appreciation (Depreciation)	315,347
Net Increase (Decrease) in Net Assets Resulting from Operations	2,165,811

1 Interest income from an affiliated company of the fund was $37,000.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	160,801	298,540
Realized Net Gain (Loss)	1,689,663	523,034
Change in Unrealized Appreciation (Depreciation)	315,347	4,336,792
Net Increase (Decrease) in Net Assets Resulting from Operations	2,165,811	5,158,366
Distributions
Net Investment Income
Investor Shares	(523)	(59,374)
Admiral Shares	(874)	(67,510)
Signal Shares	(435)	(34,170)
Institutional Shares	(1,043)	(96,109)
Institutional Plus Shares	(237)	(5,114)
ETF Shares	(468)	(39,719)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
ETF Shares	—	—
Total Distributions	(3,580)	(301,996)
Capital Share Transactions
Investor Shares	(797,452)	(2,655,777)
Admiral Shares	143,489	3,143,756
Signal Shares	776,550	(69,360)
Institutional Shares	(923,648)	302,287
Institutional Plus Shares	1,798,760	439,890
ETF Shares	303,196	556,238
Net Increase (Decrease) from Capital Share Transactions	1,300,895	1,717,034
Total Increase (Decrease)	3,463,126	6,573,404
Net Assets
Beginning of Period	26,059,632	19,486,228
End of Period[1]	29,522,758	26,059,632
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $129,970,000 and ($27,251,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Financial Highlights

Investor Shares

Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$20.31	$16.36	$11.80	$20.70	$19.78	$17.63
Investment Operations
Net Investment Income	.105	.214	.171	.224	.269	.253
Net Realized and Unrealized Gain (Loss)
on Investments	1.517	3.951	4.571	(8.894)	.918	2.144
Total from Investment Operations	1.622	4.165	4.742	(8.670)	1.187	2.397
Distributions
Dividends from Net Investment Income	(.002)	(.215)	(.182)	(.230)	(.267)	(.247)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.002)	(.215)	(.182)	(.230)	(.267)	(.247)
Net Asset Value, End of Period	$21.93	$20.31	$16.36	$11.80	$20.70	$19.78

Total Return[1]	7.99%	25.46%	40.22%	-41.82%	6.02%	13.60%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,244	$5,602	$6,789	$4,652	$8,075	$7,677
Ratio of Total Expenses to
Average Net Assets	0.25%	0.26%	0.27%	0.22%	0.21%	0.22%
Ratio of Net Investment Income to
Average Net Assets	1.01%	1.25%	1.32%	1.36%	1.30%	1.43%
Portfolio Turnover Rate[2]	19%	16%	21%	24%	19%	18%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Financial Highlights

Admiral Shares

Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$92.17	$74.23	$53.49	$93.93	$89.73	$79.98
Investment Operations
Net Investment Income	.556	1.049	.855	1.099	1.327	1.226
Net Realized and Unrealized Gain (Loss)
on Investments	6.907	17.946	20.782	(40.405)	4.188	9.725
Total from Investment Operations	7.463	18.995	21.637	(39.306)	5.515	10.951
Distributions
Dividends from Net Investment Income	(.013)	(1.055)	(.897)	(1.134)	(1.315)	(1.201)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.013)	(1.055)	(.897)	(1.134)	(1.315)	(1.201)
Net Asset Value, End of Period	$99.62	$92.17	$74.23	$53.49	$93.93	$89.73

Total Return	8.10%	25.59%	40.48%	-41.78%	6.17%	13.69%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,675	$6,036	$2,184	$1,601	$2,975	$4,075
Ratio of Total Expenses to
Average Net Assets	0.10%	0.12%	0.14%	0.11%	0.10%	0.13%
Ratio of Net Investment Income to
Average Net Assets	1.16%	1.39%	1.45%	1.47%	1.41%	1.52%
Portfolio Turnover Rate[1]	19%	16%	21%	24%	19%	18%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Financial Highlights

Signal Shares

	Six Months				March 30,
	Ended				2007[1] to
	June 30,		Year Ended December 31,		Dec. 31,
For a Share Outstanding Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$29.09	$23.43	$16.89	$29.66	$29.63
Investment Operations
Net Investment Income	.176	.341	.271	.349	.300
Net Realized and Unrealized Gain (Loss)
on Investments	2.178	5.662	6.552	(12.759)	.138
Total from Investment Operations	2.354	6.003	6.823	(12.410)	.438
Distributions
Dividends from Net Investment Income	(.004)	(.343)	(.283)	(.360)	(.408)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.004)	(.343)	(.283)	(.360)	(.408)
Net Asset Value, End of Period	$31.44	$29.09	$23.43	$16.89	$29.66

Total Return	8.09%	25.62%	40.43%	-41.78%	1.50%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,848	$2,831	$2,346	$1,609	$2,458
Ratio of Total Expenses to
Average Net Assets	0.10%	0.12%	0.14%	0.11%	0.10%[2]
Ratio of Net Investment Income to
Average Net Assets	1.16%	1.39%	1.45%	1.47%	1.41%[2]
Portfolio Turnover Rate[3]	19%	16%	21%	24%	19%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Financial Highlights

Institutional Shares

Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$20.36	$16.40	$11.82	$20.76	$19.83	$17.67
Investment Operations
Net Investment Income	.126	.247	.197	.250	.300	.286
Net Realized and Unrealized Gain (Loss)
on Investments	1.527	3.962	4.588	(8.933)	.928	2.149
Total from Investment Operations	1.653	4.209	4.785	(8.683)	1.228	2.435
Distributions
Dividends from Net Investment Income	(.003)	(.249)	(.205)	(.257)	(.298)	(.275)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.003)	(.249)	(.205)	(.257)	(.298)	(.275)
Net Asset Value, End of Period	$22.01	$20.36	$16.40	$11.82	$20.76	$19.83

Total Return	8.12%	25.67%	40.51%	-41.76%	6.22%	13.78%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,479	$7,795	$5,960	$3,820	$6,162	$4,633
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.08%	0.07%	0.07%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.18%	1.43%	1.51%	1.51%	1.44%	1.57%
Portfolio Turnover Rate[1]	19%	16%	21%	24%	19%	18%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Financial Highlights

Institutional Plus Shares

	Six Months	Dec. 15,
	Ended	2010[1] to
	June 30,	Dec. 31,
For a Share Outstanding Throughout Each Period	2011	2010
Net Asset Value, Beginning of Period	$100.40	$99.45
Investment Operations
Net Investment Income	.630	.079[2]
Net Realized and Unrealized Gain (Loss) on Investments	7.525	2.078
Total from Investment Operations	8.155	2.157
Distributions
Dividends from Net Investment Income	(.015)	(1.207)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.015)	(1.207)
Net Asset Value, End of Period	$108.54	$100.40

Total Return	8.12%	2.17%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,321	$440
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%[3]
Ratio of Net Investment Income to Average Net Assets	1.20%	1.45%[3]
Portfolio Turnover Rate[4]	19%	16%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Financial Highlights

ETF Shares

Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$74.42	$59.97	$43.21	$75.90	$72.48	$64.61
Investment Operations
Net Investment Income	.449	.882	.696	.895	1.042	.992
Net Realized and Unrealized Gain (Loss)
on Investments	5.581	14.454	16.794	(32.656)	3.403	7.851
Total from Investment Operations	6.030	15.336	17.490	(31.761)	4.445	8.843
Distributions
Dividends from Net Investment Income	(.010)	(.886)	(.730)	(.929)	(1.025)	(.973)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.010)	(.886)	(.730)	(.929)	(1.025)	(.973)
Net Asset Value, End of Period	$80.44	$74.42	$59.97	$43.21	$75.90	$72.48

Total Return	8.10%	25.57%	40.49%	-41.79%	6.14%	13.69%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,956	$3,356	$2,207	$1,113	$1,087	$1,582
Ratio of Total Expenses to
Average Net Assets	0.10%	0.12%	0.14%	0.12%	0.13%	0.13%
Ratio of Net Investment Income to
Average Net Assets	1.16%	1.39%	1.45%	1.46%	1.38%	1.52%
Portfolio Turnover Rate[1]	19%	16%	21%	24%	19%	18%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Notes to Financial Statements

Vanguard Mid-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers six classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, Institutional Plus Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Signal Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2007–2010), and for the period ended June 30, 2011, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

Mid-Cap Index Fund

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2011, the fund had contributed capital of $4,739,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 1.90% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of June 30, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	29,479,739	—	—
Temporary Cash Investments	171,397	1,000	—
Futures Contracts—Assets[1]	43	—	—
Total	29,651,179	1,000	—
1 Represents variation margin on the last day of the reporting period.

Mid-Cap Index Fund

D. At June 30, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P MidCap Index	September 2011	80	7,812	355

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2011, the fund realized $626,661,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2010, the fund had available capital loss carryforwards totaling $3,627,445,000 to offset future net capital gains of $14,378,000 through December 31, 2011, $63,490,000 through December 31, 2014, $1,194,245,000 through December 31, 2016, $1,793,234,000 through December 31, 2017, and $562,098,000 through December 31, 2018. In addition, the fund realized losses of $158,499,000 during the period from November 1, 2010, through December 31, 2010, which are deferred and will be treated as realized for tax purposes in fiscal 2011. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2011; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2011, the cost of investment securities for tax purposes was $24,223,006,000. Net unrealized appreciation of investment securities for tax purposes was $5,429,130,000, consisting of unrealized gains of $6,734,081,000 on securities that had risen in value since their purchase and $1,304,951,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2011, the fund purchased $5,634,622,000 of investment securities and sold $4,201,850,000 of investment securities, other than temporary cash investments.

Mid-Cap Index Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		June 30, 2011	December 31, 2010
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	798,561	37,312	1,743,914	98,135
Issued in Lieu of Cash Distributions	504	24	56,226	2,771
Redeemed	(1,596,517)	(74,139)	(4,455,917)	(239,889)
Net Increase (Decrease)—Investor Shares	(797,452)	(36,803)	(2,655,777)	(138,983)
Admiral Shares
Issued	585,468	6,057	3,454,685	39,996
Issued in Lieu of Cash Distributions	789	8	61,091	663
Redeemed	(442,768)	(4,538)	(372,020)	(4,597)
Net Increase (Decrease)—Admiral Shares	143,489	1,527	3,143,756	36,062
Signal Shares
Issued	1,361,774	44,107	891,891	34,656
Issued in Lieu of Cash Distributions	366	12	29,022	998
Redeemed	(585,590)	(19,056)	(990,273)	(38,445)
Net Increase (Decrease)—Signal Shares	776,550	25,063	(69,360)	(2,791)
Institutional Shares
Issued	1,385,135	64,817	2,012,186	112,232
Issued in Lieu of Cash Distributions	996	47	92,347	4,539
Redeemed	(2,309,779)	(107,899)	(1,802,246)	(97,229)
Net Increase (Decrease)—Institutional Shares	(923,648)	(43,035)	302,287	19,542
Institutional Plus Shares[1]
Issued	1,997,455	18,877	445,711	4,436
Issued in Lieu of Cash Distributions	237	2	5,114	51
Redeemed	(198,932)	(1,870)	(10,935)	(108)
Net Increase (Decrease)—Institutional Plus Shares	1,798,760	17,009	439,890	4,379
ETF Shares
Issued	1,763,399	21,979	2,719,879	40,797
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,460,203)	(17,900)	(2,163,641)	(32,500)
Net Increase (Decrease)—ETF Shares	303,196	4,079	556,238	8,297
1 Inception date was December 15, 2010, for Institutional Plus Shares.

H. In preparing the financial statements as of June 30, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Mid-Cap Growth Index Fund

Fund Profile
As of June 30, 2011

Share-Class Characteristics

	Investor		ETF
	Shares		Shares
Ticker Symbol	VMGIX		VOT
Expense Ratio[1]	0.26%		0.12%
30-Day SEC Yield	0.20%		0.34%

Portfolio Characteristics
	MSCI US		DJ
	Mid Cap		U.S. Total
		Growth	Market
	Fund	Index	Index
Number of Stocks	239	237	3,745
Median Market Cap	$7.5B	$7.5B	$30.8B
Price/Earnings Ratio	26.9x	27.0x	17.1x
Price/Book Ratio	3.8x	3.8x	2.2x
Return on Equity	17.9%	17.8%	19.1%
Earnings Growth Rate	11.0%	11.1%	5.8%
Dividend Yield	0.4%	0.4%	1.8%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	42%	—	—
Short-Term Reserves	0.1%	—	—

Sector Diversification (% of equity exposure)
	MSCI US		DJ
	Mid Cap		U.S. Total
		Growth	Market
	Fund	Index	Index
Consumer
Discretionary	20.7%	20.7%	12.2%
Consumer Staples	3.3	3.3	9.7
Energy	13.5	13.2	11.2
Financials	4.9	4.9	15.4
Health Care	16.8	16.9	11.3
Industrials	12.9	12.9	11.6
Information
Technology	19.3	19.4	18.4
Materials	7.2	7.2	4.4
Telecommunication
Services	1.3	1.3	2.6
Utilities	0.1	0.2	3.2

Volatility Measures
		DJ
	MSCI US	U.S. Total
	Mid Cap	Market
Growth Index		Index
R-Squared	1.00	0.91
Beta	1.00	1.13
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
El Paso Corp.	Oil & Gas Storage &
	Transportation	1.1%
Netflix Inc.	Internet Retail	1.1
Green Mountain Coffee	Packaged Foods &
Roasters Inc.	Meats	0.9
AmerisourceBergen	Health Care
Corp. Class A	Distributors	0.9
Consol Energy Inc.	Coal & Consumable
	Fuels	0.9
Mylan Inc.	Pharmaceuticals	0.9
Starwood Hotels &	Hotels, Resorts &
Resorts Worldwide Inc.	Cruise Lines	0.9
FMC Technologies Inc.	Oil & Gas
	Equipment &
	Services	0.9
Vertex Pharmaceuticals
Inc.	Biotechnology	0.9
CF Industries Holdings	Fertilizers &
Inc.	Agricultural
	Chemicals	0.8
Top Ten		9.3%
The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated April 29, 2011, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2011, the fund’s annualized expense ratios were 0.24% for Investor Shares and 0.10% for ETF Shares.

Mid-Cap Growth Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): August 24, 2006, Through June 30, 2011

Note: For 2011, performance data reflect the six months ended June 30, 2011.

Average Annual Total Returns: Periods Ended June 30, 2011

	Inception	One	Since
	Date	Year	Inception
Investor Shares	8/24/2006	45.41%	6.57%
ETF Shares	8/17/2006
Market Price		45.70	6.39
Net Asset Value		45.64	6.38

See Financial Highlights for dividend and capital gains information.

Mid-Cap Growth Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2011

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (99.7%)
Consumer Discretionary (20.6%)
*	Netflix Inc.	100,968	26,523
	Starwood Hotels &
	Resorts Worldwide Inc.	386,170	21,641
	Harley-Davidson Inc.	473,262	19,390
*	Chipotle Mexican Grill Inc.
	Class A	62,368	19,221
	Ross Stores Inc.	239,260	19,169
	Tiffany & Co.	241,229	18,941
*	O’Reilly Automotive Inc.	283,539	18,575
	Virgin Media Inc.	614,681	18,397
*	BorgWarner Inc.	224,504	18,138
*	Dollar Tree Inc.	251,632	16,764
*	Sirius XM Radio Inc.	7,510,391	16,448
	Cablevision Systems Corp.
	Class A	430,316	15,582
*	CarMax Inc.	453,212	14,988
	Family Dollar Stores Inc.	253,908	13,345
*	Fossil Inc.	104,509	12,303
	Interpublic Group of Cos.
	Inc.	983,005	12,288
	Abercrombie & Fitch Co.	175,993	11,777
	Expedia Inc.	399,385	11,578
*	Liberty Media Corp. -
	Capital	134,262	11,513
*	Apollo Group Inc. Class A	257,951	11,267
*	Lululemon Athletica Inc.	99,867	11,167
	PetSmart Inc.	236,266	10,719
	International Game
	Technology	600,425	10,555
	Tractor Supply Co.	145,972	9,763
	Advance Auto Parts Inc.	164,631	9,629
	Scripps Networks
	Interactive Inc. Class A	187,481	9,164
*	Goodyear Tire & Rubber
	Co.	488,227	8,188
*	TRW Automotive
	Holdings Corp.	136,041	8,030

			Market
			Value
		Shares	($000)
	DeVry Inc.	132,126	7,813
*	Liberty Media Corp. - Starz	98,693	7,426
*	Urban Outfitters Inc.	263,691	7,423
*	LKQ Corp.	278,309	7,261
*	Dick’s Sporting Goods Inc.	184,129	7,080
*	Liberty Global Inc. Class A	147,939	6,663
*	Liberty Global Inc.	140,053	5,980
*	MGM Resorts International	446,675	5,901
	Tupperware Brands Corp.	81,950	5,527
	Phillips-Van Heusen Corp.	79,072	5,177
	Weight Watchers
	International Inc.	66,246	5,000
	Autoliv Inc.	62,786	4,926
*	NVR Inc.	5,643	4,094
*	ITT Educational Services Inc.	48,408	3,787
*	Royal Caribbean Cruises Ltd.	99,055	3,728
	Guess? Inc.	84,372	3,549
*,^	AutoNation Inc.	90,129	3,300
	Harman International
	Industries Inc.	70,223	3,200
*	Pulte Group Inc.	346,579	2,655
	Williams-Sonoma Inc.	66,750	2,436
*	Lamar Advertising Co.
	Class A	81,145	2,221
*	Toll Brothers Inc.	105,832	2,195
*	Hyatt Hotels Corp. Class A	31,395	1,281
*	Clear Channel Outdoor
	Holdings Inc. Class A	50,893	646
			514,332
Consumer Staples (3.2%)
*	Green Mountain Coffee
	Roasters Inc.	256,518	22,897
	Whole Foods Market Inc.	296,431	18,809
	Herbalife Ltd.	237,315	13,679
*	Hansen Natural Corp.	151,908	12,297
*	Energizer Holdings Inc.	141,917	10,269
	Hormel Foods Corp.	103,364	3,081
			81,032

Mid-Cap Growth Index Fund

			Market
			Value
		Shares	($000)
Energy (13.5%)
	El Paso Corp.	1,416,252	28,608
	Consol Energy Inc.	454,597	22,039
*	FMC Technologies Inc.	482,829	21,626
	Pioneer Natural
	Resources Co.	210,531	18,857
*	Concho Resources Inc.	196,675	18,065
	Range Resources Corp.	322,488	17,898
*	Denbury Resources Inc.	803,131	16,063
*	Petrohawk Energy Corp.	607,730	14,993
	QEP Resources Inc.	354,250	14,818
	Helmerich & Payne Inc.	213,662	14,127
	Cabot Oil & Gas Corp.	209,489	13,891
*	Whiting Petroleum Corp.	237,333	13,507
	Arch Coal Inc.	423,607	11,293
	Sunoco Inc.	242,367	10,109
	Core Laboratories NV	90,498	10,094
	SM Energy Co.	127,389	9,361
*	McDermott International
	Inc.	469,049	9,292
*	Newfield Exploration Co.	134,923	9,177
	Oceaneering International
	Inc.	217,449	8,807
*	Dresser-Rand Group Inc.	161,615	8,687
	Holly Corp.	120,329	8,351
*	SandRidge Energy Inc.	742,793	7,918
*	Continental Resources Inc.	90,597	5,881
	EXCO Resources Inc.	258,537	4,563
*	Tesoro Corp.	187,451	4,295
*	Kinder Morgan
	Management LLC	59,309	3,890
*	Forest Oil Corp.	141,276	3,773
*	Cobalt International
	Energy Inc.	234,209	3,192
*	Quicksilver Resources Inc.	188,849	2,787
*	Cameron International
	Corp.	1	—
			335,962
Financials (4.9%)
*	IntercontinentalExchange
	Inc.	147,457	18,389
*	CB Richard Ellis Group Inc.
	Class A	585,159	14,693
	Host Hotels & Resorts Inc.	683,669	11,588
*	Affiliated Managers
	Group Inc.	103,622	10,513
*	MSCI Inc. Class A	240,504	9,062
	Moody’s Corp.	207,376	7,953
	Eaton Vance Corp.	236,957	7,163
	Leucadia National Corp.	208,610	7,114
	SEI Investments Co.	299,159	6,734
	Brown & Brown Inc.	243,887	6,258
	Jones Lang LaSalle Inc.	55,952	5,276
	Digital Realty Trust Inc.	64,451	3,982

			Market
			Value
		Shares	($000)
	Federal Realty Investment
	Trust	43,448	3,701
	Janus Capital Group Inc.	356,426	3,365
	CBOE Holdings Inc.	104,739	2,577
*	TFS Financial Corp.	186,475	1,805
*,^	St. Joe Co.	69,968	1,458
			121,631
Health Care (16.8%)
	AmerisourceBergen Corp.
	Class A	550,719	22,800
*	Mylan Inc.	878,227	21,666
*	Vertex Pharmaceuticals Inc.	410,773	21,356
*	Edwards Lifesciences Corp.	230,712	20,113
*	Laboratory Corp. of
	America Holdings	204,300	19,774
*	Illumina Inc.	256,385	19,267
*	Hospira Inc.	334,855	18,973
*	Life Technologies Corp.	361,718	18,835
	CR Bard Inc.	170,878	18,773
*	Waters Corp.	183,451	17,564
*	Cerner Corp.	284,802	17,404
*	Alexion Pharmaceuticals
	Inc.	366,904	17,255
*	Varian Medical Systems
	Inc.	241,228	16,891
*	DaVita Inc.	192,871	16,705
	Perrigo Co.	166,974	14,672
*	Henry Schein Inc.	184,619	13,217
*	Dendreon Corp.	296,261	11,685
*	Mettler-Toledo
	International Inc.	64,852	10,939
	DENTSPLY International
	Inc.	285,622	10,876
*	ResMed Inc.	308,077	9,535
*	Human Genome Sciences
	Inc.	379,788	9,320
*	IDEXX Laboratories Inc.	115,153	8,931
*	Regeneron
	Pharmaceuticals Inc.	141,086	8,001
*	Allscripts Healthcare
	Solutions Inc.	382,106	7,420
*	Covance Inc.	121,379	7,206
*	Gen-Probe Inc.	96,939	6,703
	Patterson Cos. Inc.	197,333	6,490
*	CareFusion Corp.	224,902	6,111
*	Endo Pharmaceuticals
	Holdings Inc.	117,753	4,730
*	Bio-Rad Laboratories Inc.
	Class A	38,778	4,629
	Warner Chilcott plc
	Class A	182,581	4,406
	Lincare Holdings Inc.	67,910	1,988
*	Charles River Laboratories
	International Inc.	48,334	1,965

Mid-Cap Growth Index Fund

			Market
			Value
		Shares	($000)
*	Community Health
	Systems Inc.	65,398	1,679
			417,879
Industrials (12.9%)
	Fastenal Co.	562,851	20,257
	Joy Global Inc.	210,118	20,012
	WW Grainger Inc.	118,532	18,212
	Roper Industries Inc.	191,522	15,954
*	Stericycle Inc.	162,960	14,523
	AMETEK Inc.	323,044	14,505
	Bucyrus International Inc.
	Class A	154,612	14,172
	Textron Inc.	554,611	13,094
	Iron Mountain Inc.	362,063	12,343
	Flowserve Corp.	111,926	12,300
*	Kansas City Southern	206,256	12,237
*	Jacobs Engineering
	Group Inc.	253,878	10,980
*	AGCO Corp.	189,710	9,364
	JB Hunt Transport
	Services Inc.	195,071	9,186
	Donaldson Co. Inc.	146,566	8,894
*	Verisk Analytics Inc.
	Class A	244,415	8,462
*	Navistar International Corp.	137,516	7,764
*	Foster Wheeler AG	250,870	7,621
	Robert Half International
	Inc.	279,238	7,548
	Dun & Bradstreet Corp.	99,824	7,541
*	IHS Inc. Class A	83,956	7,004
*	Sensata Technologies
	Holding NV	175,179	6,595
	Pall Corp.	116,278	6,538
*	Babcock & Wilcox Co.	222,771	6,173
	MSC Industrial Direct Co.
	Class A	92,392	6,126
*	Nielsen Holdings NV	179,909	5,606
*	Copart Inc.	119,545	5,571
*	Shaw Group Inc.	171,523	5,182
*	Spirit Aerosystems
	Holdings Inc. Class A	216,467	4,762
	Covanta Holding Corp.	270,463	4,460
	Manpower Inc.	82,549	4,429
	SPX Corp.	50,964	4,213
*	Owens Corning	83,626	3,123
	Masco Corp.	253,895	3,054
*	Hertz Global Holdings Inc.	190,265	3,021
			320,826
Information Technology (19.3%)
*	Teradata Corp.	336,508	20,258
*	BMC Software Inc.	358,862	19,630
	Amphenol Corp. Class A	353,480	19,084
*	NVIDIA Corp.	1,167,482	18,604
*	Fiserv Inc.	293,490	18,381

			Market
			Value
		Shares	($000)
*	F5 Networks Inc.	162,223	17,885
*	Red Hat Inc.	387,679	17,794
*	Autodesk Inc.	459,979	17,755
	Avago Technologies Ltd.	421,006	15,998
*	Electronic Arts Inc.	671,800	15,855
	Linear Technology Corp.	455,812	15,051
*	Atmel Corp.	920,954	12,958
*	Rovi Corp.	224,196	12,860
*	Motorola Mobility
	Holdings Inc.	562,226	12,391
*	Informatica Corp.	212,055	12,390
*	Akamai Technologies Inc.	376,063	11,835
*	Riverbed Technology Inc.	288,011	11,402
	VeriSign Inc.	328,304	10,985
	FLIR Systems Inc.	318,653	10,742
*	Nuance Communications
	Inc.	483,181	10,374
*	ANSYS Inc.	184,392	10,081
*	SanDisk Corp.	237,812	9,869
*	Trimble Navigation Ltd.	245,495	9,731
*	TIBCO Software Inc.	333,362	9,674
*	Alliance Data Systems
	Corp.	102,721	9,663
	Xilinx Inc.	262,228	9,563
*	Equinix Inc.	92,761	9,371
*	ON Semiconductor Corp.	888,018	9,298
	Factset Research
	Systems Inc.	88,474	9,053
*	Rackspace Hosting Inc.	207,679	8,876
*	Skyworks Solutions Inc.	372,579	8,562
*	Western Digital Corp.	232,730	8,467
*	Advanced Micro
	Devices Inc.	1,170,379	8,181
	Global Payments Inc.	160,216	8,171
*	Acme Packet Inc.	112,357	7,880
*	VeriFone Systems Inc.	177,457	7,870
	National Semiconductor
	Corp.	314,897	7,750
*	Cree Inc.	219,735	7,381
*	Avnet Inc.	153,357	4,889
*	Dolby Laboratories Inc.
	Class A	107,027	4,544
*	Lam Research Corp.	87,251	3,864
*	AOL Inc.	140,084	2,782
	Lender Processing
	Services Inc.	86,911	1,817
*	Freescale Semiconductor
	Holdings I Ltd.	96,752	1,779
			481,348
Materials (7.1%)
	CF Industries Holdings Inc.	143,203	20,288
	Sigma-Aldrich Corp.	245,002	17,978
	Lubrizol Corp.	128,712	17,282
	Celanese Corp. Class A	313,359	16,705
	Sherwin-Williams Co.	183,138	15,360

Mid-Cap Growth Index Fund

		Market
		Value
	Shares	($000)
Walter Energy Inc.	124,229	14,386
Cliffs Natural Resources
Inc.	145,281	13,431
Ball Corp.	337,129	12,966
* Crown Holdings Inc.	312,802	12,143
Allegheny Technologies
Inc.	131,636	8,355
Nalco Holding Co.	264,579	7,358
* Molycorp Inc.	117,970	7,203
Rock-Tenn Co. Class A	69,904	4,637
FMC Corp.	50,458	4,340
Steel Dynamics Inc.	208,707	3,392
Titanium Metals Corp.	117,911	2,160
		177,984
Telecommunication Services (1.3%)
* NII Holdings Inc.	340,996	14,452
* SBA Communications
Corp. Class A	230,921	8,819
* MetroPCS
Communications Inc.	501,585	8,632
*,^ Clearwire Corp. Class A	271,453	1,026
		32,929
Utilities (0.1%)
* Calpine Corp.	219,428	3,539
Total Common Stocks
(Cost $2,087,451)		2,487,462
Temporary Cash Investment (0.3%)
Money Market Fund (0.3%)
[1,2] Vanguard Market
Liquidity Fund, 0.140%
(Cost $6,774)	6,773,644	6,774
Total Investments (100.0%)
(Cost $2,094,225)		2,494,236
Other Assets and Liabilities (0.0%)
Other Assets		16,740
Liabilities[2]		(17,457)
		(717)
Net Assets (100%)		2,493,519

At June 30, 2011, net assets consisted of:
Amount
($000)
Paid-in Capital	2,400,528
Undistributed Net Investment Income	3,096
Accumulated Net Realized Losses	(310,116)
Unrealized Appreciation (Depreciation)	400,011
Net Assets	2,493,519

Investor Shares—Net Assets
Applicable to 43,833,810 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,170,565
Net Asset Value Per Share—
Investor Shares	$26.70

ETF Shares—Net Assets
Applicable to 19,460,879 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,322,954
Net Asset Value Per Share—
ETF Shares	$67.98

See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $4,669,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $4,943,000 of collateral received for securities on loan.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Statement of Operations

Six Months Ended
June 30, 2011
($000)
Investment Income
Income
Dividends	6,288
Interest[1]	4
Security Lending	205
Total Income	6,497
Expenses
The Vanguard Group—Note B
Investment Advisory Services	139
Management and Administrative—Investor Shares	1,109
Management and Administrative—ETF Shares	343
Marketing and Distribution—Investor Shares	142
Marketing and Distribution—ETF Shares	170
Custodian Fees	52
Shareholders’ Reports—Investor Shares	20
Shareholders’ Reports—ETF Shares	28
Trustees’ Fees and Expenses	1
Total Expenses	2,004
Net Investment Income	4,493
Realized Net Gain (Loss) on Investment Securities Sold	207,929
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(11,582)
Net Increase (Decrease) in Net Assets Resulting from Operations	200,840
1 Interest income from an affiliated company of the fund was $4,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	4,493	9,055
Realized Net Gain (Loss)	207,929	51,868
Change in Unrealized Appreciation (Depreciation)	(11,582)	326,737
Net Increase (Decrease) in Net Assets Resulting from Operations	200,840	387,660
Distributions
Net Investment Income
Investor Shares	(87)	(3,888)
ETF Shares	(93)	(5,293)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Total Distributions	(180)	(9,181)
Capital Share Transactions
Investor Shares	118,290	233,465
ETF Shares	186,975	184,112
Net Increase (Decrease) from Capital Share Transactions	305,265	417,577
Total Increase (Decrease)	505,925	796,056
Net Assets
Beginning of Period	1,987,594	1,191,538
End of Period[1]	2,493,519	1,987,594
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $3,096,000 and ($1,217,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Financial Highlights

Investor Shares

Six Months						Aug. 24,
	Ended					2006[1] to
For a Share Outstanding	June 30,			Year Ended December 31,		Dec. 31,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$24.46	$19.05	$13.43	$25.50	$21.78	$20.00
Investment Operations
Net Investment Income	.040	.104[2]	.084	.059	.081[3]	.090
Net Realized and Unrealized Gain (Loss)
on Investments	2.202	5.408	5.629	(12.065)	3.686	1.770
Total from Investment Operations	2.242	5.512	5.713	(12.006)	3.767	1.860
Distributions
Dividends from Net Investment Income	(.002)	(.102)	(.093)	(.064)	(.047)	(.080)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.002)	(.102)	(.093)	(.064)	(.047)	(.080)
Net Asset Value, End of Period	$26.70	$24.46	$19.05	$13.43	$25.50	$21.78

Total Return[4]	9.17%	28.93%	42.54%	-47.07%	17.30%	9.30%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,171	$958	$546	$275	$389	$24
Ratio of Total Expenses to
Average Net Assets	0.24%	0.26%	0.30%	0.25%	0.24%	0.26%[5]
Ratio of Net Investment Income to
Average Net Assets	0.31%	0.57%[2]	0.55%	0.37%	0.33%	1.00%[5]
Portfolio Turnover Rate[6]	42%	38%	43%	54%	56%	20%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1 Inception.
2 Net investment income per share and the ratio of net investment income to average net assets include $0.011 and 0.06%, respectively, resulting from a special dividend from VeriSign Inc. in December 2010.
3 Calculated based on average shares outstanding.
4 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
5 Annualized.
6 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Financial Highlights

ETF Shares

Six Months						Aug. 17,
	Ended					2006[1] to
For a Share Outstanding	June 30,			Year Ended December 31,		Dec. 31,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$62.23	$48.45	$34.12	$64.85	$55.35	$51.55
Investment Operations
Net Investment Income	.148	.326[2]	.267	.214	.275[3]	.228
Net Realized and Unrealized Gain (Loss)
on Investments	5.607	13.776	14.353	(30.717)	9.378	3.783
Total from Investment Operations	5.755	14.102	14.620	(30.503)	9.653	4.011
Distributions
Dividends from Net Investment Income	(.005)	(.322)	(.290)	(.227)	(.153)	(.211)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.005)	(.322)	(.290)	(.227)	(.153)	(.211)
Net Asset Value, End of Period	$67.98	$62.23	$48.45	$34.12	$64.85	$55.35

Total Return	9.25%	29.11%	42.85%	-47.02%	17.44%	7.78%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,323	$1,030	$646	$413	$377	$22
Ratio of Total Expenses to
Average Net Assets	0.10%	0.12%	0.14%	0.12%	0.13%	0.13%[4]
Ratio of Net Investment Income to
Average Net Assets	0.45%	0.71%[2]	0.71%	0.50%	0.44%	1.13%[4]
Portfolio Turnover Rate[5]	42%	38%	43%	54%	56%	20%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1 Inception.
2 Net investment income per share and the ratio of net investment income to average net assets include $0.028 and 0.06%, respectively, resulting from a special dividend from VeriSign Inc. in December 2010.
3 Calculated based on average shares outstanding.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Notes to Financial Statements

Vanguard Mid-Cap Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2007–2010), and for the period ended June 30, 2011, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

5. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

Mid-Cap Growth Index Fund

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2011, the fund had contributed capital of $401,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.16% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At June 30, 2011, 100% of the fund’s investments were valued based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2011, the fund realized $101,961,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2010, the fund had available capital loss carryforwards totaling $398,186,000 to offset future net capital gains of $35,000 through December 31, 2014, $480,000 through December 31, 2015, $48,884,000 through December 31, 2016, $265,769,000 through December 31, 2017, and $83,018,000 through December 31, 2018. In addition, the fund realized losses of $5,204,000 during the period from November 1, 2010, through December 31, 2010, which are deferred and will be treated as realized for tax purposes in fiscal 2011. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2011; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2011, the cost of investment securities for tax purposes was $2,094,225,000. Net unrealized appreciation of investment securities for tax purposes was $400,011,000, consisting of unrealized gains of $451,566,000 on securities that had risen in value since their purchase and $51,555,000 in unrealized losses on securities that had fallen in value since their purchase.

Mid-Cap Growth Index Fund

E. During the six months ended June 30, 2011, the fund purchased $1,124,289,000 of investment securities and sold $819,594,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		June 30, 2011	December 31, 2010
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	317,128	12,318	414,672	19,377
Issued in Lieu of Cash Distributions	82	3	3,641	148
Redeemed	(198,920)	(7,652)	(184,848)	(9,015)
Net Increase (Decrease)—Investor Shares	118,290	4,669	233,465	10,510
ETF Shares
Issued	522,484	7,817	579,606	10,619
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(335,509)	(4,900)	(395,494)	(7,400)
Net Increase (Decrease)—ETF Shares	186,975	2,917	184,112	3,219

G. In preparing the financial statements as of June 30, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Mid-Cap Value Index Fund

Fund Profile
As of June 30, 2011

Share-Class Characteristics

	Investor		ETF
	Shares		Shares
Ticker Symbol	VMVIX		VOE
Expense Ratio[1]	0.26%		0.12%
30-Day SEC Yield	1.89%		2.03%

Portfolio Characteristics
			DJ
	MSCI US		U.S. Total
	Mid Cap		Market
	Fund	Value Index	Index
Number of Stocks	266	266	3,745
Median Market Cap	$5.8B	$5.8B	$30.8B
Price/Earnings Ratio	18.7x	18.7x	17.1x
Price/Book Ratio	1.6x	1.6x	2.2x
Return on Equity	11.9%	11.9%	19.1%
Earnings Growth Rate	-0.1%	-0.1%	5.8%
Dividend Yield	2.1%	2.1%	1.8%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	38%	—	—
Short-Term Reserves	0.2%	—	—

Sector Diversification (% of equity exposure)
	MSCI US		DJ
	Mid Cap		U.S. Total
		Value	Market
	Fund	Index	Index
Consumer
Discretionary	12.9%	13.0%	12.2%
Consumer Staples	6.1	6.1	9.7
Energy	4.8	4.7	11.2
Financials	28.5	28.5	15.4
Health Care	5.7	5.7	11.3
Industrials	10.3	10.3	11.6
Information
Technology	10.3	10.3	18.4
Materials	8.2	8.2	4.4
Telecommunication
Services	1.5	1.5	2.6
Utilities	11.7	11.7	3.2

Volatility Measures
		DJ
	MSCI US	U.S. Total
	Mid Cap	Market
	Value Index	Index
R-Squared	1.00	0.96
Beta	1.00	1.16
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Humana Inc.	Managed Health
	Care	1.1%
Dover Corp.	Industrial
	Machinery	1.1
Goodrich Corp.	Aerospace &
	Defense	1.0
AvalonBay Communities
Inc.	Residential REITs	0.9
Limited Brands Inc.	Apparel Retail	0.9
Bunge Ltd.	Agricultural
	Products	0.8
Cooper Industries plc	Electrical
	Components &
	Equipment	0.8
Coca-Cola Enterprises
Inc.	Soft Drinks	0.8
Mattel Inc.	Leisure Products	0.8
Liberty Media Corp. -
Interactive	Catalog Retail	0.8
Top Ten		9.0%
The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated April 29, 2011, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2011, the annualized expense ratios were 0.24% for Investor Shares and 0.10% for ETF Shares.

Mid-Cap Value Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): August 24, 2006, Through June 30, 2011

Note: For 2011, performance data reflect the six months ended June 30, 2011.

Average Annual Total Returns: Periods Ended June 30, 2011

	Inception	One	Since
	Date	Year	Inception
Investor Shares	8/24/2006	31.40%	4.14%
ETF Shares	8/17/2006
Market Price		31.62	4.15
Net Asset Value		31.59	4.15

See Financial Highlights for dividend and capital gains information.

Mid-Cap Value Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2011

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (12.9%)
	Limited Brands Inc.	385,266	14,814
	Mattel Inc.	486,000	13,360
*	Liberty Media Corp. -
	Interactive	795,529	13,341
	Fortune Brands Inc.	192,464	12,273
	Genuine Parts Co.	219,820	11,958
	Nordstrom Inc.	243,095	11,411
	Darden Restaurants Inc.	192,492	9,578
	Whirlpool Corp.	106,080	8,626
	Wyndham Worldwide Corp.	241,551	8,128
	Lear Corp.	146,695	7,845
	Hasbro Inc.	171,723	7,544
	H&R Block Inc.	424,693	6,812
	Newell Rubbermaid Inc.	404,713	6,386
	Autoliv Inc.	80,706	6,331
*	GameStop Corp. Class A	211,118	5,631
	Garmin Ltd.	162,558	5,369
	Leggett & Platt Inc.	203,798	4,969
*	Mohawk Industries Inc.	81,235	4,873
*	Royal Caribbean Cruises
	Ltd.	127,037	4,782
	Gannett Co. Inc.	333,482	4,776
	DR Horton Inc.	399,879	4,607
	Lennar Corp. Class A	216,351	3,927
	American Eagle Outfitters
	Inc.	245,033	3,124
	Williams-Sonoma Inc.	85,554	3,122
	Washington Post Co.
	Class B	7,219	3,024
*	TRW Automotive
	Holdings Corp.	50,773	2,997
*	NVR Inc.	3,894	2,825
*	Toll Brothers Inc.	135,702	2,815
*	Liberty Global Inc. Class A	55,102	2,482
*	Liberty Global Inc.	52,269	2,232
	Harman International
	Industries Inc.	48,569	2,213

			Market
			Value
		Shares	($000)
*	MGM Resorts International	166,576	2,201
	Tupperware Brands Corp.	30,566	2,062
	Phillips-Van Heusen Corp.	29,421	1,926
*	Pulte Group Inc.	239,179	1,832
*	Hyatt Hotels Corp. Class A	40,223	1,642
	Guess? Inc.	31,335	1,318
*	Lamar Advertising Co.
	Class A	30,173	826
*	Clear Channel Outdoor
	Holdings Inc. Class A	18,989	241
			214,223
Consumer Staples (6.1%)
	Bunge Ltd.	201,989	13,927
	Coca-Cola Enterprises Inc.	460,186	13,428
	Dr Pepper Snapple Group
	Inc.	312,226	13,092
	JM Smucker Co.	166,010	12,690
	Tyson Foods Inc. Class A	428,636	8,324
	McCormick & Co. Inc.	167,900	8,323
	Church & Dwight Co. Inc.	198,792	8,059
*	Ralcorp Holdings Inc.	76,552	6,628
*	Constellation Brands Inc.
	Class A	259,095	5,395
*	Smithfield Foods Inc.	207,872	4,546
	Hormel Foods Corp.	132,515	3,950
*	Dean Foods Co.	254,788	3,126
			101,488
Energy (4.8%)
	Cimarex Energy Co.	119,280	10,726
	EQT Corp.	197,595	10,378
*	Nabors Industries Ltd.	397,823	9,802
*	Plains Exploration &
	Production Co.	195,366	7,447
*	Rowan Cos. Inc.	175,877	6,826
	Patterson-UTI Energy Inc.	214,960	6,795
	Southern Union Co.	165,134	6,630
*	Newfield Exploration Co.	93,638	6,369
	Energen Corp.	100,466	5,676

Mid-Cap Value Index Fund

			Market
			Value
		Shares	($000)
*	Kinder Morgan
	Management LLC	76,098	4,991
*	Tesoro Corp.	69,828	1,600
*	Forest Oil Corp.	52,454	1,401
			78,641
Financials (28.5%)
	AvalonBay Communities
	Inc.	120,009	15,409
	Health Care REIT Inc.	239,934	12,580
	Lincoln National Corp.	440,159	12,540
	NYSE Euronext	364,093	12,477
	SLM Corp.	734,344	12,344
	Ventas Inc.	227,103	11,971
*	CIT Group Inc.	265,199	11,738
	KeyCorp	1,325,302	11,040
	Unum Group	431,663	10,999
	Regions Financial Corp.	1,753,017	10,869
	Kimco Realty Corp.	566,464	10,559
	Macerich Co.	181,714	9,722
	XL Group plc Class A	433,486	9,528
	Willis Group Holdings plc	226,820	9,325
	Plum Creek Timber Co.
	Inc.	225,659	9,148
	SL Green Realty Corp.	110,064	9,121
	New York Community
	Bancorp Inc.	607,227	9,102
	Comerica Inc.	246,458	8,520
	Host Hotels & Resorts
	Inc.	474,270	8,039
	Huntington Bancshares
	Inc.	1,203,385	7,894
	Rayonier Inc.	113,057	7,388
	Nationwide Health
	Properties Inc.	176,066	7,291
*	Genworth Financial Inc.
	Class A	682,854	7,020
	Torchmark Corp.	108,646	6,968
	People’s United
	Financial Inc.	505,029	6,788
	Legg Mason Inc.	201,604	6,604
	Alexandria Real Estate
	Equities Inc.	84,437	6,537
	Cincinnati Financial Corp.	215,936	6,301
	UDR Inc.	254,431	6,246
	Reinsurance Group of
	America Inc. Class A	102,377	6,231
	Everest Re Group Ltd.	75,935	6,208
	PartnerRe Ltd.	89,471	6,160
	Zions Bancorporation	254,804	6,118
*	Arch Capital Group Ltd.	187,946	5,999
	Marshall & Ilsley Corp.	736,961	5,874
	Realty Income Corp.	175,249	5,869
	Moody’s Corp.	143,916	5,519
	WR Berkley Corp.	167,166	5,423
	Hudson City Bancorp Inc.	660,777	5,412

			Market
			Value
		Shares	($000)
	Liberty Property Trust	159,717	5,204
	RenaissanceRe Holdings
	Ltd.	73,668	5,153
	Digital Realty Trust Inc.	82,842	5,118
*	Markel Corp.	12,876	5,109
	Assurant Inc.	139,310	5,053
	HCC Insurance Holdings
	Inc.	160,253	5,048
	Regency Centers Corp.	114,210	5,022
	Chimera Investment Corp.	1,431,729	4,954
	Leucadia National Corp.	144,831	4,939
	Duke Realty Corp.	351,336	4,922
	Piedmont Office Realty
	Trust Inc. Class A	240,248	4,899
	Axis Capital Holdings Ltd.	155,522	4,815
	Raymond James Financial
	Inc.	149,358	4,802
	Federal Realty Investment
	Trust	55,677	4,742
	Fidelity National Financial
	Inc. Class A	295,687	4,654
	Commerce Bancshares
	Inc.	102,884	4,424
	Cullen/Frost Bankers Inc.	76,630	4,356
*	NASDAQ OMX Group Inc.	171,631	4,342
	Transatlantic Holdings Inc.	86,707	4,249
	White Mountains
	Insurance Group Ltd.	10,012	4,207
	Hospitality Properties Trust	171,723	4,164
	Old Republic International
	Corp.	343,391	4,035
	Weingarten Realty
	Investors	159,235	4,006
	Jefferies Group Inc.	192,843	3,934
	American Financial
	Group Inc.	109,537	3,909
	Assured Guaranty Ltd.	230,037	3,752
	City National Corp.	65,404	3,548
	First Horizon National
	Corp.	366,413	3,496
^	Federated Investors Inc.
	Class B	130,290	3,106
	Validus Holdings Ltd.	88,648	2,744
	BOK Financial Corp.	38,017	2,082
	Jones Lang LaSalle Inc.	20,853	1,966
*	LPL Investment Holdings
	Inc.	37,813	1,294
*,^	St. Joe Co.	48,319	1,007
			471,936
Health Care (5.7%)
	Humana Inc.	234,887	18,918
*	Watson Pharmaceuticals
	Inc.	175,426	12,057
*	Cephalon Inc.	105,569	8,435
*	Coventry Health Care Inc.	208,501	7,604

Mid-Cap Value Index Fund

			Market
			Value
		Shares	($000)
*	Hologic Inc.	363,589	7,334
	Universal Health Services
	Inc. Class B	125,682	6,476
*	Kinetic Concepts Inc.	90,200	5,198
	Omnicare Inc.	162,692	5,188
*	CareFusion Corp.	155,181	4,216
*	Alere Inc.	112,230	4,110
	Pharmaceutical Product
	Development Inc.	152,252	4,086
*	Endo Pharmaceuticals
	Holdings Inc.	81,600	3,278
	Lincare Holdings Inc.	87,145	2,551
*	Community Health
	Systems Inc.	84,009	2,157
	Warner Chilcott plc Class A	67,818	1,637
*	Charles River Laboratories
	International Inc.	33,346	1,356
			94,601
Industrials (10.3%)
	Dover Corp.	260,055	17,632
	Goodrich Corp.	175,111	16,723
	Cooper Industries plc	229,165	13,674
*	United Continental
	Holdings Inc.	457,996	10,365
	KBR Inc.	210,898	7,949
	Pitney Bowes Inc.	284,098	6,531
	Cintas Corp.	182,317	6,022
*	Quanta Services Inc.	294,416	5,947
	Equifax Inc.	171,143	5,942
	Timken Co.	115,796	5,836
	RR Donnelley & Sons Co.	287,895	5,646
	Pentair Inc.	137,176	5,536
	Avery Dennison Corp.	141,566	5,469
*	URS Corp.	112,212	5,020
	Towers Watson & Co.
	Class A	75,759	4,978
	Hubbell Inc. Class B	74,366	4,830
	Pall Corp.	80,336	4,517
*	Terex Corp.	151,742	4,317
*	Aecom Technology Corp.	148,647	4,064
	Ryder System Inc.	71,302	4,054
*	Owens Corning	107,219	4,005
	Masco Corp.	325,344	3,914
*	Hertz Global Holdings Inc.	243,910	3,873
	Harsco Corp.	112,187	3,657
	Alliant Techsystems Inc.	46,490	3,316
	Manpower Inc.	57,018	3,059
	SPX Corp.	35,213	2,911
			169,787
Information Technology (10.3%)
	Maxim Integrated Products
	Inc.	413,215	10,562
	Seagate Technology plc	631,385	10,203
	Microchip Technology Inc.	262,693	9,959

			Market
			Value
		Shares	($000)
	KLA-Tencor Corp.	233,091	9,435
*	Micron Technology Inc.	1,251,029	9,358
	Computer Sciences Corp.	216,201	8,207
	Harris Corp.	178,398	8,039
*	SAIC Inc.	414,040	6,964
*	SanDisk Corp.	165,033	6,849
*	Flextronics International
	Ltd.	1,059,330	6,801
*	Arrow Electronics Inc.	160,105	6,644
	Xilinx Inc.	181,708	6,627
*	LSI Corp.	858,707	6,114
*	Western Digital Corp.	161,234	5,866
	Jabil Circuit Inc.	273,371	5,522
*	Synopsys Inc.	208,069	5,349
*	Lam Research Corp.	111,744	4,948
*	IAC/InterActiveCorp	117,130	4,471
	Total System Services Inc.	228,744	4,250
*	Brocade Communications
	Systems Inc.	655,846	4,237
	Broadridge Financial
	Solutions Inc.	174,308	4,196
*	Ingram Micro Inc.	218,646	3,966
*	Avnet Inc.	106,252	3,387
*	Lexmark International Inc.
	Class A	109,357	3,200
	National Semiconductor
	Corp.	117,476	2,891
*	MEMC Electronic
	Materials Inc.	320,467	2,734
	Molex Inc. Class A	104,772	2,250
	Molex Inc.	86,514	2,229
	Tellabs Inc.	479,546	2,211
	Lender Processing
	Services Inc.	60,027	1,255
*	AOL Inc.	51,967	1,032
			169,756
Materials (8.2%)
	Eastman Chemical Co.	98,680	10,072
	Cliffs Natural Resources
	Inc.	100,858	9,324
	United States Steel Corp.	200,399	9,226
	Albemarle Corp.	121,426	8,403
	MeadWestvaco Corp.	234,736	7,819
	Airgas Inc.	111,528	7,811
	International Flavors &
	Fragrances Inc.	111,953	7,192
	Ashland Inc.	110,216	7,122
	Vulcan Materials Co.	179,911	6,932
*	Owens-Illinois Inc.	228,268	5,892
	FMC Corp.	64,843	5,578
	Sealed Air Corp.	222,126	5,284
	Reliance Steel &
	Aluminum Co.	103,910	5,159
	Martin Marietta Materials
	Inc.	63,350	5,066

Mid-Cap Value Index Fund

			Market
			Value
		Shares	($000)
	Bemis Co. Inc.	148,955	5,032
	Huntsman Corp.	266,794	5,029
	Sonoco Products Co.	139,810	4,969
	Valspar Corp.	128,700	4,641
	Scotts Miracle-Gro Co.
	Class A	64,499	3,310
	Rock-Tenn Co. Class A	48,160	3,195
	Allegheny Technologies
	Inc.	49,080	3,115
	Steel Dynamics Inc.	144,030	2,341
	Greif Inc. Class A	32,883	2,138
	Titanium Metals Corp.	43,861	804
			135,454
Telecommunication Services (1.5%)
	Frontier Communications
	Corp.	1,385,034	11,177
	Windstream Corp.	702,902	9,110
	Telephone &
	Data Systems Inc.	62,491	1,942
	Telephone &
	Data Systems Inc. -
	Special Common Shares	36,354	979
*	United States Cellular
	Corp.	18,273	885
			24,093
Utilities (11.7%)
	DTE Energy Co.	236,183	11,814
	CenterPoint Energy Inc.	562,529	10,885
	Oneok Inc.	141,776	10,493
	Wisconsin Energy Corp.	325,845	10,215
	Constellation Energy
	Group Inc.	264,616	10,045
	Ameren Corp.	335,267	9,669
	Northeast Utilities	246,062	8,654
*	NRG Energy Inc.	345,021	8,481
	NiSource Inc.	389,288	7,883
	American Water Works
	Co. Inc.	244,287	7,194

		Market
		Value
	Shares	($000)
National Fuel Gas Co.	97,578	7,104
CMS Energy Corp.	351,009	6,911
OGE Energy Corp.	135,974	6,842
Pinnacle West Capital
Corp.	151,689	6,762
SCANA Corp.	169,418	6,670
NSTAR	144,382	6,639
Alliant Energy Corp.	154,620	6,287
Pepco Holdings Inc.	313,748	6,159
MDU Resources Group
Inc.	263,169	5,921
Integrys Energy Group Inc.	108,782	5,639
TECO Energy Inc.	284,590	5,376
NV Energy Inc.	327,841	5,032
DPL Inc.	166,109	5,010
UGI Corp.	154,624	4,931
* Calpine Corp.	281,335	4,538
AGL Resources Inc.	108,603	4,421
Aqua America Inc.	191,948	4,219
		193,794
Total Common Stocks
(Cost $1,439,427)		1,653,773
Temporary Cash Investment (0.3%)
Money Market Fund (0.3%)
[1,2] Vanguard Market
Liquidity Fund, 0.140%
(Cost $5,396)	5,396,137	5,396
Total Investments (100.3%)
(Cost $1,444,823)		1,659,169
Other Assets and Liabilities (-0.3%)
Other Assets		6,029
Liabilities[2]		(11,161)
		(5,132)
Net Assets (100%)		1,654,037

Mid-Cap Value Index Fund

At June 30, 2011, net assets consisted of:
Amount
($000)
Paid-in Capital	1,614,740
Undistributed Net Investment Income	13,559
Accumulated Net Realized Losses	(188,608)
Unrealized Appreciation (Depreciation)	214,346
Net Assets	1,654,037

Investor Shares—Net Assets
Applicable to 33,656,962 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	749,466
Net Asset Value Per Share—
Investor Shares	$22.27

ETF Shares—Net Assets
Applicable to 15,981,669 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	904,571
Net Asset Value Per Share—
ETF Shares	$56.60

See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $1,659,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $1,743,000 of collateral received for securities on loan.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Statement of Operations

Six Months Ended
June 30, 2011
($000)
Investment Income
Income
Dividends	16,068
Interest[1]	1
Security Lending	67
Total Income	16,136
Expenses
The Vanguard Group—Note B
Investment Advisory Services	125
Management and Administrative—Investor Shares	713
Management and Administrative—ETF Shares	219
Marketing and Distribution—Investor Shares	112
Marketing and Distribution—ETF Shares	125
Custodian Fees	29
Shareholders’ Reports—Investor Shares	10
Shareholders’ Reports—ETF Shares	24
Trustees’ Fees and Expenses	1
Total Expenses	1,358
Net Investment Income	14,778
Realized Net Gain (Loss) on Investment Securities Sold	111,285
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(22,685)
Net Increase (Decrease) in Net Assets Resulting from Operations	103,378
1 Interest income from an affiliated company of the fund was $1,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	14,778	25,858
Realized Net Gain (Loss)	111,285	59,785
Change in Unrealized Appreciation (Depreciation)	(22,685)	160,809
Net Increase (Decrease) in Net Assets Resulting from Operations	103,378	246,452
Distributions
Net Investment Income
Investor Shares	(69)	(12,041)
ETF Shares	(125)	(14,165)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Total Distributions	(194)	(26,206)
Capital Share Transactions
Investor Shares	17,883	121,110
ETF Shares	104,053	45,225
Net Increase (Decrease) from Capital Share Transactions	121,936	166,335
Total Increase (Decrease)	225,120	386,581
Net Assets
Beginning of Period	1,428,917	1,042,336
End of Period[1]	1,654,037	1,428,917
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $13,559,000 and ($1,025,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Financial Highlights

Investor Shares

Six Months						Aug. 24,
	Ended					2006[1] to
For a Share Outstanding	June 30,			Year Ended December 31,		Dec. 31,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$20.85	$17.45	$12.92	$20.95	$22.34	$20.00
Investment Operations
Net Investment Income	.191	.371	.300	.466[2]	.427	.140
Net Realized and Unrealized Gain (Loss)
on Investments	1.231	3.403	4.551	(8.156)	(1.407)	2.340
Total from Investment Operations	1.422	3.774	4.851	(7.690)	(.980)	2.480
Distributions
Dividends from Net Investment Income	(.002)	(.374)	(.321)	(.340)	(.410)	(.140)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.002)	(.374)	(.321)	(.340)	(.410)	(.140)
Net Asset Value, End of Period	$22.27	$20.85	$17.45	$12.92	$20.95	$22.34

Total Return[3]	6.82%	21.63%	37.61%	-36.64%	-4.37%	12.40%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$749	$683	$459	$217	$195	$65
Ratio of Total Expenses to
Average Net Assets	0.24%	0.26%	0.30%	0.25%	0.24%	0.26%[4]
Ratio of Net Investment Income to
Average Net Assets	1.77%	1.99%	2.14%	2.73%	2.48%	2.50%[4]
Portfolio Turnover Rate[5]	38%	37%	47%	45%	46%	16%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1 Inception.
2 Calculated based on average shares outstanding.
3 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Financial Highlights

ETF Shares

Six Months						Aug. 17,
	Ended					2006[1] to
For a Share Outstanding	June 30,			Year Ended December 31,		Dec. 31,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$52.97	$44.31	$32.80	$53.16	$56.67	$51.00
Investment Operations
Net Investment Income	.526	1.004	.812	1.261[2]	1.133	.373
Net Realized and Unrealized Gain (Loss)
on Investments	3.112	8.669	11.562	(20.716)	(3.553)	5.661
Total from Investment Operations	3.638	9.673	12.374	(19.455)	(2.420)	6.034
Distributions
Dividends from Net Investment Income	(.008)	(1.013)	(.864)	(.905)	(1.090)	(.364)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.008)	(1.013)	(.864)	(.905)	(1.090)	(.364)
Net Asset Value, End of Period	$56.60	$52.97	$44.31	$32.80	$53.16	$56.67

Total Return	6.87%	21.83%	37.75%	-36.53%	-4.27%	11.84%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$905	$746	$583	$359	$215	$46
Ratio of Total Expenses to
Average Net Assets	0.10%	0.12%	0.14%	0.12%	0.13%	0.13%[3]
Ratio of Net Investment Income to
Average Net Assets	1.91%	2.13%	2.30%	2.86%	2.59%	2.63%[3]
Portfolio Turnover Rate[4]	38%	37%	47%	45%	46%	16%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Notes to Financial Statements

Vanguard Mid-Cap Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2007–2010), and for the period ended June 30, 2011, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

5. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2011, the fund had contributed capital of $267,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.11% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

Mid-Cap Value Index Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At June 30, 2011, 100% of the fund’s investments were valued based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2011, the fund realized $46,101,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2010, the fund had available capital loss carryforwards totaling $237,495,000 to offset future net capital gains of $11,000 through December 31, 2014, $390,000 through December 31, 2015, $47,840,000 through December 31, 2016, $125,799,000 through December 31, 2017, and $63,455,000 through December 31, 2018. In addition, the fund realized losses of $8,006,000 during the period from November 1, 2010, through December 31, 2010, which are deferred and will be treated as realized for tax purposes in fiscal 2011. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2011; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2011, the cost of investment securities for tax purposes was $1,444,823,000. Net unrealized appreciation of investment securities for tax purposes was $214,346,000, consisting of unrealized gains of $245,804,000 on securities that had risen in value since their purchase and $31,458,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended June 30, 2011, the fund purchased $590,747,000 of investment securities and sold $452,457,000 of investment securities, other than temporary cash investments.

Mid-Cap Value Index Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		June 30, 2011	December 31, 2010
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	142,447	6,535	344,847	18,314
Issued in Lieu of Cash Distributions	63	3	10,842	521
Redeemed	(124,627)	(5,642)	(234,579)	(12,402)
Net Increase (Decrease)—Investor Shares	17,883	896	121,110	6,433
ETF Shares
Issued	254,004	4,505	390,154	8,222
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(149,951)	(2,600)	(344,929)	(7,300)
Net Increase (Decrease)—ETF Shares	104,053	1,905	45,225	922

G. In preparing the financial statements as of June 30, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended June 30, 2011
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	12/31/2010	6/30/2011	Period
Based on Actual Fund Return
Extended Market Index Fund
Investor Shares	$1,000.00	$1,074.15	$1.23
Admiral Shares	1,000.00	1,074.86	0.51
Signal Shares	1,000.00	1,074.99	0.51
Institutional Shares	1,000.00	1,075.15	0.41
ETF Shares	1,000.00	1,074.70	0.51
Mid-Cap Index Fund
Investor Shares	$1,000.00	$1,079.87	$1.29
Admiral Shares	1,000.00	1,080.97	0.52
Signal Shares	1,000.00	1,080.93	0.52
Institutional Shares	1,000.00	1,081.19	0.41
Institutional Plus Shares	1,000.00	1,081.23	0.31
ETF Shares	1,000.00	1,081.03	0.52
Mid-Cap Growth Index Fund
Investor Shares	$1,000.00	$1,091.66	$1.24
ETF Shares	1,000.00	1,092.48	0.52
Mid-Cap Value Index Fund
Investor Shares	$1,000.00	$1,068.20	$1.23
ETF Shares	1,000.00	1,068.68	0.51

Six Months Ended June 30, 2011
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	12/31/2010	6/30/2011	Period
Based on Hypothetical 5% Yearly Return
Extended Market Index Fund
Investor Shares	$1,000.00	$1,023.60	$1.20
Admiral Shares	1,000.00	1,024.30	0.50
Signal Shares	1,000.00	1,024.30	0.50
Institutional Shares	1,000.00	1,024.40	0.40
ETF Shares	1,000.00	1,024.30	0.50
Mid-Cap Index Fund
Investor Shares	$1,000.00	$1,023.55	$1.25
Admiral Shares	1,000.00	1,024.30	0.50
Signal Shares	1,000.00	1,024.30	0.50
Institutional Shares	1,000.00	1,024.40	0.40
Institutional Plus Shares	1,000.00	1,024.50	0.30
ETF Shares	1,000.00	1,024.30	0.50
Mid-Cap Growth Index Fund
Investor Shares	$1,000.00	$1,023.60	$1.20
ETF Shares	1,000.00	1,024.30	0.50
Mid-Cap Value Index Fund
Investor Shares	$1,000.00	$1,023.60	$1.20
ETF Shares	1,000.00	1,024.30	0.50

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Extended Market Index Fund, 0.24% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.08% for Institutional Shares, and 0.10% for ETF Shares; for the Mid-Cap Index Fund, 0.25% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.08% for Institutional Shares, 0.06% for Institutional Plus Shares, and 0.10% for ETF Shares; for the Mid-Cap Growth Index Fund, 0.24% for Investor Shares and 0.10% for ETF Shares; and for the Mid-Cap Value Index Fund, 0.24% for Investor Shares and 0.10% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period. This table does not include data for funds or share classes of funds with fewer than six months of history.

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Extended Market Index Fund, Mid-Cap Index Fund, Mid-Cap Growth Index Fund, and Mid-Cap Value Index Fund has renewed the funds’ investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Quantitative Equity Group—serves as the investment advisor for the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the funds’ investment management over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance
The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance of their target indexes and peer groups. The board concluded that the funds have performed in line with expectations, and that their results have been consistent with their investment strategies. Information about the funds’ most recent performance can be found on the Performance Summary pages of this report.

Cost
The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the funds’ advisory fee rates were also well below their peer-group averages. Information about the funds’ expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the funds’ low-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 178 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	and President (2006–2008) of Rohm and Haas Co.
(chemicals); Director of Tyco International, Ltd.
F. William McNabb III	(diversified manufacturing and services) and Hewlett-
Born 1957. Trustee Since July 2009. Chairman of the	Packard Co. (electronic computer manufacturing);
Board. Principal Occupation(s) During the Past Five	Senior Advisor at New Mountain Capital; Trustee
Years: Chairman of the Board of The Vanguard Group,	of The Conference Board; Member of the Board of
Inc., and of each of the investment companies served	Managers of Delphi Automotive LLP (automotive
by The Vanguard Group, since January 2010; Director	components).
of The Vanguard Group since 2008; Chief Executive
Officer and President of The Vanguard Group and of	Amy Gutmann
each of the investment companies served by The	Born 1949. Trustee Since June 2006. Principal
Vanguard Group since 2008; Director of Vanguard	Occupation(s) During the Past Five Years: President
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Christopher H.
Vanguard Group (1995–2008).	Browne Distinguished Professor of Political Science
in the School of Arts and Sciences with secondary
appointments at the Annenberg School for Commu-
Independent Trustees	nication and the Graduate School of Education
of the University of Pennsylvania; Director of
Emerson U. Fullwood	Carnegie Corporation of New York, Schuylkill River
Born 1948. Trustee Since January 2008. Principal	Development Corporation, and Greater Philadelphia
Occupation(s) During the Past Five Years: Executive	Chamber of Commerce; Trustee of the National
Chief Staff and Marketing Officer for North America	Constitution Center; Chair of the Presidential
and Corporate Vice President (retired 2008) of Xerox	Commission for the Study of Bioethical Issues.
Corporation (document management products and
services); Executive in Residence and 2010	JoAnn Heffernan Heisen
Distinguished Minett Professor at the Rochester	Born 1950. Trustee Since July 1998. Principal
Institute of Technology; Director of SPX Corporation	Occupation(s) During the Past Five Years: Corporate
(multi-industry manufacturing), the United Way of	Vice President and Chief Global Diversity Officer
Rochester, Amerigroup Corporation (managed health	(retired 2008) and Member of the Executive
care), the University of Rochester Medical Center,	Committee (1997–2008) of Johnson & Johnson
Monroe Community College Foundation, and North	(pharmaceuticals/consumer products); Director of
Carolina A&T University.	Skytop Lodge Corporation (hotels), the University
Medical Center at Princeton, the Robert Wood
Rajiv L. Gupta	Johnson Foundation, and the Center for Work Life
Born 1945. Trustee Since December 2001.[2]	Policy; Member of the Advisory Board of the
Principal Occupation(s) During the Past Five Years:	Maxwell School of Citizenship and Public Affairs
Chairman and Chief Executive Officer (retired 2009)	at Syracuse University.

F. Joseph Loughrey	Thomas J. Higgins
Born 1949. Trustee Since October 2009. Principal	Born 1957. Chief Financial Officer Since September
Occupation(s) During the Past Five Years: President	2008. Principal Occupation(s) During the Past Five
and Chief Operating Officer (retired 2009) and Vice	Years: Principal of The Vanguard Group, Inc.; Chief
Chairman of the Board (2008–2009) of Cummins Inc.	Financial Officer of each of the investment companies
(industrial machinery); Director of SKF AB (industrial	served by The Vanguard Group since 2008; Treasurer
machinery), Hillenbrand, Inc. (specialized consumer	of each of the investment companies served by The
services), the Lumina Foundation for Education, and	Vanguard Group (1998–2008).
Oxfam America; Chairman of the Advisory Council
for the College of Arts and Letters and Member	Kathryn J. Hyatt
of the Advisory Board to the Kellogg Institute for	Born 1955. Treasurer Since November 2008. Principal
International Studies at the University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Treasurer of each of
André F. Perold	the investment companies served by The Vanguard
Born 1952. Trustee Since December 2004. Principal	Group since 2008; Assistant Treasurer of each of the
Occupation(s) During the Past Five Years: George	investment companies served by The Vanguard Group
Gund Professor of Finance and Banking at the Harvard	(1988–2008).
Business School; Chair of the Investment Committee
of HighVista Strategies LLC (private investment firm).	Heidi Stam
Born 1956. Secretary Since July 2005. Principal
Alfred M. Rankin, Jr.	Occupation(s) During the Past Five Years: Managing
Born 1941. Trustee Since January 1993. Principal	Director of The Vanguard Group, Inc., since 2006;
Occupation(s) During the Past Five Years: Chairman,	General Counsel of The Vanguard Group since 2005;
President, and Chief Executive Officer of NACCO	Secretary of The Vanguard Group and of each of the
Industries, Inc. (forklift trucks/housewares/lignite);	investment companies served by The Vanguard Group
Director of Goodrich Corporation (industrial products/	since 2005; Director and Senior Vice President of
aircraft systems and services) and the National	Vanguard Marketing Corporation since 2005;
Association of Manufacturers; Chairman of the	Principal of The Vanguard Group (1997–2006).
Federal Reserve Bank of Cleveland; Vice Chairman
of University Hospitals of Cleveland; President of
the Board of The Cleveland Museum of Art.	Vanguard Senior Management Team

Peter F. Volanakis	R. Gregory Barton	Michael S. Miller
Born 1955. Trustee Since July 2009. Principal	Mortimer J. Buckley	James M. Norris
Occupation(s) During the Past Five Years: President	Kathleen C. Gubanich	Glenn W. Reed
and Chief Operating Officer (retired 2010) of Corning	Paul A. Heller	George U. Sauter
Incorporated (communications equipment); Director of	Martha G. King
Corning Incorporated (2000–2010) and Dow Corning
(2001–2010); Overseer of the Amos Tuck School of
Business Administration at Dartmouth College.	Chairman Emeritus and Senior Advisor

John J. Brennan
Executive Officers	Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008
Glenn Booraem
Born 1967. Controller Since July 2010. Principal
Occupation(s) During the Past Five Years: Principal	Founder
of The Vanguard Group, Inc.; Controller of each of
the investment companies served by The Vanguard	John C. Bogle
Group since 2010; Assistant Controller of each of	Chairman and Chief Executive Officer, 1974–1996
the investment companies served by The Vanguard
Group (2001–2010).

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	The funds or securities referred to herein are not
Direct Investor Account Services > 800-662-2739	sponsored, endorsed, or promoted by MSCI, and MSCI
Institutional Investor Services > 800-523-1036	bears no liability with respect to any such funds or
Text Telephone for People	securities. For any such funds or securities, the
With Hearing Impairment > 800-749-7273	prospectus or the Statement of Additional Information
contains a more detailed description of the limited
relationship MSCI has with The Vanguard Group and
This material may be used in conjunction	any related funds.
with the offering of shares of any Vanguard
fund only if preceded or accompanied by	S&P® is a registered trademark of Standard & Poor’s
the fund’s current prospectus.	Financial Services LLC (“S&P”) and has been licensed
for use by The Vanguard Group, Inc. The Vanguard
All comparative mutual fund data are from Lipper Inc. or	mutual funds are not sponsored, endorsed, sold, or
Morningstar, Inc., unless otherwise noted.	promoted by S&P or its Affiliates, and S&P and its
You can obtain a free copy of Vanguard’s proxy voting	Affiliates make no representation, warranty, or
guidelines by visiting vanguard.com/proxyreporting or by	condition regarding the advisability of buying, selling,
calling Vanguard at 800-662-2739. The guidelines are	or holding units/shares in the funds.
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2011 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q982 082011

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
Common Stocks (99.9%)[1]
Consumer Discretionary (14.6%)
*	General Motors Co.	4,249,500	129,015
*	Las Vegas Sands Corp.	2,442,650	103,104
*	BorgWarner Inc.	763,975	61,722
*	Sirius XM Radio Inc.	27,529,420	60,289
*	Dollar Tree Inc.	853,034	56,829
*	Liberty Global Inc.	1,286,320	54,926
*	Charter Communications Inc. Class A	799,200	43,365
*	DISH Network Corp. Class A	1,396,120	42,819
*	Fossil Inc.	348,387	41,012
	Lear Corp.	733,409	39,223
	PetSmart Inc.	791,047	35,890
*	Royal Caribbean Cruises Ltd.	952,151	35,839
*	TRW Automotive Holdings Corp.	602,862	35,587
	Tractor Supply Co.	504,028	33,709
*	Tempur-Pedic International Inc.	477,617	32,392
	Advance Auto Parts Inc.	534,655	31,272
	Phillips-Van Heusen Corp.	469,604	30,745
	Gentex Corp.	995,437	30,092
*	NVR Inc.	41,036	29,771
	Tupperware Brands Corp.	435,356	29,365
*	Signet Jewelers Ltd.	606,199	28,376
	Williams-Sonoma Inc.	731,719	26,700
*	Panera Bread Co. Class A	212,281	26,675
	Polaris Industries Inc.	239,940	26,674
*	LKQ Corp.	1,015,512	26,495
*	MGM Resorts International	1,941,232	25,644
	Foot Locker Inc.	1,073,751	25,512
*	Dick's Sporting Goods Inc.	636,923	24,490
*	Visteon Corp.	356,474	24,386
*	Deckers Outdoor Corp.	269,989	23,797
*	Mohawk Industries Inc.	393,158	23,586
	Jarden Corp.	640,364	22,099
*	Toll Brothers Inc.	1,021,693	21,190
	Sotheby's	471,629	20,516
	Service Corp. International	1,668,373	19,487
*	Hyatt Hotels Corp. Class A	473,556	19,331
*	Under Armour Inc. Class A	249,093	19,257
*	Hanesbrands Inc.	673,875	19,239
*	Penn National Gaming Inc.	468,010	18,880
	Guess? Inc.	445,685	18,745
	Chico's FAS Inc.	1,230,073	18,734
*	Dana Holding Corp.	1,020,888	18,682
*	Tenneco Inc.	422,055	18,600
*	Liberty Global Inc. Class A	406,385	18,304
*	AMC Networks Inc. Class A	400,600	17,426
	American Eagle Outfitters Inc.	1,359,500	17,334
	John Wiley & Sons Inc. Class A	326,290	16,970
	Weight Watchers International Inc.	224,246	16,924
*	Ascena Retail Group Inc.	480,445	16,359
*	Dollar General Corp.	475,752	16,123
*	Warnaco Group Inc.	307,116	16,047
*	CROCS Inc.	617,782	15,908
*	Ulta Salon Cosmetics & Fragrance Inc.	242,898	15,686
	Brinker International Inc.	592,010	14,481
	Wolverine World Wide Inc.	346,649	14,473
	Six Flags Entertainment Corp.	385,658	14,443
	Aaron's Inc.	502,252	14,194
	Rent-A-Center Inc.	444,041	13,570
	Dillard's Inc. Class A	248,823	12,974
*	Saks Inc.	1,147,562	12,818
*	Cheesecake Factory Inc.	406,818	12,762

1

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
	Brunswick Corp.	621,431	12,677
*	ITT Educational Services Inc.	160,801	12,581
*	Live Nation Entertainment Inc.	1,093,354	12,541
*	Carter's Inc.	403,155	12,401
*	Iconix Brand Group Inc.	509,230	12,323
*	WMS Industries Inc.	399,797	12,282
*	Bally Technologies Inc.	301,075	12,248
	Men's Wearhouse Inc.	359,436	12,113
*	Shutterfly Inc.	209,393	12,023
*,^	Coinstar Inc.	219,067	11,948
*	Timberland Co. Class A	275,017	11,817
*	Life Time Fitness Inc.	295,051	11,775
*	Madison Square Garden Co. Class A	422,996	11,645
	Vail Resorts Inc.	251,374	11,618
*	Sally Beauty Holdings Inc.	678,402	11,601
	Wendy's/Arby's Group Inc. Class A	2,253,044	11,423
*	Lamar Advertising Co. Class A	401,736	10,996
^	Strayer Education Inc.	85,645	10,825
*	Valassis Communications Inc.	343,999	10,423
	Hillenbrand Inc.	437,665	10,351
	Pool Corp.	341,057	10,167
*	Gaylord Entertainment Co.	337,655	10,130
*	DreamWorks Animation SKG Inc. Class A	495,781	9,965
	Morningstar Inc.	163,173	9,918
*	Aeropostale Inc.	564,194	9,873
	RadioShack Corp.	738,600	9,831
*	Pier 1 Imports Inc.	836,956	9,684
*	JOS A Bank Clothiers Inc.	192,930	9,648
*	ANN Inc.	363,324	9,483
*	Domino's Pizza Inc.	370,504	9,352
*	Career Education Corp.	438,334	9,271
*	Steven Madden Ltd.	245,365	9,204
*	HSN Inc.	277,621	9,139
*	DSW Inc. Class A	180,562	9,138
*	Genesco Inc.	168,664	8,787
	Cooper Tire & Rubber Co.	440,621	8,720
*	Buffalo Wild Wings Inc.	130,139	8,630
	Thor Industries Inc.	296,221	8,543
*	BJ's Restaurants Inc.	162,612	8,514
*	Office Depot Inc.	1,982,511	8,366
*	Vitamin Shoppe Inc.	182,653	8,358
	Matthews International Corp. Class A	206,251	8,281
*	K12 Inc.	249,131	8,256
	Finish Line Inc. Class A	381,215	8,158
	Monro Muffler Brake Inc.	216,954	8,090
*	Childrens Place Retail Stores Inc.	180,630	8,036
	Buckle Inc.	186,924	7,982
	Meredith Corp.	254,266	7,915
	Cracker Barrel Old Country Store Inc.	160,470	7,913
*	Jack in the Box Inc.	347,263	7,911
	Arbitron Inc.	189,529	7,833
*	Cabela's Inc.	288,483	7,832
*	Hibbett Sports Inc.	190,852	7,770
*	Helen of Troy Ltd.	219,276	7,572
*	New York Times Co. Class A	850,332	7,415
	Bob Evans Farms Inc.	211,632	7,401
	Penske Automotive Group Inc.	322,236	7,328
*	Select Comfort Corp.	395,915	7,119
	Texas Roadhouse Inc. Class A	402,598	7,060
	Group 1 Automotive Inc.	170,207	7,009
	American Greetings Corp. Class A	286,552	6,889
*,^	Eastman Kodak Co.	1,919,852	6,873
*	Orient-Express Hotels Ltd. Class A	634,726	6,823
	Choice Hotels International Inc.	204,204	6,812

2

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
	Regal Entertainment Group Class A	550,594	6,800
*	99 Cents Only Stores	335,245	6,785
	MDC Holdings Inc.	269,544	6,642
	National CineMedia Inc.	392,468	6,637
	Jones Group Inc.	610,565	6,625
*	Pinnacle Entertainment Inc.	442,023	6,586
	PF Chang's China Bistro Inc.	163,129	6,564
	Cinemark Holdings Inc.	308,935	6,398
*	Collective Brands Inc.	429,486	6,309
	Regis Corp.	411,510	6,304
	Cato Corp. Class A	210,867	6,073
	International Speedway Corp. Class A	209,360	5,948
*	DineEquity Inc.	112,240	5,867
*,^	Education Management Corp.	241,453	5,780
	CEC Entertainment Inc.	139,672	5,602
*	American Public Education Inc.	125,278	5,576
*	iRobot Corp.	156,518	5,524
*	Ascent Media Corp. Class A	102,085	5,407
	Ameristar Casinos Inc.	224,876	5,332
*	True Religion Apparel Inc.	181,225	5,270
	Ryland Group Inc.	315,984	5,223
*	Meritage Homes Corp.	230,795	5,207
	Columbia Sportswear Co.	81,982	5,198
*	Peet's Coffee & Tea Inc.	89,654	5,173
*	Modine Manufacturing Co.	332,323	5,108
	KB Home	515,672	5,043
*	Ruby Tuesday Inc.	464,415	5,006
*	American Axle & Manufacturing Holdings Inc.	436,947	4,972
*	Steiner Leisure Ltd.	105,929	4,839
*	Belo Corp. Class A	641,765	4,832
*	OfficeMax Inc.	608,227	4,775
*	Papa John's International Inc.	143,014	4,757
*	Scientific Games Corp. Class A	454,164	4,696
*	Sonic Corp.	441,506	4,693
*	Pre-Paid Legal Services Inc.	69,933	4,650
	Barnes & Noble Inc.	279,584	4,635
*	Maidenform Brands Inc.	167,190	4,624
*	Capella Education Co.	109,946	4,601
*	Blue Nile Inc.	104,289	4,587
	Scholastic Corp.	170,119	4,525
*	Krispy Kreme Doughnuts Inc.	472,327	4,492
	Stage Stores Inc.	262,331	4,407
*	Quiksilver Inc.	930,887	4,375
	Ethan Allen Interiors Inc.	205,439	4,374
*,^	Lumber Liquidators Holdings Inc.	168,007	4,267
*	Asbury Automotive Group Inc.	229,929	4,261
*	Exide Technologies	552,758	4,223
	Stewart Enterprises Inc. Class A	563,714	4,115
	PEP Boys-Manny Moe & Jack	375,479	4,104
*	Red Robin Gourmet Burgers Inc.	111,525	4,057
	Sonic Automotive Inc. Class A	273,608	4,008
	Fred's Inc. Class A	276,904	3,996
*,^	Bridgepoint Education Inc.	159,648	3,991
	Churchill Downs Inc.	87,501	3,945
*	Biglari Holdings Inc.	10,062	3,935
*	Interval Leisure Group Inc.	286,566	3,923
*	Federal-Mogul Corp.	171,709	3,920
	Sinclair Broadcast Group Inc. Class A	353,318	3,879
*	Dorman Products Inc.	97,231	3,848
*	G-III Apparel Group Ltd.	110,436	3,808
	Superior Industries International Inc.	169,749	3,753
*	Zumiez Inc.	149,094	3,723
*	Charming Shoppes Inc.	879,833	3,660
*	Liz Claiborne Inc.	676,708	3,620

3

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
*	Shuffle Master Inc.	383,025	3,583
*	La-Z-Boy Inc.	360,905	3,562
*	Skechers U.S.A. Inc. Class A	245,209	3,551
*	Warner Music Group Corp.	430,175	3,536
	Sturm Ruger & Co. Inc.	157,977	3,468
*	Jakks Pacific Inc.	188,324	3,467
	Oxford Industries Inc.	102,288	3,453
*	Clear Channel Outdoor Holdings Inc. Class A	269,878	3,427
*,^	Boyd Gaming Corp.	392,311	3,413
*	Denny's Corp.	864,097	3,353
	Drew Industries Inc.	134,798	3,332
	Brown Shoe Co. Inc.	312,590	3,329
*	Amerigon Inc.	187,558	3,260
*,^	Tesla Motors Inc.	110,571	3,221
*	California Pizza Kitchen Inc.	165,245	3,052
*	Knology Inc.	201,349	2,990
*	Grand Canyon Education Inc.	206,604	2,930
*	Wet Seal Inc. Class A	655,370	2,929
	Universal Technical Institute Inc.	143,746	2,842
	Lithia Motors Inc. Class A	140,649	2,761
*,^	Rue21 Inc.	83,939	2,728
*	AFC Enterprises Inc.	165,006	2,714
	Callaway Golf Co.	435,887	2,711
*	Universal Electronics Inc.	106,650	2,694
*	Fuel Systems Solutions Inc.	107,776	2,689
	Blyth Inc.	52,596	2,648
	Harte-Hanks Inc.	324,340	2,634
*	GNC Holdings Inc.	120,000	2,617
	Nutrisystem Inc.	183,171	2,575
*	Core-Mark Holding Co. Inc.	70,884	2,531
*	Standard Pacific Corp.	749,879	2,512
*	Corinthian Colleges Inc.	589,547	2,511
	Lincoln Educational Services Corp.	140,481	2,409
	HOT Topic Inc.	323,566	2,407
	Express Inc.	108,219	2,359
*	Vera Bradley Inc.	61,706	2,357
	Destination Maternity Corp.	115,762	2,313
	Movado Group Inc.	134,873	2,308
*	EW Scripps Co. Class A	236,009	2,282
*,^	hhgregg Inc.	155,928	2,089
*	America's Car-Mart Inc.	61,035	2,014
*	Cavco Industries Inc.	44,608	2,007
*	K-Swiss Inc. Class A	188,286	2,001
	Stein Mart Inc.	207,453	2,000
	PetMed Express Inc.	165,750	1,964
	World Wrestling Entertainment Inc. Class A	205,213	1,956
*	Shoe Carnival Inc.	64,794	1,954
*	Winnebago Industries Inc.	200,693	1,939
	Standard Motor Products Inc.	126,572	1,928
*	Steinway Musical Instruments Inc.	73,770	1,895
*	Overstock.com Inc.	119,157	1,814
	Speedway Motorsports Inc.	124,466	1,765
*	Stoneridge Inc.	118,694	1,750
*	Talbots Inc.	507,499	1,695
*	Kirkland's Inc.	140,894	1,694
*	Citi Trends Inc.	111,910	1,688
*	Perry Ellis International Inc.	66,595	1,682
	Ambassadors Group Inc.	190,388	1,681
*	Unifi Inc.	121,592	1,678
	Haverty Furniture Cos. Inc.	145,081	1,670
	Christopher & Banks Corp.	289,442	1,664
	PRIMEDIA Inc.	234,311	1,652
*	Libbey Inc.	101,613	1,648
*	Rentrak Corp.	92,804	1,646

4

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
*	Beazer Homes USA Inc.	474,745	1,609
*	Saga Communications Inc. Class A	41,857	1,549
*	Valuevision Media Inc. Class A	200,191	1,531
*	M/I Homes Inc.	120,622	1,479
*	Furniture Brands International Inc.	356,226	1,475
*	MarineMax Inc.	167,194	1,465
*	Morgans Hotel Group Co.	199,922	1,437
	Marcus Corp.	145,299	1,436
*	Journal Communications Inc. Class A	275,325	1,423
*	Audiovox Corp. Class A	183,076	1,384
	Bebe Stores Inc.	226,300	1,383
	Cherokee Inc.	80,296	1,378
	Spartan Motors Inc.	244,921	1,323
*	Isle of Capri Casinos Inc.	148,089	1,311
*	Caribou Coffee Co. Inc.	97,685	1,293
*	LIN TV Corp. Class A	260,096	1,267
	Big 5 Sporting Goods Corp.	160,235	1,259
*	Smith & Wesson Holding Corp.	402,581	1,208
*	Pacific Sunwear of California Inc.	462,441	1,207
*	Entercom Communications Corp. Class A	135,564	1,177
	Weyco Group Inc.	47,668	1,173
*	Bravo Brio Restaurant Group Inc.	47,941	1,171
*	Nexstar Broadcasting Group Inc. Class A	140,999	1,158
*	Ruth's Hospitality Group Inc.	203,611	1,142
	AH Belo Corp. Class A	153,227	1,140
*	Systemax Inc.	75,803	1,132
*	Fisher Communications Inc.	37,654	1,123
	CSS Industries Inc.	53,595	1,122
*	Kenneth Cole Productions Inc. Class A	88,801	1,109
*	Marine Products Corp.	164,831	1,108
*	Rocky Brands Inc.	89,284	1,102
*	Tuesday Morning Corp.	235,648	1,096
*	Carrols Restaurant Group Inc.	104,040	1,086
*	Zale Corp.	191,550	1,073
*	Geeknet Inc.	37,871	1,012
	CPI Corp.	76,155	1,001
*	Martha Stewart Living Omnimedia Class A	220,654	958
*	Red Lion Hotels Corp.	120,508	952
	Gaiam Inc. Class A	189,314	941
*	New York & Co. Inc.	189,432	938
*	Entravision Communications Corp. Class A	506,217	936
*	Famous Dave's Of America Inc.	93,260	934
*	West Marine Inc.	89,295	926
*	Leapfrog Enterprises Inc.	218,595	922
	Skyline Corp.	52,180	913
*	Arctic Cat Inc.	66,497	893
*	Casual Male Retail Group Inc.	214,703	891
*	Dex One Corp.	351,514	889
*	Luby's Inc.	160,082	884
*,^	McClatchy Co. Class A	311,029	874
	Tandy Leather Factory Inc.	166,905	862
	Learning Tree International Inc.	95,619	852
*,^	Hovnanian Enterprises Inc. Class A	350,203	844
*	Midas Inc.	132,769	839
*	Cumulus Media Inc. Class A	238,973	836
*	Motorcar Parts of America Inc.	54,410	817
	Bassett Furniture Industries Inc.	102,110	805
	Bon-Ton Stores Inc.	82,607	803
	Lifetime Brands Inc.	68,168	800
*	Nobel Learning Communities Inc.	69,008	797
	Insignia Systems Inc.	211,012	789
*	O'Charleys Inc.	106,910	781
*	Culp Inc.	81,245	763
*,^	LodgeNet Interactive Corp.	249,263	755

5

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
*	Kid Brands Inc.	145,135	749
*	Delta Apparel Inc.	43,631	742
	Mac-Gray Corp.	47,655	736
*	Coldwater Creek Inc.	514,212	720
	Frisch's Restaurants Inc.	30,759	718
*	Town Sports International Holdings Inc.	91,292	695
	RG Barry Corp.	60,620	684
	Flexsteel Industries	46,811	681
*	Sealy Corp.	268,101	678
*	Jamba Inc.	308,559	660
*	1-800-Flowers.com Inc. Class A	212,399	658
*	Cost Plus Inc.	65,757	658
	Shiloh Industries Inc.	59,757	644
*	Benihana Inc. Class A	61,047	640
*	Monarch Casino & Resort Inc.	60,730	634
*	Summer Infant Inc.	77,948	633
	Ark Restaurants Corp.	40,646	620
	Collectors Universe	41,751	618
*	Multimedia Games Holding Co. Inc.	133,073	605
*	Global Traffic Network Inc.	52,617	605
*	Perfumania Holdings Inc.	39,291	601
	Escalade Inc.	98,010	592
*	Build-A-Bear Workshop Inc.	90,099	587
*	MTR Gaming Group Inc.	186,449	565
*	Dixie Group Inc.	131,974	564
	Outdoor Channel Holdings Inc.	81,230	556
*	Cache Inc.	112,504	555
*,^	Crown Media Holdings Inc. Class A	287,124	548
*	Beasley Broadcasting Group Inc. Class A	128,060	533
*	HomeAway Inc.	13,731	531
	Hooker Furniture Corp.	59,697	529
*,^	Conn's Inc.	59,403	514
*	Rick's Cabaret International Inc.	60,361	509
*	Forward Industries Inc.	188,365	501
*	McCormick & Schmick's Seafood Restaurants Inc.	58,135	499
*	Charles & Colvard Ltd.	179,486	492
*	Orbitz Worldwide Inc.	193,909	483
*	Hollywood Media Corp.	319,378	479
*	Nautilus Inc.	239,023	478
*	Tower International Inc.	26,931	476
*	Emerson Radio Corp.	227,235	468
*	Nathan's Famous Inc.	24,361	460
*	AC Moore Arts & Crafts Inc.	182,471	456
*	Navarre Corp.	223,103	440
*	Dover Motorsports Inc.	228,323	422
*	Carmike Cinemas Inc.	61,115	422
*	ReachLocal Inc.	19,650	409
	Gaming Partners International Corp.	57,066	407
*	J Alexander's Corp.	61,783	405
*	Stanley Furniture Co. Inc.	94,854	397
*	Trans World Entertainment Corp.	194,782	397
*	Cambium Learning Group Inc.	117,687	397
*	Body Central Corp.	16,760	394
*	Bluegreen Corp.	131,902	386
*	Media General Inc. Class A	100,834	385
	Dover Downs Gaming & Entertainment Inc.	119,993	384
*,^	SuperMedia Inc.	101,636	381
*	Ballantyne Strong Inc.	79,466	373
^	Books-A-Million Inc.	101,558	352
	Strattec Security Corp.	16,776	352
*	Joe's Jeans Inc.	408,251	347
*,^	Westwood One Inc.	66,392	343
	Carriage Services Inc. Class A	57,955	329
*	Great Wolf Resorts Inc.	107,757	328

6

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
*	Morton's Restaurant Group Inc.	45,210	327
*	Nobility Homes Inc.	40,811	326
	Winmark Corp.	7,112	308
*	Vitacost.com Inc.	60,614	293
*	Heelys Inc.	126,864	289
*	Benihana Inc. Class A	27,540	287
*	Archipelago Learning Inc.	27,377	270
*	Century Casinos Inc.	96,100	267
	Williams Controls Inc.	21,498	247
*	Gray Television Inc.	89,453	236
*	Kona Grill Inc.	41,737	235
*	Emmis Communications Corp. Class A	211,098	232
*	Empire Resorts Inc.	249,577	231
*	Duckwall-ALCO Stores Inc.	19,776	210
*	Premier Exhibitions Inc.	120,404	209
*	US Auto Parts Network Inc.	27,139	208
*	Bidz.com Inc.	208,755	207
*	Lakes Entertainment Inc.	92,413	203
*,^	Full House Resorts Inc.	63,520	201
*,^	Lee Enterprises Inc.	210,151	187
*	Harris Interactive Inc.	200,771	171
*	Golfsmith International Holdings Inc.	44,379	169
*	Radio One Inc. Class A	93,623	160
*,^	American Apparel Inc.	178,214	159
*	interCLICK Inc.	19,920	159
*	Princeton Review Inc.	689,156	155
*,^	Quantum Fuel Systems Technologies Worldwide Inc.	41,851	145
*	Johnson Outdoors Inc. Class A	8,103	139
*	Adams Golf Inc.	17,592	131
*	NTN Buzztime Inc.	287,989	130
*	Bluefly Inc.	46,169	129
*	Dreams Inc.	44,337	115
*	Syms Corp.	9,144	99
*	Cosi Inc.	88,208	84
	Lacrosse Footwear Inc.	4,433	64
*,^	Atrinsic Inc.	17,359	56
*,^	Pandora Media Inc.	2,500	47
*	Radio One Inc.	25,533	45
	Einstein Noah Restaurant Group Inc.	3,000	45
*	Hallwood Group Inc.	1,737	33
*	Spanish Broadcasting System Inc.	46,502	33
*	Meade Instruments Corp.	4,548	23
*	SPAR Group Inc.	10,706	12
*	Sport Chalet Inc. Class A	4,985	10
*	Entertainment Gaming Asia Inc.	35,584	10
*	Enova Systems Inc.	11,300	9
*	Black Diamond Inc.	903	7
*	Comstock Homebuilding Cos. Inc. Class A	5,000	6
*	Krispy Kreme Doughnuts Inc. Warrants Exp. 03/02/2012	5,255	4
*	Ediets.Com Inc.	1,875	3
*	dELiA*s Inc.	500	1
*	GameTech International Inc.	2,000	—
*	Here Media Inc.	12,670	—
			2,940,522
Consumer Staples (3.6%)
*	Green Mountain Coffee Roasters Inc.	871,171	77,761
	Bunge Ltd.	1,027,174	70,824
	Herbalife Ltd.	831,392	47,921
	Church & Dwight Co. Inc.	994,460	40,315
*	Hansen Natural Corp.	480,791	38,920
*	Energizer Holdings Inc.	486,195	35,181
*	Ralcorp Holdings Inc.	384,044	33,251
	Corn Products International Inc.	532,545	29,439
*	Smithfield Foods Inc.	1,157,013	25,304

7

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
*	BJ's Wholesale Club Inc.	381,796	19,223
	Flowers Foods Inc.	784,530	17,291
*	Darling International Inc.	816,079	14,445
*	United Natural Foods Inc.	337,656	14,408
	Nu Skin Enterprises Inc. Class A	369,129	13,861
*	TreeHouse Foods Inc.	247,917	13,539
	Ruddick Corp.	298,569	13,000
	Diamond Foods Inc.	153,884	11,747
	Casey's General Stores Inc.	264,909	11,656
*	Hain Celestial Group Inc.	306,962	10,240
	Lancaster Colony Corp.	132,598	8,065
	Fresh Del Monte Produce Inc.	273,677	7,299
	Snyders-Lance Inc.	336,530	7,279
	B&G Foods Inc. Class A	341,996	7,052
	Vector Group Ltd.	382,053	6,797
	Sanderson Farms Inc.	134,699	6,436
	Pricesmart Inc.	121,848	6,242
	Universal Corp.	161,723	6,092
*	Rite Aid Corp.	4,516,955	6,008
*	Boston Beer Co. Inc. Class A	65,446	5,864
	Andersons Inc.	132,878	5,614
	Tootsie Roll Industries Inc.	178,704	5,229
	J&J Snack Foods Corp.	102,436	5,106
*	Elizabeth Arden Inc.	172,702	5,014
*	Central European Distribution Corp.	441,885	4,949
	WD-40 Co.	121,982	4,762
*	Prestige Brands Holdings Inc.	359,128	4,611
*	Chiquita Brands International Inc.	322,583	4,200
*	Central Garden and Pet Co. Class A	385,965	3,918
*	Spectrum Brands Holdings Inc.	116,223	3,719
*,^	Star Scientific Inc.	815,569	3,670
	Weis Markets Inc.	88,163	3,591
*,^	Dole Food Co. Inc.	259,716	3,511
	Spartan Stores Inc.	168,896	3,299
*	Pantry Inc.	170,023	3,195
*	Winn-Dixie Stores Inc.	370,351	3,129
^	Cal-Maine Foods Inc.	96,363	3,080
	Nash Finch Co.	84,990	3,043
*	Fresh Market Inc.	76,140	2,945
*	Pilgrim's Pride Corp.	539,621	2,919
*	Smart Balance Inc.	457,013	2,367
*	Medifast Inc.	92,289	2,190
	Inter Parfums Inc.	94,192	2,169
*	Alliance One International Inc.	614,761	1,986
*	Revlon Inc. Class A	117,495	1,974
	Imperial Sugar Co.	96,816	1,936
	National Beverage Corp.	121,264	1,777
*	Omega Protein Corp.	127,046	1,753
	Coca-Cola Bottling Co. Consolidated	25,251	1,708
	Ingles Markets Inc. Class A	96,232	1,593
	Calavo Growers Inc.	73,458	1,547
*	USANA Health Sciences Inc.	45,418	1,421
*	Susser Holdings Corp.	84,896	1,335
*	Seneca Foods Corp. Class A	50,937	1,303
	Village Super Market Inc. Class A	45,974	1,274
*	Nutraceutical International Corp.	76,449	1,176
	Oil-Dri Corp. of America	52,194	1,118
	Limoneira Co.	43,827	990
*,^	Lifeway Foods Inc.	81,428	910
	Alico Inc.	35,028	897
	Rocky Mountain Chocolate Factory Inc.	90,684	896
*,^	Synutra International Inc.	90,788	892
	MGP Ingredients Inc.	96,898	844
*	Reddy Ice Holdings Inc.	297,619	836

8

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
	United-Guardian Inc.	55,616	823
	Schiff Nutrition International Inc.	66,150	740
	Arden Group Inc.	8,034	739
*	Nature's Sunshine Products Inc.	37,724	735
	Farmer Bros Co.	67,619	686
*	John B Sanfilippo & Son Inc.	69,944	592
*	Natural Alternatives International Inc.	100,999	487
*	Overhill Farms Inc.	80,875	449
	Female Health Co.	87,287	436
*	Physicians Formula Holdings Inc.	76,739	307
	Orchids Paper Products Co.	23,573	298
*	Craft Brewers Alliance Inc.	34,291	295
*	Parlux Fragrances Inc.	89,346	287
*	Primo Water Corp.	8,926	128
*,^	HQ Sustainable Maritime Industries Inc.	157,945	121
*	IGI Laboratories Inc.	77,819	87
	Reliv International Inc.	44,259	81
*	Mannatech Inc.	74,328	71
*	Crystal Rock Holdings Inc.	600	—
			727,218
Energy (7.5%)
*	Concho Resources Inc.	721,192	66,241
	Cimarex Energy Co.	595,859	53,580
*	Petrohawk Energy Corp.	2,119,242	52,282
*	Ultra Petroleum Corp.	1,066,872	48,863
*	Whiting Petroleum Corp.	823,945	46,891
	Arch Coal Inc.	1,480,208	39,462
*	Plains Exploration & Production Co.	984,148	37,516
	Core Laboratories NV	317,500	35,414
	Southern Union Co.	870,054	34,933
	Patterson-UTI Energy Inc.	1,077,987	34,075
	SM Energy Co.	443,926	32,620
*	McDermott International Inc.	1,636,138	32,412
	Oceaneering International Inc.	757,114	30,663
*	Dresser-Rand Group Inc.	556,055	29,888
*	Oil States International Inc.	357,587	28,575
	Energen Corp.	502,880	28,413
*	SandRidge Energy Inc.	2,543,909	27,118
	Holly Corp.	369,473	25,641
*	Brigham Exploration Co.	817,171	24,458
	Frontier Oil Corp.	738,357	23,856
*	Continental Resources Inc.	339,711	22,051
	CARBO Ceramics Inc.	132,604	21,608
*	Forest Oil Corp.	792,705	21,173
*	Superior Energy Services Inc.	556,069	20,652
	EXCO Resources Inc.	1,161,825	20,506
	Kinder Morgan Inc.	691,500	19,867
	Tidewater Inc.	362,125	19,486
*	Rosetta Resources Inc.	369,957	19,068
	Lufkin Industries Inc.	212,606	18,295
	World Fuel Services Corp.	494,112	17,753
	Berry Petroleum Co. Class A	332,736	17,678
*	Atwood Oceanics Inc.	393,445	17,363
*	Energy XXI Bermuda Ltd.	518,720	17,232
*	Unit Corp.	278,991	16,999
*	Complete Production Services Inc.	490,310	16,357
*	Dril-Quip Inc.	240,468	16,311
*	Key Energy Services Inc.	886,495	15,957
*	Bill Barrett Corp.	329,475	15,271
	SEACOR Holdings Inc.	151,149	15,109
*	Patriot Coal Corp.	637,349	14,187
*	McMoRan Exploration Co.	751,911	13,895
	Bristow Group Inc.	253,503	12,934
*	Cobalt International Energy Inc.	918,486	12,519

9

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
*	Helix Energy Solutions Group Inc.	740,125	12,256
*	Quicksilver Resources Inc.	823,729	12,158
*	Carrizo Oil & Gas Inc.	274,411	11,457
*	Swift Energy Co.	296,112	11,036
*	Stone Energy Corp.	342,064	10,395
*	ION Geophysical Corp.	1,091,865	10,329
*	Comstock Resources Inc.	332,418	9,570
*	Cloud Peak Energy Inc.	425,447	9,062
*	Exterran Holdings Inc.	451,342	8,950
*	Oasis Petroleum Inc.	296,984	8,814
*,^	Northern Oil and Gas Inc.	379,162	8,398
*	Gulfport Energy Corp.	265,307	7,877
*	SemGroup Corp. Class A	291,734	7,489
	RPC Inc.	296,286	7,271
*	Gulfmark Offshore Inc.	163,821	7,239
*	Tetra Technologies Inc.	546,850	6,961
	W&T Offshore Inc.	250,543	6,544
*,^	Western Refining Inc.	361,553	6,533
*	Pioneer Drilling Co.	387,466	5,905
*	Newpark Resources Inc.	645,983	5,859
*	CVR Energy Inc.	227,341	5,597
*	Magnum Hunter Resources Corp.	804,242	5,437
*	Hercules Offshore Inc.	979,369	5,396
	Contango Oil & Gas Co.	91,781	5,364
*	Basic Energy Services Inc.	168,265	5,295
*	James River Coal Co.	253,071	5,269
^	Overseas Shipholding Group Inc.	191,741	5,166
*	Cheniere Energy Inc.	557,073	5,103
*	Petroleum Development Corp.	167,591	5,013
*	Parker Drilling Co.	830,526	4,859
*,^	Hyperdynamics Corp.	1,092,268	4,697
*	Approach Resources Inc.	198,310	4,496
*,^	Clean Energy Fuels Corp.	335,889	4,417
*,^	ATP Oil & Gas Corp.	285,767	4,375
*	Hornbeck Offshore Services Inc.	158,886	4,369
	Penn Virginia Corp.	326,199	4,309
	Targa Resources Corp.	124,519	4,166
*	Cal Dive International Inc.	674,479	4,033
	Gulf Island Fabrication Inc.	123,426	3,984
*	Global Industries Ltd.	719,383	3,942
	Crosstex Energy Inc.	325,065	3,868
*	Energy Partners Ltd.	252,266	3,736
*	Endeavour International Corp.	218,430	3,292
*	Goodrich Petroleum Corp.	176,435	3,248
*	OYO Geospace Corp.	31,155	3,115
*	FX Energy Inc.	353,866	3,107
*	Harvest Natural Resources Inc.	273,721	3,019
*	Willbros Group Inc.	339,247	2,897
*	Matrix Service Co.	213,521	2,857
*	USEC Inc.	822,868	2,748
*,^	BPZ Resources Inc.	805,698	2,643
*	Vaalco Energy Inc.	418,410	2,519
*	Clayton Williams Energy Inc.	41,779	2,509
*	Petroquest Energy Inc.	355,039	2,492
*	Abraxas Petroleum Corp.	641,524	2,457
*	Georesources Inc.	103,952	2,338
*	Vantage Drilling Co.	1,251,556	2,278
*	Rex Energy Corp.	219,041	2,250
*	Rentech Inc.	2,102,018	2,228
*	Venoco Inc.	161,440	2,057
*	Mitcham Industries Inc.	113,443	1,963
*	Callon Petroleum Co.	268,376	1,884
*	Warren Resources Inc.	491,702	1,873
*	Dawson Geophysical Co.	54,405	1,858

10

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
^	Houston American Energy Corp.	95,890	1,738
*	PHI Inc.	78,066	1,689
*,^	Uranium Resources Inc.	972,168	1,624
*	Westmoreland Coal Co.	88,353	1,568
*,^	GMX Resources Inc.	328,311	1,461
	Delek US Holdings Inc.	91,383	1,435
*	Triangle Petroleum Corp.	219,937	1,421
*,^	Uranium Energy Corp.	457,152	1,399
*	Delta Petroleum Corp.	2,549,709	1,265
*	Union Drilling Inc.	116,091	1,195
*	Natural Gas Services Group Inc.	73,690	1,191
	Panhandle Oil and Gas Inc. Class A	40,303	1,189
	Alon USA Energy Inc.	94,506	1,065
*	Syntroleum Corp.	708,759	1,042
*	Bolt Technology Corp.	83,555	1,036
*	Amyris Inc.	32,109	902
*,^	Miller Energy Resources Inc.	138,960	889
*	Double Eagle Petroleum Co.	93,748	819
	General Maritime Corp.	587,794	794
*,^	Green Plains Renewable Energy Inc.	73,423	792
*,^	RAM Energy Resources Inc.	599,139	749
*	Toreador Resources Corp.	178,748	663
*	CREDO Petroleum Corp.	69,275	649
*,^	CAMAC Energy Inc.	483,505	643
*	Evolution Petroleum Corp.	82,925	589
*	Verenium Corp.	309,620	554
*,^	Royale Energy Inc.	188,357	526
*,^	Zion Oil & Gas Inc.	83,089	494
*	REX American Resources Corp.	27,349	454
*	Crimson Exploration Inc.	122,188	434
*	ENGlobal Corp.	128,031	388
*,^	Tengasco Inc.	510,223	378
*,^	Isramco Inc.	5,453	360
*	Geokinetics Inc.	45,035	355
*	TGC Industries Inc.	49,471	316
*,^	Tri-Valley Corp.	510,514	306
*	PHI Inc.	13,199	287
*,^	Evergreen Energy Inc.	146,125	262
*	HKN Inc.	107,664	245
*	Magellan Petroleum Corp.	138,522	233
*	Barnwell Industries Inc.	44,309	228
*	PostRock Energy Corp.	37,223	217
*	Gasco Energy Inc.	946,291	210
*,^	Pyramid Oil Co.	37,508	176
*	GeoMet Inc.	138,562	164
*	Global Geophysical Services Inc.	8,425	150
*,^	Lucas Energy Inc.	46,700	132
*,^	Pacific Ethanol Inc.	99,043	107
*	Gevo Inc.	5,400	85
*	FieldPoint Petroleum Corp.	29,713	81
*	Cubic Energy Inc.	106,015	75
*	BioFuel Energy Corp.	145,034	60
*	GreenHunter Energy Inc.	40,875	36
*,^	Zion Oil & Gas Inc. Warrants Exp. 12/31/2012	12,066	28
*	Zion Oil & Gas Inc. Rights Exp. 07/25/2011	19,297	18
*	GeoPetro Resources Co.	31,100	13
			1,502,977
Financials (18.8%)
	General Growth Properties Inc.	4,925,100	82,200
*	CIT Group Inc.	1,397,900	61,871
	Macerich Co.	913,156	48,854
	SL Green Realty Corp.	578,253	47,920
	New York Community Bancorp Inc.	3,050,897	45,733
^	Digital Realty Trust Inc.	661,208	40,849

11

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
	Federal Realty Investment Trust	434,418	37,004
	Rayonier Inc.	566,013	36,989
*	Affiliated Managers Group Inc.	362,712	36,797
	Nationwide Health Properties Inc.	883,723	36,595
	TD Ameritrade Holding Corp.	1,873,295	36,548
	Alexandria Real Estate Equities Inc.	430,908	33,361
	UDR Inc.	1,321,177	32,435
*	MSCI Inc. Class A	837,509	31,557
	Reinsurance Group of America Inc. Class A	515,701	31,386
	Camden Property Trust	489,945	31,170
	Lazard Ltd. Class A	834,296	30,952
	Everest Re Group Ltd.	378,549	30,946
	Essex Property Trust Inc.	227,453	30,772
	Realty Income Corp.	884,792	29,632
	Jones Lang LaSalle Inc.	298,662	28,164
	First Niagara Financial Group Inc.	2,116,265	27,935
	Regency Centers Corp.	627,135	27,575
*	Markel Corp.	67,056	26,609
	WR Berkley Corp.	810,840	26,304
	Liberty Property Trust	804,039	26,196
	BRE Properties Inc.	512,630	25,570
	RenaissanceRe Holdings Ltd.	360,933	25,247
	Eaton Vance Corp.	827,206	25,006
	HCC Insurance Holdings Inc.	793,060	24,981
	Senior Housing Properties Trust	1,058,015	24,768
	Duke Realty Corp.	1,762,336	24,690
	Piedmont Office Realty Trust Inc. Class A	1,204,234	24,554
	Fidelity National Financial Inc. Class A	1,557,575	24,516
*	American Capital Ltd.	2,462,536	24,453
	Cullen/Frost Bankers Inc.	427,375	24,296
	Commerce Bancshares Inc.	541,333	23,277
	Taubman Centers Inc.	389,370	23,051
	Ares Capital Corp.	1,430,368	22,986
	SEI Investments Co.	1,007,811	22,686
	Raymond James Financial Inc.	704,152	22,638
	Arthur J Gallagher & Co.	770,841	22,000
	Waddell & Reed Financial Inc. Class A	602,919	21,916
	Transatlantic Holdings Inc.	435,890	21,363
	Validus Holdings Ltd.	685,279	21,209
	Weingarten Realty Investors	842,441	21,196
	East West Bancorp Inc.	1,038,239	20,983
	Brown & Brown Inc.	816,920	20,962
	Developers Diversified Realty Corp.	1,485,818	20,950
	Old Republic International Corp.	1,779,125	20,905
	Hospitality Properties Trust	861,224	20,885
	White Mountains Insurance Group Ltd.	49,459	20,781
	Jefferies Group Inc.	994,094	20,280
	Mack-Cali Realty Corp.	606,993	19,994
*	Popular Inc.	7,149,892	19,734
	American Financial Group Inc.	526,424	18,788
	CBL & Associates Properties Inc.	1,035,650	18,776
	Hancock Holding Co.	583,003	18,061
*	SVB Financial Group	299,464	17,881
	City National Corp.	329,580	17,880
*	Forest City Enterprises Inc. Class A	957,255	17,872
	BioMed Realty Trust Inc.	916,345	17,630
	Mid-America Apartment Communities Inc.	256,425	17,301
	Douglas Emmett Inc.	868,591	17,276
	American Campus Communities Inc.	476,683	16,932
	Associated Banc-Corp	1,210,921	16,832
*	Alleghany Corp.	50,104	16,690
	Highwoods Properties Inc.	503,534	16,682
	Equity Lifestyle Properties Inc.	266,454	16,637
	Home Properties Inc.	272,867	16,612

12

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
*	Signature Bank	288,660	16,511
	Valley National Bancorp	1,185,842	16,139
	Kilroy Realty Corp.	408,001	16,112
	LaSalle Hotel Properties	595,309	15,680
	Bank of Hawaii Corp.	332,987	15,491
	Corporate Office Properties Trust	496,380	15,442
	TCF Financial Corp.	1,113,992	15,373
*	Allied World Assurance Co. Holdings Ltd.	264,761	15,245
	Entertainment Properties Trust	325,752	15,213
	Tanger Factory Outlet Centers	567,596	15,195
	Washington REIT	460,146	14,964
*	ProAssurance Corp.	213,644	14,955
	Omega Healthcare Investors Inc.	709,304	14,902
	Fulton Financial Corp.	1,391,246	14,900
	CapitalSource Inc.	2,256,800	14,556
	National Retail Properties Inc.	593,542	14,548
	Alterra Capital Holdings Ltd.	650,323	14,502
	Prosperity Bancshares Inc.	327,348	14,344
	Post Properties Inc.	347,970	14,183
	Apollo Investment Corp.	1,367,725	13,964
	Extra Space Storage Inc.	653,183	13,932
*	CNO Financial Group Inc.	1,755,112	13,883
	Protective Life Corp.	598,226	13,837
	Assured Guaranty Ltd.	835,366	13,625
*,^	St. Joe Co.	643,963	13,420
*	Stifel Financial Corp.	373,601	13,397
	StanCorp Financial Group Inc.	315,875	13,327
	CommonWealth REIT	503,747	13,017
	Washington Federal Inc.	775,851	12,747
	Aspen Insurance Holdings Ltd.	494,345	12,720
	FirstMerit Corp.	762,627	12,591
	DiamondRock Hospitality Co.	1,168,499	12,538
*	Ezcorp Inc. Class A	348,554	12,400
	Erie Indemnity Co. Class A	172,998	12,234
	Hanover Insurance Group Inc.	317,345	11,967
	Colonial Properties Trust	582,832	11,890
	Cash America International Inc.	205,255	11,878
	Endurance Specialty Holdings Ltd.	283,750	11,727
	First American Financial Corp.	733,890	11,485
	Synovus Financial Corp.	5,484,570	11,408
	Delphi Financial Group Inc.	383,371	11,198
	Brandywine Realty Trust	943,496	10,935
	Webster Financial Corp.	513,389	10,791
	DuPont Fabros Technology Inc.	425,585	10,725
	Iberiabank Corp.	183,178	10,558
	Healthcare Realty Trust Inc.	507,822	10,476
	Unitrin Inc.	341,949	10,146
*	Portfolio Recovery Associates Inc.	119,492	10,132
	Westamerica Bancorporation	201,746	9,936
	Potlatch Corp.	280,228	9,884
	Mercury General Corp.	249,060	9,835
	BOK Financial Corp.	176,902	9,689
	Greenhill & Co. Inc.	178,152	9,588
*,^	MBIA Inc.	1,087,876	9,454
	Northwest Bancshares Inc.	742,655	9,343
	Trustmark Corp.	397,752	9,311
	Umpqua Holdings Corp.	800,142	9,258
*	First Cash Financial Services Inc.	218,666	9,182
	FNB Corp.	886,233	9,173
	Cathay General Bancorp	549,053	8,999
	DCT Industrial Trust Inc.	1,715,310	8,971
	Medical Properties Trust Inc.	780,041	8,970
*	MF Global Holdings Ltd.	1,143,756	8,853
*	Howard Hughes Corp.	135,188	8,793

13

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
	UMB Financial Corp.	209,444	8,772
	Platinum Underwriters Holdings Ltd.	260,265	8,651
*	Strategic Hotels & Resorts Inc.	1,219,771	8,636
	Lexington Realty Trust	944,470	8,623
	National Health Investors Inc.	193,702	8,606
	Primerica Inc.	384,530	8,448
*	PHH Corp.	396,485	8,136
	Equity One Inc.	434,048	8,091
	EastGroup Properties Inc.	187,204	7,958
	Sovran Self Storage Inc.	193,323	7,926
	Wintrust Financial Corp.	244,086	7,855
	Montpelier Re Holdings Ltd.	435,522	7,839
*	Ocwen Financial Corp.	612,988	7,822
*	Sunstone Hotel Investors Inc.	839,293	7,780
*	Knight Capital Group Inc. Class A	702,074	7,737
	Prospect Capital Corp.	750,027	7,583
^	First Financial Bankshares Inc.	219,486	7,561
	MB Financial Inc.	385,181	7,411
	Astoria Financial Corp.	577,796	7,390
	Symetra Financial Corp.	548,597	7,368
	Susquehanna Bancshares Inc.	907,784	7,262
	PS Business Parks Inc.	131,298	7,235
	RLI Corp.	116,323	7,203
	Pebblebrook Hotel Trust	355,287	7,173
	Old National Bancorp	661,295	7,142
*	MGIC Investment Corp.	1,194,028	7,104
*	World Acceptance Corp.	107,830	7,070
	First Citizens BancShares Inc. Class A	37,263	6,976
	National Penn Bancshares Inc.	875,735	6,945
*	First Industrial Realty Trust Inc.	605,558	6,934
	Glacier Bancorp Inc.	513,417	6,921
	First Financial Bancorp	414,598	6,920
	Tower Group Inc.	288,622	6,875
*	Texas Capital Bancshares Inc.	264,999	6,845
	Glimcher Realty Trust	713,107	6,775
	MarketAxess Holdings Inc.	268,748	6,735
	United Bankshares Inc.	274,131	6,711
*	Dollar Financial Corp.	304,738	6,598
	First Midwest Bancorp Inc.	532,191	6,541
	Franklin Street Properties Corp.	505,887	6,531
	Community Bank System Inc.	262,890	6,517
	BancorpSouth Inc.	524,701	6,512
	Argo Group International Holdings Ltd.	218,491	6,494
	Cousins Properties Inc.	739,731	6,317
	International Bancshares Corp.	377,310	6,312
	U-Store-It Trust	596,581	6,276
	Selective Insurance Group Inc.	385,075	6,265
	Pennsylvania REIT	395,995	6,217
	Hersha Hospitality Trust Class A	1,075,396	5,990
	BankUnited Inc.	224,757	5,965
	CVB Financial Corp.	643,058	5,948
	Sterling Bancshares Inc.	728,738	5,947
	LTC Properties Inc.	213,125	5,929
	Acadia Realty Trust	287,895	5,853
	Alexander's Inc.	14,613	5,801
	PrivateBancorp Inc. Class A	417,985	5,768
	Park National Corp.	87,125	5,738
*	Credit Acceptance Corp.	66,226	5,594
	CNA Financial Corp.	191,889	5,574
	Sun Communities Inc.	149,050	5,561
*	Greenlight Capital Re Ltd. Class A	211,090	5,550
*	TFS Financial Corp.	570,871	5,526
	NBT Bancorp Inc.	246,997	5,466
	First Potomac Realty Trust	356,805	5,463

14

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
	Fifth Street Finance Corp.	466,289	5,409
*	Financial Engines Inc.	208,201	5,397
*	iStar Financial Inc.	659,545	5,349
	American Equity Investment Life Holding Co.	417,098	5,301
	Ashford Hospitality Trust Inc.	425,480	5,297
	Provident Financial Services Inc.	368,536	5,277
	optionsXpress Holdings Inc.	304,068	5,072
	Oritani Financial Corp.	392,446	5,019
	Investors Real Estate Trust	567,349	4,913
	Bank of the Ozarks Inc.	94,099	4,899
	American Assets Trust Inc.	217,654	4,886
	Infinity Property & Casualty Corp.	88,847	4,856
	Columbia Banking System Inc.	281,511	4,848
	Inland Real Estate Corp.	546,977	4,830
	Associated Estates Realty Corp.	296,692	4,821
	PacWest Bancorp	233,513	4,803
	American National Insurance Co.	61,289	4,750
	Interactive Brokers Group Inc.	302,013	4,727
*	Pico Holdings Inc.	162,316	4,707
*	Investors Bancorp Inc.	330,691	4,696
*	FelCor Lodging Trust Inc.	869,366	4,634
	Getty Realty Corp.	178,995	4,516
	Employers Holdings Inc.	269,289	4,516
	Safety Insurance Group Inc.	107,273	4,510
*	Pinnacle Financial Partners Inc.	288,500	4,489
	Horace Mann Educators Corp.	284,545	4,442
	Education Realty Trust Inc.	516,359	4,425
	Universal Health Realty Income Trust	106,797	4,270
	Capitol Federal Financial Inc.	362,582	4,264
	Oriental Financial Group Inc.	324,792	4,187
*	Navigators Group Inc.	88,830	4,175
*	Investment Technology Group Inc.	297,424	4,170
*	Forestar Group Inc.	253,511	4,165
	Evercore Partners Inc. Class A	123,589	4,118
*	Western Alliance Bancorp	578,173	4,105
*	Sterling Financial Corp.	252,509	4,058
*	LPL Investment Holdings Inc.	118,424	4,051
	FBL Financial Group Inc. Class A	125,925	4,049
	Radian Group Inc.	951,042	4,023
	Cohen & Steers Inc.	121,287	4,021
	Independent Bank Corp.	152,194	3,995
	KBW Inc.	211,998	3,964
	BGC Partners Inc. Class A	501,629	3,878
	Artio Global Investors Inc. Class A	342,049	3,865
	Brookline Bancorp Inc.	412,168	3,821
	Meadowbrook Insurance Group Inc.	384,932	3,815
*	HFF Inc. Class A	252,382	3,808
	First Commonwealth Financial Corp.	661,373	3,796
	Chemical Financial Corp.	195,545	3,668
	MCG Capital Corp.	598,319	3,638
	Amtrust Financial Services Inc.	158,676	3,615
	Boston Private Financial Holdings Inc.	545,892	3,592
	City Holding Co.	106,883	3,530
	WesBanco Inc.	179,414	3,527
*	National Financial Partners Corp.	305,044	3,520
*	Safeguard Scientifics Inc.	185,431	3,501
	Home Bancshares Inc.	145,371	3,437
*	Virtus Investment Partners Inc.	55,270	3,355
	Maiden Holdings Ltd.	362,061	3,295
	Chesapeake Lodging Trust	191,903	3,274
*	Tejon Ranch Co.	95,694	3,263
	Dime Community Bancshares Inc.	220,574	3,207
	Saul Centers Inc.	81,342	3,202
*	Encore Capital Group Inc.	103,803	3,189

15

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
	Nelnet Inc. Class A	144,441	3,186
*	FPIC Insurance Group Inc.	76,121	3,173
	S&T Bancorp Inc.	170,129	3,163
*	ICG Group Inc.	258,384	3,160
	PennantPark Investment Corp.	281,131	3,151
	BlackRock Kelso Capital Corp.	350,821	3,147
	Community Trust Bancorp Inc.	113,169	3,137
	Sabra Healthcare REIT Inc.	186,821	3,122
*	AMERISAFE Inc.	136,902	3,097
	Advance America Cash Advance Centers Inc.	446,155	3,074
	Simmons First National Corp. Class A	118,155	3,032
*	Nara Bancorp Inc.	370,418	3,012
	Trustco Bank Corp. NY	612,297	3,000
	Ramco-Gershenson Properties Trust	241,633	2,991
	Hercules Technology Growth Capital Inc.	283,094	2,978
	Flushing Financial Corp.	228,690	2,973
	Campus Crest Communities Inc.	227,538	2,944
*	Piper Jaffray Cos.	101,773	2,932
	Harleysville Group Inc.	92,991	2,899
*	West Coast Bancorp	172,300	2,888
*	State Bank Financial Corp.	174,200	2,852
	First Financial Corp.	85,628	2,803
	Renasant Corp.	192,060	2,783
	Flagstone Reinsurance Holdings SA	321,441	2,710
	Duff & Phelps Corp. Class A	209,375	2,686
	Sandy Spring Bancorp Inc.	148,283	2,668
	Urstadt Biddle Properties Inc. Class A	146,375	2,651
	United Fire & Casualty Co.	150,964	2,622
	Winthrop Realty Trust	218,529	2,609
	National Interstate Corp.	111,994	2,565
	Parkway Properties Inc.	150,058	2,560
	Triangle Capital Corp.	137,088	2,531
	SCBT Financial Corp.	87,206	2,501
*	Hilltop Holdings Inc.	281,685	2,490
*	Intl. FCStone Inc.	100,787	2,440
	National Western Life Insurance Co. Class A	15,261	2,434
	Cardinal Financial Corp.	214,165	2,345
	Washington Trust Bancorp Inc.	101,764	2,338
*	Bancorp Inc.	221,023	2,310
	MVC Capital Inc.	171,607	2,270
*	eHealth Inc.	169,132	2,260
*	Beneficial Mutual Bancorp Inc.	274,374	2,254
*,^	First Republic Bank	69,255	2,236
*	Center Financial Corp.	351,656	2,233
	Oppenheimer Holdings Inc. Class A	78,985	2,228
	Tompkins Financial Corp.	55,221	2,167
*	United Community Banks Inc.	205,084	2,166
	SY Bancorp Inc.	92,477	2,150
*	Eagle Bancorp Inc.	160,197	2,131
	Bancfirst Corp.	54,474	2,103
	OneBeacon Insurance Group Ltd. Class A	156,638	2,097
*	Ameris Bancorp	235,894	2,092
	Berkshire Hills Bancorp Inc.	93,169	2,086
	1st Source Corp.	100,281	2,080
	Calamos Asset Management Inc. Class A	142,677	2,072
	GAMCO Investors Inc.	44,573	2,063
	TICC Capital Corp.	214,911	2,063
	GFI Group Inc.	444,627	2,041
*	NewStar Financial Inc.	190,938	2,039
	WSFS Financial Corp.	50,456	2,001
^	TowneBank	149,504	2,000
	Lakeland Financial Corp.	89,288	1,988
	First Busey Corp.	374,924	1,983
*	Global Indemnity plc	89,089	1,976

16

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
	Coresite Realty Corp.	119,983	1,968
	Provident New York Bancorp	234,802	1,963
*	Wilshire Bancorp Inc.	662,239	1,947
*	Phoenix Cos. Inc.	790,787	1,945
*	Doral Financial Corp.	991,959	1,944
	Federal Agricultural Mortgage Corp.	87,392	1,933
	Southside Bancshares Inc.	96,952	1,925
*	Hanmi Financial Corp.	1,794,805	1,920
	Kite Realty Group Trust	383,217	1,908
*	Citizens Republic Bancorp Inc.	2,741,894	1,892
*	Cowen Group Inc. Class A	500,009	1,880
	StellarOne Corp.	153,645	1,861
	SeaBright Holdings Inc.	187,167	1,853
	Westfield Financial Inc.	227,163	1,845
	Cogdell Spencer Inc.	305,391	1,829
*	Citizens Inc.	267,621	1,825
	Arrow Financial Corp.	74,218	1,816
	CBOE Holdings Inc.	73,095	1,798
	Arlington Asset Investment Corp. Class A	57,076	1,792
	Monmouth Real Estate Investment Corp. Class A	211,825	1,790
	Capital Southwest Corp.	19,154	1,767
	Hudson Pacific Properties Inc.	112,616	1,749
	West Bancorporation Inc.	196,963	1,735
^	German American Bancorp Inc.	104,476	1,732
	Mission West Properties Inc.	195,870	1,720
	Agree Realty Corp.	76,915	1,718
	Great Southern Bancorp Inc.	90,307	1,711
	Baldwin & Lyons Inc.	73,812	1,710
	Republic Bancorp Inc. Class A	85,196	1,695
	Main Street Capital Corp.	89,330	1,693
*	Southwest Bancorp Inc.	172,865	1,692
*	1st United Bancorp Inc.	270,694	1,684
	Cedar Shopping Centers Inc.	325,794	1,678
	Univest Corp. of Pennsylvania	106,573	1,666
	Tower Bancorp Inc.	60,727	1,664
	Financial Institutions Inc.	101,216	1,662
	Kearny Financial Corp.	181,866	1,657
	State Auto Financial Corp.	94,494	1,647
	OceanFirst Financial Corp.	126,770	1,642
*	PMI Group Inc.	1,533,549	1,641
	Lakeland Bancorp Inc.	160,073	1,598
	Sterling Bancorp	167,964	1,594
	Camden National Corp.	48,313	1,585
*	Metro Bancorp Inc.	137,985	1,576
	Northfield Bancorp Inc.	111,933	1,574
	CapLease Inc.	318,652	1,565
*	OmniAmerican Bancorp Inc.	103,795	1,554
	One Liberty Properties Inc.	100,561	1,553
	United Financial Bancorp Inc.	100,065	1,544
	Gladstone Commercial Corp.	87,203	1,511
*,^	Macatawa Bank Corp.	543,974	1,504
*	Flagstar Bancorp Inc.	1,250,674	1,488
	Westwood Holdings Group Inc.	39,008	1,486
	Presidential Life Corp.	141,726	1,480
*	Sun Bancorp Inc.	402,920	1,471
	ViewPoint Financial Group	104,846	1,447
	Abington Bancorp Inc.	138,000	1,439
	MainSource Financial Group Inc.	172,902	1,435
	Edelman Financial Group Inc.	180,896	1,427
	National Bankshares Inc.	56,747	1,421
	Kohlberg Capital Corp.	178,611	1,420
*	Seacoast Banking Corp. of Florida	940,425	1,411
	Summit Hotel Properties Inc.	123,500	1,402
	Crawford & Co. Class B	197,436	1,396

17

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
	First Merchants Corp.	155,500	1,390
	People's United Financial Inc.	100,312	1,348
*	Virginia Commerce Bancorp Inc.	228,083	1,348
	ESSA Bancorp Inc.	107,679	1,337
	Chatham Lodging Trust	82,828	1,334
*	Gramercy Capital Corp.	433,960	1,315
	CoBiz Financial Inc.	197,661	1,293
	Banner Corp.	73,489	1,286
	Hudson Valley Holding Corp.	66,489	1,284
*	Meridian Interstate Bancorp Inc.	93,129	1,275
	Heartland Financial USA Inc.	87,366	1,271
	Bank Mutual Corp.	342,662	1,258
*	Cape Bancorp Inc.	124,900	1,249
	Territorial Bancorp Inc.	60,251	1,248
*	Harris & Harris Group Inc.	242,593	1,245
	Stewart Information Services Corp.	122,804	1,232
	Northrim BanCorp Inc.	64,897	1,231
*	Heritage Commerce Corp.	238,033	1,216
	Diamond Hill Investment Group Inc.	14,787	1,202
	First Interstate Bancsystem Inc.	81,283	1,198
	SWS Group Inc.	199,791	1,197
	Heritage Financial Corp.	92,148	1,191
	Bryn Mawr Bank Corp.	58,721	1,189
	Gladstone Capital Corp.	127,162	1,175
*	NewBridge Bancorp	255,219	1,169
	Asta Funding Inc.	139,237	1,168
*	Gleacher & Co. Inc.	561,209	1,145
*,^	Taylor Capital Group Inc.	139,277	1,137
	BankFinancial Corp.	133,941	1,134
*	Guaranty Bancorp	846,206	1,134
*	Netspend Holdings Inc.	111,398	1,114
	Century Bancorp Inc. Class A	41,931	1,110
	Donegal Group Inc. Class B	63,194	1,106
	First Bancorp	107,705	1,103
	NGP Capital Resources Co.	134,195	1,100
	Consolidated-Tomoka Land Co.	37,984	1,086
	Gladstone Investment Corp.	152,099	1,086
	First Community Bancshares Inc.	77,236	1,081
	Citizens & Northern Corp.	71,650	1,080
*	Park Sterling Corp.	217,449	1,079
	Terreno Realty Corp.	63,399	1,078
	Trico Bancshares	73,707	1,076
	Home Federal Bancorp Inc.	97,600	1,073
	Clifton Savings Bancorp Inc.	96,539	1,066
	First of Long Island Corp.	38,070	1,062
*	Pacific Mercantile Bancorp	245,654	1,046
	Union First Market Bankshares Corp.	85,863	1,046
	Merchants Bancshares Inc.	41,466	1,015
	Center Bancorp Inc.	97,116	1,014
	Enterprise Financial Services Corp.	74,725	1,011
*	First California Financial Group Inc.	283,833	1,009
	Suffolk Bancorp	72,141	1,007
*	Bridge Capital Holdings	90,503	1,003
	ESB Financial Corp.	77,238	998
	Epoch Holding Corp.	54,694	976
*	BofI Holding Inc.	67,102	967
	Washington Banking Co.	72,719	961
*	Green Dot Corp. Class A	28,200	958
	Penns Woods Bancorp Inc.	27,751	954
*	Thomas Properties Group Inc.	293,023	941
	Bancorp Rhode Island Inc.	20,379	924
	Capital City Bank Group Inc.	89,807	921
	First Bancorp Inc.	61,813	919
	Peoples Bancorp Inc.	81,388	917

18

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
	Excel Trust Inc.	82,244	907
	State Bancorp Inc.	67,996	907
*	First Financial Northwest Inc.	177,991	902
*	Ladenburg Thalmann Financial Services Inc.	649,722	897
	Eastern Insurance Holdings Inc.	67,395	892
^	Kansas City Life Insurance Co.	28,204	879
	MicroFinancial Inc.	156,934	868
*	Chicopee Bancorp Inc.	60,346	863
*,^	Home Bancorp Inc.	58,103	859
	Orrstown Financial Services Inc.	32,143	846
	Fox Chase Bancorp Inc.	61,711	836
	American National Bankshares Inc.	45,411	835
	FXCM Inc. Class A	83,200	825
	EMC Insurance Group Inc.	43,053	822
	First Financial Holdings Inc.	91,522	821
*	MPG Office Trust Inc.	286,642	820
*	American Safety Insurance Holdings Ltd.	42,164	807
	Pulaski Financial Corp.	110,767	795
*	FBR & Co.	233,375	793
	Meta Financial Group Inc.	41,575	792
*,^	First BanCorp	179,984	776
	Parkvale Financial Corp.	36,069	775
*	Avatar Holdings Inc.	50,945	775
	Kennedy-Wilson Holdings Inc.	62,721	768
*	Capital Bank Corp.	218,617	763
	Indiana Community Bancorp	43,407	759
	Centerstate Banks Inc.	109,568	758
	Bridge Bancorp Inc.	35,063	746
*	Tree.com Inc.	145,447	745
	MutualFirst Financial Inc.	80,909	738
*	Republic First Bancorp Inc.	333,769	738
	US Global Investors Inc. Class A	100,715	725
*,^	Cascade Bancorp	71,715	724
*	Marlin Business Services Corp.	55,630	704
*	Intervest Bancshares Corp. Class A	225,255	689
	Bank of Marin Bancorp	19,300	683
	Medallion Financial Corp.	69,572	678
	UMH Properties Inc.	63,298	677
*	Unity Bancorp Inc.	98,080	666
	TF Financial Corp.	30,391	664
	Pzena Investment Management Inc. Class A	116,273	660
	Rockville Financial Inc.	66,559	659
	Urstadt Biddle Properties Inc.	38,700	652
*	MetroCorp Bancshares Inc.	99,334	646
*	AmeriServ Financial Inc.	333,911	638
	Legacy Bancorp Inc.	45,547	631
	Pacific Continental Corp.	68,638	628
	PMC Commercial Trust	75,358	622
*	Mercantile Bank Corp.	74,836	621
*	Nicholas Financial Inc.	51,797	615
	First South Bancorp Inc.	142,026	606
	Universal Insurance Holdings Inc.	128,326	599
*	Fidelity Southern Corp.	87,594	599
	Ocean Shore Holding Co.	48,711	588
*	Pacific Capital Bancorp NA	18,334	583
	JMP Group Inc.	82,133	577
	Provident Financial Holdings Inc.	72,199	573
	Tortoise Capital Resources Corp.	70,633	571
	CNB Financial Corp.	40,983	569
*	First Marblehead Corp.	321,542	569
*	Riverview Bancorp Inc.	185,647	564
*	Community Capital Corp.	175,634	562
*,^	BankAtlantic Bancorp Inc. Class A	587,347	558
	BCB Bancorp Inc.	48,243	549

19

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
	Kaiser Federal Financial Group Inc.	43,843	540
*	Walker & Dunlop Inc.	40,515	539
*,^	Green Bankshares Inc.	203,322	533
*	Asset Acceptance Capital Corp.	130,270	526
	Sierra Bancorp	46,020	521
	Donegal Group Inc. Class A	39,408	504
	Golub Capital BDC Inc.	33,636	502
	Alliance Financial Corp.	16,429	502
*,^	United Security Bancshares	160,684	500
	QC Holdings Inc.	120,949	484
	STAG Industrial Inc.	39,400	483
*	Timberland Bancorp Inc.	81,579	482
	CFS Bancorp Inc.	89,648	481
	Peapack Gladstone Financial Corp.	40,002	471
	Middleburg Financial Corp.	31,177	466
*	Imperial Holdings Inc.	45,300	460
*	Louisiana Bancorp Inc.	28,268	446
*	Firstcity Financial Corp.	66,475	441
*	Yadkin Valley Financial Corp.	209,561	438
	Roma Financial Corp.	41,466	435
	New Hampshire Thrift Bancshares Inc.	32,330	431
	Citizens Holding Co.	21,654	422
*	Preferred Bank	58,157	419
*	United Community Financial Corp.	328,120	417
	Peoples Bancorp of North Carolina Inc.	64,718	414
*	Maui Land & Pineapple Co. Inc.	82,523	413
^	Life Partners Holdings Inc.	119,318	410
*	Franklin Financial Corp.	33,500	404
	Shore Bancshares Inc.	57,930	403
*,^	Encore Bancshares Inc.	32,333	389
	First United Corp.	78,120	388
	Independence Holding Co.	36,215	378
*	WSB Holdings Inc.	125,752	375
	Ames National Corp.	20,363	370
*	First Defiance Financial Corp.	25,073	368
*	Stratus Properties Inc.	27,459	368
*	Penson Worldwide Inc.	102,872	367
*	21st Century Holding Co.	130,272	354
	Citizens South Banking Corp.	81,810	335
*	Southcoast Financial Corp.	100,892	326
*	Waterstone Financial Inc.	144,422	325
*	ZipRealty Inc.	140,616	323
	Ohio Valley Banc Corp.	17,915	313
*	American River Bankshares	50,139	305
*,^	NASB Financial Inc.	29,140	304
*	MBT Financial Corp.	221,345	301
*	Tower Financial Corp.	34,884	286
*,^	BancTrust Financial Group Inc.	110,963	285
	Bar Harbor Bankshares	10,072	285
	Hawthorn Bancshares Inc.	36,925	283
*	North Valley Bancorp	26,395	272
*	First Acceptance Corp.	146,908	272
	Firstbank Corp.	46,094	268
	VIST Financial Corp.	37,845	265
*	Tennessee Commerce Bancorp Inc.	101,163	262
*	Hallmark Financial Services	32,820	258
*	BRT Realty Trust	39,682	250
*	Bank of Granite Corp.	259,864	247
*,^	Hampton Roads Bankshares Inc.	24,797	246
	Prudential Bancorp Inc. of Pennsylvania	41,906	240
*	PVF Capital Corp.	128,670	234
	United Security Bancshares	48,084	230
*	Jefferson Bancshares Inc.	69,923	227
*	Pacific Premier Bancorp Inc.	35,217	225

20

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
	Bank of Commerce Holdings	53,598	225
^	Heritage Financial Group Inc.	18,756	224
*	Investors Capital Holdings Ltd.	34,850	220
*,^	Anchor Bancorp Wisconsin Inc.	300,573	213
*,^	Dearborn Bancorp Inc.	175,758	207
*	Independent Bank Corp.	101,623	206
*	CompuCredit Holdings Corp.	87,856	204
*	Southern National Bancorp of Virginia Inc.	29,286	199
	Bank of Kentucky Financial Corp.	8,678	193
*,^	Princeton National Bancorp Inc.	38,572	193
	Investors Title Co.	4,773	192
	Federal Agricultural Mortgage Corp. Class A	12,788	190
*	Summit Financial Group Inc.	62,256	190
*	Supertel Hospitality Inc.	205,525	189
*,^	Premierwest Bancorp	127,874	185
	Hampden Bancorp Inc.	13,609	181
*	Farmers Capital Bank Corp.	32,779	172
*,^	Colony Bankcorp Inc.	59,023	169
*	Camco Financial Corp.	90,601	163
*	First Place Financial Corp.	140,884	162
*	Savannah Bancorp Inc.	21,800	162
	Norwood Financial Corp.	6,139	160
*	Guaranty Federal Bancshares Inc.	27,970	150
	Old Point Financial Corp.	12,762	150
	MidWestOne Financial Group Inc.	9,269	134
*	Southern Community Financial Corp.	116,600	128
*	Consumer Portfolio Services Inc.	100,442	119
*	Atlantic Coast Financial Corp.	17,372	118
*	Community Bankers Trust Corp.	87,710	117
*	HMN Financial Inc.	45,747	112
*	TIB Financial Corp.	7,951	107
	Beacon Federal Bancorp Inc.	7,639	106
*	OBA Financial Services Inc.	7,070	105
	Midsouth Bancorp Inc.	7,606	104
*	First Security Group Inc.	150,407	98
*	First Citizens Banc Corp.	24,679	94
*	Xenith Bankshares Inc.	21,775	89
*,^	Herald National Bank	22,500	89
*	MHI Hospitality Corp.	30,674	88
^	Brooklyn Federal Bancorp Inc.	54,847	85
	FedFirst Financial Corp.	5,529	82
*	Parke Bancorp Inc.	10,596	82
^	Old Second Bancorp Inc.	89,701	81
*	First Financial Service Corp.	22,276	75
	Codorus Valley Bancorp Inc.	6,575	70
	Monarch Financial Holdings Inc.	8,666	68
*	Rodman & Renshaw Capital Group Inc.	53,807	67
	Peoples Financial Corp.	4,686	64
*	First Savings Financial Group Inc.	3,846	63
*	Royal Bancshares of Pennsylvania Inc.	39,973	62
	Enterprise Bancorp Inc.	3,947	59
*	Presidential Realty Corp. Class B	46,000	59
	First Pactrust Bancorp Inc.	3,827	57
*	Grubb & Ellis Co.	175,240	56
*	BCSB Bancorp Inc.	3,821	54
	United Bancshares Inc.	5,802	53
*	Southern First Bancshares Inc.	6,182	53
*	Premier Financial Bancorp Inc.	7,243	52
*	1st Constitution Bancorp	6,422	50
*	Cascade Financial Corp.	93,296	42
*	Northern States Financial Corp.	36,253	40
	Porter Bancorp Inc.	7,493	37
*	Crescent Financial Corp.	9,196	37
	First Bancshares Inc.	3,343	33

21

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
	United Bancorp Inc.	3,747	33
*	Heritage Oaks Bancorp	8,400	32
*	Saratoga Investment Corp.	1,483	31
	Britton & Koontz Capital Corp.	2,350	30
*,^	FNB United Corp.	68,477	29
*	Berkshire Bancorp Inc.	4,217	29
*	First Capital Bancorp Inc.	5,724	24
*	1st Century Bancshares Inc.	5,905	22
*	New Century Bancorp Inc.	4,584	20
*	Citizens Community Bancorp Inc.	3,172	17
*	Affirmative Insurance Holdings Inc.	7,091	17
*	Rurban Financial Corp.	5,340	16
	Horizon Bancorp	591	16
*	Sussex Bancorp	2,300	15
*	Magyar Bancorp Inc.	3,686	15
*	Community Partners Bancorp	2,900	14
*	Penn Millers Holding Corp.	767	13
*	Mercantile Bancorp Inc.	15,601	13
*	Gyrodyne Co. of America Inc.	176	12
*	Alliance Bankshares Corp.	2,400	12
*	Rand Capital Corp.	4,050	12
	Harleysville Savings Financial Corp.	600	9
*	Central Valley Community Bancorp	1,074	7
*	First Mariner Bancorp Inc.	10,874	7
*	Commonwealth Bankshares Inc.	13,840	6
*	Village Bank and Trust Financial Corp.	2,400	5
	Mid Penn Bancorp Inc.	484	4
*	Peoples Federal Bancshares Inc.	273	4
*	Siebert Financial Corp.	1,336	2
*	Jacksonville Bancorp Inc.	300	2
*	Community Financial Corp.	300	1
*	Severn Bancorp Inc.	300	1
*	Anchor Bancorp Inc.	100	1
*	Laporte Bancorp Inc.	100	1
	Kentucky First Federal Bancorp	103	1
*	Ohio Legacy Corp.	100	—
			3,796,823
Health Care (11.7%)
*	Vertex Pharmaceuticals Inc.	1,433,873	74,547
*	Illumina Inc.	858,882	64,545
*	Alexion Pharmaceuticals Inc.	1,282,479	60,315
	Perrigo Co.	580,361	50,996
*	Henry Schein Inc.	642,253	45,979
*	Dendreon Corp.	1,017,390	40,126
*	Mettler-Toledo International Inc.	224,281	37,829
*	Hologic Inc.	1,824,485	36,800
	Universal Health Services Inc. Class B	681,452	35,115
*	ResMed Inc.	1,066,721	33,015
*	Endo Pharmaceuticals Holdings Inc.	813,033	32,660
*	Human Genome Sciences Inc.	1,322,945	32,465
*	IDEXX Laboratories Inc.	400,024	31,026
*	Regeneron Pharmaceuticals Inc.	524,962	29,771
*	HCA Holdings Inc.	862,900	28,476
	Cooper Cos. Inc.	327,630	25,961
	Omnicare Inc.	808,820	25,793
*	Allscripts Healthcare Solutions Inc.	1,326,698	25,764
*	Pharmasset Inc.	225,803	25,335
*	Covance Inc.	423,369	25,135
*	Kinetic Concepts Inc.	429,665	24,762
*	AMERIGROUP Corp.	346,328	24,406
*	Mednax Inc.	334,588	24,154
*	Gen-Probe Inc.	334,548	23,134
*	Alere Inc.	596,305	21,837
*	Healthspring Inc.	472,750	21,798

22

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
	Techne Corp.	259,316	21,619
	Pharmaceutical Product Development Inc.	789,937	21,202
*	BioMarin Pharmaceutical Inc.	773,848	21,056
	Hill-Rom Holdings Inc.	441,322	20,318
*	Health Net Inc.	631,703	20,271
*	United Therapeutics Corp.	356,160	19,624
*	Catalyst Health Solutions Inc.	347,597	19,403
	Lincare Holdings Inc.	660,734	19,340
*	Health Management Associates Inc. Class A	1,767,761	19,056
*	Healthsouth Corp.	666,435	17,494
	Teleflex Inc.	281,259	17,174
*	Sirona Dental Systems Inc.	323,387	17,172
*	Community Health Systems Inc.	655,460	16,832
*	Incyte Corp. Ltd.	869,561	16,469
	Medicis Pharmaceutical Corp. Class A	430,062	16,415
*	Bio-Rad Laboratories Inc. Class A	136,851	16,335
*	Salix Pharmaceuticals Ltd.	407,458	16,229
*	Onyx Pharmaceuticals Inc.	442,386	15,616
	Owens & Minor Inc.	444,889	15,344
*	WellCare Health Plans Inc.	297,015	15,270
*	HMS Holdings Corp.	197,337	15,169
*	Cubist Pharmaceuticals Inc.	418,359	15,057
*	Cepheid Inc.	431,098	14,933
*	Brookdale Senior Living Inc. Class A	607,174	14,724
*	Charles River Laboratories International Inc.	360,476	14,653
	STERIS Corp.	413,700	14,471
*	LifePoint Hospitals Inc.	367,677	14,369
*	Seattle Genetics Inc.	684,601	14,048
*	Amylin Pharmaceuticals Inc.	1,018,557	13,608
*	Myriad Genetics Inc.	598,422	13,590
*	Thoratec Corp.	399,586	13,114
*	VCA Antech Inc.	602,636	12,776
*	Alkermes Inc.	668,377	12,432
*	Centene Corp.	349,015	12,401
	Masimo Corp.	417,062	12,378
*	InterMune Inc.	334,712	11,999
*	Magellan Health Services Inc.	218,217	11,945
*	Volcano Corp.	364,880	11,782
	Quality Systems Inc.	134,470	11,739
*	Haemonetics Corp.	179,321	11,543
*	Align Technology Inc.	483,482	11,023
*	PSS World Medical Inc.	387,491	10,854
*	Theravance Inc.	469,849	10,435
*	Ariad Pharmaceuticals Inc.	920,452	10,429
*	Bruker Corp.	509,409	10,372
*	Questcor Pharmaceuticals Inc.	430,313	10,371
	West Pharmaceutical Services Inc.	233,983	10,239
*	Immucor Inc.	490,666	10,019
*	athenahealth Inc.	243,326	10,001
*	Impax Laboratories Inc.	455,833	9,933
*	Viropharma Inc.	531,669	9,836
	Chemed Corp.	148,625	9,738
*	Parexel International Corp.	411,102	9,686
*	NuVasive Inc.	276,708	9,098
*	Acorda Therapeutics Inc.	279,093	9,017
*	Zoll Medical Corp.	154,741	8,768
*	Par Pharmaceutical Cos. Inc.	256,314	8,453
*	Exelixis Inc.	892,832	8,000
*	Kindred Healthcare Inc.	365,844	7,855
*	Neogen Corp.	165,058	7,462
	Invacare Corp.	223,324	7,412
*	Insulet Corp.	326,054	7,229
*	MAKO Surgical Corp.	243,057	7,226
*	MWI Veterinary Supply Inc.	88,884	7,179

23

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
	Meridian Bioscience Inc.	286,334	6,904
*	Ironwood Pharmaceuticals Inc.	437,105	6,871
*	Integra LifeSciences Holdings Corp.	143,608	6,866
*,^	Accretive Health Inc.	233,369	6,719
*	Auxilium Pharmaceuticals Inc.	340,669	6,677
*	Isis Pharmaceuticals Inc.	711,127	6,514
*	Arthrocare Corp.	194,475	6,509
*	DexCom Inc.	441,208	6,393
*	Momenta Pharmaceuticals Inc.	319,290	6,213
*	Medicines Co.	370,793	6,122
*	Air Methods Corp.	79,919	5,973
*	Nektar Therapeutics	810,434	5,892
*	Amsurg Corp. Class A	223,514	5,840
*	Hanger Orthopedic Group Inc.	237,064	5,801
*	NxStage Medical Inc.	276,938	5,766
*	CONMED Corp.	202,080	5,755
*	NPS Pharmaceuticals Inc.	596,354	5,636
*	Amedisys Inc.	210,552	5,607
*	Luminex Corp.	263,042	5,498
*	ExamWorks Group Inc.	214,482	5,446
*	IPC The Hospitalist Co. Inc.	116,773	5,412
*	Orthofix International NV	126,523	5,373
*	Sequenom Inc.	706,703	5,336
*	Medivation Inc.	246,920	5,291
*	Merit Medical Systems Inc.	286,769	5,153
*	Immunogen Inc.	420,387	5,125
	Computer Programs & Systems Inc.	78,622	4,991
*	Molina Healthcare Inc.	183,209	4,969
*	Jazz Pharmaceuticals Inc.	148,418	4,950
*	Cyberonics Inc.	174,376	4,874
*	Vivus Inc.	580,595	4,726
*	Affymetrix Inc.	593,020	4,703
	Analogic Corp.	87,779	4,616
*	Greatbatch Inc.	167,110	4,482
*	Rigel Pharmaceuticals Inc.	487,507	4,470
*	Gentiva Health Services Inc.	214,524	4,469
*	Abaxis Inc.	161,146	4,391
*	MedAssets Inc.	321,909	4,301
*	Wright Medical Group Inc.	280,388	4,206
*	Savient Pharmaceuticals Inc.	549,491	4,116
	Landauer Inc.	65,607	4,041
*	Emeritus Corp.	186,324	3,959
*	ICU Medical Inc.	89,995	3,933
*	Exact Sciences Corp.	454,639	3,910
*	Optimer Pharmaceuticals Inc.	324,785	3,862
*	Enzon Pharmaceuticals Inc.	378,191	3,801
	Universal American Corp.	346,947	3,799
*	Halozyme Therapeutics Inc.	546,009	3,773
*	Targacept Inc.	178,456	3,760
*	HeartWare International Inc.	50,624	3,750
*	Sunrise Senior Living Inc.	391,704	3,733
*	Micromet Inc.	646,632	3,712
*	Bio-Reference Labs Inc.	175,419	3,666
*	Omnicell Inc.	232,902	3,631
*	Geron Corp.	904,124	3,626
*	Depomed Inc.	442,804	3,622
*	SonoSite Inc.	99,743	3,508
*	Healthways Inc.	230,939	3,506
*	ABIOMED Inc.	211,663	3,429
*	Rural/Metro Corp.	196,697	3,391
*	OraSure Technologies Inc.	396,427	3,382
	National Healthcare Corp.	68,040	3,373
*	Spectrum Pharmaceuticals Inc.	361,789	3,352
*	Neurocrine Biosciences Inc.	397,713	3,202

24

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
*,^	AVANIR Pharmaceuticals Inc.	946,036	3,179
*	Pharmacyclics Inc.	302,563	3,159
*	Quidel Corp.	203,577	3,084
*	Genomic Health Inc.	109,520	3,057
*	Akorn Inc.	434,726	3,043
*	Natus Medical Inc.	199,371	3,020
*	Accuray Inc.	372,809	2,986
*	Medidata Solutions Inc.	123,991	2,960
*	Lexicon Pharmaceuticals Inc.	1,645,130	2,895
*	Corvel Corp.	60,078	2,818
*	Triple-S Management Corp. Class B	129,649	2,817
*	Emergent Biosolutions Inc.	123,971	2,796
*	Keryx Biopharmaceuticals Inc.	586,019	2,772
*	Curis Inc.	771,425	2,762
*	LHC Group Inc.	119,257	2,750
*	AMAG Pharmaceuticals Inc.	143,581	2,699
	US Physical Therapy Inc.	108,063	2,672
*	PharMerica Corp.	206,341	2,633
*	Opko Health Inc.	710,037	2,620
*	Conceptus Inc.	219,394	2,560
	Assisted Living Concepts Inc. Class A	151,286	2,539
*	Select Medical Holdings Corp.	281,681	2,499
*	Endologix Inc.	264,329	2,458
*	Angiodynamics Inc.	170,495	2,426
*	Caliper Life Sciences Inc.	298,768	2,423
*,^	SIGA Technologies Inc.	245,829	2,394
*	Idenix Pharmaceuticals Inc.	476,580	2,383
*	Alnylam Pharmaceuticals Inc.	254,157	2,381
*	Immunomedics Inc.	568,075	2,312
*	Sciclone Pharmaceuticals Inc.	381,551	2,305
*	Ligand Pharmaceuticals Inc. Class B	188,890	2,257
*	Ardea Biosciences Inc.	88,265	2,247
*	ZIOPHARM Oncology Inc.	360,915	2,209
*	Symmetry Medical Inc.	245,082	2,198
	Ensign Group Inc.	72,045	2,189
*	Hi-Tech Pharmacal Co. Inc.	73,994	2,141
*	Inhibitex Inc.	544,154	2,133
*	Team Health Holdings Inc.	92,671	2,086
*,^	Biosante Pharmaceuticals Inc.	751,587	2,067
	Cantel Medical Corp.	76,615	2,062
*	BioScrip Inc.	314,603	2,042
*	Kensey Nash Corp.	80,837	2,040
*	eResearchTechnology Inc.	317,794	2,024
*	Nabi Biopharmaceuticals	372,124	2,002
*	Emdeon Inc. Class A	152,386	1,999
*,^	Cadence Pharmaceuticals Inc.	217,200	1,998
*,^	MannKind Corp.	518,110	1,969
*	Five Star Quality Care Inc.	337,992	1,964
*	AMN Healthcare Services Inc.	235,748	1,961
*	Arqule Inc.	309,751	1,936
*	Vical Inc.	464,395	1,913
*	Alphatec Holdings Inc.	547,223	1,904
*	Stereotaxis Inc.	540,747	1,898
*,^	Columbia Laboratories Inc.	608,525	1,880
*	Alliance HealthCare Services Inc.	492,645	1,872
*	Dynavax Technologies Corp.	675,707	1,858
*,^	Sangamo Biosciences Inc.	315,386	1,858
*,^	Oncothyreon Inc.	197,663	1,817
*	Vanda Pharmaceuticals Inc.	251,748	1,797
*	Almost Family Inc.	64,563	1,769
*	Palomar Medical Technologies Inc.	151,848	1,713
*	XenoPort Inc.	240,493	1,712
*	Achillion Pharmaceuticals Inc.	229,599	1,708
*	Dusa Pharmaceuticals Inc.	274,523	1,708

25

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
*,^	Neoprobe Corp.	509,538	1,692
*	Chelsea Therapeutics International Ltd.	329,805	1,682
*	Spectranetics Corp.	266,441	1,657
*	RadNet Inc.	373,069	1,642
*	Merge Healthcare Inc.	313,894	1,632
*,^	Delcath Systems Inc.	314,526	1,623
*	Vascular Solutions Inc.	129,864	1,610
*,^	Cytori Therapeutics Inc.	332,100	1,591
*	MAP Pharmaceuticals Inc.	96,045	1,534
*	Arena Pharmaceuticals Inc.	1,121,353	1,525
*	MedQuist Holdings Inc.	116,807	1,509
*	Novavax Inc.	744,241	1,503
	Atrion Corp.	7,583	1,500
*	Chindex International Inc.	109,390	1,490
*	AVEO Pharmaceuticals Inc.	72,184	1,488
*	Cross Country Healthcare Inc.	194,745	1,480
*,^	Cell Therapeutics Inc.	933,128	1,470
*	Capital Senior Living Corp.	158,105	1,469
*	Harvard Bioscience Inc.	270,466	1,442
*,^	Alexza Pharmaceuticals Inc.	789,027	1,436
*	Medcath Corp.	105,354	1,432
*	American Dental Partners Inc.	109,771	1,423
*	AVI BioPharma Inc.	991,096	1,417
*	Dyax Corp.	714,785	1,415
*	Sun Healthcare Group Inc.	170,621	1,368
	Maxygen Inc.	248,621	1,360
*	SurModics Inc.	122,053	1,355
*	Staar Surgical Co.	253,096	1,341
*	AtriCure Inc.	103,861	1,340
*	Corcept Therapeutics Inc.	333,720	1,332
*	Array Biopharma Inc.	589,762	1,321
*,^	Insmed Inc.	109,765	1,316
*	Kendle International Inc.	87,157	1,314
*	ISTA Pharmaceuticals Inc.	171,713	1,313
*	Providence Service Corp.	103,236	1,306
*	Transcend Services Inc.	43,454	1,277
	Medtox Scientific Inc.	72,142	1,260
*	Affymax Inc.	183,102	1,258
*	Durect Corp.	616,299	1,251
*,^	PharmAthene Inc.	424,795	1,249
*	CryoLife Inc.	216,775	1,214
*	Peregrine Pharmaceuticals Inc.	651,816	1,212
*	Progenics Pharmaceuticals Inc.	168,829	1,212
*	Allos Therapeutics Inc.	559,938	1,198
*	Codexis Inc.	124,369	1,198
*	IRIS International Inc.	119,571	1,195
*	Metabolix Inc.	165,695	1,183
*	Adolor Corp.	589,041	1,172
*,^	Biolase Technology Inc.	226,867	1,166
*	Synergetics USA Inc.	211,456	1,165
*	Zalicus Inc.	484,138	1,152
*	Skilled Healthcare Group Inc.	118,019	1,116
*	Furiex Pharmaceuticals Inc.	61,312	1,091
*,^	KV Pharmaceutical Co. Class A	399,877	1,088
*,^	Cel-Sci Corp.	2,174,698	1,087
*	Continucare Corp.	171,238	1,058
*	Anthera Pharmaceuticals Inc.	129,453	1,058
*	Synovis Life Technologies Inc.	59,555	1,037
*,^	Cerus Corp.	345,522	1,037
*	Repligen Corp.	282,028	1,027
*,^	BioCryst Pharmaceuticals Inc.	264,859	1,012
*	Metropolitan Health Networks Inc.	210,737	1,009
*,^	Apricus Biosciences Inc.	208,915	1,001
*,^	Somaxon Pharmaceuticals Inc.	468,989	999

26

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
*	Osiris Therapeutics Inc.	128,683	996
*	Mediware Information Systems	87,842	971
*	Antares Pharma Inc.	431,832	954
*	Santarus Inc.	282,205	951
*	Medical Action Industries Inc.	116,500	949
*,^	Rexahn Pharmaceuticals Inc.	764,092	947
*,^	Tornier BV	34,600	932
	LeMaitre Vascular Inc.	130,255	921
*	Enzo Biochem Inc.	212,025	901
*	RTI Biologics Inc.	327,694	888
*	Infinity Pharmaceuticals Inc.	107,476	888
*,^	XOMA Ltd.	368,797	867
	Pain Therapeutics Inc.	223,741	866
*	Solta Medical Inc.	309,137	853
*	Digirad Corp.	307,664	834
*	Albany Molecular Research Inc.	171,453	825
*,^	Biotime Inc.	156,688	804
*	Pacific Biosciences of California Inc.	67,397	789
*	Cambrex Corp.	170,286	787
*	Cynosure Inc. Class A	64,159	776
	Psychemedics Corp.	80,960	770
*,^	CytRx Corp.	1,059,571	763
*	Synta Pharmaceuticals Corp.	150,257	756
*,^	Oculus Innovative Sciences Inc.	407,988	751
*	SuperGen Inc.	248,075	739
*	Myrexis Inc.	205,574	736
*	Cardiovascular Systems Inc.	49,215	717
*	Pozen Inc.	169,810	713
*	Obagi Medical Products Inc.	74,243	700
*	Hansen Medical Inc.	205,120	699
*	HealthStream Inc.	52,008	690
*	GTx Inc.	143,148	686
*,^	Rockwell Medical Technologies Inc.	53,069	681
	Young Innovations Inc.	23,468	669
*	Simulations Plus Inc.	230,760	669
*	PDI Inc.	92,670	657
*,^	BSD Medical Corp.	159,510	652
*	Exactech Inc.	35,172	633
*	Allied Healthcare International Inc.	253,423	631
*,^	Cyclacel Pharmaceuticals Inc.	465,833	629
*	Celldex Therapeutics Inc.	176,552	627
*,^	Raptor Pharmaceutical Corp.	101,040	625
*	Sagent Pharmaceuticals Inc.	22,800	615
*	Anika Therapeutics Inc.	86,318	615
*,^	Sunesis Pharmaceuticals Inc.	292,848	612
*	Hemispherx Biopharma Inc.	1,503,111	601
*	LCA-Vision Inc.	121,916	583
*,^	Aastrom Biosciences Inc.	209,251	575
*	CardioNet Inc.	107,928	573
*	Acadia Pharmaceuticals Inc.	351,365	573
*	StemCells Inc.	1,064,857	564
*	Orchid Cellmark Inc.	196,944	544
*	Biospecifics Technologies Corp.	23,943	536
*	Icad Inc.	506,872	532
*	Theragenics Corp.	293,457	516
*,^	Neuralstem Inc.	340,816	511
*,^	Cleveland Biolabs Inc.	149,501	510
*	Heska Corp.	52,346	506
*	BioMimetic Therapeutics Inc.	98,625	505
	National Research Corp.	13,541	495
*	Cutera Inc.	56,566	483
*	OncoGenex Pharmaceutical Inc.	28,078	478
*	Uroplasty Inc.	63,375	475
*	Anadys Pharmaceuticals Inc.	470,448	475

27

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
*	Repros Therapeutics Inc.	88,096	471
*	EnteroMedics Inc.	172,787	468
*	Agenus Inc.	585,808	457
*	Sucampo Pharmaceuticals Inc. Class A	110,878	455
*	Cytokinetics Inc.	361,728	452
*,^	Opexa Therapeutics Inc.	283,073	450
*	Rochester Medical Corp.	48,765	441
*	GenVec Inc.	135,631	438
*	Iridex Corp.	111,693	437
*	SRI/Surgical Express Inc.	95,914	408
*	Endocyte Inc.	28,400	407
*	Hooper Holmes Inc.	434,407	404
*	Orexigen Therapeutics Inc.	246,546	392
*,^	MELA Sciences Inc.	159,240	373
*	pSivida Corp.	87,291	370
*,^	Arrowhead Research Corp.	753,615	369
*,^	Acura Pharmaceuticals Inc.	93,868	363
*	Strategic Diagnostics Inc.	175,058	352
*	CombiMatrix Corp.	94,749	346
*	Telik Inc.	441,006	344
*	Bovie Medical Corp.	126,896	336
*	Trimeris Inc.	135,061	334
*,^	Idera Pharmaceuticals Inc.	151,065	325
*	Inovio Pharmaceuticals Inc.	509,368	306
*	Cardica Inc.	109,392	300
*	ThermoGenesis Corp.	143,127	288
*,^	ADVENTRX Pharmaceuticals Inc.	93,972	283
*	TranS1 Inc.	61,172	279
*	Discovery Laboratories Inc.	123,419	278
*,^	RXi Pharmaceuticals Corp.	263,930	259
*	DynaVox Inc. Class A	33,501	255
*	BioDelivery Sciences International Inc.	74,920	242
	Utah Medical Products Inc.	9,083	239
*	PhotoMedex Inc.	19,966	235
*,^	Icagen Inc.	38,233	233
*,^	Neostem Inc.	151,564	224
*	PHC Inc. Class A	66,914	221
*,^	Biodel Inc.	111,421	208
*	American Caresource Holdings Inc.	151,650	208
*	Urologix Inc.	217,218	206
*,^	PURE Bioscience Inc.	277,448	203
*,^	Bionovo Inc.	260,990	198
*	Omeros Corp.	45,597	188
*	IsoRay Inc.	197,063	183
*	AspenBio Pharma Inc.	277,030	180
*,^	Bioanalytical Systems Inc.	86,496	170
*	Entremed Inc.	73,872	167
*	Cornerstone Therapeutics Inc.	17,964	161
*	Adeona Pharmaceuticals Inc.	176,678	152
*	Nanosphere Inc.	82,168	149
*	Catalyst Pharmaceutical Partners Inc.	75,835	143
*	Threshold Pharmaceuticals Inc.	84,998	142
*	Oxygen Biotherapeutics Inc.	43,608	130
*	EpiCept Corp.	240,847	128
*	Athersys Inc.	47,348	126
*	Clinical Data Inc. Contingent Value Rights Exp. 04/14/2018	131,308	125
*	Vision-Sciences Inc.	47,235	122
*	Lannett Co. Inc.	23,703	118
*	Transcept Pharmaceuticals Inc.	10,744	118
*	MediciNova Inc.	43,242	116
*	SunLink Health Systems Inc.	59,900	114
*	Capstone Therapeutics Corp.	431,088	108
*	Escalon Medical Corp.	91,117	107
*,^	Anacor Pharmaceuticals Inc.	15,721	102

28

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
*	ARCA Biopharma Inc.	61,940	100
*	Integramed America Inc.	10,158	98
*	Retractable Technologies Inc.	62,606	96
	American Medical Alert Corp.	16,992	94
*,^	OXiGENE Inc.	37,956	94
*	Poniard Pharmaceuticals Inc.	368,540	86
*,^	Cardium Therapeutics Inc.	306,488	86
*	Amicus Therapeutics Inc.	13,613	81
*	NuPathe Inc.	9,702	71
*	Complete Genomics Inc.	4,378	67
*	Arcadia Resources Inc.	869,871	65
*	Cumberland Pharmaceuticals Inc.	10,869	62
*	PositiveID Corp.	155,145	57
*	Angeion Corp.	11,993	56
*	Sharps Compliance Corp.	12,070	51
*	IVAX Diagnostics Inc.	53,832	50
*	ProPhase Labs Inc.	51,986	46
*,^	iBio Inc.	14,320	41
*	Ligand Pharmaceuticals Inc. TR Beta Contingent Value Rights	395,811	40
*	VirtualScopics Inc.	20,524	38
*,^	Celsion Corp.	8,820	30
*	Palatin Technologies Inc.	21,119	27
*	Neurometrix Inc.	63,058	26
*	Ligand Pharmaceuticals Inc. General Contingent Value Rights	395,811	25
*,^	NeurogesX Inc.	11,260	20
^	Ligand Pharmaceuticals Inc. Roche Contingent Value Rights	395,811	19
*,^	Marina Biotech Inc.	92,298	18
*	CAS Medical Systems Inc.	5,898	17
*	Derma Sciences Inc.	1,611	15
*,^	Ligand Pharmaceuticals Inc. Glucagon Contingent Value Rights	395,811	14
*	DARA Biosciences Inc.	5,069	13
*	Tengion Inc.	7,900	9
*	Pernix Therapeutics Holdings	1,100	9
*	Allied Healthcare Products	366	1
*	ULURU Inc.	1,914	1
*	Luna Innovations Inc.	92	—
*	Senesco Technologies Inc.	500	—
			2,353,967
Industrials (15.1%)
*	Delta Air Lines Inc.	5,883,975	53,956
*	United Continental Holdings Inc.	2,314,838	52,385
	Bucyrus International Inc. Class A	568,263	52,087
	AMETEK Inc.	1,121,867	50,372
*	Kansas City Southern	765,624	45,424
	KBR Inc.	1,057,247	39,848
*	IHS Inc. Class A	447,550	37,335
*	Verisk Analytics Inc. Class A	991,263	34,318
*	AGCO Corp.	661,426	32,648
*	WABCO Holdings Inc.	470,927	32,522
	Donaldson Co. Inc.	532,485	32,311
	Manpower Inc.	573,443	30,765
	Gardner Denver Inc.	364,914	30,671
*	BE Aerospace Inc.	719,770	29,374
	SPX Corp.	355,229	29,363
*	Hertz Global Holdings Inc.	1,826,186	29,000
	Timken Co.	566,891	28,571
	JB Hunt Transport Services Inc.	603,418	28,415
	Pentair Inc.	686,595	27,711
	Hubbell Inc. Class B	419,885	27,272
	Chicago Bridge & Iron Co. NV	690,995	26,880
	IDEX Corp.	577,620	26,484
*	Foster Wheeler AG	864,204	26,255
	Nordson Corp.	476,402	26,131
*	Owens Corning	678,710	25,350

29

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
	Waste Connections Inc.	792,829	25,156
*	Navistar International Corp.	438,742	24,771
*	URS Corp.	548,125	24,523
*	TransDigm Group Inc.	268,699	24,503
	Kennametal Inc.	570,939	24,099
*	Aecom Technology Corp.	830,964	22,719
*	Babcock & Wilcox Co.	819,487	22,708
	Wabtec Corp.	337,150	22,157
*	Terex Corp.	764,713	21,756
	Graco Inc.	423,325	21,446
*	Kirby Corp.	374,715	21,235
	Lincoln Electric Holdings Inc.	589,080	21,119
	Carlisle Cos. Inc.	427,473	21,044
	MSC Industrial Direct Co. Class A	315,276	20,906
	Towers Watson & Co. Class A	314,313	20,654
*	Thomas & Betts Corp.	366,167	19,718
	Trinity Industries Inc.	557,750	19,454
*	Copart Inc.	416,828	19,424
*	Nielsen Holdings NV	599,600	18,684
*	Oshkosh Corp.	635,531	18,392
	Harsco Corp.	563,052	18,355
*	Spirit Aerosystems Holdings Inc. Class A	825,346	18,158
*	GrafTech International Ltd.	891,568	18,072
	Regal-Beloit Corp.	269,540	17,997
*	Genesee & Wyoming Inc. Class A	292,914	17,176
*	Alaska Air Group Inc.	250,122	17,123
	Covanta Holding Corp.	1,026,149	16,921
	Acuity Brands Inc.	302,370	16,866
	Robbins & Myers Inc.	317,433	16,776
	Alliant Techsystems Inc.	233,720	16,671
	CLARCOR Inc.	351,940	16,640
*	Clean Harbors Inc.	160,858	16,609
*	Esterline Technologies Corp.	213,295	16,296
*	WESCO International Inc.	300,972	16,280
*	Corrections Corp. of America	748,902	16,214
	Crane Co.	321,809	15,901
	Landstar System Inc.	334,287	15,538
*	General Cable Corp.	364,133	15,505
	Manitowoc Co. Inc.	919,832	15,490
*	Shaw Group Inc.	503,840	15,221
	Con-way Inc.	386,359	14,995
*	Hexcel Corp.	683,738	14,967
*	Dollar Thrifty Automotive Group Inc.	201,973	14,893
	Woodward Inc.	413,049	14,399
	Valmont Industries Inc.	149,217	14,383
	UTi Worldwide Inc.	716,897	14,116
	Alexander & Baldwin Inc.	290,370	13,984
*	Moog Inc. Class A	320,408	13,944
*	EMCOR Group Inc.	466,696	13,679
	Lennox International Inc.	312,457	13,458
	Watsco Inc.	197,730	13,444
	Triumph Group Inc.	133,616	13,305
	Toro Co.	215,835	13,058
*	Teledyne Technologies Inc.	256,651	12,925
	Actuant Corp. Class A	478,786	12,846
*	AMR Corp.	2,329,296	12,578
*	Avis Budget Group Inc.	732,492	12,518
	HEICO Corp.	226,606	12,404
*	Middleby Corp.	131,733	12,388
	GATX Corp.	323,953	12,025
*	EnerSys	348,916	12,010
	Brady Corp. Class A	368,770	11,823
*	Huntington Ingalls Industries Inc.	340,262	11,739
	Belden Inc.	330,859	11,534

30

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
	United Stationers Inc.	321,260	11,382
*	Polypore International Inc.	167,048	11,333
*	Old Dominion Freight Line Inc.	301,022	11,228
	Quad/Graphics Inc.	286,704	11,141
*	FTI Consulting Inc.	293,654	11,141
*	Chart Industries Inc.	205,457	11,091
*	United Rentals Inc.	436,453	11,086
*	Atlas Air Worldwide Holdings Inc.	185,208	11,022
	Herman Miller Inc.	399,846	10,884
*	Meritor Inc.	659,528	10,579
	Corporate Executive Board Co.	240,923	10,516
	Curtiss-Wright Corp.	324,141	10,492
*	Geo Group Inc.	453,006	10,433
*	CoStar Group Inc.	172,637	10,234
*	US Airways Group Inc.	1,130,107	10,069
	Mueller Industries Inc.	264,194	10,016
	AO Smith Corp.	235,352	9,955
*	HUB Group Inc. Class A	261,781	9,859
*	Tetra Tech Inc.	435,278	9,794
	Brink's Co.	325,303	9,704
*	Sensata Technologies Holding NV	255,401	9,616
	Applied Industrial Technologies Inc.	263,325	9,377
*	Acacia Research - Acacia Technologies	253,354	9,296
*	II-VI Inc.	357,908	9,162
	Rollins Inc.	442,583	9,020
	Interface Inc. Class A	458,877	8,888
	Deluxe Corp.	358,908	8,869
	Macquarie Infrastructure Co. LLC	319,941	8,830
*	JetBlue Airways Corp.	1,418,211	8,651
*	USG Corp.	597,665	8,571
	Kaydon Corp.	227,845	8,503
	Simpson Manufacturing Co. Inc.	279,913	8,361
*	DigitalGlobe Inc.	322,448	8,193
	Mine Safety Appliances Co.	217,466	8,120
	HNI Corp.	312,242	7,844
	Barnes Group Inc.	315,672	7,832
*	MasTec Inc.	396,655	7,822
	ABM Industries Inc.	333,266	7,778
	Werner Enterprises Inc.	310,047	7,767
	Healthcare Services Group Inc.	463,371	7,530
	AAR Corp.	277,472	7,517
*	Beacon Roofing Supply Inc.	327,103	7,464
	Watts Water Technologies Inc. Class A	209,014	7,401
	Knight Transportation Inc.	431,357	7,329
*	Korn/Ferry International	331,298	7,285
	Titan International Inc.	299,860	7,275
*	Swift Transportation Co.	534,407	7,241
	Raven Industries Inc.	128,935	7,183
	Briggs & Stratton Corp.	359,388	7,137
*	EnPro Industries Inc.	147,077	7,070
	Forward Air Corp.	208,068	7,031
*	Orbital Sciences Corp.	416,259	7,014
	ESCO Technologies Inc.	189,726	6,982
*	Ceradyne Inc.	177,292	6,913
	Steelcase Inc. Class A	598,572	6,818
*	Mobile Mini Inc.	321,019	6,802
	Armstrong World Industries Inc.	148,822	6,780
	Knoll Inc.	335,457	6,733
	Kaman Corp.	185,854	6,592
*	Advisory Board Co.	113,303	6,558
	Franklin Electric Co. Inc.	134,373	6,309
	Lindsay Corp.	89,659	6,169
*	SYKES Enterprises Inc.	283,750	6,109
	Heartland Express Inc.	362,808	6,008

31

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
*	Blount International Inc.	343,644	6,003
	Granite Construction Inc.	243,544	5,974
*	Colfax Corp.	238,738	5,921
*	GeoEye Inc.	158,185	5,916
*	Insituform Technologies Inc. Class A	281,323	5,899
	Unifirst Corp.	104,978	5,899
	Sun Hydraulics Corp.	121,586	5,812
*	3D Systems Corp.	294,252	5,800
*	RBC Bearings Inc.	153,402	5,792
	Cubic Corp.	112,874	5,755
	Seaboard Corp.	2,348	5,677
	Skywest Inc.	369,701	5,568
	TAL International Group Inc.	159,911	5,522
	Tennant Co.	136,536	5,452
*	Air Lease Corp.	219,969	5,343
*	Allegiant Travel Co. Class A	107,498	5,321
*	Astec Industries Inc.	142,697	5,277
	CIRCOR International Inc.	122,345	5,240
	Albany International Corp.	198,502	5,238
	American Science & Engineering Inc.	64,961	5,197
*	RSC Holdings Inc.	429,302	5,134
*	Trimas Corp.	198,313	4,908
	McGrath Rentcorp	173,540	4,873
	Insperity Inc.	160,769	4,760
*	Huron Consulting Group Inc.	156,587	4,730
*	Amerco Inc.	49,064	4,717
*	Altra Holdings Inc.	191,356	4,591
*	KAR Auction Services Inc.	242,688	4,589
*	Wabash National Corp.	488,576	4,578
*	TrueBlue Inc.	315,779	4,572
	AZZ Inc.	99,203	4,543
	G&K Services Inc. Class A	133,496	4,520
*	Rush Enterprises Inc. Class A	233,140	4,437
	Mueller Water Products Inc. Class A	1,111,767	4,425
	Quanex Building Products Corp.	268,173	4,395
*	Dycom Industries Inc.	268,125	4,381
*	Exponent Inc.	100,244	4,362
*	Interline Brands Inc.	236,961	4,353
	Arkansas Best Corp.	181,553	4,308
	Ameron International Corp.	65,401	4,296
*	Accuride Corp.	337,677	4,265
*	Sauer-Danfoss Inc.	84,511	4,259
*,^	Swisher Hygiene Inc.	743,724	4,187
*	Layne Christensen Co.	137,426	4,170
	NACCO Industries Inc. Class A	42,754	4,139
*	Consolidated Graphics Inc.	75,013	4,122
*	Aerovironment Inc.	115,191	4,072
	Gorman-Rupp Co.	123,514	4,069
	Aircastle Ltd.	318,830	4,056
	Resources Connection Inc.	329,470	3,967
	John Bean Technologies Corp.	205,276	3,966
	Badger Meter Inc.	105,532	3,904
	National Presto Industries Inc.	37,886	3,845
*,^	A123 Systems Inc.	698,720	3,717
*	Navigant Consulting Inc.	344,376	3,613
	Tutor Perini Corp.	186,459	3,576
*	Greenbrier Cos. Inc.	178,039	3,518
*	Kadant Inc.	109,976	3,465
	Heidrick & Struggles International Inc.	149,185	3,378
*	MYR Group Inc.	142,975	3,346
	Comfort Systems USA Inc.	315,139	3,344
*	SFN Group Inc.	367,242	3,338
	AAON Inc.	151,586	3,311
	Ennis Inc.	190,047	3,307

32

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
	Universal Forest Products Inc.	138,013	3,307
*	ICF International Inc.	129,526	3,287
*	Griffon Corp.	324,872	3,275
*	Kelly Services Inc. Class A	197,318	3,256
*	Team Inc.	131,851	3,182
	Cascade Corp.	66,321	3,155
	Viad Corp.	138,928	3,097
	Encore Wire Corp.	127,584	3,090
*	Titan Machinery Inc.	107,073	3,082
*	Kforce Inc.	235,557	3,081
*	Generac Holdings Inc.	151,013	2,930
	Federal Signal Corp.	441,773	2,898
*	ACCO Brands Corp.	367,129	2,882
*,^	American Superconductor Corp.	315,895	2,856
*	GenCorp Inc.	432,201	2,775
	Vicor Corp.	171,495	2,773
	Standex International Corp.	88,498	2,714
*	FreightCar America Inc.	105,022	2,661
*	Air Transport Services Group Inc.	388,359	2,660
	Apogee Enterprises Inc.	206,829	2,649
	HEICO Corp. Class A	64,750	2,574
	Marten Transport Ltd.	118,861	2,567
	Twin Disc Inc.	66,323	2,562
	Tredegar Corp.	139,241	2,555
*	Taser International Inc.	560,108	2,548
*	On Assignment Inc.	253,337	2,490
	EnergySolutions Inc.	502,396	2,482
*	CBIZ Inc.	335,739	2,471
	US Ecology Inc.	144,040	2,463
*	Cenveo Inc.	382,713	2,449
*	NN Inc.	163,518	2,446
	Houston Wire & Cable Co.	155,994	2,426
*	Global Power Equipment Group Inc.	91,271	2,421
*	Columbus McKinnon Corp.	134,728	2,420
*	H&E Equipment Services Inc.	171,327	2,397
*	Celadon Group Inc.	168,926	2,358
*,^	Satcon Technology Corp.	977,991	2,337
	LB Foster Co. Class A	70,504	2,320
*	Commercial Vehicle Group Inc.	163,389	2,318
	Dynamic Materials Corp.	101,731	2,281
*	Force Protection Inc.	458,570	2,277
*	RailAmerica Inc.	151,549	2,273
*	Gibraltar Industries Inc.	200,353	2,268
*	Powell Industries Inc.	61,838	2,257
*	Furmanite Corp.	282,758	2,245
*	Trex Co. Inc.	91,289	2,235
	Great Lakes Dredge & Dock Corp.	394,270	2,200
*	M&F Worldwide Corp.	84,073	2,172
*,^	Odyssey Marine Exploration Inc.	666,123	2,085
*	Active Power Inc.	845,278	2,071
*	Astronics Corp.	65,510	2,018
*,^	EnerNOC Inc.	126,625	1,993
*	Capstone Turbine Corp.	1,293,915	1,980
*	CRA International Inc.	72,806	1,972
*	InnerWorkings Inc.	236,225	1,970
*	Hawaiian Holdings Inc.	335,646	1,913
	SeaCube Container Leasing Ltd.	111,326	1,913
*	Dolan Co.	221,356	1,875
*	Northwest Pipe Co.	71,769	1,870
*	DXP Enterprises Inc.	73,740	1,869
*	Lydall Inc.	155,891	1,864
*	Park-Ohio Holdings Corp.	85,263	1,802
	CDI Corp.	133,836	1,779
*	American Reprographics Co.	248,520	1,757

33

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
*	PMFG Inc.	86,675	1,720
*	Orion Marine Group Inc.	182,059	1,713
*	Coleman Cable Inc.	116,503	1,711
*	LMI Aerospace Inc.	69,074	1,687
	Graham Corp.	82,139	1,676
*	Standard Parking Corp.	103,756	1,657
*	APAC Customer Services Inc.	308,117	1,642
	Intersections Inc.	88,345	1,608
	Multi-Color Corp.	64,152	1,584
	American Woodmark Corp.	91,310	1,581
*	School Specialty Inc.	109,072	1,570
	Ampco-Pittsburgh Corp.	66,816	1,567
*	Sterling Construction Co. Inc.	113,729	1,566
	Schawk Inc. Class A	93,513	1,549
*	CAI International Inc.	74,852	1,546
	Primoris Services Corp.	118,418	1,528
*	Saia Inc.	88,972	1,508
*,^	Higher One Holdings Inc.	78,123	1,478
*	Pacer International Inc.	295,466	1,395
	Insteel Industries Inc.	110,992	1,392
	Miller Industries Inc.	73,400	1,372
*,^	Xerium Technologies Inc.	73,680	1,367
*	Kratos Defense & Security Solutions Inc.	111,571	1,357
*	FuelCell Energy Inc.	1,012,558	1,326
	Kimball International Inc. Class B	204,549	1,315
*	American Railcar Industries Inc.	56,073	1,315
*	GP Strategies Corp.	94,855	1,296
	Aceto Corp.	192,564	1,292
	Ducommun Inc.	62,700	1,290
*	Mistras Group Inc.	78,865	1,278
*	USA Truck Inc.	112,531	1,272
	Preformed Line Products Co.	17,794	1,267
*	Republic Airways Holdings Inc.	229,092	1,251
*	Michael Baker Corp.	58,304	1,231
*	Pike Electric Corp.	136,001	1,202
*	NCI Building Systems Inc.	105,253	1,199
*	AT Cross Co. Class A	104,947	1,195
*,^	Valence Technology Inc.	1,002,055	1,182
*	WCA Waste Corp.	204,513	1,178
*	CPI Aerostructures Inc.	86,135	1,174
*	Quality Distribution Inc.	87,702	1,142
*	Energy Recovery Inc.	345,403	1,129
	International Shipholding Corp.	51,010	1,085
	Douglas Dynamics Inc.	68,740	1,085
*	Hurco Cos. Inc.	33,408	1,076
*,^	Genco Shipping & Trading Ltd.	141,914	1,067
*	Flow International Corp.	296,973	1,057
*	Franklin Covey Co.	107,704	1,043
*	Metalico Inc.	176,259	1,040
	Barrett Business Services Inc.	71,900	1,030
*	Tecumseh Products Co. Class A	100,535	1,025
*	Ceco Environmental Corp.	149,340	1,007
*	Casella Waste Systems Inc. Class A	162,646	992
	Met-Pro Corp.	86,840	988
*	Universal Truckload Services Inc.	57,102	978
	LSI Industries Inc.	120,930	960
*	United Capital Corp.	31,463	942
*	Hudson Highland Group Inc.	163,328	874
*	Willis Lease Finance Corp.	64,920	865
	Baltic Trading Ltd.	147,824	849
	Alamo Group Inc.	34,370	815
*	Hill International Inc.	140,627	810
*	Broadwind Energy Inc.	548,657	796
*	Eagle Bulk Shipping Inc.	320,321	794

34

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
*	Pinnacle Airlines Corp.	174,176	791
*	Patriot Transportation Holding Inc.	34,604	774
*	Roadrunner Transportation Systems Inc.	50,722	765
	Ecology and Environment Inc.	43,997	755
	SIFCO Industries Inc.	45,385	742
*	Magnetek Inc.	403,630	735
	VSE Corp.	29,005	722
	Hardinge Inc.	66,164	722
*,^	Zipcar Inc.	33,700	688
*	PAM Transportation Services Inc.	67,367	665
*	PowerSecure International Inc.	92,088	665
*	Fuel Tech Inc.	99,791	662
*,^	UQM Technologies Inc.	277,445	624
*	Key Technology Inc.	38,493	622
*	Ameresco Inc. Class A	43,749	620
	US Home Systems Inc.	121,906	612
*	Ener1 Inc.	550,697	606
	Courier Corp.	54,176	599
*	Innovative Solutions & Support Inc.	106,654	583
*	Builders FirstSource Inc.	269,075	579
*	Allied Motion Technologies Inc.	100,834	550
	Lawson Products Inc.	27,591	543
*	Argan Inc.	52,394	531
	Virco Manufacturing	188,287	527
*	TRC Cos. Inc.	84,041	525
*	Keyw Holding Corp.	40,470	501
	Eastern Co.	28,955	465
	Standard Register Co.	147,041	463
*,^	Ocean Power Technologies Inc.	123,714	445
*,^	Advanced Battery Technologies Inc.	430,090	426
*	Ultralife Corp.	89,007	417
*	Supreme Industries Inc. Class A	122,226	416
*	Frozen Food Express Industries	115,868	414
*	RPX Corp.	13,700	384
*	Perma-Fix Environmental Services	272,842	379
*	Orion Energy Systems Inc.	95,135	374
	LS Starrett Co. Class A	36,454	374
*	Arotech Corp.	169,158	369
*,^	YRC Worldwide Inc.	319,767	361
*	Mfri Inc.	45,123	361
	Providence and Worcester Railroad Co.	25,178	357
*	Omega Flex Inc.	24,937	350
*	Hudson Technologies Inc.	212,882	349
	Horizon Lines Inc. Class A	285,307	345
*	BlueLinx Holdings Inc.	148,296	343
*,^	TMS International Corp. Class A	25,100	328
*	Covenant Transportation Group Inc. Class A	39,032	302
*	Lime Energy Co.	55,552	298
*	Integrated Electrical Services Inc.	93,324	293
*	Gencor Industries Inc.	37,710	286
*	Baldwin Technology Co. Class A	206,023	243
*	Heritage-Crystal Clean Inc.	12,603	242
*	Real Goods Solar Inc. Class A	76,697	227
	Superior Uniform Group Inc.	17,995	211
*,^	Hoku Corp.	114,392	186
*,^	Plug Power Inc.	77,081	171
*	Applied Energetics Inc.	433,127	144
*	Rand Logistics Inc.	17,728	130
*	American Electric Technologies Inc.	36,998	128
*	Sypris Solutions Inc.	29,285	121
*	Industrial Services of America Inc.	11,232	118
*	Tecumseh Products Co. Class B	11,900	118
*	Amrep Corp.	12,689	116
*	Breeze-Eastern Corp.	9,886	111

35

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
*	Innotrac Corp.	74,579	109
*,^	Lightbridge Corp.	29,692	107
*,^	Westinghouse Solar Inc.	71,979	105
*	Energy Focus Inc.	216,585	102
*,^	ZBB Energy Corp.	102,604	94
*,^	Spherix Inc.	39,644	91
*	Rush Enterprises Inc. Class B	5,550	89
*,^	Beacon Power Corp.	72,763	87
*	Nexxus Lighting Inc.	28,677	85
*	RCM Technologies Inc.	15,511	83
*	Innovaro Inc.	36,380	78
*	Versar Inc.	24,502	77
*	PGT Inc.	41,987	76
*	Adept Technology Inc. Class A	18,372	73
*,^	Essex Rental Corp.	10,092	67
	KSW Inc.	16,716	66
*,^	Ascent Solar Technologies Inc.	47,884	45
	Hubbell Inc. Class A	500	30
*,^	BlueLinx Holdings Inc. Rights Exp. 07/22/2011	148,296	25
*	UniTek Global Services Inc.	3,000	24
*	Altair Nanotechnologies Inc.	25,823	22
*	TBS International plc Class A	11,216	21
*	TeamStaff Inc.	17,157	18
*	Patrick Industries Inc.	4,795	10
	Servotronics Inc.	503	4
*	Universal Power Group Inc.	800	2
*	Internet Media Services Inc.	6,403	1
*	Kaiser Ventures LLC Class A	36,800	—
			3,050,964
Information Technology (15.6%)
*	VMware Inc. Class A	555,206	55,648
	Maxim Integrated Products Inc.	2,060,458	52,665
*	Rovi Corp.	787,843	45,191
*	Atmel Corp.	3,191,432	44,903
*	Informatica Corp.	738,015	43,122
*	Riverbed Technology Inc.	1,070,926	42,398
	Activision Blizzard Inc.	3,432,105	40,087
*	Polycom Inc.	615,646	39,586
*	Lam Research Corp.	868,143	38,441
*	Nuance Communications Inc.	1,666,517	35,780
*	ANSYS Inc.	640,532	35,018
*	Avnet Inc.	1,065,726	33,975
*	Trimble Navigation Ltd.	855,408	33,908
*	Arrow Electronics Inc.	809,727	33,604
*	Alliance Data Systems Corp.	355,987	33,488
*	Equinix Inc.	326,149	32,948
	Factset Research Systems Inc.	321,788	32,925
*	TIBCO Software Inc.	1,128,004	32,735
*	Varian Semiconductor Equipment Associates Inc.	526,440	32,344
*	Skyworks Solutions Inc.	1,295,982	29,782
*	Rackspace Hosting Inc.	694,675	29,690
	Solera Holdings Inc.	493,210	29,178
	Global Payments Inc.	558,484	28,483
*	MICROS Systems Inc.	566,097	28,141
*	VeriFone Systems Inc.	623,421	27,649
*	ON Semiconductor Corp.	2,602,777	27,251
*	Acme Packet Inc.	385,126	27,009
*	Synopsys Inc.	1,023,293	26,309
*	Cree Inc.	763,132	25,634
	Cypress Semiconductor Corp.	1,172,860	24,794
*	Gartner Inc.	603,775	24,326
*	IAC/InterActiveCorp	627,313	23,945
*	Brocade Communications Systems Inc.	3,296,214	21,294
*	NCR Corp.	1,106,937	20,910

36

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
	Broadridge Financial Solutions Inc.	859,902	20,698
*	Ingram Micro Inc.	1,122,905	20,369
*	Ariba Inc.	586,405	20,213
*	Cadence Design Systems Inc.	1,878,239	19,834
*	Parametric Technology Corp.	828,610	19,000
	National Instruments Corp.	623,290	18,505
	Jack Henry & Associates Inc.	602,582	18,083
	ADTRAN Inc.	451,597	17,481
*	Vishay Intertechnology Inc.	1,154,716	17,367
*	Fortinet Inc.	619,647	16,910
*	Concur Technologies Inc.	327,550	16,400
*	SuccessFactors Inc.	550,535	16,186
*	Zebra Technologies Corp.	381,385	16,083
*	Tech Data Corp.	324,048	15,843
*	Aruba Networks Inc.	536,009	15,839
*	WebMD Health Corp.	346,450	15,791
*	Dolby Laboratories Inc. Class A	366,759	15,573
*	Netlogic Microsystems Inc.	376,713	15,227
*	Fairchild Semiconductor International Inc. Class A	890,778	14,885
*	AOL Inc.	746,211	14,820
*	Cavium Inc.	338,025	14,735
*	GT Solar International Inc.	878,861	14,238
	Diebold Inc.	455,892	14,137
*	Wright Express Corp.	269,705	14,044
*,^	Veeco Instruments Inc.	283,985	13,748
*	CommVault Systems Inc.	307,283	13,659
*	Itron Inc.	282,960	13,627
*	International Rectifier Corp.	486,960	13,620
*	NeuStar Inc. Class A	514,850	13,489
*	IPG Photonics Corp.	184,788	13,436
*	CACI International Inc. Class A	210,434	13,274
	DST Systems Inc.	249,710	13,185
	Anixter International Inc.	200,156	13,078
	InterDigital Inc.	317,141	12,955
*	Silicon Laboratories Inc.	310,981	12,831
*	CoreLogic Inc.	761,835	12,730
*	Sapient Corp.	846,881	12,729
*	Viasat Inc.	291,306	12,605
	Lender Processing Services Inc.	602,609	12,601
*	Semtech Corp.	455,641	12,457
*	Microsemi Corp.	602,576	12,353
*	PMC - Sierra Inc.	1,629,590	12,336
	Plantronics Inc.	335,910	12,271
*	Ciena Corp.	662,845	12,183
*	RF Micro Devices Inc.	1,931,884	11,823
*	TriQuint Semiconductor Inc.	1,146,382	11,682
*	QLogic Corp.	731,368	11,643
*	Convergys Corp.	847,455	11,559
*	SAVVIS Inc.	289,485	11,443
*	Progress Software Corp.	467,925	11,291
*	Finisar Corp.	625,655	11,281
	Intersil Corp. Class A	877,327	11,274
*	Netgear Inc.	255,524	11,172
*	Hittite Microwave Corp.	175,056	10,838
*	Cymer Inc.	215,291	10,659
*	Taleo Corp. Class A	286,706	10,617
*	Omnivision Technologies Inc.	304,525	10,601
*	Lawson Software Inc.	941,505	10,564
*	Blackboard Inc.	243,168	10,551
*	FEI Co.	270,170	10,318
	Cognex Corp.	289,352	10,252
	MAXIMUS Inc.	122,630	10,145
*	Arris Group Inc.	866,688	10,062
*	Mentor Graphics Corp.	782,639	10,026

37

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
*	Ultimate Software Group Inc.	181,219	9,864
*	Rambus Inc.	669,054	9,822
*	Coherent Inc.	177,504	9,811
	MKS Instruments Inc.	369,355	9,758
*	EchoStar Corp. Class A	267,818	9,757
*	Quest Software Inc.	424,933	9,659
*	Entegris Inc.	951,334	9,627
	Littelfuse Inc.	161,039	9,456
*	MicroStrategy Inc. Class A	57,734	9,392
*	Universal Display Corp.	266,798	9,362
*	Take-Two Interactive Software Inc.	610,377	9,327
*	SRA International Inc. Class A	301,537	9,324
*	OpenTable Inc.	110,503	9,185
*	Plexus Corp.	262,739	9,146
*	JDA Software Group Inc.	295,594	9,131
*	ValueClick Inc.	549,200	9,117
*	j2 Global Communications Inc.	321,120	9,065
*	Digital River Inc.	278,655	8,962
*	TiVo Inc.	835,789	8,600
	Fair Isaac Corp.	278,127	8,399
	Blackbaud Inc.	302,927	8,397
*	Integrated Device Technology Inc.	1,034,319	8,130
*	ACI Worldwide Inc.	237,602	8,024
	Power Integrations Inc.	205,234	7,887
*	Cabot Microelectronics Corp.	166,086	7,718
*	Aspen Technology Inc.	448,316	7,702
*	Acxiom Corp.	573,691	7,521
*	L-1 Identity Solutions Inc.	631,817	7,424
*	Cirrus Logic Inc.	462,616	7,356
*	Websense Inc.	279,003	7,246
*	Spansion Inc. Class A	375,876	7,243
*	Scansource Inc.	192,111	7,200
	Mantech International Corp. Class A	161,548	7,176
^	VirnetX Holding Corp.	244,083	7,064
*	Benchmark Electronics Inc.	423,836	6,993
*	Rofin-Sinar Technologies Inc.	198,700	6,786
*	Diodes Inc.	259,109	6,763
*	Unisys Corp.	261,921	6,731
*	DealerTrack Holdings Inc.	292,025	6,702
*	Blue Coat Systems Inc.	302,980	6,623
*	Advent Software Inc.	231,841	6,531
	Opnet Technologies Inc.	158,031	6,470
*	Sonus Networks Inc.	1,972,809	6,392
*	SolarWinds Inc.	243,623	6,368
*	Tessera Technologies Inc.	364,629	6,250
*	Synaptics Inc.	242,059	6,231
*,^	STEC Inc.	364,998	6,209
*	Amkor Technology Inc.	971,405	5,994
	Earthlink Inc.	773,840	5,955
*	Sourcefire Inc.	200,269	5,952
*	Sanmina-SCI Corp.	572,487	5,914
*	Bottomline Technologies Inc.	237,977	5,880
*	Insight Enterprises Inc.	331,354	5,868
*,^	Power-One Inc.	723,894	5,864
*	OSI Systems Inc.	135,501	5,827
*	RealPage Inc.	215,280	5,698
*	Synchronoss Technologies Inc.	179,514	5,696
*	Kulicke & Soffa Industries Inc.	510,008	5,681
*	Electronics for Imaging Inc.	329,065	5,666
	Heartland Payment Systems Inc.	274,740	5,660
*	Euronet Worldwide Inc.	364,651	5,619
*	RightNow Technologies Inc.	170,363	5,520
*	Lattice Semiconductor Corp.	841,603	5,487
	Syntel Inc.	92,738	5,483

38

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
	Pegasystems Inc.	116,818	5,438
*	SYNNEX Corp.	171,477	5,436
*	Ultratech Inc.	178,049	5,409
	NIC Inc.	400,740	5,394
*	Manhattan Associates Inc.	156,184	5,379
*	Emulex Corp.	625,205	5,377
*	Quantum Corp.	1,611,339	5,317
*	DG FastChannel Inc.	164,811	5,282
*,^	Ebix Inc.	275,811	5,254
*	Rogers Corp.	113,542	5,246
*,^	RealD Inc.	223,704	5,232
*	Netscout Systems Inc.	250,357	5,230
	AVX Corp.	340,002	5,182
*	Cardtronics Inc.	218,756	5,130
*	Harmonic Inc.	708,360	5,121
*	Loral Space & Communications Inc.	73,364	5,097
	Comtech Telecommunications Corp.	181,757	5,096
*	Checkpoint Systems Inc.	284,999	5,096
*	FARO Technologies Inc.	115,956	5,079
*	Brooks Automation Inc.	467,596	5,078
*	Stratasys Inc.	150,681	5,078
*	DTS Inc.	123,936	5,026
*	Ancestry.com Inc.	121,367	5,023
*	Radiant Systems Inc.	240,132	5,019
*	TTM Technologies Inc.	309,382	4,956
*	Ceva Inc.	160,585	4,891
*	Tyler Technologies Inc.	180,520	4,834
*	Newport Corp.	264,560	4,807
*	comScore Inc.	182,091	4,716
*	NetSuite Inc.	120,196	4,712
	MTS Systems Corp.	110,873	4,638
*	ATMI Inc.	226,187	4,621
*	Constant Contact Inc.	181,015	4,594
*	CSG Systems International Inc.	247,750	4,578
*	LogMeIn Inc.	118,047	4,553
*	TeleTech Holdings Inc.	215,691	4,547
*	LivePerson Inc.	321,195	4,542
*	Entropic Communications Inc.	506,593	4,504
*	Tekelec	491,928	4,491
*	Standard Microsystems Corp.	163,771	4,420
*	Kemet Corp.	308,504	4,409
*	Ixia	337,882	4,325
*	Verint Systems Inc.	116,600	4,319
*	Volterra Semiconductor Corp.	171,644	4,233
*	Mercury Computer Systems Inc.	223,524	4,175
	Park Electrochemical Corp.	147,837	4,132
*	Avid Technology Inc.	219,104	4,128
*	Vocus Inc.	133,408	4,084
*	Advanced Energy Industries Inc.	270,686	4,003
*,^	SunPower Corp. Class B	239,397	3,981
*	SMART Modular Technologies WWH Inc.	432,863	3,965
*	Brightpoint Inc.	486,431	3,945
*	Intermec Inc.	355,161	3,921
*	Monolithic Power Systems Inc.	252,467	3,893
	Black Box Corp.	124,477	3,892
*	Electro Scientific Industries Inc.	199,907	3,858
*	Silicon Graphics International Corp.	221,161	3,804
	Micrel Inc.	358,345	3,791
	iGate Corp.	231,858	3,784
*	Kenexa Corp.	156,622	3,756
	EPIQ Systems Inc.	261,495	3,718
*	Applied Micro Circuits Corp.	407,486	3,610
	United Online Inc.	597,057	3,600
*	Powerwave Technologies Inc.	1,206,648	3,560

39

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
*	Silicon Image Inc.	548,133	3,541
*	Measurement Specialties Inc.	98,809	3,527
*	EMS Technologies Inc.	105,314	3,472
*	LoopNet Inc.	187,708	3,450
*	FormFactor Inc.	378,720	3,431
	Forrester Research Inc.	101,921	3,359
*	Interactive Intelligence Inc.	95,643	3,352
*	S1 Corp.	443,789	3,320
	Methode Electronics Inc.	280,245	3,254
*	LTX-Credence Corp.	363,017	3,245
*	Accelrys Inc.	449,884	3,199
*	TNS Inc.	192,111	3,189
*	IXYS Corp.	206,265	3,090
*	Magma Design Automation Inc.	383,684	3,066
*	Maxwell Technologies Inc.	186,885	3,026
	Sycamore Networks Inc.	135,868	3,022
*	KIT Digital Inc.	250,537	2,991
*	Zoran Corp.	355,738	2,988
*	Travelzoo Inc.	45,738	2,957
*	Photronics Inc.	349,053	2,956
*	Calix Inc.	138,292	2,879
*	Anaren Inc.	134,772	2,864
*	Super Micro Computer Inc.	177,280	2,852
	Daktronics Inc.	263,392	2,842
	Keynote Systems Inc.	130,180	2,816
*	Move Inc.	1,278,187	2,799
*	Hypercom Corp.	283,347	2,785
*	QuinStreet Inc.	212,837	2,763
	CTS Corp.	285,098	2,757
*	QLIK Technologies Inc.	80,743	2,750
*	Oplink Communications Inc.	145,572	2,712
*	ExlService Holdings Inc.	116,491	2,691
*	Internap Network Services Corp.	358,682	2,636
*	XO Group Inc.	261,315	2,600
*	AXT Inc.	298,225	2,529
*	Monotype Imaging Holdings Inc.	176,395	2,492
*	Rudolph Technologies Inc.	228,116	2,443
*	MIPS Technologies Inc. Class A	348,857	2,411
*	Oclaro Inc.	357,228	2,401
*	Ciber Inc.	431,309	2,394
*	Exar Corp.	373,568	2,365
*	Saba Software Inc.	260,345	2,351
*	FleetCor Technologies Inc.	78,533	2,328
*	Echelon Corp.	254,659	2,315
*	VASCO Data Security International Inc.	184,616	2,298
*	Seachange International Inc.	210,383	2,268
*	Perficient Inc.	218,885	2,246
*	Deltek Inc.	298,092	2,233
*	support.com Inc.	464,948	2,232
*	Liquidity Services Inc.	93,983	2,219
*	Globecomm Systems Inc.	142,320	2,214
*	Infospace Inc.	242,165	2,209
*	RealNetworks Inc.	648,173	2,204
*,^	OCZ Technology Group Inc.	273,399	2,187
*	Kopin Corp.	457,548	2,155
*	PROS Holdings Inc.	122,129	2,136
	Cass Information Systems Inc.	56,202	2,122
*	Extreme Networks	642,663	2,082
*	Aviat Networks Inc.	524,634	2,067
*	NVE Corp.	35,289	2,063
*	Aeroflex Holding Corp.	113,043	2,052
	Electro Rent Corp.	118,098	2,022
*	Supertex Inc.	89,352	2,001
	Cohu Inc.	152,593	2,000

40

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
*,^	Rubicon Technology Inc.	115,896	1,954
*	DemandTec Inc.	214,085	1,948
*	Digi International Inc.	148,490	1,930
*	Nanometrics Inc.	101,572	1,929
	DDi Corp.	201,902	1,926
*	Actuate Corp.	327,635	1,917
*	Amtech Systems Inc.	92,558	1,910
*	Zix Corp.	494,449	1,899
*	Integral Systems Inc.	155,977	1,898
*	Computer Task Group Inc.	143,949	1,896
*	UTStarcom Holdings Corp.	1,213,167	1,893
*	Infinera Corp.	273,079	1,887
*	Imation Corp.	198,792	1,877
	Marchex Inc. Class B	206,836	1,837
*	Multi-Fineline Electronix Inc.	84,560	1,827
*	DSP Group Inc.	208,795	1,817
*	Integrated Silicon Solution Inc.	185,703	1,796
*	Gerber Scientific Inc.	159,932	1,780
*	THQ Inc.	490,275	1,775
*	Virtusa Corp.	92,534	1,754
*	Web.com Group Inc.	141,884	1,748
*	Callidus Software Inc.	293,595	1,718
*	MoSys Inc.	298,261	1,715
	Stamps.com Inc.	128,126	1,709
*	Opnext Inc.	738,977	1,685
*	Advanced Analogic Technologies Inc.	272,950	1,653
	American Software Inc. Class A	196,873	1,636
	ModusLink Global Solutions Inc.	362,869	1,626
*	Intevac Inc.	158,154	1,615
*	Lionbridge Technologies Inc.	500,097	1,590
*	Sigma Designs Inc.	207,136	1,583
*	PRGX Global Inc.	220,131	1,574
*	Glu Mobile Inc.	293,853	1,549
*	Agilysys Inc.	185,614	1,548
*	Pericom Semiconductor Corp.	172,875	1,546
*	ShoreTel Inc.	151,281	1,543
*	Booz Allen Hamilton Holding Corp.	80,248	1,534
*	Hackett Group Inc.	298,200	1,518
*	Zygo Corp.	114,464	1,513
*	MoneyGram International Inc.	451,664	1,500
*	Transact Technologies Inc.	127,286	1,489
*	Global Cash Access Holdings Inc.	464,789	1,478
*	Mindspeed Technologies Inc.	184,238	1,474
*,^	Wave Systems Corp. Class A	515,408	1,453
*	Immersion Corp.	169,727	1,448
*	Symmetricom Inc.	242,375	1,413
*	BroadSoft Inc.	36,975	1,410
*	Dynamics Research Corp.	102,624	1,400
*	Anadigics Inc.	434,711	1,395
*	Cray Inc.	215,802	1,381
*	Vishay Precision Group Inc.	81,764	1,380
*	Fabrinet	56,360	1,368
*	Ultra Clean Holdings	150,124	1,363
*	Radisys Corp.	186,028	1,356
*	TeleCommunication Systems Inc. Class A	276,049	1,333
*	FalconStor Software Inc.	296,250	1,327
*	SS&C Technologies Holdings Inc.	66,743	1,326
*	Limelight Networks Inc.	285,206	1,301
	Richardson Electronics Ltd.	95,031	1,291
	Pulse Electronics Corp.	288,941	1,277
	Telular Corp.	204,513	1,262
*	X-Rite Inc.	250,797	1,246
	Renaissance Learning Inc.	99,318	1,245
*	LeCroy Corp.	101,509	1,222

41

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
*	Openwave Systems Inc.	529,979	1,214
*	Dice Holdings Inc.	88,629	1,198
*	Guidance Software Inc.	145,946	1,189
*	Novatel Wireless Inc.	211,368	1,158
*	Digimarc Corp.	32,728	1,146
*	NCI Inc. Class A	50,070	1,138
*	Echo Global Logistics Inc.	63,197	1,122
*	Datalink Corp.	159,985	1,112
	Communications Systems Inc.	61,604	1,105
*	Pervasive Software Inc.	170,783	1,096
	Mocon Inc.	69,813	1,073
*	Emcore Corp.	391,031	1,071
*	KVH Industries Inc.	100,378	1,067
*	Axcelis Technologies Inc.	643,115	1,055
	Bel Fuse Inc. Class B	48,336	1,048
*	Westell Technologies Inc. Class A	290,049	1,035
	Ipass Inc.	680,802	1,035
*	Data I/O Corp.	178,166	1,030
*	IntraLinks Holdings Inc.	59,253	1,024
*	ServiceSource International Inc.	45,500	1,011
*	PC Mall Inc.	128,872	1,003
*	Trident Microsystems Inc.	1,410,329	973
*,^	Research Frontiers Inc.	209,746	959
*,^	Rosetta Stone Inc.	58,576	945
*	Smith Micro Software Inc.	222,528	937
*	Bsquare Corp.	148,052	928
*	ORBCOMM Inc.	292,962	917
*	NAPCO Security Technologies Inc.	300,223	892
*	GSI Group Inc.	73,330	884
*,^	Microvision Inc.	714,268	871
*	QuickLogic Corp.	252,820	852
*	Mattson Technology Inc.	431,457	820
*	PDF Solutions Inc.	136,609	814
*	SRS Labs Inc.	84,276	808
*,^	Demand Media Inc.	59,492	806
*	Frequency Electronics Inc.	82,635	785
*	BTU International Inc.	111,167	783
*	Dot Hill Systems Corp.	273,027	775
*	Procera Networks Inc.	71,113	763
*	Tier Technologies Inc. Class B	151,594	758
*	Ramtron International Corp.	252,459	752
*	LRAD Corp.	271,744	747
	Evolving Systems Inc.	102,263	731
*	TeleNav Inc.	40,224	713
*	iGO Inc.	432,897	706
*	Aware Inc.	229,403	688
	Rimage Corp.	50,369	676
*	MaxLinear Inc.	75,283	652
*	Autobytel Inc.	572,741	647
*	Cornerstone OnDemand Inc.	36,600	646
*	BigBand Networks Inc.	290,106	630
*,^	SunPower Corp. Class A	32,311	625
*	Bitstream Inc. Class A	118,427	621
*,^	Local.com Corp.	183,148	612
*	KEY Tronic Corp.	132,830	604
*	Reis Inc.	60,774	603
*,^	Majesco Entertainment Co.	199,658	603
	QAD Inc. Class A	58,649	599
*	Presstek Inc.	363,160	592
	Mesa Laboratories Inc.	18,022	571
*	GSI Technology Inc.	77,331	557
*	Versant Corp.	44,049	551
*	Innodata Isogen Inc.	204,997	543
*	PC Connection Inc.	65,582	543

42

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
*,^	LinkedIn Corp. Class A	5,967	538
*	Network Equipment Technologies Inc.	244,136	537
*	Insweb Corp.	75,459	534
	Astro-Med Inc.	64,998	532
*	EasyLink Services International Corp. Class A	89,991	526
*	PC-Tel Inc.	80,177	520
*,^	Meru Networks Inc.	42,755	513
*	Identive Group Inc.	213,733	496
*	ID Systems Inc.	104,136	484
*	PLX Technology Inc.	136,238	473
*	Cyberoptics Corp.	48,493	470
*	Micronetics Inc.	92,314	464
	TheStreet Inc.	149,104	458
*	Onvia Inc.	99,783	457
*	Network Engines Inc.	411,278	452
	Optical Cable Corp.	111,581	452
*	Motricity Inc.	57,072	441
*,^	Superconductor Technologies Inc.	191,194	440
*,^	Energy Conversion Devices Inc.	363,948	429
*	LoJack Corp.	98,177	428
*	Zhone Technologies Inc.	180,302	427
*	GSE Systems Inc.	196,528	424
*	Market Leader Inc.	194,905	423
*	Online Resources Corp.	128,409	419
*,^	Quepasa Corp.	57,734	419
*	Comverge Inc.	140,249	417
*	Performance Technologies Inc.	208,179	414
*	Transwitch Corp.	130,888	404
*	StarTek Inc.	115,340	398
*	Cinedigm Digital Cinema Corp. Class A	234,820	397
*	Information Services Group Inc.	219,952	389
*	Aetrium Inc.	215,721	384
*	Stream Global Services Inc.	115,813	382
*	IEC Electronics Corp.	56,909	373
*	Document Security Systems Inc.	112,499	353
*	NetSol Technologies Inc.	202,696	353
*	Hutchinson Technology Inc.	153,807	349
*	FSI International Inc.	126,809	347
*	ePlus Inc.	12,954	343
*,^	Evergreen Solar Inc.	593,404	338
*	TechTarget Inc.	44,392	336
*	Authentidate Holding Corp.	273,662	328
*	LGL Group Inc.	33,649	327
*	CalAmp Corp.	104,460	317
*	Crexendo Inc.	62,751	311
*	Acorn Energy Inc.	73,945	291
*,^	Hauppauge Digital Inc.	158,139	289
*	Looksmart Ltd.	187,926	284
*	Ikanos Communications Inc.	229,644	282
*	Sonic Foundry Inc.	21,546	273
*	Tii Network Technologies Inc.	109,678	264
*	eMagin Corp.	43,249	263
*	AuthenTec Inc.	94,740	261
*	RF Monolithics Inc.	186,353	255
*	Video Display Corp.	65,454	251
*	Inphi Corp.	14,357	250
*	Cascade Microtech Inc.	43,648	249
*	PAR Technology Corp.	64,438	246
*	Intellicheck Mobilisa Inc.	193,250	242
*	WebMediaBrands Inc.	176,654	237
*	Planar Systems Inc.	81,559	233
*	Pixelworks Inc.	93,133	228
*	Ditech Networks Inc.	169,861	200
*	Envestnet Inc.	12,821	190

43

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
*	Management Network Group Inc.	72,395	190
*	Netlist Inc.	91,023	188
*	Convio Inc.	17,110	185
*	Parkervision Inc.	322,247	184
*	Newtek Business Services Inc.	108,603	182
*	Numerex Corp. Class A	18,018	175
*	Digital Ally Inc.	148,969	173
*	Spire Corp.	69,782	171
*	Lantronix Inc.	54,634	138
*	Soundbite Communications Inc.	55,282	134
	Bel Fuse Inc. Class A	5,719	133
*	Infosonics Corp.	184,032	132
	QAD Inc. Class B	14,091	131
*	Alliance Fiber Optic Products Inc.	15,256	129
*	TSR Inc.	27,043	128
*	Pfsweb Inc.	27,325	125
*	Vertro Inc.	55,308	124
*	EDGAR Online Inc.	141,611	122
*	Selectica Inc.	24,332	122
*	TigerLogic Corp.	28,977	120
*	Wireless Ronin Technologies Inc.	88,756	102
*	Dialogic Inc.	20,792	94
*	Lightpath Technologies Inc. Class A	60,957	93
*	Viasystems Group Inc.	3,942	89
*	SciQuest Inc.	4,842	83
*	Scientific Learning Corp.	25,731	80
*	Mattersight Corp.	13,815	77
*	ClearOne Communications Inc.	11,344	74
*	MEMSIC Inc.	19,585	67
*	GTSI Corp.	12,135	65
*	USA Technologies Inc.	25,400	56
*	Interphase Corp.	10,614	55
*	Globalscape Inc.	23,790	51
*	SPS Commerce Inc.	2,800	50
*	MakeMusic Inc.	9,686	48
*	Unify Corp.	24,694	46
*	Mastech Holdings Inc.	12,664	43
*	DRI Corp.	39,661	28
*	Overland Storage Inc.	9,540	27
*	Mediamind Technologies Inc.	1,200	26
*	Relm Wireless Corp.	18,822	26
*	Inuvo Inc.	8,919	19
*	Wireless Telecom Group Inc.	21,906	18
*	Rainmaker Systems Inc.	17,407	18
*	Edgewater Technology Inc.	5,703	15
*	DayStar Technologies Inc.	22,553	11
*	Responsys Inc.	500	9
*	Advanced Photonix Inc. Class A	3,333	5
*	Park City Group Inc.	100	—
			3,137,352
Materials (7.5%)
	Mosaic Co.	1,932,863	130,913
	LyondellBasell Industries NV Class A	1,905,700	73,408
	Lubrizol Corp.	448,553	60,227
	Celanese Corp. Class A	1,089,790	58,097
	Walter Energy Inc.	434,619	50,329
	Albemarle Corp.	639,672	44,265
*	Crown Holdings Inc.	1,087,891	42,232
	Ashland Inc.	552,058	35,674
	Rock-Tenn Co. Class A	474,810	31,499
	Domtar Corp.	286,443	27,132
	Nalco Holding Co.	966,217	26,871
	Reliance Steel & Aluminum Co.	521,543	25,895
	Martin Marietta Materials Inc.	317,961	25,427

44

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
	Steel Dynamics Inc.	1,523,749	24,761
	Sonoco Products Co.	695,424	24,715
	Aptargroup Inc.	469,684	24,583
	Valspar Corp.	653,526	23,566
*	WR Grace & Co.	512,817	23,400
	Huntsman Corp.	1,209,127	22,792
	Temple-Inland Inc.	756,165	22,488
	Royal Gold Inc.	379,221	22,211
	RPM International Inc.	910,674	20,964
*	Rockwood Holdings Inc.	373,349	20,643
	Compass Minerals International Inc.	229,561	19,758
	Cytec Industries Inc.	343,564	19,648
	Packaging Corp. of America	700,144	19,597
*	Solutia Inc.	851,199	19,450
*	Allied Nevada Gold Corp.	541,803	19,164
	Cabot Corp.	457,708	18,249
	Carpenter Technology Corp.	307,455	17,734
	Scotts Miracle-Gro Co. Class A	312,784	16,049
*	Coeur d'Alene Mines Corp.	624,844	15,159
*	Hecla Mining Co.	1,948,999	14,988
	Greif Inc. Class A	217,369	14,136
	Silgan Holdings Inc.	342,455	14,030
	Sensient Technologies Corp.	349,517	12,957
	Olin Corp.	556,285	12,605
*	Molycorp Inc.	205,381	12,541
*	Chemtura Corp.	673,003	12,249
	Commercial Metals Co.	805,677	11,561
*	AbitibiBowater Inc.	562,822	11,425
	NewMarket Corp.	66,872	11,416
	PolyOne Corp.	651,637	10,081
*	Intrepid Potash Inc.	309,528	10,060
	Globe Specialty Metals Inc.	425,121	9,531
*	Stillwater Mining Co.	409,547	9,014
	Worthington Industries Inc.	388,850	8,982
	Schnitzer Steel Industries Inc.	155,541	8,959
	Balchem Corp.	201,623	8,827
*	OM Group Inc.	216,466	8,797
	Eagle Materials Inc.	315,581	8,795
*	Kraton Performance Polymers Inc.	223,185	8,742
	HB Fuller Co.	350,966	8,571
	Minerals Technologies Inc.	127,649	8,462
	Texas Industries Inc.	194,472	8,096
*	RTI International Metals Inc.	210,761	8,087
*	Ferro Corp.	600,468	8,070
	Buckeye Technologies Inc.	278,569	7,516
*	Louisiana-Pacific Corp.	922,722	7,511
	Innophos Holdings Inc.	153,086	7,471
	Westlake Chemical Corp.	141,943	7,367
	Schweitzer-Mauduit International Inc.	124,486	6,990
	AMCOL International Corp.	181,256	6,917
*	Calgon Carbon Corp.	402,654	6,845
	Boise Inc.	865,479	6,742
*	Century Aluminum Co.	404,239	6,326
	Arch Chemicals Inc.	179,692	6,189
*	Georgia Gulf Corp.	242,524	5,855
	Kaiser Aluminum Corp.	105,677	5,772
*	Clearwater Paper Corp.	82,020	5,600
	Koppers Holdings Inc.	147,109	5,580
	A Schulman Inc.	215,613	5,431
	Haynes International Inc.	87,100	5,394
*	Materion Corp.	145,498	5,379
*	LSB Industries Inc.	118,669	5,093
	PH Glatfelter Co.	321,554	4,946
*	Graphic Packaging Holding Co.	906,817	4,933

45

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
*	US Gold Corp.	752,375	4,537
*	KapStone Paper and Packaging Corp.	273,300	4,529
*	STR Holdings Inc.	295,712	4,412
*	Horsehead Holding Corp.	319,317	4,253
*	Graham Packaging Co. Inc.	164,715	4,154
	Deltic Timber Corp.	77,041	4,136
	Stepan Co.	55,684	3,948
	Quaker Chemical Corp.	77,334	3,326
	Kronos Worldwide Inc.	102,006	3,208
	Neenah Paper Inc.	139,726	2,973
	Myers Industries Inc.	284,610	2,926
*	General Moly Inc.	655,774	2,925
	Zep Inc.	152,456	2,881
*	Omnova Solutions Inc.	405,256	2,821
*	TPC Group Inc.	68,511	2,687
	Wausau Paper Corp.	366,151	2,468
*	Noranda Aluminum Holding Corp.	157,903	2,391
	Hawkins Inc.	63,974	2,317
*,^	Zagg Inc.	163,917	2,197
*,^	Flotek Industries Inc.	251,459	2,142
	Olympic Steel Inc.	72,664	2,000
	American Vanguard Corp.	153,224	1,987
*	AM Castle & Co.	112,459	1,868
*	Zoltek Cos. Inc.	175,511	1,848
*	Universal Stainless & Alloy	39,450	1,845
*	Senomyx Inc.	342,794	1,762
*	Mercer International Inc.	171,504	1,729
*	ADA-ES Inc.	101,687	1,626
	NL Industries Inc.	87,912	1,614
*	Headwaters Inc.	463,864	1,452
^	Great Northern Iron Ore Properties	13,751	1,426
*	Spartech Corp.	225,491	1,373
*	AEP Industries Inc.	43,386	1,266
*	Landec Corp.	172,470	1,138
*	Handy & Harman Ltd.	65,482	1,008
*	Metals USA Holdings Corp.	58,430	871
*	US Energy Corp. Wyoming	186,037	794
	Synalloy Corp.	53,527	726
*	United States Lime & Minerals Inc.	16,558	679
*	TOR Minerals International Inc.	33,160	587
	KMG Chemicals Inc.	25,843	435
*	Penford Corp.	81,876	434
	Chase Corp.	25,736	431
*	American Pacific Corp.	44,024	353
*	Nanophase Technologies Corp.	267,764	321
*	Mod-Pac Corp.	49,498	293
*	Solitario Exploration & Royalty Corp.	98,333	280
*,^	Cereplast Inc.	55,857	248
*	Timberline Resources Corp.	322,116	242
*,^	Silver Bull Resources Inc.	315,755	215
*	Mines Management Inc.	47,591	100
*	Verso Paper Corp.	37,309	100
*	Arabian American Development Co.	22,574	91
*	US Concrete Inc.	7,700	67
*,^	Clean Diesel Technologies Inc.	9,971	47
			1,508,226
Telecommunication Services (1.6%)
*	Crown Castle International Corp.	1,377,686	56,196
*	NII Holdings Inc.	1,187,339	50,320
*	SBA Communications Corp. Class A	790,625	30,194
*	Level 3 Communications Inc.	11,879,654	28,986
*	tw telecom inc Class A	1,052,081	21,599
	Telephone & Data Systems Inc.	488,151	15,172
	AboveNet Inc.	180,259	12,701

46

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
*,^	Clearwire Corp. Class A	2,619,912	9,903
*	Global Crossing Ltd.	212,435	8,153
*	Leap Wireless International Inc.	370,902	6,020
*	Cogent Communications Group Inc.	327,570	5,572
*	United States Cellular Corp.	109,762	5,315
*	Cincinnati Bell Inc.	1,422,635	4,723
	NTELOS Holdings Corp.	213,474	4,359
*	Neutral Tandem Inc.	239,381	4,170
*	PAETEC Holding Corp.	865,612	4,146
*	Vonage Holdings Corp.	920,190	4,058
	Telephone & Data Systems Inc. - Special Common Shares	147,351	3,968
*	Premiere Global Services Inc.	455,200	3,633
*	General Communication Inc. Class A	297,386	3,590
	IDT Corp. Class B	123,505	3,337
	Consolidated Communications Holdings Inc.	165,751	3,222
	Shenandoah Telecommunications Co.	181,957	3,097
	USA Mobility Inc.	196,209	2,994
*	8x8 Inc.	597,986	2,924
	Alaska Communications Systems Group Inc.	297,668	2,640
*	Cbeyond Inc.	195,762	2,590
	Atlantic Tele-Network Inc.	64,131	2,460
*	ICO Global Communications Holdings Ltd.	884,115	2,449
*	Iridium Communications Inc.	272,281	2,355
	SureWest Communications	86,044	1,439
*,^	Fairpoint Communications Inc.	149,332	1,375
	HickoryTech Corp.	104,975	1,247
*,^	Towerstream Corp.	172,478	861
*,^	inContact Inc.	177,142	842
	Warwick Valley Telephone Co.	52,401	757
*	Globalstar Inc.	290,490	357
*	Boingo Wireless Inc.	35,000	318
*	FiberTower Corp.	218,570	262
*	Multiband Corp.	48,121	156
			318,460
Utilities (3.9%)
	National Fuel Gas Co.	576,418	41,963
*	Calpine Corp.	2,456,973	39,631
	American Water Works Co. Inc.	1,222,425	36,000
	OGE Energy Corp.	683,103	34,374
	NSTAR	714,675	32,861
	Alliant Energy Corp.	773,962	31,469
	MDU Resources Group Inc.	1,317,092	29,635
	ITC Holdings Corp.	356,230	25,567
	NV Energy Inc.	1,645,297	25,255
	UGI Corp.	777,962	24,809
	DPL Inc.	815,852	24,606
	AGL Resources Inc.	546,241	22,237
	Questar Corp.	1,237,102	21,909
	Westar Energy Inc.	793,617	21,356
	Aqua America Inc.	964,492	21,200
	Atmos Energy Corp.	630,663	20,970
*	GenOn Energy Inc.	5,385,024	20,786
	Great Plains Energy Inc.	949,267	19,678
	Hawaiian Electric Industries Inc.	664,255	15,982
	Vectren Corp.	570,526	15,895
	Piedmont Natural Gas Co. Inc.	502,499	15,206
	Cleco Corp.	425,670	14,835
	WGL Holdings Inc.	357,795	13,772
	IDACORP Inc.	346,180	13,674
	Portland General Electric Co.	525,735	13,291
	New Jersey Resources Corp.	288,870	12,887
	Southwest Gas Corp.	320,224	12,364
	UIL Holdings Corp.	352,673	11,409
	South Jersey Industries Inc.	209,137	11,358

47

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2011

					Market
					Value
				Shares	($000)
	Avista Corp.			402,335	10,336
	PNM Resources Inc.			605,055	10,129
	Unisource Energy Corp.			256,269	9,567
	El Paso Electric Co.			293,897	9,493
	Allete Inc.			218,181	8,954
	Northwest Natural Gas Co.			186,284	8,407
	NorthWestern Corp.			253,113	8,381
	Black Hills Corp.			275,287	8,283
	MGE Energy Inc.			165,089	6,691
	Laclede Group Inc.			160,069	6,055
	CH Energy Group Inc.			109,829	5,850
	Empire District Electric Co.			297,791	5,735
	California Water Service Group			297,968	5,575
	Otter Tail Corp.			256,705	5,417
	American States Water Co.			133,318	4,621
*	Dynegy Inc. Class A			736,161	4,557
	Central Vermont Public Service Corp.			101,354	3,664
	Ormat Technologies Inc.			149,814	3,297
	Chesapeake Utilities Corp.			79,071	3,165
	Middlesex Water Co.			134,008	2,490
	SJW Corp.			90,608	2,196
	Unitil Corp.			62,868	1,653
	Connecticut Water Service Inc.			63,197	1,617
	York Water Co.			78,540	1,300
*	Cadiz Inc.			98,280	1,067
	Delta Natural Gas Co. Inc.			28,659	910
	Artesian Resources Corp. Class A			45,300	816
	Pennichuck Corp.			26,017	748
*,^	US Geothermal Inc.			496,141	347
*	Purecycle Corp.			86,317	263
*,^	Synthesis Energy Systems Inc.			93,735	175
*,^	American DG Energy Inc.			21,357	35

					786,773

Total Common Stocks (Cost $16,358,755)					20,123,282

					Market
					Value
		Coupon		Shares	($000)

Temporary Cash Investments (1.1%)[1]
Money Market Fund (1.1%)
2,3	Vanguard Market Liquidity Fund	0.140%		224,219,132	224,219

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.0%)
4,5	Freddie Mac Discount Notes	0.090%	8/22/11	5,500	5,499
4	Freddie Mac Discount Notes	0.100%	8/29/11	1,000	1,000

					6,499

Total Temporary Cash Investments (Cost $230,718)					230,718

Total Investments (101.0%) (Cost $16,589,473)					20,354,000
Other Assets and Liabilities—Net (-1.0%)					(203,985)
Net Assets (100%)					20,150,015

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $168,733,000.

48

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2011

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.1% and 0.9%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $187,137,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
5 Securities with a value of $3,999,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

49

© 2011 The Vanguard Group. Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA 982_082011

Vanguard U.S. Stock Index Funds
Large-Capitalization Portfolios
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June 30, 2011

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Vanguard Value Index Fund
Vanguard Large-Cap Index Fund

> For the six months ended June 30, 2011, returns for Investor Shares of Vanguard’s large-capitalization U.S. stock index funds ranged from 5.90% for Vanguard Growth Index Fund to 6.33% for Vanguard Value Index Fund.

> Returns for all three funds were in line with their respective target benchmarks.

> Stocks in the health care, energy, and consumer discretionary sectors were among the top performers for the period.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	4
Growth Index Fund.	8
Value Index Fund.	28
Large-Cap Index Fund.	47
About Your Fund’s Expenses.	72
Trustees Approve Advisory Arrangement.	75
Glossary.	76

Growth Index Fund
Value Index Fund
Large-Cap Index Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.

Cover photograph: Jean Maher.

Your Fund’s Total Returns

Six Months Ended June 30, 2011
Total
Returns
Vanguard Growth Index Fund
Investor Shares	5.90%
Admiral Shares™	5.96
Signal Shares®	5.97
Institutional Shares	5.97
ETF Shares
Market Price	5.94
Net Asset Value	5.97
MSCI US Prime Market Growth Index	6.01
Large-Cap Growth Funds Average	5.42
Large-Cap Growth Funds Average: Derived from data provided by Lipper Inc.
Vanguard Value Index Fund
Investor Shares	6.33%
Admiral Shares™	6.40
Signal Shares®	6.44
Institutional Shares	6.42
ETF Shares
Market Price	6.37
Net Asset Value	6.42
MSCI US Prime Market Value Index	6.45
Large-Cap Value Funds Average	5.25
Large-Cap Value Funds Average: Derived from data provided by Lipper Inc.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Signal Shares and Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138.

1

Your Fund’s Total Returns

Six Months Ended June 30, 2011
Total
Returns
Vanguard Large-Cap Index Fund
Investor Shares	6.11%
Admiral Shares™	6.20
Signal Shares®	6.18
Institutional Shares	6.21
ETF Shares
Market Price	6.16
Net Asset Value	6.20
MSCI US Prime Market 750 Index	6.23
Large-Cap Core Funds Average	5.25
Large-Cap Core Funds Average: Derived from data provided by Lipper Inc.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Signal Shares and Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

2

Your Fund’s Performance at a Glance

December 31, 2010 , Through June 30, 2011
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Growth Index Fund
Investor Shares	$31.60	$33.30	$0.161	$0.000
Admiral Shares	31.60	33.29	0.188	0.000
Signal Shares	29.26	30.83	0.173	0.000
Institutional Shares	31.60	33.29	0.192	0.000
ETF Shares	61.39	64.68	0.365	0.000
Vanguard Value Index Fund
Investor Shares	$20.79	$21.87	$0.232	$0.000
Admiral Shares	20.79	21.87	0.247	0.000
Signal Shares	21.63	22.76	0.258	0.000
Institutional Shares	20.79	21.87	0.251	0.000
ETF Shares	53.29	56.06	0.637	0.000
Vanguard Large-Cap Index Fund
Investor Shares	$23.25	$24.48	$0.187	$0.000
Admiral Shares	29.07	30.61	0.256	0.000
Signal Shares	25.36	26.70	0.223	0.000
Institutional Shares	119.65	125.99	1.067	0.000
ETF Shares	57.56	60.61	0.505	0.000

3

Chairman’s Letter

Dear Shareholder,

Vanguard’s trio of large-capitalization U.S. index funds delivered solid performances for the six months ended June 30, 2011, posting returns ranging from 5.90% for Vanguard Growth Index Fund to 6.33% for Vanguard Value Index Fund. Vanguard Large-Cap Index Fund, which invests in both value and growth stocks, fell in the middle of the pack, returning 6.11% for the half-year. (All returns are for the funds’ Investor Shares.)

The performances of all three funds closely tracked those of their respective target indexes and bested the average returns of their peer groups for the period.

For stock markets, a ragged six-month gain
Global stock markets climbed unsteadily as investor attitudes swung from giddy optimism about the strength of corporate earnings to fears that the slow, grinding recovery was losing momentum. Stock prices rallied through the first four months of 2011, pulled back as economic news turned gloomier, then bounced back at the end of the period.

The broad U.S. stock market returned about 6% for the six months. International stock markets finished a few steps behind, restrained by sovereign-debt dramas in Europe and the economic aftershocks of the Japanese natural and nuclear disaster. Gains were modest in emerging markets, too, as big economies such as China and Brazil grappled with inflationary pressures.

4

Low yields, solid returnsin the bond market
Bonds delivered solid six-month returns even as interest rates hovered near generational lows. Bond prices rallied in spring as economic anxiety prompted a search for safer havens in fixed income. The broad taxable bond market returned almost 3%. The municipal market performed even better. Municipal securities were hammered early in the year as unsettling headlines raised doubts about their safety. Toward the end, investors’ worries began to recede and prices rose.

The yields on money market instruments remained nearly invisible, consistent with the Federal Reserve Board’s target for short-term interest rates, which since December 2008 has been anchored between 0% and 0.25%.

Value stocks outperformed during uncertain times
Vanguard’s three large-cap index funds posted solid returns for the fiscal half-year ended June 30. During the period, value stocks outperformed growth stocks, giving a slight advantage to the Value Index Fund, which was the trio’s top performer for the period. Returns for the Large-Cap Index Fund, which consists of both value and growth stocks, fell between those of the other two funds. Although the Growth Index Fund was the laggard of the group, the fund posted gains in all ten market sectors for the period.

Market Barometer

			Total Returns
		Periods Ended June 30, 2011
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	6.37%	31.93%	3.30%
Russell 2000 Index (Small-caps)	6.21	37.41	4.08
Dow Jones U.S. Total Stock Market Index	6.01	32.26	3.66
MSCI All Country World Index ex USA (International)	3.80	29.73	3.67

Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	2.72%	3.90%	6.52%
Barclays Capital Municipal Bond Index (Broad
tax-exempt market)	4.42	3.48	4.93
Citigroup Three-Month U.S. Treasury Bill Index	0.06	0.14	1.86

CPI
Consumer Price Index	2.99%	3.56%	2.15%

5

All three funds generally saw similar results on a sector level. Overall, stocks performed well and all sectors—-with the exception of financials in the Value Index and Large-Cap Index Funds—-gained for the period. Battered investment and commercial banks weighed heaviest on the two funds’ performances. The Growth Index Fund’s holdings in the sector fared better and generated a positive return.

Stocks in the health care, energy, and consumer discretionary sectors contributed significantly to returns. Health care, the market’s top performer for the six months, lagged early in the period, but bounced back in the final weeks as investors looked to the sector for stability amid rising concerns over economic uncertainty. Health care stocks were mostly positive across the board, with pharmaceuticals, biotechnology firms, and health care providers leading the way.

Energy stocks were also significant contributors to the funds’ six-month returns. The sector was led by oil and gas companies, as oil prices remained high throughout the period. The consumer discretionary sector was also a strong performer, with stocks of media companies and restaurants among the top contributors. Stocks within the industrials and consumer staples sectors also helped boost returns.

Expense Ratios
Your Fund Compared With Its Peer Group

						Peer
	Investor	Admiral	Signal	Institutional	ETF	Group
	Shares	Shares	Shares	Shares	Shares	Average
Growth Index Fund	0.26%	0.12%	0.12%	0.08%	0.12%	1.37%
Value Index Fund	0.26	0.12	0.12	0.08	0.12	1.27
Large-Cap Index Fund	0.26	0.12	0.12	0.08	0.12	1.26

The fund expense ratios shown are from the prospectus dated April 29, 2011, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2011, the funds’ annualized expense ratios were: for the Growth Index Fund, 0.25% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.08% for Institutional Shares, and 0.10% for ETF Shares; for the Value Index Fund, 0.25% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.08% for Institutional Shares, and 0.10% for ETF Shares; and for the Large-Cap Index Fund, 0.24% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.08% for Institutional Shares, and 0.10% for ETF Shares. The peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2010.

Peer groups: For the Growth Index Fund, Large-Cap Growth Funds; for the Value Index Fund, Large-Cap Value Funds; for the Large-Cap Index Fund, Large-Cap Core Funds.

6

Throughout the six-month period, each fund closely tracked its respective benchmark. Such close index-tracking performance is a tribute to the funds’ advisor, Vanguard Quantitative Equity Group, which employs skilled portfolio management and sophisticated risk-control and trading systems in its efforts. The advisor was helped in this task by the funds’ low expense ratios.

Focus on your goals, not the market’s ups and downs
The stock market turned in solid results for the most recent six months. But the financial markets are unpredictable, and nobody knows what the next six months will bring. Good or bad, there will always be unexpected news that drives global stock markets up or down.

At Vanguard, we believe that the best way to deal with the market’s uncertainty is to ignore short-term volatility and, instead, focus on the long term. We urge investors to create a balanced investment plan that includes a mix of stock, bond, and money market funds appropriate for their goals and risk tolerance—and to stick with that plan regardless of market conditions.

Vanguard’s large-cap index funds can help to diversify such a balanced long-term investment portfolio by providing exposure to the large-cap segment of the U.S. stock market—both the segment as a whole and its growth and value components. Each fund offers a low-cost way to invest in some of the United States’ biggest companies.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
July 12, 2011

7

Growth Index Fund

Fund Profile
As of June 30, 2011

Share-Class Characteristics
	Investor	Admiral	Signal	Institutional	ETF
	Shares	Shares	Shares	Shares	Shares
Ticker Symbol	VIGRX	VIGAX	VIGSX	VIGIX	VUG
Expense Ratio[1]	0.26%	0.12%	0.12%	0.08%	0.12%
30-Day SEC Yield	0.98%	1.12%	1.12%	1.14%	1.12%

Portfolio Characteristics
		MSCI US
		Prime	DJ
		Market	U.S. Total
		Growth	Market
	Fund	Index	Index
Number of Stocks	430	428	3,745
Median Market Cap	$34.1B	$34.1B	$30.8B
Price/Earnings Ratio	18.9x	18.9x	17.1x
Price/Book Ratio	3.6x	3.6x	2.2x
Return on Equity	24.3%	24.0%	19.1%
Earnings Growth Rate	12.4%	12.5%	5.8%
Dividend Yield	1.2%	1.2%	1.8%
Turnover Rate
(Annualized)	26%	—	—
Short-Term Reserves	0.0%	—	—

Volatility Measures
	MSCI US		DJ
	Prime Market		U.S. Total
	Growth		Market
		Index	Index
R-Squared		1.00	0.97
Beta		1.00	0.96
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Apple Inc.	Computer
	Hardware	4.6%
International Business	IT Consulting &
Machines Corp.	Other Services	3.1
Coca-Cola Co.	Soft Drinks	2.1
Oracle Corp.	Systems Software	2.0
Microsoft Corp.	Systems Software	1.9
Google Inc.	Internet Software &
	Services	1.9
Philip Morris
International Inc.	Tobacco	1.8
Schlumberger Ltd.	Oil & Gas
	Equipment &
	Services	1.8
PepsiCo Inc.	Soft Drinks	1.7
Wal-Mart Stores Inc.	Hypermarkets &
	Super Centers	1.6
Top Ten		22.5%
The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 29, 2011, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2011, the annualized expense ratios were 0.25% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal
Shares, 0.08% for Institutional Shares, and 0.10% for ETF Shares.

8

Growth Index Fund

Sector Diversification (% of equity exposure)
		MSCI US
		Prime	DJ
		Market	U.S. Total
		Growth	Market
	Fund	Index	Index
Consumer
Discretionary	17.1%	17.1%	12.2%
Consumer Staples	12.3	12.3	9.7
Energy	10.4	10.4	11.2
Financials	4.9	4.9	15.4
Health Care	10.5	10.5	11.3
Industrials	11.6	11.6	11.6
Information
Technology	28.5	28.5	18.4
Materials	3.9	3.9	4.4
Telecommunication
Services	0.7	0.7	2.6
Utilities	0.1	0.1	3.2

Investment Focus

9

Growth Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2000, Through June 30, 2011

Note: For 2011, performance data reflect the six months ended June 30, 2011.

Average Annual Total Returns: Periods Ended June 30, 2011

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	11/2/1992	34.49%	5.19%	3.09%
Admiral Shares	11/13/2000	34.65	5.32	3.20
Signal Shares	6/4/2007	34.66	—	1.71[1]
Institutional Shares	5/14/1998	34.71	5.36	3.24
ETF Shares	1/26/2004
Market Price		34.66	5.28	4.52[1]
Net Asset Value		34.66	5.32	4.52[1]
1 Return since inception.

See Financial Highlights for dividend and capital gains information.

10

Growth Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2011

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (17.1%)
	McDonald’s Corp.	3,326,930	280,527
*	Amazon.com Inc.	1,150,575	235,281
	Comcast Corp. Class A	6,867,594	174,025
*	Ford Motor Co.	11,244,925	155,068
*	DIRECTV Class A	2,521,722	128,154
	NIKE Inc. Class B	1,176,871	105,895
	News Corp. Class A	5,824,372	103,091
	Lowe’s Cos. Inc.	4,317,761	100,647
	Target Corp.	2,132,733	100,046
	Starbucks Corp.	2,378,857	93,941
	Johnson Controls Inc.	2,159,934	89,983
	Viacom Inc. Class B	1,738,945	88,686
	Time Warner Cable Inc.	1,094,916	85,447
	Yum! Brands Inc.	1,490,603	82,341
*	priceline.com Inc.	156,734	80,237
	Walt Disney Co.	2,013,543	78,609
	TJX Cos. Inc.	1,262,144	66,300
	Home Depot Inc.	1,829,024	66,247
	Coach Inc.	943,120	60,294
	CBS Corp. Class B	2,005,045	57,124
*	Las Vegas Sands Corp.	1,158,269	48,891
*	Bed Bath & Beyond Inc.	812,213	47,409
	Kohl’s Corp.	885,705	44,294
*	Netflix Inc.	160,219	42,088
	McGraw-Hill Cos. Inc.	977,860	40,982
	Wynn Resorts Ltd.	258,252	37,069
	Staples Inc.	2,306,103	36,436
	Starwood Hotels &
	Resorts Worldwide Inc.	612,698	34,336
	Marriott International Inc.
	Class A	938,607	33,311
	Harley-Davidson Inc.	750,948	30,766
*	Chipotle Mexican Grill Inc.
	Class A	98,968	30,501
	Ross Stores Inc.	379,726	30,424
	Tiffany & Co.	382,852	30,062
	VF Corp.	276,685	30,037

			Market
			Value
		Shares	($000)
*	O’Reilly Automotive Inc.	449,995	29,479
	Virgin Media Inc.	975,403	29,194
*	BorgWarner Inc.	356,301	28,786
	Comcast Corp.
	Class A Special Shares	1,180,382	28,601
	Omnicom Group Inc.	588,708	28,352
	Polo Ralph Lauren Corp.
	Class A	208,513	27,651
*	Dollar Tree Inc.	399,252	26,598
*	General Motors Co.	870,904	26,441
*	Sirius XM Radio Inc.	11,917,077	26,098
	News Corp. Class B	1,400,384	25,319
	Gap Inc.	1,371,278	24,820
*	AutoZone Inc.	83,776	24,701
	Cablevision Systems Corp.
	Class A	678,825	24,580
*	CarMax Inc.	719,157	23,783
	Family Dollar Stores Inc.	402,979	21,181
*	Fossil Inc.	166,065	19,549
	Interpublic Group
	of Cos. Inc.	1,561,271	19,516
	Abercrombie & Fitch Co.	279,515	18,705
	Expedia Inc.	633,759	18,373
*	Liberty Media Corp. -
	Capital	212,988	18,264
*	Discovery
	Communications Inc.
	Class A	441,303	18,076
*	Apollo Group Inc. Class A	409,340	17,880
*	Lululemon Athletica Inc.	158,613	17,736
	PetSmart Inc.	374,962	17,012
	International Game
	Technology	953,559	16,764
*	Discovery
	Communications Inc.	448,417	16,390
	Tractor Supply Co.	231,591	15,489
	Advance Auto Parts Inc.	261,253	15,281
	Scripps Networks
	Interactive Inc. Class A	297,398	14,537

11

Growth Index Fund

			Market
			Value
		Shares	($000)
*	Liberty Global Inc.
	Class A	317,749	14,311
*	Goodyear Tire &
	Rubber Co.	774,616	12,990
*	TRW Automotive
	Holdings Corp.	216,162	12,760
	DeVry Inc.	209,951	12,414
*	Liberty Media Corp. -
	Starz	156,884	11,804
*	Urban Outfitters Inc.	419,036	11,796
	Best Buy Co. Inc.	374,414	11,760
*	LKQ Corp.	442,181	11,536
*	Dick’s Sporting Goods Inc.	292,689	11,254
*	Dollar General Corp.	326,704	11,072
*	DISH Network Corp.
	Class A	327,072	10,031
*	MGM Resorts International	709,699	9,375
	Tupperware Brands Corp.	130,297	8,789
	Phillips-Van Heusen Corp.	125,210	8,197
	Weight Watchers
	International Inc.	104,889	7,916
	Autoliv Inc.	99,447	7,802
*	NVR Inc.	8,934	6,481
*	ITT Educational
	Services Inc.	76,791	6,008
*	Liberty Global Inc.	139,740	5,967
*	Royal Caribbean
	Cruises Ltd.	157,128	5,914
	Guess? Inc.	133,405	5,611
*,^	AutoNation Inc.	143,016	5,236
	Harman International
	Industries Inc.	111,333	5,073
*	Pulte Group Inc.	549,686	4,211
	Williams-Sonoma Inc.	105,874	3,863
*	Lamar Advertising Co.
	Class A	129,037	3,532
*	Toll Brothers Inc.	168,196	3,488
*	Hyatt Hotels Corp.
	Class A	49,813	2,033
*	Clear Channel Outdoor
	Holdings Inc. Class A	80,383	1,021
*	Krispy Kreme
	Doughnuts Inc.
	Warrants Exp.
	03/02/2012	3,500	2
			3,619,952
Consumer Staples (12.3%)
	Coca-Cola Co.	6,584,736	443,087
	Philip Morris
	International Inc.	5,730,927	382,654
	PepsiCo Inc.	5,059,269	356,324
	Wal-Mart Stores Inc.	6,247,405	331,987
	Colgate-Palmolive Co.	1,574,858	137,658
	Walgreen Co.	2,941,496	124,896
	Costco Wholesale Corp.	1,392,004	113,086

			Market
			Value
		Shares	($000)
	Kimberly-Clark Corp.	1,289,447	85,826
	General Mills Inc.	2,027,507	75,464
	Sysco Corp.	1,858,108	57,936
	Kroger Co.	1,926,516	47,778
	Kellogg Co.	814,884	45,079
	Mead Johnson
	Nutrition Co.	652,295	44,063
	Estee Lauder Cos. Inc.
	Class A	386,407	40,646
	Avon Products Inc.	1,370,424	38,372
*	Green Mountain Coffee
	Roasters Inc.	407,162	36,343
	Hershey Co.	531,216	30,200
	Whole Foods Market Inc.	470,336	29,843
	Clorox Co.	438,781	29,591
	HJ Heinz Co.	511,350	27,245
	Sara Lee Corp.	1,225,506	23,272
	Campbell Soup Co.	638,104	22,047
	Herbalife Ltd.	376,893	21,724
	Brown-Forman Corp.
	Class B	268,258	20,036
*	Hansen Natural Corp.	241,342	19,537
*	Energizer Holdings Inc.	225,200	16,295
	Hormel Foods Corp.	163,837	4,884
			2,605,873
Energy (10.4%)
	Schlumberger Ltd.	4,340,051	374,980
	Occidental
	Petroleum Corp.	2,592,124	269,685
	Halliburton Co.	2,912,564	148,541
	Anadarko Petroleum Corp.	1,582,521	121,474
	National Oilwell Varco Inc.	1,342,662	105,010
	Baker Hughes Inc.	1,384,768	100,479
	EOG Resources Inc.	810,898	84,779
	Hess Corp.	969,055	72,447
	Williams Cos. Inc.	1,869,299	56,546
	Peabody Energy Corp.	862,684	50,821
*	Southwestern Energy Co.	1,108,850	47,548
	El Paso Corp.	2,247,284	45,395
*	Weatherford
	International Ltd.	2,366,467	44,371
*	Cameron
	International Corp.	780,464	39,250
	Murphy Oil Corp.	584,134	38,354
	Consol Energy Inc.	721,410	34,974
*	FMC Technologies Inc.	766,177	34,317
*	Alpha Natural
	Resources Inc.	722,312	32,822
	Pioneer Natural
	Resources Co.	334,112	29,926
*	Concho Resources Inc.	312,244	28,680
	Range Resources Corp.	511,731	28,401
*	Denbury Resources Inc.	1,274,453	25,489
	Noble Energy Inc.	280,361	25,129
*	Petrohawk Energy Corp.	964,390	23,792

12

Growth Index Fund

			Market
			Value
		Shares	($000)
	QEP Resources Inc.	562,105	23,513
	Helmerich & Payne Inc.	339,064	22,419
*	Ultra Petroleum Corp.	486,447	22,279
	Cabot Oil & Gas Corp.	332,500	22,048
*	Whiting Petroleum Corp.	376,567	21,430
	Arch Coal Inc.	672,227	17,922
	Sunoco Inc.	384,545	16,039
	Core Laboratories NV	143,630	16,021
	Noble Corp.	402,545	15,864
	Diamond Offshore
	Drilling Inc.	221,604	15,603
	SM Energy Co.	202,247	14,861
*	McDermott
	International Inc.	744,279	14,744
*	Newfield Exploration Co.	214,388	14,583
	Oceaneering
	International Inc.	345,086	13,976
*	Dresser-Rand Group Inc.	256,506	13,787
	Holly Corp.	190,857	13,245
*	SandRidge Energy Inc.	1,178,580	12,564
	Kinder Morgan Inc.	350,556	10,071
*	Continental
	Resources Inc.	143,303	9,302
	EXCO Resources Inc.	409,173	7,222
*	Tesoro Corp.	296,560	6,794
*	Kinder Morgan
	Management LLC	93,794	6,152
*	Forest Oil Corp.	224,200	5,988
*	Cobalt International
	Energy Inc.	371,310	5,061
*	Quicksilver
	Resources Inc.	299,617	4,422
			2,209,120
Financials (4.9%)
	American Express Co.	3,450,854	178,409
	Simon Property Group Inc.	934,205	108,583
*	Berkshire Hathaway Inc.
	Class B	1,003,571	77,666
	Franklin Resources Inc.	497,898	65,369
	Charles Schwab Corp.	3,261,516	53,652
	Public Storage	458,710	52,297
	T Rowe Price Group Inc.	825,823	49,830
	Discover Financial
	Services	1,738,636	46,508
	Weyerhaeuser Co.	1,709,891	37,378
	Invesco Ltd.	1,467,973	34,351
	Northern Trust Corp.	694,713	31,929
	Boston Properties Inc.	295,514	31,372
*	Intercontinental-
	Exchange Inc.	233,974	29,179
*	CB Richard Ellis
	Group Inc. Class A	928,586	23,317
	Equity Residential	328,044	19,683
	Host Hotels &
	Resorts Inc.	1,085,761	18,404

			Market
			Value
		Shares	($000)
	AON Corp.	334,847	17,178
*	Affiliated Managers
	Group Inc.	164,381	16,676
	Ameriprise Financial Inc.	275,016	15,863
*	MSCI Inc. Class A	381,573	14,378
	TD Ameritrade
	Holding Corp.	731,697	14,275
	Moody’s Corp.	329,600	12,640
	General Growth
	Properties Inc.	691,351	11,539
	Eaton Vance Corp.	376,415	11,379
	Leucadia National Corp.	331,546	11,306
	SEI Investments Co.	475,370	10,701
	Brown & Brown Inc.	387,538	9,944
	Jones Lang LaSalle Inc.	88,733	8,367
	Digital Realty Trust Inc.	102,210	6,314
	Federal Realty
	Investment Trust	68,572	5,841
	Janus Capital Group Inc.	564,916	5,333
	CBOE Holdings Inc.	165,658	4,075
*	TFS Financial Corp.	295,586	2,861
*,^	St. Joe Co.	111,258	2,319
			1,038,916
Health Care (10.5%)
	UnitedHealth Group Inc.	3,487,642	179,893
	Medtronic Inc.	3,423,220	131,897
*	Amgen Inc.	1,932,691	112,772
	Baxter International Inc.	1,847,655	110,286
*	Gilead Sciences Inc.	2,536,004	105,016
*	Celgene Corp.	1,499,978	90,479
*	Express Scripts Inc.	1,599,696	86,352
	Allergan Inc.	974,696	81,143
*	Thermo Fisher
	Scientific Inc.	1,245,573	80,202
*	Biogen Idec Inc.	729,777	78,028
*	Medco Health
	Solutions Inc.	1,289,762	72,897
	McKesson Corp.	810,782	67,822
	Becton Dickinson and Co.	705,072	60,756
*	Agilent Technologies Inc.	1,110,785	56,772
	Stryker Corp.	935,636	54,912
	St. Jude Medical Inc.	1,092,212	52,077
*	Intuitive Surgical Inc.	123,934	46,117
*	Zimmer Holdings Inc.	612,622	38,718
	AmerisourceBergen Corp.
	Class A	873,979	36,183
*	Mylan Inc.	1,393,643	34,381
*	Vertex
	Pharmaceuticals Inc.	651,816	33,888
	Quest Diagnostics Inc.	545,796	32,257
*	Edwards
	Lifesciences Corp.	366,162	31,922
*	Laboratory Corp. of
	America Holdings	324,472	31,406
*	Illumina Inc.	406,947	30,582

13

Growth Index Fund

			Market
			Value
		Shares	($000)
*	Hospira Inc.	531,384	30,108
*	Life Technologies Corp.	573,923	29,884
	CR Bard Inc.	271,159	29,789
*	Waters Corp.	291,208	27,880
*	Cerner Corp.	451,919	27,617
*	Alexion
	Pharmaceuticals Inc.	582,690	27,404
*	Varian Medical
	Systems Inc.	382,784	26,803
*	DaVita Inc.	306,319	26,530
	Perrigo Co.	264,894	23,276
*	Henry Schein Inc.	292,927	20,971
*	Dendreon Corp.	470,044	18,538
*	Mettler-Toledo
	International Inc.	103,097	17,389
	DENTSPLY
	International Inc.	453,619	17,274
*	HCA Holdings Inc.	511,407	16,876
*	ResMed Inc.	488,760	15,127
*	Human Genome
	Sciences Inc.	602,558	14,787
*	IDEXX Laboratories Inc.	182,785	14,177
*	Regeneron
	Pharmaceuticals Inc.	223,842	12,694
*	Allscripts Healthcare
	Solutions Inc.	607,187	11,792
*	Covance Inc.	192,876	11,451
*	Gen-Probe Inc.	154,088	10,655
	Patterson Cos. Inc.	313,533	10,312
*	CareFusion Corp.	356,082	9,675
*	Endo Pharmaceuticals
	Holdings Inc.	187,198	7,520
*	Bio-Rad Laboratories Inc.
	Class A	61,505	7,341
	Warner Chilcott plc
	Class A	289,671	6,990
	Lincare Holdings Inc.	107,587	3,149
*	Charles River Laboratories
	International Inc.	76,748	3,120
*	Community Health
	Systems Inc.	103,811	2,666
			2,218,553
Industrials (11.5%)
	Caterpillar Inc.	2,037,068	216,866
	United Parcel Service Inc.
	Class B	2,343,231	170,892
	Boeing Co.	2,230,576	164,906
	Union Pacific Corp.	1,565,687	163,458
	Emerson Electric Co.	2,404,786	135,269
	Deere & Co.	1,342,577	110,695
	Danaher Corp.	1,786,652	94,675
	CSX Corp.	3,543,220	92,903
	FedEx Corp.	954,288	90,514
	Norfolk Southern Corp.	1,135,568	85,088
	Precision Castparts Corp.	457,370	75,306

			Market
			Value
		Shares	($000)
	Tyco International Ltd.	1,510,640	74,671
	Cummins Inc.	599,299	62,021
	PACCAR Inc.	1,048,353	53,560
	Honeywell
	International Inc.	831,324	49,539
	CH Robinson
	Worldwide Inc.	529,517	41,747
	Rockwell Automation Inc.	453,840	39,375
	Fluor Corp.	562,907	36,398
	Expeditors International of
	Washington Inc.	676,556	34,633
	ITT Corp.	556,457	32,792
	Fastenal Co.	893,193	32,146
	Joy Global Inc.	333,704	31,782
	Rockwell Collins Inc.	494,499	30,506
	Republic Services Inc.
	Class A	979,706	30,224
	WW Grainger Inc.	188,311	28,934
	Roper Industries Inc.	303,922	25,317
	Ingersoll-Rand plc	525,447	23,860
	Parker Hannifin Corp.	258,008	23,154
*	Stericycle Inc.	258,592	23,046
	AMETEK Inc.	512,645	23,018
	Bucyrus International Inc.
	Class A	245,561	22,508
	Textron Inc.	880,126	20,780
	Iron Mountain Inc.	575,025	19,603
	Flowserve Corp.	177,606	19,517
*	Kansas City Southern	327,631	19,438
*	Jacobs Engineering
	Group Inc.	403,301	17,443
*	AGCO Corp.	301,001	14,857
	JB Hunt Transport
	Services Inc.	309,443	14,572
	Donaldson Co. Inc.	232,588	14,113
*	Verisk Analytics Inc.
	Class A	387,829	13,427
*	Navistar
	International Corp.	218,575	12,341
*	Foster Wheeler AG	398,750	12,114
	Dun & Bradstreet Corp.	158,614	11,982
	Robert Half
	International Inc.	443,083	11,976
*	IHS Inc. Class A	133,479	11,135
*	Sensata Technologies
	Holding NV	278,413	10,482
	Pall Corp.	184,304	10,363
*	Babcock & Wilcox Co.	354,048	9,811
	MSC Industrial Direct Co.
	Class A	146,871	9,739
*	Nielsen Holdings NV	285,966	8,911
*	Copart Inc.	190,014	8,855
*	Delta Air Lines Inc.	931,485	8,542
*	Shaw Group Inc.	271,617	8,205

14

Growth Index Fund

			Market
			Value
		Shares	($000)
*	Spirit Aerosystems
	Holdings Inc. Class A	342,260	7,530
	Covanta Holding Corp.	428,935	7,073
	Manpower Inc.	130,837	7,019
	SPX Corp.	80,821	6,681
*	Owens Corning	132,609	4,953
	Masco Corp.	402,797	4,846
*	Hertz Global Holdings Inc.	301,638	4,790
			2,450,901
Information Technology (28.5%)
*	Apple Inc.	2,937,910	986,168
	International Business
	Machines Corp.	3,889,007	667,159
	Oracle Corp.	12,889,520	424,194
	Microsoft Corp.	15,674,833	407,546
*	Google Inc. Class A	800,004	405,106
	Qualcomm Inc.	5,241,759	297,679
	Cisco Systems Inc.	17,628,396	275,179
*	EMC Corp.	6,596,532	181,734
	Visa Inc. Class A	1,577,376	132,910
	Accenture plc Class A	2,042,897	123,432
	Texas Instruments Inc.	3,737,538	122,703
*	eBay Inc.	3,726,282	120,247
	Mastercard Inc. Class A	354,888	106,942
	Hewlett-Packard Co.	2,426,941	88,341
	Automatic Data
	Processing Inc.	1,582,945	83,390
*	Cognizant Technology
	Solutions Corp. Class A	970,030	71,142
*	NetApp Inc.	1,152,494	60,829
*	Salesforce.com Inc.	398,031	59,299
*	Juniper Networks Inc.	1,705,691	53,729
	Broadcom Corp. Class A	1,545,613	51,994
*	Adobe Systems Inc.	1,613,879	50,756
*	Intuit Inc.	940,901	48,795
*	Symantec Corp.	2,433,850	47,995
*	Citrix Systems Inc.	598,275	47,862
	Altera Corp.	1,020,283	47,290
*	Dell Inc.	2,769,838	46,173
	Western Union Co.	2,062,361	41,309
	Analog Devices Inc.	955,296	37,390
*	Teradata Corp.	534,101	32,153
*	BMC Software Inc.	569,522	31,153
	Amphenol Corp. Class A	560,913	30,284
*	Yahoo! Inc.	1,983,222	29,828
	CA Inc.	1,301,116	29,717
*	NVIDIA Corp.	1,852,567	29,521
*	Fiserv Inc.	465,757	29,170
*	F5 Networks Inc.	257,459	28,385
*	Red Hat Inc.	615,228	28,239
*	Autodesk Inc.	729,866	28,173
*	VMware Inc. Class A	263,982	26,459
*	Marvell Technology
	Group Ltd.	1,763,013	26,031
	Avago Technologies Ltd.	668,073	25,387

			Market
			Value
		Shares	($000)
*	Electronic Arts Inc.	1,066,013	25,158
	Linear Technology Corp.	723,330	23,884
*,^	First Solar Inc.	177,932	23,535
	Paychex Inc.	674,654	20,725
*	Atmel Corp.	1,461,248	20,560
*	Rovi Corp.	356,082	20,425
	Activision Blizzard Inc.	1,697,893	19,831
*	Informatica Corp.	336,877	19,684
*	Motorola Mobility
	Holdings Inc.	892,966	19,681
*	Akamai Technologies Inc.	597,233	18,795
*	Riverbed Technology Inc.	457,087	18,096
	VeriSign Inc.	520,882	17,429
	FLIR Systems Inc.	505,687	17,047
*	Nuance
	Communications Inc.	766,655	16,460
*	ANSYS Inc.	292,941	16,015
*	SanDisk Corp.	377,313	15,658
*	Motorola Solutions Inc.	338,167	15,569
*	Trimble Navigation Ltd.	389,531	15,441
*	TIBCO Software Inc.	529,002	15,352
*	Alliance Data
	Systems Corp.	162,960	15,330
	Xilinx Inc.	416,142	15,177
*	Equinix Inc.	147,238	14,874
*	ON Semiconductor Corp.	1,408,942	14,752
	Factset Research
	Systems Inc.	140,316	14,357
*	Rackspace Hosting Inc.	329,578	14,086
*	Skyworks Solutions Inc.	591,157	13,585
*	Western Digital Corp.	369,234	13,433
	Global Payments Inc.	254,664	12,988
*	Advanced Micro
	Devices Inc.	1,857,065	12,981
*	Acme Packet Inc.	178,499	12,518
*	VeriFone Systems Inc.	281,482	12,484
	National
	Semiconductor Corp.	499,712	12,298
*	Cree Inc.	349,225	11,730
*	Avnet Inc.	243,653	7,768
*	Dolby Laboratories Inc.
	Class A	169,277	7,187
*	Lam Research Corp.	138,202	6,120
*	AOL Inc.	222,175	4,412
	Lender Processing
	Services Inc.	138,010	2,886
*	Freescale Semiconductor
	Holdings I Ltd.	153,565	2,824
			6,042,928
Materials (3.9%)
	Monsanto Co.	1,710,619	124,088
	Praxair Inc.	967,166	104,831
	Newmont Mining Corp.	1,551,530	83,736
	Mosaic Co.	879,479	59,567

15

Growth Index Fund

			Market
			Value
		Shares	($000)
	EI du Pont de
	Nemours & Co.	1,028,578	55,595
	Ecolab Inc.	741,888	41,828
	Air Products &
	Chemicals Inc.	342,596	32,745
	CF Industries
	Holdings Inc.	227,462	32,224
	Sigma-Aldrich Corp.	389,059	28,549
	Lubrizol Corp.	204,245	27,424
	Celanese Corp. Class A	497,351	26,514
	Sherwin-Williams Co.	290,841	24,393
	PPG Industries Inc.	255,960	23,239
	Walter Energy Inc.	197,295	22,847
	LyondellBasell Industries
	NV Class A	588,631	22,674
	Cliffs Natural
	Resources Inc.	230,611	21,320
	Ball Corp.	535,540	20,597
*	Crown Holdings Inc.	496,782	19,285
	Allegheny
	Technologies Inc.	209,209	13,278
	Nalco Holding Co.	420,451	11,693
*	Molycorp Inc.	187,455	11,446
	Rock-Tenn Co. Class A	110,673	7,342
	FMC Corp.	79,814	6,866
	Steel Dynamics Inc.	331,014	5,379
	Titanium Metals Corp.	187,120	3,428
			830,888
Telecommunication Services (0.7%)
*	American Tower Corp.
	Class A	1,267,859	66,347
*	Crown Castle
	International Corp.	927,567	37,835
*	NII Holdings Inc.	541,119	22,933
*	SBA
	Communications Corp.
	Class A	366,396	13,993
*	MetroPCS
	Communications Inc.	795,958	13,698
*,^	Clearwire Corp. Class A	429,301	1,623
			156,429
Utilities (0.2%)
*	AES Corp.	2,136,428	27,218
*	Calpine Corp.	347,554	5,606
			32,824
Total Common Stocks
(Cost $16,459,406)			21,206,384

		Market
		Value
	Shares	($000)
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
[1,2] Vanguard Market
Liquidity Fund, 0.140%
(Cost $29,554)	29,553,512	29,554
Total Investments (100.1%)
(Cost $16,488,960)		21,235,938
Other Assets and Liabilities (-0.1%)
Other Assets		75,843
Liabilities[2]		(98,348)
		(22,505)
Net Assets (100%)		21,213,433

At June 30, 2011, net assets consisted of:
		Amount
		($000)
Paid-in Capital		17,760,175
Overdistributed Net Investment Income		(29,894)
Accumulated Net Realized Losses		(1,263,826)
Unrealized Appreciation (Depreciation)		4,746,978
Net Assets		21,213,433

Investor Shares—Net Assets
Applicable to 105,470,906 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)		3,511,789
Net Asset Value Per Share—
Investor Shares		$33.30

Admiral Shares—Net Assets
Applicable to 149,080,332 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)		4,963,492
Net Asset Value Per Share—
Admiral Shares		$33.29

Signal Shares—Net Assets
Applicable to 69,903,298 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)		2,155,182
Net Asset Value Per Share—
Signal Shares		$30.83

16

Growth Index Fund

Amount
($000)
Institutional Shares—Net Assets
Applicable to 139,760,610 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	4,653,104
Net Asset Value Per Share—
Institutional Shares	$33.29

ETF Shares—Net Assets
Applicable to 91,680,301 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	5,929,866
Net Asset Value Per Share—
ETF Shares	$64.68

See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $22,219,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $22,513,000 of collateral received for securities on loan.
See accompanying Notes, which are an integral part of the Financial Statements.

17

Growth Index Fund

Statement of Operations

Six Months Ended
June 30, 2011
($000)
Investment Income
Income
Dividends	127,484
Interest[1]	27
Security Lending	876
Total Income	128,387
Expenses
The Vanguard Group—Note B
Investment Advisory Services	798
Management and Administrative—Investor Shares	3,726
Management and Administrative—Admiral Shares	1,902
Management and Administrative—Signal Shares	648
Management and Administrative—Institutional Shares	854
Management and Administrative—ETF Shares	1,844
Marketing and Distribution—Investor Shares	606
Marketing and Distribution—Admiral Shares	365
Marketing and Distribution—Signal Shares	273
Marketing and Distribution—Institutional Shares	625
Marketing and Distribution—ETF Shares	676
Custodian Fees	265
Shareholders’ Reports—Investor Shares	52
Shareholders’ Reports—Admiral Shares	24
Shareholders’ Reports—Signal Shares	2
Shareholders’ Reports—Institutional Shares	1
Shareholders’ Reports—ETF Shares	70
Trustees’ Fees and Expenses	11
Total Expenses	12,742
Net Investment Income	115,645
Realized Net Gain (Loss) on Investment Securities Sold	495,848
Change in Unrealized Appreciation (Depreciation) of Investment Securities	550,855
Net Increase (Decrease) in Net Assets Resulting from Operations	1,162,348
1 Interest income from an affiliated company of the fund was $27,000.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Growth Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	115,645	204,403
Realized Net Gain (Loss)	495,848	533,992
Change in Unrealized Appreciation (Depreciation)	550,855	2,021,272
Net Increase (Decrease) in Net Assets Resulting from Operations	1,162,348	2,759,667
Distributions
Net Investment Income
Investor Shares	(17,773)	(58,021)
Admiral Shares	(28,052)	(30,848)
Signal Shares	(11,754)	(19,042)
Institutional Shares	(25,913)	(44,551)
ETF Shares	(32,461)	(55,120)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(115,953)	(207,582)
Capital Share Transactions
Investor Shares	(532,591)	(2,707,567)
Admiral Shares	(1,841)	2,706,044
Signal Shares	405,632	8,481
Institutional Shares	498,591	495,374
ETF Shares	550,982	522,195
Net Increase (Decrease) from Capital Share Transactions	920,773	1,024,527
Total Increase (Decrease)	1,967,168	3,576,612
Net Assets
Beginning of Period	19,246,265	15,669,653
End of Period[1]	21,213,433	19,246,265
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($29,894,000) and ($29,586,000).

See accompanying Notes, which are an integral part of the Financial Statements.

19

Growth Index Fund

Financial Highlights

Investor Shares

Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$31.60	$27.32	$20.29	$33.23	$29.77	$27.54
Investment Operations
Net Investment Income	.164	.315	.276	.261	.270	.241
Net Realized and Unrealized Gain (Loss)
on Investments	1.697	4.284	7.035	(12.939)	3.460	2.228
Total from Investment Operations	1.861	4.599	7.311	(12.678)	3.730	2.469
Distributions
Dividends from Net Investment Income	(.161)	(.319)	(.281)	(.262)	(.270)	(.239)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.161)	(.319)	(.281)	(.262)	(.270)	(.239)
Net Asset Value, End of Period	$33.30	$31.60	$27.32	$20.29	$33.23	$29.77

Total Return[1]	5.90%	16.96%	36.29%	-38.32%	12.56%	9.01%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,512	$3,843	$5,770	$4,279	$6,992	$6,707
Ratio of Total Expenses to
Average Net Assets	0.25%	0.26%	0.28%	0.23%	0.22%	0.22%
Ratio of Net Investment Income to
Average Net Assets	1.01%	1.13%	1.20%	0.93%	0.83%	0.86%
Portfolio Turnover Rate[2]	26%	26%	29%	27%	23%	28%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Growth Index Fund

Financial Highlights

Admiral Shares

Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$31.60	$27.32	$20.30	$33.23	$29.77	$27.54
Investment Operations
Net Investment Income	.189	.357	.308	.294	.308	.272
Net Realized and Unrealized Gain (Loss)
on Investments	1.689	4.282	7.027	(12.929)	3.460	2.228
Total from Investment Operations	1.878	4.639	7.335	(12.635)	3.768	2.500
Distributions
Dividends from Net Investment Income	(.188)	(.359)	(.315)	(.295)	(.308)	(.270)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.188)	(.359)	(.315)	(.295)	(.308)	(.270)
Net Asset Value, End of Period	$33.29	$31.60	$27.32	$20.30	$33.23	$29.77

Total Return	5.96%	17.12%	36.42%	-38.22%	12.70%	9.13%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,963	$4,712	$1,641	$1,296	$2,203	$2,505
Ratio of Total Expenses to
Average Net Assets	0.10%	0.12%	0.14%	0.11%	0.10%	0.11%
Ratio of Net Investment Income to
Average Net Assets	1.16%	1.27%	1.34%	1.05%	0.95%	0.97%
Portfolio Turnover Rate[1]	26%	26%	29%	27%	23%	28%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Growth Index Fund

Financial Highlights

Signal Shares

	Six Months				June 4,
	Ended				2007[1] to
For a Share Outstanding	June 30,		Year Ended December 31,		Dec. 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$29.26	$25.30	$18.80	$30.77	$30.26
Investment Operations
Net Investment Income	.175	.331	.286	.273	.168
Net Realized and Unrealized Gain (Loss)
on Investments	1.568	3.963	6.507	(11.970)	.563
Total from Investment Operations	1.743	4.294	6.793	(11.697)	.731
Distributions
Dividends from Net Investment Income	(.173)	(.334)	(.293)	(.273)	(.221)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.173)	(.334)	(.293)	(.273)	(.221)
Net Asset Value, End of Period	$30.83	$29.26	$25.30	$18.80	$30.77

Total Return	5.97%	17.11%	36.42%	-38.21%	2.43%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,155	$1,658	$1,428	$941	$1,425
Ratio of Total Expenses to
Average Net Assets	0.10%	0.12%	0.14%	0.11%	0.10%[2]
Ratio of Net Investment Income to
Average Net Assets	1.16%	1.27%	1.34%	1.05%	0.95%[2]
Portfolio Turnover Rate[3]	26%	26%	29%	27%	23%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Growth Index Fund

Financial Highlights

Institutional Shares

Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$31.60	$27.32	$20.30	$33.23	$29.77	$27.54
Investment Operations
Net Investment Income	.193	.369	.322	.305	.318	.280
Net Realized and Unrealized Gain (Loss)
on Investments	1.689	4.283	7.027	(12.930)	3.460	2.228
Total from Investment Operations	1.882	4.652	7.349	(12.625)	3.778	2.508
Distributions
Dividends from Net Investment Income	(.192)	(.372)	(.329)	(.305)	(.318)	(.278)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.192)	(.372)	(.329)	(.305)	(.318)	(.278)
Net Asset Value, End of Period	$33.29	$31.60	$27.32	$20.30	$33.23	$29.77

Total Return	5.97%	17.17%	36.50%	-38.19%	12.73%	9.16%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,653	$3,934	$2,913	$2,016	$3,210	$2,132
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.08%	0.07%	0.07%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.18%	1.31%	1.40%	1.09%	0.98%	1.00%
Portfolio Turnover Rate[1]	26%	26%	29%	27%	23%	28%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

23

Growth Index Fund

Financial Highlights

ETF Shares

Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$61.39	$53.08	$39.43	$64.56	$57.85	$53.52
Investment Operations
Net Investment Income	.367	.695	.598	.579	.600	.535
Net Realized and Unrealized Gain (Loss)
on Investments	3.288	8.315	13.666	(25.132)	6.710	4.323
Total from Investment Operation s	3.655	9.010	14.264	(24.553)	7.310	4.858
Distributions
Dividends from Net Investment Income	(.365)	(.700)	(.614)	(.577)	(.600)	(.528)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.365)	(.700)	(.614)	(.577)	(.600)	(.528)
Net Asset Value, End of Period	$64.68	$61.39	$53.08	$39.43	$64.56	$57.85

Total Return	5.97%	17.11%	36.46%	-38.22%	12.68%	9.13%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,930	$5,099	$3,917	$2,736	$3,232	$1,336
Ratio of Total Expenses to
Average Net Assets	0.10%	0.12%	0.14%	0.10%	0.10%	0.11%
Ratio of Net Investment Income to
Average Net Assets	1.16%	1.27%	1.34%	1.06%	0.95%	0.97%
Portfolio Turnover Rate[1]	26%	26%	29%	27%	23%	28%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

24

Growth Index Fund

Notes to Financial Statements

Vanguard Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Signal Shares, and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2007–2010), and for the period ended June 30, 2011, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

5. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

25

Growth Index Fund

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2011, the fund had contributed capital of $3,375,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 1.35% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At June 30, 2011, 100% of the fund’s investments were valued based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2011, the fund realized $18,010,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2010, the fund had available capital loss carryforwards totaling $1,739,149,000 to offset future net capital gains of $742,396,000 through December 31, 2011, and $996,753,000 through December 31, 2017. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2011; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2011, the cost of investment securities for tax purposes was $16,488,960,000. Net unrealized appreciation of investment securities for tax purposes was $4,746,978,000, consisting of unrealized gains of $5,261,320,000 on securities that had risen in value since their purchase and $514,342,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended June 30, 2011, the fund purchased $3,607,242,000 of investment securities and sold $2,695,614,000 of investment securities, other than temporary cash investments.

26

Growth Index Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		June 30, 2011	December 31, 2010
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	382,251	11,629	919,480	32,600
Issued in Lieu of Cash Distributions	17,159	529	55,692	1,966
Redeemed	(932,001)	(28,296)	(3,682,739)	(124,166)
Net Increase (Decrease)—Investor Shares	(532,591)	(16,138)	(2,707,567)	(89,600)
Admiral Shares
Issued	259,620	7,929	2,949,046	97,612
Issued in Lieu of Cash Distributions	25,907	799	27,724	939
Redeemed	(287,368)	(8,767)	(270,726)	(9,503)
Net Increase (Decrease)—Admiral Shares	(1,841)	(39)	2,706,044	89,048
Signal Shares
Issued	748,004	24,533	488,616	18,792
Issued in Lieu of Cash Distributions	9,734	324	15,924	599
Redeemed	(352,106)	(11,616)	(496,059)	(19,178)
Net Increase (Decrease)—Signal Shares	405,632	13,241	8,481	213
Institutional Shares
Issued	870,197	26,620	1,066,000	38,097
Issued in Lieu of Cash Distributions	22,958	708	39,276	1,367
Redeemed	(394,564)	(12,042)	(609,902)	(21,604)
Net Increase (Decrease)—Institutional Shares	498,591	15,286	495,374	17,860
ETF Shares
Issued	589,255	9,219	613,418	10,977
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(38,273)	(600)	(91,223)	(1,700)
Net Increase (Decrease)—ETF Shares	550,982	8,619	522,195	9,277

G. In preparing the financial statements as of June 30, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

27

Value Index Fund

Fund Profile
As of June 30, 2011

Share-Class Characteristics
	Investor	Admiral	Signal	Institutional	ETF
	Shares	Shares	Shares	Shares	Shares
Ticker Symbol	VIVAX	VVIAX	VVISX	VIVIX	VTV
Expense Ratio[1]	0.26%	0.12%	0.12%	0.08%	0.12%
30-Day SEC Yield	2.44%	2.58%	2.58%	2.60%	2.58%

Portfolio Characteristics
		MSCI US	DJ
		Prime	U.S. Total
		Market	Market
	Fund	Value Index	Index
Number of Stocks	415	413	3,745
Median Market Cap	$50.2B	$50.2B	$30.8B
Price/Earnings Ratio	14.3x	14.3x	17.1x
Price/Book Ratio	1.6x	1.6x	2.2x
Return on Equity	16.0%	16.0%	19.1%
Earnings Growth Rate	-0.9%	-0.9%	5.8%
Dividend Yield	2.6%	2.6%	1.8%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	26%	—	—
Short-Term Reserves	0.1%	—	—

Volatility Measures
			DJ
	MSCI US		U.S. Total
	Prime Market		Market
	Value Index		Index
R-Squared		1.00	0.96
Beta		1.00	0.99
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Exxon Mobil Corp.	Integrated Oil &
	Gas	6.2%
Chevron Corp.	Integrated Oil &
	Gas	3.2
General Electric Co.	Industrial
	Conglomerates	3.1
AT&T Inc.	Integrated
	Telecommunication
	Services	2.9
Johnson & Johnson	Pharmaceuticals	2.8
Procter & Gamble Co.	Household
	Products	2.7
Pfizer Inc.	Pharmaceuticals	2.5
JPMorgan Chase & Co.	Diversified Financial
	Services	2.5
Wells Fargo & Co.	Diversified Banks	2.2
Intel Corp.	Semiconductors	1.9
Top Ten		30.0%
The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 29, 2011, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2011, the annualized expense ratios were 0.25% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.08% for Institutional Shares, and 0.10% for ETF Shares.

28

Value Index Fund

Sector Diversification (% of equity exposure)
		MSCI US
		Prime	DJ
		Market	U.S. Total
		Value	Market
	Fund	Index	Index
Consumer
Discretionary	5.4%	5.4%	12.2%
Consumer Staples	7.7	7.7	9.7
Energy	14.6	14.6	11.2
Financials	25.0	25.0	15.4
Health Care	12.9	12.9	11.3
Industrials	10.5	10.5	11.6
Information
Technology	7.4	7.4	18.4
Materials	4.4	4.4	4.4
Telecommunication
Services	5.3	5.3	2.6
Utilities	6.8	6.8	3.2

Investment Focus

29

Value Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2000, Through June 30, 2011

Note: For 2011, performance data reflect the six months ended June 30, 2011.

Average Annual Total Returns: Periods Ended June 30, 2011

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	11/2/1992	28.51%	1.37%	2.87%
Admiral Shares	11/13/2000	28.69	1.49	2.97
Signal Shares	6/4/2007	28.70	—	-3.80[1]
Institutional Shares	7/2/1998	28.67	1.53	3.02
ETF Shares	1/26/2004
Market Price		28.66	1.46	4.30[1]
Net Asset Value		28.68	1.49	4.30[1]
1 Return since inception.

See Financial Highlights for dividend and capital gains information.

30

Value Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2011

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (5.4%)
	Walt Disney Co.	2,825,891	110,323
	Time Warner Inc.	2,633,503	95,780
	Home Depot Inc.	2,567,012	92,977
	Carnival Corp.	1,099,135	41,360
*	General Motors Co.	1,222,203	37,106
	Macy’s Inc.	1,019,966	29,824
	Limited Brands Inc.	665,994	25,607
	Mattel Inc.	840,162	23,096
*	Liberty Media Corp. -
	Interactive	1,375,250	23,063
	Fortune Brands Inc.	332,706	21,217
	Genuine Parts Co.	379,839	20,663
	Nordstrom Inc.	420,256	19,727
	Darden Restaurants Inc.	332,696	16,555
	Best Buy Co. Inc.	524,751	16,482
	Whirlpool Corp.	183,210	14,899
	JC Penney Co. Inc.	427,910	14,780
	Comcast Corp.
	Class A Special Shares	586,244	14,205
	Wyndham
	Worldwide Corp.	417,432	14,047
	Lear Corp.	253,475	13,556
	Hasbro Inc.	297,156	13,054
	H&R Block Inc.	735,159	11,792
	Omnicom Group Inc.	239,564	11,537
	Newell Rubbermaid Inc.	699,420	11,037
	Autoliv Inc.	139,345	10,932
*	GameStop Corp. Class A	364,689	9,726
^	Garmin Ltd.	280,880	9,277
	Leggett & Platt Inc.	352,581	8,596
*	Mohawk Industries Inc.	140,873	8,451
*	Royal Caribbean
	Cruises Ltd.	219,783	8,273
	Gannett Co. Inc.	577,028	8,263
	DR Horton Inc.	692,064	7,973
*	DISH Network Corp.
	Class A	246,683	7,566

			Market
			Value
		Shares	($000)
*,^	Sears Holdings Corp.	104,929	7,496
	Lennar Corp. Class A	375,473	6,815
	American Eagle
	Outfitters Inc.	425,241	5,422
	Williams-Sonoma Inc.	148,406	5,415
	Washington Post Co.
	Class B	12,495	5,235
*	TRW Automotive
	Holdings Corp.	87,699	5,177
*	NVR Inc.	6,736	4,887
*	Toll Brothers Inc.	235,482	4,884
*	Liberty Global Inc.
	Class A	95,567	4,304
*	Liberty Global Inc.	90,300	3,856
	Harman International
	Industries Inc.	84,207	3,837
*	MGM Resorts
	International	288,139	3,806
	Tupperware Brands Corp.	52,909	3,569
	Phillips-Van Heusen Corp.	50,783	3,325
*	Pulte Group Inc.	413,788	3,170
*	Hyatt Hotels Corp.
	Class A	69,513	2,837
	Guess? Inc.	54,661	2,299
*	Lamar Advertising Co.
	Class A	52,844	1,446
*	Clear Channel Outdoor
	Holdings Inc. Class A	32,180	409
			849,933
Consumer Staples (7.7%)
	Procter & Gamble Co.	6,749,397	429,059
	Kraft Foods Inc.	4,003,837	141,055
	Altria Group Inc.	5,041,267	133,140
	CVS Caremark Corp.	3,297,072	123,904
	Archer-Daniels-
	Midland Co.	1,535,703	46,301
	Lorillard Inc.	350,663	38,177
	Reynolds American Inc.	842,950	31,231
	ConAgra Foods Inc.	1,050,843	27,122
	Bunge Ltd.	349,474	24,096

31

Value Index Fund

			Market
			Value
		Shares	($000)
	Coca-Cola Enterprises Inc.	795,567	23,215
	Dr Pepper Snapple
	Group Inc.	539,643	22,627
	JM Smucker Co.	286,873	21,929
	Safeway Inc.	887,172	20,733
	HJ Heinz Co.	386,409	20,588
	Molson Coors
	Brewing Co. Class B	393,220	17,593
	Tyson Foods Inc. Class A	740,840	14,387
	McCormick & Co. Inc.	290,064	14,378
	Church & Dwight Co. Inc.	343,556	13,928
*	Ralcorp Holdings Inc.	132,708	11,490
	Sara Lee Corp.	498,561	9,468
*	Constellation Brands Inc.
	Class A	447,718	9,322
*	Smithfield Foods Inc.	360,889	7,893
	Hormel Foods Corp.	229,886	6,853
*	Dean Foods Co.	441,025	5,411
			1,213,900
Energy (14.6%)
	Exxon Mobil Corp.	11,949,452	972,447
	Chevron Corp.	4,837,595	497,498
	ConocoPhillips	3,272,951	246,093
	Apache Corp.	922,321	113,805
	Marathon Oil Corp.	1,711,647	90,170
	Devon Energy Corp.	977,488	77,036
	Chesapeake Energy Corp.	1,575,708	46,783
	Spectra Energy Corp.	1,562,882	42,839
	Valero Energy Corp.	1,370,956	35,055
	Noble Energy Inc.	211,724	18,977
	Cimarex Energy Co.	206,327	18,553
	EQT Corp.	341,469	17,934
*	Nabors Industries Ltd.	687,589	16,942
*	Plains Exploration &
	Production Co.	337,522	12,866
	Noble Corp.	303,863	11,975
*	Rowan Cos. Inc.	304,285	11,809
	Patterson-UTI Energy Inc.	371,521	11,744
	Southern Union Co.	285,235	11,452
*	Newfield Exploration Co.	161,821	11,007
	Energen Corp.	173,608	9,809
*	Kinder Morgan
	Management LLC	131,759	8,642
*	Tesoro Corp.	121,550	2,785
*	Forest Oil Corp.	90,916	2,428
*	Alpha Natural
	Resources Inc.	2	—
			2,288,649
Financials (25.0%)
	JPMorgan Chase & Co.	9,599,633	393,009
	Wells Fargo & Co.	12,060,473	338,417
	Citigroup Inc.	7,002,020	291,564
	Bank of America Corp.	24,390,446	267,319

			Market
			Value
		Shares	($000)
	Goldman Sachs
	Group Inc.	1,191,600	158,590
	US Bancorp	4,631,531	118,150
	MetLife Inc.	2,542,659	111,546
*	Berkshire Hathaway Inc.
	Class B	1,408,457	109,000
	Morgan Stanley	3,352,172	77,133
	Bank of New York
	Mellon Corp.	2,992,560	76,669
	PNC Financial Services
	Group Inc.	1,267,009	75,526
	Prudential Financial Inc.	1,166,280	74,164
	Travelers Cos. Inc.	1,038,752	60,642
	Capital One
	Financial Corp.	1,091,062	56,375
	State Street Corp.	1,210,108	54,564
	ACE Ltd.	808,497	53,215
	Aflac Inc.	1,133,072	52,892
	BB&T Corp.	1,673,739	44,923
	CME Group Inc.	153,488	44,756
	Chubb Corp.	711,313	44,535
	BlackRock Inc.	222,280	42,636
	Marsh &
	McLennan Cos. Inc.	1,311,840	40,916
	ProLogis Inc.	1,094,848	39,239
	Allstate Corp.	1,277,386	38,999
	Vornado Realty Trust	398,563	37,138
	HCP Inc.	968,123	35,520
	Annaly Capital
	Management Inc.	1,939,062	34,981
	Loews Corp.	798,076	33,591
	American International
	Group Inc.	1,143,427	33,525
	SunTrust Banks Inc.	1,291,751	33,327
	Progressive Corp.	1,512,072	32,328
	Fifth Third Bancorp	2,211,421	28,196
	Equity Residential	460,436	27,626
	Hartford Financial
	Services Group Inc.	1,018,976	26,870
	AvalonBay
	Communities Inc.	207,431	26,634
	AON Corp.	469,490	24,085
	M&T Bank Corp.	271,191	23,851
	Principal Financial
	Group Inc.	772,997	23,515
	Ameriprise Financial Inc.	386,047	22,267
	Health Care REIT Inc.	415,121	21,765
	Lincoln National Corp.	760,977	21,680
	NYSE Euronext	629,381	21,569
	SLM Corp.	1,269,578	21,342
	Ventas Inc.	392,545	20,691
*	CIT Group Inc.	458,384	20,288
	KeyCorp	2,292,027	19,093
	Unum Group	746,166	19,012

32

Value Index Fund

			Market
			Value
		Shares	($000)
	Regions Financial Corp.	3,030,439	18,789
	Kimco Realty Corp.	979,644	18,261
	Macerich Co.	314,069	16,803
	XL Group plc Class A	749,302	16,470
	Willis Group Holdings plc	392,158	16,122
	Plum Creek
	Timber Co. Inc.	390,118	15,815
	SL Green Realty Corp.	190,226	15,764
	New York Community
	Bancorp Inc.	1,049,599	15,733
	Comerica Inc.	425,861	14,722
	Host Hotels &
	Resorts Inc.	819,620	13,893
	Huntington
	Bancshares Inc.	2,080,085	13,645
	Boston Properties Inc.	120,310	12,772
	Rayonier Inc.	195,368	12,767
	Nationwide Health
	Properties Inc.	304,662	12,616
*	Genworth Financial Inc.
	Class A	1,180,215	12,133
	Torchmark Corp.	187,691	12,039
	People’s United
	Financial Inc.	872,753	11,730
	Legg Mason Inc.	348,392	11,413
	Alexandria Real Estate
	Equities Inc.	145,839	11,291
	Cincinnati Financial Corp.	373,014	10,885
	UDR Inc.	439,621	10,793
	Reinsurance Group of
	America Inc. Class A	176,713	10,755
	Everest Re Group Ltd.	131,199	10,726
	PartnerRe Ltd.	154,608	10,645
	Zions Bancorporation	440,360	10,573
*	Arch Capital Group Ltd.	324,903	10,371
	Marshall & Ilsley Corp.	1,273,746	10,152
	Realty Income Corp.	302,765	10,140
	Moody’s Corp.	248,617	9,534
	WR Berkley Corp.	288,847	9,370
	Hudson City Bancorp Inc.	1,142,078	9,354
	Liberty Property Trust	275,979	8,991
	RenaissanceRe
	Holdings Ltd.	127,270	8,903
	Digital Realty Trust Inc.	143,035	8,837
*	Markel Corp.	22,235	8,823
	Assurant Inc.	240,819	8,735
	HCC Insurance
	Holdings Inc.	276,718	8,717
	General Growth
	Properties Inc.	521,553	8,705
	Regency Centers Corp.	197,212	8,671
	Chimera
	Investment Corp.	2,474,353	8,561
	Leucadia National Corp.	250,115	8,529
	Duke Realty Corp.	608,306	8,522

			Market
			Value
		Shares	($000)
	Piedmont Office Realty
	Trust Inc. Class A	415,944	8,481
	Axis Capital Holdings Ltd.	268,735	8,320
	Raymond James
	Financial Inc.	257,941	8,293
	Federal Realty
	Investment Trust	96,341	8,206
	Fidelity National
	Financial Inc. Class A	511,966	8,058
	Commerce
	Bancshares Inc.	178,520	7,676
	Cullen/Frost Bankers Inc.	132,936	7,557
*	NASDAQ OMX Group Inc.	297,067	7,516
	Transatlantic Holdings Inc.	150,106	7,357
	White Mountains
	Insurance Group Ltd.	17,281	7,261
	Hospitality Properties
	Trust	298,071	7,228
	Old Republic
	International Corp.	594,506	6,985
	Weingarten Realty
	Investors	276,021	6,945
	Jefferies Group Inc.	334,741	6,829
	American Financial
	Group Inc.	189,718	6,771
	Assured Guaranty Ltd.	399,343	6,513
	City National Corp.	113,386	6,151
	First Horizon
	National Corp.	636,182	6,069
^	Federated Investors Inc.
	Class B	225,399	5,374
	Validus Holdings Ltd.	153,521	4,751
	BOK Financial Corp.	65,960	3,613
	Jones Lang LaSalle Inc.	36,080	3,402
*	LPL Investment
	Holdings Inc.	65,496	2,241
*,^	St. Joe Co.	84,226	1,755
			3,919,095
Health Care (12.9%)
	Johnson & Johnson	6,591,401	438,460
	Pfizer Inc.	19,267,333	396,907
	Merck & Co. Inc.	7,429,694	262,194
	Abbott Laboratories	3,729,362	196,239
	Bristol-Myers Squibb Co.	4,102,511	118,809
	Eli Lilly & Co.	2,510,782	94,230
	WellPoint Inc.	904,881	71,277
	Covidien plc	1,190,047	63,346
*	Amgen Inc.	786,445	45,889
	Aetna Inc.	926,490	40,849
	Cardinal Health Inc.	843,308	38,303
	CIGNA Corp.	654,056	33,638
	Humana Inc.	406,087	32,706
*	Forest Laboratories Inc.	689,341	27,119
*	Boston Scientific Corp.	3,674,194	25,389

33

Value Index Fund

			Market
			Value
		Shares	($000)
*	Watson
	Pharmaceuticals Inc.	303,177	20,837
*	Cephalon Inc.	182,554	14,586
*	Coventry Health Care Inc.	360,808	13,159
*	Hologic Inc.	628,325	12,673
	Universal Health
	Services Inc. Class B	217,058	11,185
*	Kinetic Concepts Inc.	156,141	8,998
	Omnicare Inc.	281,506	8,977
*	CareFusion Corp.	269,230	7,315
*	Alere Inc.	194,577	7,125
	Pharmaceutical Product
	Development Inc.	263,599	7,075
*	Endo Pharmaceuticals
	Holdings Inc.	141,550	5,686
	Lincare Holdings Inc.	151,025	4,421
*	Community Health
	Systems Inc.	145,277	3,731
	Warner Chilcott plc
	Class A	117,596	2,838
*	Charles River Laboratories
	International Inc.	58,250	2,368
			2,016,329
Industrials (10.5%)
	General Electric Co.	25,589,043	482,609
	United
	Technologies Corp.	2,108,923	186,661
	3M Co.	1,629,568	154,565
	Honeywell
	International Inc.	1,166,778	69,528
	Illinois Tool Works Inc.	1,080,888	61,059
	Lockheed Martin Corp.	716,551	58,019
	General Dynamics Corp.	763,055	56,863
	Northrop Grumman Corp.	666,897	46,249
	Raytheon Co.	866,719	43,206
	Waste Management Inc.	1,089,109	40,591
	Eaton Corp.	770,559	39,645
	Dover Corp.	449,478	30,475
	Goodrich Corp.	302,636	28,902
	Stanley Black &
	Decker Inc.	382,720	27,575
	L-3 Communications
	Holdings Inc.	272,989	23,873
	Cooper Industries plc	396,099	23,635
	Southwest Airlines Co.	1,909,398	21,805
	Ingersoll-Rand plc	397,069	18,031
*	United Continental
	Holdings Inc.	791,947	17,922
	Parker Hannifin Corp.	195,021	17,501
	KBR Inc.	364,366	13,733
*	Delta Air Lines Inc.	1,307,332	11,988
	Pitney Bowes Inc.	490,888	11,286
	Cintas Corp.	315,003	10,405
*	Quanta Services Inc.	508,770	10,277
	Equifax Inc.	295,705	10,267

			Market
			Value
		Shares	($000)
	Timken Co.	200,447	10,103
	RR Donnelley & Sons Co.	497,520	9,756
	Pentair Inc.	237,072	9,568
	Avery Dennison Corp.	244,542	9,447
*	URS Corp.	194,171	8,687
	Towers Watson & Co.
	Class A	131,103	8,615
	Hubbell Inc. Class B	128,724	8,361
	Pall Corp.	139,415	7,839
*	Terex Corp.	263,531	7,497
*	Aecom Technology Corp.	257,268	7,034
	Ryder System Inc.	123,588	7,026
*	Owens Corning	185,989	6,947
	Masco Corp.	563,255	6,776
*	Hertz Global Holdings Inc.	423,473	6,725
	Harsco Corp.	194,586	6,343
	Alliant Techsystems Inc.	80,610	5,750
	Manpower Inc.	98,518	5,285
	SPX Corp.	60,947	5,038
			1,653,467
Information Technology (7.4%)
	Intel Corp.	13,225,184	293,070
	Microsoft Corp.	6,378,225	165,834
	Hewlett-Packard Co.	3,406,125	123,983
	Corning Inc.	3,772,966	68,479
	Applied Materials Inc.	3,181,172	41,387
	TE Connectivity Ltd.	1,073,473	39,461
	Xerox Corp.	3,374,485	35,128
*	Dell Inc.	2,094,559	34,916
*	Yahoo! Inc.	1,500,303	22,565
*	Motorola Solutions Inc.	474,577	21,850
	Maxim Integrated
	Products Inc.	714,411	18,260
	Fidelity National
	Information Services Inc.	583,191	17,956
	Seagate Technology plc	1,091,384	17,637
	Microchip Technology Inc.	453,957	17,210
	KLA-Tencor Corp.	402,942	16,311
*	Micron Technology Inc.	2,162,551	16,176
	Computer Sciences Corp.	374,283	14,208
	Harris Corp.	308,354	13,894
*	SAIC Inc.	716,641	12,054
*	SanDisk Corp.	285,067	11,830
*	Flextronics
	International Ltd.	1,831,076	11,756
*	Arrow Electronics Inc.	276,696	11,483
	Xilinx Inc.	314,432	11,467
*	LSI Corp.	1,484,213	10,568
*	Western Digital Corp.	279,047	10,152
	Jabil Circuit Inc.	472,318	9,541
*	Synopsys Inc.	359,543	9,244
*	Lam Research Corp.	193,370	8,562
	Paychex Inc.	274,411	8,430
*	IAC/InterActiveCorp	202,700	7,737

34

Value Index Fund

			Market
			Value
		Shares	($000)
	Total System
	Services Inc.	396,956	7,375
*	Brocade Communications
	Systems Inc.	1,134,572	7,329
	Broadridge Financial
	Solutions Inc.	301,649	7,261
*	Ingram Micro Inc.	378,490	6,866
*	Avnet Inc.	184,332	5,877
*	Lexmark International Inc.
	Class A	189,308	5,539
	National
	Semiconductor Corp.	203,708	5,013
*	MEMC Electronic
	Materials Inc.	555,469	4,738
	Molex Inc. Class A	181,837	3,906
	Molex Inc.	150,102	3,868
	Tellabs Inc.	830,848	3,830
	Lender Processing
	Services Inc.	104,804	2,191
*	AOL Inc.	90,782	1,803
			1,166,745
Materials (4.4%)
	Freeport-McMoRan
	Copper & Gold Inc.	2,267,186	119,934
	Dow Chemical Co.	2,814,470	101,321
	EI du Pont de
	Nemours & Co.	1,443,569	78,025
	Alcoa Inc.	2,562,168	40,636
	Nucor Corp.	761,146	31,374
	International Paper Co.	1,007,463	30,043
	Air Products &
	Chemicals Inc.	258,906	24,746
	PPG Industries Inc.	193,720	17,588
	Eastman Chemical Co.	170,425	17,395
	Cliffs Natural
	Resources Inc.	174,275	16,112
	United States Steel Corp.	346,491	15,952
	Albemarle Corp.	209,708	14,512
	MeadWestvaco Corp.	405,618	13,511
	Airgas Inc.	192,691	13,496
	International Flavors &
	Fragrances Inc.	193,359	12,421
	Ashland Inc.	190,525	12,312
	Vulcan Materials Co.	310,846	11,977
*	Owens-Illinois Inc.	394,421	10,180
	FMC Corp.	111,938	9,629
	LyondellBasell Industries
	NV Class A	239,485	9,225
	Sealed Air Corp.	383,767	9,130
	Reliance Steel &
	Aluminum Co.	179,791	8,927
	Martin Marietta
	Materials Inc.	109,598	8,765
	Bemis Co. Inc.	257,872	8,711
	Huntsman Corp.	461,680	8,703

			Market
			Value
		Shares	($000)
	Sonoco Products Co.	241,536	8,584
	Valspar Corp.	222,253	8,014
	Scotts Miracle-Gro Co.
	Class A	111,698	5,731
	Rock-Tenn Co. Class A	83,362	5,530
	Allegheny Technologies Inc.	85,072	5,400
	Steel Dynamics Inc.	249,588	4,056
	Greif Inc. Class A	56,756	3,691
	Titanium Metals Corp.	76,447	1,400
			687,031
Telecommunication Services (5.3%)
	AT&T Inc.	14,245,691	447,457
	Verizon
	Communications Inc.	6,747,507	251,210
	CenturyLink Inc.	1,444,751	58,411
*	Sprint Nextel Corp.	7,210,099	38,862
	Frontier
	Communications Corp.	2,395,433	19,331
	Windstream Corp.	1,215,049	15,747
	Telephone &
	Data Systems Inc.	107,557	3,343
	Telephone &
	Data Systems Inc. -
	Special Common Shares	63,674	1,715
*	United States
	Cellular Corp.	31,818	1,541
			837,617
Utilities (6.8%)
	Southern Co.	2,001,801	80,833
	Exelon Corp.	1,594,965	68,328
	Dominion Resources Inc.	1,399,672	67,562
	Duke Energy Corp.	3,202,968	60,312
	NextEra Energy Inc.	963,617	55,369
	FirstEnergy Corp.	1,007,695	44,490
	American Electric
	Power Co. Inc.	1,158,636	43,657
	PG&E Corp.	954,792	40,130
	Public Service Enterprise
	Group Inc.	1,219,373	39,800
	PPL Corp.	1,361,756	37,898
	Consolidated Edison Inc.	704,004	37,481
	Progress Energy Inc.	707,304	33,958
	Entergy Corp.	431,408	29,457
	Sempra Energy	550,545	29,113
	Edison International	745,819	28,900
	Xcel Energy Inc.	1,163,052	28,262
	DTE Energy Co.	408,247	20,420
	CenterPoint Energy Inc.	972,878	18,825
	Oneok Inc.	244,924	18,127
	Wisconsin Energy Corp.	563,310	17,660
	Constellation Energy
	Group Inc.	457,619	17,371
	Ameren Corp.	579,533	16,714
	Northeast Utilities	425,213	14,955

35

Value Index Fund

		Market
		Value
	Shares	($000)
* NRG Energy Inc.	596,392	14,659
NiSource Inc.	672,837	13,625
American Water
Works Co. Inc.	422,107	12,431
National Fuel Gas Co.	168,580	12,273
CMS Energy Corp.	607,407	11,960
OGE Energy Corp.	235,241	11,837
Pinnacle West
Capital Corp.	262,059	11,683
SCANA Corp.	292,647	11,521
NSTAR	249,541	11,474
Alliant Energy Corp.	267,138	10,862
Pepco Holdings Inc.	542,284	10,645
MDU Resources
Group Inc.	454,760	10,232
Integrys Energy
Group Inc.	187,933	9,742
TECO Energy Inc.	491,789	9,290
NV Energy Inc.	567,539	8,712
DPL Inc.	286,948	8,654
UGI Corp.	267,504	8,531
* Calpine Corp.	486,957	7,855
AGL Resources Inc.	188,322	7,667
Aqua America Inc.	333,141	7,322
		1,060,597
Total Common Stocks
(Cost $14,940,510)		15,693,363
Temporary Cash Investment (0.2%)
Money Market Fund (0.2%)
[1,2] Vanguard Market
Liquidity Fund, 0.140%
(Cost $23,988)	23,988,360	23,988
Total Investments (100.2%)
(Cost $14,964,498)		15,717,351
Other Assets and Liabilities (-0.2%)
Other Assets		43,070
Liabilities[2]		(67,464)
		(24,394)
Net Assets (100%)		15,692,957

At June 30, 2011, net assets consisted of:
Amount
($000)
Paid-in Capital	16,843,570
Overdistributed Net Investment Income	(10,538)
Accumulated Net Realized Losses	(1,892,928)
Unrealized Appreciation (Depreciation)	752,853
Net Assets	15,692,957

Investor Shares—Net Assets
Applicable to 96,520,399 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	2,110,864
Net Asset Value Per Share—
Investor Shares	$21.87

Admiral Shares—Net Assets
Applicable to 150,936,269 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	3,301,096
Net Asset Value Per Share—
Admiral Shares	$21.87

Signal Shares—Net Assets
Applicable to 60,731,879 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,382,095
Net Asset Value Per Share—
Signal Shares	$22.76

Institutional Shares—Net Assets
Applicable to 167,780,074 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	3,669,278
Net Asset Value Per Share—
Institutional Shares	$21.87

ETF Shares—Net Assets
Applicable to 93,289,027 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	5,229,624
Net Asset Value Per Share—
ETF Shares	$56.06

See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $9,584,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $9,804,000 of collateral received for securities on loan.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

36

Value Index Fund

Statement of Operations

Six Months Ended
June 30, 2011
($000)
Investment Income
Income
Dividends	191,164
Interest[1]	5
Security Lending	680
Total Income	191,849
Expenses
The Vanguard Group—Note B
Investment Advisory Services	615
Management and Administrative—Investor Shares	2,285
Management and Administrative—Admiral Shares	1,263
Management and Administrative—Signal Shares	402
Management and Administrative—Institutional Shares	743
Management and Administrative—ETF Shares	1,547
Marketing and Distribution—Investor Shares	367
Marketing and Distribution—Admiral Shares	252
Marketing and Distribution—Signal Shares	172
Marketing and Distribution—Institutional Shares	503
Marketing and Distribution—ETF Shares	671
Custodian Fees	192
Shareholders’ Reports—Investor Shares	25
Shareholders’ Reports—Admiral Shares	14
Shareholders’ Reports—Signal Shares	1
Shareholders’ Reports—Institutional Shares	8
Shareholders’ Reports—ETF Shares	53
Trustees’ Fees and Expenses	8
Total Expenses	9,121
Net Investment Income	182,728
Realized Net Gain (Loss) on Investment Securities Sold	636,154
Change in Unrealized Appreciation (Depreciation) of Investment Securities	95,979
Net Increase (Decrease) in Net Assets Resulting from Operations	914,861
1 Interest income from an affiliated company of the fund was $5,000.

See accompanying Notes, which are an integral part of the Financial Statements.

37

Value Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	182,728	315,760
Realized Net Gain (Loss)	636,154	1,034,334
Change in Unrealized Appreciation (Depreciation)	95,979	411,262
Net Increase (Decrease) in Net Assets Resulting from Operations	914,861	1,761,356
Distributions
Net Investment Income
Investor Shares	(23,617)	(73,774)
Admiral Shares	(37,064)	(47,412)
Signal Shares	(14,754)	(23,713)
Institutional Shares	(41,984)	(79,304)
ETF Shares	(57,227)	(94,390)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(174,646)	(318,593)
Capital Share Transactions
Investor Shares	(328,284)	(1,363,607)
Admiral Shares	57,357	1,427,492
Signal Shares	313,049	7,057
Institutional Shares	40,818	279,853
ETF Shares	672,822	761,989
Net Increase (Decrease) from Capital Share Transactions	755,762	1,112,784
Total Increase (Decrease)	1,495,977	2,555,547
Net Assets
Beginning of Period	14,196,980	11,641,433
End of Period[1]	15,692,957	14,196,980
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($10,538,000) and ($18,620,000).

See accompanying Notes, which are an integral part of the Financial Statements.

38

Value Index Fund

Financial Highlights

Investor Shares

Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$20.79	$18.63	$16.08	$25.94	$26.58	$22.29
Investment Operations
Net Investment Income	.244	.459	.498	.660	.687	.586
Net Realized and Unrealized Gain (Loss)
on Investments	1.068	2.163	2.561	(9.863)	(.644)	4.295
Total from Investment Operations	1.312	2.622	3.059	(9.203)	.043	4.881
Distributions
Dividends from Net Investment Income	(.232)	(.462)	(.509)	(.657)	(.683)	(.591)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.232)	(.462)	(.509)	(.657)	(.683)	(.591)
Net Asset Value, End of Period	$21.87	$20.79	$18.63	$16.08	$25.94	$26.58

Total Return[1]	6.33%	14.28%	19.58%	-35.97%	0.09%	22.15%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,111	$2,317	$3,357	$2,618	$4,310	$4,417
Ratio of Total Expenses to
Average Net Assets	0.25%	0.26%	0.26%	0.21%	0.20%	0.21%
Ratio of Net Investment Income to
Average Net Assets	2.27%	2.43%	3.09%	3.14%	2.49%	2.48%
Portfolio Turnover Rate[2]	26%	27%	31%	27%	20%	20%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

39

Value Index Fund

Financial Highlights

Admiral Shares

Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$20.79	$18.63	$16.08	$25.94	$26.58	$22.29
Investment Operations
Net Investment Income	.261	.488	.517	.681	.710	.611
Net Realized and Unrealized Gain (Loss)
on Investments	1.066	2.162	2.562	(9.863)	(.640)	4.295
Total from Investment Operations	1.327	2.650	3.079	(9.182)	.070	4.906
Distributions
Dividends from Net Investment Income	(.247)	(.490)	(.529)	(.678)	(.710)	(.616)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.247)	(.490)	(.529)	(.678)	(.710)	(.616)
Net Asset Value, End of Period	$21.87	$20.79	$18.63	$16.08	$25.94	$26.58

Total Return	6.40%	14.45%	19.72%	-35.90%	0.18%	22.27%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,301	$3,082	$1,421	$1,262	$2,069	$2,625
Ratio of Total Expenses to
Average Net Assets	0.10%	0.12%	0.14%	0.11%	0.10%	0.11%
Ratio of Net Investment Income to
Average Net Assets	2.42%	2.57%	3.21%	3.24%	2.59%	2.58%
Portfolio Turnover Rate[1]	26%	27%	31%	27%	20%	20%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

40

Value Index Fund

Financial Highlights

Signal Shares

	Six Months				June 4,
	Ended				2007[1] to
For a Share Outstanding	June 30,		Year Ended December 31,		Dec. 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$21.63	$19.38	$16.73	$27.00	$30.14
Investment Operations
Net Investment Income	.271	.508	.538	.710	.442
Net Realized and Unrealized Gain (Loss)
on Investments	1.117	2.252	2.663	(10.274)	(3.017)
Total from Investment Operations	1.388	2.760	3.201	(9.564)	(2.575)
Distributions
Dividends from Net Investment Income	(.258)	(.510)	(.551)	(.706)	(.565)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.258)	(.510)	(.551)	(.706)	(.565)
Net Asset Value, End of Period	$22.76	$21.63	$19.38	$16.73	$27.00

Total Return	6.44%	14.46%	19.70%	-35.93%	-8.61%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,382	$1,018	$907	$638	$864
Ratio of Total Expenses to
Average Net Assets	0.10%	0.12%	0.14%	0.11%	0.10%[2]
Ratio of Net Investment Income to
Average Net Assets	2.42%	2.57%	3.21%	3.24%	2.59%[2]
Portfolio Turnover Rate[3]	26%	27%	31%	27%	20%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

41

Value Index Fund

Financial Highlights

Institutional Shares

Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$20.79	$18.63	$16.08	$25.94	$26.58	$22.29
Investment Operations
Net Investment Income	.263	.496	.527	.690	.722	.618
Net Realized and Unrealized Gain (Loss)
on Investments	1.068	2.162	2.562	(9.864)	(.644)	4.295
Total from Investment Operations	1.331	2.658	3.089	(9.174)	.078	4.913
Distributions
Dividends from Net Investment Income	(.251)	(.498)	(.539)	(.686)	(.718)	(.623)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.251)	(.498)	(.539)	(.686)	(.718)	(.623)
Net Asset Value, End of Period	$21.87	$20.79	$18.63	$16.08	$25.94	$26.58

Total Return	6.42%	14.49%	19.79%	-35.88%	0.21%	22.31%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,669	$3,450	$2,812	$1,992	$2,660	$2,209
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.08%	0.07%	0.07%	0.08%
Ratio of Net Investment Income to
Average Net Assets	2.44%	2.61%	3.27%	3.28%	2.62%	2.61%
Portfolio Turnover Rate[1]	26%	27%	31%	27%	20%	20%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

42

Value Index Fund

Financial Highlights

ETF Shares

Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$53.29	$47.75	$41.21	$66.51	$68.14	$57.14
Investment Operations
Net Investment Income	.669	1.252	1.324	1.754	1.830	1.565
Net Realized and Unrealized Gain (Loss)
on Investments	2.738	5.545	6.573	(25.311)	(1.640)	11.016
Total from Investment Operations	3.407	6.797	7.897	(23.557)	.190	12.581
Distributions
Dividends from Net Investment Income	(.637)	(1.257)	(1.357)	(1.743)	(1.820)	(1.581)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.637)	(1.257)	(1.357)	(1.743)	(1.820)	(1.581)
Net Asset Value, End of Period	$56.06	$53.29	$47.75	$41.21	$66.51	$68.14

Total Return	6.42%	14.45%	19.72%	-35.91%	0.20%	22.28%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,230	$4,330	$3,145	$2,165	$2,215	$1,646
Ratio of Total Expenses to
Average Net Assets	0.10%	0.12%	0.14%	0.10%	0.10%	0.11%
Ratio of Net Investment Income to
Average Net Assets	2.42%	2.57%	3.21%	3.25%	2.59%	2.58%
Portfolio Turnover Rate[1]	26%	27%	31%	27%	20%	20%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

43

Value Index Fund

Notes to Financial Statements

Vanguard Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Signal Shares, and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2007–2010), and for the period ended June 30, 2011, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

5. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

44

Value Index Fund

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2011, the fund had contributed capital of $2,515,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 1.01% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At June 30, 2011, 100% of the fund’s investments were valued based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2011, the fund realized $18,523,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31,2010, the fund had available capital loss carryforwards totaling $2,510,548,000 to offset future net capital gains of $188,450,000 through December 31, 2011, $40,920,000 through December 31, 2014, $73,605,000 through December 31, 2015, $574,313,000 through December 31, 2016 and $1,633,260,000 through December 31, 2017. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2011; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2011, the cost of investment securities for tax purposes was $14,964,498,000. Net unrealized appreciation of investment securities for tax purposes was $752,853,000, consisting of unrealized gains of $1,988,888,000 on securities that had risen in value since their purchase and $1,236,035,000 in unrealized losses on securities that had fallen in value since their purchase.

45

Value Index Fund

E. During the six months ended June 30, 2011, the fund purchased $2,807,674,000 of investment securities and sold $2,035,842,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		June 30, 2011	December 31, 2010
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	232,848	10,659	629,201	32,879
Issued in Lieu of Cash Distributions	22,619	1,048	69,985	3,644
Redeemed	(583,751)	(26,632)	(2,062,793)	(105,302)
Net Increase (Decrease)—Investor Shares	(328,284)	(14,925)	(1,363,607)	(68,779)
Admiral Shares
Issued	223,271	10,238	1,639,299	83,030
Issued in Lieu of Cash Distributions	32,965	1,528	40,915	2,083
Redeemed	(198,879)	(9,098)	(252,722)	(13,118)
Net Increase (Decrease)—Admiral Shares	57,357	2,668	1,427,492	71,995
Signal Shares
Issued	510,421	22,379	289,825	14,527
Issued in Lieu of Cash Distributions	12,698	566	20,465	1,016
Redeemed	(210,070)	(9,260)	(303,233)	(15,263)
Net Increase (Decrease)—Signal Shares	313,049	13,685	7,057	280
Institutional Shares
Issued	348,107	15,904	631,302	33,152
Issued in Lieu of Cash Distributions	38,937	1,805	73,271	3,782
Redeemed	(346,226)	(15,902)	(424,720)	(21,928)
Net Increase (Decrease)—Institutional Shares	40,818	1,807	279,853	15,006
ETF Shares
Issued	724,289	12,936	805,945	16,295
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(51,467)	(900)	(43,956)	(900)
Net Increase (Decrease)—ETF Shares	672,822	12,036	761,989	15,395

G. In preparing the financial statements as of June 30, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

46

Large-Cap Index Fund

Fund Profile
As of June 30, 2011

Share-Class Characteristics
	Investor	Admiral	Signal	Institutional	ETF
	Shares	Shares	Shares	Shares	Shares
Ticker Symbol	VLACX	VLCAX	VLCSX	VLISX	VV
Expense Ratio[1]	0.26%	0.12%	0.12%	0.08%	0.12%
30-Day SEC Yield	1.69%	1.83%	1.83%	1.85%	1.83%

Portfolio Characteristics
		MSCI US	DJ
		Prime	U.S. Total
		Market	Market
	Fund	750 Index	Index
Number of Stocks	755	753	3,745
Median Market Cap	$41.2B	$41.2B	$30.8B
Price/Earnings Ratio	16.3x	16.3x	17.1x
Price/Book Ratio	2.2x	2.2x	2.2x
Return on Equity	20.0%	19.9%	19.1%
Earnings Growth Rate	5.8%	5.8%	5.8%
Dividend Yield	1.9%	1.9%	1.8%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	6%	—	—
Short-Term Reserves	0.1%	—	—

Volatility Measures
			DJ
	MSCI US		U.S. Total
	Prime Market		Market
	750 Index		Index
R-Squared		1.00	1.00
Beta		1.00	0.97
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Exxon Mobil Corp.	Integrated Oil &
	Gas	3.1%
Apple Inc.	Computer
	Hardware	2.3
International Business	IT Consulting &
Machines Corp.	Other Services	1.6
Chevron Corp.	Integrated Oil &
	Gas	1.6
General Electric Co.	Industrial
	Conglomerates	1.5
Microsoft Corp.	Systems Software	1.5
AT&T Inc.	Integrated
	Telecommunication
	Services	1.4
Johnson & Johnson	Pharmaceuticals	1.4
Procter & Gamble Co.	Household
	Products	1.4
Pfizer Inc.	Pharmaceuticals	1.3
Top Ten		17.1%
The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 29, 2011, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2011, the annualized expense ratios were 0.24% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.08% for Institutional Shares, and 0.10% for ETF Shares.

47

Large-Cap Index Fund

Sector Diversification (% of equity exposure)
		MSCI US	DJ
		Prime	U.S. Total
		Market	Market
	Fund	750 Index	Index
Consumer
Discretionary	11.3%	11.3%	12.2%
Consumer Staples	10.0	10.0	9.7
Energy	12.5	12.5	11.2
Financials	14.8	14.8	15.4
Health Care	11.6	11.6	11.3
Industrials	11.1	11.1	11.6
Information
Technology	18.2	18.1	18.4
Materials	4.1	4.2	4.4
Telecommunication
Services	3.0	3.0	2.6
Utilities	3.4	3.4	3.2

Investment Focus

48

Large-Cap Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): January 30, 2004, Through June 30, 2011

Note: For 2011, performance data reflect the six months ended June 30, 2011.

Average Annual Total Returns: Periods Ended June 30, 2011

	Inception	One	Five	Since
	Date	Year	Years	Inception
Investor Shares	1/30/2004	31.47%	3.31%	4.64%
Admiral Shares	2/2/2004	31.64	3.44	4.72
Signal Shares	8/30/2007	31.66	—	0.21
Institutional Shares	6/30/2005	31.69	3.47	4.41
ETF Shares	1/27/2004
Market Price		31.66	3.43	4.62
Net Asset Value		31.65	3.46	4.62

See Financial Highlights for dividend and capital gains information.

49

Large-Cap Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2011

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (99.9%)[1]
Consumer Discretionary (11.3%)
	McDonald’s Corp.	421,100	35,507
*	Amazon.com Inc.	145,653	29,785
	Walt Disney Co.	728,098	28,425
	Home Depot Inc.	661,450	23,958
	Comcast Corp. Class A	789,224	19,999
*	Ford Motor Co.	1,423,118	19,625
*	DIRECTV Class A	319,209	16,222
	Time Warner Inc.	441,166	16,045
	News Corp. Class A	872,104	15,436
	NIKE Inc. Class B	149,104	13,416
	Lowe’s Cos. Inc.	546,612	12,742
	Target Corp.	270,077	12,669
	Starbucks Corp.	301,188	11,894
	Johnson Controls Inc.	273,541	11,396
	Viacom Inc. Class B	220,171	11,229
	Time Warner Cable Inc.	138,677	10,822
	Yum! Brands Inc.	188,584	10,417
*	priceline.com Inc.	19,830	10,152
*	General Motors Co.	315,117	9,567
	TJX Cos. Inc.	159,824	8,396
	Comcast Corp.
	Class A Special Shares	327,496	7,935
	Coach Inc.	119,298	7,627
	CBS Corp. Class B	253,646	7,226
	Carnival Corp.	183,889	6,920
*	Las Vegas Sands Corp.	146,574	6,187
*	Bed Bath & Beyond Inc.	102,738	5,997
	Kohl’s Corp.	112,020	5,602
	Omnicom Group Inc.	114,549	5,517
*	Netflix Inc.	20,268	5,324
	McGraw-Hill Cos. Inc.	123,725	5,185
	Macy’s Inc.	170,726	4,992
	Wynn Resorts Ltd.	32,764	4,703
	Staples Inc.	291,696	4,609
	Starwood Hotels &
	Resorts Worldwide Inc.	77,501	4,343
	Limited Brands Inc.	111,501	4,287

			Market
			Value
		Shares	($000)
	Best Buy Co. Inc.	135,190	4,246
	Marriott International Inc.
	Class A	118,725	4,214
	Harley-Davidson Inc.	95,070	3,895
	Mattel Inc.	140,642	3,866
*	Liberty Media Corp. -
	Interactive	230,260	3,861
*	Chipotle Mexican Grill Inc.
	Class A	12,521	3,859
	Ross Stores Inc.	48,101	3,854
	Tiffany & Co.	48,507	3,809
	VF Corp.	35,016	3,801
*	O’Reilly Automotive Inc.	56,984	3,733
	Virgin Media Inc.	123,387	3,693
*	BorgWarner Inc.	45,071	3,641
	Fortune Brands Inc.	55,696	3,552
	Polo Ralph Lauren Corp.
	Class A	26,386	3,499
	Genuine Parts Co.	63,653	3,463
*	Dollar Tree Inc.	50,589	3,370
	Nordstrom Inc.	70,415	3,305
*	Sirius XM Radio Inc.	1,507,326	3,301
	Gap Inc.	173,508	3,140
*	AutoZone Inc.	10,601	3,126
	Cablevision
	Systems Corp. Class A	85,930	3,112
*	CarMax Inc.	91,029	3,010
	Autoliv Inc.	35,967	2,822
	Darden Restaurants Inc.	55,720	2,773
	Family Dollar Stores Inc.	51,053	2,683
*	DISH Network Corp.
	Class A	82,633	2,534
	Whirlpool Corp.	30,701	2,497
*	Fossil Inc.	21,082	2,482
*	TRW Automotive
	Holdings Corp.	42,022	2,481
	JC Penney Co. Inc.	71,648	2,475
	Interpublic Group
	of Cos. Inc.	197,404	2,468

50

Large-Cap Index Fund

			Market
			Value
		Shares	($000)
	Abercrombie & Fitch Co.	35,356	2,366
	Wyndham
	Worldwide Corp.	69,926	2,353
	Expedia Inc.	80,218	2,325
*	Liberty Media Corp. -
	Capital	26,965	2,312
*	Discovery
	Communications Inc.
	Class A	55,844	2,287
	Lear Corp.	42,480	2,272
*	Apollo Group Inc. Class A	51,873	2,266
*	Lululemon Athletica Inc.	20,089	2,246
	Hasbro Inc.	49,843	2,190
	PetSmart Inc.	47,437	2,152
*	Royal Caribbean
	Cruises Ltd.	56,711	2,135
	International Game
	Technology	120,581	2,120
*	Discovery
	Communications Inc.	56,796	2,076
*	Liberty Global Inc.
	Class A	45,759	2,061
	H&R Block Inc.	123,136	1,975
	Tractor Supply Co.	29,311	1,960
	Advance Auto Parts Inc.	33,060	1,934
*	Liberty Global Inc.	43,345	1,851
	Newell Rubbermaid Inc.	117,122	1,848
	Scripps Networks
	Interactive Inc. Class A	37,667	1,841
*	MGM Resorts
	International	137,953	1,822
	Tupperware Brands Corp.	25,339	1,709
*	Goodyear Tire &
	Rubber Co.	98,037	1,644
*	NVR Inc.	2,262	1,641
*	GameStop Corp. Class A	61,093	1,629
	Phillips-Van Heusen Corp.	24,406	1,598
	DeVry Inc.	26,593	1,572
^	Garmin Ltd.	47,133	1,557
*	Liberty Media Corp. -
	Starz	19,925	1,499
*	Urban Outfitters Inc.	52,987	1,492
*	LKQ Corp.	55,929	1,459
	Leggett & Platt Inc.	59,141	1,442
*	Dick’s Sporting Goods Inc.	36,976	1,422
*	Mohawk Industries Inc.	23,540	1,412
*	Dollar General Corp.	41,348	1,401
	Williams-Sonoma Inc.	38,261	1,396
	Gannett Co. Inc.	96,833	1,387
	DR Horton Inc.	116,021	1,337
	Harman International
	Industries Inc.	28,223	1,286
*,^	Sears Holdings Corp.	17,679	1,263
*	Toll Brothers Inc.	60,618	1,257
	Lennar Corp. Class A	62,858	1,141

			Market
			Value
		Shares	($000)
	Guess? Inc.	26,096	1,098
*	Pulte Group Inc.	138,897	1,064
	Weight Watchers
	International Inc.	13,343	1,007
	American Eagle
	Outfitters Inc.	71,185	908
	Washington Post Co.
	Class B	2,094	877
*	ITT Educational
	Services Inc.	9,799	767
	News Corp. Class B	42,324	765
*	Hyatt Hotels Corp.
	Class A	17,994	734
*	Lamar Advertising Co.
	Class A	25,094	687
*	AutoNation Inc.	18,147	664
*	Clear Channel Outdoor
	Holdings Inc. Class A	15,789	200
*	Krispy Kreme
	Doughnuts Inc.
	Warrants Exp.
	03/02/2012	20	—
			600,428
Consumer Staples (10.0%)
	Procter & Gamble Co.	1,130,639	71,875
	Coca-Cola Co.	833,628	56,095
	Philip Morris
	International Inc.	725,538	48,444
	PepsiCo Inc.	640,493	45,110
	Wal-Mart Stores Inc.	790,917	42,029
	Kraft Foods Inc.	670,554	23,623
	Altria Group Inc.	844,263	22,297
	CVS Caremark Corp.	552,187	20,751
	Colgate-Palmolive Co.	199,435	17,432
	Walgreen Co.	372,282	15,807
	Costco Wholesale Corp.	176,252	14,319
	Kimberly-Clark Corp.	163,317	10,870
	General Mills Inc.	256,487	9,546
	Archer-Daniels-
	Midland Co.	257,061	7,750
	Sysco Corp.	235,031	7,328
	HJ Heinz Co.	129,445	6,897
	Lorillard Inc.	58,793	6,401
	Kroger Co.	243,640	6,042
	Kellogg Co.	103,126	5,705
	Mead Johnson
	Nutrition Co.	82,561	5,577
	Reynolds American Inc.	141,084	5,227
	Estee Lauder Cos. Inc.
	Class A	48,934	5,147
	Avon Products Inc.	173,419	4,856
*	Green Mountain Coffee
	Roasters Inc.	51,588	4,605
	ConAgra Foods Inc.	175,718	4,535
	Sara Lee Corp.	238,478	4,529

51

Large-Cap Index Fund

			Market
			Value
		Shares	($000)
	Bunge Ltd.	58,479	4,032
	Coca-Cola Enterprises Inc.	133,192	3,886
	Hershey Co.	67,243	3,823
	Dr Pepper Snapple
	Group Inc.	90,405	3,791
	Whole Foods Market Inc.	59,590	3,781
	Clorox Co.	55,498	3,743
	JM Smucker Co.	48,079	3,675
	Safeway Inc.	148,556	3,472
	Molson Coors
	Brewing Co. Class B	65,825	2,945
	Campbell Soup Co.	80,788	2,791
	Herbalife Ltd.	47,654	2,747
	Brown-Forman Corp.
	Class B	34,016	2,541
*	Hansen Natural Corp.	30,573	2,475
	McCormick & Co. Inc.	48,652	2,412
	Tyson Foods Inc. Class A	124,081	2,410
	Church & Dwight Co. Inc.	57,522	2,332
*	Energizer Holdings Inc.	28,550	2,066
*	Ralcorp Holdings Inc.	22,248	1,926
	Hormel Foods Corp.	59,168	1,764
*	Constellation Brands Inc.
	Class A	75,010	1,562
*	Smithfield Foods Inc.	60,298	1,319
*	Dean Foods Co.	73,994	908
			533,198
Energy (12.5%)
	Exxon Mobil Corp.	2,001,684	162,897
	Chevron Corp.	810,357	83,337
	Schlumberger Ltd.	549,445	47,472
	ConocoPhillips	548,190	41,218
	Occidental
	Petroleum Corp.	328,119	34,137
	Apache Corp.	154,591	19,075
	Halliburton Co.	368,709	18,804
	Anadarko Petroleum Corp.	200,398	15,383
	Marathon Oil Corp.	286,804	15,109
	National Oilwell Varco Inc.	170,041	13,299
	Devon Energy Corp.	163,797	12,909
	Baker Hughes Inc.	175,347	12,723
	EOG Resources Inc.	102,596	10,726
	Hess Corp.	122,625	9,167
	Chesapeake Energy Corp.	264,116	7,842
	Spectra Energy Corp.	261,645	7,172
	Williams Cos. Inc.	236,415	7,152
	Peabody Energy Corp.	109,159	6,431
	Noble Energy Inc.	70,874	6,352
*	Southwestern Energy Co.	140,260	6,014
	Valero Energy Corp.	229,510	5,869
	El Paso Corp.	284,306	5,743
*	Weatherford
	International Ltd.	299,336	5,613
*	Cameron
	International Corp.	98,709	4,964

			Market
			Value
		Shares	($000)
	Murphy Oil Corp.	73,932	4,854
	Consol Energy Inc.	91,246	4,424
*	FMC Technologies Inc.	96,910	4,341
*	Alpha Natural
	Resources Inc.	91,461	4,156
	Noble Corp.	101,743	4,010
	Pioneer Natural
	Resources Co.	42,300	3,789
*	Newfield Exploration Co.	54,252	3,690
*	Concho Resources Inc.	39,518	3,630
	Range Resources Corp.	64,802	3,596
*	Denbury Resources Inc.	161,292	3,226
	Cimarex Energy Co.	34,545	3,106
*	Petrohawk Energy Corp.	122,014	3,010
	EQT Corp.	57,207	3,004
	QEP Resources Inc.	71,113	2,975
	Helmerich & Payne Inc.	42,941	2,839
*	Nabors Industries Ltd.	115,153	2,837
*	Ultra Petroleum Corp.	61,584	2,821
	Cabot Oil & Gas Corp.	42,140	2,794
*	Whiting Petroleum Corp.	47,720	2,716
	Arch Coal Inc.	85,106	2,269
*	Kinder Morgan
	Management LLC	33,951	2,227
*	Plains Exploration &
	Production Co.	56,515	2,154
	Core Laboratories NV	18,220	2,032
	Sunoco Inc.	48,713	2,032
*	Rowan Cos. Inc.	50,974	1,978
	Diamond Offshore
	Drilling Inc.	28,073	1,977
	Patterson-UTI Energy Inc.	62,240	1,967
	Southern Union Co.	47,829	1,920
	SM Energy Co.	25,685	1,887
*	McDermott
	International Inc.	94,225	1,867
	Oceaneering
	International Inc.	43,694	1,770
*	Dresser-Rand Group Inc.	32,552	1,750
	Holly Corp.	24,160	1,677
	Energen Corp.	29,148	1,647
*	SandRidge Energy Inc.	149,200	1,590
*	Tesoro Corp.	57,790	1,324
	Kinder Morgan Inc.	44,337	1,274
*	Continental
	Resources Inc.	18,159	1,179
*	Forest Oil Corp.	43,636	1,165
	EXCO Resources Inc.	51,790	914
*	Cobalt International
	Energy Inc.	47,020	641
*	Quicksilver
	Resources Inc.	37,930	560
			663,027

52

Large-Cap Index Fund

		Market
		Value
	Shares	($000)
Financials (14.8%)
JPMorgan Chase & Co.	1,608,116	65,836
Wells Fargo & Co.	2,020,258	56,688
Citigroup Inc.	1,172,932	48,841
Bank of America Corp.	4,085,676	44,779
* Berkshire Hathaway Inc.
Class B	362,955	28,089
Goldman Sachs
Group Inc.	199,640	26,570
American Express Co.	436,817	22,583
US Bancorp	775,666	19,787
MetLife Inc.	425,849	18,682
Simon Property
Group Inc.	118,362	13,757
Morgan Stanley	561,614	12,923
Bank of New York
Mellon Corp.	501,381	12,845
PNC Financial Services
Group Inc.	212,308	12,656
Prudential Financial Inc.	195,391	12,425
Travelers Cos. Inc.	174,040	10,160
Capital One
Financial Corp.	182,685	9,439
State Street Corp.	202,818	9,145
ACE Ltd.	135,351	8,909
Aflac Inc.	189,710	8,856
Franklin Resources Inc.	63,002	8,272
BB&T Corp.	280,193	7,520
CME Group Inc.	25,689	7,491
Chubb Corp.	119,071	7,455
BlackRock Inc.	37,228	7,141
Equity Residential	118,640	7,118
Marsh &
McLennan Cos. Inc.	219,490	6,846
Charles Schwab Corp.	412,534	6,786
Public Storage	58,089	6,623
ProLogis Inc.	183,307	6,570
Allstate Corp.	213,705	6,524
T Rowe Price Group Inc.	104,456	6,303
Vornado Realty Trust	66,750	6,220
AON Corp.	120,906	6,203
Boston Properties Inc.	57,517	6,106
HCP Inc.	161,947	5,942
Discover Financial
Services	219,908	5,883
Annaly Capital
Management Inc.	324,388	5,852
Ameriprise Financial Inc.	99,439	5,736
Loews Corp.	133,529	5,620
American International
Group Inc.	191,290	5,609
SunTrust Banks Inc.	216,029	5,574
Progressive Corp.	252,944	5,408
Weyerhaeuser Co.	216,340	4,729
Fifth Third Bancorp	370,202	4,720

			Market
			Value
		Shares	($000)
	Host Hotels &
	Resorts Inc.	274,419	4,651
	Hartford Financial
	Services Group Inc.	170,408	4,494
	AvalonBay
	Communities Inc.	34,782	4,466
	Invesco Ltd.	185,725	4,346
	Northern Trust Corp.	87,970	4,043
	M&T Bank Corp.	45,345	3,988
	Principal Financial
	Group Inc.	129,452	3,938
*	Intercontinental-
	Exchange Inc.	29,613	3,693
	Health Care REIT Inc.	69,496	3,644
	Lincoln National Corp.	127,442	3,631
	NYSE Euronext	105,397	3,612
	SLM Corp.	212,529	3,573
	Ventas Inc.	65,743	3,465
*	CIT Group Inc.	76,777	3,398
	Moody’s Corp.	83,363	3,197
	KeyCorp	383,579	3,195
	Unum Group	124,993	3,185
	Regions Financial Corp.	507,341	3,146
	Kimco Realty Corp.	163,995	3,057
*	CB Richard Ellis
	Group Inc. Class A	117,536	2,951
	General Growth
	Properties Inc.	174,694	2,916
	Leucadia National Corp.	83,778	2,857
	Macerich Co.	52,587	2,813
	XL Group plc Class A	125,434	2,757
	Willis Group Holdings plc	65,625	2,698
	Plum Creek
	Timber Co. Inc.	65,294	2,647
	SL Green Realty Corp.	31,894	2,643
	New York Community
	Bancorp Inc.	175,753	2,635
	Comerica Inc.	71,323	2,466
	Huntington
	Bancshares Inc.	348,246	2,285
	Digital Realty Trust Inc.	36,871	2,278
	Rayonier Inc.	32,785	2,143
*	Affiliated Managers
	Group Inc.	20,867	2,117
	Nationwide Health
	Properties Inc.	51,083	2,115
	Federal Realty
	Investment Trust	24,823	2,114
*	Genworth Financial Inc.
	Class A	197,687	2,032
	Torchmark Corp.	31,448	2,017
	People’s United
	Financial Inc.	146,167	1,965
	Legg Mason Inc.	58,378	1,912

53

Large-Cap Index Fund

			Market
			Value
		Shares	($000)
	Alexandria Real Estate
	Equities Inc.	24,469	1,894
	Cincinnati Financial Corp.	62,512	1,824
*	MSCI Inc. Class A	48,301	1,820
	UDR Inc.	73,702	1,809
	TD Ameritrade
	Holding Corp.	92,626	1,807
	Reinsurance Group of
	America Inc. Class A	29,623	1,803
	Everest Re Group Ltd.	22,036	1,801
	PartnerRe Ltd.	25,955	1,787
	Zions Bancorporation	73,815	1,772
*	Arch Capital Group Ltd.	54,416	1,737
	Marshall & Ilsley Corp.	213,350	1,700
	Realty Income Corp.	50,767	1,700
	Jones Lang LaSalle Inc.	17,355	1,637
	WR Berkley Corp.	48,470	1,572
	Hudson City Bancorp Inc.	191,246	1,566
	Liberty Property Trust	46,259	1,507
	RenaissanceRe
	Holdings Ltd.	21,343	1,493
*	Markel Corp.	3,725	1,478
	Assurant Inc.	40,431	1,466
	HCC Insurance
	Holdings Inc.	46,418	1,462
	Regency Centers Corp.	33,090	1,455
	Eaton Vance Corp.	47,616	1,439
	Chimera Investment Corp.	414,338	1,434
	Duke Realty Corp.	101,904	1,428
	Piedmont Office Realty
	Trust Inc. Class A	69,731	1,422
	Axis Capital Holdings Ltd.	45,091	1,396
	Raymond James
	Financial Inc.	43,266	1,391
	SEI Investments Co.	60,077	1,352
	Fidelity National
	Financial Inc. Class A	85,811	1,351
	Commerce
	Bancshares Inc.	29,913	1,286
	Cullen/Frost Bankers Inc.	22,323	1,269
*	NASDAQ OMX Group Inc.	49,841	1,261
	Brown & Brown Inc.	49,006	1,258
	Transatlantic Holdings Inc.	25,216	1,236
	White Mountains
	Insurance Group Ltd.	2,904	1,220
	Hospitality Properties
	Trust	49,905	1,210
	Old Republic
	International Corp.	99,444	1,168
	Weingarten Realty
	Investors	46,246	1,164
	Jefferies Group Inc.	55,945	1,141
	American Financial
	Group Inc.	31,886	1,138
	Assured Guaranty Ltd.	66,772	1,089

			Market
			Value
		Shares	($000)
	City National Corp.	19,048	1,033
	First Horizon
	National Corp.	106,381	1,015
	Federated Investors Inc.
	Class B	37,854	902
	Validus Holdings Ltd.	25,723	796
	Janus Capital Group Inc.	71,419	674
	BOK Financial Corp.	11,040	605
*,^	St. Joe Co.	28,066	585
	CBOE Holdings Inc.	20,964	516
*	LPL Investment
	Holdings Inc.	11,048	378
*	TFS Financial Corp.	37,477	363
			787,914
Health Care (11.6%)
	Johnson & Johnson	1,104,157	73,449
	Pfizer Inc.	3,227,445	66,485
	Merck & Co. Inc.	1,244,647	43,924
	Abbott Laboratories	624,772	32,875
	UnitedHealth Group Inc.	441,467	22,771
*	Amgen Inc.	376,302	21,957
	Bristol-Myers Squibb Co.	687,072	19,898
	Medtronic Inc.	433,235	16,693
	Eli Lilly & Co.	420,474	15,780
	Baxter International Inc.	233,934	13,963
*	Gilead Sciences Inc.	321,092	13,296
	WellPoint Inc.	151,681	11,948
*	Celgene Corp.	189,889	11,454
*	Express Scripts Inc.	202,571	10,935
	Covidien plc	199,448	10,617
	Allergan Inc.	123,474	10,279
*	Thermo Fisher
	Scientific Inc.	157,736	10,157
*	Biogen Idec Inc.	92,409	9,880
*	Medco Health
	Solutions Inc.	163,176	9,223
	McKesson Corp.	102,580	8,581
	Becton Dickinson and Co.	89,186	7,685
*	Agilent Technologies Inc.	140,542	7,183
	Stryker Corp.	118,368	6,947
	Aetna Inc.	155,092	6,838
	St. Jude Medical Inc.	138,142	6,587
	Cardinal Health Inc.	141,137	6,410
*	Intuitive Surgical Inc.	15,675	5,833
	CIGNA Corp.	109,414	5,627
	Humana Inc.	67,991	5,476
*	Zimmer Holdings Inc.	77,534	4,900
	AmerisourceBergen Corp.
	Class A	110,597	4,579
*	Forest Laboratories Inc.	115,444	4,542
*	Mylan Inc.	176,342	4,350
*	Vertex
	Pharmaceuticals Inc.	82,508	4,290
*	Boston Scientific Corp.	614,395	4,245
	Quest Diagnostics Inc.	69,038	4,080

54

Large-Cap Index Fund

			Market
			Value
		Shares	($000)
*	Edwards
	Lifesciences Corp.	46,394	4,045
*	Laboratory Corp. of
	America Holdings	41,070	3,975
*	Illumina Inc.	51,541	3,873
*	Hospira Inc.	67,276	3,812
*	Life Technologies Corp.	72,621	3,781
	CR Bard Inc.	34,369	3,776
*	Waters Corp.	36,844	3,527
*	Watson
	Pharmaceuticals Inc.	50,831	3,494
*	Cerner Corp.	57,166	3,493
*	Alexion
	Pharmaceuticals Inc.	73,662	3,464
*	Varian Medical
	Systems Inc.	48,514	3,397
*	DaVita Inc.	38,743	3,356
	Perrigo Co.	33,580	2,951
*	Henry Schein Inc.	37,150	2,660
*	CareFusion Corp.	90,017	2,446
*	Cephalon Inc.	30,587	2,444
*	Dendreon Corp.	59,565	2,349
*	Mettler-Toledo
	International Inc.	13,076	2,206
*	Coventry Health Care Inc.	60,455	2,205
	DENTSPLY
	International Inc.	57,430	2,187
*	HCA Holdings Inc.	64,726	2,136
*	Hologic Inc.	105,275	2,123
*	ResMed Inc.	61,846	1,914
*	Endo Pharmaceuticals
	Holdings Inc.	47,362	1,903
	Universal Health
	Services Inc. Class B	36,359	1,874
*	Human Genome
	Sciences Inc.	76,247	1,871
*	IDEXX Laboratories Inc.	23,182	1,798
*	Regeneron
	Pharmaceuticals Inc.	28,358	1,608
*	Kinetic Concepts Inc.	26,226	1,511
	Omnicare Inc.	47,245	1,507
*	Allscripts Healthcare
	Solutions Inc.	76,801	1,491
*	Covance Inc.	24,443	1,451
	Warner Chilcott plc
	Class A	56,328	1,359
*	Gen-Probe Inc.	19,551	1,352
	Patterson Cos. Inc.	39,647	1,304
*	Alere Inc.	32,571	1,193
	Pharmaceutical Product
	Development Inc.	44,279	1,188
	Lincare Holdings Inc.	38,914	1,139
*	Community Health
	Systems Inc.	37,544	964

			Market
			Value
		Shares	($000)
*	Bio-Rad Laboratories Inc.
	Class A	7,862	938
*	Charles River Laboratories
	International Inc.	19,438	790
			618,592
Industrials (11.0%)
	General Electric Co.	4,286,357	80,841
	United Technologies Corp.	353,225	31,264
	Caterpillar Inc.	257,810	27,446
	3M Co.	272,956	25,890
	United Parcel Service Inc.
	Class B	296,577	21,629
	Boeing Co.	282,445	20,881
	Union Pacific Corp.	198,217	20,694
	Honeywell
	International Inc.	300,711	17,919
	Emerson Electric Co.	304,431	17,124
	Deere & Co.	170,042	14,020
	Danaher Corp.	226,236	11,988
	CSX Corp.	448,625	11,763
	FedEx Corp.	120,776	11,456
	Norfolk Southern Corp.	143,848	10,779
	Illinois Tool Works Inc.	180,958	10,222
	Lockheed Martin Corp.	120,129	9,727
	Precision Castparts Corp.	57,959	9,543
	General Dynamics Corp.	127,797	9,523
	Tyco International Ltd.	191,113	9,447
	Cummins Inc.	75,883	7,853
	Northrop Grumman Corp.	111,619	7,741
	Raytheon Co.	145,151	7,236
	Waste Management Inc.	182,206	6,791
	PACCAR Inc.	132,589	6,774
	Eaton Corp.	128,974	6,636
	Ingersoll-Rand plc	132,965	6,038
	Parker Hannifin Corp.	65,364	5,866
	CH Robinson
	Worldwide Inc.	67,020	5,284
	Dover Corp.	75,280	5,104
	Rockwell Automation Inc.	57,442	4,984
	Goodrich Corp.	50,663	4,838
	Stanley Black &
	Decker Inc.	64,111	4,619
	Fluor Corp.	71,285	4,609
	Expeditors International
	of Washington Inc.	85,656	4,385
	ITT Corp.	70,444	4,151
	Fastenal Co.	112,986	4,066
	Joy Global Inc.	42,271	4,026
	L-3 Communications
	Holdings Inc.	45,676	3,994
	Cooper Industries plc	66,333	3,958
	Rockwell Collins Inc.	62,565	3,860
	Republic Services Inc.
	Class A	123,945	3,824

55

Large-Cap Index Fund

			Market
			Value
		Shares	($000)
	WW Grainger Inc.	23,823	3,660
	Southwest Airlines Co.	319,231	3,646
	Roper Industries Inc.	38,493	3,206
*	Delta Air Lines Inc.	336,778	3,088
*	United Continental
	Holdings Inc.	132,592	3,001
*	Stericycle Inc.	32,741	2,918
	AMETEK Inc.	64,883	2,913
	Bucyrus International Inc.
	Class A	31,065	2,847
	Textron Inc.	111,415	2,631
	Pall Corp.	46,634	2,622
	Iron Mountain Inc.	72,739	2,480
	Flowserve Corp.	22,548	2,478
*	Kansas City Southern	41,467	2,460
	KBR Inc.	61,078	2,302
*	Jacobs Engineering
	Group Inc.	50,998	2,206
	Pitney Bowes Inc.	82,218	1,890
*	AGCO Corp.	38,107	1,881
	JB Hunt Transport
	Services Inc.	39,244	1,848
*	Owens Corning	47,883	1,788
	Donaldson Co. Inc.	29,452	1,787
	Manpower Inc.	33,122	1,777
	Masco Corp.	145,262	1,748
	Cintas Corp.	52,787	1,744
*	Hertz Global Holdings Inc.	108,842	1,728
*	Quanta Services Inc.	85,190	1,721
	Equifax Inc.	49,538	1,720
*	Verisk Analytics Inc.
	Class A	49,066	1,699
	Timken Co.	33,653	1,696
	SPX Corp.	20,466	1,692
	RR Donnelley & Sons Co.	83,385	1,635
	Pentair Inc.	39,773	1,605
	Avery Dennison Corp.	41,049	1,586
*	Navistar
	International Corp.	27,686	1,563
*	Foster Wheeler AG	50,410	1,531
	Dun & Bradstreet Corp.	20,084	1,517
	Robert Half
	International Inc.	56,081	1,516
*	URS Corp.	32,539	1,456
	Towers Watson & Co.
	Class A	22,060	1,450
*	IHS Inc. Class A	16,919	1,411
	Hubbell Inc. Class B	21,648	1,406
*	Sensata Technologies
	Holding NV	35,241	1,327
*	Terex Corp.	44,077	1,254
*	Babcock & Wilcox Co.	44,818	1,242
	MSC Industrial Direct Co.
	Class A	18,659	1,237
*	Aecom Technology Corp.	43,158	1,180

			Market
			Value
		Shares	($000)
	Ryder System Inc.	20,685	1,176
*	Nielsen Holdings NV	36,167	1,127
*	Copart Inc.	24,107	1,123
	Harsco Corp.	32,606	1,063
*	Shaw Group Inc.	34,391	1,039
	Alliant Techsystems Inc.	13,566	968
*	Spirit Aerosystems
	Holdings Inc. Class A	43,423	955
	Covanta Holding Corp.	54,253	895
			587,232
Information Technology (18.1%)
*	Apple Inc.	371,897	124,835
	International Business
	Machines Corp.	492,355	84,463
	Microsoft Corp.	3,052,625	79,368
	Oracle Corp.	1,631,705	53,699
*	Google Inc. Class A	101,279	51,286
	Intel Corp.	2,215,424	49,094
	Qualcomm Inc.	663,577	37,684
	Cisco Systems Inc.	2,231,616	34,835
	Hewlett-Packard Co.	877,648	31,946
*	EMC Corp.	834,853	23,000
	Visa Inc. Class A	199,742	16,830
	Accenture plc Class A	258,667	15,629
	Texas Instruments Inc.	473,184	15,535
*	eBay Inc.	471,758	15,224
	Mastercard Inc. Class A	44,932	13,540
*	Dell Inc.	701,381	11,692
	Corning Inc.	632,124	11,473
	Automatic Data
	Processing Inc.	200,423	10,558
*	Cognizant Technology
	Solutions Corp. Class A	122,883	9,012
*	NetApp Inc.	145,955	7,703
*	Yahoo! Inc.	501,699	7,546
*	Salesforce.com Inc.	50,414	7,511
	Applied Materials Inc.	532,150	6,923
*	Juniper Networks Inc.	215,733	6,796
	TE Connectivity Ltd.	179,700	6,606
	Broadcom Corp. Class A	195,554	6,578
*	Adobe Systems Inc.	204,182	6,421
*	Intuit Inc.	119,007	6,172
*	Symantec Corp.	307,853	6,071
*	Citrix Systems Inc.	75,714	6,057
	Altera Corp.	129,097	5,984
	Xerox Corp.	564,416	5,876
*	Motorola Solutions Inc.	122,267	5,629
	Western Union Co.	260,843	5,225
	Analog Devices Inc.	120,838	4,730
*	Teradata Corp.	67,578	4,068
	Paychex Inc.	131,319	4,034
*	SanDisk Corp.	95,465	3,962
*	BMC Software Inc.	72,068	3,942
	Xilinx Inc.	105,355	3,842
	Amphenol Corp. Class A	71,008	3,834

56

Large-Cap Index Fund

			Market
			Value
		Shares	($000)
	CA Inc.	164,573	3,759
*	NVIDIA Corp.	234,382	3,735
*	Fiserv Inc.	58,951	3,692
*	F5 Networks Inc.	32,586	3,593
*	Red Hat Inc.	77,911	3,576
*	Autodesk Inc.	92,340	3,564
*	Western Digital Corp.	93,443	3,399
*	VMware Inc. Class A	33,404	3,348
*	Marvell Technology
	Group Ltd.	223,081	3,294
	Avago Technologies Ltd.	84,598	3,215
*	Electronic Arts Inc.	134,924	3,184
	Maxim Integrated
	Products Inc.	119,626	3,058
	Linear Technology Corp.	91,528	3,022
	Fidelity National
	Information Services Inc.	97,712	3,009
*,^	First Solar Inc.	22,540	2,981
	Seagate Technology plc	182,707	2,952
	Microchip Technology Inc.	75,997	2,881
	KLA-Tencor Corp.	67,532	2,734
*	Micron Technology Inc.	362,079	2,708
*	Atmel Corp.	184,895	2,601
*	Rovi Corp.	45,008	2,582
	Activision Blizzard Inc.	214,579	2,506
*	Motorola Mobility
	Holdings Inc.	112,881	2,488
*	Informatica Corp.	42,576	2,488
	National
	Semiconductor Corp.	97,310	2,395
*	Akamai Technologies Inc.	75,572	2,378
	Computer Sciences Corp.	62,568	2,375
	Harris Corp.	51,677	2,329
*	Riverbed Technology Inc.	57,904	2,292
*	Lam Research Corp.	49,904	2,210
	VeriSign Inc.	65,942	2,206
	FLIR Systems Inc.	63,992	2,157
*	Nuance
	Communications Inc.	97,051	2,084
*	ANSYS Inc.	37,080	2,027
*	SAIC Inc.	120,021	2,019
*	Flextronics
	International Ltd.	306,628	1,969
*	Avnet Inc.	61,619	1,964
*	Trimble Navigation Ltd.	49,287	1,954
*	Alliance Data
	Systems Corp.	20,715	1,949
*	TIBCO Software Inc.	66,957	1,943
*	Arrow Electronics Inc.	46,410	1,926
*	Equinix Inc.	18,698	1,889
*	ON Semiconductor Corp.	178,287	1,867
	Factset Research
	Systems Inc.	17,793	1,821
*	Rackspace Hosting Inc.	41,719	1,783
*	LSI Corp.	248,505	1,769

			Market
			Value
		Shares	($000)
*	Skyworks Solutions Inc.	74,814	1,719
	Global Payments Inc.	32,222	1,643
*	Advanced Micro
	Devices Inc.	234,948	1,642
	Jabil Circuit Inc.	79,160	1,599
*	Acme Packet Inc.	22,624	1,587
*	VeriFone Systems Inc.	35,683	1,582
*	Synopsys Inc.	60,238	1,549
*	Cree Inc.	44,172	1,484
*	IAC/InterActiveCorp	34,043	1,299
	Total System Services Inc.	66,433	1,234
*	Brocade Communications
	Systems Inc.	190,398	1,230
	Broadridge Financial
	Solutions Inc.	50,587	1,218
*	Ingram Micro Inc.	63,331	1,149
*	Lexmark International Inc.
	Class A	31,841	932
*	Dolby Laboratories Inc.
	Class A	21,543	915
*	AOL Inc.	43,164	857
*	MEMC Electronic
	Materials Inc.	93,101	794
	Lender Processing
	Services Inc.	34,900	730
	Molex Inc. Class A	30,473	655
	Molex Inc.	25,171	649
	Tellabs Inc.	137,919	636
*	Freescale Semiconductor
	Holdings I Ltd.	19,436	357
			960,348
Materials (4.2%)
	EI du Pont de
	Nemours & Co.	372,000	20,107
	Freeport-McMoRan
	Copper & Gold Inc.	379,716	20,087
	Dow Chemical Co.	471,417	16,971
	Monsanto Co.	216,605	15,712
	Praxair Inc.	122,469	13,274
	Newmont Mining Corp.	196,289	10,594
	Air Products &
	Chemicals Inc.	86,713	8,288
	Mosaic Co.	111,307	7,539
	Alcoa Inc.	428,582	6,797
	PPG Industries Inc.	64,843	5,887
	Cliffs Natural
	Resources Inc.	58,422	5,401
	Ecolab Inc.	93,925	5,295
	Nucor Corp.	127,450	5,253
	International Paper Co.	168,566	5,027
	LyondellBasell Industries
	NV Class A	114,560	4,413
	CF Industries
	Holdings Inc.	28,796	4,080
	Sigma-Aldrich Corp.	49,261	3,615

57

Large-Cap Index Fund

			Market
			Value
		Shares	($000)
	Lubrizol Corp.	25,909	3,479
	Celanese Corp. Class A	62,999	3,358
	Sherwin-Williams Co.	36,783	3,085
	Eastman Chemical Co.	28,538	2,913
	Walter Energy Inc.	25,003	2,895
	United States Steel Corp.	58,020	2,671
	Ball Corp.	67,708	2,604
	Allegheny
	Technologies Inc.	40,738	2,586
	FMC Corp.	28,889	2,485
*	Crown Holdings Inc.	62,858	2,440
	Albemarle Corp.	35,185	2,435
	MeadWestvaco Corp.	67,987	2,265
	Airgas Inc.	32,270	2,260
	International Flavors &
	Fragrances Inc.	32,387	2,081
	Ashland Inc.	31,959	2,065
	Vulcan Materials Co.	52,112	2,008
	Rock-Tenn Co. Class A	26,844	1,781
*	Owens-Illinois Inc.	66,046	1,705
	Sealed Air Corp.	64,323	1,530
	Reliance Steel &
	Aluminum Co.	30,204	1,500
	Nalco Holding Co.	53,237	1,480
	Martin Marietta
	Materials Inc.	18,455	1,476
	Bemis Co. Inc.	43,248	1,461
	Huntsman Corp.	77,428	1,459
*	Molycorp Inc.	23,787	1,452
	Sonoco Products Co.	40,519	1,440
	Steel Dynamics Inc.	83,624	1,359
	Valspar Corp.	37,319	1,346
	Scotts Miracle-Gro Co.
	Class A	18,724	961
	Titanium Metals Corp.	35,864	657
	Greif Inc. Class A	9,563	622
			220,199
Telecommunication Services (3.0%)
	AT&T Inc.	2,386,311	74,954
	Verizon
	Communications Inc.	1,130,340	42,083
	CenturyLink Inc.	242,100	9,788
*	American Tower Corp.
	Class A	160,409	8,394
*	Sprint Nextel Corp.	1,205,965	6,500
*	Crown Castle
	International Corp.	117,342	4,786
	Frontier
	Communications Corp.	400,824	3,235
*	NII Holdings Inc.	68,469	2,902
	Windstream Corp.	203,395	2,636
*	SBA
	Communications Corp.
	Class A	46,367	1,771

			Market
			Value
		Shares	($000)
*	MetroPCS
	Communications Inc.	100,723	1,734
	Telephone &
	Data Systems Inc.	18,158	564
	Telephone &
	Data Systems Inc. -
	Special Common Shares	10,594	285
*	United States
	Cellular Corp.	5,439	263
*,^	Clearwire Corp. Class A	52,610	199
			160,094
Utilities (3.4%)
	Southern Co.	335,374	13,542
	Exelon Corp.	267,252	11,449
	Dominion Resources Inc.	234,541	11,321
	Duke Energy Corp.	536,666	10,105
	NextEra Energy Inc.	161,347	9,271
	FirstEnergy Corp.	168,737	7,450
	American Electric
	Power Co. Inc.	193,962	7,309
	PG&E Corp.	159,846	6,718
	Public Service Enterprise
	Group Inc.	204,081	6,661
	PPL Corp.	227,909	6,343
	Consolidated Edison Inc.	117,772	6,270
	Progress Energy Inc.	118,450	5,687
	Entergy Corp.	72,255	4,934
	Sempra Energy	92,195	4,875
	Edison International	124,884	4,839
	Xcel Energy Inc.	194,728	4,732
*	AES Corp.	270,241	3,443
	DTE Energy Co.	68,349	3,419
	CenterPoint Energy Inc.	162,871	3,152
	Oneok Inc.	41,102	3,042
	Wisconsin Energy Corp.	94,390	2,959
	Constellation Energy
	Group Inc.	76,638	2,909
	Ameren Corp.	97,069	2,799
	Northeast Utilities	71,249	2,506
*	NRG Energy Inc.	99,926	2,456
	NiSource Inc.	112,717	2,283
	American Water
	Works Co. Inc.	70,724	2,083
	National Fuel Gas Co.	28,284	2,059
*	Calpine Corp.	125,527	2,025
	CMS Energy Corp.	101,722	2,003
	OGE Energy Corp.	39,478	1,987
	Pinnacle West
	Capital Corp.	43,920	1,958
	SCANA Corp.	49,061	1,932
	NSTAR	41,846	1,924
	Alliant Energy Corp.	44,737	1,819
	Pepco Holdings Inc.	90,801	1,782
	MDU Resources
	Group Inc.	76,214	1,715

58

Large-Cap Index Fund

		Market
		Value
	Shares	($000)
Integrys Energy
Group Inc.	31,501	1,633
TECO Energy Inc.	82,368	1,556
NV Energy Inc.	95,099	1,460
DPL Inc.	48,120	1,451
UGI Corp.	44,872	1,431
AGL Resources Inc.	31,498	1,282
Aqua America Inc.	55,753	1,225
		181,799
Total Common Stocks
(Cost $4,620,971)		5,312,831
Temporary Cash Investments (0.3%)[1]
Money Market Fund (0.3%)
[2,3] Vanguard Market
Liquidity Fund,
0.140%	15,617,973	15,618

	Face
	Amount
	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Fannie Mae
Discount Notes,
0.060%, 8/8/11	100	100
[4,5] Federal Home
Loan Bank
Discount Notes,
0.100%, 10/11/11	400	400
		500
Total Temporary Cash Investments
(Cost $16,118)		16,118
Total Investments (100.2%)
(Cost $4,637,089)		5,328,949
Other Assets and Liabilities (-0.2%)
Other Assets		12,365
Liabilities[3]		(20,948)
		(8,583)
Net Assets (100%)		5,320,366

At June 30, 2011, net assets consisted of:
Amount
($000)
Paid-in Capital	4,839,631
Overdistributed Net Investment Income	(2,727)
Accumulated Net Realized Losses	(208,520)
Unrealized Appreciation (Depreciation)
Investment Securities	691,860
Futures Contracts	122
Net Assets	5,320,366

Investor Shares—Net Assets
Applicable to 13,872,727 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	339,655
Net Asset Value Per Share—
Investor Shares	$24.48

Admiral Shares—Net Assets
Applicable to 26,420,256 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	808,778
Net Asset Value Per Share—
Admiral Shares	$30.61

Signal Shares—Net Assets
Applicable to 19,060,878 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	508,909
Net Asset Value Per Share—
Signal Shares	$26.70

Institutional Shares—Net Assets
Applicable to 3,879,218 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	488,733
Net Asset Value Per Share—
Institutional Shares	$125.99

59

Large-Cap Index Fund

Amount
($000)
ETF Shares—Net Assets
Applicable to 52,372,311 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	3,174,291
Net Asset Value Per Share—
ETF Shares	$60.61

See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $5,112,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $5,158,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
5 Securities with a value of $500,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

60

Large-Cap Index Fund

Statement of Operations

Six Months Ended
June 30, 2011
($000)
Investment Income
Income
Dividends	46,853
Interest[1]	10
Security Lending	184
Total Income	47,047
Expenses
The Vanguard Group—Note B
Investment Advisory Services	244
Management and Administrative—Investor Shares	300
Management and Administrative—Admiral Shares	284
Management and Administrative—Signal Shares	141
Management and Administrative—Institutional Shares	65
Management and Administrative—ETF Shares	1,005
Marketing and Distribution—Investor Shares	57
Marketing and Distribution—Admiral Shares	63
Marketing and Distribution—Signal Shares	65
Marketing and Distribution—Institutional Shares	46
Marketing and Distribution—ETF Shares	345
Custodian Fees	128
Shareholders’ Reports—Investor Shares	4
Shareholders’ Reports—Admiral Shares	3
Shareholders’ Reports—Signal Shares	—
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	29
Trustees’ Fees and Expenses	2
Total Expenses	2,781
Net Investment Income	44,266
Realized Net Gain (Loss)
Investment Securities Sold	41,198
Futures Contracts	331
Realized Net Gain (Loss)	41,529
Change in Unrealized Appreciation (Depreciation)
Investment Securities	207,018
Futures Contracts	12
Change in Unrealized Appreciation (Depreciation)	207,030
Net Increase (Decrease) in Net Assets Resulting from Operations	292,825
1 Interest income from an affiliated company of the fund was $10,000.

See accompanying Notes, which are an integral part of the Financial Statements.

61

Large-Cap Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	44,266	75,701
Realized Net Gain (Loss)	41,529	6,366
Change in Unrealized Appreciation (Depreciation)	207,030	527,597
Net Increase (Decrease) in Net Assets Resulting from Operations	292,825	609,664
Distributions
Net Investment Income
Investor Shares	(2,413)	(7,845)
Admiral Shares	(6,728)	(8,587)
Signal Shares	(4,053)	(6,266)
Institutional Shares	(3,104)	(4,906)
ETF Shares	(26,301)	(50,505)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(42,599)	(78,109)
Capital Share Transactions
Investor Shares	16,297	(195,407)
Admiral Shares	73,567	309,402
Signal Shares	106,287	90,487
Institutional Shares	192,508	(63,720)
ETF Shares	161,586	30,284
Net Increase (Decrease) from Capital Share Transactions	550,245	171,046
Total Increase (Decrease)	800,471	702,601
Net Assets
Beginning of Period	4,519,895	3,817,294
End of Period[1]	5,320,366	4,519,895
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($2,727,000) and ($4,394,000).

See accompanying Notes, which are an integral part of the Financial Statements.

62

Large-Cap Index Fund

Financial Highlights

Investor Shares

Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$23.25	$20.47	$16.41	$26.59	$25.42	$22.38
Investment Operations
Net Investment Income	.197	.372	.387	.416	.426	.393
Net Realized and Unrealized Gain (Loss)
on Investments	1.220	2.791	4.075	(10.191)	1.171	3.044
Total from Investment Operations	1.417	3.163	4.462	(9.775)	1.597	3.437
Distributions
Dividends from Net Investment Income	(.187)	(.383)	(.402)	(.405)	(.427)	(.397)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.187)	(.383)	(.402)	(.405)	(.427)	(.397)
Net Asset Value, End of Period	$24.48	$23.25	$20.47	$16.41	$26.59	$25.42

Total Return[1]	6.11%	15.63%	27.60%	-37.08%	6.29%	15.49%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$340	$307	$448	$376	$346	$211
Ratio of Total Expenses to
Average Net Assets	0.24%	0.26%	0.26%	0.21%	0.20%	0.20%
Ratio of Net Investment Income to
Average Net Assets	1.65%	1.78%	2.24%	2.12%	1.69%	1.74%
Portfolio Turnover Rate[2]	6%	8%	8%	9%	8%	9%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

63

Large-Cap Index Fund

Financial Highlights

Admiral Shares

Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$29.07	$25.59	$20.51	$33.25	$31.78	$27.98
Investment Operations
Net Investment Income	.268	.503	.516	.547	.570	.514
Net Realized and Unrealized Gain (Loss)
on Investments	1.528	3.495	5.097	(12.750)	1.470	3.806
Total from Investment Operations	1.796	3.998	5.613	(12.203)	2.040	4.320
Distributions
Dividends from Net Investment Income	(.256)	(.518)	(.533)	(.537)	(.570)	(.520)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.256)	(.518)	(.533)	(.537)	(.570)	(.520)
Net Asset Value, End of Period	$30.61	$29.07	$25.59	$20.51	$33.25	$31.78

Total Return	6.20%	15.81%	27.80%	-37.05%	6.43%	15.58%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$809	$698	$328	$254	$220	$164
Ratio of Total Expenses to
Average Net Assets	0.10%	0.12%	0.12%	0.10%	0.08%	0.12%
Ratio of Net Investment Income to
Average Net Assets	1.79%	1.92%	2.38%	2.23%	1.81%	1.82%
Portfolio Turnover Rate[1]	6%	8%	8%	9%	8%	9%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

64

Large-Cap Index Fund

Financial Highlights

Signal Shares

	Six Months				Aug. 30,
	Ended				2007[1] to
For a Share Outstanding	June 30,		Year Ended December 31,		Dec. 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$25.36	$22.32	$17.89	$29.00	$28.74
Investment Operations
Net Investment Income	.233	.440	.451	.481	.173
Net Realized and Unrealized Gain (Loss)
on Investments	1.330	3.052	4.446	(11.121)	.361
Total from Investment Operations	1.563	3.492	4.897	(10.640)	.534
Distributions
Dividends from Net Investment Income	(.223)	(.452)	(.467)	(.470)	(.274)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.223)	(.452)	(.467)	(.470)	(.274)
Net Asset Value, End of Period	$26.70	$25.36	$22.32	$17.89	$29.00

Total Return	6.18%	15.83%	27.81%	-37.03%	1.85%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$509	$381	$247	$102	$39
Ratio of Total Expenses to
Average Net Assets	0.10%	0.12%	0.12%	0.10%	0.08%[2]
Ratio of Net Investment Income to
Average Net Assets	1.79%	1.92%	2.38%	2.23%	1.81%[2]
Portfolio Turnover Rate[3]	6%	8%	8%	9%	8%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

65

Large-Cap Index Fund

Financial Highlights

Institutional Shares

Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$119.65	$105.33	$84.43	$136.82	$130.78	$115.14
Investment Operations
Net Investment Income	1.119	2.111	2.160	2.283	2.344	2.151
Net Realized and Unrealized Gain (Loss)
on Investments	6.288	14.383	20.973	(52.440)	6.047	15.660
Total from Investment Operations	7.407	16.494	23.133	(50.157)	8.391	17.811
Distributions
Dividends from Net Investment Income	(1.067)	(2.174)	(2.233)	(2.233)	(2.351)	(2.171)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.067)	(2.174)	(2.233)	(2.233)	(2.351)	(2.171)
Net Asset Value, End of Period	$125.99	$119.65	$105.33	$84.43	$136.82	$130.78

Total Return	6.21%	15.85%	27.84%	-37.01%	6.42%	15.61%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$489	$276	$306	$207	$103	$79
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.08%	0.07%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.81%	1.96%	2.42%	2.26%	1.81%	1.86%
Portfolio Turnover Rate[1]	6%	8%	8%	9%	8%	9%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

66

Large-Cap Index Fund

Financial Highlights

ETF Shares

Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$57.56	$50.67	$40.61	$65.83	$62.92	$55.40
Investment Operations
Net Investment Income	.530	.996	1.022	1.098	1.136	1.044
Net Realized and Unrealized Gain (Loss)
on Investments	3.025	6.920	10.095	(25.243)	2.912	7.529
Total from Investment Operations	3.555	7.916	11.117	(24.145)	4.048	8.573
Distributions
Dividends from Net Investment Income	(.505)	(1.026)	(1.057)	(1.075)	(1.138)	(1.053)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.505)	(1.026)	(1.057)	(1.075)	(1.138)	(1.053)
Net Asset Value, End of Period	$60.61	$57.56	$50.67	$40.61	$65.83	$62.92

Total Return	6.20%	15.81%	27.80%	-37.02%	6.44%	15.61%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,174	$2,858	$2,489	$1,957	$1,162	$587
Ratio of Total Expenses to
Average Net Assets	0.10%	0.12%	0.12%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to
Average Net Assets	1.79%	1.92%	2.38%	2.26%	1.82%	1.87%
Portfolio Turnover Rate[1]	6%	8%	8%	9%	8%	9%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

67

Large-Cap Index Fund

Notes to Financial Statements

Vanguard Large-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Signal Shares, and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2007–2010), and for the period ended June 30, 2011, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

68

Large-Cap Index Fund

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2011, the fund had contributed capital of $827,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.33% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of June 30, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	5,312,831	—	—
Temporary Cash Investments	15,618	500	—
Futures Contracts—Assets[1]	56	—	—
Futures Contracts—Liabilities[1]	(6)	—	—
Total	5,328,499	500	—
1 Represents variation margin on the last day of the reporting period.

69

Large-Cap Index Fund

D. At June 30, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	September 2011	13	4,275	110
E-mini S&P 500 Index	September 2011	14	921	12

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2011, the fund realized $30,130,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2010, the fund had available capital loss carryforwards totaling $201,206,000 to offset future net capital gains of $11,000 through December 31, 2013, $463,000 through December 31, 2014, $1,570,000 through December 31, 2015, $48,005,000 through December 31, 2016, $117,390,000 through December 31, 2017, and $33,767,000 through December 31, 2018. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2011; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2011, the cost of investment securities for tax purposes was $4,637,089,000. Net unrealized appreciation of investment securities for tax purposes was $691,860,000, consisting of unrealized gains of $954,418,000 on securities that had risen in value since their purchase and $262,558,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2011, the fund purchased $776,472,000 of investment securities and sold $224,120,000 of investment securities, other than temporary cash investments.

70

Large-Cap Index Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		June 30, 2011	December 31, 2010
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	111,021	4,598	212,649	10,107
Issued in Lieu of Cash Distributions	2,298	96	7,274	344
Redeemed	(97,022)	(4,019)	(415,330)	(19,133)
Net Increase (Decrease)—Investor Shares	16,297	675	(195,407)	(8,682)
Admiral Shares
Issued	169,105	5,577	397,481	14,514
Issued in Lieu of Cash Distributions	5,834	195	7,231	266
Redeemed	(101,372)	(3,346)	(95,310)	(3,594)
Net Increase (Decrease)—Admiral Shares	73,567	2,426	309,402	11,186
Signal Shares
Issued	158,824	6,007	159,203	6,977
Issued in Lieu of Cash Distributions	2,837	109	4,385	187
Redeemed	(55,374)	(2,099)	(73,101)	(3,165)
Net Increase (Decrease)—Signal Shares	106,287	4,017	90,487	3,999
Institutional Shares
Issued	206,905	1,684	60,095	560
Issued in Lieu of Cash Distributions	2,712	22	4,210	38
Redeemed	(17,109)	(135)	(128,025)	(1,194)
Net Increase (Decrease)—Institutional Shares	192,508	1,571	(63,720)	(596)
ETF Shares
Issued	234,539	3,924	138,340	2,628
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(72,953)	(1,200)	(108,056)	(2,100)
Net Increase (Decrease)—ETF Shares	161,586	2,724	30,284	528

H. In preparing the financial statements as of June 30, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

71

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

72

Six Months Ended June 30, 2011
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	12/31/2010	6/30/2011	Period
Based on Actual Fund Return
Growth Index Fund
Investor Shares	$1,000.00	$1,059.04	$1.28
Admiral Shares	1,000.00	1,059.60	0.51
Signal Shares	1,000.00	1,059.74	0.51
Institutional Shares	1,000.00	1,059.73	0.41
ETF Shares	1,000.00	1,059.74	0.51
Value Index Fund
Investor Shares	$1,000.00	$1,063.29	$1.28
Admiral Shares	1,000.00	1,064.03	0.51
Signal Shares	1,000.00	1,064.37	0.51
Institutional Shares	1,000.00	1,064.22	0.41
ETF Shares	1,000.00	1,064.18	0.51
Large-Cap Index Fund
Investor Shares	$1,000.00	$1,061.13	$1.23
Admiral Shares	1,000.00	1,061.98	0.51
Signal Shares	1,000.00	1,061.83	0.51
Institutional Shares	1,000.00	1,062.11	0.41
ETF Shares	1,000.00	1,062.00	0.51

73

Six Months Ended June 30, 2011
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	12/31/2010	6/30/2011	Period
Based on Hypothetical 5% Yearly Return
Growth Index Fund
Investor Shares	$1,000.00	$1,023.55	$1.25
Admiral Shares	1,000.00	1,024.30	0.50
Signal Shares	1,000.00	1,024.30	0.50
Institutional Shares	1,000.00	1,024.40	0.40
ETF Shares	1,000.00	1,024.30	0.50
Value Index Fund
Investor Shares	$1,000.00	$1,023.55	$1.25
Admiral Shares	1,000.00	1,024.30	0.50
Signal Shares	1,000.00	1,024.30	0.50
Institutional Shares	1,000.00	1,024.40	0.40
ETF Shares	1,000.00	1,024.30	0.50
Large-Cap Index Fund
Investor Shares	$1,000.00	$1,023.60	$1.20
Admiral Shares	1,000.00	1,024.30	0.50
Signal Shares	1,000.00	1,024.30	0.50
Institutional Shares	1,000.00	1,024.40	0.40
ETF Shares	1,000.00	1,024.30	0.50

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Growth Index Fund, 0.25% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.08% for Institutional Shares, and 0.10% for ETF Shares; for the Value Index Fund, 0.25% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.08% for Institutional Shares, and 0.10% for ETF Shares; and for the Large-Cap Index Fund, 0.24% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.08% for Institutional Shares, and 0.10% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

74

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Growth Index Fund, Value Index Fund, and Large-Cap Index Fund has renewed the funds’ investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Quantitative Equity Group—serves as the investment advisor for the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the funds’ investment management over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance
The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance of their target indexes and peer groups. The board concluded that the funds have performed in line with expectations, and that their results have been consistent with their investment strategies. Information about the funds’ most recent performance can be found on the Performance Summary pages of this report.

Cost
The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the funds’ advisory fee rates were also well below their peer-group averages. Information about the funds’ expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the funds’ low-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

75

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

76

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

77

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 178 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	and President (2006–2008) of Rohm and Haas Co.
(chemicals); Director of Tyco International, Ltd.
F. William McNabb III	(diversified manufacturing and services) and Hewlett-
Born 1957. Trustee Since July 2009. Chairman of the	Packard Co. (electronic computer manufacturing);
Board. Principal Occupation(s) During the Past Five	Senior Advisor at New Mountain Capital; Trustee
Years: Chairman of the Board of The Vanguard Group,	of The Conference Board; Member of the Board of
Inc., and of each of the investment companies served	Managers of Delphi Automotive LLP (automotive
by The Vanguard Group, since January 2010; Director	components).
of The Vanguard Group since 2008; Chief Executive
Officer and President of The Vanguard Group and of	Amy Gutmann
each of the investment companies served by The	Born 1949. Trustee Since June 2006. Principal
Vanguard Group since 2008; Director of Vanguard	Occupation(s) During the Past Five Years: President
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Christopher H.
Vanguard Group (1995–2008).	Browne Distinguished Professor of Political Science
in the School of Arts and Sciences with secondary
appointments at the Annenberg School for Commu-
Independent Trustees	nication and the Graduate School of Education
of the University of Pennsylvania; Director of
Emerson U. Fullwood	Carnegie Corporation of New York, Schuylkill River
Born 1948. Trustee Since January 2008. Principal	Development Corporation, and Greater Philadelphia
Occupation(s) During the Past Five Years: Executive	Chamber of Commerce; Trustee of the National
Chief Staff and Marketing Officer for North America	Constitution Center; Chair of the Presidential
and Corporate Vice President (retired 2008) of Xerox	Commission for the Study of Bioethical Issues.
Corporation (document management products and
services); Executive in Residence and 2010	JoAnn Heffernan Heisen
Distinguished Minett Professor at the Rochester	Born 1950. Trustee Since July 1998. Principal
Institute of Technology; Director of SPX Corporation	Occupation(s) During the Past Five Years: Corporate
(multi-industry manufacturing), the United Way of	Vice President and Chief Global Diversity Officer
Rochester, Amerigroup Corporation (managed health	(retired 2008) and Member of the Executive
care), the University of Rochester Medical Center,	Committee (1997–2008) of Johnson & Johnson
Monroe Community College Foundation, and North	(pharmaceuticals/consumer products); Director of
Carolina A&T University.	Skytop Lodge Corporation (hotels), the University
Medical Center at Princeton, the Robert Wood
Rajiv L. Gupta	Johnson Foundation, and the Center for Work Life
Born 1945. Trustee Since December 2001.[2]	Policy; Member of the Advisory Board of the
Principal Occupation(s) During the Past Five Years:	Maxwell School of Citizenship and Public Affairs
Chairman and Chief Executive Officer (retired 2009)	at Syracuse University.

F. Joseph Loughrey	Thomas J. Higgins
Born 1949. Trustee Since October 2009. Principal	Born 1957. Chief Financial Officer Since September
Occupation(s) During the Past Five Years: President	2008. Principal Occupation(s) During the Past Five
and Chief Operating Officer (retired 2009) and Vice	Years: Principal of The Vanguard Group, Inc.; Chief
Chairman of the Board (2008–2009) of Cummins Inc.	Financial Officer of each of the investment companies
(industrial machinery); Director of SKF AB (industrial	served by The Vanguard Group since 2008; Treasurer
machinery), Hillenbrand, Inc. (specialized consumer	of each of the investment companies served by The
services), the Lumina Foundation for Education, and	Vanguard Group (1998–2008).
Oxfam America; Chairman of the Advisory Council
for the College of Arts and Letters and Member	Kathryn J. Hyatt
of the Advisory Board to the Kellogg Institute for	Born 1955. Treasurer Since November 2008. Principal
International Studies at the University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Treasurer of each of
André F. Perold	the investment companies served by The Vanguard
Born 1952. Trustee Since December 2004. Principal	Group since 2008; Assistant Treasurer of each of the
Occupation(s) During the Past Five Years: George	investment companies served by The Vanguard Group
Gund Professor of Finance and Banking at the Harvard	(1988–2008).
Business School; Chair of the Investment Committee
of HighVista Strategies LLC (private investment firm).	Heidi Stam
Born 1956. Secretary Since July 2005. Principal
Alfred M. Rankin, Jr.	Occupation(s) During the Past Five Years: Managing
Born 1941. Trustee Since January 1993. Principal	Director of The Vanguard Group, Inc., since 2006;
Occupation(s) During the Past Five Years: Chairman,	General Counsel of The Vanguard Group since 2005;
President, and Chief Executive Officer of NACCO	Secretary of The Vanguard Group and of each of the
Industries, Inc. (forklift trucks/housewares/lignite);	investment companies served by The Vanguard Group
Director of Goodrich Corporation (industrial products/	since 2005; Director and Senior Vice President of
aircraft systems and services) and the National	Vanguard Marketing Corporation since 2005;
Association of Manufacturers; Chairman of the	Principal of The Vanguard Group (1997–2006).
Federal Reserve Bank of Cleveland; Vice Chairman
of University Hospitals of Cleveland; President of
the Board of The Cleveland Museum of Art.	Vanguard Senior Management Team

Peter F. Volanakis	R. Gregory Barton	Michael S. Miller
Born 1955. Trustee Since July 2009. Principal	Mortimer J. Buckley	James M. Norris
Occupation(s) During the Past Five Years: President	Kathleen C. Gubanich	Glenn W. Reed
and Chief Operating Officer (retired 2010) of Corning	Paul A. Heller	George U. Sauter
Incorporated (communications equipment); Director of	Martha G. King
Corning Incorporated (2000–2010) and Dow Corning
(2001–2010); Overseer of the Amos Tuck School of
Business Administration at Dartmouth College.	Chairman Emeritus and Senior Advisor

John J. Brennan
Executive Officers	Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008
Glenn Booraem
Born 1967. Controller Since July 2010. Principal
Occupation(s) During the Past Five Years: Principal	Founder
of The Vanguard Group, Inc.; Controller of each of
the investment companies served by The Vanguard	John C. Bogle
Group since 2010; Assistant Controller of each of	Chairman and Chief Executive Officer, 1974–1996
the investment companies served by The Vanguard
Group (2001–2010).

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
With Hearing Impairment > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2011 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q03072 082011

Vanguard Total Stock Market
Index Fund Semiannual Report

June 30, 2011

> For the six months ended June 30, 2011, Vanguard Total Stock Market Index Fund returned about 6%.

> The fund closely tracked its benchmark index and slightly outpaced the average return for multi-cap core funds.

> With the exception of financials, all market sectors posted gains. Health care and energy stocks contributed the most to fund returns.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	6
Performance Summary.	8
Financial Statements.	9
About Your Fund’s Expenses.	25
Trustees Approve Advisory Arrangement.	27
Glossary.	28

Total Stock Market Index Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.

Cover photograph: Jean Maher.

Your Fund’s Total Returns

Six Months Ended June 30, 2011

Total
Returns
Vanguard Total Stock Market Index Fund
Investor Shares	6.31%
Admiral™ Shares	6.34
Signal® Shares	6.34
Institutional Shares	6.37
ETF Shares
Market Price	6.27
Net Asset Value	6.34
MSCI US Broad Market Index	6.36
Multi-Cap Core Funds Average	5.96
Multi-Cap Core Funds Average: Derived from data provided by Lipper Inc.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Signal Shares and Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Your Fund’s Performance at a Glance
December 31, 2010 , Through June 30, 2011

			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Total Stock Market Index Fund
Investor Shares	$31.56	$33.29	$0.256	$0.000
Admiral Shares	31.57	33.29	0.275	0.000
Signal Shares	30.47	32.13	0.265	0.000
Institutional Shares	31.57	33.30	0.276	0.000
ETF Shares	64.86	68.39	0.566	0.000

1

Chairman’s Letter

Dear Shareholder,

For the six months ended June 30, Investor Shares of Vanguard Total Stock Market Index Fund returned 6.31%, closely tracking the target MSCI US Broad Market Index and outperforming the average return of peer funds.

The fund posted positive results in nine of ten sectors, with health care and energy stocks contributing most significantly. Only the financial sector recorded a loss.

For stock markets, a ragged six-month gain
Global stock markets climbed unsteadily as investor attitudes swung from giddy optimism about the strength of corporate earnings to fears that the slow, grinding recovery was losing momentum. Stock prices rallied through the first four months of 2011, pulled back as economic news turned gloomier, then bounced back at the end of the period.

The broad U.S. stock market returned about 6% for the six months. International stock markets finished a few steps behind, restrained by sovereign-debt dramas in Europe and the economic aftershocks of the Japanese natural and nuclear disaster. Gains were modest in emerging markets, too, as big economies such as China and Brazil grappled with inflationary pressures.

2

Low yields, solid returns in the bond market
Bonds delivered solid six-month returns even as interest rates hovered near generational lows. Bond prices rallied in the spring as economic anxiety prompted a search for safer havens in fixed income. The broad taxable bond market returned almost 3%. The municipal market performed even better. Municipal securities were hammered early in the year as unsettling headlines raised doubts about their safety. Toward the end, investors’ worries began to recede and prices rose.

The yields on money market instruments remained nearly invisible, consistent with the Federal Reserve Board’s target for short-term interest rates, which since December 2008 has been anchored between 0% and 0.25%.

Health care and energy stocks led the fund’s returns
Vanguard Total Stock Market Index Fund is designed to provide investors with exposure to the entire U.S. equity market, including small-, mid-, and large-cap growth and value stocks. Although the fund (like the market itself) is more heavily weighted in large-caps, its limited exposure to mid- and small-cap stocks—which outperformed their larger counterparts for the period— helped boost returns.

On a sector basis, the fund’s performance was led by holdings in health care and energy. Health care—the market’s top

Market Barometer

			Total Returns
		Periods Ended June 30, 2011
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	6.37%	31.93%	3.30%
Russell 2000 Index (Small-caps)	6.21	37.41	4.08
Dow Jones U.S. Total Stock Market Index	6.01	32.26	3.66
MSCI All Country World Index ex USA (International)	3.80	29.73	3.67

Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	2.72%	3.90%	6.52%
Barclays Capital Municipal Bond Index (Broad
tax-exempt market)	4.42	3.48	4.93
Citigroup Three-Month U.S. Treasury Bill Index	0.06	0.14	1.86

CPI
Consumer Price Index	2.99%	3.56%	2.15%

3

performer for the six months—lagged early on but bounced back later on as investors looked to the sector for stability amid rising concerns over economic uncertainty. These stocks generally gained across the industry, with pharmaceuticals and health care providers leading the way.

Despite signs of a weakening global economy, crude oil prices remained high, boosting stocks within the energy sector. Oil and gas companies added the most to fund returns. Consumer discretionary and industrial stocks also contributed significantly to the fund’s six-month performance.

As I noted earlier, the financial sector—which accounted for about 16% of fund holdings, on average—ended the period in negative territory. Battered investment and commercial banks weighed heaviest on performance.

The fund closely tracked its target index, as it has done since its inception in 1992 (a ten-year track record is in the Performance Summary, later in this report). Such tight tracking is a credit to the advisor, Vanguard Quantitative Equity Group, which combines skilled portfolio management with sophisticated risk-control and trading systems. The fund’s low expense ratio is important as well.

Focus on your goals rather than the market’s swings
The stock market turned in solid results for the six months just ended. But the financial markets are unpredictable, and nobody

Expense Ratios
Your Fund Compared With Its Peer Group

						Peer
	Investor	Admiral	Signal	Institutional	ETF	Group
	Shares	Shares	Shares	Shares	Shares	Average
Total Stock Market Index Fund	0.18%	0.07%	0.07%	0.06%	0.07%	1.18%

The fund expense ratios shown are from the prospectus dated April 29, 2011, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2011, the fund’s annualized expense ratios were: 0.17% for Investor Shares, 0.05% for Admiral Shares, 0.05% for Signal Shares, 0.05% for Institutional Shares, and 0.05% for ETF Shares. The peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2010.

Peer group: Multi-Cap Core Funds.

4

knows what the next six months will bring. Good or bad, there will always be unexpected news that drives returns up or down.

At Vanguard, we believe that the best way to deal with this uncertainty is to ignore short-term volatility and, instead, focus on the long term. We urge investors to create an investment plan that includes a mix of stock, bond, and money market funds that is appropriate for their goals and risk tolerance—and to stick with that plan regardless of market conditions.

By offering broad, low-cost exposure to all segments of the U.S. stock market, Vanguard Total Stock Market Index Fund can serve as a cornerstone in your long-term investment plan.

As always, thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
July 12, 2011

A note on expense ratios
The Expense Ratios table in each report’s Chairman’s Letter displays fund expense ratios from the most recent prospectus. These figures include the funds’ actual operating expenses. For some funds, the figures also include “acquired fund fees and expenses,” which result from the funds’ holdings in business development companies (BDCs).

Although the Securities and Exchange Commission requires that BDC costs be included in a fund’s expense ratio, these fees are not incurred by the fund. They have no impact on a fund’s total return or on its tracking error relative to an index.
A footnote to the Expense Ratios table reports an annualized calculation of the fund’s actual expenses for the period, a more accurate tally of the operating costs incurred by shareholders.

5

Total Stock Market Index Fund

Fund Profile
As of June 30, 2011

Share-Class Characteristics
	Investor	Admiral	Signal	Institutional	ETF
	Shares	Shares	Shares	Shares	Shares
Ticker Symbol	VTSMX	VTSAX	VTSSX	VITSX	VTI
Expense Ratio[1]	0.18%	0.07%	0.07%	0.06%	0.07%
30-Day SEC Yield	1.67%	1.80%	1.80%	1.79%	1.80%

Portfolio Characteristics
		MSCI US
		Broad Market
	Fund	Index
Number of Stocks	3,346	3,377
Median Market Cap	$30.8B	$31.0B
Price/Earnings Ratio	17.0x	17.0x
Price/Book Ratio	2.2x	2.2x
Return on Equity	18.9%	18.7%
Earnings Growth Rate	5.6%	5.6%
Dividend Yield	1.8%	1.8%
Foreign Holdings	0.0%	0.0%
Turnover Rate
(Annualized)	3%	—
Short-Term Reserves	0.1%	—

Volatility Measures
		MSCI US
		Broad Market
		Index
R-Squared		1.00
Beta		1.00
These measures show the degree and timing of the fund’s fluctuations compared with the index over 36 months.

Ten Largest Holdings (% of total net assets)
Exxon Mobil Corp.	Integrated Oil &
	Gas	2.7%
Apple Inc.	Computer
	Hardware	2.1
International Business	IT Consulting &
Machines Corp.	Other Services	1.4
Chevron Corp.	Integrated Oil &
	Gas	1.4
General Electric Co.	Industrial
	Conglomerates	1.3
Microsoft Corp.	Systems Software	1.3
AT&T Inc.	Integrated
	Telecommunication
	Services	1.2
Johnson & Johnson	Pharmaceuticals	1.2
Procter & Gamble Co.	Household
	Products	1.2
Pfizer Inc.	Pharmaceuticals	1.1
Top Ten		14.9%
The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 29, 2011, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2011, the annualized expense ratios were 0.17% for Investor Shares, 0.05% for Admiral Shares, 0.05% for Signal Shares, 0.05% for Institutional Shares, and 0.05% for ETF Shares.

6

Total Stock Market Index Fund

Sector Diversification (% of equity exposure)
		MSCI US
		Broad Market
	Fund	Index
Consumer Discretionary	11.6%	11.6%
Consumer Staples	9.2	9.2
Energy	11.7	11.7
Financials	15.5	15.6
Health Care	11.7	11.7
Industrials	11.6	11.6
Information Technology	18.1	18.0
Materials	4.4	4.4
Telecommunication
Services	2.8	2.8
Utilities	3.4	3.4

Investment Focus

7

Total Stock Market Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2000, Through June 30, 2011

Note: For 2011, performance data reflect the six months ended June 30, 2011.

Average Annual Total Returns: Periods Ended June 30, 2011

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	4/27/1992	32.43%	3.54%	3.69%
Admiral Shares	11/13/2000	32.58	3.64	3.78
Signal Shares	9/1/2006	32.57	—	3.19[1]
Institutional Shares	7/7/1997	32.58	3.67	3.81
ETF Shares	5/24/2001
Market Price		32.59	3.65	3.77
Net Asset Value		32.59	3.65	3.78
1 Return since inception.

See Financial Highlights for dividend and capital gains information.

8

Total Stock Market Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of June 30, 2011

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Consumer Discretionary
McDonald’s Corp.	11,704,889	986,956	0.6%
* Amazon.com Inc.	4,048,694	827,917	0.5%
Walt Disney Co.	20,236,866	790,047	0.5%
Comcast Corp. Class A	26,535,934	672,421	0.4%
Home Depot Inc.	18,386,088	665,944	0.4%
Consumer Discretionary—Other †		15,538,140	9.2%
		19,481,425	11.6%
Consumer Staples
Procter & Gamble Co.	31,422,225	1,997,511	1.2%
Coca-Cola Co.	23,161,811	1,558,558	0.9%
Philip Morris International Inc.	20,158,406	1,345,977	0.8%
PepsiCo Inc.	17,795,815	1,253,359	0.7%
Wal-Mart Stores Inc.	21,975,144	1,167,759	0.7%
Kraft Foods Inc.	18,636,512	656,564	0.4%
Altria Group Inc.	23,470,222	619,849	0.4%
CVS Caremark Corp.	15,346,894	576,736	0.3%
Consumer Staples—Other †		6,233,743	3.7%
		15,410,056	9.1%
Energy
Exxon Mobil Corp.	55,620,378	4,526,386	2.7%
Chevron Corp.	22,517,532	2,315,703	1.4%
Schlumberger Ltd.	15,266,291	1,319,008	0.8%
ConocoPhillips	15,234,577	1,145,488	0.7%
Occidental Petroleum Corp.	9,117,773	948,613	0.5%
* Atlas Energy Inc. Escrow	838,780	84	0.0%
Energy—Other †		9,404,922	5.6%
		19,660,204	11.7%

9

Total Stock Market Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Financials
JPMorgan Chase & Co.	44,682,883	1,829,317	1.1%
Wells Fargo & Co.	56,137,288	1,575,212	0.9%
Citigroup Inc.	32,592,054	1,357,133	0.8%
Bank of America Corp.	113,528,606	1,244,274	0.8%
Goldman Sachs Group Inc.	5,545,082	737,995	0.4%
* Berkshire Hathaway Inc. Class B	8,847,659	684,720	0.4%
American Express Co.	12,138,738	627,573	0.4%
Financials—Other †		18,031,991	10.7%
		26,088,215	15.5%
Health Care
Johnson & Johnson	30,680,860	2,040,891	1.2%
Pfizer Inc.	89,669,166	1,847,185	1.1%
Merck & Co. Inc.	34,582,845	1,220,429	0.7%
Abbott Laboratories	17,359,261	913,444	0.5%
UnitedHealth Group Inc.	12,270,318	632,903	0.4%
* Amgen Inc.	10,461,356	610,420	0.4%
Health Care—Other †		12,341,522	7.3%
		19,606,794	11.6%
Industrials
General Electric Co.	119,107,160	2,246,361	1.3%
United Technologies Corp.	9,816,400	868,850	0.5%
Caterpillar Inc.	7,167,050	763,004	0.5%
3M Co.	7,585,186	719,455	0.4%
United Parcel Service Inc. Class B	8,242,610	601,134	0.4%
Boeing Co.	7,846,104	580,062	0.4%
Union Pacific Corp.	5,507,591	574,992	0.3%
Industrials—Other †		13,186,954	7.8%
		19,540,812	11.6%
Information Technology
* Apple Inc.	10,335,872	3,469,442	2.1%
International Business Machines Corp.	13,679,534	2,346,724	1.4%
Microsoft Corp.	84,840,147	2,205,844	1.3%
Oracle Corp.	45,338,283	1,492,083	0.9%
* Google Inc. Class A	2,815,162	1,425,542	0.8%
Intel Corp.	61,570,234	1,364,396	0.8%
Qualcomm Inc.	18,441,367	1,047,285	0.6%
Cisco Systems Inc.	62,007,404	967,936	0.6%
Hewlett-Packard Co.	24,391,900	887,865	0.5%
* EMC Corp.	23,203,487	639,256	0.4%
Information Technology—Other †		14,443,186	8.6%
		30,289,559	18.0%

Materials †		7,398,865	4.4%

Telecommunication Services
AT&T Inc.	66,308,362	2,082,746	1.2%
Verizon Communications Inc.	31,407,544	1,169,303	0.7%
Telecommunication Services—Other †		1,426,727	0.9%
		4,678,776	2.8%

Utilities †		5,755,554	3.4%
Total Common Stocks (Cost $143,772,673)		167,910,260	99.7%[1]

10

Total Stock Market Index Fund

			Market	Percentage

	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[2,3] Vanguard Market Liquidity Fund	0.140%	1,006,006,171	1,006,006	0.6%

4U.S. Government and Agency Obligations †			40,491	0.0%
Total Temporary Cash Investments (Cost $1,046,498)			1,046,497	0.6%[1]
[5]Total Investments (Cost $144,819,171)			168,956,757	100.3%
Other Assets and Liabilities
Other Assets			456,194	0.3%
Liabilities[3]			(1,039,014)	(0.6%)
			(582,820)	(0.3%)
Net Assets			168,373,937	100.0%

At June 30, 2011, net assets consisted of:
				Amount
				($000)
Paid-in Capital				148,326,346
Overdistributed Net Investment Income				(85,055)
Accumulated Net Realized Losses				(4,019,215)
Unrealized Appreciation (Depreciation)
Investment Securities				24,137,586
Futures Contracts				14,275
Net Assets				168,373,937

Investor Shares—Net Assets
Applicable to 1,874,728,469 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				62,404,242
Net Asset Value Per Share—Investor Shares				$33.29

11

Total Stock Market Index Fund

Amount
($000)
Admiral Shares—Net Assets
Applicable to 1,554,051,928 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	51,740,634
Net Asset Value Per Share—Admiral Shares	$33.29

Signal Shares—Net Assets
Applicable to 191,234,299 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	6,145,165
Net Asset Value Per Share—Signal Shares	$32.13

Institutional Shares—Net Assets
Applicable to 840,328,036 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	27,981,301
Net Asset Value Per Share—Institutional Shares	$33.30

ETF Shares—Net Assets
Applicable to 293,925,270 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	20,102,595
Net Asset Value Per Share—ETF Shares	$68.39

See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.3%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $458,613,000 of collateral received for securities on loan.
4 Securities with a value of $40,491,000 have been segregated as initial margin for open futures contracts.
5 The total value of securities on loan is $431,824,000.
See accompanying Notes, which are an integral part of the Financial Statements.

12

Total Stock Market Index Fund

Statement of Operations

Six Months Ended
June 30, 2011
($000)
Investment Income
Income
Dividends[1]	1,423,548
Interest[1]	716
Security Lending	18,157
Total Income	1,442,421
Expenses
The Vanguard Group—Note B
Investment Advisory Services	5,848
Management and Administrative—Investor Shares	39,191
Management and Administrative—Admiral Shares	7,668
Management and Administrative—Signal Shares	537
Management and Administrative—Institutional Shares	1,465
Management and Administrative—ETF Shares	1,812
Marketing and Distribution—Investor Shares	8,613
Marketing and Distribution—Admiral Shares	4,153
Marketing and Distribution—Signal Shares	855
Marketing and Distribution—Institutional Shares	3,878
Marketing and Distribution—ETF Shares	2,509
Custodian Fees	821
Shareholders’ Reports—Investor Shares	67
Shareholders’ Reports—Admiral Shares	77
Shareholders’ Reports—Signal Shares	3
Shareholders’ Reports—Institutional Shares	12
Shareholders’ Reports—ETF Shares	97
Trustees’ Fees and Expenses	82
Total Expenses	77,688
Net Investment Income	1,364,733
Realized Net Gain (Loss)
Investment Securities Sold[1]	(144,887)
Futures Contracts	32,106
Realized Net Gain (Loss)	(112,781)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	8,401,194
Futures Contracts	7,677
Change in Unrealized Appreciation (Depreciation)	8,408,871
Net Increase (Decrease) in Net Assets Resulting from Operations	9,660,823

1 Dividend income, interest income, and realized net gain (loss) from affiliated companies of the fund were $0, $659,000, and $194,000, respectively.
See accompanying Notes, which are an integral part of the Financial Statements.

13

Total Stock Market Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,364,733	2,538,498
Realized Net Gain (Loss)	(112,781)	3,032,124
Change in Unrealized Appreciation (Depreciation)	8,408,871	17,108,043
Net Increase (Decrease) in Net Assets Resulting from Operations	9,660,823	22,678,665
Distributions
Net Investment Income
Investor Shares	(474,926)	(1,125,436)
Admiral Shares	(423,432)	(669,720)
Signal Shares	(50,585)	(95,990)
Institutional Shares	(218,893)	(389,295)
ETF Shares	(163,200)	(297,379)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(1,331,036)	(2,577,820)
Capital Share Transactions
Investor Shares	3,247,208	(11,084,647)
Admiral Shares	1,941,127	14,427,940
Signal Shares	370,951	(5,204)
Institutional Shares	2,846,052	4,677,116
ETF Shares	1,199,942	2,309,471
Net Increase (Decrease) from Capital Share Transactions	9,605,280	10,324,676
Total Increase (Decrease)	17,935,067	30,425,521
Net Assets
Beginning of Period	150,438,870	120,013,349
End of Period[1]	168,373,937	150,438,870
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($85,055,000) and ($118,752,000).

See accompanying Notes, which are an integral part of the Financial Statements.

14

Total Stock Market Index Fund

Financial Highlights

Investor Shares

Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$31.56	$27.45	$21.80	$35.36	$34.09	$30.00
Investment Operations
Net Investment Income	.265	.523	.514	.592	.604	.523
Net Realized and Unrealized Gain (Loss)
on Investments	1.721	4.117	5.651	(13.566)	1.268	4.091
Total from Investment Operations	1.986	4.640	6.165	(12.974)	1.872	4.614
Distributions
Dividends from Net Investment Income	(.256)	(.530)	(.515)	(.586)	(.602)	(.524)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.256)	(.530)	(.515)	(.586)	(.602)	(.524)
Net Asset Value, End of Period	$33.29	$31.56	$27.45	$21.80	$35.36	$34.09

Total Return[1]	6.31%	17.09%	28.70%	-37.04%	5.49%	15.51%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$62,404	$56,063	$58,004	$39,440	$50,183	$39,095
Ratio of Total Expenses to
Average Net Assets	0.17%	0.17%	0.18%	0.16%	0.15%	0.19%
Ratio of Net Investment Income to
Average Net Assets	1.63%	1.85%	2.22%	2.04%	1.71%	1.66%
Portfolio Turnover Rate[2]	3%	5%	5%	5%	4%	4%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

15

Total Stock Market Index Fund

Financial Highlights

Admiral Shares

Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$31.57	$27.45	$21.80	$35.36	$34.09	$30.00
Investment Operations
Net Investment Income	.283	.554	.539	.615	.631	.555
Net Realized and Unrealized Gain (Loss)
on Investments	1.712	4.127	5.650	(13.566)	1.268	4.091
Total from Investment Operations	1.995	4.681	6.189	(12.951)	1.899	4.646
Distributions
Dividends from Net Investment Income	(.275)	(.561)	(.539)	(.609)	(.629)	(.556)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.275)	(.561)	(.539)	(.609)	(.629)	(.556)
Net Asset Value, End of Period	$33.29	$31.57	$27.45	$21.80	$35.36	$34.09

Total Return	6.34%	17.26%	28.83%	-36.99%	5.57%	15.63%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$51,741	$47,190	$27,762	$18,781	$27,895	$26,853
Ratio of Total Expenses to
Average Net Assets	0.05%	0.06%	0.07%	0.08%	0.07%	0.09%
Ratio of Net Investment Income to
Average Net Assets	1.75%	1.96%	2.33%	2.12%	1.79%	1.76%
Portfolio Turnover Rate[1]	3%	5%	5%	5%	4%	4%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

16

Total Stock Market Index Fund

Financial Highlights

Signal Shares

Six Months						Sept 1,
	Ended					2006[1] to
For a Share Outstanding	June 30,			Year Ended December 31,		Dec. 31,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$30.47	$26.50	$21.04	$34.13	$32.91	$30.47
Investment Operations
Net Investment Income	.272	.535	.520	.595	.607	.181
Net Realized and Unrealized Gain (Loss)
on Investments	1.653	3.977	5.459	(13.096)	1.220	2.536
Total from Investment Operations	1.925	4.512	5.979	(12.501)	1.827	2.717
Distributions
Dividends from Net Investment Income	(.265)	(.542)	(.519)	(.589)	(.607)	(.277)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.265)	(.542)	(.519)	(.589)	(.607)	(.277)
Net Asset Value, End of Period	$32.13	$30.47	$26.50	$21.04	$34.13	$32.91

Total Return	6.34%	17.23%	28.85%	-36.99%	5.55%	8.95%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,145	$5,471	$4,757	$3,717	$4,655	$381
Ratio of Total Expenses to
Average Net Assets	0.05%	0.06%	0.07%	0.08%	0.07%	0.09%[2]
Ratio of Net Investment Income to
Average Net Assets	1.75%	1.96%	2.33%	2.12%	1.79%	1.76%[2]
Portfolio Turnover Rate[3]	3%	5%	5%	5%	4%	4%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Total Stock Market Index Fund

Financial Highlights

Institutional Shares

Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$31.57	$27.46	$21.81	$35.36	$34.10	$30.00
Investment Operations
Net Investment Income	.283	.558	.541	.624	.638	.573
Net Realized and Unrealized Gain (Loss)
on Investments	1.723	4.117	5.650	(13.557)	1.260	4.091
Total from Investment Operations	2.006	4.675	6.191	(12.933)	1.898	4.664
Distributions
Dividends from Net Investment Income	(.276)	(.565)	(.541)	(.617)	(.638)	(.564)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.276)	(.565)	(.541)	(.617)	(.638)	(.564)
Net Asset Value, End of Period	$33.30	$31.57	$27.46	$21.81	$35.36	$34.10

Total Return	6.37%	17.23%	28.83%	-36.94%	5.56%	15.69%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$27,981	$23,785	$16,047	$10,782	$13,396	$12,262
Ratio of Total Expenses to
Average Net Assets	0.05%	0.05%	0.06%	0.05%	0.05%	0.06%
Ratio of Net Investment Income to
Average Net Assets	1.75%	1.97%	2.34%	2.15%	1.81%	1.79%
Portfolio Turnover Rate[1]	3%	5%	5%	5%	4%	4%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Total Stock Market Index Fund

Financial Highlights

ETF Shares

Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2011	2010	2009	2008[1]	2007[1]	2006[1]
Net Asset Value, Beginning of Period	$64.86	$56.39	$44.78	$72.64	$70.04	$61.63
Investment Operations
Net Investment Income	.583	1.133	1.106	1.270	1.298	1.152
Net Realized and Unrealized Gain (Loss)
on Investments	3.513	8.485	11.611	(27.874)	2.600	8.409
Total from Investment Operations	4.096	9.618	12.717	(26.604)	3.898	9.561
Distributions
Dividends from Net Investment Income	(.566)	(1.148)	(1.107)	(1.256)	(1.298)	(1.151)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.566)	(1.148)	(1.107)	(1.256)	(1.298)	(1.151)
Net Asset Value, End of Period	$68.39	$64.86	$56.39	$44.78	$72.64	$70.04

Total Return	6.34%	17.26%	28.82%	-36.97%	5.56%	15.66%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$20,103	$17,930	$13,443	$9,199	$10,255	$6,885
Ratio of Total Expenses to
Average Net Assets	0.05%	0.06%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to
Average Net Assets	1.75%	1.96%	2.33%	2.13%	1.79%	1.78%
Portfolio Turnover Rate[2]	3%	5%	5%	5%	4%	4%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Adjusted to reflect a 2-for-1 share split as of the close of business on June 13, 2008.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Total Stock Market Index Fund

Notes to Financial Statements

Vanguard Total Stock Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Signal Shares, and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2007–2010), and for the period ended June 30, 2011, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market

20

Total Stock Market Index Fund

Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2011, the fund had contributed capital of $26,665,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 10.66% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	167,908,258	47	1,955
Temporary Cash Investments	1,006,006	40,491	—
Futures Contracts—Assets[1]	5,872	—	—
Futures Contracts—Liabilities[1]	(952)	—	—
Total	168,919,184	40,538	1,955
1 Represents variation margin on the last day of the reporting period.

21

Total Stock Market Index Fund

The following table summarizes the fund’s investments as of June 30, 2011, based on the inputs used to value them:

Investments in
Common Stock
Amount valued based on Level 3 Inputs	($000)
Balance as of December 31, 2010	—
Transfers into Level 3	2,856
Change in Unrealized Appreciation (Depreciation)	(901)
Balance as of June 30, 2011	1,955

D. At June 30, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	September 2011	920	302,565	7,750
E-mini S&P Russell 2000 Index	September 2011	940	77,587	4,832
E-mini S&P 500 Index	September 2011	1,112	73,142	623
E-mini S&P MidCap 400 Index	September 2011	280	27,342	1,070

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2011, the fund realized $1,052,275,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2010, the fund had available capital loss carryforwards totaling $2,492,045,000 to offset future net capital gains of $209,043,000 through December 31, 2013, $19,516,000 through December 31, 2015, and $2,263,486,000 through December 31, 2016. In addition, the fund realized losses of $169,635,000 during the period from November 1, 2010, through December 31, 2010, which are deferred and will be treated as realized for tax purposes in fiscal 2011. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2011; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

22

Total Stock Market Index Fund

At June 30, 2011, the cost of investment securities for tax purposes was $144,819,171,000. Net unrealized appreciation of investment securities for tax purposes was $24,137,586,000, consisting of unrealized gains of $36,865,715,000 on securities that had risen in value since their purchase and $12,728,129,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2011, the fund purchased $14,619,367,000 of investment securities and sold $4,773,561,000 of investment securities, other than temporary cash investments.

	Six Months Ended			Year Ended
		June 30, 2011	December 31, 2010
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	6,285,888	190,927	14,339,216	519,171
Issued in Lieu of Cash Distributions	472,587	14,491	1,115,478	38,783
Redeemed	(3,511,267)	(106,889)	(26,539,341)	(894,960)
Net Increase (Decrease)—Investor Shares	3,247,208	98,529	(11,084,647)	(337,006)
Admiral Shares
Issued	4,632,501	140,675	17,632,806	596,622
Issued in Lieu of Cash Distributions	376,778	11,550	586,309	20,085
Redeemed	(3,068,152)	(92,951)	(3,791,175)	(133,185)
Net Increase (Decrease)—Admiral Shares	1,941,127	59,274	14,427,940	483,522
Signal Shares
Issued	1,568,191	49,226	1,525,728	55,528
Issued in Lieu of Cash Distributions	46,173	1,466	87,239	3,123
Redeemed	(1,243,413)	(39,007)	(1,618,171)	(58,645)
Net Increase (Decrease)—Signal Shares	370,951	11,685	(5,204)	6
Institutional Shares
Issued	4,295,895	131,007	8,452,000	298,623
Issued in Lieu of Cash Distributions	203,724	6,245	356,581	12,291
Redeemed	(1,653,567)	(50,232)	(4,131,465)	(142,035)
Net Increase (Decrease)—Institutional Shares	2,846,052	87,020	4,677,116	168,879
ETF Shares
Issued	3,067,856	45,257	8,218,216	132,994
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,867,914)	(27,800)	(5,908,745)	(94,900)
Net Increase (Decrease)—ETF Shares	1,199,942	17,457	2,309,471	38,094

23

Total Stock Market Index Fund

H. The fund invested in a company that was considered to be an affiliated company of the fund because the fund owned more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of this company were as follows:

			Current Period Transactions
	Dec. 31, 2010		Proceeds from		June. 30, 2011
	Market	Purchases	Securities	Dividend	Market
	Value	at Cost	Sold	Income	Value
	($000)	($000)	($000)	($000)	($000)
Matrixx Initiatives Inc.	4,275	—	4,421	—	—

I. In preparing the financial statements as of June 30, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

24

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

25

Six Months Ended June 30, 2011
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Total Stock Market Index Fund	12/31/2010	6/30/2011	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,063.11	$0.87
Admiral Shares	1,000.00	1,063.39	0.26
Signal Shares	1,000.00	1,063.37	0.26
Institutional Shares	1,000.00	1,063.74	0.26
ETF Shares	1,000.00	1,063.38	0.26
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.95	$0.85
Admiral Shares	1,000.00	1,024.55	0.25
Signal Shares	1,000.00	1,024.55	0.25
Institutional Shares	1,000.00	1,024.55	0.25
ETF Shares	1,000.00	1,024.55	0.25

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are: 0.17% for Investor Shares, 0.05% for Admiral Shares, 0.05% for Signal Shares, 0.05% for Institutional Shares, and 0.05% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

26

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Total Stock Market Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Quantitative Equity Group—serves as the investment advisor for the fund. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the fund’s investment management over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance of its target index and peer group. The board concluded that the fund has performed in line with expectations, and that its results have been consistent with its investment strategies. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost
The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also well below its peer-group average. Information about the fund’s expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the fund’s low-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

27

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

28

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

29

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 178 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	and President (2006–2008) of Rohm and Haas Co.
(chemicals); Director of Tyco International, Ltd.
F. William McNabb III	(diversified manufacturing and services) and Hewlett-
Born 1957. Trustee Since July 2009. Chairman of the	Packard Co. (electronic computer manufacturing);
Board. Principal Occupation(s) During the Past Five	Senior Advisor at New Mountain Capital; Trustee
Years: Chairman of the Board of The Vanguard Group,	of The Conference Board; Member of the Board of
Inc., and of each of the investment companies served	Managers of Delphi Automotive LLP (automotive
by The Vanguard Group, since January 2010; Director	components).
of The Vanguard Group since 2008; Chief Executive
Officer and President of The Vanguard Group and of	Amy Gutmann
each of the investment companies served by The	Born 1949. Trustee Since June 2006. Principal
Vanguard Group since 2008; Director of Vanguard	Occupation(s) During the Past Five Years: President
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Christopher H.
Vanguard Group (1995–2008).	Browne Distinguished Professor of Political Science
in the School of Arts and Sciences with secondary
appointments at the Annenberg School for Commu-
Independent Trustees	nication and the Graduate School of Education
of the University of Pennsylvania; Director of
Emerson U. Fullwood	Carnegie Corporation of New York, Schuylkill River
Born 1948. Trustee Since January 2008. Principal	Development Corporation, and Greater Philadelphia
Occupation(s) During the Past Five Years: Executive	Chamber of Commerce; Trustee of the National
Chief Staff and Marketing Officer for North America	Constitution Center; Chair of the Presidential
and Corporate Vice President (retired 2008) of Xerox	Commission for the Study of Bioethical Issues.
Corporation (document management products and
services); Executive in Residence and 2010	JoAnn Heffernan Heisen
Distinguished Minett Professor at the Rochester	Born 1950. Trustee Since July 1998. Principal
Institute of Technology; Director of SPX Corporation	Occupation(s) During the Past Five Years: Corporate
(multi-industry manufacturing), the United Way of	Vice President and Chief Global Diversity Officer
Rochester, Amerigroup Corporation (managed health	(retired 2008) and Member of the Executive
care), the University of Rochester Medical Center,	Committee (1997–2008) of Johnson & Johnson
Monroe Community College Foundation, and North	(pharmaceuticals/consumer products); Director of
Carolina A&T University.	Skytop Lodge Corporation (hotels), the University
Medical Center at Princeton, the Robert Wood
Rajiv L. Gupta	Johnson Foundation, and the Center for Work Life
Born 1945. Trustee Since December 2001.[2]	Policy; Member of the Advisory Board of the
Principal Occupation(s) During the Past Five Years:	Maxwell School of Citizenship and Public Affairs
Chairman and Chief Executive Officer (retired 2009)	at Syracuse University.

F. Joseph Loughrey	Thomas J. Higgins
Born 1949. Trustee Since October 2009. Principal	Born 1957. Chief Financial Officer Since September
Occupation(s) During the Past Five Years: President	2008. Principal Occupation(s) During the Past Five
and Chief Operating Officer (retired 2009) and Vice	Years: Principal of The Vanguard Group, Inc.; Chief
Chairman of the Board (2008–2009) of Cummins Inc.	Financial Officer of each of the investment companies
(industrial machinery); Director of SKF AB (industrial	served by The Vanguard Group since 2008; Treasurer
machinery), Hillenbrand, Inc. (specialized consumer	of each of the investment companies served by The
services), the Lumina Foundation for Education, and	Vanguard Group (1998–2008).
Oxfam America; Chairman of the Advisory Council
for the College of Arts and Letters and Member	Kathryn J. Hyatt
of the Advisory Board to the Kellogg Institute for	Born 1955. Treasurer Since November 2008. Principal
International Studies at the University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Treasurer of each of
André F. Perold	the investment companies served by The Vanguard
Born 1952. Trustee Since December 2004. Principal	Group since 2008; Assistant Treasurer of each of the
Occupation(s) During the Past Five Years: George	investment companies served by The Vanguard Group
Gund Professor of Finance and Banking at the Harvard	(1988–2008).
Business School; Chair of the Investment Committee
of HighVista Strategies LLC (private investment firm).	Heidi Stam
Born 1956. Secretary Since July 2005. Principal
Alfred M. Rankin, Jr.	Occupation(s) During the Past Five Years: Managing
Born 1941. Trustee Since January 1993. Principal	Director of The Vanguard Group, Inc., since 2006;
Occupation(s) During the Past Five Years: Chairman,	General Counsel of The Vanguard Group since 2005;
President, and Chief Executive Officer of NACCO	Secretary of The Vanguard Group and of each of the
Industries, Inc. (forklift trucks/housewares/lignite);	investment companies served by The Vanguard Group
Director of Goodrich Corporation (industrial products/	since 2005; Director and Senior Vice President of
aircraft systems and services) and the National	Vanguard Marketing Corporation since 2005;
Association of Manufacturers; Chairman of the	Principal of The Vanguard Group (1997–2006).
Federal Reserve Bank of Cleveland; Vice Chairman
of University Hospitals of Cleveland; President of
the Board of The Cleveland Museum of Art.	Vanguard Senior Management Team

Peter F. Volanakis	R. Gregory Barton	Michael S. Miller
Born 1955. Trustee Since July 2009. Principal	Mortimer J. Buckley	James M. Norris
Occupation(s) During the Past Five Years: President	Kathleen C. Gubanich	Glenn W. Reed
and Chief Operating Officer (retired 2010) of Corning	Paul A. Heller	George U. Sauter
Incorporated (communications equipment); Director of	Martha G. King
Corning Incorporated (2000–2010) and Dow Corning
(2001–2010); Overseer of the Amos Tuck School of
Business Administration at Dartmouth College.	Chairman Emeritus and Senior Advisor

John J. Brennan
Executive Officers	Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008
Glenn Booraem
Born 1967. Controller Since July 2010. Principal
Occupation(s) During the Past Five Years: Principal	Founder
of The Vanguard Group, Inc.; Controller of each of
the investment companies served by The Vanguard	John C. Bogle
Group since 2010; Assistant Controller of each of	Chairman and Chief Executive Officer, 1974–1996
the investment companies served by The Vanguard
Group (2001–2010).

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	The funds or securities referred to herein are not
Direct Investor Account Services > 800-662-2739	sponsored, endorsed, or promoted by MSCI, and MSCI
Institutional Investor Services > 800-523-1036	bears no liability with respect to any such funds or
Text Telephone for People	securities. For any such funds or securities, the
With Hearing Impairment > 800-749-7273	prospectus or the Statement of Additional Information
contains a more detailed description of the limited
relationship MSCI has with The Vanguard Group and
This material may be used in conjunction	any related funds.
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2011 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q852 082011

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
Common Stocks (99.7%)[1]
Consumer Discretionary (11.6%)
	McDonald's Corp.	11,704,889	986,956
*	Amazon.com Inc.	4,048,694	827,917
	Walt Disney Co.	20,236,866	790,047
	Comcast Corp. Class A	26,535,934	672,421
	Home Depot Inc.	18,386,088	665,944
*	Ford Motor Co.	39,553,999	545,450
*	DIRECTV Class A	8,870,335	450,790
	Time Warner Inc.	12,258,524	445,843
	News Corp. Class A	25,120,501	444,633
	NIKE Inc. Class B	4,141,773	372,677
	Lowe's Cos. Inc.	15,190,754	354,096
	Target Corp.	7,503,352	351,982
	Starbucks Corp.	8,368,309	330,465
	Johnson Controls Inc.	7,597,981	316,532
	Viacom Inc. Class B	6,117,181	311,976
	Time Warner Cable Inc.	3,853,477	300,725
	Yum! Brands Inc.	5,245,314	289,751
*	priceline.com Inc.	551,577	282,369
*	General Motors Co.	8,756,779	265,856
	TJX Cos. Inc.	4,441,588	233,317
	Coach Inc.	3,319,154	212,194
	CBS Corp. Class B	7,053,339	200,950
	Carnival Corp.	5,116,085	192,518
*	Las Vegas Sands Corp.	4,076,195	172,056
*	Bed Bath & Beyond Inc.	2,858,598	166,856
	Kohl's Corp.	3,117,137	155,888
	Omnicom Group Inc.	3,187,383	153,504
*	Netflix Inc.	563,852	148,118
	McGraw-Hill Cos. Inc.	3,441,472	144,232
	Macy's Inc.	4,750,263	138,898
	Wynn Resorts Ltd.	909,088	130,490
	Staples Inc.	8,118,759	128,276
	Starwood Hotels & Resorts Worldwide Inc.	2,156,557	120,853
	Limited Brands Inc.	3,101,825	119,265
	Best Buy Co. Inc.	3,764,484	118,242
	Marriott International Inc. Class A	3,303,144	117,229
	Comcast Corp. Class A Special Shares	4,502,202	109,088
	Harley-Davidson Inc.	2,643,557	108,307
	Mattel Inc.	3,914,842	107,619
	Ross Stores Inc.	1,341,661	107,494
*	Liberty Media Corp. - Interactive	6,403,553	107,388
*	Chipotle Mexican Grill Inc. Class A	348,358	107,360
	Tiffany & Co.	1,348,686	105,899
	VF Corp.	974,241	105,764
*	O'Reilly Automotive Inc.	1,583,914	103,762
	Virgin Media Inc.	3,433,108	102,753
*	BorgWarner Inc.	1,263,352	102,066
	Fortune Brands Inc.	1,549,742	98,827
	Polo Ralph Lauren Corp. Class A	734,055	97,343
	Genuine Parts Co.	1,770,087	96,293
*	Dollar Tree Inc.	1,406,030	93,670
	Nordstrom Inc.	1,957,843	91,901
*	Sirius XM Radio Inc.	41,941,288	91,851
*	AutoZone Inc.	297,253	87,645
	Gap Inc.	4,829,736	87,418
	Cablevision Systems Corp. Class A	2,393,348	86,663
*	CarMax Inc.	2,533,051	83,768
	Autoliv Inc.	1,000,097	78,458
	Darden Restaurants Inc.	1,551,180	77,187
	Family Dollar Stores Inc.	1,419,716	74,620
*	DISH Network Corp. Class A	2,300,051	70,543

1

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
	Whirlpool Corp.	853,754	69,427
*	TRW Automotive Holdings Corp.	1,169,732	69,049
	JC Penney Co. Inc.	1,992,645	68,826
*	Fossil Inc.	584,344	68,789
	Interpublic Group of Cos. Inc.	5,491,800	68,648
	Abercrombie & Fitch Co.	983,299	65,802
	Wyndham Worldwide Corp.	1,948,014	65,551
	Expedia Inc.	2,241,791	64,990
*	Apollo Group Inc. Class A	1,474,879	64,423
*	Liberty Media Corp. - Capital	751,009	64,399
*	Discovery Communications Inc. Class A	1,554,419	63,669
	Lear Corp.	1,181,570	63,190
*	Lululemon Athletica Inc.	558,688	62,472
	Hasbro Inc.	1,386,148	60,893
	PetSmart Inc.	1,320,462	59,909
*	Royal Caribbean Cruises Ltd.	1,577,810	59,389
	International Game Technology	3,353,639	58,957
*	Discovery Communications Inc.	1,579,237	57,721
*	Liberty Global Inc. Class A	1,272,752	57,325
	H&R Block Inc.	3,438,316	55,151
	Advance Auto Parts Inc.	932,501	54,542
	Tractor Supply Co.	815,198	54,520
*	Tempur-Pedic International Inc.	772,691	52,404
*	Liberty Global Inc.	1,215,236	51,891
	Newell Rubbermaid Inc.	3,257,827	51,409
	Scripps Networks Interactive Inc. Class A	1,048,154	51,234
*	MGM Resorts International	3,837,666	50,696
	Gentex Corp.	1,600,007	48,368
	Tupperware Brands Corp.	705,925	47,615
*	Goodyear Tire & Rubber Co.	2,730,413	45,789
*	NVR Inc.	62,876	45,615
*	GameStop Corp. Class A	1,702,045	45,394
*	Signet Jewelers Ltd.	963,196	45,087
	Phillips-Van Heusen Corp.	677,119	44,331
	DeVry Inc.	739,189	43,708
^	Garmin Ltd.	1,310,998	43,302
*	Panera Bread Co. Class A	337,688	42,434
*	Liberty Media Corp. - Starz	552,411	41,563
*	Urban Outfitters Inc.	1,474,683	41,512
	Foot Locker Inc.	1,738,217	41,300
*	LKQ Corp.	1,556,509	40,609
	Polaris Industries Inc.	361,888	40,231
	Leggett & Platt Inc.	1,647,151	40,158
*	Dick's Sporting Goods Inc.	1,029,158	39,571
*	Mohawk Industries Inc.	656,427	39,379
*	Dollar General Corp.	1,148,932	38,937
	Williams-Sonoma Inc.	1,064,052	38,827
	Gannett Co. Inc.	2,690,820	38,533
*	Deckers Outdoor Corp.	432,844	38,151
	DR Horton Inc.	3,232,604	37,240
	Harman International Industries Inc.	783,213	35,691
*,^	Sears Holdings Corp.	490,008	35,006
*	Toll Brothers Inc.	1,686,805	34,984
	Jarden Corp.	998,289	34,451
	Sotheby's	757,667	32,959
*	Ulta Salon Cosmetics & Fragrance Inc.	500,954	32,352
*	Under Armour Inc. Class A	413,625	31,977
	Service Corp. International	2,722,857	31,803
*	Hanesbrands Inc.	1,084,194	30,954
	Guess? Inc.	722,902	30,405
	Chico's FAS Inc.	1,994,611	30,378
*	Penn National Gaming Inc.	751,285	30,307
*	Tenneco Inc.	677,159	29,842
*	Dana Holding Corp.	1,626,418	29,763

2

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
*	Pulte Group Inc.	3,867,866	29,628
*	Big Lots Inc.	849,964	28,176
	Weight Watchers International Inc.	370,634	27,972
	Lennar Corp. Class A	1,482,107	26,900
	John Wiley & Sons Inc. Class A	517,088	26,894
*	Warnaco Group Inc.	495,977	25,915
*	CROCS Inc.	996,263	25,654
*	Ascena Retail Group Inc.	751,812	25,599
	American Eagle Outfitters Inc.	1,989,999	25,372
	Brinker International Inc.	1,030,444	25,205
	Dillard's Inc. Class A	481,282	25,094
^	Washington Post Co. Class B	59,510	24,932
	Aaron's Inc.	857,441	24,231
	Wolverine World Wide Inc.	548,221	22,888
	Rent-A-Center Inc.	715,494	21,865
*	ITT Educational Services Inc.	270,045	21,128
*	Hyatt Hotels Corp. Class A	502,125	20,497
*	Cheesecake Factory Inc.	641,007	20,108
	Cinemark Holdings Inc.	965,802	20,002
*	WMS Industries Inc.	648,880	19,934
*	Carter's Inc.	647,155	19,906
*	Iconix Brand Group Inc.	819,205	19,825
	Brunswick Corp.	965,995	19,706
*	Bally Technologies Inc.	483,019	19,649
*	Timberland Co. Class A	450,966	19,378
*	Sally Beauty Holdings Inc.	1,132,655	19,368
	Wendy's/Arby's Group Inc. Class A	3,766,597	19,097
^	Strayer Education Inc.	151,015	19,087
	Men's Wearhouse Inc.	565,932	19,072
*	Lamar Advertising Co. Class A	696,702	19,069
^	Six Flags Entertainment Corp.	505,724	18,939
*	Live Nation Entertainment Inc.	1,634,466	18,747
	Vail Resorts Inc.	404,511	18,697
*	Career Education Corp.	883,659	18,689
*,^	Coinstar Inc.	340,288	18,559
*,^	AutoNation Inc.	504,756	18,479
*	Shutterfly Inc.	319,552	18,349
*	Aeropostale Inc.	1,019,613	17,843
*	Madison Square Garden Co. Class A	640,685	17,638
	Morningstar Inc.	281,996	17,140
*	ANN Inc.	651,975	17,017
*	Life Time Fitness Inc.	425,618	16,986
*	Valassis Communications Inc.	560,512	16,984
*,^	Tesla Motors Inc.	578,819	16,861
	Hillenbrand Inc.	707,507	16,733
	Pool Corp.	561,169	16,728
*	Steven Madden Ltd.	425,446	15,958
*	DreamWorks Animation SKG Inc. Class A	786,004	15,799
	RadioShack Corp.	1,186,766	15,796
*	JOS A Bank Clothiers Inc.	312,194	15,613
*	DSW Inc. Class A	300,886	15,228
*	HSN Inc.	457,094	15,048
	Monro Muffler Brake Inc.	395,212	14,737
	Thor Industries Inc.	501,555	14,465
*	BJ's Restaurants Inc.	275,680	14,435
*	Pier 1 Imports Inc.	1,238,192	14,326
*	Saks Inc.	1,271,063	14,198
*	Genesco Inc.	267,019	13,912
*	Jack in the Box Inc.	609,397	13,882
*	Domino's Pizza Inc.	542,325	13,688
*	Cabela's Inc.	500,210	13,581
*	Buffalo Wild Wings Inc.	204,765	13,578
	Buckle Inc.	315,430	13,469
	Matthews International Corp. Class A	333,187	13,377

3

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
*	Vitamin Shoppe Inc.	290,486	13,293
*	Office Depot Inc.	3,128,546	13,202
	Express Inc.	601,181	13,106
	Cooper Tire & Rubber Co.	658,904	13,040
*	Childrens Place Retail Stores Inc.	292,660	13,020
*	Hibbett Sports Inc.	316,986	12,905
	Texas Roadhouse Inc. Class A	735,164	12,891
	Meredith Corp.	413,528	12,873
	Cracker Barrel Old Country Store Inc.	260,807	12,860
*	New York Times Co. Class A	1,449,129	12,636
*	Pinnacle Entertainment Inc.	842,753	12,557
	Arbitron Inc.	303,604	12,548
	Finish Line Inc. Class A	583,349	12,484
*	Orient-Express Hotels Ltd. Class A	1,151,308	12,377
*	Gaylord Entertainment Co.	406,428	12,193
	Bob Evans Farms Inc.	345,331	12,076
	Regal Entertainment Group Class A	953,251	11,773
	MDC Holdings Inc.	461,301	11,366
	Cato Corp. Class A	386,248	11,124
	Choice Hotels International Inc.	330,907	11,039
*	99 Cents Only Stores	534,145	10,811
*	Helen of Troy Ltd.	310,623	10,726
	National CineMedia Inc.	631,793	10,684
	Jones Group Inc.	977,145	10,602
*	Collective Brands Inc.	718,675	10,557
*,^	Eastman Kodak Co.	2,913,992	10,432
	PF Chang's China Bistro Inc.	258,916	10,419
*,^	Education Management Corp.	432,654	10,358
	Penske Automotive Group Inc.	452,619	10,293
	Group 1 Automotive Inc.	240,735	9,913
	CEC Entertainment Inc.	241,781	9,698
*	Charming Shoppes Inc.	2,328,091	9,685
	Regis Corp.	631,656	9,677
	American Greetings Corp. Class A	395,653	9,512
	Columbia Sportswear Co.	149,104	9,453
	Ameristar Casinos Inc.	394,011	9,342
*	Select Comfort Corp.	513,643	9,235
*	True Religion Apparel Inc.	313,310	9,111
*	Exide Technologies	1,173,180	8,963
*	Papa John's International Inc.	259,065	8,617
*	Biglari Holdings Inc.	21,975	8,593
*	K12 Inc.	255,874	8,480
*	iRobot Corp.	238,916	8,431
*	Modine Manufacturing Co.	545,511	8,385
	KB Home	851,684	8,329
	Sturm Ruger & Co. Inc.	373,450	8,197
	Scholastic Corp.	307,122	8,169
*	Lions Gate Entertainment Corp.	1,213,798	8,035
	Fred's Inc. Class A	543,394	7,841
*	Quiksilver Inc.	1,665,212	7,826
	Barnes & Noble Inc.	468,711	7,771
*	Scientific Games Corp. Class A	748,857	7,743
*	Ruby Tuesday Inc.	717,508	7,735
	International Speedway Corp. Class A	271,521	7,714
*	American Public Education Inc.	172,381	7,673
*	Meritage Homes Corp.	339,612	7,662
*	Krispy Kreme Doughnuts Inc.	797,230	7,582
*	Pre-Paid Legal Services Inc.	112,712	7,494
	Stage Stores Inc.	443,518	7,451
*	OfficeMax Inc.	941,827	7,393
*	Peet's Coffee & Tea Inc.	126,914	7,323
*	DineEquity Inc.	139,896	7,312
	Ryland Group Inc.	437,816	7,237
*	Capella Education Co.	171,422	7,174

4

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
*,^	Blue Nile Inc.	156,618	6,888
*	Liz Claiborne Inc.	1,274,928	6,821
	Sonic Automotive Inc. Class A	461,655	6,763
*	American Axle & Manufacturing Holdings Inc.	591,555	6,732
*	Belo Corp. Class A	876,289	6,598
*	Vera Bradley Inc.	168,678	6,444
*	Standard Pacific Corp.	1,922,692	6,441
	Superior Industries International Inc.	286,133	6,326
*	Zumiez Inc.	250,913	6,265
*	Wet Seal Inc. Class A	1,371,200	6,129
*	Red Robin Gourmet Burgers Inc.	166,440	6,055
*	Ascent Media Corp. Class A	113,371	6,005
*	Federal-Mogul Corp.	262,153	5,985
*	Maidenform Brands Inc.	209,153	5,785
	Stewart Enterprises Inc. Class A	792,463	5,785
*	Steiner Leisure Ltd.	126,224	5,766
	Ethan Allen Interiors Inc.	270,456	5,758
	Nutrisystem Inc.	404,431	5,686
*	La-Z-Boy Inc.	574,999	5,675
*	Interval Leisure Group Inc.	409,941	5,612
*	California Pizza Kitchen Inc.	300,653	5,553
	Sinclair Broadcast Group Inc. Class A	504,341	5,538
*	Sonic Corp.	519,883	5,526
*	Lumber Liquidators Holdings Inc.	216,694	5,504
*	Denny's Corp.	1,409,714	5,470
*	Skechers U.S.A. Inc. Class A	377,686	5,469
	News Corp. Class B	293,585	5,308
	Universal Technical Institute Inc.	268,051	5,299
*	EW Scripps Co. Class A	543,445	5,255
*	Clear Channel Outdoor Holdings Inc. Class A	411,477	5,226
*	Grand Canyon Education Inc.	361,724	5,129
	PEP Boys-Manny Moe & Jack	466,153	5,095
*	Asbury Automotive Group Inc.	272,324	5,046
*	Boyd Gaming Corp.	579,849	5,045
*	Shuffle Master Inc.	530,744	4,965
*	G-III Apparel Group Ltd.	142,187	4,903
	Churchill Downs Inc.	105,181	4,742
*	Dorman Products Inc.	116,860	4,625
	HOT Topic Inc.	620,610	4,617
*	Amerigon Inc.	258,517	4,493
	Brown Shoe Co. Inc.	417,848	4,450
*	Core-Mark Holding Co. Inc.	124,511	4,445
*	Jakks Pacific Inc.	239,459	4,408
*	Knology Inc.	289,480	4,299
	Standard Motor Products Inc.	279,807	4,261
*,^	Bridgepoint Education Inc.	167,502	4,188
*	Rue21 Inc.	128,134	4,164
	Drew Industries Inc.	167,626	4,144
*,^	Corinthian Colleges Inc.	971,841	4,140
	Callaway Golf Co.	658,772	4,098
*	America's Car-Mart Inc.	120,901	3,990
	Harte-Hanks Inc.	486,684	3,952
	Lennar Corp. Class B	266,260	3,909
	Oxford Industries Inc.	115,662	3,905
*	Perry Ellis International Inc.	144,281	3,643
	PetMed Express Inc.	297,962	3,531
	Blyth Inc.	69,509	3,500
*	AFC Enterprises Inc.	212,593	3,497
	Lincoln Educational Services Corp.	197,838	3,393
*	Rentrak Corp.	191,094	3,390
	Movado Group Inc.	197,890	3,386
*	Fuel Systems Solutions Inc.	134,970	3,368
*	Warner Music Group Corp.	409,548	3,366
*	Systemax Inc.	223,222	3,335

5

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
	Lithia Motors Inc. Class A	169,545	3,328
*	Journal Communications Inc. Class A	624,003	3,226
*	Steinway Musical Instruments Inc.	124,755	3,205
*	Universal Electronics Inc.	122,071	3,084
*	Unifi Inc.	219,213	3,025
*	Geeknet Inc.	111,582	2,981
	World Wrestling Entertainment Inc. Class A	311,943	2,973
*	Stoneridge Inc.	192,256	2,834
*	K-Swiss Inc. Class A	265,877	2,826
*	Winnebago Industries Inc.	286,655	2,769
	Stein Mart Inc.	275,099	2,652
*	Cavco Industries Inc.	57,982	2,609
*,^	Talbots Inc.	778,727	2,601
	CPI Corp.	197,248	2,594
*	Bravo Brio Restaurant Group Inc.	105,518	2,578
*	Beazer Homes USA Inc.	752,089	2,550
*	Furniture Brands International Inc.	605,335	2,506
*	Famous Dave's Of America Inc.	248,210	2,485
	Cherokee Inc.	142,670	2,448
*,^	hhgregg Inc.	176,810	2,369
	PRIMEDIA Inc.	333,624	2,352
*,^	Hovnanian Enterprises Inc. Class A	967,469	2,332
	Destination Maternity Corp.	115,707	2,312
*	Libbey Inc.	141,825	2,300
	Christopher & Banks Corp.	398,347	2,290
*	Carmike Cinemas Inc.	325,931	2,252
*	Valuevision Media Inc. Class A	291,685	2,231
*	Zale Corp.	397,772	2,228
*	Citi Trends Inc.	143,642	2,166
*	Arctic Cat Inc.	156,285	2,099
*	Overstock.com Inc.	137,480	2,092
	AH Belo Corp. Class A	277,411	2,064
*	Cost Plus Inc.	201,549	2,015
	Carriage Services Inc. Class A	344,724	1,955
	Speedway Motorsports Inc.	137,723	1,953
	Mac-Gray Corp.	125,960	1,946
*	Carrols Restaurant Group Inc.	185,734	1,939
*	O'Charleys Inc.	262,662	1,920
*	Kirkland's Inc.	159,695	1,920
*	Shoe Carnival Inc.	62,945	1,898
	Hooker Furniture Corp.	209,836	1,859
*,^	Dex One Corp.	728,768	1,844
*	Town Sports International Holdings Inc.	238,457	1,815
*	Sealy Corp.	709,228	1,794
	Big 5 Sporting Goods Corp.	221,533	1,741
*	Isle of Capri Casinos Inc.	196,698	1,741
	Weyco Group Inc.	69,146	1,701
	Spartan Motors Inc.	314,997	1,701
	Haverty Furniture Cos. Inc.	146,441	1,686
*	Saga Communications Inc. Class A	45,356	1,678
*	LIN TV Corp. Class A	340,392	1,658
*	Smith & Wesson Holding Corp.	550,906	1,653
	Marcus Corp.	166,453	1,645
*	Monarch Casino & Resort Inc.	150,288	1,569
*	Kid Brands Inc.	291,432	1,504
	Learning Tree International Inc.	165,177	1,472
	CSS Industries Inc.	70,136	1,468
*	Leapfrog Enterprises Inc.	341,575	1,441
*	Jamba Inc.	662,916	1,419
	Strattec Security Corp.	66,843	1,402
*	Pacific Sunwear of California Inc.	536,204	1,399
*	Audiovox Corp. Class A	185,001	1,399
*	Midas Inc.	218,061	1,378
	Bon-Ton Stores Inc.	135,766	1,320

6

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
	Gaiam Inc. Class A	263,014	1,307
*	Multimedia Games Holding Co. Inc.	286,655	1,304
	Bebe Stores Inc.	213,109	1,302
*	Daily Journal Corp.	17,925	1,301
*,^	McClatchy Co. Class A	462,456	1,300
*	Kenneth Cole Productions Inc. Class A	103,148	1,288
*	Coldwater Creek Inc.	906,201	1,269
*	Morgans Hotel Group Co.	175,856	1,264
*	M/I Homes Inc.	100,961	1,238
*	Fisher Communications Inc.	41,285	1,231
	Ambassadors Group Inc.	138,316	1,221
*	Martha Stewart Living Omnimedia Class A	280,887	1,219
*	New York & Co. Inc.	244,853	1,212
*	Entercom Communications Corp. Class A	138,464	1,202
*,^	Radio One Inc.	675,705	1,196
*,^	Cumulus Media Inc. Class A	338,258	1,184
	Shiloh Industries Inc.	108,341	1,168
*	West Marine Inc.	111,032	1,151
	Bassett Furniture Industries Inc.	145,787	1,149
*	Morton's Restaurant Group Inc.	155,616	1,127
*	Red Lion Hotels Corp.	139,524	1,102
*	Benihana Inc. Class A	104,472	1,096
	Lifetime Brands Inc.	92,073	1,081
	Dover Downs Gaming & Entertainment Inc.	335,207	1,073
*,^	Wonder Auto Technology Inc.	388,803	1,054
*	Body Central Corp.	44,274	1,042
*	Casual Male Retail Group Inc.	245,033	1,017
*	Tuesday Morning Corp.	214,618	998
*,^	Conn's Inc.	111,322	963
*	McCormick & Schmick's Seafood Restaurants Inc.	111,113	954
*	Stanley Furniture Co. Inc.	222,499	932
*	Marine Products Corp.	136,678	918
*	MarineMax Inc.	101,809	892
*	Cache Inc.	180,108	888
*	Rick's Cabaret International Inc.	98,926	835
*	Johnson Outdoors Inc. Class A	48,020	822
*	Great Wolf Resorts Inc.	267,831	814
*	Delta Apparel Inc.	47,133	801
*	Navarre Corp.	403,762	795
	Skyline Corp.	44,299	775
	Outdoor Channel Holdings Inc.	110,258	754
*	Heelys Inc.	322,221	735
*	Build-A-Bear Workshop Inc.	110,719	721
*	Joe's Jeans Inc.	832,167	707
*	Orbitz Worldwide Inc.	282,302	703
*	Luby's Inc.	126,085	696
*	Caribou Coffee Co. Inc.	52,409	694
*	1-800-Flowers.com Inc. Class A	210,914	654
*	MTR Gaming Group Inc.	207,998	630
*,^	Quantum Fuel Systems Technologies Worldwide Inc.	175,087	608
*	Premier Exhibitions Inc.	345,029	600
	Escalade Inc.	93,954	567
	Collectors Universe	37,513	556
*	Century Casinos Inc.	194,827	542
*	Gray Television Inc.	201,600	532
*	Nautilus Inc.	256,489	513
*	Ruth's Hospitality Group Inc.	89,924	504
*	Nexstar Broadcasting Group Inc. Class A	61,008	501
*	Hastings Entertainment Inc.	120,799	495
*,^	SuperMedia Inc.	129,154	484
*,^	Lee Enterprises Inc.	533,582	475
*,^	American Apparel Inc.	530,315	472
*	dELiA*s Inc.	289,676	455
*	Dixie Group Inc.	99,243	424

7

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
*	Dover Motorsports Inc.	218,648	405
*	Benihana Inc. Class A	37,839	394
^	Books-A-Million Inc.	109,907	381
*	Bluegreen Corp.	125,034	366
*	Reading International Inc. Class A	80,385	366
*	Canterbury Park Holding Corp.	24,382	354
*	Emerson Radio Corp.	167,147	344
*	Harris Interactive Inc.	397,783	338
*	Global Traffic Network Inc.	29,130	335
*	Entravision Communications Corp. Class A	178,402	330
*	Trans World Entertainment Corp.	160,912	328
*	Media General Inc. Class A	83,158	318
*	Vitacost.com Inc.	63,377	307
*	Motorcar Parts of America Inc.	20,242	304
*,^	Empire Resorts Inc.	321,191	298
	Gaming Partners International Corp.	41,527	297
*	ReachLocal Inc.	14,200	296
	Salem Communications Corp. Class A	81,595	293
	Frisch's Restaurants Inc.	12,073	282
*	Duckwall-ALCO Stores Inc.	24,964	265
*	Culp Inc.	25,624	241
*	Spanish Broadcasting System Inc.	343,600	241
*	Hollywood Media Corp.	157,987	237
*	Hallwood Group Inc.	12,464	237
*	Lakes Entertainment Inc.	91,909	202
*	Nobel Learning Communities Inc.	17,389	201
*	TravelCenters of America LLC	27,000	147
*	LodgeNet Interactive Corp.	43,342	131
*	Sport Chalet Inc. Class A	63,784	129
*	interCLICK Inc.	14,805	118
*,^	Atrinsic Inc.	35,997	115
*	AC Moore Arts & Crafts Inc.	45,984	115
*	Rocky Brands Inc.	7,559	93
*	Private Media Group Inc.	125,794	78
*	Princeton Review Inc.	228,204	51
*	Hovnanian Enterprises Inc. Class B	19,300	47
*,^	Universal Travel Group	42,843	42
*	Forward Industries Inc.	14,310	38
	Flexsteel Industries	2,570	37
*	Tandy Brands Accessories Inc.	17,460	34
*	Archipelago Learning Inc.	2,581	25
*	SPAR Group Inc.	16,145	18
*	Krispy Kreme Doughnuts Inc. Warrants Exp. 03/02/2012	9,739	7
*	Sport Chalet Inc. Class B	1,820	4
*	Bowl America Inc. Class A	200	3
*	US Auto Parts Network Inc.	299	2
*	Cambium Learning Group Inc.	500	2
	Educational Development Corp.	281	2
	Koss Corp.	100	1
*	J Crew Group Inc. Escrow	3,560	—
			19,481,425
Consumer Staples (9.1%)
	Procter & Gamble Co.	31,422,225	1,997,511
	Coca-Cola Co.	23,161,811	1,558,558
	Philip Morris International Inc.	20,158,406	1,345,977
	PepsiCo Inc.	17,795,815	1,253,359
	Wal-Mart Stores Inc.	21,975,144	1,167,759
	Kraft Foods Inc.	18,636,512	656,564
	Altria Group Inc.	23,470,222	619,849
	CVS Caremark Corp.	15,346,894	576,736
	Colgate-Palmolive Co.	5,539,842	484,238
	Walgreen Co.	10,346,763	439,324
	Costco Wholesale Corp.	4,898,652	397,966
	Kimberly-Clark Corp.	4,537,908	302,043

8

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
	General Mills Inc.	7,134,909	265,561
	Archer-Daniels-Midland Co.	7,149,010	215,543
	Sysco Corp.	6,536,653	203,813
	HJ Heinz Co.	3,599,376	191,775
	Lorillard Inc.	1,633,429	177,831
	Kroger Co.	6,777,100	168,072
	Kellogg Co.	2,868,706	158,697
	Mead Johnson Nutrition Co.	2,295,826	155,083
	Reynolds American Inc.	3,925,824	145,452
	Estee Lauder Cos. Inc. Class A	1,360,066	143,065
	Avon Products Inc.	4,822,913	135,042
*	Green Mountain Coffee Roasters Inc.	1,432,960	127,906
	ConAgra Foods Inc.	4,896,929	126,390
	Sara Lee Corp.	6,633,649	125,973
	Bunge Ltd.	1,626,142	112,122
	Coca-Cola Enterprises Inc.	3,705,253	108,119
	Hershey Co.	1,870,337	106,329
	Dr Pepper Snapple Group Inc.	2,528,385	106,015
	Whole Foods Market Inc.	1,655,765	105,058
	Clorox Co.	1,553,032	104,736
	JM Smucker Co.	1,336,784	102,184
	Safeway Inc.	4,150,190	96,990
	Molson Coors Brewing Co. Class B	1,831,401	81,937
	Campbell Soup Co.	2,247,255	77,643
	Herbalife Ltd.	1,326,972	76,487
	Brown-Forman Corp. Class B	944,549	70,548
*	Hansen Natural Corp.	849,411	68,760
	McCormick & Co. Inc.	1,352,877	67,062
	Tyson Foods Inc. Class A	3,451,387	67,026
	Church & Dwight Co. Inc.	1,601,331	64,918
*	Energizer Holdings Inc.	793,123	57,390
*	Ralcorp Holdings Inc.	617,721	53,482
	Hormel Foods Corp.	1,646,549	49,084
	Corn Products International Inc.	856,349	47,339
*	Constellation Brands Inc. Class A	2,090,451	43,523
*	Smithfield Foods Inc.	1,680,671	36,756
*	BJ's Wholesale Club Inc.	613,191	30,874
	Flowers Foods Inc.	1,312,559	28,929
*	Dean Foods Co.	2,062,600	25,308
	Nu Skin Enterprises Inc. Class A	626,806	23,537
*	Darling International Inc.	1,311,039	23,205
	SUPERVALU Inc.	2,382,192	22,416
*	United Natural Foods Inc.	514,196	21,941
*	TreeHouse Foods Inc.	397,793	21,723
	Ruddick Corp.	498,409	21,701
^	Diamond Foods Inc.	247,020	18,858
	Casey's General Stores Inc.	426,254	18,755
	Sanderson Farms Inc.	277,594	13,263
	Lancaster Colony Corp.	217,676	13,239
*	Hain Celestial Group Inc.	387,208	12,917
	Fresh Del Monte Produce Inc.	474,388	12,652
*	Fresh Market Inc.	325,581	12,593
	B&G Foods Inc. Class A	518,013	10,681
^	Vector Group Ltd.	571,877	10,174
	Universal Corp.	264,912	9,979
	Pricesmart Inc.	180,644	9,254
*	Boston Beer Co. Inc. Class A	102,065	9,145
	Andersons Inc.	214,879	9,079
*	Rite Aid Corp.	6,195,428	8,240
*	Chiquita Brands International Inc.	627,540	8,171
*	Central European Distribution Corp.	727,033	8,143
	Snyders-Lance Inc.	372,908	8,066
	Nash Finch Co.	212,944	7,626
	J&J Snack Foods Corp.	134,429	6,701

9

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
	Tootsie Roll Industries Inc.	225,422	6,596
	WD-40 Co.	165,115	6,446
*	Elizabeth Arden Inc.	214,961	6,240
*	Heckmann Corp.	947,901	5,725
*	Prestige Brands Holdings Inc.	433,145	5,562
	Coca-Cola Bottling Co. Consolidated	80,316	5,434
^	Cal-Maine Foods Inc.	164,177	5,247
	Spartan Stores Inc.	257,615	5,031
	Weis Markets Inc.	122,852	5,004
*	Spectrum Brands Holdings Inc.	150,200	4,806
*,^	Dole Food Co. Inc.	353,738	4,783
*	Winn-Dixie Stores Inc.	537,790	4,544
*	Pantry Inc.	230,449	4,330
	Imperial Sugar Co.	211,735	4,235
*	Central Garden and Pet Co. Class A	396,460	4,024
*,^	Star Scientific Inc.	846,865	3,811
	Inter Parfums Inc.	155,560	3,583
*	Smart Balance Inc.	667,121	3,456
*	Medifast Inc.	143,118	3,396
*	Revlon Inc. Class A	192,679	3,237
*	USANA Health Sciences Inc.	93,807	2,934
*	Omega Protein Corp.	190,114	2,624
*	Alliance One International Inc.	761,381	2,459
*	Central Garden and Pet Co.	230,873	2,396
*	Physicians Formula Holdings Inc.	582,740	2,331
	Calavo Growers Inc.	110,578	2,329
	Village Super Market Inc. Class A	83,795	2,322
	Oil-Dri Corp. of America	107,016	2,292
*	Pilgrim's Pride Corp.	411,386	2,226
*	Nutraceutical International Corp.	144,527	2,223
	Schiff Nutrition International Inc.	196,033	2,194
	Ingles Markets Inc. Class A	106,963	1,770
	National Beverage Corp.	113,822	1,668
*	John B Sanfilippo & Son Inc.	178,645	1,511
	Limoneira Co.	60,327	1,363
*,^	Lifeway Foods Inc.	112,340	1,256
*	Inventure Foods Inc.	270,347	1,079
	Alico Inc.	41,757	1,070
*	Seneca Foods Corp. Class A	40,736	1,042
*	Susser Holdings Corp.	63,631	1,000
*	Reddy Ice Holdings Inc.	320,485	901
	Female Health Co.	167,990	840
	Griffin Land & Nurseries Inc.	22,753	739
*	Primo Water Corp.	50,372	725
	MGP Ingredients Inc.	60,269	525
*	Parlux Fragrances Inc.	133,041	427
	Farmer Bros Co.	38,108	386
	Reliv International Inc.	146,638	267
*	Mannatech Inc.	218,373	210
	Orchids Paper Products Co.	15,513	196
*	Jones Soda Co.	174,121	193
*	Overhill Farms Inc.	33,651	187
*	HQ Sustainable Maritime Industries Inc.	84,816	65
*,^	American Oriental Bioengineering Inc.	22,551	25
*	Crystal Rock Holdings Inc.	32,920	25
	Bridgford Foods Corp.	100	1
			15,410,056
Energy (11.7%)
	Exxon Mobil Corp.	55,620,378	4,526,386
	Chevron Corp.	22,517,532	2,315,703
	Schlumberger Ltd.	15,266,291	1,319,008
	ConocoPhillips	15,234,577	1,145,488
	Occidental Petroleum Corp.	9,117,773	948,613
	Apache Corp.	4,295,170	529,981

10

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
	Halliburton Co.	10,245,244	522,507
	Anadarko Petroleum Corp.	5,566,667	427,297
	Marathon Oil Corp.	7,972,208	419,976
	National Oilwell Varco Inc.	4,725,214	369,559
	Devon Energy Corp.	4,552,169	358,756
	Baker Hughes Inc.	4,873,186	353,598
	EOG Resources Inc.	2,853,774	298,362
	Hess Corp.	3,410,475	254,967
	Chesapeake Energy Corp.	7,335,439	217,789
	Spectra Energy Corp.	7,275,733	199,428
	Williams Cos. Inc.	6,575,798	198,918
	Peabody Energy Corp.	3,036,201	178,863
	Noble Energy Inc.	1,972,265	176,774
*	Southwestern Energy Co.	3,902,461	167,338
	Valero Energy Corp.	6,382,375	163,197
	El Paso Corp.	7,905,600	159,693
*	Weatherford International Ltd.	8,324,868	156,091
*	Cameron International Corp.	2,746,698	138,131
	Murphy Oil Corp.	2,055,946	134,993
	Consol Energy Inc.	2,538,849	123,083
*	FMC Technologies Inc.	2,696,606	120,781
*	Alpha Natural Resources Inc.	2,542,515	115,532
	Noble Corp.	2,831,412	111,586
	Pioneer Natural Resources Co.	1,176,780	105,404
*	Newfield Exploration Co.	1,508,294	102,594
*	Concho Resources Inc.	1,098,536	100,901
	Range Resources Corp.	1,801,428	99,979
*	Denbury Resources Inc.	4,485,648	89,713
	Cimarex Energy Co.	959,847	86,309
*	Petrohawk Energy Corp.	3,395,792	83,774
	EQT Corp.	1,592,076	83,616
	QEP Resources Inc.	1,979,023	82,783
*	Nabors Industries Ltd.	3,205,567	78,985
	Helmerich & Payne Inc.	1,194,303	78,967
*	Ultra Petroleum Corp.	1,714,205	78,511
	Cabot Oil & Gas Corp.	1,170,593	77,622
*	Whiting Petroleum Corp.	1,326,552	75,494
	Arch Coal Inc.	2,369,757	63,178
*	Kinder Morgan Management LLC	945,176	61,994
*	Plains Exploration & Production Co.	1,573,291	59,974
	Sunoco Inc.	1,354,970	56,516
	Core Laboratories NV	506,211	56,463
*	Rowan Cos. Inc.	1,417,974	55,032
	Diamond Offshore Drilling Inc.	780,194	54,933
	Patterson-UTI Energy Inc.	1,731,319	54,727
	Southern Union Co.	1,330,434	53,417
	SM Energy Co.	712,789	52,376
*	McDermott International Inc.	2,622,740	51,956
	Oceaneering International Inc.	1,216,104	49,252
*	Dresser-Rand Group Inc.	904,320	48,607
	Energen Corp.	809,300	45,725
*	Oil States International Inc.	571,574	45,674
*	SandRidge Energy Inc.	4,154,362	44,286
	Holly Corp.	598,643	41,546
*	Brigham Exploration Co.	1,313,501	39,313
	Frontier Oil Corp.	1,189,715	38,440
*	Tesoro Corp.	1,610,627	36,899
	CARBO Ceramics Inc.	221,422	36,081
	Kinder Morgan Inc.	1,234,017	35,453
*	Superior Energy Services Inc.	887,240	32,952
*	Continental Resources Inc.	504,198	32,727
*	Forest Oil Corp.	1,213,807	32,421
	Tidewater Inc.	578,833	31,147
*	Rosetta Resources Inc.	595,204	30,677

11

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
	Lufkin Industries Inc.	337,371	29,031
*	Atwood Oceanics Inc.	653,163	28,824
	Berry Petroleum Co. Class A	530,058	28,162
	World Fuel Services Corp.	781,219	28,069
*	Unit Corp.	457,798	27,894
*	Key Energy Services Inc.	1,440,273	25,925
	EXCO Resources Inc.	1,442,710	25,464
*	Energy XXI Bermuda Ltd.	745,931	24,780
*	Bill Barrett Corp.	527,816	24,464
*	Dril-Quip Inc.	359,555	24,389
*	CVR Energy Inc.	985,505	24,263
*	Complete Production Services Inc.	705,683	23,542
*	Patriot Coal Corp.	1,027,055	22,862
	SEACOR Holdings Inc.	228,600	22,851
	Bristow Group Inc.	407,983	20,815
*	McMoRan Exploration Co.	1,069,291	19,761
*	Helix Energy Solutions Group Inc.	1,135,593	18,805
*	Gran Tierra Energy Inc.	2,765,224	18,278
*,^	Western Refining Inc.	986,973	17,835
*	Cobalt International Energy Inc.	1,305,884	17,799
*	Swift Energy Co.	472,588	17,613
*	Carrizo Oil & Gas Inc.	410,903	17,155
*	Oasis Petroleum Inc.	569,983	16,917
*	Quicksilver Resources Inc.	1,054,776	15,569
*	Comstock Resources Inc.	527,526	15,187
*	Stone Energy Corp.	493,777	15,006
*	Cloud Peak Energy Inc.	685,614	14,604
*,^	Northern Oil and Gas Inc.	612,628	13,570
*	Exterran Holdings Inc.	675,804	13,401
*	ION Geophysical Corp.	1,368,646	12,947
*	Gulfport Energy Corp.	416,981	12,380
	RPC Inc.	499,624	12,261
*	Kodiak Oil & Gas Corp.	1,996,068	11,517
*	Gulfmark Offshore Inc.	252,190	11,144
*	Tetra Technologies Inc.	837,474	10,661
	W&T Offshore Inc.	353,326	9,229
*	Hercules Offshore Inc.	1,673,863	9,223
*	Pioneer Drilling Co.	598,982	9,128
*	James River Coal Co.	436,279	9,083
*	Enbridge Energy Management LLC	293,748	9,077
*	SemGroup Corp. Class A	349,240	8,965
^	Overseas Shipholding Group Inc.	330,696	8,909
*	Hornbeck Offshore Services Inc.	316,620	8,707
*	Newpark Resources Inc.	942,372	8,547
*,^	Hyperdynamics Corp.	1,927,815	8,290
	Contango Oil & Gas Co.	141,252	8,255
*,^	ATP Oil & Gas Corp.	535,144	8,193
*	Tesco Corp.	413,284	8,022
	Targa Resources Corp.	232,578	7,782
*	Magnum Hunter Resources Corp.	1,111,753	7,515
	Gulf Island Fabrication Inc.	231,620	7,477
	Penn Virginia Corp.	552,691	7,301
*	Parker Drilling Co.	1,243,138	7,272
*	Basic Energy Services Inc.	223,596	7,037
*	Cal Dive International Inc.	1,174,781	7,025
*,^	Cheniere Energy Inc.	756,510	6,930
*,^	Harvest Natural Resources Inc.	616,285	6,798
*,^	Resolute Energy Corp.	419,773	6,784
*	Petroleum Development Corp.	225,759	6,752
*	USEC Inc.	1,816,138	6,066
*	Global Industries Ltd.	1,101,921	6,039
*,^	Clean Energy Fuels Corp.	443,581	5,833
*	Rex Energy Corp.	554,426	5,694
*	Petroquest Energy Inc.	738,750	5,186

12

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
*,^	Goodrich Petroleum Corp.	275,862	5,079
*	Endeavour International Corp.	330,490	4,980
*	Approach Resources Inc.	212,736	4,823
*	Willbros Group Inc.	551,926	4,713
*	Clayton Williams Energy Inc.	76,651	4,603
*,^	Amyris Inc.	163,594	4,595
*	Venoco Inc.	360,557	4,594
*	Callon Petroleum Co.	642,635	4,511
*	FX Energy Inc.	503,306	4,419
*	OYO Geospace Corp.	43,488	4,349
*	Georesources Inc.	190,113	4,276
*	Energy Partners Ltd.	281,420	4,168
*	Matrix Service Co.	294,604	3,942
	Crosstex Energy Inc.	326,981	3,891
*	Rentech Inc.	3,647,797	3,867
*	Vaalco Energy Inc.	620,908	3,738
*	Warren Resources Inc.	902,990	3,440
*	Abraxas Petroleum Corp.	787,034	3,014
*	REX American Resources Corp.	160,299	2,661
^	Houston American Energy Corp.	144,538	2,620
*	Dawson Geophysical Co.	74,754	2,553
*	Double Eagle Petroleum Co.	288,909	2,525
	Panhandle Oil and Gas Inc. Class A	85,283	2,515
*,^	BPZ Resources Inc.	751,901	2,466
*	Westmoreland Coal Co.	131,759	2,339
*	Vantage Drilling Co.	1,150,679	2,094
*	Bolt Technology Corp.	165,853	2,057
*	TransAtlantic Petroleum Ltd.	1,173,294	1,995
*,^	Uranium Resources Inc.	1,136,584	1,898
*	Global Geophysical Services Inc.	104,332	1,857
	Delek US Holdings Inc.	111,599	1,752
*,^	Delta Petroleum Corp.	3,518,557	1,745
*	Syntroleum Corp.	1,166,769	1,715
*	PHI Inc.	77,481	1,684
	Alon USA Energy Inc.	143,145	1,613
*,^	Uranerz Energy Corp.	528,716	1,597
*	Gastar Exploration Ltd.	452,814	1,553
*	Natural Gas Services Group Inc.	92,868	1,501
*,^	Uranium Energy Corp.	458,646	1,403
*,^	GMX Resources Inc.	314,321	1,399
*,^	CAMAC Energy Inc.	1,014,644	1,349
*	Union Drilling Inc.	124,767	1,284
*	Mitcham Industries Inc.	73,485	1,271
*	Triangle Petroleum Corp.	190,787	1,232
*	Oilsands Quest Inc.	3,834,423	1,227
	General Maritime Corp.	860,059	1,161
*,^	Green Plains Renewable Energy Inc.	103,852	1,121
*	CREDO Petroleum Corp.	107,559	1,008
*	Toreador Resources Corp.	269,459	1,000
*	ENGlobal Corp.	215,766	654
*,^	RAM Energy Resources Inc.	458,833	574
*	TGC Industries Inc.	78,239	500
*	RigNet Inc.	24,350	414
*,^	Isramco Inc.	5,855	387
*	Miller Energy Resources Inc.	55,180	353
*	Barnwell Industries Inc.	65,221	336
*	Verenium Corp.	167,789	300
*,^	GeoGlobal Resources Inc.	609,855	287
*	Gasco Energy Inc.	942,746	209
*	HKN Inc.	77,438	177
	Adams Resources & Energy Inc.	6,304	161
*,^	Pacific Ethanol Inc.	129,545	140
*	GeoMet Inc.	107,708	127
*,^	Tri-Valley Corp.	196,976	118

13

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
*	Crimson Exploration Inc.	32,500	115
*	Evolution Petroleum Corp.	15,149	108
*	Geokinetics Inc.	13,286	105
*	Atlas Energy Inc. Escrow	838,780	84
*,^	Cano Petroleum Inc.	227,469	75
*	Evergreen Energy Inc.	41,289	74
*	Cubic Energy Inc.	26,705	19
*	PrimeEnergy Corp.	190	4
*	GreenHunter Energy Inc.	4,759	4
	Atlas Energy LP	75	2
*	Petrocorp Inc. Escrow	100,387	—
			19,660,204
Financials (15.5%)
	JPMorgan Chase & Co.	44,682,883	1,829,317
	Wells Fargo & Co.	56,137,288	1,575,212
	Citigroup Inc.	32,592,054	1,357,133
	Bank of America Corp.	113,528,606	1,244,274
	Goldman Sachs Group Inc.	5,545,082	737,995
*	Berkshire Hathaway Inc. Class B	8,847,659	684,720
	American Express Co.	12,138,738	627,573
	US Bancorp	21,558,460	549,956
	MetLife Inc.	11,835,690	519,232
	Simon Property Group Inc.	3,287,638	382,122
	Morgan Stanley	15,603,992	359,048
	Bank of New York Mellon Corp.	13,929,771	356,881
	PNC Financial Services Group Inc.	5,898,068	351,584
	Prudential Financial Inc.	5,429,256	345,246
	Travelers Cos. Inc.	4,837,186	282,395
	Capital One Financial Corp.	5,079,239	262,444
	State Street Corp.	5,633,241	254,003
	ACE Ltd.	3,765,370	247,837
	Aflac Inc.	5,274,558	246,216
	Franklin Resources Inc.	1,752,257	230,054
	BB&T Corp.	7,791,861	209,134
	CME Group Inc.	714,802	208,429
	Chubb Corp.	3,312,929	207,422
	BlackRock Inc.	1,035,306	198,582
	Equity Residential	3,298,989	197,939
	Marsh & McLennan Cos. Inc.	6,103,456	190,367
	Charles Schwab Corp.	11,473,465	188,738
	Public Storage	1,614,435	184,062
	ProLogis Inc.	5,096,901	182,673
	Allstate Corp.	5,942,819	181,434
	T Rowe Price Group Inc.	2,906,422	175,374
	Vornado Realty Trust	1,854,904	172,840
	AON Corp.	3,364,136	172,580
	Boston Properties Inc.	1,600,542	169,914
	HCP Inc.	4,505,571	165,309
	Discover Financial Services	6,115,871	163,600
	Annaly Capital Management Inc.	9,021,118	162,741
	Ameriprise Financial Inc.	2,766,291	159,560
	Loews Corp.	3,714,060	156,325
	American International Group Inc.	5,321,321	156,021
	SunTrust Banks Inc.	6,007,112	154,983
	Progressive Corp.	7,033,955	150,386
	Weyerhaeuser Co.	6,015,260	131,494
	Fifth Third Bancorp	10,294,572	131,256
	Host Hotels & Resorts Inc.	7,632,978	129,379
	Hartford Financial Services Group Inc.	4,737,617	124,931
	AvalonBay Communities Inc.	966,119	124,050
	Invesco Ltd.	5,162,724	120,808
	Northern Trust Corp.	2,444,479	112,348
	M&T Bank Corp.	1,261,984	110,991
	Principal Financial Group Inc.	3,599,221	109,488

14

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
*	IntercontinentalExchange Inc.	823,706	102,724
	Health Care REIT Inc.	1,932,435	101,318
	Lincoln National Corp.	3,544,371	100,979
	NYSE Euronext	2,933,449	100,529
	SLM Corp.	5,908,842	99,328
	Ventas Inc.	1,828,493	96,380
*	Berkshire Hathaway Inc. Class A	826	95,903
*	CIT Group Inc.	2,134,971	94,494
	Unum Group	3,515,993	89,587
	KeyCorp	10,671,339	88,892
	Moody's Corp.	2,317,729	88,885
	Regions Financial Corp.	14,120,644	87,548
	Kimco Realty Corp.	4,561,170	85,020
*	CB Richard Ellis Group Inc. Class A	3,269,723	82,103
	General Growth Properties Inc.	4,861,134	81,132
	Leucadia National Corp.	2,332,058	79,523
	Macerich Co.	1,463,839	78,315
	XL Group plc Class A	3,492,754	76,771
	Willis Group Holdings plc	1,827,263	75,119
	Plum Creek Timber Co. Inc.	1,816,851	73,655
	SL Green Realty Corp.	886,738	73,484
	New York Community Bancorp Inc.	4,889,775	73,298
	Comerica Inc.	1,984,597	68,608
	Huntington Bancshares Inc.	9,689,459	63,563
^	Digital Realty Trust Inc.	1,026,285	63,404
	Rayonier Inc.	911,216	59,548
	Federal Realty Investment Trust	690,753	58,838
	Nationwide Health Properties Inc.	1,420,403	58,819
*	Affiliated Managers Group Inc.	578,855	58,725
	Torchmark Corp.	892,039	57,215
*	Genworth Financial Inc. Class A	5,501,922	56,560
	People's United Financial Inc.	4,202,001	56,475
	American Capital Agency Corp.	1,929,466	56,167
	Legg Mason Inc.	1,622,669	53,159
	Alexandria Real Estate Equities Inc.	679,930	52,640
	Cincinnati Financial Corp.	1,738,911	50,741
*	MSCI Inc. Class A	1,344,987	50,679
	UDR Inc.	2,048,766	50,297
	TD Ameritrade Holding Corp.	2,577,815	50,293
	Reinsurance Group of America Inc. Class A	824,267	50,165
	Everest Re Group Ltd.	611,509	49,991
	Camden Property Trust	783,761	49,863
	PartnerRe Ltd.	720,803	49,627
	Zions Bancorporation	2,051,776	49,263
	Essex Property Trust Inc.	361,439	48,899
*	Arch Capital Group Ltd.	1,514,147	48,332
	Marshall & Ilsley Corp.	5,939,590	47,339
	Realty Income Corp.	1,412,764	47,313
	First Niagara Financial Group Inc.	3,467,961	45,777
	Jones Lang LaSalle Inc.	481,586	45,414
	WR Berkley Corp.	1,347,881	43,725
	Hudson City Bancorp Inc.	5,325,172	43,613
	RenaissanceRe Holdings Ltd.	611,143	42,749
	Liberty Property Trust	1,287,454	41,945
*	Markel Corp.	103,854	41,210
	BRE Properties Inc.	825,571	41,179
	Assurant Inc.	1,123,608	40,753
	HCC Insurance Holdings Inc.	1,292,312	40,708
	Regency Centers Corp.	921,180	40,504
	Eaton Vance Corp.	1,325,651	40,074
	Chimera Investment Corp.	11,546,829	39,952
	Senior Housing Properties Trust	1,705,426	39,924
	Duke Realty Corp.	2,841,161	39,805
	Piedmont Office Realty Trust Inc. Class A	1,941,186	39,581

15

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
	Axis Capital Holdings Ltd.	1,261,492	39,056
*	E*Trade Financial Corp.	2,823,610	38,966
	Raymond James Financial Inc.	1,203,718	38,700
*	American Capital Ltd.	3,841,906	38,150
	Fidelity National Financial Inc. Class A	2,403,717	37,835
	SEI Investments Co.	1,675,248	37,710
	Taubman Centers Inc.	627,686	37,159
	Ares Capital Corp.	2,297,333	36,918
	Commerce Bancshares Inc.	831,766	35,766
*	NASDAQ OMX Group Inc.	1,407,002	35,597
	Cullen/Frost Bankers Inc.	619,201	35,202
	Waddell & Reed Financial Inc. Class A	966,504	35,132
	Brown & Brown Inc.	1,364,693	35,018
	White Mountains Insurance Group Ltd.	83,268	34,986
	Arthur J Gallagher & Co.	1,219,019	34,791
	Transatlantic Holdings Inc.	704,822	34,543
	Apartment Investment & Management Co.	1,328,588	33,919
	East West Bancorp Inc.	1,671,713	33,785
	Hospitality Properties Trust	1,388,481	33,671
	Developers Diversified Realty Corp.	2,344,593	33,059
	Old Republic International Corp.	2,770,888	32,558
	Weingarten Realty Investors	1,286,718	32,374
	Mack-Cali Realty Corp.	967,023	31,854
	Jefferies Group Inc.	1,555,154	31,725
*	Popular Inc.	11,478,352	31,680
	American Financial Group Inc.	886,084	31,624
	MFA Financial Inc.	3,888,529	31,264
	Assured Guaranty Ltd.	1,859,975	30,336
	City National Corp.	529,578	28,730
	CBL & Associates Properties Inc.	1,578,851	28,625
*	SVB Financial Group	477,518	28,513
	BioMed Realty Trust Inc.	1,478,490	28,446
	First Horizon National Corp.	2,960,327	28,242
	Hancock Holding Co.	900,963	27,912
	Mid-America Apartment Communities Inc.	400,907	27,049
	Associated Banc-Corp	1,943,958	27,021
	Highwoods Properties Inc.	807,474	26,752
	American Campus Communities Inc.	751,828	26,705
	Douglas Emmett Inc.	1,325,624	26,367
*	Signature Bank	455,736	26,068
	Home Properties Inc.	427,731	26,040
	Kilroy Realty Corp.	649,740	25,658
*	Forest City Enterprises Inc. Class A	1,372,669	25,628
	Equity Lifestyle Properties Inc.	408,102	25,482
^	Federated Investors Inc. Class B	1,053,828	25,123
	Bank of Hawaii Corp.	539,929	25,117
	Corporate Office Properties Trust	800,647	24,908
	Valley National Bancorp	1,809,519	24,628
	Tanger Factory Outlet Centers	912,498	24,428
	Entertainment Properties Trust	521,862	24,371
	LaSalle Hotel Properties	914,038	24,076
	Washington REIT	740,144	24,069
	Fulton Financial Corp.	2,243,658	24,030
	Erie Indemnity Co. Class A	335,029	23,693
	Omega Healthcare Investors Inc.	1,122,747	23,589
	Allied World Assurance Co. Holdings Ltd.	406,500	23,406
*	Alleghany Corp.	70,243	23,399
	National Retail Properties Inc.	943,380	23,122
	TCF Financial Corp.	1,674,934	23,114
	Hatteras Financial Corp.	817,863	23,088
*	ProAssurance Corp.	327,462	22,922
	Apollo Investment Corp.	2,202,009	22,483
	Post Properties Inc.	549,863	22,412
*	CNO Financial Group Inc.	2,827,496	22,365

16

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
	Protective Life Corp.	965,145	22,324
	CapitalSource Inc.	3,459,669	22,315
	Capitol Federal Financial Inc.	1,886,294	22,183
	Validus Holdings Ltd.	714,931	22,127
	Prosperity Bancshares Inc.	498,094	21,826
	StanCorp Financial Group Inc.	515,932	21,767
	Starwood Property Trust Inc.	1,050,294	21,542
	Invesco Mortgage Capital Inc.	1,015,075	21,449
	FirstMerit Corp.	1,291,980	21,331
	Extra Space Storage Inc.	987,781	21,069
	CommonWealth REIT	814,104	21,036
	Washington Federal Inc.	1,262,533	20,743
	Aspen Insurance Holdings Ltd.	803,080	20,663
*	Stifel Financial Corp.	574,817	20,613
	Endurance Specialty Holdings Ltd.	490,435	20,270
	DiamondRock Hospitality Co.	1,864,433	20,005
*	Howard Hughes Corp.	296,465	19,282
	Cash America International Inc.	332,429	19,238
	Janus Capital Group Inc.	2,033,554	19,197
	Hanover Insurance Group Inc.	508,580	19,179
*	Texas Capital Bancshares Inc.	716,597	18,510
	Alterra Capital Holdings Ltd.	827,404	18,451
	First American Financial Corp.	1,178,873	18,449
	Synovus Financial Corp.	8,818,482	18,342
*	Ezcorp Inc. Class A	503,613	17,916
	Webster Financial Corp.	836,906	17,592
	Brandywine Realty Trust	1,511,464	17,518
	Iberiabank Corp.	303,265	17,480
	Unitrin Inc.	583,819	17,322
	DuPont Fabros Technology Inc.	685,290	17,269
	Colonial Properties Trust	835,814	17,051
	BOK Financial Corp.	308,663	16,905
*,^	St. Joe Co.	809,571	16,871
*	Pinnacle Financial Partners Inc.	1,062,725	16,536
*	Western Alliance Bancorp	2,327,137	16,523
	Ashford Hospitality Trust Inc.	1,316,239	16,387
*	Portfolio Recovery Associates Inc.	192,398	16,313
	Greenhill & Co. Inc.	301,569	16,230
*	Strategic Hotels & Resorts Inc.	2,289,113	16,207
	Westamerica Bancorporation	327,867	16,147
	Delphi Financial Group Inc.	548,685	16,027
	Trustmark Corp.	682,721	15,982
	Potlatch Corp.	450,010	15,872
	Northwest Bancshares Inc.	1,240,584	15,607
	Healthcare Realty Trust Inc.	755,174	15,579
	UMB Financial Corp.	365,227	15,296
*,^	MBIA Inc.	1,753,777	15,240
	Umpqua Holdings Corp.	1,287,276	14,894
	Lexington Realty Trust	1,593,106	14,545
	DCT Industrial Trust Inc.	2,768,192	14,478
	Medical Properties Trust Inc.	1,256,895	14,454
	CBOE Holdings Inc.	582,123	14,320
	Platinum Underwriters Holdings Ltd.	429,556	14,278
*	MF Global Holdings Ltd.	1,838,376	14,229
	FNB Corp.	1,357,851	14,054
	Investors Real Estate Trust	1,616,343	13,998
*	iStar Financial Inc.	1,716,211	13,918
	Cathay General Bancorp	845,119	13,851
*	First Cash Financial Services Inc.	317,021	13,312
	Redwood Trust Inc.	878,145	13,278
	Equity One Inc.	708,840	13,213
	RLI Corp.	212,562	13,162
	Montpelier Re Holdings Ltd.	729,372	13,129
*	PHH Corp.	629,477	12,917

17

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
	EastGroup Properties Inc.	303,007	12,881
	Sovran Self Storage Inc.	312,077	12,795
	Astoria Financial Corp.	997,639	12,760
	Wintrust Financial Corp.	392,928	12,644
	Symetra Financial Corp.	935,368	12,562
	National Health Investors Inc.	276,257	12,274
	PS Business Parks Inc.	222,695	12,270
	U-Store-It Trust	1,164,722	12,253
	Prospect Capital Corp.	1,209,375	12,227
	Anworth Mortgage Asset Corp.	1,625,073	12,204
	Mercury General Corp.	308,650	12,189
*	Sunstone Hotel Investors Inc.	1,314,421	12,185
*	MGIC Investment Corp.	2,026,023	12,055
*	Ocwen Financial Corp.	943,785	12,043
	Capstead Mortgage Corp.	898,074	12,034
	Cypress Sharpridge Investments Inc.	935,736	11,987
	Susquehanna Bancshares Inc.	1,456,940	11,656
*	Flagstar Bancorp Inc.	9,743,898	11,595
*	Knight Capital Group Inc. Class A	1,047,298	11,541
	Fifth Street Finance Corp.	992,731	11,516
*	World Acceptance Corp.	175,355	11,498
*	Nara Bancorp Inc.	1,411,937	11,479
	United Bankshares Inc.	458,603	11,227
	Old National Bancorp	1,022,937	11,048
	Franklin Street Properties Corp.	836,189	10,795
	First Citizens BancShares Inc. Class A	57,626	10,789
*	Altisource Portfolio Solutions SA	291,970	10,744
	MB Financial Inc.	557,670	10,730
*	Dollar Financial Corp.	495,452	10,727
	Glacier Bancorp Inc.	792,097	10,677
	First Financial Bancorp	638,968	10,664
	National Penn Bancshares Inc.	1,343,068	10,651
	Tower Group Inc.	446,661	10,639
	BancorpSouth Inc.	839,193	10,414
	Argo Group International Holdings Ltd.	340,549	10,121
	Sterling Bancshares Inc.	1,232,238	10,055
	International Bancshares Corp.	590,567	9,880
	optionsXpress Holdings Inc.	582,921	9,723
	Selective Insurance Group Inc.	595,442	9,688
	Pebblebrook Hotel Trust	470,754	9,505
	CVB Financial Corp.	1,026,473	9,495
	First Midwest Bancorp Inc.	768,583	9,446
*	TFS Financial Corp.	974,290	9,431
	MarketAxess Holdings Inc.	373,398	9,357
	Community Bank System Inc.	376,666	9,338
*	First Industrial Realty Trust Inc.	798,542	9,143
	Cousins Properties Inc.	1,060,139	9,054
	Two Harbors Investment Corp.	837,662	9,005
	Glimcher Realty Trust	942,897	8,958
	Ramco-Gershenson Properties Trust	723,109	8,952
^	First Financial Bankshares Inc.	257,193	8,860
*	LPL Investment Holdings Inc.	256,767	8,784
	Pennsylvania REIT	558,724	8,772
	LTC Properties Inc.	312,056	8,681
	Evercore Partners Inc. Class A	258,765	8,622
	Primerica Inc.	392,288	8,619
	Acadia Realty Trust	419,714	8,533
*	FelCor Lodging Trust Inc.	1,599,593	8,526
	Alexander's Inc.	21,322	8,465
	CreXus Investment Corp.	755,572	8,394
	PrivateBancorp Inc. Class A	604,481	8,342
	NBT Bancorp Inc.	375,478	8,309
*	Enstar Group Ltd.	79,166	8,272
	BGC Partners Inc. Class A	1,069,614	8,268

18

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
	Getty Realty Corp.	327,094	8,253
*	Credit Acceptance Corp.	97,145	8,206
	Provident Financial Services Inc.	569,647	8,157
*	Greenlight Capital Re Ltd. Class A	303,335	7,975
	Solar Capital Ltd.	322,515	7,963
	Infinity Property & Casualty Corp.	145,399	7,948
	Hersha Hospitality Trust Class A	1,423,431	7,929
	Employers Holdings Inc.	466,341	7,821
*	Piper Jaffray Cos.	269,030	7,751
	Bank of the Ozarks Inc.	147,784	7,694
*	Financial Engines Inc.	292,042	7,570
	Columbia Banking System Inc.	437,148	7,528
	Government Properties Income Trust	277,688	7,503
	Park National Corp.	112,920	7,437
*	Investment Technology Group Inc.	530,374	7,436
	Interactive Brokers Group Inc.	474,417	7,425
	American National Insurance Co.	95,392	7,393
	PacWest Bancorp	356,479	7,333
	Inland Real Estate Corp.	817,386	7,218
	City Holding Co.	218,481	7,216
	BlackRock Kelso Capital Corp.	775,949	6,960
	Sun Communities Inc.	185,060	6,905
	First Potomac Realty Trust	450,662	6,900
	Nelnet Inc. Class A	304,410	6,715
*	Navigators Group Inc.	142,726	6,708
	Horace Mann Educators Corp.	429,347	6,702
*	Safeguard Scientifics Inc.	351,429	6,635
*	United Community Banks Inc.	613,259	6,476
*	Investors Bancorp Inc.	454,352	6,452
*	National Financial Partners Corp.	559,033	6,451
	Associated Estates Realty Corp.	395,948	6,434
	S&T Bancorp Inc.	343,449	6,385
*	FBR & Co.	1,871,666	6,364
	Oritani Financial Corp.	490,830	6,278
	American Equity Investment Life Holding Co.	489,214	6,218
*	Hilltop Holdings Inc.	701,116	6,198
	Oriental Financial Group Inc.	477,986	6,161
*	AMERISAFE Inc.	272,034	6,153
	Safety Insurance Group Inc.	146,358	6,153
	KBW Inc.	328,743	6,147
	Radian Group Inc.	1,433,924	6,065
*	Green Dot Corp. Class A	178,200	6,055
*	ICG Group Inc.	486,164	5,946
	Hercules Technology Growth Capital Inc.	563,927	5,933
	Brookline Bancorp Inc.	638,738	5,921
	Amtrust Financial Services Inc.	257,032	5,855
	Chemical Financial Corp.	305,453	5,730
	First Commonwealth Financial Corp.	988,131	5,672
	Home Bancshares Inc.	235,662	5,571
	Newcastle Investment Corp.	933,096	5,393
	Cohen & Steers Inc.	162,481	5,386
	MCG Capital Corp.	883,361	5,371
	Meadowbrook Insurance Group Inc.	533,323	5,285
	Education Realty Trust Inc.	609,083	5,220
	Saul Centers Inc.	132,419	5,213
	Dime Community Bancshares Inc.	350,125	5,091
*	Forestar Group Inc.	309,597	5,087
	Trustco Bank Corp. NY	1,034,887	5,071
*	Pico Holdings Inc.	172,507	5,003
	Colony Financial Inc.	275,618	4,980
	Harleysville Group Inc.	155,845	4,858
	Retail Opportunity Investments Corp.	444,418	4,782
	Boston Private Financial Holdings Inc.	720,030	4,738
*	FPIC Insurance Group Inc.	113,262	4,721

19

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
	PennyMac Mortgage Investment Trust	281,683	4,667
	Walter Investment Management Corp.	210,093	4,662
*	Encore Capital Group Inc.	151,305	4,648
*	Tejon Ranch Co.	133,880	4,565
	Independent Bank Corp.	173,580	4,556
	Flushing Financial Corp.	343,279	4,463
*	Virtus Investment Partners Inc.	72,983	4,430
	Resource Capital Corp.	700,248	4,426
	Universal Health Realty Income Trust	109,531	4,379
	Advance America Cash Advance Centers Inc.	628,814	4,333
*	Hanmi Financial Corp.	3,988,807	4,268
	FBL Financial Group Inc. Class A	132,494	4,260
*	West Coast Bancorp	253,899	4,255
	ViewPoint Financial Group	308,332	4,255
	WesBanco Inc.	215,459	4,236
*	MPG Office Trust Inc.	1,469,447	4,203
	Arrow Financial Corp.	169,662	4,152
	Sandy Spring Bancorp Inc.	229,038	4,120
*	HFF Inc. Class A	272,256	4,108
*,^	Hampton Roads Bankshares Inc.	413,373	4,092
	TICC Capital Corp.	423,970	4,070
	Federal Agricultural Mortgage Corp.	183,443	4,058
*	Sterling Financial Corp.	250,986	4,033
*	Beneficial Mutual Bancorp Inc.	488,558	4,014
	PennantPark Investment Corp.	357,629	4,009
	ARMOUR Residential REIT Inc.	537,900	3,954
	Chesapeake Lodging Trust	231,681	3,952
	SCBT Financial Corp.	136,767	3,922
	Flagstone Reinsurance Holdings SA	463,880	3,911
	Maiden Holdings Ltd.	426,238	3,879
*	Citizens Inc.	568,209	3,875
	Sabra Healthcare REIT Inc.	231,680	3,871
*	Phoenix Cos. Inc.	1,552,702	3,820
	Community Trust Bancorp Inc.	136,804	3,792
*	PMI Group Inc.	3,534,456	3,782
*	Bancorp Inc.	359,606	3,758
	GAMCO Investors Inc.	80,498	3,726
	Washington Trust Bancorp Inc.	159,675	3,668
	1st Source Corp.	176,704	3,665
	National Western Life Insurance Co. Class A	22,810	3,638
*	Cowen Group Inc. Class A	954,129	3,588
	Simmons First National Corp. Class A	135,439	3,475
	First Financial Corp.	105,512	3,454
	Provident New York Bancorp	407,793	3,409
	Calamos Asset Management Inc. Class A	233,002	3,383
	Artio Global Investors Inc. Class A	299,176	3,381
*	Eagle Bancorp Inc.	253,597	3,373
	Lakeland Financial Corp.	150,970	3,361
	CapLease Inc.	677,860	3,328
*	eHealth Inc.	247,032	3,300
	United Fire & Casualty Co.	188,258	3,270
	Berkshire Hills Bancorp Inc.	143,398	3,211
	Duff & Phelps Corp. Class A	249,196	3,197
	GFI Group Inc.	695,920	3,194
	Cardinal Financial Corp.	291,335	3,190
	Mission West Properties Inc.	353,125	3,100
	Sterling Bancorp	322,674	3,062
	State Auto Financial Corp.	175,487	3,059
*	Global Indemnity plc	137,848	3,057
	Bancfirst Corp.	79,179	3,056
^	Main Street Capital Corp.	159,067	3,014
*	Intl. FCStone Inc.	124,147	3,006
*	Seacoast Banking Corp. of Florida	1,997,112	2,996
	OceanFirst Financial Corp.	231,070	2,992

20

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
	ESSA Bancorp Inc.	239,487	2,974
	SY Bancorp Inc.	127,224	2,958
	Medallion Financial Corp.	302,198	2,946
	OneBeacon Insurance Group Ltd. Class A	217,970	2,919
*	Ameris Bancorp	325,246	2,885
	Parkway Properties Inc.	167,966	2,865
	Great Southern Bancorp Inc.	149,403	2,831
	NorthStar Realty Finance Corp.	701,399	2,827
	Univest Corp. of Pennsylvania	180,073	2,815
	Urstadt Biddle Properties Inc. Class A	154,268	2,794
^	TowneBank	208,776	2,793
	Triangle Capital Corp.	149,815	2,766
	SeaBright Holdings Inc.	279,283	2,765
*	Southwest Bancorp Inc.	279,610	2,737
	Renasant Corp.	188,617	2,733
	Agree Realty Corp.	122,150	2,728
	First Busey Corp.	514,487	2,722
*	Citizens Republic Bancorp Inc.	3,923,771	2,708
	MVC Capital Inc.	204,510	2,706
	Tompkins Financial Corp.	67,124	2,634
	Camden National Corp.	79,982	2,624
	Bancorp Rhode Island Inc.	57,792	2,619
*	Gleacher & Co. Inc.	1,275,017	2,601
	Suffolk Bancorp	185,603	2,591
	Territorial Bancorp Inc.	123,805	2,565
	Abington Bancorp Inc.	245,557	2,561
*	Center Financial Corp.	402,955	2,559
	Campus Crest Communities Inc.	194,802	2,521
	Dynex Capital Inc.	259,452	2,511
	Kennedy-Wilson Holdings Inc.	204,907	2,510
	Westfield Financial Inc.	308,141	2,502
	Northfield Bancorp Inc.	177,337	2,493
	WSFS Financial Corp.	62,851	2,492
	StellarOne Corp.	205,684	2,491
	Union First Market Bankshares Corp.	203,589	2,480
	Lakeland Bancorp Inc.	246,737	2,462
	Southside Bancshares Inc.	123,999	2,461
*	Primus Guaranty Ltd.	465,457	2,444
^	RAIT Financial Trust	1,155,103	2,426
	Gladstone Commercial Corp.	137,676	2,386
	Coresite Realty Corp.	145,318	2,383
	Republic Bancorp Inc. Class A	119,187	2,372
	Kohlberg Capital Corp.	294,368	2,340
	West Bancorporation Inc.	265,606	2,340
	Kite Realty Group Trust	468,509	2,333
	Diamond Hill Investment Group Inc.	28,648	2,329
	Consolidated-Tomoka Land Co.	81,239	2,323
	Trico Bancshares	157,071	2,293
	Rockville Financial Inc.	231,555	2,292
	Bryn Mawr Bank Corp.	112,866	2,286
	One Liberty Properties Inc.	147,948	2,284
*	Harris & Harris Group Inc.	444,289	2,279
	Cedar Shopping Centers Inc.	439,376	2,263
	Winthrop Realty Trust	187,236	2,236
*	Virginia Commerce Bancorp Inc.	377,962	2,234
	Apollo Commercial Real Estate Finance Inc.	138,546	2,233
	First of Long Island Corp.	79,855	2,227
	Cogdell Spencer Inc.	371,546	2,226
	First Merchants Corp.	246,231	2,201
	Hudson Valley Holding Corp.	112,727	2,177
	Center Bancorp Inc.	206,991	2,161
	Capital Southwest Corp.	22,916	2,114
*	NewStar Financial Inc.	197,786	2,112
	Bank Mutual Corp.	571,330	2,097

21

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
	National Interstate Corp.	90,598	2,075
	Chatham Lodging Trust	127,529	2,054
	Gladstone Capital Corp.	221,661	2,048
	Oppenheimer Holdings Inc. Class A	72,189	2,036
*	Wilshire Bancorp Inc.	689,884	2,028
	Monmouth Real Estate Investment Corp. Class A	239,038	2,020
	Edelman Financial Group Inc.	252,248	1,990
	Donegal Group Inc. Class A	155,039	1,984
	Financial Institutions Inc.	120,298	1,975
	Baldwin & Lyons Inc.	84,992	1,969
*	Metro Bancorp Inc.	172,429	1,969
	Presidential Life Corp.	187,852	1,961
	National Bankshares Inc.	77,412	1,938
	SWS Group Inc.	318,400	1,907
*	Meridian Interstate Bancorp Inc.	137,976	1,889
*	First Marblehead Corp.	1,042,009	1,844
	Westwood Holdings Group Inc.	47,582	1,813
	Banner Corp.	101,116	1,770
	Tower Bancorp Inc.	64,232	1,760
	Hudson Pacific Properties Inc.	112,227	1,743
	German American Bancorp Inc.	103,093	1,709
	Orrstown Financial Services Inc.	64,038	1,685
	MainSource Financial Group Inc.	201,259	1,670
	First Bancorp	162,779	1,667
*	Tree.com Inc.	319,263	1,635
	Excel Trust Inc.	147,754	1,630
	Crawford & Co. Class B	228,989	1,619
*	Ladenburg Thalmann Financial Services Inc.	1,160,103	1,601
	US Global Investors Inc. Class A	218,616	1,574
	NGP Capital Resources Co.	190,421	1,561
	Penns Woods Bancorp Inc.	45,304	1,557
	BankFinancial Corp.	183,520	1,554
*	Arbor Realty Trust Inc.	329,798	1,543
	Merchants Bancshares Inc.	62,051	1,518
	United Financial Bancorp Inc.	98,348	1,518
	First Community Bancshares Inc.	107,556	1,506
	EMC Insurance Group Inc.	78,774	1,505
	Fox Chase Bancorp Inc.	110,323	1,495
*	Netspend Holdings Inc.	148,375	1,484
	Arlington Asset Investment Corp. Class A	46,716	1,466
	Heartland Financial USA Inc.	100,409	1,461
*,^	Central Pacific Financial Corp.	103,384	1,447
	State Bancorp Inc.	107,467	1,434
*,^	Taylor Capital Group Inc.	175,664	1,433
	First Bancorp Inc.	95,348	1,417
*	Sun Bancorp Inc.	386,371	1,410
	Stewart Information Services Corp.	138,520	1,389
*	Guaranty Bancorp	1,017,076	1,363
*	American Safety Insurance Holdings Ltd.	71,202	1,363
	Peoples Bancorp Inc.	117,982	1,330
*,^	BankAtlantic Bancorp Inc. Class A	1,387,849	1,318
*	Macatawa Bank Corp.	476,220	1,317
	Ames National Corp.	72,056	1,309
	ESB Financial Corp.	98,571	1,274
	CNB Financial Corp.	89,709	1,246
	Capital City Bank Group Inc.	120,126	1,232
	First Interstate Bancsystem Inc.	81,275	1,198
	Gladstone Investment Corp.	166,671	1,190
	Epoch Holding Corp.	66,583	1,189
*	Marlin Business Services Corp.	93,245	1,180
*	Walker & Dunlop Inc.	86,833	1,155
	Eastern Insurance Holdings Inc.	86,642	1,146
^	Life Partners Holdings Inc.	331,717	1,141
	Indiana Community Bancorp	63,571	1,112

22

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
	First Financial Holdings Inc.	121,661	1,091
*	Cape Bancorp Inc.	107,445	1,074
	Asta Funding Inc.	127,002	1,066
*	First Defiance Financial Corp.	69,967	1,028
*,^	Pacific Mercantile Bancorp	239,463	1,020
	Kansas City Life Insurance Co.	32,719	1,019
	CoBiz Financial Inc.	155,405	1,016
*,^	Penson Worldwide Inc.	282,863	1,010
	American National Bankshares Inc.	54,738	1,007
*	Thomas Properties Group Inc.	313,454	1,006
*	Doral Financial Corp.	511,112	1,002
*,^	First BanCorp	232,342	1,001
	Enterprise Financial Services Corp.	73,926	1,000
	Washington Banking Co.	75,222	994
*	Maui Land & Pineapple Co. Inc.	198,204	993
	UMH Properties Inc.	92,323	988
*	BRT Realty Trust	155,302	980
	Centerstate Banks Inc.	140,787	974
	Bank of Marin Bancorp	26,210	927
	Golub Capital BDC Inc.	60,683	906
	THL Credit Inc.	68,727	893
*,^	Mercantile Bank Corp.	106,928	888
	TF Financial Corp.	40,537	886
	Parkvale Financial Corp.	40,991	881
	Heritage Financial Corp.	67,143	868
	Peapack Gladstone Financial Corp.	73,437	865
	Citizens & Northern Corp.	57,080	860
	Resource America Inc. Class A	145,651	855
	Home Federal Bancorp Inc.	77,515	852
*	First Financial Northwest Inc.	162,498	824
	Kaiser Federal Financial Group Inc.	66,276	817
	Century Bancorp Inc. Class A	30,764	814
	First Pactrust Bancorp Inc.	54,431	809
*	Intervest Bancshares Corp. Class A	257,506	788
*	Stratus Properties Inc.	58,047	778
	Alliance Financial Corp.	24,615	751
	Crawford & Co. Class A	146,708	741
	PMC Commercial Trust	89,023	734
	Meta Financial Group Inc.	38,314	730
	Horizon Bancorp	26,874	723
	Norwood Financial Corp.	26,757	698
*	NewBridge Bancorp	150,761	690
*	Gramercy Capital Corp.	227,670	690
*	Republic First Bancorp Inc.	308,077	681
*	First Acceptance Corp.	367,526	680
	Bridge Bancorp Inc.	31,777	676
	Alliance Bancorp Inc. of Pennsylvania	58,743	645
	Sierra Bancorp	56,674	642
	Urstadt Biddle Properties Inc.	37,652	634
	Provident Financial Holdings Inc.	79,909	634
	CFS Bancorp Inc.	111,086	597
*	Hallmark Financial Services	75,522	594
	Pacific Continental Corp.	64,572	591
	Cheviot Financial Corp.	64,085	590
*	1st United Bancorp Inc.	94,772	589
	Codorus Valley Bancorp Inc.	54,778	587
	Federal Agricultural Mortgage Corp. Class A	38,986	580
*	Heritage Commerce Corp.	112,698	576
^	First United Corp.	113,595	565
*	AmeriServ Financial Inc.	289,008	552
*,^	BancTrust Financial Group Inc.	214,357	551
	Universal Insurance Holdings Inc.	115,684	540
	Shore Bancshares Inc.	75,869	527
	Hingham Institution for Savings	9,966	523

23

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
*	Asset Acceptance Capital Corp.	127,569	515
*,^	Capital Trust Inc. Class A	127,823	495
	ECB Bancorp Inc.	45,079	494
	LNB Bancorp Inc.	84,109	481
	Middleburg Financial Corp.	31,962	478
	Firstbank Corp.	80,504	469
	Investors Title Co.	11,619	467
*	Avatar Holdings Inc.	30,627	466
	Independence Holding Co.	42,852	447
	First South Bancorp Inc.	104,743	447
	Roma Financial Corp.	42,412	445
	Pulaski Financial Corp.	61,804	444
	MutualFirst Financial Inc.	46,495	424
	Eastern Virginia Bankshares Inc.	126,332	423
*,^	Green Bankshares Inc.	160,607	421
	Commercial National Financial Corp.	21,484	420
	Institutional Financial Markets Inc.	122,156	412
	JMP Group Inc.	54,896	386
*	Waterstone Financial Inc.	171,503	386
	Terreno Realty Corp.	22,535	383
*	Preferred Bank	52,280	376
	Citizens South Banking Corp.	91,670	376
	Bar Harbor Bankshares	12,748	360
	Ohio Valley Banc Corp.	20,102	351
*	Unity Bancorp Inc.	50,890	346
	Ameriana Bancorp	68,086	340
	New Hampshire Thrift Bancshares Inc.	24,749	330
	QC Holdings Inc.	76,808	307
*	CompuCredit Holdings Corp.	127,550	296
*	Home Bancorp Inc.	19,981	296
*	United Community Financial Corp.	225,677	287
*,^	Encore Bancshares Inc.	23,800	286
	SI Financial Group Inc.	26,856	271
	United Security Bancshares	56,559	271
	HopFed Bancorp Inc.	32,661	258
	Hawthorn Bancshares Inc.	32,076	246
	Pzena Investment Management Inc. Class A	43,006	244
*	Yadkin Valley Financial Corp.	115,800	242
	FXCM Inc. Class A	24,066	239
*	American Independence Corp.	41,127	239
	VIST Financial Corp.	33,196	233
	Legacy Bancorp Inc.	16,338	226
	C&F Financial Corp.	10,560	225
*	BCSB Bancorp Inc.	15,965	225
	Northrim BanCorp Inc.	11,627	221
*	Farmers Capital Bank Corp.	40,350	212
	Old Point Financial Corp.	17,650	207
	Wayne Savings Bancshares Inc.	24,150	205
*	ZipRealty Inc.	82,497	190
	Peoples Financial Corp.	13,667	188
	First M&F Corp.	48,598	180
*	Consumer Portfolio Services Inc.	151,248	178
*	Jefferson Bancshares Inc.	53,095	172
	Midsouth Bancorp Inc.	11,960	163
*	WSB Holdings Inc.	54,465	162
*	First Place Financial Corp.	139,037	160
*,^	Grubb & Ellis Co.	494,490	158
*	MBT Financial Corp.	112,647	153
*	North Valley Bancorp	14,600	151
*,^	Anchor Bancorp Wisconsin Inc.	211,480	150
^	Old Second Bancorp Inc.	166,779	150
*	Camco Financial Corp.	81,365	146
	Citizens Holding Co.	7,250	141
*,^	United Security Bancshares	40,977	127

24

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
*	Independent Bank Corp.	62,542	127
*	HMN Financial Inc.	48,991	120
	United Bancorp Inc.	12,757	113
*	Vestin Realty Mortgage II Inc.	74,073	103
*,^	Premierwest Bancorp	70,022	102
*	Royal Bancshares of Pennsylvania Inc.	64,104	99
*	Southern Community Financial Corp.	90,201	99
*	Nicholas Financial Inc.	8,275	98
*	Colony Bankcorp Inc.	32,093	92
	Porter Bancorp Inc.	16,831	84
*	Rodman & Renshaw Capital Group Inc.	60,482	76
	California First National Bancorp	3,717	57
	Auburn National Bancorporation Inc.	2,872	57
*	Community Capital Corp.	17,374	56
	HF Financial Corp.	4,951	54
*	Atlantic Coast Financial Corp.	7,026	48
*	CIFC Deerfield Corp.	6,900	47
	Oneida Financial Corp.	5,532	47
	Prudential Bancorp Inc. of Pennsylvania	6,628	38
*	First Security Group Inc.	57,626	37
	Landmark Bancorp Inc.	2,271	37
*	Community Bankers Trust Corp.	25,349	34
*	Firstcity Financial Corp.	4,855	32
	Northeast Bancorp	2,288	31
*	21st Century Holding Co.	11,406	31
	United Bancshares Inc.	3,115	28
	Teche Holding Co.	720	25
*	Transcontinental Realty Investors Inc.	10,799	24
	Heritage Financial Group Inc.	1,914	23
	National Security Group Inc.	1,748	21
	Mid Penn Bancorp Inc.	2,476	20
*	Riverview Bancorp Inc.	6,560	20
	Bank of Kentucky Financial Corp.	863	19
*	Summit Financial Group Inc.	6,107	19
	Fauquier Bankshares Inc.	1,500	18
*	Valley National Bancorp Warrants Exp. 06/30/2015	6,511	18
	Clifton Savings Bancorp Inc.	1,300	14
*	Fidelity Southern Corp.	2,061	14
*	American River Bankshares	2,250	14
*	Savannah Bancorp Inc.	1,600	12
*,^	NASB Financial Inc.	800	8
	MidWestOne Financial Group Inc.	536	8
	Salisbury Bancorp Inc.	289	8
*,^	Integra Bank Corp.	135,977	7
*	Bridge Capital Holdings	669	7
*	Affirmative Insurance Holdings Inc.	2,600	6
	Community Bank Shares of Indiana Inc.	563	6
*	Tower Financial Corp.	676	6
*	1st Constitution Bancorp	573	4
*	Premier Financial Bancorp Inc.	510	4
*	Severn Bancorp Inc.	1,059	3
	Union Bankshares Inc.	175	3
	Northeast Community Bancorp Inc.	500	3
*	OmniAmerican Bancorp Inc.	200	3
	Southwest Georgia Financial Corp.	270	2
*	Berkshire Bancorp Inc.	300	2
	Peoples Bancorp of North Carolina Inc.	300	2
*	Timberland Bancorp Inc.	300	2
	WVS Financial Corp.	189	2
	Evans Bancorp Inc.	100	1
*	MetroCorp Bancshares Inc.	200	1
	Jeffersonville Bancorp	100	1
	Glen Burnie Bancorp	100	1
*	Supertel Hospitality Inc.	700	1

25

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
*	First Citizens Banc Corp.	146	1
			26,088,215
Health Care (11.6%)
	Johnson & Johnson	30,680,860	2,040,891
	Pfizer Inc.	89,669,166	1,847,185
	Merck & Co. Inc.	34,582,845	1,220,429
	Abbott Laboratories	17,359,261	913,444
	UnitedHealth Group Inc.	12,270,318	632,903
*	Amgen Inc.	10,461,356	610,420
	Bristol-Myers Squibb Co.	19,093,643	552,952
	Medtronic Inc.	12,044,000	464,055
	Eli Lilly & Co.	11,687,143	438,618
	Baxter International Inc.	6,499,609	387,962
*	Gilead Sciences Inc.	8,920,738	369,408
	WellPoint Inc.	4,213,904	331,929
*	Celgene Corp.	5,278,307	318,387
*	Express Scripts Inc.	5,627,372	303,766
	Covidien plc	5,541,499	294,974
	Allergan Inc.	3,430,268	285,570
*	Thermo Fisher Scientific Inc.	4,383,324	282,242
*	Biogen Idec Inc.	2,568,294	274,602
*	Medco Health Solutions Inc.	4,538,769	256,531
	McKesson Corp.	2,853,250	238,674
	Becton Dickinson and Co.	2,481,330	213,816
*	Agilent Technologies Inc.	3,909,153	199,797
	Stryker Corp.	3,292,896	193,260
	Aetna Inc.	4,314,811	190,240
	St. Jude Medical Inc.	3,843,964	183,280
	Cardinal Health Inc.	3,924,928	178,270
*	Intuitive Surgical Inc.	437,453	162,781
	CIGNA Corp.	3,043,782	156,542
	Humana Inc.	1,891,437	152,336
*	Zimmer Holdings Inc.	2,156,044	136,262
	AmerisourceBergen Corp. Class A	3,076,249	127,357
*	Forest Laboratories Inc.	3,210,494	126,301
*	Mylan Inc.	4,904,498	120,994
*	Vertex Pharmaceuticals Inc.	2,293,957	119,263
*	Boston Scientific Corp.	17,102,266	118,177
	Quest Diagnostics Inc.	1,920,833	113,521
*	Edwards Lifesciences Corp.	1,288,903	112,367
*	Laboratory Corp. of America Holdings	1,141,555	110,491
*	Illumina Inc.	1,432,543	107,656
*	Hospira Inc.	1,871,083	106,016
*	Life Technologies Corp.	2,020,725	105,219
	CR Bard Inc.	954,543	104,866
*	Waters Corp.	1,025,652	98,196
*	Cerner Corp.	1,591,207	97,239
*	Watson Pharmaceuticals Inc.	1,412,671	97,093
*	Alexion Pharmaceuticals Inc.	2,050,000	96,411
*	Varian Medical Systems Inc.	1,348,267	94,406
*	DaVita Inc.	1,082,168	93,727
	Perrigo Co.	933,103	81,992
*	Henry Schein Inc.	1,031,429	73,840
*	CareFusion Corp.	2,505,169	68,065
*	Cephalon Inc.	851,061	68,000
*	Dendreon Corp.	1,655,416	65,290
*	Mettler-Toledo International Inc.	365,652	61,675
*	Coventry Health Care Inc.	1,681,638	61,329
	DENTSPLY International Inc.	1,597,544	60,834
*	HCA Holdings Inc.	1,800,225	59,407
*	Hologic Inc.	2,928,665	59,071
*	ResMed Inc.	1,722,152	53,301
*	Endo Pharmaceuticals Holdings Inc.	1,317,076	52,907
	Universal Health Services Inc. Class B	1,011,886	52,142

26

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
*	Human Genome Sciences Inc.	2,121,917	52,072
*	IDEXX Laboratories Inc.	644,456	49,984
*	Pharmasset Inc.	415,866	46,660
*	Regeneron Pharmaceuticals Inc.	789,779	44,788
*	Kinetic Concepts Inc.	728,051	41,958
	Omnicare Inc.	1,313,542	41,889
*	Allscripts Healthcare Solutions Inc.	2,135,899	41,479
	Cooper Cos. Inc.	522,206	41,380
*	Covance Inc.	679,343	40,333
*	AMERIGROUP Corp.	555,854	39,171
*	Mednax Inc.	539,271	38,930
	Warner Chilcott plc Class A	1,568,087	37,838
*	Gen-Probe Inc.	542,639	37,523
	Patterson Cos. Inc.	1,104,160	36,316
	PerkinElmer Inc.	1,292,496	34,781
*	Health Net Inc.	1,065,885	34,204
*	Tenet Healthcare Corp.	5,462,090	34,083
*	BioMarin Pharmaceutical Inc.	1,245,241	33,883
*	Sirona Dental Systems Inc.	631,371	33,526
*	Alere Inc.	906,373	33,191
*	United Therapeutics Corp.	600,632	33,095
	Techne Corp.	396,803	33,081
	Pharmaceutical Product Development Inc.	1,227,742	32,953
*	Healthspring Inc.	711,539	32,809
	Hill-Rom Holdings Inc.	709,722	32,676
	Lincare Holdings Inc.	1,087,932	31,844
*	Health Management Associates Inc. Class A	2,832,394	30,533
*	Brookdale Senior Living Inc. Class A	1,155,669	28,025
*	Catalyst Health Solutions Inc.	499,570	27,886
*	Healthsouth Corp.	1,050,384	27,573
	Teleflex Inc.	450,589	27,513
*	Community Health Systems Inc.	1,041,225	26,739
*	Salix Pharmaceuticals Ltd.	653,061	26,011
	Medicis Pharmaceutical Corp. Class A	680,698	25,982
*	Bio-Rad Laboratories Inc. Class A	216,679	25,863
*	Onyx Pharmaceuticals Inc.	710,032	25,064
*	WellCare Health Plans Inc.	478,936	24,622
	Owens & Minor Inc.	713,028	24,592
*	Cubist Pharmaceuticals Inc.	667,250	24,014
*	HMS Holdings Corp.	311,776	23,966
*	Cepheid Inc.	689,079	23,870
*,^	Incyte Corp. Ltd.	1,258,119	23,829
*	Myriad Genetics Inc.	1,030,403	23,400
	STERIS Corp.	665,984	23,296
*	LifePoint Hospitals Inc.	591,628	23,121
*	Charles River Laboratories International Inc.	546,867	22,230
*	Seattle Genetics Inc.	1,081,795	22,198
*	Thoratec Corp.	661,411	21,707
*	Centene Corp.	587,684	20,880
*	Magellan Health Services Inc.	374,796	20,516
*	Amylin Pharmaceuticals Inc.	1,527,835	20,412
*	Alkermes Inc.	1,071,707	19,934
	Quality Systems Inc.	228,020	19,906
*	VCA Antech Inc.	923,714	19,583
*	InterMune Inc.	543,159	19,472
*	Volcano Corp.	581,295	18,770
*	Haemonetics Corp.	286,253	18,426
	Masimo Corp.	602,619	17,886
*	Theravance Inc.	784,434	17,422
*	PSS World Medical Inc.	621,621	17,412
*	Bruker Corp.	837,978	17,061
	West Pharmaceutical Services Inc.	374,973	16,409
*	Ariad Pharmaceuticals Inc.	1,445,774	16,381
*	Viropharma Inc.	878,372	16,250

27

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
*	Questcor Pharmaceuticals Inc.	667,799	16,094
	Chemed Corp.	244,207	16,000
*	Align Technology Inc.	694,820	15,842
*	Parexel International Corp.	659,618	15,541
*	athenahealth Inc.	370,170	15,214
*	Impax Laboratories Inc.	691,945	15,077
*	Immucor Inc.	733,992	14,988
*	NuVasive Inc.	445,826	14,659
*	Acorda Therapeutics Inc.	448,395	14,488
*	Zoll Medical Corp.	243,377	13,790
*	Par Pharmaceutical Cos. Inc.	406,212	13,397
	Computer Programs & Systems Inc.	205,198	13,026
*	Momenta Pharmaceuticals Inc.	667,943	12,998
*	Kindred Healthcare Inc.	588,119	12,627
*	Exelixis Inc.	1,404,566	12,585
*	Medivation Inc.	571,972	12,257
*	Integra LifeSciences Holdings Corp.	243,399	11,637
*	Neogen Corp.	250,551	11,327
	Invacare Corp.	338,606	11,238
*	Insulet Corp.	482,758	10,703
*	Auxilium Pharmaceuticals Inc.	543,344	10,650
	Meridian Bioscience Inc.	439,733	10,602
*	Cyberonics Inc.	360,801	10,084
*	Luminex Corp.	467,808	9,777
*	Amsurg Corp. Class A	371,997	9,720
*	Medicines Co.	586,167	9,678
*	Isis Pharmaceuticals Inc.	1,042,626	9,550
*	DexCom Inc.	637,601	9,239
*	MWI Veterinary Supply Inc.	113,422	9,161
*	Nektar Therapeutics	1,259,847	9,159
*,^	Accretive Health Inc.	307,321	8,848
*	Air Methods Corp.	116,501	8,707
*	Immunogen Inc.	707,372	8,623
*,^	Vivus Inc.	1,052,486	8,567
*	Arthrocare Corp.	255,582	8,554
*	HeartWare International Inc.	114,496	8,482
*	NxStage Medical Inc.	404,687	8,426
*	Affymetrix Inc.	1,048,821	8,317
*	Amedisys Inc.	310,893	8,279
*	Targacept Inc.	389,394	8,205
*	NPS Pharmaceuticals Inc.	867,304	8,196
*	CONMED Corp.	278,014	7,918
*	MAKO Surgical Corp.	261,992	7,789
	PDL BioPharma Inc.	1,319,724	7,747
*	Molina Healthcare Inc.	284,662	7,720
*	Conceptus Inc.	655,620	7,651
*	Sunrise Senior Living Inc.	797,033	7,596
*	Emeritus Corp.	350,577	7,450
*	Halozyme Therapeutics Inc.	1,072,464	7,411
*	Savient Pharmaceuticals Inc.	987,709	7,398
*	Orthofix International NV	173,932	7,387
*	Hanger Orthopedic Group Inc.	290,987	7,120
*,^	AVANIR Pharmaceuticals Inc.	2,103,551	7,068
*	Hi-Tech Pharmacal Co. Inc.	244,183	7,064
*	Corvel Corp.	150,200	7,044
	Analogic Corp.	133,637	7,028
*	Abaxis Inc.	257,798	7,025
*	Sequenom Inc.	910,414	6,874
*	Enzon Pharmaceuticals Inc.	682,309	6,857
*	IPC The Hospitalist Co. Inc.	146,409	6,786
*	Jazz Pharmaceuticals Inc.	202,485	6,753
*	Merit Medical Systems Inc.	374,965	6,738
*	Ironwood Pharmaceuticals Inc.	422,354	6,639
*	Greatbatch Inc.	246,020	6,598

28

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
*	MedAssets Inc.	486,901	6,505
*	Endologix Inc.	697,213	6,484
*	Neurocrine Biosciences Inc.	803,406	6,467
*	Gentiva Health Services Inc.	307,789	6,411
*	Rural/Metro Corp.	370,632	6,390
*	Wright Medical Group Inc.	423,812	6,357
*	Natus Medical Inc.	418,175	6,335
	Landauer Inc.	102,732	6,327
*	Emergent Biosolutions Inc.	268,701	6,059
	Cantel Medical Corp.	223,571	6,016
*	ICU Medical Inc.	136,865	5,981
*	Spectrum Pharmaceuticals Inc.	641,939	5,948
*	Ligand Pharmaceuticals Inc. Class B	491,764	5,877
*	Geron Corp.	1,442,626	5,785
*,^	Protalix BioTherapeutics Inc.	912,218	5,710
*	Healthways Inc.	370,567	5,625
*	Team Health Holdings Inc.	248,645	5,597
*	Ardea Biosciences Inc.	219,592	5,591
*	Immunomedics Inc.	1,362,321	5,545
*	Bio-Reference Labs Inc.	257,479	5,381
*	Optimer Pharmaceuticals Inc.	449,381	5,343
	Universal American Corp.	485,655	5,318
*	ABIOMED Inc.	327,711	5,309
*	Rigel Pharmaceuticals Inc.	576,835	5,290
*	Accuray Inc.	641,550	5,139
*	PharMerica Corp.	397,035	5,066
*	Lexicon Pharmaceuticals Inc.	2,841,371	5,001
*	AVEO Pharmaceuticals Inc.	240,400	4,955
*	OraSure Technologies Inc.	566,760	4,834
*	Allos Therapeutics Inc.	2,245,130	4,805
*	Quidel Corp.	311,467	4,719
*	Omnicell Inc.	296,696	4,625
*	Sciclone Pharmaceuticals Inc.	762,256	4,604
*	Akorn Inc.	657,469	4,602
*	Opko Health Inc.	1,232,436	4,548
*	Exact Sciences Corp.	523,503	4,502
*	Genomic Health Inc.	158,282	4,418
*	SonoSite Inc.	123,996	4,361
*	Nabi Biopharmaceuticals	792,628	4,264
	Ensign Group Inc.	140,139	4,259
*	AMAG Pharmaceuticals Inc.	220,538	4,146
	US Physical Therapy Inc.	167,572	4,144
*	Depomed Inc.	506,603	4,144
*,^	MannKind Corp.	1,086,740	4,130
*	Select Medical Holdings Corp.	461,901	4,097
*	Micromet Inc.	703,745	4,039
	Assisted Living Concepts Inc. Class A	239,564	4,020
*	Medidata Solutions Inc.	168,132	4,013
*	Idenix Pharmaceuticals Inc.	794,437	3,972
*	Dynavax Technologies Corp.	1,438,474	3,956
*	BioScrip Inc.	602,507	3,910
*	ZIOPHARM Oncology Inc.	635,491	3,889
*	AMN Healthcare Services Inc.	434,141	3,612
*,^	Novavax Inc.	1,780,599	3,597
*	Pharmacyclics Inc.	341,625	3,567
*	Triple-S Management Corp. Class B	162,725	3,536
*	Five Star Quality Care Inc.	601,870	3,497
*	Alnylam Pharmaceuticals Inc.	371,071	3,477
*,^	Delcath Systems Inc.	673,550	3,475
*,^	Cell Therapeutics Inc.	2,163,974	3,408
*	Kensey Nash Corp.	133,839	3,377
*	Alphatec Holdings Inc.	969,859	3,375
*	Chindex International Inc.	245,285	3,341
*	LHC Group Inc.	144,537	3,333

29

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
*	Emdeon Inc. Class A	253,117	3,321
*	eResearchTechnology Inc.	517,538	3,297
*	Capital Senior Living Corp.	353,332	3,282
*	Arqule Inc.	524,842	3,280
*,^	SIGA Technologies Inc.	325,084	3,166
*	Spectranetics Corp.	493,562	3,070
*,^	Biosante Pharmaceuticals Inc.	1,067,843	2,937
*,^	Sangamo Biosciences Inc.	497,507	2,930
*	Vanda Pharmaceuticals Inc.	402,397	2,873
*	Obagi Medical Products Inc.	303,070	2,858
*,^	Cadence Pharmaceuticals Inc.	309,439	2,847
	National Healthcare Corp.	57,312	2,841
*	Angiodynamics Inc.	199,454	2,838
*	Synovis Life Technologies Inc.	161,381	2,811
*	Kendle International Inc.	185,894	2,803
*	Symmetry Medical Inc.	308,183	2,764
*,^	Biolase Technology Inc.	514,680	2,645
*	ExamWorks Group Inc.	103,373	2,625
*	Caliper Life Sciences Inc.	320,300	2,598
*	Keryx Biopharmaceuticals Inc.	539,330	2,551
*	Curis Inc.	708,293	2,536
*,^	Oncothyreon Inc.	274,875	2,526
*	Palomar Medical Technologies Inc.	221,099	2,494
*	Vascular Solutions Inc.	197,290	2,446
*	CardioNet Inc.	453,090	2,406
*	Transcend Services Inc.	81,443	2,394
*	Progenics Pharmaceuticals Inc.	332,554	2,388
*	CryoLife Inc.	417,835	2,340
	Atrion Corp.	11,747	2,324
*	Cross Country Healthcare Inc.	300,805	2,286
*	SuperGen Inc.	758,919	2,262
*	American Dental Partners Inc.	173,961	2,255
	Pain Therapeutics Inc.	562,536	2,177
*,^	Hansen Medical Inc.	615,118	2,098
*	Chelsea Therapeutics International Ltd.	399,566	2,038
*,^	Insmed Inc.	168,933	2,025
*	IRIS International Inc.	199,145	1,989
*	Almost Family Inc.	71,773	1,967
*	ISTA Pharmaceuticals Inc.	254,561	1,946
*	MAP Pharmaceuticals Inc.	120,538	1,925
	Young Innovations Inc.	67,292	1,919
*	Skilled Healthcare Group Inc.	201,981	1,911
*	Stereotaxis Inc.	535,395	1,879
*	Staar Surgical Co.	351,871	1,865
*	XenoPort Inc.	260,998	1,858
*,^	Neoprobe Corp.	558,700	1,855
*,^	Cerus Corp.	617,261	1,852
*	Sun Healthcare Group Inc.	230,841	1,851
*	Medcath Corp.	135,447	1,841
*	Synta Pharmaceuticals Corp.	365,528	1,839
*	SurModics Inc.	164,604	1,827
*	Exactech Inc.	100,427	1,809
*	Cynosure Inc. Class A	148,504	1,797
*	AVI BioPharma Inc.	1,253,008	1,792
*	Repligen Corp.	482,047	1,755
*	MedQuist Holdings Inc.	135,171	1,746
*	Furiex Pharmaceuticals Inc.	97,550	1,735
*,^	Unilife Corp.	334,149	1,731
*	Harvard Bioscience Inc.	322,074	1,717
*	Arena Pharmaceuticals Inc.	1,257,290	1,710
*	Anika Therapeutics Inc.	240,010	1,709
*	Santarus Inc.	506,647	1,707
*	Dusa Pharmaceuticals Inc.	273,850	1,703
*	Merge Healthcare Inc.	312,674	1,626

30

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
*	Achillion Pharmaceuticals Inc.	216,140	1,608
*	Albany Molecular Research Inc.	333,285	1,603
*	Vical Inc.	388,373	1,600
*,^	BioCryst Pharmaceuticals Inc.	416,950	1,593
*	Allied Healthcare International Inc.	626,879	1,561
*	Enzo Biochem Inc.	357,044	1,517
*,^	KV Pharmaceutical Co. Class A	554,671	1,509
*	Rochester Medical Corp.	165,714	1,498
*	RTI Biologics Inc.	550,447	1,492
*	Columbia Laboratories Inc.	482,053	1,490
*	Durect Corp.	732,851	1,488
*	Cytokinetics Inc.	1,163,482	1,454
*,^	Cytori Therapeutics Inc.	299,390	1,434
	Psychemedics Corp.	150,029	1,427
*	Cambrex Corp.	302,968	1,400
*	Corcept Therapeutics Inc.	349,087	1,393
*,^	Osiris Therapeutics Inc.	179,160	1,387
*	Codexis Inc.	142,956	1,377
*	Metabolix Inc.	189,724	1,355
	Medtox Scientific Inc.	76,267	1,332
*	Pozen Inc.	316,448	1,329
*	Zalicus Inc.	555,025	1,321
*,^	Cel-Sci Corp.	2,583,034	1,291
*	Dyax Corp.	630,127	1,248
*	PDI Inc.	174,583	1,238
*	Medical Action Industries Inc.	151,059	1,231
*	Continucare Corp.	198,118	1,224
*	StemCells Inc.	2,278,668	1,208
	Maxygen Inc.	219,796	1,202
*	AtriCure Inc.	93,108	1,201
*	Alliance HealthCare Services Inc.	308,921	1,174
*	Adolor Corp.	585,565	1,165
*	Metropolitan Health Networks Inc.	238,724	1,143
*	RadNet Inc.	255,771	1,125
*	Complete Genomics Inc.	72,338	1,105
*	Inhibitex Inc.	278,529	1,092
	Utah Medical Products Inc.	39,666	1,042
*	Cutera Inc.	120,315	1,026
*	Digirad Corp.	366,411	993
*	Peregrine Pharmaceuticals Inc.	530,502	987
*	Theragenics Corp.	558,913	984
*	Affymax Inc.	137,395	944
*	Icad Inc.	895,631	940
*,^	PROLOR Biotech Inc.	188,876	933
*	LCA-Vision Inc.	186,543	892
*	Providence Service Corp.	69,821	883
*	Acadia Pharmaceuticals Inc.	537,381	876
*	Orchid Cellmark Inc.	314,061	867
*,^	Aastrom Biosciences Inc.	297,593	818
*	XOMA Ltd.	341,196	802
*	Myrexis Inc.	217,811	780
*	Strategic Diagnostics Inc.	361,930	727
*	HealthStream Inc.	53,082	704
*	Celldex Therapeutics Inc.	195,729	695
*	GTx Inc.	140,625	674
*	CombiMatrix Corp.	184,417	673
*,^	MELA Sciences Inc.	285,945	669
*	Amicus Therapeutics Inc.	111,669	663
*	Cardiovascular Systems Inc.	44,608	649
*	Infinity Pharmaceuticals Inc.	77,710	642
*,^	Cumberland Pharmaceuticals Inc.	106,014	610
*	Array Biopharma Inc.	267,425	599
*	Synergetics USA Inc.	107,621	593
*	GenVec Inc.	176,131	569

31

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
*	Lannett Co. Inc.	112,508	560
*,^	Apricus Biosciences Inc.	116,789	559
*	BioMimetic Therapeutics Inc.	106,773	547
*	Hemispherx Biopharma Inc.	1,358,729	543
*	OncoGenex Pharmaceutical Inc.	31,794	541
*	Orexigen Therapeutics Inc.	339,954	541
*	Mediware Information Systems	48,649	538
*	Anthera Pharmaceuticals Inc.	64,756	529
*	Alexza Pharmaceuticals Inc.	285,567	520
*	Solta Medical Inc.	185,396	512
*	Pacific Biosciences of California Inc.	40,268	471
*	Transcept Pharmaceuticals Inc.	41,218	451
*	Sucampo Pharmaceuticals Inc. Class A	98,235	403
	Daxor Corp.	39,740	403
*	American Caresource Holdings Inc.	259,932	356
*	Agenus Inc.	441,872	345
*,^	BSD Medical Corp.	81,715	334
*,^	Biotime Inc.	64,333	330
*	Telik Inc.	409,132	319
*	Hooper Holmes Inc.	334,146	311
*	Repros Therapeutics Inc.	56,916	304
*	Anadys Pharmaceuticals Inc.	301,092	304
*	Discovery Laboratories Inc.	133,896	301
*	Heska Corp.	30,113	291
*,^	CytRx Corp.	380,169	274
	National Research Corp.	7,073	258
*,^	Arrowhead Research Corp.	523,663	257
*	Inovio Pharmaceuticals Inc.	417,456	251
*,^	ARCA Biopharma Inc.	154,045	248
*	Idera Pharmaceuticals Inc.	112,980	243
*	ThermoGenesis Corp.	120,464	242
*,^	Biodel Inc.	125,695	235
*,^	Poniard Pharmaceuticals Inc.	995,330	233
*	Nanosphere Inc.	122,665	222
*	TranS1 Inc.	47,024	214
*	Clinical Data Inc. Contingent Value Rights Exp. 04/14/2018	216,285	205
*	Biospecifics Technologies Corp.	7,838	176
*	Omeros Corp.	39,057	161
*	ADVENTRX Pharmaceuticals Inc.	53,096	160
*	Bovie Medical Corp.	58,845	156
*	Entremed Inc.	67,712	153
*	Cardica Inc.	53,020	145
*	AspenBio Pharma Inc.	201,074	131
*	Alimera Sciences Inc.	15,700	128
*,^	Somaxon Pharmaceuticals Inc.	56,195	120
*	Retractable Technologies Inc.	74,106	114
*	Vision-Sciences Inc.	37,845	98
*	BioClinica Inc.	18,988	95
*,^	PURE Bioscience Inc.	114,696	84
*,^	Celsion Corp.	24,611	83
*	IVAX Diagnostics Inc.	61,375	57
*	Capstone Therapeutics Corp.	195,643	49
*	Sharps Compliance Corp.	11,524	48
*,^	Acura Pharmaceuticals Inc.	9,753	38
*,^	RXi Pharmaceuticals Corp.	35,532	35
*	ProPhase Labs Inc.	29,309	26
*	Bionovo Inc.	27,526	21
*	DynaVox Inc. Class A	1,700	13
*	EnteroMedics Inc.	700	2
*	NeurogesX Inc.	900	2
*	KV Pharmaceutical Co. Class B	500	1
*	Pharmacopeia Inc. Contingent Value Rights Exp. 12/11/2011	299,160	—
*	Trubion Pharmaceuticals Inc. CVR	104	—
*	Neurogen Corp. H3 CVR	2,800	—

32

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
*	Neurogen Merk CVR	2,800	—
*	Avigen, Inc. Escrow	280,595	—
			19,606,794
Industrials (11.6%)
	General Electric Co.	119,107,160	2,246,361
	United Technologies Corp.	9,816,400	868,850
	Caterpillar Inc.	7,167,050	763,004
	3M Co.	7,585,186	719,455
	United Parcel Service Inc. Class B	8,242,610	601,134
	Boeing Co.	7,846,104	580,062
	Union Pacific Corp.	5,507,591	574,992
	Honeywell International Inc.	8,355,823	497,923
	Emerson Electric Co.	8,459,070	475,823
	Deere & Co.	4,724,850	389,564
	Danaher Corp.	6,285,097	333,047
	CSX Corp.	12,463,905	326,804
	FedEx Corp.	3,358,382	318,543
	Norfolk Southern Corp.	3,996,197	299,435
	Illinois Tool Works Inc.	5,031,750	284,244
	Lockheed Martin Corp.	3,337,124	270,207
	Precision Castparts Corp.	1,609,818	265,057
	General Dynamics Corp.	3,555,008	264,919
	Tyco International Ltd.	5,314,245	262,683
	Cummins Inc.	2,109,255	218,287
	Northrop Grumman Corp.	3,105,564	215,371
	Raytheon Co.	4,036,389	201,214
	Waste Management Inc.	5,069,101	188,925
	PACCAR Inc.	3,689,449	188,494
	Eaton Corp.	3,588,447	184,626
	Ingersoll-Rand plc	3,698,516	167,950
	Parker Hannifin Corp.	1,816,672	163,028
	CH Robinson Worldwide Inc.	1,863,509	146,919
	Dover Corp.	2,093,342	141,929
	Rockwell Automation Inc.	1,597,440	138,594
	Goodrich Corp.	1,409,575	134,614
	Stanley Black & Decker Inc.	1,782,644	128,439
	Fluor Corp.	1,986,272	128,432
	Expeditors International of Washington Inc.	2,381,241	121,896
	ITT Corp.	1,958,646	115,423
	Fastenal Co.	3,144,605	113,174
	Joy Global Inc.	1,174,433	111,853
	L-3 Communications Holdings Inc.	1,270,625	111,116
	Cooper Industries plc	1,844,871	110,083
	Rockwell Collins Inc.	1,746,353	107,733
	Republic Services Inc. Class A	3,448,221	106,378
	WW Grainger Inc.	662,559	101,802
	Southwest Airlines Co.	8,888,328	101,505
	Roper Industries Inc.	1,070,647	89,185
*	Delta Air Lines Inc.	9,376,032	85,978
*	United Continental Holdings Inc.	3,688,727	83,476
*	Stericycle Inc.	911,407	81,225
	AMETEK Inc.	1,805,461	81,065
	Bucyrus International Inc. Class A	863,852	79,181
	Textron Inc.	3,101,241	73,220
	Pall Corp.	1,297,710	72,970
	Iron Mountain Inc.	2,023,486	68,981
	Flowserve Corp.	626,208	68,814
*	Kansas City Southern	1,152,374	68,370
	KBR Inc.	1,700,051	64,075
*	Jacobs Engineering Group Inc.	1,419,177	61,379
	Pitney Bowes Inc.	2,288,597	52,615
*	AGCO Corp.	1,060,700	52,356
*	WABCO Holdings Inc.	748,243	51,674
	JB Hunt Transport Services Inc.	1,090,008	51,328

33

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
	Donaldson Co. Inc.	820,144	49,766
*	Owens Corning	1,331,640	49,737
	Manpower Inc.	919,981	49,357
	Gardner Denver Inc.	586,367	49,284
	Masco Corp.	4,043,485	48,643
	Cintas Corp.	1,470,309	48,564
*	TransDigm Group Inc.	530,288	48,357
*	Hertz Global Holdings Inc.	3,032,276	48,153
	Equifax Inc.	1,379,929	47,911
*	Quanta Services Inc.	2,371,714	47,909
*	Verisk Analytics Inc. Class A	1,369,550	47,414
	Timken Co.	935,628	47,156
	SPX Corp.	568,829	47,019
*	BE Aerospace Inc.	1,148,213	46,859
	RR Donnelley & Sons Co.	2,321,599	45,527
	Pentair Inc.	1,105,276	44,609
	Avery Dennison Corp.	1,140,172	44,045
*	Navistar International Corp.	769,539	43,448
*	Foster Wheeler AG	1,404,226	42,660
	IDEX Corp.	927,190	42,512
	Robert Half International Inc.	1,561,909	42,218
	Dun & Bradstreet Corp.	558,449	42,185
*	URS Corp.	920,717	41,193
	Towers Watson & Co. Class A	612,678	40,259
*	IHS Inc. Class A	470,040	39,211
	Snap-On Inc.	624,424	39,014
	Kennametal Inc.	923,970	39,001
	Waste Connections Inc.	1,227,649	38,953
	Hubbell Inc. Class B	593,574	38,553
*	Sensata Technologies Holding NV	981,241	36,944
	Nordson Corp.	656,587	36,014
*	Babcock & Wilcox Co.	1,285,159	35,612
	Wabtec Corp.	539,680	35,468
*	Terex Corp.	1,227,912	34,934
	MSC Industrial Direct Co. Class A	516,993	34,282
	Graco Inc.	674,685	34,180
	Carlisle Cos. Inc.	686,241	33,784
*	Aecom Technology Corp.	1,201,517	32,849
	Ryder System Inc.	577,433	32,827
	Lincoln Electric Holdings Inc.	904,824	32,438
*	Nielsen Holdings NV	1,005,472	31,331
	Trinity Industries Inc.	897,527	31,306
*	Kirby Corp.	550,922	31,221
*	Copart Inc.	669,596	31,203
*	Thomas & Betts Corp.	566,372	30,499
	Harsco Corp.	908,227	29,608
*	Oshkosh Corp.	1,021,039	29,549
	Regal-Beloit Corp.	434,782	29,030
*	Shaw Group Inc.	954,708	28,842
*	Alaska Air Group Inc.	410,682	28,115
*	Clean Harbors Inc.	267,089	27,577
	Acuity Brands Inc.	486,620	27,144
	Alliant Techsystems Inc.	376,300	26,841
*	Corrections Corp. of America	1,230,371	26,638
*	GrafTech International Ltd.	1,312,279	26,600
*	Spirit Aerosystems Holdings Inc. Class A	1,208,974	26,597
	Crane Co.	532,204	26,296
*	WESCO International Inc.	484,972	26,232
*	Polypore International Inc.	385,690	26,165
*	Esterline Technologies Corp.	341,225	26,070
*	Genesee & Wyoming Inc. Class A	442,953	25,975
	CLARCOR Inc.	549,380	25,975
	Landstar System Inc.	547,253	25,436
*	General Cable Corp.	587,733	25,026

34

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
	Covanta Holding Corp.	1,511,008	24,917
	Valmont Industries Inc.	252,291	24,318
	Robbins & Myers Inc.	459,707	24,296
	Con-way Inc.	619,450	24,041
*	Hexcel Corp.	1,095,349	23,977
*	Dollar Thrifty Automotive Group Inc.	324,035	23,894
	Manitowoc Co. Inc.	1,409,885	23,742
	Woodward Inc.	656,330	22,880
	UTi Worldwide Inc.	1,147,872	22,602
	Alexander & Baldwin Inc.	465,561	22,421
	Lennox International Inc.	514,338	22,153
*	EMCOR Group Inc.	751,366	22,023
	Triumph Group Inc.	218,619	21,770
	Toro Co.	357,453	21,626
	Actuant Corp. Class A	770,192	20,664
*	AMR Corp.	3,750,917	20,255
*	Teledyne Technologies Inc.	399,143	20,101
*	Avis Budget Group Inc.	1,166,766	19,940
*	FTI Consulting Inc.	519,046	19,693
*	EnerSys	564,275	19,422
	Watsco Inc.	285,196	19,390
*	Moog Inc. Class A	442,579	19,261
*	Middleby Corp.	197,123	18,537
	Belden Inc.	530,894	18,507
	AO Smith Corp.	433,379	18,332
	United Stationers Inc.	506,887	17,959
*	Huntington Ingalls Industries Inc.	519,212	17,913
	GATX Corp.	477,855	17,738
	Brady Corp. Class A	551,502	17,681
*	Old Dominion Freight Line Inc.	472,102	17,609
*	Chart Industries Inc.	325,098	17,549
*	Atlas Air Worldwide Holdings Inc.	291,548	17,350
*	United Rentals Inc.	680,961	17,296
*	JetBlue Airways Corp.	2,821,980	17,214
*	Acacia Research - Acacia Technologies	463,287	16,998
	Corporate Executive Board Co.	385,854	16,843
*	Geo Group Inc.	724,456	16,684
	Herman Miller Inc.	612,658	16,677
*	CoStar Group Inc.	278,048	16,483
	Curtiss-Wright Corp.	506,041	16,381
*	US Airways Group Inc.	1,826,970	16,278
*	Meritor Inc.	1,006,863	16,150
	Mueller Industries Inc.	425,434	16,128
*	Tetra Tech Inc.	700,351	15,758
	Brink's Co.	523,870	15,627
*	HUB Group Inc. Class A	414,035	15,593
	Applied Industrial Technologies Inc.	431,870	15,379
*	II-VI Inc.	594,784	15,226
	Mine Safety Appliances Co.	390,789	14,592
	Deluxe Corp.	578,623	14,298
	Rollins Inc.	692,932	14,122
	Kaydon Corp.	373,241	13,929
	Interface Inc. Class A	703,774	13,632
	Simpson Manufacturing Co. Inc.	450,636	13,460
	ABM Industries Inc.	568,088	13,259
	Barnes Group Inc.	523,271	12,982
*	Sauer-Danfoss Inc.	255,459	12,873
	Werner Enterprises Inc.	513,523	12,864
	Macquarie Infrastructure Co. LLC	462,726	12,771
	HNI Corp.	506,075	12,713
	Forward Air Corp.	364,707	12,323
	HEICO Corp. Class A	309,547	12,308
*	MasTec Inc.	622,672	12,279
	Knight Transportation Inc.	701,090	11,912

35

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
	Watts Water Technologies Inc. Class A	335,482	11,879
*	USG Corp.	801,928	11,500
*	Korn/Ferry International	522,086	11,481
	AAR Corp.	421,599	11,421
	Healthcare Services Group Inc.	694,488	11,285
	Briggs & Stratton Corp.	564,027	11,202
*	Orbital Sciences Corp.	644,409	10,858
*	Swift Transportation Co.	790,993	10,718
*	Beacon Roofing Supply Inc.	468,298	10,687
*	EnPro Industries Inc.	218,917	10,523
	ESCO Technologies Inc.	285,803	10,518
*	SYKES Enterprises Inc.	486,390	10,472
	Raven Industries Inc.	187,424	10,441
	Heartland Express Inc.	628,477	10,408
*	TrueBlue Inc.	709,194	10,269
*	Ceradyne Inc.	262,851	10,249
*	Mobile Mini Inc.	475,656	10,079
	Granite Construction Inc.	408,578	10,022
*	Blount International Inc.	559,212	9,769
	Knoll Inc.	484,284	9,720
*	DigitalGlobe Inc.	381,078	9,683
	Kaman Corp.	270,462	9,593
	Steelcase Inc. Class A	826,182	9,410
*,^	A123 Systems Inc.	1,733,428	9,222
	Armstrong World Industries Inc.	202,085	9,207
*	3D Systems Corp.	466,492	9,195
	Cubic Corp.	179,337	9,144
	Titan International Inc.	376,668	9,138
*	Insituform Technologies Inc. Class A	431,946	9,058
*	Allegiant Travel Co. Class A	181,929	9,005
	Skywest Inc.	596,010	8,976
*	Altra Holdings Inc.	372,410	8,934
*	GeoEye Inc.	237,665	8,889
	Franklin Electric Co. Inc.	188,323	8,842
	Lindsay Corp.	125,635	8,644
	American Science & Engineering Inc.	106,722	8,538
	TAL International Group Inc.	247,245	8,537
*	Advisory Board Co.	147,215	8,521
	Seaboard Corp.	3,400	8,221
	Sun Hydraulics Corp.	170,756	8,162
*	Colfax Corp.	328,263	8,141
	Insperity Inc.	273,495	8,098
*,^	Capstone Turbine Corp.	5,245,964	8,026
	Albany International Corp.	303,352	8,005
*	Dycom Industries Inc.	487,162	7,960
	CIRCOR International Inc.	182,267	7,806
*	Navigant Consulting Inc.	742,433	7,788
	Arkansas Best Corp.	326,782	7,755
	Unifirst Corp.	137,334	7,717
	Ameron International Corp.	117,421	7,712
	Aircastle Ltd.	605,635	7,704
*	RBC Bearings Inc.	203,556	7,686
*,^	Higher One Holdings Inc.	389,430	7,368
*	SFN Group Inc.	787,851	7,162
*	KAR Auction Services Inc.	373,898	7,070
	Resources Connection Inc.	579,283	6,975
*	Amerco Inc.	70,854	6,813
	Tennant Co.	170,510	6,808
	Mueller Water Products Inc. Class A	1,674,751	6,666
*	Huron Consulting Group Inc.	218,401	6,598
	McGrath Rentcorp	234,815	6,594
	Quanex Building Products Corp.	383,169	6,280
*	Astec Industries Inc.	168,685	6,238
*	NN Inc.	411,364	6,154

36

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
*	Astronics Corp.	199,576	6,147
*	Interline Brands Inc.	333,547	6,127
*	Consolidated Graphics Inc.	109,820	6,035
*	RSC Holdings Inc.	499,873	5,978
*	Trimas Corp.	239,728	5,933
*	Wabash National Corp.	626,861	5,874
*	Aerovironment Inc.	164,384	5,811
*	Rush Enterprises Inc. Class A	299,307	5,696
*	Griffon Corp.	555,889	5,603
	AAON Inc.	253,584	5,538
	G&K Services Inc. Class A	163,103	5,523
	Badger Meter Inc.	148,037	5,476
	US Ecology Inc.	317,683	5,432
	Gorman-Rupp Co.	163,782	5,395
	Tutor Perini Corp.	277,966	5,331
	Encore Wire Corp.	218,112	5,283
*	Kforce Inc.	400,081	5,233
*	Exponent Inc.	118,997	5,178
	Tredegar Corp.	279,655	5,132
*	Layne Christensen Co.	168,686	5,118
*	Kelly Services Inc. Class A	309,256	5,103
*	Celadon Group Inc.	352,180	4,916
	Comfort Systems USA Inc.	462,397	4,906
*	GenCorp Inc.	761,539	4,889
	Universal Forest Products Inc.	202,045	4,841
	Ennis Inc.	275,850	4,800
	Heidrick & Struggles International Inc.	211,487	4,788
*,^	American Superconductor Corp.	529,199	4,784
*	FreightCar America Inc.	185,616	4,704
*	M&F Worldwide Corp.	181,846	4,699
*	MYR Group Inc.	200,723	4,697
	AZZ Inc.	101,215	4,636
	Twin Disc Inc.	119,237	4,606
*	Team Inc.	189,972	4,584
	National Presto Industries Inc.	44,973	4,564
*,^	EnerNOC Inc.	289,394	4,555
	John Bean Technologies Corp.	235,629	4,552
*	Kadant Inc.	142,771	4,499
	Standex International Corp.	146,244	4,485
*	Furmanite Corp.	561,366	4,457
*	Force Protection Inc.	895,444	4,446
*	On Assignment Inc.	446,862	4,393
	Cascade Corp.	92,273	4,389
	HEICO Corp.	79,653	4,360
*	Titan Machinery Inc.	151,127	4,349
*	Cenveo Inc.	669,919	4,287
*	Quality Distribution Inc.	329,134	4,285
	Houston Wire & Cable Co.	271,236	4,218
	NACCO Industries Inc. Class A	43,549	4,216
*	Generac Holdings Inc.	216,576	4,202
	Apogee Enterprises Inc.	324,190	4,153
*	ACCO Brands Corp.	523,096	4,106
*	Columbus McKinnon Corp.	228,010	4,095
*	H&E Equipment Services Inc.	291,592	4,079
	Federal Signal Corp.	617,698	4,052
*	Greenbrier Cos. Inc.	200,826	3,968
*	Flow International Corp.	1,111,287	3,956
	EnergySolutions Inc.	794,762	3,926
*	ICF International Inc.	153,958	3,907
*	CBIZ Inc.	527,310	3,881
	Viad Corp.	173,480	3,867
	Miller Industries Inc.	206,608	3,861
	Primoris Services Corp.	292,191	3,769
*	Metalico Inc.	633,980	3,740

37

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
	LB Foster Co. Class A	105,989	3,488
	Dynamic Materials Corp.	154,345	3,460
*	Accuride Corp.	269,044	3,398
	Marten Transport Ltd.	155,296	3,354
*	American Reprographics Co.	469,394	3,319
*	RailAmerica Inc.	218,317	3,275
*	InnerWorkings Inc.	377,998	3,152
	SeaCube Container Leasing Ltd.	183,387	3,151
*	Taser International Inc.	688,687	3,134
	Insteel Industries Inc.	247,201	3,100
*	Powell Industries Inc.	84,788	3,095
	Aceto Corp.	454,754	3,051
*	Global Power Equipment Group Inc.	112,781	2,991
*	School Specialty Inc.	205,304	2,954
*	Lydall Inc.	237,560	2,841
	Great Lakes Dredge & Dock Corp.	500,878	2,795
*	APAC Customer Services Inc.	518,705	2,765
*	Builders FirstSource Inc.	1,276,378	2,744
*,^	Satcon Technology Corp.	1,109,993	2,653
*	GP Strategies Corp.	193,797	2,647
	Graham Corp.	129,763	2,647
	Ducommun Inc.	128,181	2,637
*	Air Transport Services Group Inc.	375,753	2,574
*	Orion Marine Group Inc.	270,232	2,543
*	Hawaiian Holdings Inc.	445,270	2,538
*	Commercial Vehicle Group Inc.	174,345	2,474
	Met-Pro Corp.	217,184	2,472
	Vicor Corp.	152,142	2,460
	Intersections Inc.	132,839	2,418
*	Gibraltar Industries Inc.	210,341	2,381
*	Trex Co. Inc.	96,418	2,360
*	Michael Baker Corp.	111,588	2,357
*	Park-Ohio Holdings Corp.	104,932	2,218
*	Sterling Construction Co. Inc.	161,080	2,218
	CDI Corp.	166,622	2,214
*	American Railcar Industries Inc.	93,445	2,191
*	Hurco Cos. Inc.	67,604	2,178
	Multi-Color Corp.	87,434	2,159
	Schawk Inc. Class A	129,340	2,142
*,^	Genco Shipping & Trading Ltd.	279,133	2,099
*	Mistras Group Inc.	129,059	2,091
	LSI Industries Inc.	260,808	2,071
*	Dolan Co.	240,422	2,036
*	Pike Electric Corp.	226,700	2,004
*	Rush Enterprises Inc. Class B	124,113	1,998
*	Saia Inc.	117,578	1,993
	Alamo Group Inc.	83,601	1,981
*	LMI Aerospace Inc.	80,102	1,957
	Ampco-Pittsburgh Corp.	83,248	1,952
*	CRA International Inc.	70,974	1,923
	American Woodmark Corp.	108,761	1,884
*,^	Odyssey Marine Exploration Inc.	592,756	1,855
*	Casella Waste Systems Inc. Class A	303,575	1,852
*	DXP Enterprises Inc.	72,132	1,829
	Douglas Dynamics Inc.	114,649	1,810
*	CAI International Inc.	86,625	1,790
*	WCA Waste Corp.	310,518	1,789
*	Northwest Pipe Co.	67,028	1,747
*,^	FuelCell Energy Inc.	1,328,614	1,740
	Barrett Business Services Inc.	120,717	1,729
*	Orion Energy Systems Inc.	438,665	1,724
*	Tecumseh Products Co. Class A	165,910	1,692
*	Republic Airways Holdings Inc.	305,799	1,670
	International Shipholding Corp.	77,980	1,659

38

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
*	Kratos Defense & Security Solutions Inc.	136,150	1,656
*,^	Valence Technology Inc.	1,363,424	1,609
*	Pacer International Inc.	340,742	1,608
*	USA Truck Inc.	140,573	1,588
*	PMFG Inc.	78,239	1,553
*	Ameresco Inc. Class A	107,145	1,519
*	Hudson Highland Group Inc.	270,260	1,446
*	Willis Lease Finance Corp.	104,923	1,399
	Lawson Products Inc.	70,592	1,389
	Kimball International Inc. Class B	213,755	1,374
*	Standard Parking Corp.	85,792	1,370
*	Fuel Tech Inc.	204,402	1,355
*	Innovative Solutions & Support Inc.	238,921	1,307
*	Pinnacle Airlines Corp.	278,148	1,263
	Superior Uniform Group Inc.	107,163	1,259
	Courier Corp.	111,791	1,235
*	Energy Recovery Inc.	374,514	1,225
*	Eagle Bulk Shipping Inc.	492,228	1,221
*,^	Xerium Technologies Inc.	62,611	1,161
	Preformed Line Products Co.	16,146	1,149
*	Broadwind Energy Inc.	775,036	1,124
*	NCI Building Systems Inc.	98,483	1,122
*,^	Ener1 Inc.	1,000,724	1,101
*	Ultralife Corp.	229,766	1,078
*	Active Power Inc.	425,386	1,042
	US Home Systems Inc.	198,934	999
*	Hill International Inc.	166,935	962
	Standard Register Co.	304,751	960
*	Roadrunner Transportation Systems Inc.	63,439	957
*	TRC Cos. Inc.	151,253	945
*	Universal Truckload Services Inc.	54,784	938
*	Magnetek Inc.	513,668	935
	VSE Corp.	36,498	909
	Hardinge Inc.	83,298	909
*	Perma-Fix Environmental Services	649,314	903
*	SL Industries Inc.	37,937	893
*	UQM Technologies Inc.	393,995	886
*	PowerSecure International Inc.	119,374	862
	Baltic Trading Ltd.	148,494	852
*	United Capital Corp.	27,624	827
*	Frozen Food Express Industries	179,901	642
*,^	Lime Energy Co.	116,804	626
*	Omega Flex Inc.	43,837	615
*	PAM Transportation Services Inc.	61,373	606
^	Horizon Lines Inc. Class A	495,169	599
	LS Starrett Co. Class A	58,146	596
*	BlueLinx Holdings Inc.	229,116	529
*	Covenant Transportation Group Inc. Class A	67,325	522
*	Heritage-Crystal Clean Inc.	26,475	508
*	Patriot Transportation Holding Inc.	21,883	490
	Hubbell Inc. Class A	7,600	453
	Virco Manufacturing	159,426	446
*	Ceco Environmental Corp.	64,270	433
*	TBS International plc Class A	225,630	417
*	Sypris Solutions Inc.	91,511	377
*	Integrated Electrical Services Inc.	111,464	350
*,^	YRC Worldwide Inc.	309,038	349
*	AT Cross Co. Class A	29,613	337
*,^	Plug Power Inc.	130,550	290
*,^	Hoku Corp.	151,111	246
*,^	Altair Nanotechnologies Inc.	272,668	235
*	Argan Inc.	18,691	190
*	Coleman Cable Inc.	12,494	184
*	Franklin Covey Co.	15,108	146

39

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
*	Key Technology Inc.	8,041	130
*	Innotrac Corp.	73,831	108
*,^	Westinghouse Solar Inc.	69,212	101
*	Applied Energetics Inc.	292,298	97
*	Ocean Power Technologies Inc.	23,689	85
*	Keyw Holding Corp.	6,700	83
*,^	Ascent Solar Technologies Inc.	72,735	69
	Eastern Co.	3,468	56
*	PGT Inc.	24,655	45
*	BlueLinx Holdings Inc. Rights Exp. 07/22/2011	229,116	39
*	Arotech Corp.	13,617	30
*	Innovaro Inc.	3,814	8
*	Trailer Bridge Inc.	1,021	2
*	Internet Media Services Inc.	5,542	1
			19,540,812
Information Technology (18.0%)
*	Apple Inc.	10,335,872	3,469,442
	International Business Machines Corp.	13,679,534	2,346,724
	Microsoft Corp.	84,840,147	2,205,844
	Oracle Corp.	45,338,283	1,492,083
*	Google Inc. Class A	2,815,162	1,425,542
	Intel Corp.	61,570,234	1,364,396
	Qualcomm Inc.	18,441,367	1,047,285
	Cisco Systems Inc.	62,007,404	967,936
	Hewlett-Packard Co.	24,391,900	887,865
*	EMC Corp.	23,203,487	639,256
	Visa Inc. Class A	5,548,912	467,551
	Accenture plc Class A	7,186,060	434,182
	Texas Instruments Inc.	13,150,274	431,723
*	eBay Inc.	13,107,690	422,985
	Mastercard Inc. Class A	1,248,867	376,334
*	Dell Inc.	19,487,417	324,855
	Corning Inc.	17,563,117	318,771
	Automatic Data Processing Inc.	5,568,583	293,353
*	Cognizant Technology Solutions Corp. Class A	3,413,916	250,377
*	NetApp Inc.	4,055,810	214,066
*	Yahoo! Inc.	13,960,762	209,970
*	Salesforce.com Inc.	1,400,903	208,707
	Applied Materials Inc.	14,808,324	192,656
*	Juniper Networks Inc.	5,999,787	188,993
	TE Connectivity Ltd.	4,999,196	183,770
	Broadcom Corp. Class A	5,436,573	182,886
*	Adobe Systems Inc.	5,677,386	178,554
*	Intuit Inc.	3,311,820	171,751
*	Symantec Corp.	8,561,477	168,832
*	Citrix Systems Inc.	2,105,417	168,433
	Altera Corp.	3,590,608	166,425
	Xerox Corp.	15,698,072	163,417
*	Motorola Solutions Inc.	3,400,602	156,564
	Western Union Co.	7,299,839	146,216
	Analog Devices Inc.	3,362,296	131,600
*	Teradata Corp.	1,879,800	113,164
	Paychex Inc.	3,652,868	112,216
*	SanDisk Corp.	2,656,222	110,233
*	BMC Software Inc.	2,004,753	109,660
	Xilinx Inc.	2,929,756	106,848
	Amphenol Corp. Class A	1,975,164	106,639
	CA Inc.	4,582,205	104,658
*	NVIDIA Corp.	6,517,046	103,849
*	Fiserv Inc.	1,653,607	103,565
*	F5 Networks Inc.	906,611	99,954
*	Red Hat Inc.	2,165,754	99,408
*	Autodesk Inc.	2,569,390	99,178
*	Western Digital Corp.	2,600,130	94,593

40

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
*	VMware Inc. Class A	929,888	93,203
*	Marvell Technology Group Ltd.	6,203,433	91,594
	Avago Technologies Ltd.	2,352,725	89,404
*	Electronic Arts Inc.	3,753,375	88,580
	Maxim Integrated Products Inc.	3,328,383	85,073
	Linear Technology Corp.	2,546,545	84,087
	Fidelity National Information Services Inc.	2,718,606	83,706
*,^	First Solar Inc.	626,723	82,897
	Seagate Technology plc	5,086,419	82,197
	Microchip Technology Inc.	2,116,940	80,253
	KLA-Tencor Corp.	1,879,096	76,066
*	Micron Technology Inc.	10,070,057	75,324
*	Atmel Corp.	5,143,822	72,374
*	Rovi Corp.	1,252,397	71,837
	Activision Blizzard Inc.	6,045,384	70,610
*	Informatica Corp.	1,186,328	69,317
*	Motorola Mobility Holdings Inc.	3,142,216	69,254
	National Semiconductor Corp.	2,706,268	66,601
*	Akamai Technologies Inc.	2,101,167	66,124
	Computer Sciences Corp.	1,741,188	66,095
	Harris Corp.	1,436,439	64,726
*	Riverbed Technology Inc.	1,610,712	63,768
*	Polycom Inc.	985,184	63,347
*	Lam Research Corp.	1,387,205	61,425
	VeriSign Inc.	1,834,847	61,394
	FLIR Systems Inc.	1,780,465	60,019
*	Nuance Communications Inc.	2,699,355	57,955
*	ANSYS Inc.	1,030,049	56,313
*	SAIC Inc.	3,338,817	56,159
*	Flextronics International Ltd.	8,537,166	54,809
*	Avnet Inc.	1,713,960	54,641
*	Alliance Data Systems Corp.	578,924	54,459
*	Trimble Navigation Ltd.	1,372,006	54,386
*	TIBCO Software Inc.	1,862,655	54,054
*	Arrow Electronics Inc.	1,290,629	53,561
*	Equinix Inc.	518,553	52,384
*	ON Semiconductor Corp.	4,962,673	51,959
*	Varian Semiconductor Equipment Associates Inc.	843,775	51,842
	Factset Research Systems Inc.	494,394	50,586
*	Rackspace Hosting Inc.	1,160,853	49,615
*	LSI Corp.	6,921,228	49,279
*	Skyworks Solutions Inc.	2,081,098	47,824
	Solera Holdings Inc.	792,128	46,862
*	Advanced Micro Devices Inc.	6,540,284	45,717
	Global Payments Inc.	895,941	45,693
*	MICROS Systems Inc.	908,219	45,148
	Jabil Circuit Inc.	2,204,857	44,538
*	Acme Packet Inc.	628,727	44,093
*	VeriFone Systems Inc.	992,359	44,011
*	Synopsys Inc.	1,677,041	43,117
*	JDS Uniphase Corp.	2,518,493	41,958
*	Cree Inc.	1,227,930	41,246
	Cypress Semiconductor Corp.	1,855,784	39,231
*	Gartner Inc.	971,081	39,125
*	Novellus Systems Inc.	1,014,343	36,658
*	IAC/InterActiveCorp	955,415	36,468
*	Ariba Inc.	1,050,140	36,198
	Total System Services Inc.	1,848,835	34,351
*	Brocade Communications Systems Inc.	5,301,348	34,247
*	NCR Corp.	1,801,606	34,032
	Broadridge Financial Solutions Inc.	1,410,043	33,940
*	Ingram Micro Inc.	1,764,444	32,007
*	Cadence Design Systems Inc.	3,019,277	31,884
	National Instruments Corp.	1,053,565	31,280

41

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
*	Parametric Technology Corp.	1,328,404	30,460
*	Teradyne Inc.	2,038,683	30,172
*	WebMD Health Corp.	639,091	29,130
*	Fortinet Inc.	1,015,263	27,707
*	Netlogic Microsystems Inc.	684,443	27,665
	Jack Henry & Associates Inc.	919,195	27,585
*	QLIK Technologies Inc.	799,752	27,240
	ADTRAN Inc.	689,006	26,671
*	Zebra Technologies Corp.	630,418	26,585
*	Lexmark International Inc. Class A	882,700	25,828
*	Concur Technologies Inc.	512,031	25,637
*	Tech Data Corp.	523,297	25,584
*	Vishay Intertechnology Inc.	1,698,838	25,551
*	Aruba Networks Inc.	864,484	25,545
	MercadoLibre Inc.	321,962	25,544
*	Dolby Laboratories Inc. Class A	598,222	25,400
*	Compuware Corp.	2,462,795	24,037
*	AOL Inc.	1,203,187	23,895
*	Fairchild Semiconductor International Inc. Class A	1,418,392	23,701
*	VistaPrint NV	490,845	23,487
*	IPG Photonics Corp.	317,433	23,081
*	GT Solar International Inc.	1,402,993	22,728
*	SuccessFactors Inc.	767,535	22,566
	Diebold Inc.	718,326	22,275
*	Omnivision Technologies Inc.	637,781	22,201
*,^	Veeco Instruments Inc.	455,901	22,070
*	MEMC Electronic Materials Inc.	2,585,811	22,057
	DST Systems Inc.	417,123	22,024
*	Itron Inc.	456,740	21,997
*	International Rectifier Corp.	785,721	21,977
*	Cavium Inc.	503,962	21,968
*	NeuStar Inc. Class A	828,749	21,713
*	Wright Express Corp.	411,826	21,444
	Anixter International Inc.	325,964	21,298
	Lender Processing Services Inc.	1,007,949	21,076
*	CACI International Inc. Class A	333,244	21,021
	InterDigital Inc.	509,461	20,811
*	CommVault Systems Inc.	467,419	20,777
*	Monster Worldwide Inc.	1,389,209	20,366
	Plantronics Inc.	549,318	20,067
*	PMC - Sierra Inc.	2,622,530	19,853
*	Microsemi Corp.	963,422	19,750
*	Ciena Corp.	1,070,510	19,676
*	Hittite Microwave Corp.	317,171	19,636
*	Semtech Corp.	712,706	19,485
*	Silicon Laboratories Inc.	471,264	19,444
*	Viasat Inc.	445,671	19,284
*	RF Micro Devices Inc.	3,104,843	19,002
*	QLogic Corp.	1,187,722	18,909
*	Convergys Corp.	1,374,133	18,743
*	TriQuint Semiconductor Inc.	1,828,447	18,632
*	Sapient Corp.	1,237,350	18,597
	Molex Inc.	709,257	18,278
*	Progress Software Corp.	754,176	18,198
	Tellabs Inc.	3,926,683	18,102
	Intersil Corp. Class A	1,408,558	18,100
	Molex Inc. Class A	835,542	17,947
*	Netgear Inc.	408,524	17,861
*	CoreLogic Inc.	1,052,260	17,583
*	Aspen Technology Inc.	1,003,640	17,243
	Syntel Inc.	287,830	17,016
*	Taleo Corp. Class A	458,491	16,978
*	Blackboard Inc.	390,236	16,932
*	Quest Software Inc.	733,474	16,672

42

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
*	FEI Co.	433,222	16,545
*	Finisar Corp.	908,652	16,383
*	Rambus Inc.	1,114,116	16,355
*	Lawson Software Inc.	1,428,368	16,026
*	Cymer Inc.	323,212	16,002
	MAXIMUS Inc.	193,119	15,977
*	Plexus Corp.	455,556	15,858
*	Coherent Inc.	285,851	15,799
*	Universal Display Corp.	449,977	15,790
	Cognex Corp.	440,422	15,604
*	SRA International Inc. Class A	499,986	15,460
*	JDA Software Group Inc.	491,413	15,180
*	Entegris Inc.	1,498,579	15,166
*	ValueClick Inc.	910,906	15,121
*	OpenTable Inc.	181,356	15,074
*	Arris Group Inc.	1,294,023	15,024
*	MicroStrategy Inc. Class A	92,078	14,979
*	Ultimate Software Group Inc.	274,969	14,967
*	SolarWinds Inc.	570,729	14,919
	Littelfuse Inc.	253,321	14,875
	MKS Instruments Inc.	555,217	14,669
*	j2 Global Communications Inc.	515,813	14,561
*	Digital River Inc.	444,147	14,284
*	SAVVIS Inc.	356,699	14,100
*	EchoStar Corp. Class A	380,173	13,850
*	Integrated Device Technology Inc.	1,745,961	13,723
	Blackbaud Inc.	494,504	13,708
	Fair Isaac Corp.	453,358	13,691
*	Ancestry.com Inc.	329,195	13,625
*	TiVo Inc.	1,319,163	13,574
*	Mentor Graphics Corp.	1,052,096	13,477
*	ACI Worldwide Inc.	388,277	13,112
*	Take-Two Interactive Software Inc.	855,768	13,076
*	Spansion Inc. Class A	643,947	12,409
*	Websense Inc.	475,578	12,351
*	Unisys Corp.	475,561	12,222
*	Cabot Microelectronics Corp.	260,399	12,101
	Power Integrations Inc.	305,776	11,751
*	Acxiom Corp.	895,781	11,744
*	Benchmark Electronics Inc.	711,408	11,738
*	Cirrus Logic Inc.	728,369	11,581
*	Advent Software Inc.	406,803	11,460
*,^	L-1 Identity Solutions Inc.	958,701	11,265
*	Insight Enterprises Inc.	627,652	11,116
*,^	STEC Inc.	640,211	10,890
*	Rofin-Sinar Technologies Inc.	315,580	10,777
*	Ultratech Inc.	353,742	10,747
	Mantech International Corp. Class A	241,102	10,710
*	Sanmina-SCI Corp.	1,021,775	10,555
*	Loral Space & Communications Inc.	151,201	10,504
*	TeleTech Holdings Inc.	496,383	10,464
*	Blue Coat Systems Inc.	477,767	10,444
*	Sonus Networks Inc.	3,180,448	10,305
*	Scansource Inc.	274,267	10,280
*	Diodes Inc.	392,586	10,246
*	Lattice Semiconductor Corp.	1,552,654	10,123
*,^	Synaptics Inc.	390,076	10,041
*	Verigy Ltd.	660,512	9,888
^	VirnetX Holding Corp.	340,162	9,844
*	TTM Technologies Inc.	605,865	9,706
*	RightNow Technologies Inc.	297,620	9,643
*,^	Power-One Inc.	1,188,587	9,628
*	Magma Design Automation Inc.	1,200,582	9,593
*	DealerTrack Holdings Inc.	416,182	9,551

43

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
*	Tessera Technologies Inc.	556,674	9,541
*	Tyler Technologies Inc.	355,883	9,531
	Earthlink Inc.	1,231,753	9,478
*	Constant Contact Inc.	371,044	9,417
*	comScore Inc.	350,010	9,065
*	Manhattan Associates Inc.	258,374	8,898
*,^	Ebix Inc.	454,277	8,654
	Comtech Telecommunications Corp.	306,304	8,589
*	Sourcefire Inc.	288,422	8,572
*	Rogers Corp.	184,582	8,528
*	Synchronoss Technologies Inc.	267,945	8,502
*	RealPage Inc.	320,552	8,485
*	DG FastChannel Inc.	262,841	8,424
	AVX Corp.	548,485	8,359
*	Stratasys Inc.	244,207	8,230
*	LivePerson Inc.	581,730	8,226
*	NetSuite Inc.	209,706	8,220
*	Freescale Semiconductor Holdings I Ltd.	443,637	8,158
*	Silicon Image Inc.	1,247,444	8,058
*,^	RealD Inc.	344,322	8,054
*	Brooks Automation Inc.	739,480	8,031
*	Net 1 UEPS Technologies Inc.	911,257	7,910
*	OSI Systems Inc.	183,793	7,903
	Opnet Technologies Inc.	193,002	7,901
*,^	Travelzoo Inc.	122,081	7,891
*	Measurement Specialties Inc.	220,637	7,877
*	Cardtronics Inc.	335,646	7,871
*	Quantum Corp.	2,364,814	7,804
*,^	Entropic Communications Inc.	877,579	7,802
*	BroadSoft Inc.	202,419	7,718
*	Radiant Systems Inc.	365,051	7,630
*	Harmonic Inc.	1,051,654	7,603
*	Advanced Energy Industries Inc.	513,232	7,591
	Heartland Payment Systems Inc.	368,071	7,582
*	Amkor Technology Inc.	1,215,926	7,502
*	Bottomline Technologies Inc.	303,235	7,493
*	SYNNEX Corp.	231,954	7,353
	MTS Systems Corp.	173,733	7,267
*	Newport Corp.	399,818	7,265
*	Checkpoint Systems Inc.	405,989	7,259
*	DTS Inc.	178,942	7,256
*	Euronet Worldwide Inc.	467,552	7,205
*	Electronics for Imaging Inc.	417,855	7,195
*	Hypercom Corp.	728,009	7,156
*	Kulicke & Soffa Industries Inc.	640,024	7,130
*	Infinera Corp.	1,022,068	7,062
*	Emulex Corp.	819,841	7,051
	NIC Inc.	523,785	7,050
*	SMART Modular Technologies WWH Inc.	759,335	6,955
*	Verint Systems Inc.	186,633	6,913
	Pegasystems Inc.	148,196	6,899
*	Volterra Semiconductor Corp.	278,854	6,877
*	Tekelec	751,904	6,865
*	Avid Technology Inc.	358,644	6,757
*	Monolithic Power Systems Inc.	430,189	6,634
*	LTX-Credence Corp.	741,901	6,633
	United Online Inc.	1,099,661	6,631
*	Intermec Inc.	599,745	6,621
*	FARO Technologies Inc.	150,387	6,587
	Black Box Corp.	208,845	6,531
*	Netscout Systems Inc.	310,296	6,482
*	Applied Micro Circuits Corp.	719,264	6,373
*	ATMI Inc.	302,279	6,176
	Micrel Inc.	583,498	6,173

44

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
*	LogMeIn Inc.	159,103	6,137
*	LoopNet Inc.	330,973	6,083
*	Ixia	471,483	6,035
*	Brightpoint Inc.	740,922	6,009
*	CSG Systems International Inc.	324,169	5,991
*	Ceva Inc.	195,532	5,956
*	Standard Microsystems Corp.	213,290	5,757
*	Accelrys Inc.	803,984	5,716
*	RealNetworks Inc.	1,671,179	5,682
*	Electro Scientific Industries Inc.	292,454	5,644
*	Dice Holdings Inc.	417,333	5,642
*	ExlService Holdings Inc.	239,269	5,527
*	Kemet Corp.	380,279	5,434
	Keynote Systems Inc.	250,186	5,412
*	Kenexa Corp.	225,541	5,408
*	Zoran Corp.	636,765	5,349
*	Maxwell Technologies Inc.	329,591	5,336
	Forrester Research Inc.	161,687	5,329
	iGate Corp.	322,432	5,262
*	Mercury Computer Systems Inc.	278,795	5,208
*	SunPower Corp. Class B	310,025	5,156
*,^	Rubicon Technology Inc.	296,362	4,997
*	PROS Holdings Inc.	284,228	4,971
*	Globecomm Systems Inc.	318,451	4,955
	EPIQ Systems Inc.	330,890	4,705
*	Powerwave Technologies Inc.	1,587,628	4,683
*	S1 Corp.	625,655	4,680
*	Vocus Inc.	152,675	4,673
*	EMS Technologies Inc.	141,103	4,652
*	Move Inc.	2,121,012	4,645
	Park Electrochemical Corp.	164,517	4,598
*	FormFactor Inc.	499,336	4,524
*	IXYS Corp.	298,908	4,478
*	THQ Inc.	1,235,734	4,473
*	Silicon Graphics International Corp.	257,318	4,426
*	NVE Corp.	75,277	4,400
*	Rudolph Technologies Inc.	409,200	4,383
*	XO Group Inc.	439,256	4,371
*	MIPS Technologies Inc. Class A	628,707	4,344
*	Oplink Communications Inc.	232,449	4,331
*	Interactive Intelligence Inc.	123,061	4,313
*	Monotype Imaging Holdings Inc.	303,598	4,290
*	IntraLinks Holdings Inc.	244,804	4,230
*	LeCroy Corp.	343,809	4,139
*	SS&C Technologies Holdings Inc.	207,186	4,117
*	Super Micro Computer Inc.	255,567	4,112
	Sycamore Networks Inc.	184,881	4,112
*	VASCO Data Security International Inc.	314,196	3,912
*	Fabrinet	160,675	3,901
*	Advanced Analogic Technologies Inc.	633,913	3,838
*	Hackett Group Inc.	750,678	3,821
	Methode Electronics Inc.	328,848	3,818
*	Echelon Corp.	419,767	3,816
*	FleetCor Technologies Inc.	128,050	3,795
*	Calix Inc.	181,200	3,773
*	ShoreTel Inc.	363,592	3,709
*	support.com Inc.	771,285	3,702
*	Integrated Silicon Solution Inc.	379,884	3,673
*	Aeroflex Holding Corp.	202,181	3,670
*	Photronics Inc.	429,213	3,635
*	Extreme Networks	1,121,655	3,634
*	Gerber Scientific Inc.	319,550	3,557
*,^	Wave Systems Corp. Class A	1,210,675	3,414
*	TNS Inc.	205,668	3,414

45

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
*	Kopin Corp.	722,640	3,404
*	Infospace Inc.	372,846	3,400
*	Oclaro Inc.	493,089	3,314
*	Saba Software Inc.	362,439	3,273
*	Liquidity Services Inc.	135,484	3,199
*	Imation Corp.	334,740	3,160
*	TeleNav Inc.	177,069	3,139
*	Multi-Fineline Electronix Inc.	144,679	3,127
*	Anaren Inc.	146,963	3,123
	Electro Rent Corp.	181,010	3,099
*	Symmetricom Inc.	524,669	3,059
	Richardson Electronics Ltd.	223,529	3,038
*	Web.com Group Inc.	245,489	3,024
*,^	Emcore Corp.	1,095,184	3,001
	American Software Inc. Class A	360,444	2,995
*	Digi International Inc.	230,016	2,990
*	Seachange International Inc.	274,236	2,956
*	Supertex Inc.	131,558	2,947
	Daktronics Inc.	272,672	2,942
*	Zix Corp.	764,583	2,936
*	Agilysys Inc.	350,848	2,926
*	Mindspeed Technologies Inc.	357,067	2,857
*	Limelight Networks Inc.	612,444	2,793
	CTS Corp.	286,066	2,766
*	KVH Industries Inc.	253,391	2,694
*	Ciber Inc.	473,904	2,630
*	QuinStreet Inc.	201,384	2,614
*	Perficient Inc.	253,558	2,601
	Cohu Inc.	197,911	2,595
*	TeleCommunication Systems Inc. Class A	535,475	2,586
*	Lionbridge Technologies Inc.	811,768	2,581
	Stamps.com Inc.	190,078	2,536
	Cass Information Systems Inc.	67,055	2,532
*	Axcelis Technologies Inc.	1,516,301	2,487
*	Internap Network Services Corp.	338,268	2,486
*	Integral Systems Inc.	202,699	2,467
*	Sigma Designs Inc.	322,198	2,462
*	Aviat Networks Inc.	618,268	2,436
*	Global Cash Access Holdings Inc.	762,379	2,424
*,^	OCZ Technology Group Inc.	299,731	2,398
	Telular Corp.	387,713	2,392
*	Pericom Semiconductor Corp.	267,343	2,390
*	Nanometrics Inc.	124,716	2,368
	Marchex Inc. Class B	254,225	2,258
*	Transact Technologies Inc.	191,821	2,244
	Renaissance Learning Inc.	178,435	2,238
*	Vishay Precision Group Inc.	131,631	2,222
*	KIT Digital Inc.	185,761	2,218
	ModusLink Global Solutions Inc.	493,590	2,211
*	Openwave Systems Inc.	954,994	2,187
*	DSP Group Inc.	249,619	2,172
*	Dynamics Research Corp.	157,801	2,152
*	MoneyGram International Inc.	644,888	2,141
*	Intevac Inc.	208,709	2,131
*,^	Glu Mobile Inc.	404,219	2,130
	Bel Fuse Inc. Class B	98,005	2,126
*	Exar Corp.	331,233	2,097
	DDi Corp.	219,459	2,094
*	Immersion Corp.	239,302	2,041
*	X-Rite Inc.	404,120	2,008
*	Computer Task Group Inc.	152,070	2,003
*	AXT Inc.	232,008	1,967
*	Anadigics Inc.	610,872	1,961
*	Novatel Wireless Inc.	357,542	1,959

46

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
*	Digimarc Corp.	54,761	1,918
	Rimage Corp.	142,265	1,911
*	FalconStor Software Inc.	425,727	1,907
*	Ultra Clean Holdings	209,177	1,899
*	PRGX Global Inc.	264,593	1,892
*	Pervasive Software Inc.	292,171	1,876
*	Zygo Corp.	141,442	1,870
*	DemandTec Inc.	203,080	1,848
*	Smith Micro Software Inc.	433,670	1,826
*	Actuate Corp.	305,559	1,788
*	Ness Technologies Inc.	234,788	1,777
*	MoSys Inc.	307,231	1,767
*	Datalink Corp.	246,156	1,711
*	Virtusa Corp.	89,504	1,696
*	PLX Technology Inc.	487,627	1,692
	Pulse Electronics Corp.	379,469	1,677
*	Amtech Systems Inc.	79,436	1,640
*	Online Resources Corp.	501,235	1,634
*	SRS Labs Inc.	170,349	1,634
*	PC Mall Inc.	207,258	1,612
*	Radisys Corp.	211,197	1,540
*	Westell Technologies Inc. Class A	425,798	1,520
*	Bsquare Corp.	228,700	1,434
*,^	Rosetta Stone Inc.	84,828	1,369
*	Cray Inc.	205,843	1,317
*	Concurrent Computer Corp.	208,142	1,303
*	NCI Inc. Class A	54,466	1,237
*	QuickLogic Corp.	365,915	1,233
*	GSE Systems Inc.	566,747	1,224
*	SciQuest Inc.	69,592	1,189
	Ipass Inc.	780,202	1,186
*	ORBCOMM Inc.	377,170	1,181
	TheStreet Inc.	384,375	1,180
*	PC-Tel Inc.	179,100	1,161
*	LoJack Corp.	265,696	1,158
*	Reis Inc.	112,419	1,116
*	Ramtron International Corp.	372,879	1,111
*	Callidus Software Inc.	182,017	1,065
*	Opnext Inc.	457,846	1,044
*	PC Connection Inc.	123,169	1,020
*	Envestnet Inc.	65,516	973
*	Cyberoptics Corp.	99,246	962
*,^	Microvision Inc.	762,086	930
*	Mattson Technology Inc.	480,645	913
	Evolving Systems Inc.	125,390	897
*	BigBand Networks Inc.	394,841	857
*	ID Systems Inc.	182,889	850
*	SPS Commerce Inc.	45,600	811
*	Mediamind Technologies Inc.	36,642	804
*	FSI International Inc.	288,247	790
*	Comverge Inc.	262,199	779
*	PDF Solutions Inc.	129,562	772
*	LRAD Corp.	279,903	770
*	Innodata Isogen Inc.	287,399	762
*	Inphi Corp.	43,674	760
*	Crexendo Inc.	151,848	752
*,^	SunPower Corp. Class A	38,358	741
*,^	Research Frontiers Inc.	155,025	708
*	PAR Technology Corp.	183,343	700
*	Frequency Electronics Inc.	72,690	691
*,^	Energy Conversion Devices Inc.	570,590	673
*	Aware Inc.	223,508	671
	QAD Inc. Class A	64,456	659
*	StarTek Inc.	179,399	619

47

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
*	CalAmp Corp.	196,076	594
*	Echo Global Logistics Inc.	32,271	573
*	Trident Microsystems Inc.	810,210	559
*	Edgewater Technology Inc.	198,963	537
*	Transwitch Corp.	168,986	522
*	MEMSIC Inc.	142,797	488
*,^	Evergreen Solar Inc.	850,304	485
*	Pixelworks Inc.	190,221	466
*	TechTarget Inc.	59,880	453
*	Viasystems Group Inc.	20,120	452
*	iGO Inc.	266,807	435
*	Motricity Inc.	55,963	433
*	Planar Systems Inc.	148,996	426
*	Market Leader Inc.	187,338	407
*	Network Engines Inc.	368,684	406
*	Network Equipment Technologies Inc.	182,022	400
*	Hutchinson Technology Inc.	174,346	396
*,^	Meru Networks Inc.	32,803	394
*	Dot Hill Systems Corp.	137,274	390
*	Looksmart Ltd.	248,197	375
*	Newtek Business Services Inc.	216,917	364
*	Presstek Inc.	217,340	354
*	Rainmaker Systems Inc.	340,223	347
*	Performance Technologies Inc.	170,701	340
*	AuthenTec Inc.	112,714	311
*	Ditech Networks Inc.	255,535	302
*	Tier Technologies Inc. Class B	59,539	298
*	WebMediaBrands Inc.	217,830	292
*,^	Document Security Systems Inc.	86,116	270
*,^	Superconductor Technologies Inc.	115,555	266
*	GTSI Corp.	49,229	264
*	Guidance Software Inc.	32,303	263
*	Cinedigm Digital Cinema Corp. Class A	151,225	256
*	Convio Inc.	23,600	255
	Bel Fuse Inc. Class A	10,580	245
*	Spire Corp.	83,254	204
*	Autobytel Inc.	170,280	192
*	Video Display Corp.	48,546	186
*	Zhone Technologies Inc.	77,257	183
*	Ikanos Communications Inc.	147,417	181
*,^	Identive Group Inc.	77,988	181
*	Authentidate Holding Corp.	140,687	169
*	Parkervision Inc.	280,495	160
*	Deltek Inc.	20,627	154
	QAD Inc. Class B	16,312	152
*	GSI Technology Inc.	20,400	147
*	Intellicheck Mobilisa Inc.	93,312	117
*	BTU International Inc.	14,836	104
*	Vertro Inc.	40,080	90
*	Selectica Inc.	16,769	84
*	Wireless Telecom Group Inc.	98,456	82
*	Lantronix Inc.	30,990	78
*	Numerex Corp. Class A	8,036	78
*	Management Network Group Inc.	25,306	66
	Mocon Inc.	3,054	47
*	MaxLinear Inc.	3,195	28
*	Mattersight Corp.	2,200	12
*	ePlus Inc.	400	11
*	Information Services Group Inc.	798	1
*	NAPCO Security Technologies Inc.	292	1
*	Digital Ally Inc.	700	1
*	Qualstar Corp.	100	—
			30,289,559

48

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
Materials (4.4%)
	EI du Pont de Nemours & Co.	10,338,011	558,770
	Freeport-McMoRan Copper & Gold Inc.	10,553,173	558,263
	Dow Chemical Co.	13,100,789	471,628
	Monsanto Co.	6,017,564	436,514
	Praxair Inc.	3,403,662	368,923
	Newmont Mining Corp.	5,458,091	294,573
	Air Products & Chemicals Inc.	2,411,794	230,519
	Mosaic Co.	3,095,186	209,637
	Alcoa Inc.	11,920,554	189,060
	PPG Industries Inc.	1,802,192	163,621
	Cliffs Natural Resources Inc.	1,623,325	150,076
	Ecolab Inc.	2,611,004	147,208
	Nucor Corp.	3,545,035	146,126
	International Paper Co.	4,688,035	139,797
	LyondellBasell Industries NV Class A	3,187,077	122,766
	CF Industries Holdings Inc.	800,135	113,355
	Sigma-Aldrich Corp.	1,368,727	100,437
	Lubrizol Corp.	730,820	98,127
	Celanese Corp. Class A	1,751,666	93,381
	Sherwin-Williams Co.	1,023,888	85,874
	Eastman Chemical Co.	802,572	81,919
	Walter Energy Inc.	694,269	80,396
	United States Steel Corp.	1,614,660	74,339
	Ball Corp.	1,884,796	72,489
	Allegheny Technologies Inc.	1,132,301	71,867
	FMC Corp.	802,337	69,017
*	Crown Holdings Inc.	1,774,146	68,872
	Albemarle Corp.	977,250	67,626
	MeadWestvaco Corp.	1,891,045	62,991
	Airgas Inc.	899,067	62,971
	International Flavors & Fragrances Inc.	901,114	57,888
	Ashland Inc.	887,218	57,332
	Vulcan Materials Co.	1,448,467	55,809
	Rock-Tenn Co. Class A	782,605	51,918
*	Owens-Illinois Inc.	1,840,207	47,496
	Domtar Corp.	471,205	44,633
	Sealed Air Corp.	1,790,753	42,602
	Reliance Steel & Aluminum Co.	839,751	41,694
	Nalco Holding Co.	1,496,779	41,625
	Martin Marietta Materials Inc.	511,648	40,917
	Sonoco Products Co.	1,146,491	40,746
	Bemis Co. Inc.	1,205,113	40,709
	Huntsman Corp.	2,155,514	40,631
*	Molycorp Inc.	660,766	40,346
*	Rockwood Holdings Inc.	727,875	40,244
	Aptargroup Inc.	754,138	39,472
	Steel Dynamics Inc.	2,326,074	37,799
	Valspar Corp.	1,042,031	37,576
*	WR Grace & Co.	822,790	37,544
	Temple-Inland Inc.	1,216,522	36,179
	Royal Gold Inc.	575,389	33,701
	RPM International Inc.	1,463,209	33,683
*	Allied Nevada Gold Corp.	951,613	33,659
	Packaging Corp. of America	1,152,215	32,251
	Compass Minerals International Inc.	369,586	31,810
*	Solutia Inc.	1,371,399	31,336
	Cytec Industries Inc.	533,844	30,531
	Cabot Corp.	734,771	29,295
	Carpenter Technology Corp.	495,753	28,595
	Scotts Miracle-Gro Co. Class A	520,134	26,688
*	Stillwater Mining Co.	1,151,072	25,335
*	Coeur d'Alene Mines Corp.	1,006,090	24,408
*	Hecla Mining Co.	3,133,517	24,097

49

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
	Silgan Holdings Inc.	560,811	22,976
*	AbitibiBowater Inc.	1,094,286	22,214
	NewMarket Corp.	128,207	21,886
	Sensient Technologies Corp.	548,263	20,324
	Olin Corp.	893,925	20,256
*	Chemtura Corp.	1,074,335	19,553
	AK Steel Holding Corp.	1,239,580	19,536
*	Intrepid Potash Inc.	593,377	19,285
	Titanium Metals Corp.	1,016,401	18,620
	Commercial Metals Co.	1,287,095	18,470
	Greif Inc. Class A	273,521	17,787
	PolyOne Corp.	1,056,813	16,349
	Schnitzer Steel Industries Inc.	272,494	15,696
	Worthington Industries Inc.	671,406	15,509
	Globe Specialty Metals Inc.	688,208	15,430
	Balchem Corp.	324,471	14,205
*	OM Group Inc.	347,248	14,112
*	Kraton Performance Polymers Inc.	358,720	14,051
	Minerals Technologies Inc.	207,214	13,736
	HB Fuller Co.	555,379	13,562
*	RTI International Metals Inc.	344,860	13,232
	Eagle Materials Inc.	473,238	13,189
*	Ferro Corp.	958,432	12,881
	Buckeye Technologies Inc.	454,336	12,258
	Schweitzer-Mauduit International Inc.	216,273	12,144
*	Louisiana-Pacific Corp.	1,488,634	12,117
^	Texas Industries Inc.	282,606	11,765
	Westlake Chemical Corp.	222,618	11,554
*	Calgon Carbon Corp.	670,060	11,391
	Kaiser Aluminum Corp.	206,293	11,268
	Innophos Holdings Inc.	220,608	10,766
*	Century Aluminum Co.	667,558	10,447
	AMCOL International Corp.	263,465	10,054
	Arch Chemicals Inc.	278,403	9,588
	Haynes International Inc.	152,480	9,443
	PH Glatfelter Co.	604,204	9,293
*	Georgia Gulf Corp.	380,644	9,189
	Koppers Holdings Inc.	220,587	8,367
	A Schulman Inc.	330,664	8,329
*	US Gold Corp.	1,374,454	8,288
*	Innospec Inc.	245,271	8,244
*	Materion Corp.	220,067	8,136
*	Horsehead Holding Corp.	577,412	7,691
*	Clearwater Paper Corp.	110,977	7,578
*	LSB Industries Inc.	175,306	7,524
^	Gold Resource Corp.	291,483	7,267
	Deltic Timber Corp.	132,465	7,112
*	Graphic Packaging Holding Co.	1,265,991	6,887
	Stepan Co.	92,485	6,557
	Kronos Worldwide Inc.	196,285	6,173
*	Omnova Solutions Inc.	884,178	6,154
*	KapStone Paper and Packaging Corp.	334,387	5,541
	Zep Inc.	265,095	5,010
	Boise Inc.	642,796	5,007
	Quaker Chemical Corp.	116,044	4,991
*	Graham Packaging Co. Inc.	193,058	4,869
	Hawkins Inc.	129,825	4,702
	Olympic Steel Inc.	162,108	4,463
	Neenah Paper Inc.	190,766	4,060
*	TPC Group Inc.	101,416	3,978
*	General Moly Inc.	861,482	3,842
*	Zoltek Cos. Inc.	352,682	3,714
	Wausau Paper Corp.	535,152	3,607
*,^	Paramount Gold and Silver Corp.	1,057,248	3,447

50

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
*	STR Holdings Inc.	230,724	3,442
*,^	Mercer International Inc.	314,066	3,166
*	Universal Stainless & Alloy	64,376	3,010
	Myers Industries Inc.	283,299	2,912
*	Noranda Aluminum Holding Corp.	169,496	2,566
	American Vanguard Corp.	194,871	2,527
*	Spartech Corp.	396,742	2,416
*	AEP Industries Inc.	80,846	2,360
*	AM Castle & Co.	139,904	2,324
*	Flotek Industries Inc.	271,496	2,313
*	Golden Minerals Co.	98,921	1,759
	Chase Corp.	84,772	1,421
*	ADA-ES Inc.	86,900	1,390
*	Landec Corp.	209,355	1,382
*	Headwaters Inc.	441,159	1,381
*	US Energy Corp. Wyoming	313,512	1,339
*	United States Lime & Minerals Inc.	29,823	1,223
*	Senomyx Inc.	234,127	1,203
*	American Pacific Corp.	126,985	1,018
*,^	Zagg Inc.	73,757	988
*,^	Puda Coal Inc.	529,328	794
*	Metals USA Holdings Corp.	45,901	684
*	Penford Corp.	112,522	596
*	Nanophase Technologies Corp.	385,563	463
*	Ampal American Israel Class A	328,259	309
*	Verso Paper Corp.	75,714	203
*,^	China Direct Industries Inc.	111,343	106
*	Solitario Exploration & Royalty Corp.	27,313	78
	KMG Chemicals Inc.	4,326	73
*	Continental Materials Corp.	3,495	53
*	Clean Diesel Technologies Inc.	200	1
			7,398,865
Telecommunication Services (2.8%)
	AT&T Inc.	66,308,362	2,082,746
	Verizon Communications Inc.	31,407,544	1,169,303
	CenturyLink Inc.	6,725,367	271,907
*	American Tower Corp. Class A	4,461,947	233,494
*	Sprint Nextel Corp.	33,544,181	180,803
*	Crown Castle International Corp.	3,264,440	133,156
	Frontier Communications Corp.	11,158,940	90,053
*	NII Holdings Inc.	1,905,668	80,762
	Windstream Corp.	5,660,343	73,358
*	SBA Communications Corp. Class A	1,290,098	49,269
*	MetroPCS Communications Inc.	2,802,793	48,236
*,^	Level 3 Communications Inc.	18,773,693	45,808
*	tw telecom inc Class A	1,606,544	32,982
	AboveNet Inc.	246,505	17,369
	Telephone & Data Systems Inc.	535,520	16,644
*	Global Crossing Ltd.	377,074	14,472
*	Leap Wireless International Inc.	642,494	10,428
*	United States Cellular Corp.	185,145	8,965
	NTELOS Holdings Corp.	436,470	8,913
*	Cincinnati Bell Inc.	2,476,025	8,220
*	Cogent Communications Group Inc.	456,985	7,773
*	Neutral Tandem Inc.	437,773	7,626
	Telephone & Data Systems Inc. - Special Common Shares	278,993	7,513
*	PAETEC Holding Corp.	1,450,314	6,947
*,^	Clearwire Corp. Class A	1,548,739	5,854
	Consolidated Communications Holdings Inc.	289,378	5,626
*	Vonage Holdings Corp.	1,252,533	5,524
*	8x8 Inc.	1,044,338	5,107
*	Premiere Global Services Inc.	630,597	5,032
	Atlantic Tele-Network Inc.	121,600	4,665
*	ICO Global Communications Holdings Ltd.	1,669,982	4,626

51

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2011

			Market
			Value
		Shares	($000)
*	General Communication Inc. Class A	375,705	4,535
^	Alaska Communications Systems Group Inc.	506,405	4,492
	Shenandoah Telecommunications Co.	254,243	4,327
	HickoryTech Corp.	315,598	3,749
	USA Mobility Inc.	240,780	3,674
	IDT Corp. Class B	122,183	3,301
*	Cbeyond Inc.	237,810	3,146
*	Iridium Communications Inc.	311,404	2,694
	SureWest Communications	117,612	1,966
*,^	Globalstar Inc.	1,457,911	1,793
	Warwick Valley Telephone Co.	89,094	1,287
*,^	Towerstream Corp.	81,055	404
*	FiberTower Corp.	189,474	227
			4,678,776
Utilities (3.4%)
	Southern Co.	9,318,130	376,266
	Exelon Corp.	7,424,440	318,063
	Dominion Resources Inc.	6,515,558	314,506
	Duke Energy Corp.	14,909,328	280,743
	NextEra Energy Inc.	4,487,677	257,862
	FirstEnergy Corp.	4,693,028	207,197
	American Electric Power Co. Inc.	5,393,361	203,222
	PG&E Corp.	4,446,743	186,897
	Public Service Enterprise Group Inc.	5,676,513	185,281
	PPL Corp.	6,339,173	176,419
	Consolidated Edison Inc.	3,276,452	174,438
	Progress Energy Inc.	3,294,136	158,151
	Entergy Corp.	2,014,151	137,526
	Sempra Energy	2,564,090	135,589
	Edison International	3,473,439	134,596
	Xcel Energy Inc.	5,414,514	131,573
*	AES Corp.	7,520,538	95,812
	DTE Energy Co.	1,901,900	95,133
	CenterPoint Energy Inc.	4,531,212	87,679
	Oneok Inc.	1,141,175	84,458
	Wisconsin Energy Corp.	2,626,499	82,341
	Constellation Energy Group Inc.	2,131,376	80,907
	Ameren Corp.	2,700,238	77,875
	Northeast Utilities	1,982,226	69,715
*	NRG Energy Inc.	2,781,594	68,372
	NiSource Inc.	3,136,835	63,521
	American Water Works Co. Inc.	1,967,330	57,938
	National Fuel Gas Co.	785,933	57,216
*	Calpine Corp.	3,491,375	56,316
	CMS Energy Corp.	2,830,209	55,727
	OGE Energy Corp.	1,097,052	55,204
	Pinnacle West Capital Corp.	1,221,876	54,471
	SCANA Corp.	1,364,291	53,712
	NSTAR	1,163,607	53,503
	Alliant Energy Corp.	1,245,046	50,624
	Pepco Holdings Inc.	2,528,379	49,632
	MDU Resources Group Inc.	2,122,168	47,749
	Integrys Energy Group Inc.	876,446	45,435
	TECO Energy Inc.	2,295,765	43,367
	ITC Holdings Corp.	570,492	40,944
	NV Energy Inc.	2,648,671	40,657
	DPL Inc.	1,339,577	40,402
	UGI Corp.	1,249,949	39,861
	AGL Resources Inc.	877,193	35,710
	Questar Corp.	1,987,203	35,193
	Westar Energy Inc.	1,294,317	34,830
	Aqua America Inc.	1,548,691	34,040
	Atmos Energy Corp.	1,019,364	33,894
*	GenOn Energy Inc.	8,669,653	33,465

52

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2011

					Market
					Value
				Shares	($000)
	Great Plains Energy Inc.			1,527,023	31,655
	Nicor Inc.			512,683	28,064
	Hawaiian Electric Industries Inc.			1,067,965	25,695
	Vectren Corp.			919,422	25,615
	Piedmont Natural Gas Co. Inc.			815,841	24,687
	Cleco Corp.			684,138	23,842
	WGL Holdings Inc.			574,075	22,096
	IDACORP Inc.			557,144	22,007
	Portland General Electric Co.			847,188	21,417
	New Jersey Resources Corp.			465,196	20,752
	Southwest Gas Corp.			502,950	19,419
	UIL Holdings Corp.			569,504	18,423
	South Jersey Industries Inc.			335,946	18,245
	Avista Corp.			644,243	16,551
	PNM Resources Inc.			939,999	15,736
	Unisource Energy Corp.			410,386	15,320
	Allete Inc.			362,003	14,857
	El Paso Electric Co.			447,244	14,446
	Northwest Natural Gas Co.			300,570	13,565
	NorthWestern Corp.			407,670	13,498
	Black Hills Corp.			419,643	12,627
	MGE Energy Inc.			261,172	10,585
	Laclede Group Inc.			247,145	9,349
	California Water Service Group			457,766	8,565
	CH Energy Group Inc.			158,592	8,447
	Otter Tail Corp.			383,732	8,097
	Empire District Electric Co.			386,225	7,439
*	Dynegy Inc. Class A			1,170,870	7,248
	American States Water Co.			201,489	6,984
	Ormat Technologies Inc.			267,079	5,878
	Chesapeake Utilities Corp.			125,740	5,033
	Central Vermont Public Service Corp.			129,978	4,699
	Middlesex Water Co.			241,684	4,490
	SJW Corp.			166,384	4,033
	Connecticut Water Service Inc.			135,799	3,474
	Unitil Corp.			103,277	2,716
	York Water Co.			126,455	2,093
	Consolidated Water Co. Ltd.			165,967	1,542
	Pennichuck Corp.			25,832	743
	Artesian Resources Corp. Class A			39,394	710
*	Cadiz Inc.			54,495	592
*	Purecycle Corp.			26,728	81
*	Synthesis Energy Systems Inc.			38,142	71
	Delta Natural Gas Co. Inc.			2,000	63
	RGC Resources Inc.			1,139	37
*	American DG Energy Inc.			21,733	36

					5,755,554

Total Common Stocks (Cost $143,772,673)					167,910,260

					Market
					Value
		Coupon		Shares	($000)

Temporary Cash Investments (0.6%) [1]
Money Market Fund (0.6%)[1]
2,3	Vanguard Market Liquidity Fund	0.140%		1,006,006,171	1,006,006

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.0%)
4,5	Fannie Mae Discount Notes	0.085%	8/24/11	4,000	3,999

53

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4,5	Federal Home Loan Bank Discount Notes	0.070%	8/17/11	1,500	1,500
4,5	Freddie Mac Discount Notes	0.090%	7/11/11	5,000	5,000
4,5	Freddie Mac Discount Notes	0.095%	9/27/11	30,000	29,992
					40,491
Total Temporary Cash Investments (Cost $1,046,498)					1,046,497
Total Investments (100.3%) (Cost $144,819,171)					168,956,757
Other Assets and Liabilities—Net (-0.3%)[3]					(582,820)
Net Assets (100%)					168,373,937

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $431,824,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.3%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $458,613,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
5 Securities with a value of $40,491,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

54

© 2011 The Vanguard Group. Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA 852 082011

Item 2: Code of Ethics.

Not Applicable.

Item 3: Audit Committee Financial Expert.

Not Applicable.

Item 4: Principal Accountant Fees and Services.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 18, 2011

VANGUARD INDEX FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: August 18, 2011

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683, Incorporated by Reference.